SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 6.8%
Alphabet Inc, Cl A *	91,640	$10,969
Alphabet Inc, Cl C *	194,142	23,485
AT&T Inc	239,840	3,826
Comcast Corp, Cl A	142,077	5,903
Fox Corp, Cl A	57,265	1,947
Liberty Media Corp-Liberty Formula One, Cl C *	54,837	4,128
Meta Platforms Inc, Cl A *	78,814	22,618
Netflix Inc *	7,623	3,358
Nexstar Media Group Inc, Cl A	7,733	1,288
Paramount Global, Cl B	22,664	361
TEGNA Inc	150,197	2,439
T-Mobile US Inc *	67,629	9,394
Trade Desk Inc/The, Cl A *	47,680	3,682
Verizon Communications Inc	280,734	10,441
Walt Disney Co/The *	160,172	14,300
Warner Bros Discovery Inc *	56,488	708

		118,847
Consumer Discretionary — 9.9%
Amazon.com Inc, Cl A *	274,606	35,798
Autoliv Inc	14,037	1,194
AutoNation Inc *	7,577	1,247
AutoZone Inc *	477	1,189
Best Buy Co Inc	70,574	5,784
Bloomin' Brands Inc	39,780	1,070
Booking Holdings Inc *	128	346
BorgWarner Inc	119,823	5,861
Dick's Sporting Goods Inc	36,476	4,822
Dillard's Inc, Cl A	7,630	2,490
DraftKings Inc, Cl A *	81,183	2,157
eBay Inc	56,727	2,535
Foot Locker Inc, Cl A	23,394	634
Ford Motor Co	65,375	989
General Motors Co	164,364	6,338
Harley-Davidson Inc, Cl A	49,267	1,735
Home Depot Inc/The	9,635	2,993
Kohl's Corp	24,781	571
Las Vegas Sands Corp *	10,238	594
Lennar Corp, Cl A	12,211	1,530
Lithia Motors Inc, Cl A	10,129	3,080
Lowe's Cos Inc	58,529	13,210
Magna International Inc, Cl A	47,105	2,659
MercadoLibre Inc *	4,032	4,776
MGM Resorts International *	139,186	6,113
NIKE Inc, Cl B	101,190	11,168
O'Reilly Automotive Inc *	1,518	1,450
Penske Automotive Group Inc, Cl A	5,456	909
PulteGroup Inc	93,106	7,232
PVH Corp	11,442	972
Ross Stores Inc	101,920	11,428

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Service Corp International/US	51,314	$3,314
Starbucks Corp	72,980	7,229
Tesla Inc *	26,251	6,872
Thor Industries Inc	11,700	1,211
Trip.com Group Ltd ADR *	65,851	2,305
Whirlpool Corp	27,260	4,056
Williams-Sonoma Inc	30,798	3,854

		171,715
Consumer Staples — 6.9%
Altria Group Inc	46,068	2,087
Archer-Daniels-Midland Co	20,067	1,516
Coca-Cola Co/The	146,094	8,798
Colgate-Palmolive Co	145,985	11,247
Conagra Brands Inc	263,174	8,874
Dollar General Corp	41,094	6,977
Hershey Co/The	1,238	309
Ingredion Inc	72,988	7,733
J M Smucker Co/The	53,849	7,952
Kraft Heinz Co/The	9,187	326
Kroger Co/The	268,628	12,625
Molson Coors Beverage Co, Cl B	30,456	2,005
Mondelez International Inc, Cl A	81,294	5,929
PepsiCo Inc	62,828	11,637
Philip Morris International Inc	106,185	10,366
Sysco Corp, Cl A	145,077	10,765
Target Corp, Cl A	33,894	4,471
Tyson Foods Inc, Cl A	105,363	5,378
Walgreens Boots Alliance Inc	38,987	1,111

		120,106
Energy — 4.1%
Baker Hughes Co, Cl A	209,475	6,622
BP PLC ADR	131,377	4,636
Canadian Natural Resources Ltd	96,107	5,407
Chesapeake Energy Corp	22,674	1,898
Chevron Corp	75,839	11,933
ConocoPhillips	81,177	8,411
Devon Energy Corp	66,117	3,196
EOG Resources Inc	75,132	8,598
Exxon Mobil Corp	16,215	1,739
HF Sinclair Corp	39,867	1,779
Marathon Oil Corp	12,387	285
Marathon Petroleum Corp	43,244	5,042
Phillips 66	28,112	2,681
Schlumberger NV, Cl A	64,571	3,172
Shell PLC ADR	30,942	1,868
Valero Energy Corp	37,334	4,379

		71,646
Financials — 13.6%
Aflac Inc	81,002	5,654
Allstate Corp/The	21,940	2,392

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Financial Group Inc/OH	10,346	$1,229
Ameriprise Financial Inc	16,732	5,558
Bank of America Corp	352,610	10,116
Bank of New York Mellon Corp/The	19,244	857
Berkshire Hathaway Inc, Cl B *	63,580	21,681
Capital One Financial Corp	33,366	3,649
Charles Schwab Corp/The	60,560	3,433
Citigroup Inc	178,158	8,202
Citizens Financial Group Inc	9,142	238
CME Group Inc, Cl A	3,567	661
Discover Financial Services	33,010	3,857
Everest Re Group Ltd	1,843	630
Fifth Third Bancorp	115,704	3,033
First American Financial Corp	14,531	829
Global Payments Inc	141,513	13,942
Goldman Sachs Group Inc/The	996	321
Hartford Financial Services Group Inc/The	69,124	4,978
JPMorgan Chase & Co	79,023	11,493
KeyCorp	97,020	896
Markel Group Inc *	12,516	17,312
Marsh & McLennan Cos Inc	57,085	10,737
Moody's Corp	38,887	13,522
Morgan Stanley	27,105	2,315
New York Community Bancorp Inc	31,664	356
PNC Financial Services Group Inc/The	18,684	2,353
Progressive Corp/The	57,358	7,593
Radian Group Inc	16,498	417
Raymond James Financial Inc	3,844	399
Regions Financial Corp	212,723	3,791
Reinsurance Group of America Inc, Cl A	17,568	2,437
S&P Global Inc	20,519	8,226
Starwood Property Trust Inc ‡	32,387	628
State Street Corp	110,287	8,071
Synchrony Financial	77,838	2,640
US Bancorp	241,322	7,973
Visa Inc, Cl A	110,461	26,232
Voya Financial Inc	18,328	1,314
Wells Fargo & Co	115,137	4,914
Willis Towers Watson PLC	48,312	11,377

		236,256
Health Care — 14.8%
AbbVie Inc	55,751	7,511
Acadia Healthcare Co Inc, Cl A *	46,772	3,725
AmerisourceBergen Corp, Cl A	70,298	13,527
Amgen Inc, Cl A	48,551	10,779
AstraZeneca PLC ADR	103,206	7,386
Baxter International Inc	136,426	6,216
Biogen Inc *	8,964	2,553
Boston Scientific Corp *	48,926	2,646
Bristol-Myers Squibb Co	155,447	9,941
Cardinal Health Inc	34,293	3,243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Centene Corp *	5,276	$356
Cigna Group/The	3,135	880
CVS Health Corp	187,434	12,957
Danaher Corp, Cl A	37,827	9,079
DaVita Inc *	4,103	412
DENTSPLY SIRONA Inc	63,797	2,553
Exelixis Inc *	70,404	1,345
Gilead Sciences Inc	63,484	4,893
GSK PLC ADR	83,573	2,979
HCA Healthcare Inc	14,456	4,387
Humana Inc	14,219	6,358
Jazz Pharmaceuticals PLC *	31,805	3,943
Johnson & Johnson	177,286	29,344
Lantheus Holdings Inc *	16,726	1,404
McKesson Corp	31,015	13,253
Medtronic PLC	79,267	6,983
Merck & Co Inc	94,491	10,903
Mettler-Toledo International Inc *	10,186	13,360
Natera Inc *	76,415	3,718
Organon & Co	15,833	330
Perrigo Co PLC	92,473	3,139
Pfizer Inc	237,127	8,698
Revvity Inc	19,741	2,345
Teleflex Inc	22,986	5,563
Thermo Fisher Scientific Inc	13,628	7,110
TransMedics Group Inc *	55,749	4,682
UnitedHealth Group Inc	32,254	15,503
Universal Health Services Inc, Cl B	25,731	4,060
Vaxcyte Inc *	6,379	319
Vertex Pharmaceuticals Inc *	20,464	7,202
Viatris Inc, Cl W	162,083	1,618

		257,203
Industrials — 11.6%
AerCap Holdings NV *	62,810	3,990
AGCO Corp	28,514	3,747
Alaska Air Group Inc *	80,294	4,270
Allison Transmission Holdings Inc	37,699	2,129
American Airlines Group Inc *	127,347	2,285
Cummins Inc	24,677	6,050
Delta Air Lines Inc, Cl A	89,962	4,277
Eaton Corp PLC	29,638	5,960
Emerson Electric Co	24,649	2,228
Fastenal Co, Cl A	6,030	356
FedEx Corp	33,861	8,394
Fortive Corp	174,964	13,082
GFL Environmental Inc	169,540	6,578
GXO Logistics Inc *	198,654	12,479
HEICO Corp	3,085	546
Hillenbrand Inc	34,870	1,788
Honeywell International Inc	75,534	15,673
Huntington Ingalls Industries Inc, Cl A	10,975	2,498

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jacobs Solutions Inc	29,315	$3,485
Knight-Swift Transportation Holdings Inc, Cl A	80,623	4,479
L3Harris Technologies Inc	16,359	3,203
Lockheed Martin Corp	8,565	3,943
ManpowerGroup Inc	40,001	3,176
Owens Corning	34,317	4,478
Parker-Hannifin Corp, Cl A	23,421	9,135
Paychex Inc	9,846	1,101
Ryder System Inc	14,973	1,270
Snap-on Inc	9,452	2,724
Southwest Airlines Co, Cl A	122,861	4,449
Textron Inc	56,360	3,812
Timken Co/The	61,063	5,589
TransDigm Group Inc *	27,853	24,905
United Airlines Holdings Inc *	23,047	1,265
United Parcel Service Inc, Cl B	61,929	11,101
Westinghouse Air Brake Technologies Corp	9,477	1,039
WW Grainger Inc	20,596	16,242

		201,726
Information Technology — 23.5%
Adobe Inc *	48,350	23,643
Advanced Micro Devices Inc *	52,326	5,960
Amdocs Ltd	51,821	5,122
Amkor Technology Inc	51,908	1,544
Amphenol Corp, Cl A	108,662	9,231
Apple Inc	317,614	61,608
Applied Materials Inc	44,845	6,482
Arista Networks Inc *	26,211	4,248
Arrow Electronics Inc, Cl A *	20,514	2,938
Broadcom Inc	2,198	1,907
Cadence Design Systems Inc *	11,698	2,743
Cirrus Logic Inc *	12,623	1,023
Cisco Systems Inc	151,519	7,840
Datadog Inc, Cl A *	57,455	5,652
Dell Technologies Inc, Cl C	36,916	1,997
Dropbox Inc, Cl A *	13,590	362
DXC Technology Co *	63,528	1,697
Fair Isaac Corp *	428	346
First Solar Inc *	22,432	4,264
Flex Ltd *	12,804	354
Fortinet Inc *	33,370	2,522
Hewlett Packard Enterprise Co	249,894	4,198
HP Inc	173,068	5,315
Intel Corp	118,591	3,966
International Business Machines Corp	24,273	3,248
Intuit Inc	26,775	12,268
Jabil Inc	68,671	7,412
Manhattan Associates Inc *	4,411	882
Marvell Technology Inc	183,135	10,948
Microchip Technology Inc	258,969	23,201

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Micron Technology Inc	52,794	$3,332
Microsoft Corp	209,096	71,206
NVIDIA Corp	46,117	19,508
ON Semiconductor Corp *	50,746	4,800
Oracle Corp, Cl B	68,230	8,125
Palo Alto Networks Inc *	15,459	3,950
QUALCOMM Inc	90,748	10,803
Roper Technologies Inc	23,333	11,218
Salesforce Inc *	52,218	11,032
SAP SE ADR	85,766	11,734
Seagate Technology Holdings PLC	41,130	2,545
ServiceNow Inc *	4,229	2,377
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,240	327
Teradyne Inc	71,961	8,011
Vishay Intertechnology Inc	115,899	3,407
VMware Inc, Cl A *	31,155	4,477
Vontier Corp	245,789	7,917
Xerox Holdings Corp	54,000	804

		408,494
Materials — 3.6%
Air Products and Chemicals Inc	45,994	13,777
Avery Dennison Corp	12,650	2,173
Berry Global Group Inc	31,426	2,022
Celanese Corp, Cl A	27,569	3,193
Crown Holdings Inc	71,500	6,211
Eastman Chemical Co	73,135	6,123
Graphic Packaging Holding Co	13,677	329
Huntsman Corp	158,009	4,269
International Paper Co	39,192	1,247
Linde PLC	27,030	10,301
LyondellBasell Industries NV, Cl A	3,410	313
Martin Marietta Materials Inc, Cl A	4,215	1,946
Mosaic Co/The	15,728	550
Newmont Corp	50,822	2,168
O-I Glass Inc, Cl I *	44,115	941
Reliance Steel & Aluminum Co	8,194	2,225
Sherwin-Williams Co/The, Cl A	9,816	2,606
Steel Dynamics Inc	9,490	1,034
Sylvamo Corp	40,871	1,653
Westrock Co	8,670	252

		63,333
Real Estate — 2.4%
American Homes 4 Rent, Cl A ‡	254,955	9,038
American Tower Corp, Cl A ‡	55,725	10,807
Crown Castle Inc ‡	67,313	7,670
Extra Space Storage Inc ‡	36,142	5,380
Howard Hughes Corp/The *	35,813	2,826
Omega Healthcare Investors Inc ‡	57,992	1,780
Prologis Inc ‡	20,464	2,509
Sabra Health Care REIT Inc ‡	73,150	861

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Service Properties Trust ‡	89,393	$777

		41,648
Utilities — 2.0%
CMS Energy Corp	51,784	3,042
Edison International	104,559	7,262
FirstEnergy Corp	180,214	7,007
NRG Energy Inc	97,929	3,662
PPL Corp	319,532	8,455
UGI Corp	103,502	2,791
Vistra Corp	94,721	2,486

		34,705
Total Common Stock
(Cost $1,109,885) ($ Thousands)		1,725,679

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	12,953,858	12,954

Total Cash Equivalent
(Cost $12,954) ($ Thousands)		12,954

Total Investments in Securities — 99.9%
(Cost $1,122,839) ($ Thousands)		$1,738,633

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	30	Sep-2023	$6,636	$6,732	$96
S&P Mid Cap 400 Index E-MINI	3	Sep-2023	788	793	5
			$7,424	$7,525	$101

Percentages are based on Net Assets of $1,740,715 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$1,266	$30,662	$(31,915)	$(7)	$(6)	$—	$25	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,252	268,081	(270,379)	—	—	12,954	472	—
Totals	$16,518	$298,743	$(302,294)	$(7)	$(6)	$12,954	$497	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Communication Services — 7.6%
Alphabet Inc, Cl A *	43,118	$5,161
Alphabet Inc, Cl C *	9,891	1,197
AT&T Inc	1,245,021	19,858
BCE Inc	272,263	12,412
Comcast Corp, Cl A	493,251	20,495
Fox Corp, Cl A	114,572	3,895
Meta Platforms Inc, Cl A *	51,721	14,843
Nexstar Media Group Inc, Cl A	7,601	1,266
Omnicom Group Inc	6,551	623
Paramount Global, Cl B	56,061	892
TEGNA Inc	61,254	995
T-Mobile US Inc *	51,123	7,101
Verizon Communications Inc	167,004	6,211
Walt Disney Co/The *	50,663	4,523
Warner Bros Discovery Inc *	71,996	903

		100,375
Consumer Discretionary — 6.1%
Autoliv Inc	15,648	1,331
AutoNation Inc *	9,054	1,490
Best Buy Co Inc	56,534	4,633
Bloomin' Brands Inc	38,162	1,026
BorgWarner Inc	22,453	1,098
Dick's Sporting Goods Inc	10,999	1,454
Dillard's Inc, Cl A	7,538	2,459
eBay Inc	25,090	1,121
Expedia Group Inc *	2,501	274
Foot Locker Inc, Cl A	31,098	843
Ford Motor Co	185,547	2,807
General Motors Co	264,948	10,216
Genuine Parts Co	108,479	18,358
Goodyear Tire & Rubber Co/The *	230,109	3,148
Harley-Davidson Inc, Cl A	31,143	1,097
Kohl's Corp	23,092	532
Lennar Corp, Cl A	13,619	1,707
Lithia Motors Inc, Cl A	8,992	2,735
Lowe's Cos Inc	43,342	9,782
Magna International Inc, Cl A	18,453	1,041
NVR Inc *	83	527
Penske Automotive Group Inc, Cl A	10,242	1,707
PulteGroup Inc	64,425	5,005
PVH Corp	12,067	1,025
Royal Caribbean Cruises Ltd *	11,938	1,238
Thor Industries Inc	13,320	1,379
Williams-Sonoma Inc	20,334	2,545

		80,578
Consumer Staples — 8.6%
Altria Group Inc	207,317	9,391
Archer-Daniels-Midland Co	11,947	903
Conagra Brands Inc	146,906	4,954
Diageo PLC ADR	37,752	6,549

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingredion Inc	74,280	$7,870
Kimberly-Clark Corp	77,089	10,643
Kraft Heinz Co/The	56,221	1,996
Kroger Co/The	353,818	16,629
Molson Coors Beverage Co, Cl B	104,071	6,852
Philip Morris International Inc	156,341	15,262
Target Corp, Cl A	94,360	12,446
Tyson Foods Inc, Cl A	158,338	8,082
Unilever PLC ADR	158,825	8,279
Walgreens Boots Alliance Inc	134,840	3,842

		113,698
Energy — 7.7%
APA Corp	61,406	2,098
BP PLC ADR	131,305	4,634
Canadian Natural Resources Ltd	37,000	2,082
Chevron Corp	145,284	22,861
ConocoPhillips	168,845	17,494
Devon Energy Corp	32,277	1,560
Exxon Mobil Corp	273,934	29,379
HF Sinclair Corp	36,961	1,649
Marathon Oil Corp	94,717	2,180
Marathon Petroleum Corp	66,416	7,744
Phillips 66	28,856	2,752
Shell PLC ADR	61,589	3,719
Valero Energy Corp	39,292	4,609

		102,761
Financials — 18.0%
Aflac Inc	86,434	6,033
Ally Financial Inc	31,400	848
American Financial Group Inc/OH	20,349	2,416
Ameriprise Financial Inc	21,058	6,995
Annaly Capital Management Inc ‡	66,321	1,327
Bank of America Corp	566,703	16,259
Bank of New York Mellon Corp/The	191,211	8,513
Berkshire Hathaway Inc, Cl B *	37,292	12,717
Capital One Financial Corp	28,002	3,063
Charles Schwab Corp/The	43,038	2,439
Chubb Ltd	85,357	16,436
Citigroup Inc	544,061	25,049
Citizens Financial Group Inc	104,794	2,733
Discover Financial Services	35,862	4,191
Fifth Third Bancorp	113,014	2,962
First American Financial Corp	19,225	1,096
Global Payments Inc	45,264	4,459
Goldman Sachs Group Inc/The	6,327	2,041
Hartford Financial Services Group Inc/The	40,505	2,917
JPMorgan Chase & Co	162,809	23,679
KeyCorp	125,944	1,164
Lincoln National Corp	31,513	812
MetLife Inc	85,353	4,825
Morgan Stanley	186,461	15,924

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New York Community Bancorp Inc	440,847	$4,955
Principal Financial Group Inc, Cl A	4,436	336
Prudential Financial Inc	15,678	1,383
Radian Group Inc	78,204	1,977
Regions Financial Corp	201,984	3,599
Reinsurance Group of America Inc, Cl A	21,858	3,032
State Street Corp	47,517	3,477
Synchrony Financial	153,808	5,217
T Rowe Price Group Inc	8,643	968
Travelers Cos Inc/The	48,773	8,470
Truist Financial Corp	211,571	6,421
Unum Group	58,479	2,789
Voya Financial Inc	82,173	5,893
Wells Fargo & Co	374,629	15,989
Willis Towers Watson PLC	16,379	3,857
Zions Bancorp NA	79,407	2,133

		239,394
Health Care — 16.4%
AbbVie Inc	19,738	2,659
Amgen Inc, Cl A	22,684	5,036
AstraZeneca PLC ADR	54,158	3,876
Baxter International Inc	50,853	2,317
Biogen Inc *	10,497	2,990
Bristol-Myers Squibb Co	190,557	12,186
Cardinal Health Inc	73,301	6,932
Centene Corp *	69,209	4,668
Cigna Group/The	22,581	6,336
CVS Health Corp	183,402	12,679
DaVita Inc *	15,750	1,583
DENTSPLY SIRONA Inc	115,297	4,614
Exelixis Inc *	74,033	1,415
Gilead Sciences Inc	123,820	9,543
GSK PLC ADR	98,291	3,503
HCA Healthcare Inc	16,836	5,109
Hologic Inc *	11,809	956
Jazz Pharmaceuticals PLC *	41,808	5,183
Johnson & Johnson	143,463	23,746
Lantheus Holdings Inc *	21,079	1,769
McKesson Corp	28,817	12,314
Medtronic PLC	182,215	16,053
Merck & Co Inc	259,519	29,946
Novartis AG ADR	97,824	9,872
Organon & Co	71,222	1,482
Pfizer Inc	713,334	26,165
Viatris Inc, Cl W	513,020	5,120

		218,052
Industrials — 11.2%
AerCap Holdings NV *	77,499	4,923
AGCO Corp	31,476	4,137
Alaska Air Group Inc *	72,619	3,862
Allison Transmission Holdings Inc	68,559	3,871

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chart Industries Inc *	12,449	$1,989
Cummins Inc	27,276	6,687
Delta Air Lines Inc, Cl A	155,305	7,383
Expeditors International of Washington Inc	5,526	669
FedEx Corp	39,365	9,759
General Dynamics Corp	60,416	12,998
Hillenbrand Inc	8,094	415
Huntington Ingalls Industries Inc, Cl A	15,488	3,525
Johnson Controls International PLC	246,822	16,818
Lockheed Martin Corp	5,611	2,583
ManpowerGroup Inc	42,383	3,365
Owens Corning	35,493	4,632
PACCAR Inc	30,068	2,515
Raytheon Technologies Corp	194,355	19,039
Ryder System Inc	31,013	2,630
Siemens AG ADR	107,812	8,993
Snap-on Inc	18,096	5,215
Textron Inc	58,357	3,947
Timken Co/The	50,058	4,582
United Airlines Holdings Inc *	38,423	2,108
United Parcel Service Inc, Cl B	69,337	12,429

		149,074
Information Technology — 9.9%
Amdocs Ltd	67,558	6,678
Amkor Technology Inc	102,883	3,061
Applied Materials Inc	26,846	3,880
Arrow Electronics Inc, Cl A *	28,506	4,083
Broadcom Inc	17,402	15,095
Cirrus Logic Inc *	18,558	1,503
Cisco Systems Inc	341,952	17,693
Cognizant Technology Solutions Corp, Cl A	20,557	1,342
Dell Technologies Inc, Cl C	50,452	2,730
DXC Technology Co *	97,066	2,594
Flex Ltd *	72,201	1,996
Hewlett Packard Enterprise Co	337,327	5,667
HP Inc	257,060	7,894
Intel Corp	423,932	14,176
International Business Machines Corp	26,606	3,560
Jabil Inc	55,524	5,993
Micron Technology Inc	60,319	3,807
Microsoft Corp	28,296	9,636
Oracle Corp, Cl B	33,496	3,989
QUALCOMM Inc	17,375	2,068
Seagate Technology Holdings PLC	17,226	1,066
Skyworks Solutions Inc	17,969	1,989
Teradyne Inc	55,447	6,173
Vontier Corp	122,930	3,959

		130,632
Materials — 4.8%
Berry Global Group Inc	26,280	1,691
Celanese Corp, Cl A	19,755	2,288

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crown Holdings Inc	45,761	$3,975
Dow Inc	320,918	17,092
Eastman Chemical Co	47,072	3,941
Huntsman Corp	146,520	3,959
International Paper Co	111,708	3,553
LyondellBasell Industries NV, Cl A	46,631	4,282
Mosaic Co/The	52,568	1,840
Newmont Corp	65,956	2,814
O-I Glass Inc, Cl I *	56,355	1,202
Reliance Steel & Aluminum Co	30,848	8,378
Steel Dynamics Inc	47,842	5,211
Sylvamo Corp	31,045	1,256
Westrock Co	57,168	1,662

		63,144
Real Estate — 3.2%
Boston Properties Inc ‡	105,818	6,094
Healthpeak Properties Inc ‡	552,456	11,104
Host Hotels & Resorts Inc ‡	157,386	2,649
Howard Hughes Corp/The *	44,213	3,489
Omega Healthcare Investors Inc ‡	102,619	3,149
Sabra Health Care Inc ‡	143,789	1,693
Service Properties Trust ‡	92,900	807
Simon Property Group Inc ‡	21,266	2,456
VICI Properties Inc, Cl A ‡	340,826	10,712

		42,153
Utilities — 4.7%
Duke Energy Corp	145,181	13,028
Edison International	109,212	7,585

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FirstEnergy Corp	182,209	$7,084
NextEra Energy Inc	226,969	16,841
NRG Energy Inc	171,726	6,421
UGI Corp	260,763	7,033
Vistra Corp	174,002	4,568

		62,560
Total Common Stock
(Cost $942,055) ($ Thousands)		1,302,421

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.110% **†(A)	14,018	10

Total Affiliated Partnership
(Cost $14) ($ Thousands)		10

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	21,524,013	21,524

Total Cash Equivalent
(Cost $21,524) ($ Thousands)		21,524

Total Investments in Securities — 99.8%
(Cost $963,593) ($ Thousands)		$1,323,955

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	44	Sep-2023	$9,667	$9,874	$207
S&P Mid Cap 400 Index E-MINI	28	Sep-2023	7,183	7,404	221
			$16,850	$17,278	$428

Percentages are based on Net Assets of $1,326,593 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.
(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $10 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$15,770	$62,753	$(78,517)	$6	$(2)	$10	$52	$2
SEI Daily Income Trust, Government Fund, Institutional Class	16,000	209,091	(203,567)	—	—	21,524	384	—
Totals	$31,770	$271,844	$(282,084)	$6	$(2)	$21,534	$436	$2

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 92.5%

Communication Services — 8.5%
Alphabet Inc, Cl A *	370,676	$44,370
Alphabet Inc, Cl C *	171,818	20,785
Electronic Arts Inc	5,934	770
Interpublic Group of Cos Inc/The	6,801	262
Liberty Media Corp-Liberty Formula One, Cl C *	109,560	8,248
Meta Platforms Inc, Cl A *	105,877	30,384
Netflix Inc *	20,141	8,872
Omnicom Group Inc	27,301	2,598
Sirius XM Holdings Inc (A)	74,562	338
Spotify Technology SA *	1,403	225
T-Mobile US Inc *	5,048	701
Trade Desk Inc/The, Cl A *	57,329	4,427
World Wrestling Entertainment Inc, Cl A	9,784	1,061

		123,041
Consumer Discretionary — 12.6%
Airbnb Inc, Cl A *	5,025	644
Amazon.com Inc, Cl A *	397,162	51,774
AutoZone Inc *	7,536	18,790
Booking Holdings Inc *	1,678	4,531
Chipotle Mexican Grill Inc, Cl A *	2,618	5,600
Choice Hotels International Inc	2,451	288
Deckers Outdoor Corp *	173	91
Dick's Sporting Goods Inc	11,706	1,547
Domino's Pizza Inc	715	241
DraftKings Inc, Cl A *	207,146	5,504
eBay Inc	6,343	284
Five Below Inc *	9,344	1,837
Genuine Parts Co	19,447	3,291
H&R Block Inc	19,587	624
Home Depot Inc/The	14,563	4,524
Las Vegas Sands Corp *	48,717	2,826
LKQ Corp	3,678	214
Lowe's Cos Inc	53,089	11,982
Lululemon Athletica Inc *	603	228
Marriott International Inc/MD, Cl A	12,555	2,306
McDonald's Corp	8,567	2,557
MercadoLibre Inc *	7,200	8,529
MGM Resorts International *	114,060	5,010
Mobileye Global Inc, Cl A *	69,343	2,664
NIKE Inc, Cl B	55,729	6,151
O'Reilly Automotive Inc *	8,168	7,803
PulteGroup Inc	21,600	1,678
Skechers USA Inc, Cl A *	21,577	1,136
Tapestry Inc	6,073	260
Tesla Inc *	51,048	13,363
TJX Cos Inc/The	124,647	10,569
Trip.com Group Ltd ADR *	114,524	4,008
Ulta Beauty Inc *	406	191
Williams-Sonoma Inc	2,293	287

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Yum! Brands Inc	1,539	$213

		181,545
Consumer Staples — 4.1%
Altria Group Inc	23	1
Bunge Ltd	17,249	1,627
Coca-Cola Co/The	82,035	4,940
Colgate-Palmolive Co	111,530	8,592
Costco Wholesale Corp	5,826	3,137
General Mills Inc	48,881	3,749
Hershey Co/The	33,822	8,445
Kraft Heinz Co/The	20,720	736
Lamb Weston Holdings Inc	27,097	3,115
Mondelez International Inc, Cl A	32,498	2,370
Monster Beverage Corp *	3,723	214
PepsiCo Inc	116,715	21,618
Philip Morris International Inc	28	3
Procter & Gamble Co/The	1,388	211

		58,758
Energy — 0.9%
EOG Resources Inc	56,931	6,515
Halliburton Co	28,218	931
Schlumberger NV, Cl A	96,603	4,745

		12,191
Financials — 8.1%
Affiliated Managers Group Inc	7,291	1,093
Apollo Global Management Inc	2,808	215
Bank of America Corp	99,347	2,850
CME Group Inc, Cl A	79,668	14,762
Corebridge Financial Inc	77,167	1,363
FactSet Research Systems Inc	17,684	7,085
JPMorgan Chase & Co	45,584	6,630
Mastercard Inc, Cl A	47,739	18,776
Moody's Corp	55,235	19,206
MSCI Inc, Cl A	19,853	9,317
Progressive Corp/The	6,700	887
S&P Global Inc	28,867	11,572
Shift4 Payments Inc, Cl A *	5,130	348
Unum Group	56,598	2,700
Visa Inc, Cl A	85,186	20,230

		117,034
Health Care — 10.5%
Abbott Laboratories	2,126	232
AbbVie Inc	23,320	3,142
Acadia Healthcare Co Inc, Cl A *	61,973	4,935
AstraZeneca PLC ADR	82,459	5,902
Becton Dickinson & Co	29,552	7,802
Biogen Inc *	6,601	1,880
Boston Scientific Corp *	92,045	4,979
Bristol-Myers Squibb Co	4,430	283
Cardinal Health Inc	8,507	804

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Danaher Corp, Cl A	18,888	$4,533
Dexcom Inc *	5,144	661
Doximity Inc, Cl A *	35,280	1,200
Edwards Lifesciences Corp, Cl A *	3,434	324
Eli Lilly & Co	20,764	9,738
Exact Sciences Corp *	2,386	224
GE HealthCare Technologies Inc	18,282	1,485
Hologic Inc *	3,701	300
Humana Inc	16,000	7,154
Intuitive Surgical Inc *	4,684	1,602
Johnson & Johnson	76,729	12,700
Masimo Corp *	1,224	201
McKesson Corp	31,116	13,296
Merck & Co Inc	8,239	951
Mettler-Toledo International Inc *	4,880	6,401
Natera Inc *	141,232	6,872
Penumbra Inc *	5,095	1,753
Pfizer Inc	5,479	201
TransMedics Group Inc *	100,621	8,450
UnitedHealth Group Inc	69,578	33,442
Vaxcyte Inc *	88,283	4,409
Vertex Pharmaceuticals Inc *	13,261	4,667
Waters Corp *	291	78

		150,601
Industrials — 7.5%
3M Co	21,352	2,137
AMETEK Inc	9,777	1,583
Axon Enterprise Inc *	9,125	1,780
Builders FirstSource Inc *	51,610	7,019
Carrier Global Corp	155,110	7,710
Caterpillar Inc, Cl A	14,424	3,549
Ceridian HCM Holding Inc *	20,542	1,376
Cintas Corp	444	221
Copart Inc *	3,336	304
Deere & Co	458	186
Eaton Corp PLC	22,198	4,464
Fastenal Co, Cl A	3,933	232
GFL Environmental Inc	178,017	6,907
Graco Inc	106,207	9,171
Hubbell Inc, Cl B	5,619	1,863
Illinois Tool Works Inc	903	226
Landstar System Inc	1,540	296
Middleby Corp/The *	49,637	7,338
NEXTracker Inc, Cl A *	3,281	131
nVent Electric PLC	19,816	1,024
Otis Worldwide Corp	80,428	7,159
Parker-Hannifin Corp, Cl A	11,573	4,514
Paychex Inc	1,930	216
Republic Services Inc	9,824	1,505
Robert Half International Inc	3,968	298
Rollins Inc	4,800	206
Snap-on Inc	795	229

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tetra Tech Inc	13,917	$2,279
Trane Technologies PLC	17,355	3,319
TransDigm Group Inc *	17,857	15,967
Union Pacific Corp	11,933	2,442
Verisk Analytics Inc, Cl A	1,315	297
Vertiv Holdings Co, Cl A	98,498	2,440
Waste Management Inc	14,387	2,495
WESCO International Inc	3,227	578
Westinghouse Air Brake Technologies Corp	50,543	5,543
WillScot Mobile Mini Holdings Corp, Cl A *	26,982	1,289
WW Grainger Inc	299	236

		108,529
Information Technology — 37.7%
Adobe Inc *	36,930	18,058
Advanced Micro Devices Inc *	52,750	6,009
Allegro MicroSystems Inc *	10,334	466
Analog Devices Inc	53,132	10,351
Apple Inc	620,507	120,360
Applied Materials Inc	45,483	6,574
Arista Networks Inc *	65,597	10,631
Autodesk Inc, Cl A *	20,251	4,144
Broadcom Inc	12,760	11,068
Cadence Design Systems Inc *	37,854	8,878
Cisco Systems Inc	46,427	2,402
Crowdstrike Holdings Inc, Cl A *	20,556	3,019
Datadog Inc, Cl A *	44,257	4,354
Dolby Laboratories Inc, Cl A	26,111	2,185
Dropbox Inc, Cl A *	54,816	1,462
Fair Isaac Corp *	6,240	5,049
First Solar Inc *	12,121	2,304
Fortinet Inc *	48,013	3,629
Gartner Inc *	600	210
Gitlab Inc, Cl A *	6,847	350
HubSpot Inc *	12,027	6,399
Intuit Inc	22,912	10,498
Jabil Inc	45,811	4,944
Keysight Technologies Inc *	7,697	1,289
KLA Corp	10,802	5,239
Manhattan Associates Inc *	13,173	2,633
Marvell Technology Inc	115,249	6,890
Microchip Technology Inc	28,287	2,534
Microsoft Corp	479,727	163,366
NetApp Inc	27,138	2,073
NVIDIA Corp	158,320	66,973
ON Semiconductor Corp *	110,213	10,424
Oracle Corp, Cl B	136,145	16,214
Palo Alto Networks Inc *	27,939	7,139
Paylocity Holding Corp *	3,479	642
Pure Storage Inc, Cl A *	8,177	301
QUALCOMM Inc	1,841	219
Salesforce Inc *	13,580	2,869
ServiceNow Inc *	13,112	7,369

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	31,255	$3,154
Teradata Corp *	4,412	236
Teradyne Inc	2,046	228
Texas Instruments Inc	1,244	224

		543,360
Materials — 2.6%
Chemours Co/The	23,840	880
Corteva Inc	23,361	1,339
Graphic Packaging Holding Co	13,025	313
Linde PLC	33,132	12,626
Martin Marietta Materials Inc, Cl A	18,333	8,464
O-I Glass Inc, Cl I *	67,902	1,448
Reliance Steel & Aluminum Co	4,227	1,148
Sherwin-Williams Co/The, Cl A	33,874	8,994
Steel Dynamics Inc	25,349	2,761

		37,973
Real Estate — 0.0%
Gaming and Leisure Properties Inc ‡	3,710	180

Total Common Stock
(Cost $676,014) ($ Thousands)		1,333,212

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 6.5%
U.S. Treasury Bill
5.067%, 08/31/2023 (B)	$95,000	94,196

Total U.S. Treasury Obligation
(Cost $94,184) ($ Thousands)		94,196

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.110% **†(C)	332,025	333

Total Affiliated Partnership
(Cost $332) ($ Thousands)		333

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	6,314,233	6,314

Total Cash Equivalent
(Cost $6,314) ($ Thousands)		6,314

Total Investments in Securities — 99.4%
(Cost $776,844) ($ Thousands)		$1,434,055

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Growth Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	45	Sep-2023	$9,973	$10,099	$126

A list of the open OTC swap agreements held by the Fund at June 30, 2023, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Annually	02/28/2024	USD	91,216	$821	$–	$821
								$821	$–	$821

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of June 30, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
6,654	LAM RESEARCH CORP REGISTERED SHS	$4,051	$4,278	4.4%
15,913	WORKDAY INC SHS -A-	3,522	3,595	3.9%
14,669	VERISK ANALYTICS INC REGISTERED SHS	3,296	3,316	3.6%
19,865	CLOROX CO REGISTERED SHS	3,113	3,159	3.4%
13,756	EQUIFAX INC REGISTERED SHS	3,088	3,237	3.4%
18,857	ATLASSIAN CORP REGISTERED SHS -A-	3,083	3,164	3.4%
14,878	BOEING CO REGISTERED SHS	3,045	3,142	3.3%
25,181	AGILENT TECHNOLOGIES INC REGISTERED SHS	3,000	3,028	3.3%
29,405	SPLUNK INC REGISTERED SHS	2,985	3,120	3.3%
27,678	EXPEDIA GROUP INC REGISTERED SHS	2,897	3,028	3.2%
7,155	UNITED RENTALS INC REGISTERED SHS	2,888	3,187	3.2%
26,721	SIMON PROPERTY GROUP INC REGISTERED SHS	2,877	3,086	3.2%
84,919	INTEL CORP REGISTERED SHS	2,798	2,840	3.1%
22,896	LENNAR CORP REGISTERED SHS -A-	2,789	2,869	3.1%
36,525	PULTEGROUP INC REGISTERED SHS	2,783	2,837	3.1%
25,097	INTERCONTINENTAL EXCHANGE INC REGISTERED SHS	2,782	2,838	3.0%
77,600	PURE STORAGE INC REGISTERED SHS -A-	2,780	2,857	3.0%
84,997	SYNCHRONY FINANCIAL REGISTERED SHS	2,778	2,883	3.0%
28,310	ROYAL CARIBBEAN CRUISES LTD (DOING BUSINESS AS ROY	2,770	2,937	3.0%
15,872	TRAVELERS COMPANIES INC REGISTERED SHS	2,762	2,756	3.0%
25,720	ALLSTATE CORP REGISTERED SHS	2,761	2,805	3.0%
38,959	SOUTHERN CO REGISTERED SHS	2,756	2,737	3.0%
52,360	UNITED AIRLINES HOLDINGS INC REGISTERED SHS	2,747	2,873	3.0%
59,570	CITIGROUP INC REGISTERED SHS	2,745	2,743	3.0%
8,692	GOLDMAN SACHS GROUP INC REGISTERED SHS	2,741	2,804	3.0%
290,556	KEYCORP REGISTERED SHS	2,735	2,685	3.0%
15,016	AVALONBAY COMMUNITIES INC REGISTERED SHS	2,733	2,842	3.0%
39,950	EDISON INTERNATIONAL REGISTERED SHS	2,723	2,775	3.0%
7,723	EVEREST RE GROUP LTD REGISTERED SHS	2,680	2,640	2.9%
59,758	VENTAS INC REGISTERED SHS	2,665	2,825	2.9%
36,396	GODADDY INC REGISTERED SHS -A-	2,637	2,734	2.9%
28,367	CARDINAL HEALTH INC REGISTERED SHS	2,613	2,683	2.9%
79,011	INVITATION HOMES INC REGISTERED SHS	2,596	2,718	2.8%

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
39,881	TEXTRON INC REGISTERED SHS	$2,588	$2,697	2.8%
59,375	UBER TECHNOLOGIES INC REGISTERED SHS	2,579	2,563	2.8%
109,033	UNITED STATES STEEL CORP REGISTERED SHS	2,554	2,727	2.8%
100,873	VISTRA CORP REGISTERED SHS	2,539	2,648	2.8%
95,871	DROPBOX INC REGISTERED SHS -A-	2,531	2,557	2.8%
36,135	CVS HEALTH CORP REGISTERED SHS	2,515	2,498	2.8%
27,870	COPART INC REGISTERED SHS	2,491	2,542	2.7%
19,075	AGCO CORP REGISTERED SHS	2,481	2,507	2.7%
39,094	ELASTIC N.V. BEARER AND REGISTERED SHARES	2,433	2,507	2.7%
70,562	AMERICAN HOMES 4 RENT REGISTERED SHS -A-	2,391	2,501	2.6%
36,289	MICRON TECHNOLOGY INC REGISTERED SHS	2,372	2,290	2.6%
23,593	MOHAWK INDUSTRIES INC REGISTERED SHS	2,310	2,434	2.5%
22,038	WYNN RESORTS LTD REGISTERED SHS	2,300	2,327	2.5%
53,963	US FOODS HOLDING CORP REGISTERED SHS	2,271	2,374	2.5%
29,103	TOLL BROTHERS INC REGISTERED SHS	2,211	2,301	2.4%
215,991	VIATRIS INC REGISTERED SHS	2,118	2,156	2.3%
43,029	NVENT ELECTRIC PLC REGISTERED SHS	2,073	2,223	2.3%
14,949	LEAR CORP REGISTERED SHS	2,040	2,146	2.2%
9,213	ESSEX PROPERTY TRUST REGISTERED SHS	2,033	2,159	2.2%
118,630	PG&E CORPORATION REGISTERED SHS	2,017	2,050	2.2%
52,268	DENTSPLY SIRONA INC REGISTERED SHS	2,013	2,092	2.2%
17,905	ELF BEAUTY INC REGISTERED SHS	1,956	2,045	2.1%
91,553	ANTERO RESOURCES CORPORATION REGISTERED SHS	1,950	2,108	2.1%
102,433	NEWS CORP REGISTERED SHS -A-	1,926	1,997	2.1%
69,825	NUTANIX INC REGISTERED SHS -A-	1,913	1,959	2.1%
35,562	ALLISON TRANSMISSION HOLDINGS INC REGISTERED SHS	1,912	2,008	2.1%
2,995	CABLE ONE INC REGISTERED SHS	1,903	1,968	2.1%
76,454	OLD REPUBLIC INTERNATIONAL CORP REGISTERED SHS	1,861	1,924	2.0%
93,274	NORWEGIAN CRUISE LINE HOLDINGS LTD REGISTERED SHS	1,807	2,031	2.0%
41,422	SMARTSHEET INC REGISTERED SHS -A-	1,581	1,585	1.7%
24,455	INCYTE CORP REGISTERED SHS	1,524	1,522	1.7%
24,519	IRIDIUM COMMUNICATIONS INC REGISTERED SHS	1,517	1,523	1.7%
34,620	EBAY INC REGISTERED SHS	1,505	1,547	1.6%
93,922	CARNIVAL CORPORATION SHS	1,486	1,769	1.6%
7,878	SNOWFLAKE INC REGISTERED SHS -A-	1,410	1,386	1.5%
78,840	LIBERTY GLOBAL PLC REGISTERED SHS -C-	1,380	1,401	1.5%
9,083	ZSCALER INC REGISTERED SHS	1,299	1,329	1.4%
54,609	VERTIV HOLDINGS CO REGISTERED SHS -A-	1,286	1,353	1.4%
5,523	UNITED THERAPEUTICS CORP REGISTERED SHS	1,234	1,219	1.4%
59,550	EXELIXIS INC REGISTERED SHS	1,183	1,138	1.3%
17,273	PAYPAL HOLDINGS INC REGISTERED SHS	1,159	1,153	1.3%
1,519	WW GRAINGER INC REGISTERED SHS	1,121	1,198	1.2%
22,273	DOCUSIGN INC REGISTERED SHS	1,117	1,138	1.2%
33,305	AMERICOLD REALTY TRUST INC REGISTERED SHS	1,035	1,076	1.1%
15,323	CENTENE CORP REGISTERED SHS	1,019	1,034	1.1%
8,388	FISERV INC REGISTERED SHS	1,010	1,058	1.1%
172,125	ADT INC REGISTERED SHS	1,010	1,038	1.1%
27,004	THE KRAFT HEINZ COMPANY REGISTERED SHS	972	959	1.1%
170,570	SOUTHWESTERN ENERGY CO REGISTERED SHS	940	1,025	1.0%
27,988	ALKERMES PLC REGISTERED SHS	934	876	1.0%
60,475	TECHNIPFMC PLC REGISTERED SHS	895	1,005	1.0%
2,276	MONGODB INC REGISTERED SHS -A-	889	935	1.0%
2,558	INTUITIVE SURGICAL INC REGISTERED SHS	837	875	0.9%

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
70,229	PLAYTIKA HOLDING CORP REGISTERED SHS	$813	$815	0.9%
33,273	ZOOMINFO TECHNOLOGIES INC REGISTERED SHS -A-	796	845	0.9%
8,594	ETSY INC REGISTERED SHS	771	727	0.8%
27,857	PINTEREST INC REGISTERED SHS -A-	734	762	0.8%
6,091	D.R. HORTON INC REGISTERED SHS	732	741	0.8%
43,463	AMERICAN AIRLINES GROUP INC REGISTERED SHS	704	780	0.8%
15,037	ZILLOW GROUP INC REGISTERED SHS -A-	704	740	0.8%
6,670	GENERAL ELECTRIC CO REGISTERED SHS	692	733	0.8%
2,065	ALIGN TECHNOLOGY INC REGISTERED SHS	678	730	0.7%
5,912	SAREPTA THERAPEUTICS INC REGISTERED SHS	670	677	0.7%
2,068	SHOCKWAVE MEDICAL INC REGISTERED SHS	610	590	0.7%
3,312	EAGLE MATERIALS INC REGISTERED SHS	579	617	0.6%
3,764	NUCOR CORP REGISTERED SHS	579	617	0.6%
2,614	VERISIGN INC REGISTERED SHS	578	591	0.6%
2,311	VULCAN MATERIALS CO (HOLDING CO) REGISTERED SHS	494	521	0.5%
43,513	FIRST HORIZON CORPORATION REGISTERED SHS	479	490	0.5%
5,022	APELLIS PHARMACEUTICALS INC REGISTERED SHS	431	458	0.5%
4,596	OKTA INC REGISTERED SHS -A-	320	319	0.4%
1,850	WESCO INTERNATIONAL INC REGISTERED SHS	310	331	0.3%
7,468	CHEWY INC REGISTERED SHS -A-	292	295	0.3%
22,150	COTY INC REGISTERED SHS -A-	271	272	0.3%
2,676	NEUROCRINE BIOSCIENCES INC REGISTERED SHS	259	252	0.3%
340	EQUINIX INC REGISTERED SHS	254	267	0.3%
3,719	FIDELITY NATIONAL INFORMATION SERVICES INC REGISTE	197	203	0.2%
5,782	ALCOA CORP REGISTERED SHS	190	196	0.2%
6,893	CITIZENS FINANCIAL GROUP INC REGISTERED SHS	176	180	0.2%
780	ECOLAB INC REGISTERED SHS	139	146	0.2%

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of June 30, 2023:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(17,283)	CELANESE CORP REGISTERED SHS	$(1,880)	$(2,001)	-2.1%
(21,237)	STANLEY BLACK & DECKER INC REGISTERED SHS	(1,859)	(1,990)	-2.0%
(4,008)	ROPER TECHNOLOGIES INC REGISTERED SHS	(1,853)	(1,927)	-2.0%
(23,708)	PACCAR INC REGISTERED SHS	(1,851)	(1,983)	-2.0%
(5,496)	BERKSHIRE HATHAWAY INC REGISTERED SHS -B-	(1,844)	(1,874)	-2.0%
(15,002)	PNC FINANCIAL SERVICES GROUP INC REGISTERED SHS	(1,843)	(1,890)	-2.0%
(15,346)	WILLIAMS-SONOMA INC REGISTERED SHS	(1,841)	(1,920)	-2.0%
(31,138)	REALTY INCOME CORP REGISTERED SHS	(1,834)	(1,862)	-2.0%
(17,927)	EXXON MOBIL CORP REGISTERED SHS	(1,832)	(1,923)	-2.0%
(18,840)	RAYMOND JAMES FINANCIAL INC REGISTERED SHS	(1,832)	(1,955)	-2.0%
(107,978)	REGIONS FINANCIAL CORP REGISTERED SHS	(1,824)	(1,924)	-2.0%
(17,564)	ENTEGRIS INC REGISTERED SHS	(1,820)	(1,946)	-2.0%
(59,013)	INTERNATIONAL PAPER CO REGISTERED SHS	(1,803)	(1,877)	-2.0%
(97,772)	VF CORP REGISTERED SHS	(1,788)	(1,866)	-2.0%
(6,771)	MARKETAXESS HOLDING INC REGISTERED SHS	(1,785)	(1,770)	-2.0%
(5,606)	SAIA INC REGISTERED SHS	(1,760)	(1,920)	-1.9%
(14,580)	RALPH LAUREN CORP REGISTERED SHS -A-	(1,749)	(1,798)	-1.9%
(4,382)	TYLER TECHNOLOGIES INC REGISTERED SHS	(1,748)	(1,825)	-1.9%
(29,201)	HASBRO INC REGISTERED SHS	(1,746)	(1,891)	-1.9%
(24,369)	NORTHERN TRUST CORP REGISTERED SHS	(1,741)	(1,807)	-1.9%
(32,934)	BOSTON PROPERTIES INC REGISTERED SHS	(1,699)	(1,897)	-1.9%

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(13,016)	PACKAGING CORP OF AMERICA REGISTERED SHS	$(1,682)	$(1,720)	-1.8%
(70,390)	LINCOLN NATIONAL CORP REGISTERED SHS	(1,673)	(1,813)	-1.8%
(168,567)	AMCOR PLC REGISTERED SHS	(1,665)	(1,682)	-1.8%
(11,025)	CHART INDUSTRIES INC REGISTERED SHS	(1,640)	(1,762)	-1.8%
(13,029)	SUN COMMUNITIES INC REGISTERED SHS	(1,640)	(1,700)	-1.8%
(24,311)	W.P. CAREY INC REGISTERED SHS	(1,615)	(1,642)	-1.8%
(7,025)	MEDPACE HOLDINGS INC REGISTERED SHS	(1,575)	(1,687)	-1.7%
(10,469)	AMERICAN WATER WORKS CO INC REGISTERED SHS	(1,537)	(1,494)	-1.7%
(14,607)	CULLEN/FROST BANKERS INC REGISTERED SHS	(1,517)	(1,571)	-1.7%
(7,179)	STERIS PLC REGISTERED SHS	(1,513)	(1,615)	-1.7%
(50,987)	HP INC REGISTERED SHS	(1,509)	(1,566)	-1.7%
(81,677)	STARWOOD PROPERTY TRUST INC REGISTERED SHS OF BENE	(1,508)	(1,585)	-1.7%
(162,632)	PLUG POWER INC REGISTERED SHS	(1,499)	(1,690)	-1.6%
(24,597)	TREX COMPANY INC REGISTERED SHS	(1,490)	(1,613)	-1.6%
(40,046)	NOBLE CORPORATION PLC REGISTERED SHS -A-	(1,465)	(1,654)	-1.6%
(22,373)	AGREE REALTY CORP REGISTERED SHS	(1,456)	(1,463)	-1.6%
(35,555)	ESSENTIAL UTILITIES INC REGISTERED SHS	(1,431)	(1,419)	-1.6%
(3,950)	KINSALE CAPITAL GROUP INC REGISTERED SHS	(1,420)	(1,478)	-1.6%
(6,836)	CHARLES RIVER LABORATORIES INTERNATIONAL INC REGIS	(1,417)	(1,437)	-1.6%
(50,119)	SPIRIT AEROSYSTEMS HOLDINGS INC SHS -A-	(1,382)	(1,463)	-1.5%
(10,764)	GENERAC HOLDINGS INC REGISTERED SHS	(1,376)	(1,605)	-1.5%
(7,350)	FIRST SOLAR INC REGISTERED SHS	(1,363)	(1,397)	-1.5%
(21,678)	IAC INC REGISTERED SHS	(1,325)	(1,361)	-1.5%
(8,121)	ASPEN TECHNOLOGY INC REGISTERED SHS	(1,323)	(1,361)	-1.5%
(23,697)	PROSPERITY BANCSHARES INC REGISTERED SHS	(1,316)	(1,338)	-1.4%
(6,265)	RBC BEARINGS INC REGISTERED SHS	(1,309)	(1,362)	-1.4%
(36,683)	NRG ENERGY INC REGISTERED SHS	(1,277)	(1,372)	-1.4%
(7,752)	JACK HENRY & ASSOCIATES INC REGISTERED SHS	(1,262)	(1,297)	-1.4%
(12,200)	WORKIVA INC REGISTERED SHS -A-	(1,232)	(1,240)	-1.4%
(5,976)	LANCASTER COLONY CORP REGISTERED SHS	(1,192)	(1,202)	-1.3%
(6,798)	GLOBANT S.A. REGISTERED SHS	(1,190)	(1,222)	-1.3%
(25,060)	COMMERCE BANCSHARES INC REGISTERED SHS	(1,148)	(1,220)	-1.3%
(29,152)	SPIRIT REALTY CAPITAL INC REGISTERED SHS	(1,114)	(1,148)	-1.2%
(69,822)	PARAMOUNT GLOBAL REGISTERED SHS -B-	(1,075)	(1,111)	-1.2%
(41,975)	FIFTH THIRD BANCORP REGISTERED SHS	(1,070)	(1,100)	-1.2%
(5,341)	PIONEER NATURAL RESOURCES COMPANY REGISTERED SHS	(1,061)	(1,107)	-1.2%
(21,181)	WOLFSPEED INC REGISTERED SHS	(1,051)	(1,177)	-1.2%
(5,451)	PRIMERICA INC REGISTERED SHS	(1,033)	(1,078)	-1.1%
(6,941)	CHORD ENERGY CORPORATION REGISTERED SHS	(1,023)	(1,068)	-1.1%
(4,822)	ERIE INDEMNITY CO SHS -A-	(1,018)	(1,013)	-1.1%
(5,224)	SPS COMMERCE INC REGISTERED SHS	(955)	(1,003)	-1.0%
(2,822)	DOMINO'S PIZZA INC REGISTERED SHS	(897)	(951)	-1.0%
(5,655)	SPOTIFY TECHNOLOGY S.A. REGISTERED SHS	(889)	(908)	-1.0%
(10,510)	BOK FINANCIAL CORP REGISTERED SHS	(853)	(849)	-0.9%
(2,920)	RH REGISTERED SHS	(849)	(962)	-0.9%
(17,791)	COHERENT CORP REGISTERED SHS	(827)	(907)	-0.9%
(4,814)	MSA SAFETY INC REGISTERED SHS	(781)	(837)	-0.9%
(3,388)	KARUNA THERAPEUTICS INC REGISTERED SHS	(775)	(735)	-0.8%
(4,833)	BROADRIDGE FINANCIAL SOLUTIONS INC REGISTERED SHS	(764)	(800)	-0.8%
(6,680)	ROYAL GOLD INC REGISTERED SHS	(762)	(767)	-0.8%
(13,209)	WAYFAIR INC REGISTERED SHS -A-	(762)	(859)	-0.8%
(40,025)	HERTZ GLOBAL HOLDINGS INC REGISTERED SHS	(699)	(736)	-0.8%
(3,308)	FIVE BELOW INC REGISTERED SHS	(658)	(650)	-0.7%

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Growth Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(3,999)	CELSIUS HOLDINGS INC REGISTERED SHS	$(605)	$(597)	-0.7%
(9,292)	SHIFT4 PAYMENTS INC REGISTERED SHS -A-	(572)	(631)	-0.6%
(2,116)	ZEBRA TECHNOLOGIES CORP SHS -A-	(560)	(626)	-0.6%
(4,849)	TEXAS ROADHOUSE INC REGISTERED SHS	(530)	(544)	-0.6%
(4,226)	CONOCOPHILLIPS REGISTERED SHS	(428)	(438)	-0.5%
(11,948)	CEREVEL THERAPEUTICS HOLDINGS INC REGISTERED SHS	(387)	(380)	-0.4%
(6,666)	CORTEVA INC REGISTERED SHS	(382)	(382)	-0.4%
(5,256)	ROBERT HALF INTERNATIONAL INC REGISTERED SHS	(378)	(395)	-0.4%
(34,841)	CCC INTELLIGENT SOLUTIONS HOLDINGS INC REGISTERED	(377)	(391)	-0.4%
(9,499)	CNA FINANCIAL CORP REGISTERED SHS	(370)	(367)	-0.4%
(22,861)	AT&T INC REGISTERED SHS	(355)	(365)	-0.4%
(1,205)	SOLAREDGE TECHNOLOGIES INC REGISTERED SHS	(292)	(324)	-0.3%
(4,568)	BERRY GLOBAL GROUP INC REGISTERED SHS	(284)	(294)	-0.3%
(2,802)	OMNICOM GROUP INC REGISTERED SHS	(262)	(267)	-0.3%
(1,530)	BURLINGTON STORES INC REGISTERED SHS	(243)	(241)	-0.3%
(872)	ICON PLC REGISTERED SHS	(218)	(218)	-0.2%
(2,636)	TWILIO INC SHS -A-	(169)	(168)	-0.2%
(1,904)	CHESAPEAKE ENERGY CORP REGISTERED SHS	(154)	(159)	-0.2%
(3,761)	UNITY SOFTWARE INC REGISTERED SHS	(141)	(163)	-0.2%
(5,227)	DRAFTKINGS INC REGISTERED SHS -A-	(131)	(139)	-0.1%
(2,505)	ALLIANT ENERGY CORP REGISTERED SHS	(130)	(131)	-0.1%
(12,238)	ROIVANT SCIENCES LIMITED REGISTERED SHS	(123)	(123)	-0.1%

Percentages are based on Net Assets of $1,442,237 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $333 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$45	$12,574	$(12,286)	$(1)	$1	$333	$16	$—
SEI Daily Income Trust, Government Fund, Institutional Class	13,898	172,098	(179,682)	—	—	6,314	317	—
Totals	$13,943	$184,672	$(191,968)	$(1)	$1	$6,647	$333	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for Abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 8.0%
Activision Blizzard Inc *	19,981	$1,684
Alphabet Inc, Cl A *	152,481	18,252
Alphabet Inc, Cl C *	132,172	15,989
AMC Entertainment Holdings Inc, Cl A *(A)	13,800	61
AT&T Inc	183,601	2,928
Cable One Inc	138	91
Charter Communications Inc, Cl A *	2,672	982
Comcast Corp, Cl A	106,076	4,407
DISH Network Corp, Cl A *	6,511	43
Electronic Arts Inc	7,006	909
Fox Corp, Cl A	7,731	263
Fox Corp, Cl B	3,700	118
Frontier Communications Parent Inc *	6,600	123
IAC Inc *	1,998	125
Interpublic Group of Cos Inc/The	9,800	378
Iridium Communications Inc	3,200	199
Liberty Broadband Corp, Cl A *	500	40
Liberty Broadband Corp, Cl C *	2,958	237
Liberty Media Corp-Liberty Formula One, Cl A *	500	34
Liberty Media Corp-Liberty Formula One, Cl C *	4,900	369
Liberty Media Corp-Liberty SiriusXM *	5,998	196
Live Nation Entertainment Inc *	4,090	373
Madison Square Garden Sports Corp	496	93
Match Group Inc *	7,299	305
Meta Platforms Inc, Cl A *	56,728	16,280
Netflix Inc *	11,277	4,967
New York Times Co/The, Cl A	4,312	170
News Corp, Cl A	9,900	193
News Corp, Cl B	3,200	63
Nexstar Media Group Inc, Cl A	900	150
Omnicom Group Inc	5,026	478
Paramount Global, Cl A	219	4
Paramount Global, Cl B	15,153	241
Pinterest Inc, Cl A *	15,176	415
Playtika Holding Corp *	637	7
ROBLOX Corp, Cl A *	11,600	468
Roku Inc, Cl A *	3,145	201
Sirius XM Holdings Inc (A)	18,618	84
Spotify Technology SA *	3,560	572
Take-Two Interactive Software Inc, Cl A *	4,204	619
T-Mobile US Inc *	13,914	1,933
Trade Desk Inc/The, Cl A *	11,251	869
TripAdvisor Inc *	2,600	43
Verizon Communications Inc	107,979	4,016
Walt Disney Co/The *	46,944	4,191
Warner Bros Discovery Inc *	57,320	719
World Wrestling Entertainment Inc, Cl A	1,100	119

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	7,100	$180

		85,181
Consumer Discretionary — 10.8%
ADT Inc	5,828	35
Advance Auto Parts Inc	1,517	107
Airbnb Inc, Cl A *	10,400	1,333
Amazon.com Inc, Cl A *	231,205	30,140
Aptiv PLC *	6,953	710
Aramark	6,191	267
AutoNation Inc *	794	131
AutoZone Inc *	477	1,189
Bath & Body Works Inc	5,900	221
Best Buy Co Inc	4,980	408
Booking Holdings Inc *	965	2,606
BorgWarner Inc	6,000	293
Boyd Gaming Corp	2,000	139
Bright Horizons Family Solutions Inc *	1,500	139
Brunswick Corp/DE	1,900	165
Burlington Stores Inc *	1,653	260
Caesars Entertainment Inc *	5,400	275
Capri Holdings Ltd *	3,300	118
CarMax Inc *	4,100	343
Carnival Corp *	25,327	477
Carter's Inc	1,000	73
Chipotle Mexican Grill Inc, Cl A *	726	1,553
Choice Hotels International Inc	828	97
Churchill Downs Inc	1,822	254
Columbia Sportswear Co	900	69
Coupang Inc, Cl A *	28,500	496
Crocs Inc *	1,600	180
Darden Restaurants Inc	3,099	518
Deckers Outdoor Corp *	701	370
Dick's Sporting Goods Inc	1,392	184
Domino's Pizza Inc	860	290
DoorDash Inc, Cl A *	7,864	601
DR Horton Inc	7,938	966
DraftKings Inc, Cl A *	9,300	247
eBay Inc	13,706	613
Etsy Inc *	3,104	263
Expedia Group Inc *	3,624	396
Five Below Inc *	1,383	272
Floor & Decor Holdings Inc, Cl A *	2,700	281
Ford Motor Co	100,585	1,522
GameStop Corp, Cl A *(A)	6,900	167
Gap Inc/The	5,300	47
Garmin Ltd	3,957	413
General Motors Co	35,549	1,371
Gentex Corp	6,235	182
Genuine Parts Co	3,576	605
Grand Canyon Education Inc *	800	83
H&R Block Inc	4,000	127
Harley-Davidson Inc, Cl A	3,600	127

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hasbro Inc	3,402	$220
Hilton Worldwide Holdings Inc	6,584	958
Home Depot Inc/The	25,946	8,060
Hyatt Hotels Corp, Cl A	1,194	137
Kohl's Corp	3,025	70
Las Vegas Sands Corp *	8,646	501
Lear Corp	1,494	214
Leggett & Platt Inc	3,600	107
Lennar Corp, Cl A	6,389	801
Lennar Corp, Cl B	350	40
Lithia Motors Inc, Cl A	730	222
LKQ Corp	6,588	384
Lowe's Cos Inc	15,326	3,459
Lucid Group Inc *(A)	15,600	107
Lululemon Athletica Inc *	2,848	1,078
Macy's Inc	7,100	114
Marriott International Inc/MD, Cl A	6,455	1,186
Marriott Vacations Worldwide Corp	1,000	123
Mattel Inc *	9,300	182
McDonald's Corp	18,761	5,598
MGM Resorts International	7,753	340
Mister Car Wash Inc *	2,100	20
Mohawk Industries Inc *	1,332	137
Murphy USA Inc	500	156
Newell Brands Inc, Cl B	10,070	88
NIKE Inc, Cl B	30,544	3,371
Nordstrom Inc	3,000	61
Norwegian Cruise Line Holdings Ltd *	10,863	236
NVR Inc *	75	476
Ollie's Bargain Outlet Holdings Inc *	1,661	96
O'Reilly Automotive Inc *	1,550	1,481
Peloton Interactive Inc, Cl A *	7,927	61
Penn Entertainment Inc *	4,200	101
Penske Automotive Group Inc, Cl A	500	83
Petco Health & Wellness Co Inc, Cl A *	2,300	20
Planet Fitness Inc, Cl A *	2,200	148
Polaris Inc	1,431	173
Pool Corp	921	345
PulteGroup Inc	5,700	443
PVH Corp	1,649	140
QuantumScape Corp, Cl A *(A)	6,600	53
Ralph Lauren Corp, Cl A	1,084	134
RH *	453	149
Rivian Automotive Inc, Cl A *	13,700	228
Ross Stores Inc	8,644	969
Royal Caribbean Cruises Ltd *	5,723	594
Service Corp International/US	3,900	252
Skechers USA Inc, Cl A *	3,453	182
Starbucks Corp	28,901	2,863
Tapestry Inc	6,208	266
Tempur Sealy International Inc	4,400	176
Tesla Inc *	70,824	18,540

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Texas Roadhouse Inc, Cl A	1,700	$191
Thor Industries Inc	1,300	135
TJX Cos Inc/The	29,559	2,506
Toll Brothers Inc	2,900	229
TopBuild Corp *	758	202
Tractor Supply Co	2,801	619
Travel + Leisure Co	2,063	83
Ulta Beauty Inc *	1,230	579
Under Armour Inc, Cl A *	4,815	35
Under Armour Inc, Cl C *	5,600	38
Vail Resorts Inc	970	244
Valvoline Inc	4,500	169
VF Corp	8,964	171
Victoria's Secret & Co *	2,266	39
Wayfair Inc, Cl A *	2,023	131
Wendy's Co/The	4,600	100
Whirlpool Corp	1,338	199
Williams-Sonoma Inc	1,700	213
Wingstop Inc, Cl A	800	160
Wyndham Hotels & Resorts Inc	2,263	155
Wynn Resorts Ltd	2,715	287
YETI Holdings Inc *	2,300	89
Yum! Brands Inc	7,209	999

		115,239
Consumer Staples — 6.2%
Albertsons Cos Inc, Cl A	10,800	236
Altria Group Inc	45,750	2,072
Archer-Daniels-Midland Co	13,888	1,049
BJ's Wholesale Club Holdings Inc *	3,500	221
Boston Beer Co Inc/The, Cl A *	240	74
Brown-Forman Corp, Cl A	1,240	84
Brown-Forman Corp, Cl B	4,822	322
Bunge Ltd	3,600	340
Campbell Soup Co	5,100	233
Casey's General Stores Inc	996	243
Celsius Holdings Inc *	1,400	209
Church & Dwight Co Inc	6,310	632
Clorox Co/The	3,171	504
Coca-Cola Co/The	99,976	6,021
Colgate-Palmolive Co	21,079	1,624
Conagra Brands Inc	12,349	416
Constellation Brands Inc, Cl A	3,886	956
Costco Wholesale Corp	11,364	6,118
Coty Inc, Cl A *	9,339	115
Darling Ingredients Inc *	4,223	269
Dollar General Corp	5,645	958
Dollar Tree Inc *	5,356	769
Estee Lauder Cos Inc/The, Cl A	5,880	1,155
Flowers Foods Inc	4,900	122
Freshpet Inc *	1,200	79
General Mills Inc	15,061	1,155
Grocery Outlet Holding Corp *	2,300	70

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hershey Co/The	3,742	$934
Hormel Foods Corp	7,437	299
Ingredion Inc	1,710	181
J M Smucker Co/The	2,654	392
Kellogg Co	6,685	451
Keurig Dr Pepper Inc	24,385	763
Kimberly-Clark Corp	8,590	1,186
Kraft Heinz Co/The	20,849	740
Kroger Co/The	16,688	784
Lamb Weston Holdings Inc	3,700	425
McCormick & Co Inc/MD	6,382	557
Molson Coors Beverage Co, Cl B	4,595	303
Mondelez International Inc, Cl A	34,846	2,542
Monster Beverage Corp *	19,178	1,102
Olaplex Holdings Inc *	3,500	13
PepsiCo Inc	35,330	6,544
Performance Food Group Co *	4,000	241
Philip Morris International Inc	39,863	3,891
Pilgrim's Pride Corp *	1,300	28
Post Holdings Inc *	1,407	122
Procter & Gamble Co/The	60,430	9,170
Reynolds Consumer Products Inc	1,500	42
Seaboard Corp	6	21
Spectrum Brands Holdings Inc	1,057	83
Sysco Corp, Cl A	12,963	962
Target Corp, Cl A	11,802	1,557
Tyson Foods Inc, Cl A	7,308	373
US Foods Holding Corp *	5,397	237
Walgreens Boots Alliance Inc	18,341	523
Walmart Inc	36,671	5,764

		66,276
Energy — 4.0%
Antero Midstream Corp	8,900	103
Antero Resources Corp *	7,300	168
APA Corp	7,900	270
Baker Hughes Co, Cl A	26,302	831
Cheniere Energy Inc	6,273	956
Chesapeake Energy Corp	3,200	268
Chevron Corp	44,333	6,976
ConocoPhillips	31,104	3,223
Coterra Energy Inc	19,314	489
Devon Energy Corp	16,361	791
Diamondback Energy Inc, Cl A	4,629	608
DT Midstream Inc	2,506	124
EOG Resources Inc	15,082	1,726
EQT Corp	9,167	377
Exxon Mobil Corp	104,247	11,180
Halliburton Co	22,945	757
Hess Corp	7,149	972
HF Sinclair Corp	3,600	161
Kinder Morgan Inc	50,234	865
Marathon Oil Corp	15,892	366

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marathon Petroleum Corp	11,312	$1,319
New Fortress Energy Inc, Cl A	1,500	40
NOV Inc	10,400	167
Occidental Petroleum Corp	17,823	1,048
ONEOK Inc	11,461	707
Ovintiv Inc	6,200	236
PDC Energy Inc, Cl A	2,300	164
Phillips 66	11,762	1,122
Pioneer Natural Resources Co	5,974	1,238
Range Resources Corp	6,200	182
Schlumberger NV, Cl A	36,475	1,792
Southwestern Energy Co *	28,500	171
Targa Resources Corp	5,700	434
TechnipFMC PLC *	11,400	189
Texas Pacific Land Corp	149	196
Valero Energy Corp	9,274	1,088
Williams Cos Inc/The	31,173	1,017

		42,321
Financials — 12.8%
Affiliated Managers Group Inc	971	146
Affirm Holdings Inc, Cl A *	5,600	86
Aflac Inc	15,446	1,078
AGNC Investment Corp ‡	14,928	151
Allstate Corp/The	6,680	728
Ally Financial Inc	7,058	191
American Express Co	15,214	2,650
American Financial Group Inc/OH	1,743	207
American International Group Inc	18,803	1,082
Ameriprise Financial Inc	2,736	909
Annaly Capital Management Inc ‡	12,193	244
Aon PLC, Cl A	5,147	1,777
Apollo Global Management Inc	13,347	1,025
Arch Capital Group Ltd *	9,289	695
Ares Management Corp, Cl A	4,000	385
Arthur J Gallagher & Co	5,405	1,187
Assurant Inc	1,400	176
Assured Guaranty Ltd	1,514	84
Axis Capital Holdings Ltd	2,023	109
Bank of America Corp	178,702	5,127
Bank of New York Mellon Corp/The	20,185	899
Bank OZK	2,900	116
Berkshire Hathaway Inc, Cl B *	47,020	16,034
BlackRock Inc	3,819	2,639
Blackstone Inc, Cl A	18,099	1,683
Block Inc, Cl A *	14,053	935
Blue Owl Capital Inc, Cl A	10,800	126
BOK Financial Corp	800	65
Brighthouse Financial Inc *	1,700	80
Brown & Brown Inc	6,200	427
Capital One Financial Corp	9,663	1,057
Carlyle Group Inc/The	5,300	169
Cboe Global Markets Inc	2,700	373

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	38,027	$2,155
Chubb Ltd	10,610	2,043
Cincinnati Financial Corp	4,000	389
Citigroup Inc	49,880	2,296
Citizens Financial Group Inc	12,259	320
CME Group Inc, Cl A	9,233	1,711
CNA Financial Corp	752	29
Coinbase Global Inc, Cl A *(A)	4,200	301
Columbia Banking System Inc	5,366	109
Comerica Inc	3,453	146
Commerce Bancshares Inc/MO	3,024	147
Corebridge Financial Inc	2,200	39
Credit Acceptance Corp, Cl A *	136	69
Cullen/Frost Bankers Inc	1,514	163
Discover Financial Services	6,571	768
East West Bancorp Inc	3,700	195
Equitable Holdings Inc	9,100	247
Euronet Worldwide Inc *	1,200	141
Evercore Inc, Cl A	983	121
Everest Re Group Ltd	1,016	347
Eversource Energy	8,998	638
FactSet Research Systems Inc	985	395
Fidelity National Financial Inc	6,810	245
Fidelity National Information Services Inc, Cl B	15,119	827
Fifth Third Bancorp	17,700	464
First American Financial Corp	2,700	154
First Citizens BancShares Inc/NC, Cl A	290	372
First Hawaiian Inc	3,500	63
First Horizon Corp	14,000	158
Fiserv Inc, Cl A *	15,728	1,984
FleetCor Technologies Inc *	1,811	455
FNB Corp/PA	9,200	105
Franklin Resources Inc	7,400	198
Global Payments Inc	6,777	668
Globe Life Inc	2,301	252
Goldman Sachs Group Inc/The	8,240	2,658
Hanover Insurance Group Inc/The, Cl A	926	105
Hartford Financial Services Group Inc/The	7,759	559
Houlihan Lokey Inc, Cl A	1,300	128
Huntington Bancshares Inc/OH	37,638	406
Interactive Brokers Group Inc, Cl A	2,421	201
Intercontinental Exchange Inc	14,212	1,607
Invesco Ltd	9,662	162
Jack Henry & Associates Inc	1,894	317
Janus Henderson Group PLC	3,600	98
Jefferies Financial Group Inc	5,200	172
JPMorgan Chase & Co	75,045	10,915
Kemper Corp, Cl A	1,655	80
KeyCorp	24,088	223
Kinsale Capital Group Inc	600	225
KKR & Co Inc	16,500	924

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lazard Ltd, Cl A	2,300	$74
Lincoln National Corp	4,477	115
Loews Corp	4,789	284
LPL Financial Holdings Inc	1,992	433
M&T Bank Corp	4,277	529
Markel Group Inc *	340	470
MarketAxess Holdings Inc	975	255
Marsh & McLennan Cos Inc	12,695	2,388
Mastercard Inc, Cl A	21,495	8,454
MetLife Inc	16,515	934
MGIC Investment Corp	7,700	122
Moody's Corp	4,056	1,410
Morgan Stanley	30,862	2,636
Morningstar Inc, Cl A	600	118
MSCI Inc, Cl A	1,987	932
Nasdaq Inc, Cl A	8,700	434
New York Community Bancorp Inc	17,900	201
Northern Trust Corp	5,350	397
NU Holdings Ltd, Cl A *	60,000	473
Old Republic International Corp	7,200	181
OneMain Holdings Inc, Cl A	2,981	130
PayPal Holdings Inc *	28,820	1,923
Pinnacle Financial Partners Inc	2,000	113
PNC Financial Services Group Inc/The	10,156	1,279
Popular Inc	1,900	115
Primerica Inc	981	194
Principal Financial Group Inc, Cl A	6,334	480
Progressive Corp/The	15,007	1,986
Prosperity Bancshares Inc	2,300	130
Prudential Financial Inc	9,362	826
Raymond James Financial Inc	5,105	530
Regions Financial Corp	24,312	433
Reinsurance Group of America Inc, Cl A	1,724	239
RenaissanceRe Holdings Ltd	1,075	201
Rithm Capital Corp ‡	11,640	109
RLI Corp	1,000	136
Robinhood Markets Inc, Cl A *	14,900	149
Rocket Cos Inc, Cl A *	2,800	25
Ryan Specialty Holdings Inc, Cl A *	2,200	99
S&P Global Inc	8,251	3,308
SEI Investments Co †	2,700	161
Shift4 Payments Inc, Cl A *	1,300	88
SLM Corp	6,140	100
SoFi Technologies Inc *	21,300	178
Starwood Property Trust Inc ‡	7,600	147
State Street Corp	8,509	623
Stifel Financial Corp	2,700	161
Synchrony Financial	10,868	369
Synovus Financial Corp	3,900	118
T Rowe Price Group Inc	5,671	635
TFS Financial Corp	1,417	18
Toast Inc, Cl A *	9,200	208

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TPG Inc, Cl A	1,700	$50
Tradeweb Markets Inc, Cl A	2,800	192
Travelers Cos Inc/The	5,870	1,019
Truist Financial Corp	33,927	1,030
Unum Group	5,075	242
US Bancorp	39,280	1,298
UWM Holdings Corp (A)	2,800	16
Virtu Financial Inc, Cl A	2,400	41
Visa Inc, Cl A	41,519	9,860
Voya Financial Inc	2,600	186
W R Berkley Corp	5,350	319
Webster Financial Corp	4,568	172
Wells Fargo & Co	96,915	4,136
Western Alliance Bancorp	2,800	102
Western Union Co/The	10,000	117
WEX Inc *	1,095	199
White Mountains Insurance Group Ltd	79	110
Willis Towers Watson PLC	2,704	637
Wintrust Financial Corp	1,600	116
XP Inc, Cl A *	8,600	202
Zions Bancorp NA	3,800	102

		136,331
Health Care — 13.1%
10X Genomics Inc, Cl A *	2,398	134
Abbott Laboratories	44,433	4,844
AbbVie Inc	45,285	6,101
Acadia Healthcare Co Inc, Cl A *	2,300	183
Agilent Technologies Inc	7,554	908
agilon health Inc *	5,070	88
Align Technology Inc *	1,951	690
Alnylam Pharmaceuticals Inc *	3,127	594
Amedisys Inc *	800	73
AmerisourceBergen Corp, Cl A	4,195	807
Amgen Inc, Cl A	13,745	3,052
Apellis Pharmaceuticals Inc *	2,600	237
Avantor Inc *	15,920	327
Azenta Inc *	1,700	79
Baxter International Inc	13,065	595
Becton Dickinson & Co	7,309	1,930
Biogen Inc *	3,659	1,042
BioMarin Pharmaceutical Inc *	4,767	413
Bio-Rad Laboratories Inc, Cl A *	556	211
Bio-Techne Corp	4,096	334
Boston Scientific Corp *	36,838	1,993
Bristol-Myers Squibb Co	53,936	3,449
Bruker Corp	2,800	207
Cardinal Health Inc	6,700	634
Catalent Inc *	4,723	205
Centene Corp *	14,081	950
Certara Inc *	3,100	56
Charles River Laboratories International Inc *	1,303	274

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chemed Corp	392	$212
Cigna Group/The	7,450	2,090
Cooper Cos Inc/The, Cl A	1,268	486
CVS Health Corp	32,808	2,268
Danaher Corp, Cl A	16,934	4,064
DaVita Inc *	1,400	141
DENTSPLY SIRONA Inc	5,600	224
Dexcom Inc *	9,872	1,269
Doximity Inc, Cl A *	2,900	99
Edwards Lifesciences Corp, Cl A *	15,447	1,457
Elanco Animal Health Inc *	11,877	119
Elevance Health Inc	6,032	2,680
Eli Lilly & Co	21,716	10,184
Encompass Health Corp	2,600	176
Enovis Corp *	1,366	88
Envista Holdings Corp *	4,300	146
Exact Sciences Corp *	4,600	432
Exelixis Inc *	8,200	157
GE HealthCare Technologies Inc	9,504	772
Gilead Sciences Inc	32,044	2,470
Globus Medical Inc, Cl A *	2,000	119
HCA Healthcare Inc	5,204	1,579
Henry Schein Inc *	3,347	271
Hologic Inc *	6,200	502
Horizon Therapeutics Plc *	5,800	597
Humana Inc	3,204	1,433
ICON PLC *	2,100	525
ICU Medical Inc *	519	92
IDEXX Laboratories Inc *	2,155	1,082
Illumina Inc *	4,028	755
Incyte Corp *	4,743	295
Inspire Medical Systems Inc *	700	227
Insulet Corp *	1,819	525
Integra LifeSciences Holdings Corp *	1,900	78
Intuitive Surgical Inc *	8,983	3,072
Ionis Pharmaceuticals Inc *	3,700	152
IQVIA Holdings Inc *	4,705	1,058
Jazz Pharmaceuticals PLC *	1,580	196
Johnson & Johnson	66,747	11,048
Karuna Therapeutics Inc *	900	195
Laboratory Corp of America Holdings	2,301	555
Maravai LifeSciences Holdings Inc, Cl A *	3,000	37
Masimo Corp *	1,200	197
McKesson Corp	3,542	1,514
Medpace Holdings Inc *	600	144
Medtronic PLC	34,103	3,004
Merck & Co Inc	65,172	7,520
Mettler-Toledo International Inc *	566	742
Mirati Therapeutics Inc *	1,100	40
Moderna Inc *	8,681	1,055
Molina Healthcare Inc *	1,495	450
Natera Inc *	2,600	127

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Neurocrine Biosciences Inc *	2,484	$234
Novocure Ltd *	2,675	111
Organon & Co	6,770	141
Penumbra Inc *	900	310
Perrigo Co PLC	3,493	119
Pfizer Inc	144,975	5,318
Premier Inc, Cl A	3,200	89
QIAGEN NV *	6,000	270
Quest Diagnostics Inc	2,900	408
QuidelOrtho Corp *	1,300	108
R1 RCM Inc *	4,000	74
Regeneron Pharmaceuticals Inc *	2,613	1,878
Repligen Corp *	1,450	205
ResMed Inc	3,753	820
Revvity Inc	3,241	385
Roivant Sciences Ltd *	6,300	64
Royalty Pharma PLC, Cl A	9,800	301
Sarepta Therapeutics Inc *	2,200	252
Seagen Inc *	3,507	675
Shockwave Medical Inc *	900	257
Sotera Health Co *	2,700	51
STERIS PLC	2,540	571
Stryker Corp	9,098	2,776
Syneos Health Inc, Cl A *	2,659	112
Tandem Diabetes Care Inc *	1,662	41
Teladoc Health Inc *	4,310	109
Teleflex Inc	1,239	300
Tenet Healthcare Corp *	2,600	212
Thermo Fisher Scientific Inc	9,947	5,190
Ultragenyx Pharmaceutical Inc *	1,700	78
United Therapeutics Corp *	1,172	259
UnitedHealth Group Inc	23,885	11,480
Universal Health Services Inc, Cl B	1,575	248
Veeva Systems Inc, Cl A *	3,668	725
Vertex Pharmaceuticals Inc *	6,596	2,321
Viatris Inc, Cl W	30,430	304
Waters Corp *	1,499	400
West Pharmaceutical Services Inc	1,928	737
Zimmer Biomet Holdings Inc	5,422	789
Zoetis Inc, Cl A	11,825	2,036

		139,888
Industrials — 9.4%
3M Co	14,052	1,406
A O Smith Corp	3,100	226
Acuity Brands Inc	819	134
Advanced Drainage Systems Inc	1,600	182
AECOM	3,400	288
AGCO Corp	1,600	210
Air Lease Corp, Cl A	2,800	117
Alaska Air Group Inc *	3,200	170
Allegion plc	2,250	270
Allison Transmission Holdings Inc	2,400	136

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Airlines Group Inc *	17,072	$306
AMETEK Inc	5,883	952
Armstrong World Industries Inc	1,200	88
Automatic Data Processing Inc	10,574	2,324
Avis Budget Group Inc *	500	114
Axon Enterprise Inc *	1,743	340
AZEK Co Inc/The, Cl A *	3,000	91
Boeing Co/The *	14,338	3,028
Booz Allen Hamilton Holding Corp, Cl A	3,340	373
Broadridge Financial Solutions Inc	3,025	501
Builders FirstSource Inc *	3,300	449
BWX Technologies Inc, Cl W	2,400	172
CACI International Inc, Cl A *	592	202
Carlisle Cos Inc	1,324	340
Carrier Global Corp	21,352	1,061
Caterpillar Inc, Cl A	13,267	3,264
Ceridian HCM Holding Inc *	3,555	238
CH Robinson Worldwide Inc	2,955	279
ChargePoint Holdings Inc *(A)	6,800	60
Cintas Corp	2,201	1,094
Clarivate PLC *	12,400	118
Clean Harbors Inc *	1,300	214
CNH Industrial NV	25,400	366
Concentrix Corp	1,100	89
Copart Inc *	11,028	1,006
Core & Main Inc, Cl A *	2,000	63
Crane Co	1,200	107
Crane NXT Co	1,300	73
CSX Corp	52,000	1,773
Cummins Inc	3,644	893
Curtiss-Wright Corp	1,000	184
Deere & Co	6,962	2,821
Delta Air Lines Inc, Cl A	16,421	781
Donaldson Co Inc, Cl A	3,200	200
Dover Corp	3,551	524
Driven Brands Holdings Inc *	1,500	41
Dun & Bradstreet Holdings Inc	6,900	80
Eaton Corp PLC	10,211	2,053
EMCOR Group Inc	1,200	222
Emerson Electric Co	14,646	1,324
Equifax Inc	3,079	725
Esab Corp	1,366	91
Expeditors International of Washington Inc	3,900	472
Fastenal Co, Cl A	14,587	860
FedEx Corp	5,960	1,477
Ferguson PLC	5,300	834
Flowserve Corp	3,400	126
Fortive Corp	9,059	677
Fortune Brands Innovations Inc	3,361	242
FTI Consulting Inc *	852	162
Gates Industrial Corp PLC *	2,600	35
Generac Holdings Inc *	1,600	239

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Dynamics Corp	6,255	$1,346
General Electric Co	27,814	3,055
Genpact Ltd	4,700	177
Graco Inc	4,400	380
GXO Logistics Inc *	2,733	172
Hayward Holdings Inc *	2,000	26
HEICO Corp	1,150	203
HEICO Corp, Cl A	2,000	281
Hertz Global Holdings Inc *	3,500	64
Hexcel Corp, Cl A	2,200	167
Honeywell International Inc	17,051	3,538
Howmet Aerospace Inc	9,600	476
Hubbell Inc, Cl B	1,405	466
Huntington Ingalls Industries Inc, Cl A	1,027	234
IDEX Corp	1,903	410
Illinois Tool Works Inc	7,789	1,949
Ingersoll Rand Inc	10,349	676
ITT Inc	2,148	200
Jacobs Solutions Inc	3,295	392
JB Hunt Transport Services Inc	2,110	382
Johnson Controls International PLC	17,626	1,201
KBR Inc	3,600	234
Kirby Corp *	1,600	123
Knight-Swift Transportation Holdings Inc, Cl A	4,127	229
L3Harris Technologies Inc	4,797	939
Landstar System Inc	892	172
Leidos Holdings Inc	3,600	319
Lennox International Inc	778	254
Lincoln Electric Holdings Inc	1,442	286
Lockheed Martin Corp	5,788	2,665
Lyft Inc, Cl A *	8,300	80
ManpowerGroup Inc	1,288	102
Masco Corp	5,900	339
MasTec Inc *	1,600	189
MDU Resources Group Inc	5,300	111
Mercury Systems Inc *	1,300	45
Middleby Corp/The *	1,339	198
MSA Safety Inc	958	167
MSC Industrial Direct Co Inc, Cl A	1,179	112
Nordson Corp	1,443	358
Norfolk Southern Corp	5,815	1,319
Northrop Grumman Corp	3,631	1,655
nVent Electric PLC	4,400	227
Old Dominion Freight Line Inc, Cl A	2,570	950
Oshkosh Corp	1,700	147
Otis Worldwide Corp	10,626	946
Owens Corning	2,260	295
PACCAR Inc	13,082	1,094
Parker-Hannifin Corp, Cl A	3,256	1,270
Paychex Inc	8,290	927
Paycom Software Inc	1,366	439

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Paycor HCM Inc *	1,400	$33
Pentair PLC	4,300	278
Plug Power Inc *(A)	13,800	143
Quanta Services Inc	3,700	727
Raytheon Technologies Corp	37,497	3,673
RB Global Inc	4,690	281
RBC Bearings Inc *	700	152
Regal Rexnord Corp	1,700	262
Republic Services Inc	5,346	819
Robert Half International Inc	2,800	211
Rockwell Automation Inc	2,949	972
Rollins Inc	5,600	240
Ryder System Inc	1,200	102
Saia Inc *	700	240
Schneider National Inc, Cl B	1,500	43
Science Applications International Corp	1,400	157
Sensata Technologies Holding PLC	4,000	180
SiteOne Landscape Supply Inc *	1,152	193
Snap-on Inc	1,279	369
Southwest Airlines Co, Cl A	15,444	559
Spirit AeroSystems Holdings Inc, Cl A	2,700	79
SS&C Technologies Holdings Inc	5,500	333
Stanley Black & Decker Inc	3,857	361
Stericycle Inc, Cl A *	2,400	111
Sunrun Inc *	5,409	97
Tetra Tech Inc	1,400	229
Textron Inc	5,138	347
Timken Co/The	1,600	146
Toro Co/The	2,700	274
Trane Technologies PLC	5,820	1,113
TransDigm Group Inc *	1,325	1,185
TransUnion	5,000	392
Trex Co Inc *	2,900	190
Uber Technologies Inc *	49,729	2,147
U-Haul Holding Co	237	13
U-Haul Holding Co, Cl B	2,133	108
Union Pacific Corp	15,636	3,199
United Airlines Holdings Inc *	8,373	459
United Parcel Service Inc, Cl B	18,620	3,338
United Rentals Inc	1,743	776
Univar Solutions Inc *	4,200	151
Valmont Industries Inc	559	163
Verisk Analytics Inc, Cl A	3,649	825
Vertiv Holdings Co, Cl A	7,900	196
Waste Management Inc	10,450	1,812
Watsco Inc	876	334
WESCO International Inc	1,100	197
Westinghouse Air Brake Technologies Corp	4,566	501
WillScot Mobile Mini Holdings Corp, Cl A *	5,000	239
Woodward Inc	1,542	183
WW Grainger Inc	1,111	876
XPO Inc *	2,733	161

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xylem Inc/NY	6,138	$691

		100,133
Information Technology — 26.9%
Accenture PLC, Cl A	16,179	4,993
Adobe Inc *	11,803	5,772
Advanced Micro Devices Inc *	41,123	4,684
Akamai Technologies Inc *	4,000	359
Allegro MicroSystems Inc *	1,800	81
Alteryx Inc, Cl A *	1,636	74
Amdocs Ltd	3,100	306
Amphenol Corp, Cl A	14,932	1,268
Analog Devices Inc	12,937	2,520
ANSYS Inc *	2,175	718
Apple Inc	383,111	74,312
Applied Materials Inc	21,697	3,136
AppLovin Corp, Cl A *	5,600	144
Arista Networks Inc *	6,452	1,046
Arrow Electronics Inc, Cl A *	1,531	219
Aspen Technology Inc *	731	123
Atlassian Corp Ltd, Cl A *	3,743	628
Autodesk Inc, Cl A *	5,482	1,122
Avnet Inc	2,300	116
Bentley Systems Inc, Cl B	4,400	239
BILL Holdings Inc *	2,541	297
Black Knight Inc *	4,100	245
Broadcom Inc	10,435	9,052
Cadence Design Systems Inc *	6,902	1,619
CCC Intelligent Solutions Holdings Inc *	4,500	50
CDW Corp/DE	3,445	632
Ciena Corp *	3,900	166
Cirrus Logic Inc *	1,400	113
Cisco Systems Inc	105,181	5,442
Cloudflare Inc, Cl A *	7,400	484
Cognex Corp	4,600	258
Cognizant Technology Solutions Corp, Cl A	12,961	846
Coherent Corp *	3,085	157
Confluent Inc, Cl A *	4,800	169
Corning Inc, Cl B	19,214	673
Crowdstrike Holdings Inc, Cl A *	5,441	799
Datadog Inc, Cl A *	6,900	679
DocuSign Inc, Cl A *	5,220	267
Dolby Laboratories Inc, Cl A	1,553	130
DoubleVerify Holdings Inc, Cl Rights *	2,300	90
Dropbox Inc, Cl A *	7,000	187
DXC Technology Co *	6,081	162
Dynatrace Inc *	5,700	293
Elastic NV *	2,000	128
Enphase Energy Inc *	3,440	576
Entegris Inc	3,900	432
EPAM Systems Inc *	1,392	313
F5 Inc, Cl A *	1,581	231
Fair Isaac Corp *	630	510

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First Solar Inc *	2,700	$513
Five9 Inc *	1,800	148
Fortinet Inc *	16,835	1,273
Gartner Inc *	1,925	674
Gen Digital Inc	14,401	267
Gitlab Inc, Cl A *	1,300	66
GLOBALFOUNDRIES Inc *	1,700	110
Globant SA *	1,053	189
GoDaddy Inc, Cl A *	3,925	295
Guidewire Software Inc, Cl Z *	2,182	166
HashiCorp Inc, Cl A *	2,400	63
Hewlett Packard Enterprise Co	33,007	555
HP Inc	22,101	679
HubSpot Inc *	1,171	623
Informatica Inc, Cl A *	900	17
Intel Corp	107,076	3,581
International Business Machines Corp	23,337	3,123
Intuit Inc	6,999	3,207
IPG Photonics Corp *	772	105
Jabil Inc	3,400	367
Juniper Networks Inc	8,300	260
Keysight Technologies Inc *	4,532	759
KLA Corp	3,495	1,695
Kyndryl Holdings Inc *	5,177	69
Lam Research Corp	3,461	2,225
Lattice Semiconductor Corp *	3,500	336
Littelfuse Inc	600	175
Lumentum Holdings Inc *	1,800	102
Manhattan Associates Inc *	1,605	321
Marvell Technology Inc	21,859	1,307
Microchip Technology Inc	13,850	1,241
Micron Technology Inc	27,973	1,765
Microsoft Corp	191,079	65,070
MKS Instruments Inc	1,500	162
MongoDB Inc, Cl A *	1,664	684
Monolithic Power Systems Inc	1,184	640
Motorola Solutions Inc	4,264	1,251
National Instruments Corp	3,427	197
nCino inc *	1,900	57
NCR Corp *	3,423	86
NetApp Inc	5,500	420
New Relic Inc *	1,400	92
Nutanix Inc, Cl A *	5,959	167
NVIDIA Corp	61,023	25,814
Okta Inc, Cl A *	3,916	272
ON Semiconductor Corp *	11,057	1,046
Oracle Corp, Cl B	38,993	4,644
Palantir Technologies Inc, Cl A *	47,920	735
Palo Alto Networks Inc *	7,623	1,948
Paylocity Holding Corp *	1,035	191
Pegasystems Inc	1,100	54
Procore Technologies Inc *	1,900	124

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PTC Inc *	2,765	$393
Pure Storage Inc, Cl A *	7,400	272
Qorvo Inc *	2,624	268
QUALCOMM Inc	28,657	3,411
RingCentral Inc, Cl A *	2,155	71
Roper Technologies Inc	2,744	1,319
Salesforce Inc *	24,304	5,134
SentinelOne Inc, Cl A *	4,900	74
ServiceNow Inc *	5,243	2,946
Skyworks Solutions Inc	4,126	457
Smartsheet Inc, Cl A *	3,300	126
Snowflake Inc, Cl A *	7,900	1,390
Splunk Inc *	4,082	433
Synopsys Inc *	3,867	1,684
TD SYNNEX Corp	1,000	94
Teledyne Technologies Inc *	1,194	491
Teradata Corp *	2,697	144
Teradyne Inc	4,054	451
Texas Instruments Inc	23,257	4,187
Trimble Inc *	6,400	339
Twilio Inc, Cl A *	4,358	277
Tyler Technologies Inc *	1,060	441
Ubiquiti Inc	69	12
UiPath Inc, Cl A *	10,000	166
Unity Software Inc *	6,253	271
Universal Display Corp	1,142	165
VeriSign Inc *	2,348	531
Viasat Inc *	1,900	78
VMware Inc, Cl A *	5,575	801
Vontier Corp	4,063	131
Western Digital Corp *	8,292	314
Wolfspeed Inc *	3,230	180
Workday Inc, Cl A *	5,039	1,138
Zebra Technologies Corp, Cl A *	1,284	380
Zoom Video Communications Inc, Cl A *	6,400	434
Zscaler Inc *	2,164	317

		286,110
Materials — 2.7%
Air Products and Chemicals Inc	5,685	1,703
Albemarle Corp	3,020	674
Alcoa Corp	4,700	159
Amcor PLC	37,700	376
AptarGroup Inc	1,700	197
Ardagh Metal Packaging SA	5,550	21
Ashland Inc	1,300	113
Avery Dennison Corp	2,066	355
Axalta Coating Systems Ltd *	5,800	190
Ball Corp	8,035	468
Berry Global Group Inc	3,177	204
Celanese Corp, Cl A	2,538	294
CF Industries Holdings Inc	5,137	357
Chemours Co/The	3,900	144

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cleveland-Cliffs Inc *	13,300	$223
Corteva Inc	18,234	1,045
Crown Holdings Inc	2,800	243
Dow Inc	18,075	963
DuPont de Nemours Inc	11,738	839
Eagle Materials Inc	959	179
Eastman Chemical Co	3,132	262
Ecolab Inc	6,388	1,193
Element Solutions Inc	6,100	117
FMC Corp	3,210	335
Freeport-McMoRan Inc, Cl B	36,602	1,464
Ginkgo Bioworks Holdings Inc *(A)	22,000	41
Graphic Packaging Holding Co	8,000	192
Huntsman Corp	4,805	130
International Flavors & Fragrances Inc	6,669	531
International Paper Co	8,791	280
Linde PLC	12,600	4,802
Louisiana-Pacific Corp	1,600	120
LyondellBasell Industries NV, Cl A	6,661	612
Martin Marietta Materials Inc, Cl A	1,616	746
Mosaic Co/The	8,400	294
MP Materials Corp *	2,400	55
NewMarket Corp	182	73
Newmont Corp	20,355	868
Nucor Corp	6,441	1,056
Olin Corp	3,200	164
Packaging Corp of America	2,264	299
PPG Industries Inc	6,088	903
Reliance Steel & Aluminum Co	1,529	415
Royal Gold Inc, Cl A	1,647	189
RPM International Inc	3,300	296
Scotts Miracle-Gro Co/The, Cl A	1,077	67
Sealed Air Corp	3,900	156
Sherwin-Williams Co/The, Cl A	6,142	1,631
Silgan Holdings Inc	2,230	105
Sonoco Products Co	2,600	153
Southern Copper Corp	2,200	158
SSR Mining Inc	5,300	75
Steel Dynamics Inc	4,149	452
United States Steel Corp	5,900	148
Vulcan Materials Co	3,439	775
Westlake Corp	832	99
Westrock Co	6,700	195

		28,198
Real Estate — 2.8%
Agree Realty Corp ‡	2,300	150
Alexandria Real Estate Equities Inc ‡	4,448	505
American Homes 4 Rent, Cl A ‡	8,000	284
American Tower Corp, Cl A ‡	11,984	2,324
Americold Realty Trust Inc ‡	7,100	229
Apartment Income REIT Corp ‡	3,965	143
AvalonBay Communities Inc ‡	3,559	674

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Boston Properties Inc ‡	4,162	$240
Brixmor Property Group Inc ‡	7,900	174
Camden Property Trust ‡	2,669	291
CBRE Group Inc, Cl A *	7,900	638
CoStar Group Inc *	10,300	917
Cousins Properties Inc ‡	4,000	91
Crown Castle Inc ‡	11,036	1,257
CubeSmart ‡	5,900	263
Digital Realty Trust Inc, Cl A ‡	7,473	851
EastGroup Properties Inc ‡	1,100	191
EPR Properties, Cl A ‡	1,900	89
Equinix Inc ‡	2,412	1,891
Equity LifeStyle Properties Inc ‡	4,700	314
Equity Residential ‡	9,683	639
Essex Property Trust Inc ‡	1,617	379
Extra Space Storage Inc ‡	3,440	512
Federal Realty Investment Trust ‡	2,046	198
First Industrial Realty Trust Inc ‡	3,500	184
Gaming and Leisure Properties Inc ‡	6,410	311
Healthcare Realty Trust Inc, Cl A ‡	9,900	187
Healthpeak Properties Inc ‡	14,370	289
Highwoods Properties Inc ‡	2,778	66
Host Hotels & Resorts Inc ‡	18,402	310
Howard Hughes Corp/The *	963	76
Invitation Homes Inc ‡	15,900	547
Iron Mountain Inc ‡	7,600	432
Jones Lang LaSalle Inc *	1,203	187
Kilroy Realty Corp ‡	3,100	93
Kimco Realty Corp ‡	15,605	308
Lamar Advertising Co, Cl A ‡	2,300	228
Life Storage Inc ‡	2,151	286
Medical Properties Trust Inc ‡	15,735	146
Mid-America Apartment Communities Inc ‡	3,000	456
National Storage Affiliates Trust ‡	2,300	80
NNN REIT Inc ‡	4,700	201
Omega Healthcare Investors Inc ‡	6,245	192
Park Hotels & Resorts Inc ‡	5,800	74
Prologis Inc ‡	23,712	2,908
Public Storage ‡	4,056	1,184
Rayonier Inc ‡	3,800	119
Realty Income Corp ‡	16,439	983
Regency Centers Corp ‡	4,500	278
Rexford Industrial Realty Inc ‡	5,100	266
SBA Communications Corp, Cl A ‡	2,737	634
Simon Property Group Inc ‡	8,335	962
Spirit Realty Capital Inc ‡	3,678	145
STAG Industrial Inc ‡	4,700	169
Sun Communities Inc ‡	3,183	415
UDR Inc ‡	8,600	369
Ventas Inc ‡	10,190	482
VICI Properties Inc, Cl A ‡	25,694	808
Vornado Realty Trust ‡	4,600	83

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Welltower Inc ‡	12,300	$995
Weyerhaeuser Co ‡	18,697	626
WP Carey Inc ‡	5,490	371
Zillow Group Inc, Cl A *	1,400	69
Zillow Group Inc, Cl C *	3,900	196

		29,959
Utilities — 2.4%
AES Corp/The	17,500	363
Alliant Energy Corp	6,621	348
Ameren Corp	6,725	549
American Electric Power Co Inc	13,229	1,114
American Water Works Co Inc	4,965	709
Atmos Energy Corp	3,666	427
Avangrid Inc	1,900	72
Brookfield Renewable Corp, Cl A	3,400	107
CenterPoint Energy Inc	16,455	480
Clearway Energy Inc, Cl A	900	24
Clearway Energy Inc, Cl C	2,100	60
CMS Energy Corp	7,610	447
Consolidated Edison Inc	8,979	812
Constellation Energy Corp	8,413	770
Dominion Energy Inc	21,402	1,109
DTE Energy Co	5,013	552
Duke Energy Corp	19,712	1,769
Edison International	9,649	670
Entergy Corp	5,289	515
Essential Utilities Inc	6,100	244
Evergy Inc	5,817	340
Exelon Corp	25,439	1,036
FirstEnergy Corp	14,100	548
Hawaiian Electric Industries Inc	2,800	101
IDACORP Inc, Cl A	1,300	133
National Fuel Gas Co	2,300	118
NextEra Energy Inc	51,955	3,855
NiSource Inc	10,600	290
NRG Energy Inc	5,600	209
OGE Energy Corp	5,300	190
PG&E Corp *	46,106	797
Pinnacle West Capital Corp	3,000	244
PPL Corp	19,103	506
Public Service Enterprise Group Inc	12,704	795
Sempra Energy	8,031	1,169
Southern Co/The	27,962	1,964
UGI Corp	5,530	149
Vistra Corp	9,569	251
WEC Energy Group Inc	8,084	713
Xcel Energy Inc	14,290	888

		25,437
Total Common Stock
(Cost $699,216) ($ Thousands)		1,055,073

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
5.110% **†(B)	1,001,633	$1,002

Total Affiliated Partnership
(Cost $1,002) ($ Thousands)		1,002

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	8,487,493	$8,487

Total Cash Equivalent
(Cost $8,487) ($ Thousands)		8,487

Total Investments in Securities — 100.0%
(Cost $708,705) ($ Thousands)		$1,064,562

A list of the open futures contracts held by the Fund at June 30, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	43	Sep-2023	$9,328	$9,650	$322
S&P Mid Cap 400 Index E-MINI	3	Sep-2023	775	793	18
			$10,103	$10,443	$340

Percentages are based on Net Assets of $1,064,579 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $1,002 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Investments Co	$137	$—	$(6)	$(1)	$31	$161	$2	$—
SEI Liquidity Fund, LP	855	4,245	(4,098)	—	—	1,002	83	—
SEI Daily Income Trust, Government Fund, Institutional Class	5,327	121,933	(118,773)	—	—	8,487	242	—
Totals	$6,319	$126,178	$(122,877)	$(1)	$31	$9,650	$327	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.5%

Communication Services — 5.5%
Alphabet Inc, Cl A *	524,280	$62,756
Alphabet Inc, Cl C *	456,960	55,279
AT&T Inc	224,624	3,583
BCE Inc	199,232	9,083
Charter Communications Inc, Cl A *	12,696	4,664
Comcast Corp, Cl A	240,091	9,976
Electronic Arts Inc	44,812	5,812
Interpublic Group of Cos Inc/The	56,024	2,161
Meta Platforms Inc, Cl A *	123,988	35,582
Omnicom Group Inc	70,330	6,692
Paramount Global, Cl B	97,736	1,555
Sirius XM Holdings Inc (A)	752,237	3,408
TEGNA Inc	361,234	5,866
Verizon Communications Inc	97,068	3,610
Walt Disney Co/The *	134,719	12,028
Warner Bros Discovery Inc *	82,533	1,035

		223,090
Consumer Discretionary — 9.8%
Amazon.com Inc, Cl A *	368,960	48,098
AutoZone Inc *	16,513	41,173
Best Buy Co Inc	185,088	15,168
Booking Holdings Inc *	2,537	6,851
BorgWarner Inc	89,239	4,365
Brinker International Inc *	141,821	5,191
Darden Restaurants Inc	3,127	522
Dick's Sporting Goods Inc	94,331	12,470
Domino's Pizza Inc	16,892	5,692
DR Horton Inc	16,198	1,971
eBay Inc	127,055	5,678
Genuine Parts Co	79,642	13,478
Goodyear Tire & Rubber Co/The *	406,438	5,560
Grand Canyon Education Inc *	9,300	960
Harley-Davidson Inc, Cl A	88,020	3,099
Home Depot Inc/The	28,380	8,816
Lear Corp	45,771	6,570
Lowe's Cos Inc	328,236	74,083
Magna International Inc, Cl A	19,822	1,119
NIKE Inc, Cl B	357,743	39,484
O'Reilly Automotive Inc *	1,906	1,821
PulteGroup Inc	251,522	19,538
Ross Stores Inc	102,513	11,495
Royal Caribbean Cruises Ltd *	81,005	8,403
Starbucks Corp	68,046	6,741
TJX Cos Inc/The	374,562	31,759
TopBuild Corp *	27,519	7,320
Whirlpool Corp	59,551	8,860

		396,285
Consumer Staples — 8.2%
Altria Group Inc	257,075	11,645
Archer-Daniels-Midland Co	50,878	3,844

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coca-Cola Co/The	123,765	$7,453
Conagra Brands Inc	353,754	11,929
Constellation Brands Inc, Cl A	10,975	2,701
Costco Wholesale Corp	12,956	6,975
Diageo PLC ADR	65,244	11,319
Dollar General Corp	192,477	32,679
Estee Lauder Cos Inc/The, Cl A	35,000	6,873
Hershey Co/The	26,426	6,599
Ingredion Inc	26,094	2,765
J M Smucker Co/The	115,422	17,044
Kimberly-Clark Corp	41,873	5,781
Kraft Heinz Co/The	115,076	4,085
Kroger Co/The	798,798	37,543
Lamb Weston Holdings Inc	16,377	1,883
Molson Coors Beverage Co, Cl B	246,452	16,226
Mondelez International Inc, Cl A	24,475	1,785
Monster Beverage Corp *	27,454	1,577
PepsiCo Inc	208,587	38,634
Philip Morris International Inc	285,074	27,829
Procter & Gamble Co/The	233,806	35,478
Sysco Corp, Cl A	22,279	1,653
Target Corp, Cl A	53,833	7,101
Tyson Foods Inc, Cl A	253,116	12,919
Unilever PLC ADR	162,720	8,483
Walmart Inc	42,652	6,704

		329,507
Energy — 4.0%
Canadian Natural Resources Ltd	293,668	16,522
Chevron Corp	212,408	33,422
ConocoPhillips	204,582	21,197
Devon Energy Corp	457,139	22,098
Exxon Mobil Corp	129,439	13,882
HF Sinclair Corp	40,846	1,822
Marathon Petroleum Corp	154,884	18,060
Phillips 66	109,951	10,487
Shell PLC ADR	66,816	4,034
Valero Energy Corp	173,346	20,334

		161,858
Financials — 16.2%
Aflac Inc	136,144	9,503
Allstate Corp/The	49,660	5,415
American Financial Group Inc/OH	11,100	1,318
Ameriprise Financial Inc	82,444	27,385
Assurant Inc	33,412	4,201
Assured Guaranty Ltd	31,872	1,778
Bank of America Corp	1,439,653	41,304
Berkshire Hathaway Inc, Cl B *	93,247	31,797
Capital One Financial Corp	43,778	4,788
Charles Schwab Corp/The	50,703	2,874
Citigroup Inc	120,793	5,561
Citizens Financial Group Inc	31,397	819

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CME Group Inc, Cl A	77,815	$14,418
Discover Financial Services	126,480	14,779
Everest Re Group Ltd	38,172	13,049
FactSet Research Systems Inc	11,209	4,491
Fifth Third Bancorp	501,389	13,141
Goldman Sachs Group Inc/The	21,644	6,981
Hartford Financial Services Group Inc/The	66,936	4,821
Intercontinental Exchange Inc	58,438	6,608
JPMorgan Chase & Co	444,568	64,658
KeyCorp	78,556	726
KKR & Co Inc	76,949	4,309
Lincoln National Corp	21,062	543
Markel Group Inc *	10,066	13,923
Marsh & McLennan Cos Inc	138,328	26,017
Mastercard Inc, Cl A	168,189	66,149
Moody's Corp	186,253	64,764
Morgan Stanley	311,935	26,639
MSCI Inc, Cl A	64,006	30,037
Navient Corp	263,511	4,896
PNC Financial Services Group Inc/The	36,433	4,589
Popular Inc	103,116	6,241
Progressive Corp/The	23,730	3,141
Prudential Financial Inc	17,700	1,561
Regions Financial Corp	599,114	10,676
S&P Global Inc	17,358	6,959
Travelers Cos Inc/The	119,703	20,788
Truist Financial Corp	32,333	981
Visa Inc, Cl A	275,684	65,469
Voya Financial Inc	156,840	11,247
Wells Fargo & Co	92,870	3,964

		653,308
Health Care — 14.6%
Abbott Laboratories	84,496	9,212
AbbVie Inc	92,048	12,402
AmerisourceBergen Corp, Cl A	137,635	26,485
Amgen Inc, Cl A	144,595	32,103
AstraZeneca PLC ADR	99,185	7,099
Becton Dickinson & Co	113,758	30,033
Biogen Inc *	23,794	6,778
Bristol-Myers Squibb Co	192,866	12,334
Cardinal Health Inc	36,074	3,411
Centene Corp *	19,739	1,331
Cigna Group/The	27,340	7,672
CVS Health Corp	313,419	21,667
Edwards Lifesciences Corp, Cl A *	61,914	5,840
Elevance Health Inc	10,844	4,818
Eli Lilly & Co	17,885	8,388
Gilead Sciences Inc	120,443	9,283
HCA Healthcare Inc	109,165	33,129
Horizon Therapeutics Plc *	60,709	6,244
Humana Inc	11,818	5,284
IDEXX Laboratories Inc *	13,235	6,647

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intuitive Surgical Inc *	21,300	$7,283
Johnson & Johnson	532,816	88,192
McKesson Corp	12,923	5,522
Medtronic PLC	79,480	7,002
Merck & Co Inc	563,613	65,035
Mettler-Toledo International Inc *	28,371	37,213
Novartis AG ADR	32,225	3,252
Novo Nordisk A/S ADR	38,871	6,290
Organon & Co	16,268	339
Pfizer Inc	706,138	25,901
Syneos Health Inc, Cl A *	32,178	1,356
United Therapeutics Corp *	22,931	5,062
UnitedHealth Group Inc	158,185	76,030
Veeva Systems Inc, Cl A *	4,706	930
Vertex Pharmaceuticals Inc *	2,576	906
Zoetis Inc, Cl A	36,930	6,360

		586,833
Industrials — 10.7%
AerCap Holdings NV *	20,386	1,295
AGCO Corp	52,600	6,913
Alaska Air Group Inc *	317,367	16,878
Carlisle Cos Inc	6,137	1,574
Carrier Global Corp	357,041	17,749
Caterpillar Inc, Cl A	25,261	6,215
Chart Industries Inc *	29,522	4,717
Cummins Inc	8,214	2,014
Deere & Co	14,637	5,931
Delta Air Lines Inc, Cl A	128,832	6,125
Eaton Corp PLC	36,716	7,384
Expeditors International of Washington Inc	28,492	3,451
FedEx Corp	20,626	5,113
Fortive Corp	67,655	5,059
Graco Inc	542,313	46,829
GXO Logistics Inc *	423,868	26,627
Honeywell International Inc	44,277	9,187
Huntington Ingalls Industries Inc, Cl A	41,706	9,492
Illinois Tool Works Inc	47,481	11,878
Johnson Controls International PLC	490,100	33,395
L3Harris Technologies Inc	25,220	4,937
Lockheed Martin Corp	15,688	7,222
ManpowerGroup Inc	18,167	1,442
Middleby Corp/The *	100,000	14,783
Northrop Grumman Corp	13,751	6,268
Oshkosh Corp	61,954	5,365
PACCAR Inc	64,500	5,395
Raytheon Technologies Corp	247,761	24,271
Robert Half International Inc	25,692	1,933
Siemens AG ADR	170,436	14,216
Southwest Airlines Co, Cl A	86,460	3,131
SPX Technologies Inc *	85,712	7,283
Textron Inc	190,528	12,885
Timken Co/The	112,333	10,282

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TransDigm Group Inc *	29,587	$26,456
United Parcel Service Inc, Cl B	12,948	2,321
Waste Management Inc	18,232	3,162
WW Grainger Inc	64,211	50,636

		429,814
Information Technology — 22.5%
Adobe Inc *	132,912	64,993
Amphenol Corp, Cl A	104,624	8,888
Analog Devices Inc	99,044	19,295
Apple Inc	800,024	155,181
Applied Materials Inc	148,944	21,528
Arista Networks Inc *	90,886	14,729
ASML Holding NV, Cl G	7,625	5,526
Broadcom Inc	18,559	16,099
Cadence Design Systems Inc *	11,218	2,631
Cisco Systems Inc	488,328	25,266
Cognizant Technology Solutions Corp, Cl A	8,912	582
Corning Inc, Cl B	177,573	6,222
Dropbox Inc, Cl A *	132,230	3,526
Fair Isaac Corp *	7,427	6,010
Fortinet Inc *	51,299	3,878
Hewlett Packard Enterprise Co	307,307	5,163
HP Inc	480,394	14,753
Intel Corp	334,938	11,200
International Business Machines Corp	6,932	927
Intuit Inc	117,305	53,748
Juniper Networks Inc	31,547	988
Keysight Technologies Inc *	96,705	16,193
Lam Research Corp	10,701	6,879
Manhattan Associates Inc *	11,027	2,204
Marvell Technology Inc	74,923	4,479
Microchip Technology Inc	546,444	48,956
Micron Technology Inc	156,515	9,878
Microsoft Corp	486,353	165,623
Motorola Solutions Inc	22,111	6,485
NetApp Inc	45,929	3,509
Oracle Corp, Cl B	453,993	54,066
QUALCOMM Inc	67,431	8,027
Roper Technologies Inc	56,426	27,130
Salesforce Inc *	55,295	11,682
SAP SE ADR	178,714	24,450
Seagate Technology Holdings PLC	112,151	6,939
ServiceNow Inc *	12,293	6,908
Texas Instruments Inc	44,297	7,974
VeriSign Inc *	91,384	20,650
Vishay Intertechnology Inc	666,583	19,597
VMware Inc, Cl A *	71,053	10,209
Western Digital Corp *	33,750	1,280

		904,251
Materials — 5.2%
Air Products and Chemicals Inc	65,633	19,659

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cabot Corp	81,410	$5,446
Celanese Corp, Cl A	28,298	3,277
Corteva Inc	64,004	3,667
Dow Inc	162,912	8,677
DuPont de Nemours Inc	43,599	3,115
Eastman Chemical Co	139,435	11,673
Ecolab Inc	37,520	7,005
Huntsman Corp	531,983	14,374
Ingevity Corp *	14,131	822
Linde PLC	123,959	47,238
LyondellBasell Industries NV, Cl A	74,826	6,871
O-I Glass Inc, Cl I *	451,358	9,627
Reliance Steel & Aluminum Co	11,055	3,002
Sherwin-Williams Co/The, Cl A	170,648	45,310
Steel Dynamics Inc	152,103	16,569
Sylvamo Corp	12,276	497
Westrock Co	27,405	797

		207,626
Real Estate — 1.2%
American Tower Corp, Cl A ‡	101,757	19,735
Brandywine Realty Trust ‡	24,300	113
CBRE Group Inc, Cl A *	41,173	3,323
Crown Castle Inc ‡	34,157	3,892
Equinix Inc ‡	1,986	1,557
Gaming and Leisure Properties Inc ‡	53,447	2,590
Invitation Homes Inc ‡	28,203	970
Omega Healthcare Investors Inc ‡	48,451	1,487
Public Storage ‡	4,106	1,199
SBA Communications Corp, Cl A ‡	18,373	4,258
Service Properties Trust ‡	574,963	4,996
Welltower Inc ‡	70,223	5,680

		49,800
Utilities — 1.6%
Ameren Corp	64,109	5,236
American Electric Power Co Inc	57,553	4,846
CenterPoint Energy Inc	66,863	1,949
Constellation Energy Corp	59,660	5,462
Duke Energy Corp	132,854	11,922
Edison International	97,576	6,777
Exelon Corp	132,096	5,382
FirstEnergy Corp	63,236	2,459
NextEra Energy Inc	192,725	14,300
NRG Energy Inc	141,405	5,287
Vistra Corp	40,284	1,057

		64,677
Total Common Stock
(Cost $1,280,025) ($ Thousands)		4,007,049

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
5.110% **†(B)	3,331,118	$3,335

Total Affiliated Partnership
(Cost $3,331) ($ Thousands)		3,335

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	17,606,843	$17,607

Total Cash Equivalent
(Cost $17,607) ($ Thousands)		17,607

Total Investments in Securities — 100.0%
(Cost $1,300,963) ($ Thousands)		$4,027,991

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	31	Sep-2023	$6,741	$6,957	$216
S&P Mid Cap 400 Index E-MINI	3	Sep-2023	777	793	16
			$7,518	$7,750	$232

Percentages are based on Net Assets of $4,026,455 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $3,335 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$28,547	$109,597	$(134,829)	$14	$6	$3,335	$45	$1
SEI Daily Income Trust, Government Fund, Institutional Class	21,654	478,429	(482,476)	—	—	17,607	561	—
Totals	$50,201	$588,026	$(617,305)	$14	$6	$20,942	$606	$1

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.0%

Communication Services — 8.3%
Activision Blizzard Inc *	17,052	$1,438
Alphabet Inc, Cl A *	142,190	17,020
Alphabet Inc, Cl C *	122,305	14,795
AT&T Inc	170,717	2,723
Charter Communications Inc, Cl A *	2,532	930
Comcast Corp, Cl A	99,605	4,139
Electronic Arts Inc	6,278	814
Fox Corp, Cl A	6,886	234
Fox Corp, Cl B	3,181	102
Interpublic Group of Cos Inc/The	9,101	351
Live Nation Entertainment Inc *	3,400	310
Match Group Inc *	6,700	280
Meta Platforms Inc, Cl A *	52,937	15,192
Netflix Inc *	10,665	4,698
News Corp, Cl A	8,975	175
News Corp, Cl B	2,700	53
Omnicom Group Inc	4,804	457
Paramount Global, Cl B	11,817	188
Take-Two Interactive Software Inc, Cl A *	3,800	559
T-Mobile US Inc *	13,826	1,920
Verizon Communications Inc	100,613	3,742
Walt Disney Co/The *	43,724	3,904
Warner Bros Discovery Inc *	53,174	667

		74,691
Consumer Discretionary — 10.5%
Advance Auto Parts Inc	1,400	98
Amazon.com Inc, Cl A *	213,589	27,843
Aptiv PLC *	6,470	661
AutoZone Inc *	446	1,112
Bath & Body Works Inc	5,427	203
Best Buy Co Inc	4,654	381
Booking Holdings Inc *	874	2,360
BorgWarner Inc	5,553	272
Caesars Entertainment Inc *	5,200	265
CarMax Inc *	3,800	318
Carnival Corp *	23,784	448
Chipotle Mexican Grill Inc, Cl A *	662	1,416
Darden Restaurants Inc	2,918	488
Domino's Pizza Inc	895	302
DR Horton Inc	7,458	908
eBay Inc	12,849	574
Etsy Inc *	2,900	245
Expedia Group Inc *	3,455	378
Ford Motor Co	94,170	1,425
Garmin Ltd	3,671	383
General Motors Co	33,247	1,282
Genuine Parts Co	3,396	575
Hasbro Inc	3,096	201
Hilton Worldwide Holdings Inc	6,300	917
Home Depot Inc/The	24,258	7,535

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Las Vegas Sands Corp *	7,900	$458
Lennar Corp, Cl A	6,074	761
LKQ Corp	6,100	355
Lowe's Cos Inc	14,309	3,230
Marriott International Inc/MD, Cl A	6,200	1,139
McDonald's Corp	17,454	5,208
MGM Resorts International *	7,400	325
Mohawk Industries Inc *	1,300	134
Newell Brands Inc, Cl B	8,855	77
NIKE Inc, Cl B	29,450	3,250
Norwegian Cruise Line Holdings Ltd *	10,200	222
NVR Inc *	78	495
O'Reilly Automotive Inc *	1,440	1,376
Pool Corp	922	345
PulteGroup Inc	5,299	412
Ralph Lauren Corp, Cl A	1,005	124
Ross Stores Inc	8,219	922
Royal Caribbean Cruises Ltd *	5,300	550
Starbucks Corp	27,404	2,715
Tapestry Inc	5,519	236
Tesla Inc *	64,438	16,868
TJX Cos Inc/The	27,486	2,331
Tractor Supply Co	2,680	593
Ulta Beauty Inc *	1,197	563
VF Corp	7,665	146
Whirlpool Corp	1,312	195
Wynn Resorts Ltd	2,429	257
Yum! Brands Inc	6,670	924

		94,801
Consumer Staples — 6.6%
Altria Group Inc	42,773	1,938
Archer-Daniels-Midland Co	13,018	984
Brown-Forman Corp, Cl B	4,365	291
Bunge Ltd	3,600	340
Campbell Soup Co	4,684	214
Church & Dwight Co Inc	5,876	589
Clorox Co/The	3,002	477
Coca-Cola Co/The	93,148	5,609
Colgate-Palmolive Co	19,795	1,525
Conagra Brands Inc	11,465	387
Constellation Brands Inc, Cl A	3,907	962
Costco Wholesale Corp	10,619	5,717
Dollar General Corp	5,281	897
Dollar Tree Inc *	4,954	711
Estee Lauder Cos Inc/The, Cl A	5,550	1,090
General Mills Inc	13,986	1,073
Hershey Co/The	3,512	877
Hormel Foods Corp	6,908	278
J M Smucker Co/The	2,553	377
Kellogg Co	6,167	416
Keurig Dr Pepper Inc	20,100	628

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kimberly-Clark Corp	8,103	$1,119
Kraft Heinz Co/The	19,108	678
Kroger Co/The	15,536	730
Lamb Weston Holdings Inc	3,500	402
McCormick & Co Inc/MD	6,032	526
Molson Coors Beverage Co, Cl B	4,451	293
Mondelez International Inc, Cl A	32,620	2,379
Monster Beverage Corp *	18,208	1,046
PepsiCo Inc	32,979	6,108
Philip Morris International Inc	37,127	3,624
Procter & Gamble Co/The	56,372	8,554
Sysco Corp, Cl A	12,120	899
Target Corp, Cl A	11,028	1,455
Tyson Foods Inc, Cl A	6,903	352
Walgreens Boots Alliance Inc	17,057	486
Walmart Inc	33,573	5,277

		59,308
Energy — 4.1%
APA Corp	7,531	257
Baker Hughes Co, Cl A	24,249	766
Chevron Corp	41,729	6,566
ConocoPhillips	28,928	2,997
Coterra Energy Inc	18,413	466
Devon Energy Corp	15,313	740
Diamondback Energy Inc, Cl A	4,351	571
EOG Resources Inc	14,007	1,603
EQT Corp	8,500	350
Exxon Mobil Corp	96,752	10,377
Halliburton Co	21,542	711
Hess Corp	6,575	894
Kinder Morgan Inc	46,982	809
Marathon Oil Corp	14,856	342
Marathon Petroleum Corp	10,138	1,182
Occidental Petroleum Corp	17,162	1,009
ONEOK Inc	10,609	655
Phillips 66	10,987	1,048
Pioneer Natural Resources Co	5,666	1,174
Schlumberger NV, Cl A	34,100	1,675
Targa Resources Corp	5,400	411
Valero Energy Corp	8,653	1,015
Williams Cos Inc/The	29,169	952

		36,570
Financials — 12.3%
Aflac Inc	13,234	924
Allstate Corp/The	6,259	682
American Express Co	14,195	2,473
American International Group Inc	17,535	1,009
Ameriprise Financial Inc	2,481	824
Aon PLC, Cl A	4,901	1,692
Arch Capital Group Ltd *	8,900	666
Arthur J Gallagher & Co	5,149	1,131

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Assurant Inc	1,305	$164
Bank of America Corp	166,009	4,763
Bank of New York Mellon Corp/The	17,199	766
Berkshire Hathaway Inc, Cl B *	42,690	14,557
BlackRock Inc	3,569	2,467
Brown & Brown Inc	5,600	385
Capital One Financial Corp	9,149	1,001
Cboe Global Markets Inc	2,500	345
Charles Schwab Corp/The	35,559	2,015
Chubb Ltd	9,901	1,907
Cincinnati Financial Corp	3,783	368
Citigroup Inc	46,498	2,141
Citizens Financial Group Inc	11,600	303
CME Group Inc, Cl A	8,612	1,596
Comerica Inc	3,092	131
Discover Financial Services	6,108	714
Everest Re Group Ltd	1,037	354
Eversource Energy	8,335	591
FactSet Research Systems Inc	900	361
Fidelity National Information Services Inc, Cl B	14,065	769
Fifth Third Bancorp	16,311	428
Fiserv Inc, Cl A *	14,805	1,868
FleetCor Technologies Inc *	1,729	434
Franklin Resources Inc	6,738	180
Global Payments Inc	6,283	619
Globe Life Inc	2,139	234
Goldman Sachs Group Inc/The	7,965	2,569
Hartford Financial Services Group Inc/The	7,386	532
Huntington Bancshares Inc/OH	34,614	373
Intercontinental Exchange Inc	13,405	1,516
Invesco Ltd	10,616	178
Jack Henry & Associates Inc	1,800	301
JPMorgan Chase & Co	69,908	10,167
KeyCorp	22,583	209
Lincoln National Corp	3,589	92
Loews Corp	4,562	271
M&T Bank Corp	3,934	487
MarketAxess Holdings Inc	956	250
Marsh & McLennan Cos Inc	11,859	2,230
Mastercard Inc, Cl A	19,997	7,865
MetLife Inc	15,439	873
Moody's Corp	3,771	1,311
Morgan Stanley	31,136	2,659
MSCI Inc, Cl A	1,884	884
Nasdaq Inc, Cl A	7,977	398
Northern Trust Corp	4,909	364
PayPal Holdings Inc *	26,729	1,784
PNC Financial Services Group Inc/The	9,513	1,198
Principal Financial Group Inc, Cl A	5,357	406
Progressive Corp/The	13,985	1,851
Prudential Financial Inc	8,666	765

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Raymond James Financial Inc	4,558	$473
Regions Financial Corp	22,363	398
S&P Global Inc	7,805	3,129
State Street Corp	8,145	596
Synchrony Financial	10,263	348
T Rowe Price Group Inc	5,393	604
Travelers Cos Inc/The	5,556	965
Truist Financial Corp	31,806	965
US Bancorp	33,338	1,101
Visa Inc, Cl A	38,749	9,202
W R Berkley Corp	4,800	286
Wells Fargo & Co	89,873	3,836
Willis Towers Watson PLC	2,569	605
Zions Bancorp NA	3,486	94

		110,997
Health Care — 13.3%
Abbott Laboratories	41,612	4,536
AbbVie Inc	42,213	5,687
Agilent Technologies Inc	7,115	856
Align Technology Inc *	1,686	596
AmerisourceBergen Corp, Cl A	3,896	750
Amgen Inc, Cl A	12,822	2,847
Baxter International Inc	12,035	548
Becton Dickinson & Co	6,821	1,801
Biogen Inc *	3,506	999
Bio-Rad Laboratories Inc, Cl A *	531	201
Bio-Techne Corp	3,752	306
Boston Scientific Corp *	34,376	1,859
Bristol-Myers Squibb Co	50,203	3,210
Cardinal Health Inc	6,059	573
Catalent Inc *	4,200	182
Centene Corp *	13,089	883
Charles River Laboratories International Inc *	1,260	265
Cigna Group/The	7,043	1,976
Cooper Cos Inc/The, Cl A	1,204	462
CVS Health Corp	30,676	2,121
Danaher Corp, Cl A	15,912	3,819
DaVita Inc *	1,356	136
DENTSPLY SIRONA Inc	5,009	200
Dexcom Inc *	9,272	1,192
Edwards Lifesciences Corp, Cl A *	14,442	1,362
Elevance Health Inc	5,629	2,501
Eli Lilly & Co	18,862	8,846
GE HealthCare Technologies Inc	9,362	761
Gilead Sciences Inc	29,914	2,305
HCA Healthcare Inc	4,981	1,512
Henry Schein Inc *	3,200	259
Hologic Inc *	5,900	478
Humana Inc	3,031	1,355
IDEXX Laboratories Inc *	2,023	1,016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Illumina Inc *	3,796	$712
Incyte Corp *	4,400	274
Insulet Corp *	1,700	490
Intuitive Surgical Inc *	8,407	2,875
IQVIA Holdings Inc *	4,496	1,011
Johnson & Johnson	62,183	10,292
Laboratory Corp of America Holdings	2,110	509
McKesson Corp	3,243	1,386
Medtronic PLC	31,879	2,808
Merck & Co Inc	60,714	7,006
Mettler-Toledo International Inc *	524	687
Moderna Inc *	7,800	948
Molina Healthcare Inc *	1,379	415
Organon & Co	6,017	125
Pfizer Inc	135,160	4,958
Quest Diagnostics Inc	2,724	383
Regeneron Pharmaceuticals Inc *	2,544	1,828
ResMed Inc	3,509	767
Revvity Inc	2,998	356
STERIS PLC	2,345	528
Stryker Corp	8,126	2,479
Teleflex Inc	1,129	273
Thermo Fisher Scientific Inc	9,226	4,814
UnitedHealth Group Inc	22,272	10,705
Universal Health Services Inc, Cl B	1,500	237
Vertex Pharmaceuticals Inc *	6,127	2,156
Viatris Inc, Cl W	28,757	287
Waters Corp *	1,372	366
West Pharmaceutical Services Inc	1,822	697
Zimmer Biomet Holdings Inc	4,974	724
Zoetis Inc, Cl A	11,045	1,902

		119,398
Industrials — 8.4%
3M Co	13,171	1,318
A O Smith Corp	3,000	218
Alaska Air Group Inc *	3,000	160
Allegion plc	2,070	248
American Airlines Group Inc *	15,309	275
AMETEK Inc	5,500	890
Automatic Data Processing Inc	9,865	2,168
Axon Enterprise Inc *	1,700	332
Boeing Co/The *	13,555	2,862
Broadridge Financial Solutions Inc	2,884	478
Carrier Global Corp	19,931	991
Caterpillar Inc, Cl A	12,293	3,025
Ceridian HCM Holding Inc *	3,700	248
CH Robinson Worldwide Inc	2,805	265
Cintas Corp	2,032	1,010
Copart Inc *	10,200	930
CSX Corp	48,599	1,657
Cummins Inc	3,398	833

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Deere & Co	6,411	$2,598
Delta Air Lines Inc, Cl A	15,313	728
Dover Corp	3,337	493
Eaton Corp PLC	9,520	1,914
Emerson Electric Co	13,675	1,236
Equifax Inc	2,989	703
Expeditors International of Washington Inc	3,777	457
Fastenal Co, Cl A	13,718	809
FedEx Corp	5,511	1,366
Fortive Corp	8,487	635
Generac Holdings Inc *	1,454	217
General Dynamics Corp	5,344	1,150
General Electric Co	26,088	2,866
Honeywell International Inc	15,920	3,303
Howmet Aerospace Inc	8,678	430
Huntington Ingalls Industries Inc, Cl A	947	216
IDEX Corp	1,800	387
Illinois Tool Works Inc	6,665	1,667
Ingersoll Rand Inc	9,633	630
Jacobs Solutions Inc	3,062	364
JB Hunt Transport Services Inc	1,951	353
Johnson Controls International PLC	16,372	1,116
L3Harris Technologies Inc	4,509	883
Leidos Holdings Inc	3,243	287
Lockheed Martin Corp	5,428	2,499
Masco Corp	5,384	309
Nordson Corp	1,300	323
Norfolk Southern Corp	5,486	1,244
Northrop Grumman Corp	3,430	1,563
Old Dominion Freight Line Inc, Cl A	2,144	793
Otis Worldwide Corp	9,850	877
PACCAR Inc	12,500	1,046
Parker-Hannifin Corp, Cl A	3,071	1,198
Paychex Inc	7,669	858
Paycom Software Inc	1,159	372
Pentair PLC	3,866	250
Quanta Services Inc	3,518	691
Raytheon Technologies Corp	34,928	3,422
Republic Services Inc	4,883	748
Robert Half International Inc	2,532	190
Rockwell Automation Inc	2,726	898
Rollins Inc	5,500	236
Snap-on Inc	1,307	377
Southwest Airlines Co, Cl A	14,262	516
Stanley Black & Decker Inc	3,608	338
Textron Inc	4,907	332
Trane Technologies PLC	5,470	1,046
TransDigm Group Inc *	1,220	1,091
Union Pacific Corp	14,641	2,996
United Airlines Holdings Inc *	7,900	433
United Parcel Service Inc, Cl B	17,368	3,113
United Rentals Inc	1,614	719

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Verisk Analytics Inc, Cl A	3,426	$774
Waste Management Inc	8,884	1,541
Westinghouse Air Brake Technologies Corp	4,271	468
WW Grainger Inc	1,064	839
Xylem Inc/NY	5,700	642

		75,458
Information Technology — 28.0%
Accenture PLC, Cl A	15,108	4,662
Adobe Inc *	10,947	5,353
Advanced Micro Devices Inc *	38,525	4,388
Akamai Technologies Inc *	3,704	333
Amphenol Corp, Cl A	14,260	1,211
Analog Devices Inc	12,072	2,352
ANSYS Inc *	2,107	696
Apple Inc	353,793	68,625
Applied Materials Inc	20,241	2,926
Arista Networks Inc *	5,970	967
Autodesk Inc, Cl A *	5,155	1,055
Broadcom Inc	9,951	8,632
Cadence Design Systems Inc *	6,551	1,536
CDW Corp/DE	3,247	596
Cisco Systems Inc	98,078	5,075
Cognizant Technology Solutions Corp, Cl A	12,105	790
Corning Inc, Cl B	18,308	641
DXC Technology Co *	5,430	145
Enphase Energy Inc *	3,300	553
EPAM Systems Inc *	1,400	315
F5 Inc, Cl A *	1,460	214
Fair Isaac Corp *	600	486
First Solar Inc *	2,400	456
Fortinet Inc *	15,590	1,178
Gartner Inc *	1,856	650
Gen Digital Inc	13,747	255
Hewlett Packard Enterprise Co	30,791	517
HP Inc	20,672	635
Intel Corp	99,637	3,332
International Business Machines Corp	21,768	2,913
Intuit Inc	6,759	3,097
Juniper Networks Inc	7,600	238
Keysight Technologies Inc *	4,232	709
KLA Corp	3,277	1,589
Lam Research Corp	3,178	2,043
Microchip Technology Inc	13,113	1,175
Micron Technology Inc	26,169	1,651
Microsoft Corp	177,984	60,611
Monolithic Power Systems Inc	1,050	567
Motorola Solutions Inc	3,982	1,168
NetApp Inc	5,085	388
NVIDIA Corp	59,211	25,047
NXP Semiconductors NV	6,176	1,264
ON Semiconductor Corp *	10,300	974

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Oracle Corp, Cl B	36,871	$4,391
Palo Alto Networks Inc *	7,259	1,855
PTC Inc *	2,557	364
Qorvo Inc *	2,400	245
QUALCOMM Inc	26,632	3,170
Roper Technologies Inc	2,513	1,208
Salesforce Inc *	23,462	4,957
Seagate Technology Holdings PLC	4,600	285
ServiceNow Inc *	4,885	2,745
Skyworks Solutions Inc	3,816	422
SolarEdge Technologies Inc *	1,400	377
Synopsys Inc *	3,671	1,598
TE Connectivity Ltd	7,509	1,052
Teledyne Technologies Inc *	1,118	460
Teradyne Inc	3,715	414
Texas Instruments Inc	21,744	3,914
Trimble Inc *	6,000	318
Tyler Technologies Inc *	1,020	425
VeriSign Inc *	2,195	496
Western Digital Corp *	7,674	291
Zebra Technologies Corp, Cl A *	1,273	377

		251,372
Materials — 2.5%
Air Products and Chemicals Inc	5,366	1,607
Albemarle Corp	2,857	637
Amcor PLC	35,032	350
Avery Dennison Corp	1,964	337
Ball Corp	7,572	441
Celanese Corp, Cl A	2,352	272
CF Industries Holdings Inc	4,650	323
Corteva Inc	17,073	978
Dow Inc	17,006	906
DuPont de Nemours Inc	10,999	786
Eastman Chemical Co	2,820	236
Ecolab Inc	5,916	1,104
FMC Corp	3,000	313
Freeport-McMoRan Inc, Cl B	34,363	1,375
International Flavors & Fragrances Inc	6,026	480
International Paper Co	8,252	262
Linde PLC	11,746	4,476
LyondellBasell Industries NV, Cl A	6,074	558
Martin Marietta Materials Inc, Cl A	1,469	678
Mosaic Co/The	7,909	277
Newmont Corp	19,025	812
Nucor Corp	6,027	988
Packaging Corp of America	2,200	291
PPG Industries Inc	5,605	831
Sealed Air Corp	3,428	137
Sherwin-Williams Co/The, Cl A	5,645	1,499
Steel Dynamics Inc	3,900	425
Vulcan Materials Co	3,149	710

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Westrock Co	5,984	$174

		22,263
Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	3,723	423
American Tower Corp, Cl A ‡	11,197	2,172
AvalonBay Communities Inc ‡	3,428	649
Boston Properties Inc ‡	3,400	196
Camden Property Trust ‡	2,600	283
CBRE Group Inc, Cl A *	7,409	598
CoStar Group Inc *	9,800	872
Crown Castle Inc ‡	10,364	1,181
Digital Realty Trust Inc, Cl A ‡	6,969	794
Equinix Inc ‡	2,196	1,722
Equity Residential ‡	8,144	537
Essex Property Trust Inc ‡	1,521	356
Extra Space Storage Inc ‡	3,199	476
Federal Realty Investment Trust ‡	1,700	165
Healthpeak Properties Inc ‡	12,800	257
Host Hotels & Resorts Inc ‡	17,174	289
Invitation Homes Inc ‡	13,900	478
Iron Mountain Inc ‡	7,038	400
Kimco Realty Corp ‡	14,913	294
Mid-America Apartment Communities Inc ‡	2,840	431
Prologis Inc ‡	22,080	2,708
Public Storage ‡	3,787	1,105
Realty Income Corp ‡	16,128	964
Regency Centers Corp ‡	3,599	222
SBA Communications Corp, Cl A ‡	2,649	614
Simon Property Group Inc ‡	7,806	901
UDR Inc ‡	7,400	318
Ventas Inc ‡	9,632	455
VICI Properties Inc, Cl A ‡	24,100	758
Welltower Inc ‡	11,859	959
Weyerhaeuser Co ‡	17,461	585

		22,162
Utilities — 2.5%
AES Corp/The	16,090	334
Alliant Energy Corp	5,900	310
Ameren Corp	6,253	511
American Electric Power Co Inc	12,315	1,037
American Water Works Co Inc	4,657	665
Atmos Energy Corp	3,500	407
CenterPoint Energy Inc	15,085	440
CMS Energy Corp	7,001	411
Consolidated Edison Inc	8,436	763
Constellation Energy Corp	7,751	710
Dominion Energy Inc	20,030	1,037
DTE Energy Co	4,876	536
Duke Energy Corp	18,391	1,650
Edison International	9,157	636
Entergy Corp	5,026	489

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Evergy Inc	5,399	$315
Exelon Corp	23,755	968
FirstEnergy Corp	13,023	506
NextEra Energy Inc	48,371	3,589
NiSource Inc	9,844	269
NRG Energy Inc	5,481	205
PG&E Corp *	38,700	669
Pinnacle West Capital Corp	2,649	216
PPL Corp	17,571	465
Public Service Enterprise Group Inc	11,830	741
Sempra Energy	7,545	1,098
Southern Co/The	26,019	1,828
WEC Energy Group Inc	7,571	668

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	13,136	$817

		22,290
Total Common Stock
(Cost $242,862) ($ Thousands)		889,310

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	9,772,495	9,772

Total Cash Equivalent
(Cost $9,772) ($ Thousands)		9,772

Total Investments in Securities — 100.1%
(Cost $252,634) ($ Thousands)		$899,082

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	38	Sep-2023	$8,242	$8,528	$286

Percentages are based on Net Assets of $897,752 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$142	$(143)	$—	$—	$—	$6	$—
SEI Daily Income Trust, Government Fund, Institutional Class	2,986	86,851	(80,065)	—	—	9,772	134	—
Totals	$2,987	$86,993	$(80,208)	$—	$—	$9,772	$140	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 3.3%
Advantage Solutions Inc *	56,500	$132
Anterix Inc *	4,290	136
Bandwidth Inc, Cl A *	21,330	292
Cable One Inc	1,595	1,048
Cargurus Inc, Cl A *	26,500	600
Cinemark Holdings Inc *	181,149	2,989
Cogent Communications Holdings Inc	17,496	1,177
EchoStar Corp, Cl A *	8,660	150
Eventbrite Inc, Cl A *	138,080	1,319
IDT Corp, Cl B *	13,680	354
Integral Ad Science Holding Corp *	56,729	1,020
Iridium Communications Inc	8,659	538
Liberty Latin America Ltd, Cl A *	71,694	627
Liberty Media Corp-Liberty Braves *	15,900	637
Lions Gate Entertainment Corp, Cl A *	188,434	1,664
MediaAlpha Inc, Cl A *	19,920	205
Nexstar Media Group Inc, Cl A	6,718	1,119
Playstudios Inc *	94,036	462
Shutterstock Inc	20,368	991
TEGNA Inc	27,168	441
Thryv Holdings Inc *	24,960	614
Travelzoo *	68,236	538
Vimeo Inc *	41,530	171
Ziff Davis Inc *	11,125	780

		18,004
Consumer Discretionary — 11.2%
2U Inc *	80,510	324
Aaron's Co Inc/The	80,165	1,133
Accel Entertainment Inc, Cl A *	26,800	283
American Eagle Outfitters Inc	44,902	530
Bally's Corp *	19,250	299
Beazer Homes USA Inc, Cl A *	54,778	1,550
Biglari Holdings Inc, Cl B *	2,026	399
BJ's Restaurants Inc *	18,160	577
Bloomin' Brands Inc	123,973	3,334
Bluegreen Vacations Holding Corp, Cl A	27,003	963
Brinker International Inc *	90,903	3,327
Brunswick Corp/DE	16,337	1,415
Buckle Inc/The	5,800	201
Build-A-Bear Workshop Inc *	31,550	676
Carrols Restaurant Group Inc *	130,523	658
Carter's Inc	18,985	1,378
Century Casinos Inc *	35,771	254
Cheesecake Factory Inc/The	16,462	569
Chico's FAS Inc *	39,480	211
Churchill Downs Inc	10,848	1,510
Chuy's Holdings Inc *	15,303	625
Deckers Outdoor Corp *	947	500
Denny's Corp, Cl A *	27,430	338
Destination XL Group Inc *	49,080	240

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Domino's Pizza Inc	3,287	$1,108
Dorman Products Inc *	10,123	798
Duolingo Inc, Cl A *	9,096	1,300
Ermenegildo Zegna NV	44,000	558
Ethan Allen Interiors Inc	40,550	1,147
First Watch Restaurant Group Inc *	56,814	960
Frontdoor Inc *	18,000	574
Goodyear Tire & Rubber Co/The *	33,031	452
Green Brick Partners Inc *	10,142	576
Inspired Entertainment Inc *	73,606	1,083
KB Home	10,700	553
Latham Group Inc *	52,841	196
Legacy Housing Corp *	35,791	830
Life Time Group Holdings Inc *	23,784	468
Light & Wonder Inc, Cl A *	7,419	510
Lindblad Expeditions Holdings Inc *	27,420	298
M/I Homes Inc *	8,207	716
Marine Products Corp	14,288	241
MarineMax Inc *	6,130	209
MasterCraft Boat Holdings Inc *	35,620	1,092
Meritage Homes Corp	4,700	669
Modine Manufacturing Co *	81,382	2,687
Monarch Casino & Resort Inc	5,395	380
Monro Inc	20,896	849
Movado Group Inc	29,036	779
Murphy USA Inc	5,849	1,820
Norwegian Cruise Line Holdings Ltd *	28,500	620
OneSpaWorld Holdings Ltd *	47,366	573
Oxford Industries Inc, Cl A	4,418	435
Pool Corp	3,093	1,159
Red Robin Gourmet Burgers Inc *	34,000	470
Shake Shack Inc, Cl A *	17,300	1,345
Steven Madden Ltd	22,812	746
Target Hospitality Corp *	9,210	124
Taylor Morrison Home Corp, Cl A *	13,483	658
Texas Roadhouse Inc, Cl A	4,600	516
TopBuild Corp *	2,450	652
Topgolf Callaway Brands Corp *	46,949	932
Travel + Leisure Co	28,185	1,137
Tri Pointe Homes Inc *	19,991	657
Urban Outfitters Inc *	102,294	3,389
Valvoline Inc	39,786	1,492
Wingstop Inc, Cl A	13,832	2,769
Winmark Corp	348	116
WW International Inc *	192,490	1,293
Xponential Fitness Inc, Cl A *	29,830	515
YETI Holdings Inc *	8,994	349

		62,094
Consumer Staples — 5.2%
BellRing Brands Inc *	36,500	1,336
Casey's General Stores Inc	5,584	1,362
Celsius Holdings Inc *	9,750	1,455

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Duckhorn Portfolio Inc/The *	83,700	$1,086
elf Beauty Inc *	11,901	1,359
Fresh Market Inc *	19,578	—
Hain Celestial Group Inc/The *	29,717	372
Hostess Brands Inc, Cl A *	34,514	874
Ingles Markets Inc, Cl A	6,280	519
Ingredion Inc	11,391	1,207
Inter Parfums Inc	15,515	2,098
John B Sanfilippo & Son Inc	4,550	534
Lancaster Colony Corp	7,107	1,429
Medifast Inc	22,201	2,046
MGP Ingredients Inc	6,123	651
National Beverage Corp, Cl A *	10,900	527
Natural Grocers by Vitamin Cottage Inc	41,967	514
Nature's Sunshine Products Inc *	12,381	169
Performance Food Group Co *	17,332	1,044
Pilgrim's Pride Corp *	96,548	2,075
PriceSmart Inc	7,400	548
Sovos Brands Inc *	81,210	1,588
TreeHouse Foods Inc *	38,890	1,959
USANA Health Sciences Inc *	16,050	1,012
Village Super Market Inc, Cl A	18,788	429
Vita Coco Co Inc/The *	44,044	1,183
Vital Farms Inc *	111,784	1,340

		28,716
Energy — 5.3%
Ardmore Shipping Corp	42,645	527
Berry Corp	39,820	274
Bristow Group Inc *	26,978	775
Cactus Inc, Cl A	20,505	868
ChampionX Corp	36,339	1,128
Chord Energy Corp	9,134	1,405
Civitas Resources Inc	28,612	1,985
CNX Resources Corp *	29,252	518
Crescent Point Energy Corp	74,479	501
Delek US Holdings Inc	127,676	3,058
DHT Holdings Inc	62,627	534
DMC Global Inc *	31,798	565
Dorian LPG Ltd *	25,484	654
Excelerate Energy Inc, Cl A	55,550	1,129
Expro Group Holdings NV *	28,429	504
Helix Energy Solutions Group Inc *	68,430	505
HF Sinclair Corp	17,777	793
International Seaways Inc	15,324	586
Matador Resources Co	22,107	1,157
Northern Oil and Gas Inc	42,268	1,451
Oil States International Inc *	33,050	247
Par Pacific Holdings Inc *	19,216	511
PDC Energy Inc, Cl A	19,818	1,410
REX American Resources Corp *	17,322	603
RPC Inc	148,840	1,064
Scorpio Tankers Inc	12,149	574

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Select Water Solutions Inc, Cl A	36,500	$296
SFL Corp Ltd	60,576	565
Solaris Oilfield Infrastructure Inc, Cl A	84,396	703
Southwestern Energy Co *	396,815	2,385
Teekay Corp *	49,230	297
Teekay Tankers Ltd, Cl A	16,728	639
TETRA Technologies Inc *	44,830	151
Tidewater Inc *	12,666	702
VAALCO Energy Inc	128,230	482

		29,546
Financials — 14.3%
AFC Gamma Inc ‡	12,448	155
Amalgamated Financial Corp	9,130	147
A-Mark Precious Metals Inc	34,340	1,286
Ambac Financial Group Inc *	11,560	165
American Equity Investment Life Holding Co	85,945	4,479
Arrow Financial Corp	5,539	112
AssetMark Financial Holdings Inc *	63,408	1,881
Atlanticus Holdings Corp *	21,406	899
AvidXchange Holdings Inc *	18,800	195
Bank OZK	32,827	1,318
Byline Bancorp Inc	12,540	227
Cantaloupe Inc *	85,000	677
Capital Bancorp Inc	11,234	203
Capital City Bank Group Inc	17,232	528
Carter Bankshares Inc *	15,208	225
Cass Information Systems Inc	11,720	455
Chimera Investment Corp ‡	127,610	736
City Holding Co	6,300	567
Civista Bancshares Inc	18,241	317
CNO Financial Group Inc	140,297	3,321
Coastal Financial Corp/WA *	19,077	718
Cohen & Steers Inc	17,908	1,039
Columbia Banking System Inc	208,736	4,233
Comerica Inc	22,257	943
Crawford & Co, Cl A	74,941	831
CrossFirst Bankshares Inc *	22,630	226
Enova International Inc *	4,110	218
Esquire Financial Holdings Inc	9,954	455
FactSet Research Systems Inc	2,718	1,089
Federated Hermes Inc, Cl B	16,776	601
First American Financial Corp	16,600	947
First Commonwealth Financial Corp	139,623	1,766
First Community Bankshares Inc	17,640	524
First Financial Bancorp	27,509	562
First Financial Corp/IN	5,780	188
First Interstate BancSystem Inc, Cl A	47,080	1,122
FirstCash Holdings Inc	6,827	637
Flywire Corp *	23,000	714
FNB Corp/PA	178,520	2,042
Globe Life Inc	9,253	1,014
Great Southern Bancorp Inc	8,100	411

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hamilton Lane Inc, Cl A	16,207	$1,296
Hanover Insurance Group Inc/The, Cl A	8,000	904
HBT Financial Inc	26,450	488
HCI Group Inc	4,190	259
Heritage Commerce Corp	44,663	370
Heritage Global Inc *	145,880	528
Heritage Insurance Holdings Inc *	121,600	468
Home BancShares Inc/AR	58,431	1,332
HomeTrust Bancshares Inc	17,390	363
I3 Verticals Inc, Cl A *	8,772	201
Independent Bank Corp	18,430	820
Independent Bank Corp/MI	15,040	255
International Money Express Inc *	22,527	553
Jack Henry & Associates Inc	7,309	1,223
Jackson Financial Inc, Cl A	15,000	459
KeyCorp	156,563	1,447
Kinsale Capital Group Inc	3,077	1,151
Lincoln National Corp	108,321	2,790
Macatawa Bank Corp	56,098	521
Mercantile Bank Corp	12,752	352
Merchants Bancorp/IN	21,630	553
Metrocity Bankshares Inc	7,846	140
Metropolitan Bank Holding Corp *	8,790	305
MGIC Investment Corp	50,530	798
Morningstar Inc, Cl A	4,506	884
National Bank Holdings Corp, Cl A	12,000	349
National Western Life Group Inc, Cl A	750	312
NMI Holdings Inc, Cl A *	21,942	567
OFG Bancorp	44,102	1,150
Old National Bancorp/IN, Cl A	254,410	3,546
Old Second Bancorp Inc	35,080	458
Orrstown Financial Services Inc	16,710	320
Oscar Health Inc, Cl A *	66,075	533
Paysafe Ltd *	54,837	553
Peapack-Gladstone Financial Corp	9,550	259
Peoples Bancorp Inc/OH	6,720	178
Peoples Financial Services Corp	7,134	312
Pinnacle Financial Partners Inc	17,456	989
Primerica Inc	8,333	1,648
Prosperity Bancshares Inc	15,894	898
RBB Bancorp	1,403	17
Regional Management Corp	25,347	773
Remitly Global Inc *	76,500	1,440
Repay Holdings Corp, Cl A *	30,830	241
Selectquote Inc *	209,370	408
SoFi Technologies Inc *	52,000	434
Southern Missouri Bancorp Inc	3,781	145
Stellar Bancorp Inc	8,250	189
StepStone Group Inc, Cl A	14,875	369
Summit Financial Group Inc	7,280	150
Universal Insurance Holdings Inc	91,135	1,406
Univest Financial Corp	50,472	913

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Valley National Bancorp	110,000	$853
Wintrust Financial Corp	19,960	1,450
World Acceptance Corp *	3,853	516
Zions Bancorp NA	53,785	1,445

		79,454
Health Care — 16.3%
89bio Inc *	28,500	540
Aclaris Therapeutics Inc *	39,450	409
ADMA Biologics Inc *	285,692	1,054
Agenus Inc *	149,019	238
Akero Therapeutics Inc *	24,313	1,135
Alkermes PLC *	19,500	610
Allogene Therapeutics Inc *	20,804	103
ALX Oncology Holdings Inc *	76,127	572
Amedisys Inc *	11,475	1,049
Amicus Therapeutics Inc *	48,928	615
AMN Healthcare Services Inc *	37,949	4,141
Amneal Pharmaceuticals Inc *	89,590	278
Amphastar Pharmaceuticals Inc *	13,400	770
ANI Pharmaceuticals Inc *	32,197	1,733
Apellis Pharmaceuticals Inc *	9,400	856
Arcellx Inc *	11,625	368
Arcturus Therapeutics Holdings Inc *	5,567	160
AtriCure Inc *	12,721	628
Axogen Inc *	85,937	785
Axonics Inc *	9,646	487
Axsome Therapeutics Inc *	6,600	474
Biohaven Ltd *	23,000	550
BioLife Solutions Inc *	16,750	370
Bluebird Bio Inc *	51,090	168
Bridgebio Pharma Inc *	35,300	607
Brookdale Senior Living Inc, Cl A *	187,028	789
CareDx Inc *	51,950	442
Catalyst Pharmaceuticals Inc *	37,989	511
Chemed Corp	2,166	1,173
Collegium Pharmaceutical Inc *	81,404	1,749
Community Health Systems Inc *	62,770	276
Computer Programs and Systems Inc *	5,150	127
Cross Country Healthcare Inc *	129,504	3,637
CVRx Inc *	6,500	100
Cymabay Therapeutics Inc *	45,000	493
Deciphera Pharmaceuticals Inc *	32,564	459
Disc Medicine Inc, Cl A *	9,200	409
Eagle Pharmaceuticals Inc/DE *	36,350	707
Emergent BioSolutions Inc *	46,310	340
Encompass Health Corp	43,318	2,933
Ensign Group Inc/The	16,968	1,620
Envista Holdings Corp *	26,311	890
EyePoint Pharmaceuticals Inc *	20,110	175
Generation Bio Co *	35,081	193
Haemonetics Corp *	7,354	626
Harvard Bioscience Inc *	106,000	582

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HealthEquity Inc *	10,775	$680
HealthStream Inc	65,804	1,616
Heron Therapeutics Inc *	110,681	128
Hims & Hers Health Inc *	64,527	607
ImmunoGen Inc *	34,300	647
Innoviva Inc *	32,903	419
Inspire Medical Systems Inc *	4,532	1,471
Integra LifeSciences Holdings Corp *	55,095	2,266
Intra-Cellular Therapies Inc, Cl A *	21,183	1,341
Invitae Corp *	191,356	216
iRadimed Corp *	22,795	1,088
iTeos Therapeutics Inc *	55,633	737
KalVista Pharmaceuticals Inc *	38,290	345
Kiniksa Pharmaceuticals Ltd, Cl A *	75,487	1,063
Kodiak Sciences Inc *	79,980	552
Krystal Biotech Inc *	3,336	392
Lantheus Holdings Inc *	5,225	439
LeMaitre Vascular Inc	39,029	2,626
Merit Medical Systems Inc *	17,042	1,425
MiNK Therapeutics Inc *	2,175	5
Mirum Pharmaceuticals Inc *	22,130	573
Morphic Holding Inc *	6,800	390
NeoGenomics Inc *	34,250	550
Nurix Therapeutics Inc *	50,060	500
NuVasive Inc *	14,815	616
OptimizeRx Corp *	12,815	183
Option Care Health Inc *	20,188	656
OraSure Technologies Inc *	248,260	1,244
Organogenesis Holdings Inc, Cl A *	265,865	883
Orthofix Medical Inc *	16,710	302
Patterson Cos Inc	17,800	592
Pennant Group Inc/The *	26,170	321
Penumbra Inc *	1,550	533
Perrigo Co PLC	34,381	1,167
PetIQ Inc, Cl A *	20,520	311
Phreesia Inc *	18,543	575
PMV Pharmaceuticals Inc *	30,610	192
Precigen Inc *	112,077	129
Prestige Consumer Healthcare Inc, Cl A *	28,305	1,682
Privia Health Group Inc *	7,110	186
Protagonist Therapeutics Inc *	17,500	483
Prothena Corp PLC *	10,149	693
Quanterix Corp *	21,600	487
Quest Diagnostics Inc	8,318	1,169
QuidelOrtho Corp *	8,100	671
RadNet Inc *	22,000	718
RAPT Therapeutics Inc *	10,177	190
Rigel Pharmaceuticals Inc *	193,906	250
RxSight Inc *	24,000	691
Sana Biotechnology Inc *	71,100	424
Schrodinger Inc/United States *	14,000	699
Shockwave Medical Inc *	4,011	1,145

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SI-BONE Inc *	48,400	$1,306
SIGA Technologies Inc *	161,040	813
Simulations Plus Inc	3,300	143
STERIS PLC	6,647	1,495
Stoke Therapeutics Inc *	25,214	268
Surgery Partners Inc *	14,600	657
Surmodics Inc *	7,410	232
Sutro Biopharma Inc *	29,887	139
Tabula Rasa HealthCare Inc *	97,717	806
Tactile Systems Technology Inc *	3,017	75
TG Therapeutics Inc *	42,540	1,057
TransMedics Group Inc *	13,408	1,126
Treace Medical Concepts Inc *	23,100	591
UFP Technologies Inc *	6,921	1,342
US Physical Therapy Inc	12,897	1,566
Utah Medical Products Inc	2,416	225
Vanda Pharmaceuticals Inc *	148,637	980
Vaxcyte Inc *	14,087	704
Viemed Healthcare Inc *	63,702	623
ViewRay Inc *	52,132	18
Voyager Therapeutics Inc *	83,825	960
Y-mAbs Therapeutics Inc *	132,750	901
Zimvie Inc *	15,340	172

		90,398
Industrials — 21.1%
AAON Inc	12,453	1,181
AAR Corp *	10,500	606
ABM Industries Inc	100,343	4,280
ACCO Brands Corp	299,466	1,560
ACV Auctions Inc, Cl A *	34,800	601
Air Lease Corp, Cl A	28,767	1,204
Alamo Group Inc	3,367	619
Alight Inc, Cl A *	63,500	587
Allied Motion Technologies Inc	15,970	638
Allison Transmission Holdings Inc	21,580	1,218
API Group Corp *	29,696	809
Applied Industrial Technologies Inc, Cl A	5,146	745
Arcosa Inc	8,000	606
Argan Inc	7,950	313
Astec Industries Inc	14,200	645
Astronics Corp *	64,539	1,282
Asure Software Inc *	44,702	544
AZEK Co Inc/The, Cl A *	32,490	984
Barrett Business Services Inc	9,003	785
Beacon Roofing Supply Inc *	8,600	714
Blue Bird Corp *	19,500	438
Boise Cascade Co	6,150	556
Booz Allen Hamilton Holding Corp, Cl A	12,993	1,450
Bowman Consulting Group Ltd, Cl A *	21,211	676
BrightView Holdings Inc *	147,270	1,057
Brink's Co/The	8,800	597
Broadridge Financial Solutions Inc	7,976	1,321

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BWX Technologies Inc, Cl W	34,817	$2,492
CACI International Inc, Cl A *	3,573	1,218
Carlisle Cos Inc	4,498	1,154
CBIZ Inc *	13,371	712
CECO Environmental Corp *	52,014	695
Cimpress PLC *	10,742	639
CIRCOR International Inc *	27,589	1,557
Clean Harbors Inc *	12,361	2,032
Comfort Systems USA Inc	8,610	1,414
Costamare Inc	39,644	383
Covenant Logistics Group Inc, Cl A	3,050	134
CSG Systems International Inc	10,461	552
CSW Industrials Inc	4,771	793
Daseke Inc *	104,384	744
Distribution Solutions Group Inc *	5,030	262
Ducommun Inc *	7,899	344
DXP Enterprises Inc/TX *	33,429	1,217
Eagle Bulk Shipping Inc	7,240	348
EMCOR Group Inc	12,624	2,333
Enerpac Tool Group Corp, Cl A	21,925	592
EnerSys	11,445	1,242
Ennis Inc	47,373	965
EnPro Industries Inc	13,336	1,781
Enviri Corp *	36,576	361
ExlService Holdings Inc *	10,030	1,515
Federal Signal Corp	9,343	598
First Advantage Corp *	14,080	217
Forrester Research Inc *	10,498	305
Franklin Covey Co *	22,442	980
FTAI Aviation Ltd	21,500	681
Gates Industrial Corp PLC *	52,487	708
GATX Corp	4,132	532
Genco Shipping & Trading Ltd	9,333	131
Generac Holdings Inc *	3,500	522
GFL Environmental Inc	40,070	1,555
Gibraltar Industries Inc *	8,700	547
GMS Inc *	7,900	547
GXO Logistics Inc *	10,000	628
H&E Equipment Services Inc	14,952	684
Heartland Express Inc	25,330	416
Heidrick & Struggles International Inc	16,326	432
Heritage-Crystal Clean Inc *	31,866	1,204
Hexcel Corp, Cl A	11,302	859
Hudson Technologies Inc *	116,350	1,119
Huron Consulting Group Inc *	32,799	2,785
Hyster-Yale Materials Handling Inc	29,933	1,671
IBEX Holdings Ltd *	45,984	976
Insperity Inc, Cl A	15,070	1,793
ITT Inc	14,803	1,380
KBR Inc	9,600	625
Kennametal Inc	17,426	495
Korn Ferry	17,911	887

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Landstar System Inc	7,004	$1,349
Legalzoom.com Inc *	47,000	568
LSI Industries Inc	48,687	611
Manitowoc Co Inc/The *	69,453	1,308
Masonite International Corp *	10,679	1,094
MasTec Inc *	9,303	1,097
McGrath RentCorp	6,903	638
Moog Inc, Cl A	5,833	632
MYR Group Inc *	4,900	678
National Presto Industries Inc	1,860	136
NEXTracker Inc, Cl A *	12,800	510
Nordson Corp	5,146	1,277
nVent Electric PLC	11,700	605
Owens Corning	5,200	679
PAM Transportation Services Inc *	22,948	614
Powell Industries Inc	29,149	1,766
Primoris Services Corp	42,477	1,294
Radiant Logistics Inc *	124,075	834
Regal Rexnord Corp	6,392	984
REV Group Inc	44,206	586
Rush Enterprises Inc, Cl A	13,089	795
Safe Bulkers Inc	124,042	404
Shoals Technologies Group Inc, Cl A *	21,108	540
Simpson Manufacturing Co Inc	8,873	1,229
SkyWest Inc *	16,800	684
SP Plus Corp *	15,899	622
SPX Technologies Inc *	15,200	1,292
Standex International Corp	18,156	2,569
Steelcase Inc, Cl A	167,903	1,295
Sterling Infrastructure Inc *	34,801	1,942
Sun Country Airlines Holdings Inc *	31,464	707
Tennant Co	7,200	584
Terex Corp	23,642	1,414
Tetra Tech Inc	8,615	1,411
Thermon Group Holdings Inc *	24,570	654
TransUnion	14,179	1,111
TTEC Holdings Inc	20,712	701
UFP Industries Inc	7,652	743
UniFirst Corp/MA	5,563	862
V2X Inc *	13,330	661
Valmont Industries Inc	4,171	1,214
Verra Mobility Corp, Cl A *	33,000	651
Vertiv Holdings Co, Cl A	31,141	771
Wabash National Corp	20,200	518
WESCO International Inc	5,755	1,030
XPO Inc *	9,200	543

		116,979
Information Technology — 14.2%
8x8 Inc *	284,960	1,205
A10 Networks Inc	33,569	490
ACM Research Inc, Cl A *	83,274	1,089
Aehr Test Systems *	13,061	539

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Agilysys Inc *	8,405	$577
Alkami Technology Inc *	48,731	799
Altair Engineering Inc, Cl A *	10,251	777
American Software Inc/GA, Cl A	45,805	481
Amplitude Inc, Cl A *	19,220	211
Appfolio Inc, Cl A *	3,489	601
Applied Digital Corp *(A)	84,000	785
AppLovin Corp, Cl A *	18,500	476
Arlo Technologies Inc *	121,340	1,324
Aviat Networks Inc *	15,520	518
Axcelis Technologies Inc *	8,317	1,525
Badger Meter Inc	9,350	1,380
Bel Fuse Inc, Cl B	21,908	1,258
Belden Inc	23,229	2,222
Blackbaud Inc, Cl A *	7,600	541
Box Inc, Cl A *	19,410	570
C3.ai Inc, Cl A *(A)	9,100	332
Calix Inc *	9,149	457
Cambium Networks Corp *	9,280	141
CCC Intelligent Solutions Holdings Inc *	52,000	583
Cerence Inc *	16,500	482
Clearfield Inc *	9,421	446
Cognex Corp	20,573	1,153
Confluent Inc, Cl A *	18,700	660
Credo Technology Group Holding Ltd *	35,000	607
Digi International Inc *	16,512	650
Diodes Inc *	9,800	906
DoubleVerify Holdings Inc *	17,800	693
Dropbox Inc, Cl A *	23,200	619
eGain Corp *	54,866	411
EngageSmart Inc *	33,789	645
Entegris Inc	12,259	1,359
Evolv Technologies Holdings Inc *	96,000	576
Extreme Networks Inc *	31,000	808
Fabrinet *	4,186	544
Fastly Inc, Cl A *	41,210	650
Grid Dynamics Holdings Inc *	43,640	404
Hackett Group Inc/The	49,277	1,101
Harmonic Inc, Cl A *	114,468	1,851
Impinj Inc *	4,601	412
Intapp Inc *	25,598	1,073
InterDigital Inc	7,200	695
IonQ Inc *	44,000	595
IPG Photonics Corp *	4,600	625
Iteris Inc *	131,260	520
Itron Inc *	9,000	649
Kimball Electronics Inc *	14,930	413
Kulicke & Soffa Industries Inc	23,706	1,409
Littelfuse Inc	4,615	1,344
LiveRamp Holdings Inc *	4,445	127
Lumentum Holdings Inc *	19,426	1,102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MACOM Technology Solutions Holdings Inc *	6,507	$426
Mitek Systems Inc *	15,216	165
N-able Inc *	36,000	519
Napco Security Technologies Inc	24,009	832
National Instruments Corp	10,633	610
Olo Inc, Cl A *	29,960	194
Onto Innovation Inc *	8,200	955
OSI Systems Inc *	4,600	542
PC Connection Inc	23,157	1,044
PDF Solutions Inc *	17,044	769
Photronics Inc *	212,294	5,475
Plexus Corp *	5,847	574
Power Integrations Inc	15,189	1,438
PROS Holdings Inc *	21,400	659
Pure Storage Inc, Cl A *	16,200	596
Qualys Inc *	4,061	525
Rambus Inc *	24,623	1,580
Ribbon Communications Inc *	94,170	263
Rimini Street Inc *	35,960	172
Sanmina Corp *	9,904	597
ScanSource Inc *	5,410	160
Silicon Motion Technology Corp ADR	39,819	2,861
SMART Global Holdings Inc *	23,145	671
SolarWinds Corp *	12,680	130
Sprinklr Inc, Cl A *	79,000	1,093
SPS Commerce Inc *	3,501	672
Squarespace Inc *	19,200	606
Super Micro Computer Inc *	17,532	4,370
Tenable Holdings Inc *	12,170	530
Teradata Corp *	12,889	688
Unisys Corp *	29,680	118
Universal Display Corp	8,647	1,246
Veeco Instruments Inc *	23,333	599
Viavi Solutions Inc *	118,277	1,340
Vishay Intertechnology Inc	22,443	660
Vishay Precision Group Inc *	26,620	989
Workiva Inc, Cl A *	6,000	610
Yext Inc *	60,078	679
Zuora Inc, Cl A *	50,000	549

		78,916
Materials — 3.9%
Aspen Aerogels Inc *	17,210	136
Axalta Coating Systems Ltd *	28,898	948
Cabot Corp	8,263	553
Carpenter Technology Corp	12,332	692
Chase Corp	4,900	594
Clearwater Paper Corp *	38,050	1,192
Commercial Metals Co, Cl A	59,923	3,156
Diversey Holdings Ltd *	25,151	211
Eagle Materials Inc	3,500	652
Ecovyst Inc *	53,425	612

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Element Solutions Inc	49,661	$953
Haynes International Inc	21,893	1,113
Ingevity Corp *	13,802	803
Innospec Inc	4,987	501
Livent Corp *	52,259	1,433
O-I Glass Inc, Cl I *	67,868	1,448
Olympic Steel Inc	17,626	864
Quaker Chemical Corp	9,192	1,791
Reliance Steel & Aluminum Co	6,114	1,660
Ryerson Holding Corp	15,260	662
Silgan Holdings Inc	15,114	709
SunCoke Energy Inc	66,740	525
Tredegar Corp	20,970	140

		21,348
Real Estate — 2.6%
Braemar Hotels & Resorts Inc ‡	70,000	281
Corporate Office Properties Trust ‡	33,968	807
CubeSmart ‡	23,900	1,067
Essential Properties Realty Trust Inc ‡	23,500	553
eXp World Holdings Inc	69,705	1,414
Farmland Partners Inc ‡	18,210	222
Forestar Group Inc *	54,058	1,219
Hersha Hospitality Trust, Cl A ‡	23,640	144
Highwoods Properties Inc ‡	42,968	1,027
Kennedy-Wilson Holdings Inc	57,512	939
National Storage Affiliates Trust ‡	24,328	847
Newmark Group Inc, Cl A	108,556	675
NexPoint Residential Trust Inc ‡	22,858	1,040
Redfin Corp *	40,000	497
RMR Group Inc/The, Cl A	9,710	225
Ryman Hospitality Properties Inc ‡	7,098	660
STAG Industrial Inc ‡	38,927	1,397
Terreno Realty Corp ‡	17,143	1,030
Universal Health Realty Income Trust ‡	3,100	148

		14,192
Utilities — 1.2%
American States Water Co	7,000	609
Black Hills Corp, Cl A	12,481	752
Brookfield Infrastructure Corp, Cl A	26,800	1,221
Chesapeake Utilities Corp	7,955	947
IDACORP Inc, Cl A	9,935	1,019
Portland General Electric Co	33,774	1,582
Pure Cycle Corp *	11,960	131
Spire Inc	8,900	565

		6,826
Total Common Stock
(Cost $450,009) ($ Thousands)		546,473

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
5.110% **†(B)	990,409	$990

Total Affiliated Partnership
(Cost $990) ($ Thousands)		990

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	7,354,947	7,355

Total Cash Equivalent
(Cost $7,355) ($ Thousands)		7,355

Total Investments in Securities — 100.1%
(Cost $458,354) ($ Thousands)		$554,818

Percentages are based on Net Assets of $554,324 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $990 ($ Thousands).

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$2,751	$15,352	$(17,113)	$—	$—	$990	$18	$—
SEI Daily Income Trust, Government Fund, Institutional Class	9,050	128,066	(129,761)	—	—	7,355	217	—
Totals	$11,801	$143,418	$(146,874)	$—	$—	$8,345	$235	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.3%

Communication Services — 4.2%
Advantage Solutions Inc *	30,014	$70
AMC Networks Inc, Cl A *	18,606	222
Cargurus Inc, Cl A *	2,575	58
Cinemark Holdings Inc *	133,827	2,208
EchoStar Corp, Cl A *	11,083	192
Entravision Communications Corp, Cl A	16,827	74
IDT Corp, Cl B *	1,416	37
John Wiley & Sons Inc, Cl A	38,291	1,303
Lions Gate Entertainment Corp, Cl A *	99,332	877
Nexstar Media Group Inc, Cl A	34,892	5,811
Scholastic Corp, Cl B	7,822	304
Telephone and Data Systems Inc	26,718	220
Yelp Inc, Cl A *	4,325	158
Ziff Davis Inc *	54,795	3,839

		15,373
Consumer Discretionary — 13.1%
Aaron's Co Inc/The	30,768	435
Academy Sports & Outdoors Inc	12,566	679
American Axle & Manufacturing Holdings Inc *	69,643	576
American Public Education Inc *	7,716	37
Big 5 Sporting Goods Corp (A)	6,921	63
Biglari Holdings Inc, Cl B *	234	46
Bloomin' Brands Inc	130,564	3,511
Brinker International Inc *	66,181	2,422
Capri Holdings Ltd *	12,734	457
Carriage Services Inc, Cl A	13,488	438
Carter's Inc	10,347	751
Cato Corp/The, Cl A	5,737	46
Chico's FAS Inc *	33,606	180
Dick's Sporting Goods Inc	7,520	994
Ethan Allen Interiors Inc	6,584	186
Genesco Inc *	13,164	330
G-III Apparel Group Ltd *	21,184	408
Goodyear Tire & Rubber Co/The *	75,717	1,036
Group 1 Automotive Inc	7,469	1,928
Guess? inc, Cl 3	34,471	671
H&R Block Inc	39,532	1,260
Harley-Davidson Inc, Cl A	21,623	761
Haverty Furniture Cos Inc	25,714	777
Helen of Troy Ltd *	9,045	977
Jack in the Box Inc	7,693	750
KB Home	20,438	1,057
La-Z-Boy Inc, Cl Z	46,337	1,327
Leslie's Inc *	124,262	1,167
Lithia Motors Inc, Cl A	12,721	3,869
Macy's Inc	54,449	874
MasterCraft Boat Holdings Inc *	5,463	167
Meritage Homes Corp	11,850	1,686
Modine Manufacturing Co *	81,466	2,690

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Movado Group Inc	4,903	$132
ODP Corp/The *	28,399	1,330
Perdoceo Education Corp *	20,135	247
Playa Hotels & Resorts NV *	57,420	467
PVH Corp	9,742	828
Qurate Retail Inc *	103,000	102
Sally Beauty Holdings Inc *	50,067	618
Shoe Carnival Inc	1,654	39
Signet Jewelers Ltd	18,103	1,181
Taylor Morrison Home Corp, Cl A *	23,174	1,130
Thor Industries Inc	9,134	945
Travel + Leisure Co	13,500	545
Tri Pointe Homes Inc *	76,357	2,509
Upbound Group Inc	22,146	689
Urban Outfitters Inc *	58,655	1,943
Victoria's Secret & Co *	62,676	1,093
Vista Outdoor Inc *	2,602	72
Winnebago Industries Inc	19,911	1,328
Zumiez Inc *	5,762	96

		47,850
Consumer Staples — 4.6%
Andersons Inc/The	8,807	406
Cal-Maine Foods Inc	10,450	470
Coca-Cola Consolidated Inc	1,948	1,239
Energizer Holdings Inc	21,895	735
Herbalife Ltd *	21,359	283
Ingles Markets Inc, Cl A	15,909	1,315
Ingredion Inc	12,629	1,338
Medifast Inc	19,473	1,795
Nature's Sunshine Products Inc *	5,125	70
Nu Skin Enterprises Inc, Cl A	3,050	101
Pilgrim's Pride Corp *	71,322	1,533
SpartanNash Co	22,015	496
Spectrum Brands Holdings Inc	46,022	3,592
Sprouts Farmers Market Inc *	46,048	1,691
US Foods Holding Corp *	30,000	1,320
Village Super Market Inc, Cl A	13,897	317

		16,701
Energy — 7.2%
Bristow Group Inc *	6,871	197
California Resources Corp	26,498	1,200
Chord Energy Corp	5,267	810
Civitas Resources Inc	12,851	891
CNX Resources Corp *	20,934	371
Comstock Resources Inc	59,810	694
Crescent Point Energy Corp	52,890	356
Delek US Holdings Inc	94,322	2,259
DHT Holdings Inc	37,573	321
DT Midstream Inc	68,265	3,384
HF Sinclair Corp	49,437	2,205
International Seaways Inc	2,216	85

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Magnolia Oil & Gas Corp, Cl A	95,790	$2,002
Murphy Oil Corp	20,872	799
NexTier Oilfield Solutions Inc *	47,104	421
Par Pacific Holdings Inc *	14,075	375
PBF Energy Inc, Cl A	46,829	1,917
PDC Energy Inc, Cl A	26,151	1,860
REX American Resources Corp *	4,506	157
Scorpio Tankers Inc	2,500	118
SFL Corp Ltd	63,059	588
Southwestern Energy Co *	289,974	1,743
TechnipFMC PLC *	106,495	1,770
Teekay Corp *	22,021	133
W&T Offshore Inc *	96,117	372
World Kinect Corp	48,623	1,006

		26,034
Financials — 21.7%
AFC Gamma Inc ‡	6,041	75
Amalgamated Financial Corp	4,384	71
A-Mark Precious Metals Inc	5,257	197
American Equity Investment Life Holding Co	66,810	3,481
Apollo Commercial Real Estate Finance Inc ‡	25,820	292
Arbor Realty Trust Inc ‡(A)	63,356	939
Associated Banc-Corp	69,152	1,122
Axis Capital Holdings Ltd	14,524	782
B Riley Financial Inc (A)	11,091	510
Banco Latinoamericano de Comercio Exterior SA, Cl E	36,746	811
Bank of NT Butterfield & Son Ltd/The	1,700	46
Bank OZK	23,194	931
BankUnited Inc	45,472	980
Bankwell Financial Group Inc	1,565	38
Banner Corp	11,870	518
Bar Harbor Bankshares	4,295	106
BayCom Corp	4,440	74
BCB Bancorp Inc	4,000	47
Berkshire Hills Bancorp Inc	32,500	674
BGC Partners Inc, Cl A	556,365	2,465
Blue Ridge Bankshares Inc	5,776	51
BrightSpire Capital Inc, Cl A ‡	60,228	405
Business First Bancshares Inc	5,863	88
Camden National Corp	19,570	606
Capital Bancorp Inc	2,753	50
Carlyle Secured Lending Inc	35,256	513
Carter Bankshares Inc *	7,203	107
Cathay General Bancorp	35,989	1,158
Central Pacific Financial Corp	31,526	495
Civista Bancshares Inc	4,598	80
CNB Financial Corp/PA	5,063	89
CNO Financial Group Inc	206,043	4,877
Columbia Banking System Inc	173,961	3,528
Comerica Inc	15,903	674

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Community Trust Bancorp Inc	13,277	$472
Crawford & Co, Cl A	5,301	59
CrossFirst Bankshares Inc *	11,080	111
Customers Bancorp Inc *	6,976	211
Donnelley Financial Solutions Inc *	15,887	723
Enova International Inc *	5,055	269
Enterprise Bancorp Inc	2,900	84
Euronet Worldwide Inc *	16,537	1,941
EZCORP Inc, Cl A *	13,563	114
Federated Hermes Inc, Cl B	25,401	911
Financial Institutions Inc	4,854	76
First American Financial Corp	10,061	574
First Bank/Hamilton NJ	4,774	50
First Busey Corp	45,476	914
First Business Financial Services Inc	2,400	71
First Commonwealth Financial Corp	164,075	2,076
First Financial Corp/IN	12,855	417
First Guaranty Bancshares Inc (A)	2,368	27
First Merchants Corp	44,758	1,264
Flushing Financial Corp	44,194	543
FNB Corp/PA	210,893	2,413
FS KKR Capital Corp	28,800	552
Fulton Financial Corp	58,973	703
Genworth Financial Inc, Cl A *	230,448	1,152
Golub Capital BDC Inc	46,500	628
Great Southern Bancorp Inc	6,770	343
Green Dot Corp, Cl A *	14,020	263
Greenlight Capital Re Ltd, Cl A *	7,364	78
Hancock Whitney Corp, Cl A	29,484	1,132
Hanmi Financial Corp	29,050	434
Hercules Capital Inc, Cl A (A)	45,893	679
Hilltop Holdings Inc	16,226	510
HomeStreet Inc	25,397	150
HomeTrust Bancshares Inc	4,006	84
Hope Bancorp Inc	111,362	938
Horizon Bancorp Inc/IN	1,050	11
Independent Bank Corp/MI	6,278	106
Invesco Mortgage Capital Inc ‡	19,075	219
Jackson Financial Inc, Cl A	31,635	968
KeyCorp	113,253	1,046
Ladder Capital Corp, Cl A ‡	57,522	624
LendingClub Corp *	30,082	293
Lincoln National Corp	80,186	2,066
Mercantile Bank Corp	4,399	121
Merchants Bancorp/IN	5,228	134
MGIC Investment Corp	59,425	938
Mid Penn Bancorp Inc	4,546	100
Midland States Bancorp Inc	6,502	129
MidWestOne Financial Group Inc	4,386	94
MVB Financial Corp	3,000	63
Navient Corp	56,269	1,045
New Mountain Finance Corp	33,690	419

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OceanFirst Financial Corp	16,218	$253
OFG Bancorp	80,213	2,092
Old National Bancorp/IN, Cl A	166,753	2,325
Oppenheimer Holdings Inc, Cl A	4,750	191
Orrstown Financial Services Inc	3,530	68
Oscar Health Inc, Cl A *	5,967	48
Pacific Premier Bancorp Inc	46,093	953
PacWest Bancorp (A)	111,360	908
Pathward Financial Inc	8,006	371
Paysafe Ltd *	9,033	91
PCB Bancorp	3,500	51
Peapack-Gladstone Financial Corp	5,377	146
PennantPark Investment Corp	59,673	351
PennyMac Financial Services Inc	10,753	756
Peoples Bancorp Inc/OH	15,549	413
Peoples Financial Services Corp	840	37
Popular Inc	17,094	1,035
Provident Bancorp Inc	4,672	39
QCR Holdings Inc	4,736	194
Radian Group Inc	40,069	1,013
RBB Bancorp	4,906	59
Redwood Trust Inc ‡	42,981	274
Republic Bancorp Inc/KY, Cl A	9,189	391
Rithm Capital Corp ‡	108,773	1,017
Sierra Bancorp	4,509	77
Simmons First National Corp, Cl A	56,889	981
SiriusPoint Ltd *	26,212	237
Sixth Street Specialty Lending Inc	33,800	632
SmartFinancial Inc	2,250	48
South Plains Financial Inc	3,417	77
Starwood Property Trust Inc ‡	153,542	2,979
Summit Financial Group Inc	3,604	74
Synovus Financial Corp	29,120	881
Third Coast Bancshares Inc *	4,000	63
TowneBank	19,422	451
Two Harbors Investment Corp ‡	11,221	156
Universal Insurance Holdings Inc	3,880	60
Victory Capital Holdings Inc, Cl A	19,500	615
Washington Federal Inc	27,312	724
Zions Bancorp NA	65,101	1,749

		79,102
Health Care — 7.1%
AbCellera Biologics Inc *	3,774	24
AMN Healthcare Services Inc *	41,904	4,573
Amneal Pharmaceuticals Inc *	88,778	275
Amphastar Pharmaceuticals Inc *	12,697	730
Avanos Medical Inc *	24,955	638
Catalyst Pharmaceuticals Inc *	16,691	224
Collegium Pharmaceutical Inc *	60,447	1,299
Computer Programs and Systems Inc *	18,821	465
Corcept Therapeutics Inc *	4,815	107
Cross Country Healthcare Inc *	102,099	2,867

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dynavax Technologies Corp *	33,073	$427
Eagle Pharmaceuticals Inc/DE *	3,432	67
Enovis Corp *	37,781	2,423
Exelixis Inc *	35,233	673
Globus Medical Inc, Cl A *	17,200	1,024
Innoviva Inc *	18,530	236
Integra LifeSciences Holdings Corp *	20,914	860
Ironwood Pharmaceuticals Inc, Cl A *	146,653	1,560
iTeos Therapeutics Inc *	7,004	93
Kiniksa Pharmaceuticals Ltd, Cl A *	4,072	57
Ligand Pharmaceuticals Inc *	1,726	124
LivaNova PLC *	29,132	1,498
NextGen Healthcare Inc *	2,014	33
Organon & Co	42,194	878
Pediatrix Medical Group Inc *	23,879	339
Premier Inc, Cl A	27,241	754
Prestige Consumer Healthcare Inc, Cl A *	17,951	1,067
QuidelOrtho Corp *	13,129	1,088
Select Medical Holdings Corp	20,553	655
SIGA Technologies Inc *	16,082	81
Vanda Pharmaceuticals Inc *	17,148	113
Varex Imaging Corp *	4,500	106
Veradigm Inc *	30,211	381
Zimvie Inc *	6,970	78

		25,817
Industrials — 15.2%
ABM Industries Inc	54,926	2,343
ACCO Brands Corp	322,175	1,679
Alaska Air Group Inc *	15,225	810
Allison Transmission Holdings Inc	23,164	1,308
Apogee Enterprises Inc	14,210	675
ArcBest Corp	15,377	1,519
Argan Inc	1,080	43
Atkore Inc *	13,285	2,072
BlueLinx Holdings Inc *	2,564	240
Boise Cascade Co	11,050	998
BWX Technologies Inc, Cl W	55,614	3,980
Conduent Inc *	50,217	171
CoreCivic Inc *‡	22,280	210
Costamare Inc	14,000	135
Covenant Logistics Group Inc, Cl A	2,898	127
CSG Systems International Inc	15,027	793
Deluxe Corp	19,464	340
Eagle Bulk Shipping Inc	4,025	193
EMCOR Group Inc	3,902	721
Encore Wire Corp	11,030	2,051
Ennis Inc	20,851	425
Esab Corp	38,192	2,541
Fluor Corp *	10,509	311
Genco Shipping & Trading Ltd	6,414	90
GXO Logistics Inc *	62,160	3,905
Heidrick & Struggles International Inc	5,834	154

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hillenbrand Inc	11,392	$584
Hub Group Inc, Cl A *	716	58
Interface Inc, Cl A	37,821	332
Kaman Corp, Cl A	32,975	802
Kelly Services Inc, Cl A	29,293	516
Kennametal Inc	12,237	347
Liquidity Services Inc *	4,068	67
ManpowerGroup Inc	6,659	529
Matson Inc	9,375	729
MDU Resources Group Inc	24,379	511
Moog Inc, Cl A	11,783	1,278
Mueller Industries Inc	22,290	1,945
OPENLANE Inc *	167,249	2,546
Park-Ohio Holdings Corp	10,024	190
Primoris Services Corp	26,058	794
Quanex Building Products Corp	7,434	200
RB Global Inc	17,226	1,034
Resources Connection Inc	4,888	77
Rush Enterprises Inc, Cl A	16,730	1,016
Ryder System Inc	15,563	1,320
Safe Bulkers Inc	21,291	69
SkyWest Inc *	7,249	295
Terex Corp	35,202	2,106
Timken Co/The	14,241	1,303
Titan International Inc *	15,000	172
TrueBlue Inc *	11,651	206
Tutor Perini Corp *	13,978	100
UFP Industries Inc	3,153	306
Universal Logistics Holdings Inc	2,000	58
Verra Mobility Corp, Cl A *	129,940	2,562
Wabash National Corp	55,633	1,426
Werner Enterprises Inc	9,894	437
WESCO International Inc	12,834	2,298
XPO Inc *	19,368	1,143

		55,190
Information Technology — 10.2%
ACI Worldwide Inc *	43,104	999
Adeia Inc	27,117	299
Amkor Technology Inc	105,747	3,146
Avnet Inc	28,441	1,435
Benchmark Electronics Inc	25,578	661
Cirrus Logic Inc *	10,679	865
Clearfield Inc *	7,334	347
Consensus Cloud Solutions Inc *	24,580	762
Diodes Inc *	15,717	1,454
Insight Enterprises Inc *	5,693	833
Jabil Inc	29,559	3,190
NCR Corp *	31,685	799
NetScout Systems Inc *	5,753	178
Photronics Inc *	174,966	4,512
Rimini Street Inc *	11,454	55
Sanmina Corp *	48,883	2,946

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ScanSource Inc *	14,488	$428
Silicon Motion Technology Corp ADR	29,380	2,111
Super Micro Computer Inc *	15,359	3,828
TD SYNNEX Corp	8,479	797
Teledyne Technologies Inc *	3,409	1,402
Teradata Corp *	9,200	491
TTM Technologies Inc *	53,247	740
Unisys Corp *	11,316	45
Verint Systems Inc *	87,401	3,064
Vishay Intertechnology Inc	43,074	1,266
Xerox Holdings Corp	26,501	395

		37,048
Materials — 8.2%
AdvanSix Inc	22,626	791
Alpha Metallurgical Resources Inc	4,200	690
Ashland Inc	31,751	2,760
Axalta Coating Systems Ltd *	106,498	3,494
Chemours Co/The	19,643	725
Clearwater Paper Corp *	4,178	131
Commercial Metals Co, Cl A	80,502	4,239
FMC Corp	27,495	2,869
FutureFuel Corp	6,785	60
Greif Inc, Cl A	25,560	1,761
Huntsman Corp	36,498	986
Ingevity Corp *	9,390	546
Knife River Corp *	6,094	265
Koppers Holdings Inc	23,007	785
Louisiana-Pacific Corp	5,797	435
Mativ Holdings Inc	22,071	334
Minerals Technologies Inc	1,133	65
O-I Glass Inc, Cl I *	46,353	989
Rayonier Advanced Materials Inc *	7,594	33
Ryerson Holding Corp	21,654	939
Silgan Holdings Inc	118,364	5,550
SunCoke Energy Inc	84,927	668
TimkenSteel Corp *	6,635	143
Valhi Inc	1,055	14
Warrior Met Coal Inc	14,235	554

		29,826
Real Estate — 6.1%
Acadia Realty Trust ‡	1,711	25
Alexander & Baldwin Inc ‡	10,570	196
American Assets Trust Inc ‡	28,681	551
Apple Hospitality REIT Inc ‡	50,917	769
Brandywine Realty Trust ‡	55,921	260
Brixmor Property Group Inc ‡	28,140	619
Chatham Lodging Trust ‡	44,210	414
City Office REIT Inc ‡	10,937	61
DiamondRock Hospitality Co ‡	19,970	160
Diversified Healthcare Trust ‡	56,685	127
EPR Properties, Cl A ‡	23,441	1,097

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equity Commonwealth *‡	58,239	$1,180
Forestar Group Inc *	5,053	114
Franklin Street Properties Corp ‡	94,538	137
Gaming and Leisure Properties Inc ‡	91,325	4,426
Global Net Lease Inc ‡	54,419	559
Hersha Hospitality Trust, Cl A ‡	9,104	55
Highwoods Properties Inc ‡	31,700	758
Kite Realty Group Trust ‡	31,157	696
LXP Industrial Trust, Cl B ‡	3,503	34
Marcus & Millichap Inc	3,088	97
Medical Properties Trust Inc ‡	248,515	2,301
Newmark Group Inc, Cl A	184,344	1,147
Office Properties Income Trust ‡	18,671	144
Orion Office Inc ‡	16,000	106
Pebblebrook Hotel Trust ‡	6,360	89
Piedmont Office Realty Trust Inc, Cl A ‡	63,565	462
PotlatchDeltic Corp ‡	14,759	780
RLJ Lodging Trust ‡	92,181	947
Sabra Health Care Inc ‡	107,704	1,268
Service Properties Trust ‡	43,395	377
SITE Centers Corp ‡	4,500	59
Summit Hotel Properties Inc ‡	4,100	27
Sunstone Hotel Investors Inc ‡	29,789	301
Tanger Factory Outlet Centers Inc ‡	56,210	1,241
Uniti Group Inc ‡	91,739	424
Urstadt Biddle Properties Inc, Cl A ‡	8,377	178
Xenia Hotels & Resorts Inc ‡	5,651	70

		22,256
Utilities — 0.7%
Montauk Renewables Inc *	13,829	103
National Fuel Gas Co	25,740	1,322
Northwest Natural Holding Co	6,625	285
ONE Gas Inc	2,026	156
Otter Tail Corp	2,199	174
Pure Cycle Corp *	6,950	76
UGI Corp	12,698	342
Unitil Corp	1,513	77

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Via Renewables Inc, Cl A	2,120	$15

		2,550
Total Common Stock
(Cost $289,398) ($ Thousands)		357,747

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, LP
5.110% **†(B)	3,157,281	3,161

Total Affiliated Partnership
(Cost $3,157) ($ Thousands)		3,161

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	6,043,641	6,044

Total Cash Equivalent
(Cost $6,044) ($ Thousands)		6,044

Total Investments in Securities — 100.9%
(Cost $298,599) ($ Thousands)		$366,952

Percentages are based on Net Assets of $363,799 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $3,161 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$675	$12,553	$(10,069)	$—	$2	$3,161	$32	$—
SEI Daily Income Trust, Government Fund, Institutional Class	10,063	74,345	(78,364)	—	—	6,044	152	—
Totals	$10,738	$86,898	$(88,433)	$—	$2	$9,205	$184	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Communication Services — 3.7%
Angi Inc, Cl A *	104,978	$346
Bandwidth Inc, Cl A *	27,327	374
Cargurus Inc, Cl A *	151,368	3,426
Cinemark Holdings Inc *	29,074	480
Integral Ad Science Holding Corp *	49,401	888
Iridium Communications Inc	20,854	1,295
Liberty Media Corp-Liberty Braves *	23,065	924
Reservoir Media Inc *(A)	97,137	585
Shutterstock Inc	7,874	383
TechTarget Inc *	29,503	918
Yelp Inc, Cl A *	20,263	738
ZipRecruiter Inc, Cl A *	109,183	1,939

		12,296
Consumer Discretionary — 13.3%
Aaron's Co Inc/The	37,897	536
Abercrombie & Fitch Co, Cl A *	5,000	188
Atmus Filtration Technologies Inc *	42,137	925
Bally's Corp *	31,000	482
BJ's Restaurants Inc *	16,056	511
Bloomin' Brands Inc	17,613	474
Bluegreen Vacations Holding Corp, Cl A	3,373	120
Canada Goose Holdings Inc *(A)	46,047	820
Chuy's Holdings Inc *	12,700	518
Clarus Corp	71,537	654
Crocs Inc *	10,087	1,134
Dave & Buster's Entertainment Inc *	1,098	49
Deckers Outdoor Corp *	1,160	612
Duolingo Inc, Cl A *	5,006	716
Ethan Allen Interiors Inc	3,390	96
Everi Holdings Inc *	95,792	1,385
Farfetch Ltd, Cl A *	90,539	547
Frontdoor Inc *	31,644	1,009
Grand Canyon Education Inc *	9,733	1,005
Green Brick Partners Inc *	12,900	733
Group 1 Automotive Inc	2,668	689
Hanesbrands Inc *	80,026	363
Installed Building Products Inc	3,514	493
KB Home	14,600	755
Life Time Group Holdings Inc *	29,829	587
Lovesac Co/The *	1,271	34
M/I Homes Inc *	11,778	1,027
MasterCraft Boat Holdings Inc *	13,709	420
MDC Holdings Inc	11,859	555
Meritage Homes Corp	8,025	1,142
Modine Manufacturing Co *	58,103	1,919
Movado Group Inc	2,718	73
Murphy USA Inc	3,144	978
National Vision Holdings Inc *	28,667	696
NEOGAMES SA *	53,773	1,405
Norwegian Cruise Line Holdings Ltd *	39,500	860

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PlayAGS Inc *	204,817	$1,157
Red Robin Gourmet Burgers Inc *	42,905	593
Sally Beauty Holdings Inc *	84,314	1,041
Savers Value Village Inc *	19,938	473
SeaWorld Entertainment Inc *	2,284	128
Shake Shack Inc, Cl A *	13,180	1,024
Signet Jewelers Ltd	5,584	364
Six Flags Entertainment Corp *	17,780	462
Skechers USA Inc, Cl A *	34,109	1,796
Skyline Champion Corp *	3,116	204
Stoneridge Inc *	82,624	1,557
Stride Inc *	17,284	643
Taylor Morrison Home Corp, Cl A *	33,947	1,656
Texas Roadhouse Inc, Cl A	6,550	735
TopBuild Corp *	3,350	891
TRI Pointe Homes Inc *	59,694	1,962
Upbound Group Inc	15,900	495
Urban Outfitters Inc *	59,055	1,957
Valvoline Inc	17,155	643
Vista Outdoor Inc *	12,660	350
Wingstop Inc, Cl A	5,230	1,047
WW International Inc *	103,998	699

		44,387
Consumer Staples — 4.8%
Andersons Inc/The	1,733	80
Beauty Health Co/The *	125,048	1,047
BellRing Brands Inc *	26,699	977
Celsius Holdings Inc *	15,263	2,277
Chefs' Warehouse Inc/The *	9,505	340
Coca-Cola Consolidated Inc	246	156
Edgewell Personal Care Co	10,107	417
elf Beauty Inc *	20,750	2,370
Energizer Holdings Inc	11,693	393
Hostess Brands Inc, Cl A *	30,081	762
Inter Parfums Inc	6,329	856
John B Sanfilippo & Son Inc	6,138	720
MGP Ingredients Inc	9,088	966
Primo Water Corp	30,953	388
Sovos Brands Inc *	41,562	813
Sprouts Farmers Market Inc *	13,882	510
Turning Point Brands Inc	91,600	2,199
Vita Coco Co Inc/The *	27,504	739

		16,010
Energy — 2.4%
ChampionX Corp	18,372	570
Chord Energy Corp	2,870	441
CVR Energy Inc	14,388	431
Frontline PLC	5,767	84
Liberty Energy Inc, Cl A	29,620	396
Oceaneering International Inc, Cl A *	11,409	213
PBF Energy Inc, Cl A	14,082	577

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PDC Energy Inc, Cl A	7,484	$532
Peabody Energy Corp	16,427	356
Permian Resources Corp, Cl A	23,959	263
Scorpio Tankers Inc	10,050	475
SFL Corp Ltd	30,148	281
Teekay Tankers Ltd, Cl A	12,620	482
Tidewater Inc *	14,194	787
US Silica Holdings Inc *	39,458	479
Viper Energy Partners LP	24,917	669
Weatherford International PLC *	16,764	1,113

		8,149
Financials — 6.5%
Artisan Partners Asset Management Inc, Cl A	14,697	578
AvidXchange Holdings Inc *	43,000	446
Axos Financial Inc *	15,306	604
Bancorp Inc/The *	12,697	415
Banner Corp	8,437	368
BGC Partners Inc, Cl A	52,185	231
Brightsphere Investment Group Inc	18,982	398
CNO Financial Group Inc	22,623	535
Coastal Financial Corp/WA *	2,916	110
Donnelley Financial Solutions Inc *	6,564	299
EVERTEC Inc	14,496	534
EZCORP Inc, Cl A *	51,435	431
Federal Agricultural Mortgage Corp, Cl C	2,498	359
Federated Hermes Inc, Cl B	10,748	385
First BanCorp/Puerto Rico	42,726	522
First Commonwealth Financial Corp	41,094	520
First Financial Bancorp	19,426	397
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	6,871	172
Hilltop Holdings Inc	16,749	527
HomeTrust Bancshares Inc	4,888	102
Houlihan Lokey Inc, Cl A	7,991	786
International Money Express Inc *	67,112	1,646
Kinsale Capital Group Inc	2,832	1,060
Mr Cooper Group Inc *	29,428	1,490
Navient Corp	55,976	1,040
OFG Bancorp	20,192	527
Oscar Health Inc, Cl A *	86,935	701
Pathward Financial Inc	11,351	526
Payoneer Global Inc *	24,898	120
PennyMac Financial Services Inc	3,103	218
Peoples Bancorp Inc/OH	19,470	517
Remitly Global Inc *	66,258	1,247
RLI Corp	4,004	546
S&T Bancorp Inc	17,015	463
Sandy Spring Bancorp Inc	20,566	466
Selective Insurance Group Inc	4,619	443
SoFi Technologies Inc *	71,000	592
Southern Missouri Bancorp Inc	2,692	103

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WisdomTree Inc	179,852	$1,234

		21,658
Health Care — 20.5%
2seventy bio Inc *	49,516	501
4D Molecular Therapeutics Inc *	32,306	584
89bio Inc *	36,087	684
ACADIA Pharmaceuticals Inc *	30,552	732
Addus HomeCare Corp *	4,273	396
ADMA Biologics Inc *	163,076	602
Akero Therapeutics Inc *	14,732	688
Alkermes PLC *	18,417	576
AMN Healthcare Services Inc *	261	28
Amphastar Pharmaceuticals Inc *	20,949	1,204
Amylyx Pharmaceuticals Inc *	14,594	315
ANI Pharmaceuticals Inc *	11,217	604
Apellis Pharmaceuticals Inc *	13,146	1,198
Arbutus Biopharma Corp *	14,072	32
Arcellx Inc *	16,377	518
Arrowhead Pharmaceuticals Inc *	9,851	351
Arvinas Inc *	25,839	641
Aurinia Pharmaceuticals Inc *	46,126	447
Avid Bioservices Inc *	18,716	261
Axogen Inc *	60,744	555
Axonics Inc *	7,520	380
Axsome Therapeutics Inc *	8,354	600
Biohaven Ltd *	30,234	723
Bridgebio Pharma Inc *	53,380	918
Catalyst Pharmaceuticals Inc *	26,023	350
Certara Inc *	50,651	922
Collegium Pharmaceutical Inc *	1,410	30
CONMED Corp	2,523	343
CorVel Corp *	578	112
Cross Country Healthcare Inc *	8,413	236
Cymabay Therapeutics Inc *	64,495	706
Definitive Healthcare Corp, Cl A *	38,196	420
DICE Therapeutics Inc *	22,835	1,061
Disc Medicine Inc, Cl A *	11,256	500
Ensign Group Inc/The	5,174	494
Evolent Health Inc, Cl A *	7,665	232
Haemonetics Corp *	4,762	405
Halozyme Therapeutics Inc *	1,233	44
HealthEquity Inc *	41,091	2,595
Hims & Hers Health Inc *	33,247	313
ImmunoGen Inc *	110,638	2,088
Inhibrx Inc *	26,446	687
Innoviva Inc *	39,471	502
Inspire Medical Systems Inc *	3,762	1,221
Intercept Pharmaceuticals Inc *	11,102	123
Intra-Cellular Therapies Inc, Cl A *	22,942	1,453
iTeos Therapeutics Inc *	7,324	97
Kiniksa Pharmaceuticals Ltd, Cl A *	80,902	1,139
Krystal Biotech Inc *	4,970	583

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lantheus Holdings Inc *	19,063	$1,600
LeMaitre Vascular Inc	10,245	689
Ligand Pharmaceuticals Inc *	6,361	459
Madrigal Pharmaceuticals Inc *	438	101
MaxCyte Inc *	155,225	712
Medpace Holdings Inc *	6,554	1,574
Merit Medical Systems Inc *	42,979	3,595
Morphic Holding Inc *	8,303	476
Nevro Corp *	29,430	748
NextGen Healthcare Inc *	16,738	272
Nuvalent Inc, Cl A *	21,984	927
Omnicell Inc *	9,183	677
Option Care Health Inc *	17,526	569
OraSure Technologies Inc *	14,727	74
ORIC Pharmaceuticals Inc *	77,940	605
Owens & Minor Inc *	25,368	483
Paragon 28 Inc *	60,418	1,072
Pediatrix Medical Group Inc *	52,442	745
Penumbra Inc *	2,258	777
Prestige Consumer Healthcare Inc, Cl A *	3,273	195
Progyny Inc *	13,506	531
Protagonist Therapeutics Inc *	24,277	671
Prothena Corp PLC *	14,343	979
Quanterix Corp *	31,359	707
QuidelOrtho Corp *	35,276	2,923
RadNet Inc *	28,170	919
Relay Therapeutics Inc *	36,860	463
Revance Therapeutics Inc *	18,814	476
RxSight Inc *	33,974	978
Schrodinger Inc/United States *	19,602	979
Shockwave Medical Inc *	5,204	1,485
SI-BONE Inc *	36,895	995
Sight Sciences Inc *	68,908	571
Silk Road Medical Inc *	27,745	901
Sonendo Inc *	161,953	220
SpringWorks Therapeutics Inc *	24,732	648
STAAR Surgical Co *	2,827	149
Supernus Pharmaceuticals Inc *	32,632	981
Tenet Healthcare Corp *	6,819	555
TG Therapeutics Inc *	36,060	896
TransMedics Group Inc *	14,848	1,247
UFP Technologies Inc *	4,970	963
Varex Imaging Corp *	21,677	511
Vaxcyte Inc *	19,001	949
Veracyte Inc *	33,512	854
Voyager Therapeutics Inc *	59,445	681

		68,776
Industrials — 24.7%
AAON Inc	15,113	1,433
ACV Auctions Inc, Cl A *	203,134	3,508
Alamo Group Inc	2,609	480
Alight Inc, Cl A *	334,242	3,088

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allegiant Travel Co, Cl A *	4,666	$589
Applied Industrial Technologies Inc, Cl A	3,433	497
Arcosa Inc	20,773	1,574
Atkore Inc *	5,551	866
Avis Budget Group Inc *	756	173
Beacon Roofing Supply Inc *	19,718	1,636
Blue Bird Corp *	27,567	620
Boise Cascade Co	8,581	775
Brink's Co/The	6,839	464
Byrna Technologies Inc *(A)	122,117	612
Cimpress PLC *	35,479	2,110
Clean Harbors Inc *	4,140	681
Comfort Systems USA Inc	8,702	1,429
Dycom Industries Inc *	8,835	1,004
EMCOR Group Inc	6,806	1,258
Encore Wire Corp	3,802	707
EnerSys	8,450	917
Ennis Inc	4,669	95
EnPro Industries Inc	5,125	684
Enviri Corp *	57,517	568
ESCO Technologies Inc	4,978	516
ExlService Holdings Inc *	9,887	1,494
Federal Signal Corp	13,978	895
Forrester Research Inc *	59,975	1,745
Forward Air Corp	12,651	1,342
Franklin Electric Co Inc	1,110	114
FTAI Aviation Ltd	27,937	884
Generac Holdings Inc *	4,323	645
GMS Inc *	23,618	1,634
Griffon Corp	11,856	478
GXO Logistics Inc *	14,215	893
H&E Equipment Services Inc	9,069	415
Heartland Express Inc	35,022	575
Heritage-Crystal Clean Inc *	57,568	2,176
Hillenbrand Inc	4,333	222
HNI Corp	15,132	426
Hudson Technologies Inc *	339,187	3,263
Huron Consulting Group Inc *	7,281	618
Janus International Group Inc *	49,693	530
John Bean Technologies Corp, Cl A	8,080	980
Kadant Inc	5,900	1,310
KBR Inc	13,622	886
Kennametal Inc	17,632	501
Kirby Corp *	27,819	2,141
Korn Ferry	4,901	243
Legalzoom.com Inc *	180,381	2,179
Manitowoc Co Inc/The *	31,974	602
MasTec Inc *	7,641	901
Matson Inc	36,585	2,844
McGrath RentCorp	5,050	467
Moog Inc, Cl A	7,330	795
MYR Group Inc *	15,024	2,078

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NEXTracker Inc, Cl A *	18,242	$726
nVent Electric PLC	16,589	857
Omega Flex Inc	887	92
Owens Corning	6,593	860
Powell Industries Inc	13,319	807
Primoris Services Corp	26,786	816
RB Global Inc	55,969	3,358
Rocket Lab USA Inc *	155,652	934
Rush Enterprises Inc, Cl A	15,765	958
Shoals Technologies Group Inc, Cl A *	9,320	238
Simpson Manufacturing Co Inc	7,963	1,103
SkyWest Inc *	23,655	963
SP Plus Corp *	54,645	2,137
SPX Technologies Inc *	9,727	827
Sterling Infrastructure Inc *	14,383	803
Sun Country Airlines Holdings Inc *	26,158	588
Tennant Co	15,632	1,268
Terex Corp	8,979	537
Transcat Inc *	1,095	93
Verra Mobility Corp, Cl A *	46,331	914
Vertiv Holdings Co, Cl A	43,137	1,069
Wabash National Corp	19,669	504
WillScot Mobile Mini Holdings Corp, Cl A *	21,601	1,032
XPO Inc *	13,080	772

		82,816
Information Technology — 18.3%
8x8 Inc *	207,965	880
A10 Networks Inc	11,420	167
Aehr Test Systems *	16,679	688
Alkami Technology Inc *	157,636	2,584
Allegro MicroSystems Inc *	31,282	1,412
Altair Engineering Inc, Cl A *	20,740	1,573
Appfolio Inc, Cl A *	3,476	598
Applied Digital Corp *(A)	121,247	1,134
AppLovin Corp, Cl A *	27,091	697
Arlo Technologies Inc *	87,205	951
Asana Inc, Cl A *	3,000	66
Axcelis Technologies Inc *	11,344	2,080
Badger Meter Inc	15,080	2,225
Bel Fuse Inc, Cl B	14,229	817
Belden Inc	20,769	1,987
Blackbaud Inc, Cl A *	8,041	572
Box Inc, Cl A *	6,813	200
C3.ai Inc, Cl A *(A)	15,913	580
Calix Inc *	11,310	564
CCC Intelligent Solutions Holdings Inc *	74,506	835
Cerence Inc *	20,790	608
Cirrus Logic Inc *	1,043	84
Clearwater Analytics Holdings Inc, Cl A *	27,797	441
Confluent Inc, Cl A *	26,927	951
Consensus Cloud Solutions Inc *	71,352	2,212
Credo Technology Group Holding Ltd *	45,705	793

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Digi International Inc *	25,672	$1,011
DoubleVerify Holdings Inc, Cl Rights *	25,311	985
Dropbox Inc, Cl A *	32,000	853
EngageSmart Inc *	27,572	526
Everbridge Inc *	12,619	339
Evolv Technologies Holdings Inc *	137,277	824
Extreme Networks Inc *	102,699	2,675
Fastly Inc, Cl A *	7,417	117
Hackett Group Inc/The	6,806	152
Harmonic Inc, Cl A *	46,576	753
Impinj Inc *	4,473	401
Instructure Holdings Inc *	8,200	206
Intapp Inc *	17,224	722
InterDigital Inc	10,155	980
IonQ Inc *	70,862	959
IPG Photonics Corp *	6,300	856
Itron Inc *	11,674	842
Mirion Technologies Inc, Cl A *	216,536	1,830
Model N Inc *	15,940	564
Monday.com Ltd *	4,992	855
N-able Inc *	51,722	745
Napco Security Technologies Inc	14,009	485
Onto Innovation Inc *	11,360	1,323
OSI Systems Inc *	6,471	762
PagerDuty Inc *	34,876	784
PDF Solutions Inc *	13,123	592
Pure Storage Inc, Cl A *	22,254	819
Qualys Inc *	11,052	1,428
Rambus Inc *	26,719	1,715
Sanmina Corp *	14,164	854
Silicon Laboratories Inc *	4,264	673
SMART Global Holdings Inc *	29,802	865
Sprinklr Inc, Cl A *	51,149	707
SPS Commerce Inc *	9,318	1,790
Super Micro Computer Inc *	9,694	2,416
Teradata Corp *	15,541	830
Veeco Instruments Inc *	51,716	1,328
Vishay Intertechnology Inc	31,954	939

		61,204
Materials — 2.0%
Alpha Metallurgical Resources Inc	2,548	419
American Vanguard Corp, Cl B	4,806	86
ATI Inc *	15,492	685
Clearwater Paper Corp *	12,018	376
Commercial Metals Co, Cl A	11,551	608
Eagle Materials Inc	4,478	835
Innospec Inc	1,072	108
Livent Corp *	24,962	685
O-I Glass Inc, Cl I *	22,853	488
Orion SA	11,032	234
Quaker Chemical Corp	2,401	468
Ranpak Holdings Corp, Cl A *	240,364	1,086

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Small Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Worthington Industries Inc	8,576	$596

		6,674
Real Estate — 1.8%
Alexander & Baldwin Inc ‡	10,340	192
DiamondRock Hospitality Co ‡	52,142	418
Equity Commonwealth *‡	19,404	393
Essential Properties Realty Trust Inc ‡	18,857	444
Getty Realty Corp ‡	14,465	489
Independence Realty Trust Inc ‡	7,145	130
Innovative Industrial Properties Inc, Cl A ‡	7,266	530
Kite Realty Group Trust ‡	23,379	522
Newmark Group Inc, Cl A	57,964	361
Plymouth Industrial REIT Inc ‡	25,325	583
Redfin Corp *	57,291	712
SITE Centers Corp ‡	40,239	532
Tanger Factory Outlet Centers Inc ‡	26,231	579

		5,885
Utilities — 0.8%
New Jersey Resources Corp	10,251	484
Northwest Natural Holding Co	10,675	459
Otter Tail Corp	11,828	934
Portland General Electric Co	10,315	483
Unitil Corp	8,731	443

		2,803
Total Common Stock
(Cost $279,707) ($ Thousands)		330,658

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, LP
5.110% **†(B)	2,921,932	$2,918

Total Affiliated Partnership
(Cost $2,922) ($ Thousands)		2,918

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	4,052,499	4,052

Total Cash Equivalent
(Cost $4,052) ($ Thousands)		4,052

Total Investments in Securities — 100.9%
(Cost $286,681) ($ Thousands)		$337,628

Percentages are based on Net Assets of $334,536 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $2,918 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$3,740	$29,599	$(30,421)	$—	$—	$2,918	$48	$—
SEI Daily Income Trust, Government Fund, Institutional Class	6,614	57,245	(59,807)	—	—	4,052	118	—
Totals	$10,354	$86,844	$(90,228)	$—	$—	$6,970	$166	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 5.3%
ATN International Inc	10,785	$395
Cinemark Holdings Inc *	438,729	7,239
Cogent Communications Holdings Inc	18,392	1,237
EchoStar Corp, Cl A *	44,747	776
Electronic Arts Inc	2,290	297
Eventbrite Inc, Cl A *	95,148	909
IAC Inc *	3,105	195
Interpublic Group of Cos Inc/The	24,754	955
Iridium Communications Inc	12,219	759
John Wiley & Sons Inc, Cl A	7,783	265
Lions Gate Entertainment Corp, Cl A *	293,060	2,588
Match Group Inc *	1,449	61
Nexstar Media Group Inc, Cl A	68,960	11,485
Ooma Inc *	8,203	123
Playstudios Inc *	162,364	797
Shutterstock Inc	22,993	1,119
Take-Two Interactive Software Inc, Cl A *	3,431	505
Travelzoo *	140,044	1,105
World Wrestling Entertainment Inc, Cl A	47,069	5,105
Ziff Davis Inc *	114,457	8,019

		43,934
Consumer Discretionary — 9.1%
American Eagle Outfitters Inc	12,590	149
Asbury Automotive Group Inc *	3,907	939
AutoNation Inc *	1,730	285
Bloomin' Brands Inc	208,829	5,615
Bright Horizons Family Solutions Inc *	1,538	142
Brinker International Inc *	203,887	7,462
Carrols Restaurant Group Inc *	473,251	2,385
Carter's Inc	20,619	1,497
Cavco Industries Inc *	947	279
Dave & Buster's Entertainment Inc *	43,840	1,954
Deckers Outdoor Corp *	3,400	1,794
Duolingo Inc, Cl A *	10,279	1,469
Ermenegildo Zegna NV	48,262	612
Etsy Inc *	6,503	550
Frontdoor Inc *	21,087	673
Group 1 Automotive Inc	4,472	1,154
Haverty Furniture Cos Inc	17,831	539
Helen of Troy Ltd *	8,526	921
Hibbett Inc	17,681	642
JAKKS Pacific Inc *	40,407	807
LCI Industries	16,429	2,076
Lithia Motors Inc, Cl A	24,454	7,437
LKQ Corp	65,256	3,802
Modine Manufacturing Co *	219,274	7,240
Monro Inc	3,797	154
Murphy USA Inc	8,055	2,506
Ollie's Bargain Outlet Holdings Inc *	3,893	226
Overstock.com Inc *	28,534	929

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Penske Automotive Group Inc, Cl A	1,099	$183
PetMed Express Inc	17,456	241
Pool Corp	14,595	5,468
Service Corp International/US	8,000	517
Shake Shack Inc, Cl A *	4,949	385
Skechers USA Inc, Cl A *	19,536	1,029
Standard Motor Products Inc	9,816	368
Stride Inc *	38,570	1,436
Taylor Morrison Home Corp, Cl A *	47,408	2,312
Urban Outfitters Inc *	129,062	4,276
Vail Resorts Inc	9,517	2,396
Whirlpool Corp	3,320	494
Williams-Sonoma Inc	7,799	976
Wingstop Inc, Cl A	1,369	274
Winmark Corp	1,329	442

		75,035
Consumer Staples — 5.4%
BellRing Brands Inc *	28,000	1,025
BJ's Wholesale Club Holdings Inc *	24,382	1,536
Calavo Growers Inc	17,731	515
Casey's General Stores Inc	6,437	1,570
Celsius Holdings Inc *	8,062	1,203
Central Garden & Pet Co, Cl A *	15,496	565
Coca-Cola Consolidated Inc	2,500	1,590
Darling Ingredients Inc *	16,819	1,073
elf Beauty Inc *	11,364	1,298
Flowers Foods Inc	23,770	591
Fresh Del Monte Produce Inc	36,930	950
Fresh Market Inc *	17,502	—
Freshpet Inc *	8,866	584
Hostess Brands Inc, Cl A *	77,581	1,964
Ingles Markets Inc, Cl A	6,621	547
Ingredion Inc	14,851	1,573
J & J Snack Foods Corp	7,030	1,113
John B Sanfilippo & Son Inc	5,357	628
Kroger Co/The	6,156	289
Lancaster Colony Corp	7,000	1,408
Medifast Inc	46,840	4,317
Mission Produce Inc *	28,221	342
Pilgrim's Pride Corp *	132,305	2,843
PriceSmart Inc	12,015	890
Primo Water Corp	42,211	529
Seaboard Corp	144	513
Seneca Foods Corp, Cl A *	315	10
Spectrum Brands Holdings Inc	75,995	5,931
Sprouts Farmers Market Inc *	27,834	1,022
Tootsie Roll Industries Inc	6,061	215
TreeHouse Foods Inc *	9,556	481
Universal Corp/VA	18,077	903
US Foods Holding Corp *	27,134	1,194
USANA Health Sciences Inc *	4,731	298
Vector Group Ltd	6,608	85

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Village Super Market Inc, Cl A	23,205	$530
Vita Coco Co Inc/The *	38,174	1,026
Vital Farms Inc *	99,859	1,197
Weis Markets Inc	27,069	1,738

		44,086
Energy — 4.1%
Ardmore Shipping Corp	60,563	748
ChampionX Corp	14,821	460
CNX Resources Corp *	16,326	289
Coterra Energy Inc	69,602	1,761
Delek US Holdings Inc	314,513	7,533
DHT Holdings Inc	83,305	711
Diamondback Energy Inc, Cl A	12,076	1,586
DT Midstream Inc	61,733	3,060
Golar LNG Ltd	5,175	104
HF Sinclair Corp	40,000	1,784
International Seaways Inc	44,523	1,703
Magnolia Oil & Gas Corp, Cl A	80,870	1,690
Marathon Petroleum Corp	7,296	851
Par Pacific Holdings Inc *	21,115	562
PBF Energy Inc, Cl A	636	26
Pioneer Natural Resources Co	4,198	870
Southwestern Energy Co *	556,157	3,342
TechnipFMC PLC *	164,634	2,736
Teekay Corp *	107,083	647
Teekay Tankers Ltd, Cl A	12,762	488
Tidewater Inc *	15,597	865
Viper Energy Partners LP	71,469	1,917

		33,733
Financials — 14.6%
1st Source Corp	16,032	672
Allstate Corp/The	990	108
American Equity Investment Life Holding Co	164,447	8,569
American Financial Group Inc/OH	13,674	1,624
Ameriprise Financial Inc	4,701	1,562
Arch Capital Group Ltd *	10,008	749
Argo Group International Holdings Ltd *	54,585	1,616
AssetMark Financial Holdings Inc *	13,581	403
Assurant Inc	1,943	244
Axos Financial Inc *	48,113	1,898
Bank of NT Butterfield & Son Ltd/The	5,799	159
Bank OZK	55,988	2,248
BankUnited Inc	6,774	146
BGC Partners Inc, Cl A	1,099,126	4,869
Cambridge Bancorp	2,114	115
Cantaloupe Inc *	119,772	953
Capital City Bank Group Inc	9,652	296
Cass Information Systems Inc	15,894	616
Cboe Global Markets Inc	3,600	497
City Holding Co	10,410	937
CNO Financial Group Inc	289,034	6,841

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Columbia Banking System Inc	448,000	$9,085
Comerica Inc	6,969	295
Community Trust Bancorp Inc	21,646	770
Diamond Hill Investment Group Inc	2,001	343
Donnelley Financial Solutions Inc *	39,415	1,795
Eagle Bancorp Inc	21,162	448
Employers Holdings Inc	17,888	669
Enstar Group Ltd *	314	77
Euronet Worldwide Inc *	56,497	6,631
Everest Re Group Ltd	6,060	2,072
EVERTEC Inc	55,000	2,026
Financial Institutions Inc	53,276	839
First American Financial Corp	3,200	182
First Citizens BancShares Inc/NC, Cl A	775	995
First Commonwealth Financial Corp	316,920	4,009
First Community Bankshares Inc	66,479	1,976
First Financial Bancorp	56,360	1,152
First Interstate BancSystem Inc, Cl A	51,000	1,216
First Merchants Corp	43,616	1,231
FirstCash Holdings Inc	9,375	875
Flywire Corp *	44,351	1,377
FNB Corp/PA	494,669	5,659
Global Payments Inc	1,009	99
Great Southern Bancorp Inc	13,042	662
Hanover Insurance Group Inc/The, Cl A	25,705	2,905
Heritage Global Inc *	140,875	510
Heritage Insurance Holdings Inc *	320,107	1,232
HomeTrust Bancshares Inc	4,975	104
Horace Mann Educators Corp, Cl A	21,962	651
Independent Bank Corp/MI	12,857	218
International Money Express Inc *	1,250	31
KeyCorp	93,452	864
Lincoln National Corp	252,281	6,499
MarketAxess Holdings Inc	350	92
Merchants Bancorp/IN	59,391	1,519
Mid Penn Bancorp Inc	18,174	401
MidWestOne Financial Group Inc	30,180	645
OceanFirst Financial Corp	15,666	245
OFG Bancorp	133,441	3,480
Old National Bancorp/IN, Cl A	109,605	1,528
Pacific Premier Bancorp Inc	120,479	2,492
PacWest Bancorp	120,588	983
PJT Partners Inc, Cl A	14,364	1,000
Popular Inc	11,261	682
Preferred Bank/Los Angeles CA	13,055	718
ProAssurance Corp *	50,661	764
Reinsurance Group of America Inc, Cl A	7,938	1,101
Remitly Global Inc *	92,754	1,746
RenaissanceRe Holdings Ltd	6,494	1,211
Republic Bancorp Inc/KY, Cl A	17,019	723
Selective Insurance Group Inc	19,688	1,889
Sierra Bancorp	26,944	457

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SmartFinancial Inc	1,549	$33
Starwood Property Trust Inc ‡	199,041	3,861
United Fire Group Inc	15,704	356
Univest Financial Corp	50,690	916
Westamerica BanCorp	18,168	696
Zions Bancorp NA	16,313	438

		120,595
Health Care — 16.1%
ACADIA Pharmaceuticals Inc *	87,758	2,102
Addus HomeCare Corp *	7,013	650
ADMA Biologics Inc *	322,834	1,191
Agios Pharmaceuticals Inc *	30,842	873
Akero Therapeutics Inc *	30,983	1,447
Alkermes PLC *	68,608	2,147
AmerisourceBergen Corp, Cl A	4,713	907
Amicus Therapeutics Inc *	171,173	2,150
AMN Healthcare Services Inc *	79,416	8,666
Amphastar Pharmaceuticals Inc *	39,594	2,275
AnaptysBio Inc *	8,349	170
ANI Pharmaceuticals Inc *	36,413	1,960
Anika Therapeutics Inc *	3,846	100
Apellis Pharmaceuticals Inc *	968	88
Ascendis Pharma A/S ADR *	12,446	1,111
AtriCure Inc *	12,038	594
Avanos Medical Inc *	18,832	481
Avista Public Acquisition Corp II, Cl W *	67,355	339
Axogen Inc *	74,912	684
Axonics Inc *	20,957	1,058
BioCryst Pharmaceuticals Inc *	72,719	512
Biohaven Ltd *	7,698	184
BioMarin Pharmaceutical Inc *	5,647	489
Cassava Sciences Inc *(A)	7,527	185
Catalyst Pharmaceuticals Inc *	44,621	600
Charles River Laboratories International Inc *	7,525	1,582
Chemed Corp	5,665	3,069
Chinook Therapeutics Inc *	21,466	825
Collegium Pharmaceutical Inc *	121,243	2,606
Computer Programs and Systems Inc *	21,134	522
Corcept Therapeutics Inc *	24,000	534
CorVel Corp *	3,132	606
Crinetics Pharmaceuticals Inc *	6,227	112
Cross Country Healthcare Inc *	240,707	6,759
Cullinan Oncology Inc *	40,054	431
CVRx Inc *	36,296	560
Day One Biopharmaceuticals Inc *	30,774	367
Deciphera Pharmaceuticals Inc *	93,540	1,317
DICE Therapeutics Inc *	10,756	500
Doximity Inc, Cl A *	38,693	1,316
Edgewise Therapeutics Inc *	31,618	245
Enanta Pharmaceuticals Inc *	12,139	260
Encompass Health Corp	19,928	1,349

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enovis Corp *	57,084	$3,660
Ensign Group Inc/The	4,885	466
Establishment Labs Holdings Inc *	8,985	616
Evolent Health Inc, Cl A *	6,414	194
Globus Medical Inc, Cl A *	29,825	1,776
Haemonetics Corp *	23,458	1,997
Harvard Bioscience Inc *	239,143	1,313
HealthEquity Inc *	16,857	1,064
HealthStream Inc	104,807	2,574
Henry Schein Inc *	10,500	852
Hims & Hers Health Inc *	32,693	307
ICON PLC *	7,886	1,973
ICU Medical Inc *	5,669	1,010
IDEXX Laboratories Inc *	458	230
Incyte Corp *	3,300	205
Insmed Inc *	22,493	475
Inspire Medical Systems Inc *	2,093	679
Intra-Cellular Therapies Inc, Cl A *	17,822	1,129
Ionis Pharmaceuticals Inc *	6,047	248
Iovance Biotherapeutics Inc *	130,416	918
Ironwood Pharmaceuticals Inc, Cl A *	16,698	178
Jazz Pharmaceuticals PLC *	5,000	620
Kiniksa Pharmaceuticals Ltd, Cl A *	31,021	437
Krystal Biotech Inc *	151	18
Kura Oncology Inc *	15,712	166
Lantheus Holdings Inc *	22,178	1,861
LeMaitre Vascular Inc	20,430	1,375
Ligand Pharmaceuticals Inc *	17,553	1,266
LivaNova PLC *	68,306	3,513
Madrigal Pharmaceuticals Inc *	1,092	252
Masimo Corp *	3,863	636
Medpace Holdings Inc *	12,810	3,077
Merit Medical Systems Inc *	31,142	2,605
Mettler-Toledo International Inc *	411	539
National HealthCare Corp	5,454	337
National Research Corp, Cl A	4,451	194
NeoGenomics Inc *	84,509	1,358
Neurocrine Biosciences Inc *	15,038	1,418
NextGen Healthcare Inc *	8,065	131
Novocure Ltd *	2,480	103
OmniAB Inc *	11,714	—
Option Care Health Inc *	42,714	1,388
Pacira BioSciences Inc *	44,489	1,783
Penumbra Inc *	1,427	491
Perrigo Co PLC	32,234	1,094
Phibro Animal Health Corp, Cl A	63,080	864
Phreesia Inc *	27,476	852
Point Biopharma Global Inc, Cl A *	14,694	133
Prestige Consumer Healthcare Inc, Cl A *	46,904	2,788
Privia Health Group Inc *	1,763	46
PTC Therapeutics Inc *	6,783	276
Puma Biotechnology Inc *	179,196	633

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QIAGEN NV *	2,667	$120
QuidelOrtho Corp *	14,903	1,235
REGENXBIO Inc *	23,744	475
Revance Therapeutics Inc *	61,071	1,546
Revvity Inc	12,707	1,509
Shockwave Medical Inc *	2,788	796
SI-BONE Inc *	50,022	1,350
SIGA Technologies Inc *	20,751	105
Supernus Pharmaceuticals Inc *	50,405	1,515
Surgery Partners Inc *	20,167	907
Tabula Rasa HealthCare Inc *	303,109	2,501
Teleflex Inc	8,659	2,096
Tenet Healthcare Corp *	6,108	497
TG Therapeutics Inc *	40,887	1,016
Theravance Biopharma Inc *	30,462	315
TransMedics Group Inc *	10,436	876
Treace Medical Concepts Inc *	55,635	1,423
UFP Technologies Inc *	9,200	1,783
United Therapeutics Corp *	7,055	1,557
Utah Medical Products Inc	10,695	997
Varex Imaging Corp *	44,478	1,048
Ventyx Biosciences Inc *	3,016	99
Viemed Healthcare Inc *	122,739	1,200
Voyager Therapeutics Inc *	89,195	1,021
Xencor Inc *	5,445	136

		132,164
Industrials — 17.8%
A O Smith Corp	4,400	320
AAON Inc	16,416	1,556
AAR Corp *	15,000	866
ABM Industries Inc	104,388	4,452
ACCO Brands Corp	477,909	2,490
Acuity Brands Inc	8,446	1,377
Advanced Drainage Systems Inc	15,809	1,799
AECOM	13,579	1,150
AerSale Corp *	9,960	146
Alamo Group Inc	3,929	723
Alight Inc, Cl A *	49,801	460
Apogee Enterprises Inc	8,561	406
Applied Industrial Technologies Inc, Cl A	12,000	1,738
Argan Inc	2,608	103
Astec Industries Inc	30,606	1,391
Barrett Business Services Inc	2,700	235
Boise Cascade Co	4,228	382
Bowman Consulting Group Ltd, Cl A *	23,005	733
Brady Corp, Cl A	1,378	66
Brink's Co/The	8,533	579
Broadridge Financial Solutions Inc	1,700	282
Builders FirstSource Inc *	18,133	2,466
BWX Technologies Inc, Cl W	92,285	6,605
CACI International Inc, Cl A *	1,073	366
Casella Waste Systems Inc, Cl A *	5,000	452

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CBIZ Inc *	22,449	$1,196
CECO Environmental Corp *	122,408	1,635
Cintas Corp	3,186	1,584
Clean Harbors Inc *	7,022	1,155
CRA International Inc	11,678	1,191
CSG Systems International Inc	16,685	880
CSW Industrials Inc	1,824	303
Curtiss-Wright Corp	12,804	2,352
Ducommun Inc *	19,543	852
EMCOR Group Inc	19,007	3,512
Ennis Inc	34,657	706
Esab Corp	75,081	4,996
ExlService Holdings Inc *	24,383	3,683
Exponent Inc	30,000	2,800
Forward Air Corp	9,000	955
Franklin Covey Co *	10,719	468
FTI Consulting Inc *	6,375	1,213
Genpact Ltd	30,604	1,150
GXO Logistics Inc *	87,444	5,493
H&E Equipment Services Inc	15,603	714
Heartland Express Inc	53,253	874
Heritage-Crystal Clean Inc *	29,302	1,107
Hillenbrand Inc	8,146	418
Hub Group Inc, Cl A *	12,964	1,041
Hubbell Inc, Cl B	1,071	355
Huntington Ingalls Industries Inc, Cl A	1,235	281
Huron Consulting Group Inc *	1,476	125
Hyster-Yale Materials Handling Inc	25,153	1,405
IDEX Corp	4,000	861
Insperity Inc, Cl A	5,000	595
Kadant Inc	10,046	2,231
Kaman Corp, Cl A	61,675	1,501
Kennametal Inc	33,177	942
Kforce Inc	10,057	630
L3Harris Technologies Inc	2,036	399
Landstar System Inc	8,600	1,656
LSI Industries Inc	123,562	1,552
Luxfer Holdings PLC	6,640	94
Marten Transport Ltd	78,638	1,691
Masonite International Corp *	28,376	2,907
Matthews International Corp, Cl A	45,895	1,956
McGrath RentCorp	6,000	555
Miller Industries Inc/TN	36,016	1,278
MSA Safety Inc	10,698	1,861
MSC Industrial Direct Co Inc, Cl A	3,679	351
Mueller Industries Inc	8,000	698
MYR Group Inc *	22,025	3,047
National Presto Industries Inc	7,176	525
Old Dominion Freight Line Inc, Cl A	6,164	2,279
OPENLANE Inc *	280,621	4,271
Park Aerospace Corp	85,755	1,183
Primoris Services Corp	29,688	905

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Radiant Logistics Inc *	17,857	$120
RB Global Inc	49,373	2,962
RBC Bearings Inc *	4,000	870
Resources Connection Inc	21,841	343
Rush Enterprises Inc, Cl A	38,922	2,364
RXO Inc *	50,356	1,142
Schneider National Inc, Cl B	13,231	380
Science Applications International Corp	13,698	1,541
Shoals Technologies Group Inc, Cl A *	47,995	1,227
Simpson Manufacturing Co Inc	7,500	1,039
SP Plus Corp *	1,746	68
Standex International Corp	5,842	826
Tennant Co	12,618	1,023
Terex Corp	16,656	997
Tetra Tech Inc	27,320	4,473
Textainer Group Holdings Ltd	47,803	1,882
Toro Co/The	2,800	285
UFP Industries Inc	9,396	912
United Rentals Inc	4,375	1,949
Verra Mobility Corp, Cl A *	152,803	3,013
Wabash National Corp	3,879	99
Werner Enterprises Inc	7,139	315
WESCO International Inc	29,823	5,340
Westinghouse Air Brake Technologies Corp	3,600	395
WNS Holdings Ltd ADR *	26,370	1,944
XPO Inc *	55,015	3,246
Xylem Inc/NY	4,342	489

		146,799
Information Technology — 14.3%
A10 Networks Inc	113,184	1,651
ACI Worldwide Inc *	202,478	4,691
Agilysys Inc *	17,117	1,175
Amdocs Ltd	14,000	1,384
American Software Inc/GA, Cl A	30,440	320
Amkor Technology Inc	28,193	839
ANSYS Inc *	2,600	859
Appfolio Inc, Cl A *	977	168
Arista Networks Inc *	9,952	1,613
Arlo Technologies Inc *	92,723	1,012
Aspen Technology Inc *	9,268	1,553
Axcelis Technologies Inc *	22,971	4,211
Bel Fuse Inc, Cl B (A)	80,329	4,612
Blackbaud Inc, Cl A *	18,167	1,293
Cadence Design Systems Inc *	9,295	2,180
Calix Inc *	23,763	1,186
Clearfield Inc *	6,959	330
CommVault Systems Inc *	19,305	1,402
Consensus Cloud Solutions Inc *	61,448	1,905
CTS Corp	7,000	298
Digital Turbine Inc *	35,596	330
Diodes Inc *	15,000	1,387
EngageSmart Inc *	31,810	607

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entegris Inc	17,353	$1,923
EPAM Systems Inc *	2,034	457
Fabrinet *	2,627	341
Fair Isaac Corp *	1,635	1,323
Fastly Inc, Cl A *	81,769	1,290
Gartner Inc *	1,518	532
GoDaddy Inc, Cl A *	33,500	2,517
Hackett Group Inc/The	37,239	832
Ichor Holdings Ltd *	16,589	622
Insight Enterprises Inc *	21,641	3,167
Intapp Inc *	19,103	801
Iteris Inc *	268,056	1,062
Lattice Semiconductor Corp *	17,321	1,664
Lumentum Holdings Inc *	2,779	158
MACOM Technology Solutions Holdings Inc *	12,485	818
Manhattan Associates Inc *	10,280	2,055
Model N Inc *	11,744	415
Monolithic Power Systems Inc	2,213	1,196
Napco Security Technologies Inc	4,063	141
ON Semiconductor Corp *	54,188	5,125
OSI Systems Inc *	184	22
Palo Alto Networks Inc *	2,358	602
PDF Solutions Inc *	6,638	299
Perficient Inc *	12,505	1,042
Photronics Inc *	253,542	6,539
Power Integrations Inc	10,000	947
Progress Software Corp	5,788	336
PROS Holdings Inc *	34,863	1,074
PTC Inc *	24,880	3,540
Qualys Inc *	14,379	1,857
Radware Ltd *	15,000	291
Rambus Inc *	12,784	820
RingCentral Inc, Cl A *	773	25
Semtech Corp *	5,382	137
Silicon Motion Technology Corp ADR	92,517	6,648
SolarWinds Corp *	64,815	665
SPS Commerce Inc *	16,563	3,181
Super Micro Computer Inc *	38,138	9,506
Synopsys Inc *	5,114	2,227
Teledyne Technologies Inc *	13,263	5,453
Tenable Holdings Inc *	29,500	1,285
Teradyne Inc	11,312	1,259
Tyler Technologies Inc *	4,508	1,877
Verint Systems Inc *	114,807	4,025
Vishay Precision Group Inc *	10,000	372
Wix.com Ltd *	11,682	914
Yext Inc *	128,471	1,453
Zuora Inc, Cl A *	13,181	145

		117,986
Materials — 6.3%
Alamos Gold Inc, Cl A	47,569	567

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Albemarle Corp	3,497	$780
Ashland Inc	55,852	4,854
Avery Dennison Corp	2,472	425
Axalta Coating Systems Ltd *	170,448	5,592
Balchem Corp	14,444	1,947
Century Aluminum Co *	59,619	520
Chase Corp	3,821	463
Commercial Metals Co, Cl A	181,091	9,536
Crown Holdings Inc	4,800	417
FMC Corp	63,800	6,657
Fortitude Gold Corp	40,846	257
Hawkins Inc	12,136	579
Ingevity Corp *	36,000	2,094
Innospec Inc	7,000	703
Materion Corp	9,421	1,076
NewMarket Corp	1,035	416
Novagold Resources Inc *	213,395	851
O-I Glass Inc, Cl I *	11,556	246
Packaging Corp of America	2,600	344
Reliance Steel & Aluminum Co	1,787	485
Royal Gold Inc, Cl A	2,923	336
Ryerson Holding Corp	19,816	860
Silgan Holdings Inc	256,629	12,033

		52,038
Real Estate — 4.2%
Alexander & Baldwin Inc ‡	34,477	641
Alexander's Inc ‡	5,070	932
Centerspace ‡	15,417	946
Community Healthcare Trust Inc ‡	384	13
CoStar Group Inc *	27,109	2,413
EastGroup Properties Inc ‡	14,800	2,569
Equity Commonwealth *‡	53,090	1,076
Equity LifeStyle Properties Inc ‡	20,564	1,375
FRP Holdings Inc *	4,575	263
Gaming and Leisure Properties Inc ‡	167,435	8,114
Getty Realty Corp ‡	28,351	959
Gladstone Commercial Corp ‡	24,848	307
Highwoods Properties Inc ‡	76,215	1,822
Howard Hughes Corp/The *	9,600	758
Independence Realty Trust Inc ‡	76,848	1,400
Invitation Homes Inc ‡	23,648	813
Life Storage Inc ‡	4,650	618
Medical Properties Trust Inc ‡	416,266	3,855
Newmark Group Inc, Cl A	450,766	2,804
RMR Group Inc/The, Cl A	12,585	292
Ryman Hospitality Properties Inc ‡	10,995	1,022
Saul Centers Inc ‡	2,859	105
Sun Communities Inc ‡	1,400	183
Terreno Realty Corp ‡	12,866	773
Universal Health Realty Income Trust ‡	4,242	202
Urstadt Biddle Properties Inc, Cl A ‡	3,615	77

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ventas Inc ‡	7,436	$351

		34,683
Utilities — 1.7%
Artesian Resources Corp, Cl A	30,081	1,421
Avista Corp	32,500	1,276
Chesapeake Utilities Corp	10,037	1,195
Hawaiian Electric Industries Inc	21,153	766
IDACORP Inc, Cl A	10,909	1,119
MGE Energy Inc	16,399	1,297
Middlesex Water Co	16,481	1,329
NorthWestern Corp	11,200	636
Otter Tail Corp	19,000	1,500
Portland General Electric Co	43,378	2,031
UGI Corp	6,450	174
Unitil Corp	17,644	895
York Water Co/The	9,081	375

		14,014
Total Common Stock
(Cost $475,186) ($ Thousands)		815,067

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, LP
5.110% **†(B)	5,140,950	5,148

Total Affiliated Partnership
(Cost $5,140) ($ Thousands)		5,148

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	9,021,727	9,022

Total Cash Equivalent
(Cost $9,022) ($ Thousands)		9,022

Total Investments in Securities — 100.6%
(Cost $489,348) ($ Thousands)		$829,237

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Small/Mid Cap Fund (Concluded)

Percentages are based on Net Assets of $824,085 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023. The total market value of such securities on loan at June 30, 2023 was $4,777 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $5,148 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$525	$14,867	$(10,244)	$—	$—	$5,148	$16	$—
SEI Daily Income Trust, Government Fund, Institutional Class	10,783	140,053	(141,814)	—	—	9,022	304	—
Totals	$11,308	$154,920	$(152,058)	$—	$—	$14,170	$320	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.4%

Communication Services — 1.8%
Fox Corp, Cl A	2,180	$74
Liberty Broadband Corp, Cl C *	1,005	80
Liberty Media Corp-Liberty SiriusXM *	5,271	172
Live Nation Entertainment Inc *	2,860	261
Playtika Holding Corp *	10,490	122
ROBLOX Corp, Cl A *	2,380	96
Roku Inc, Cl A *	1,470	94
Trade Desk Inc/The, Cl A *	3,050	236
TripAdvisor Inc *	7,840	129
Warner Bros Discovery Inc *	11,340	142

		1,406
Consumer Discretionary — 11.7%
Advance Auto Parts Inc	1,006	71
Aptiv PLC *	1,200	123
AutoNation Inc *	539	89
AutoZone Inc *	113	282
Bath & Body Works Inc	4,940	185
BorgWarner Inc	5,895	288
Boyd Gaming Corp	3,304	229
Caesars Entertainment Inc *	2,560	130
CarMax Inc *	730	61
Carnival Corp *	9,800	185
Carter's Inc	1,612	117
Chipotle Mexican Grill Inc, Cl A *	144	308
Choice Hotels International Inc	1,220	143
Columbia Sportswear Co	2,647	204
Darden Restaurants Inc	740	124
Domino's Pizza Inc	210	71
DR Horton Inc	660	80
eBay Inc	4,700	210
Expedia Group Inc *	3,510	384
Grand Canyon Education Inc *	1,050	108
H&R Block Inc	8,440	269
Harley-Davidson Inc, Cl A	8,666	305
Hasbro Inc	3,783	245
Hilton Worldwide Holdings Inc	740	108
Lennar Corp, Cl A	2,180	273
Lennar Corp, Cl B	1,585	179
LKQ Corp	5,895	344
Lululemon Athletica Inc *	491	186
Mattel Inc *	3,420	67
MGM Resorts International	1,790	79
Mohawk Industries Inc *	1,710	176
O'Reilly Automotive Inc *	260	248
Planet Fitness Inc, Cl A *	1,080	73
Polaris Inc	690	83
PulteGroup Inc	5,142	399
Ross Stores Inc	2,150	241
Royal Caribbean Cruises Ltd *	4,250	441

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Six Flags Entertainment Corp *	7,657	$199
Toll Brothers Inc	4,720	373
TopBuild Corp *	1,470	391
Tractor Supply Co	304	67
Travel + Leisure Co	4,230	171
Ulta Beauty Inc *	217	102
Valvoline Inc	6,003	225
Wynn Resorts Ltd	830	88
YETI Holdings Inc *	1,691	66
Yum! Brands Inc	3,130	434

		9,224
Consumer Staples — 6.6%
Brown-Forman Corp, Cl A	4,840	329
Brown-Forman Corp, Cl B	5,980	399
Casey's General Stores Inc	1,875	457
Celsius Holdings Inc *	1,162	173
Church & Dwight Co Inc	2,380	239
Constellation Brands Inc, Cl A	908	224
Coty Inc, Cl A *	15,730	193
Darling Ingredients Inc *	7,156	457
Dollar Tree Inc *	1,540	221
Hain Celestial Group Inc/The *	3,384	42
Hershey Co/The	1,104	276
Ingredion Inc	3,094	328
Kellogg Co	1,413	95
Kroger Co/The	4,270	201
Lamb Weston Holdings Inc	6,047	695
Performance Food Group Co *	1,830	110
Post Holdings Inc *	710	62
TreeHouse Foods Inc *	5,648	285
Tyson Foods Inc, Cl A	5,879	300
US Foods Holding Corp *	2,300	101

		5,187
Energy — 4.7%
Baker Hughes Co, Cl A	10,010	316
ChampionX Corp	8,030	249
Cheniere Energy Inc	1,250	191
Coterra Energy Inc	9,048	229
DT Midstream Inc	1,875	93
EQT Corp	2,170	89
Halliburton Co	4,510	149
Marathon Petroleum Corp	665	78
ONEOK Inc	5,865	362
Ovintiv Inc	2,280	87
PDC Energy Inc, Cl A	1,520	108
Phillips 66	3,095	295
Pioneer Natural Resources Co	1,445	299
Range Resources Corp	4,310	127
Targa Resources Corp	6,066	462
TechnipFMC PLC *	16,310	271
Valero Energy Corp	1,263	148

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Williams Cos Inc/The	4,052	$132

		3,685
Financials — 12.6%
Aflac Inc	1,370	96
Allstate Corp/The	4,172	455
Ally Financial Inc	2,250	61
American International Group Inc	5,597	322
Ameriprise Financial Inc	886	294
Apollo Global Management Inc	7,078	544
Arch Capital Group Ltd *	4,707	352
Assurant Inc	670	84
Axis Capital Holdings Ltd	2,240	121
Bank of New York Mellon Corp/The	4,480	199
Bank OZK	4,630	186
Block Inc, Cl A *	2,466	164
Chimera Investment Corp ‡	20,232	117
Cincinnati Financial Corp	1,450	141
Evercore Inc, Cl A	690	85
Everest Re Group Ltd	1,117	382
Eversource Energy	2,140	152
Fidelity National Information Services Inc, Cl B	2,390	131
First Horizon Corp	22,803	257
FleetCor Technologies Inc *	1,777	446
Global Payments Inc	2,768	273
Globe Life Inc	737	81
Jefferies Financial Group Inc	3,550	118
Kinsale Capital Group Inc	430	161
Loews Corp	1,340	80
Markel Group Inc *	110	152
MarketAxess Holdings Inc	940	246
MGIC Investment Corp	16,680	263
MSCI Inc, Cl A	740	347
Nasdaq Inc, Cl A	1,386	69
New York Community Bancorp Inc	6,150	69
Pinnacle Financial Partners Inc	3,802	215
Primerica Inc	1,553	307
Progressive Corp/The	2,776	367
Reinsurance Group of America Inc, Cl A	3,554	493
RenaissanceRe Holdings Ltd	960	179
RLI Corp	1,730	236
Stifel Financial Corp	5,233	312
StoneCo Ltd, Cl A *	8,750	111
Synchrony Financial	6,190	210
Unum Group	1,500	72
Voya Financial Inc	3,470	249
W R Berkley Corp	3,742	223
Webster Financial Corp	3,651	138
Western Union Co/The	16,730	196
WEX Inc *	470	86

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zions Bancorp NA	3,550	$95

		9,937
Health Care — 10.6%
Agilent Technologies Inc	666	80
Align Technology Inc *	1,130	400
Alnylam Pharmaceuticals Inc *	340	65
AmerisourceBergen Corp, Cl A	2,231	429
Centene Corp *	3,862	260
Chemed Corp	705	382
DENTSPLY SIRONA Inc	4,460	178
Dexcom Inc *	3,800	488
Encompass Health Corp	4,555	308
Envista Holdings Corp *	5,336	181
Exelixis Inc *	9,200	176
Globus Medical Inc, Cl A *	8,900	530
Guardant Health Inc *	2,250	81
Hologic Inc *	3,310	268
Horizon Therapeutics Plc *	780	80
ICON PLC *	250	63
IDEXX Laboratories Inc *	1,020	512
Incyte Corp *	1,010	63
Inspire Medical Systems Inc *	880	286
Insulet Corp *	360	104
IQVIA Holdings Inc *	1,778	400
Jazz Pharmaceuticals PLC *	504	62
Laboratory Corp of America Holdings	1,624	392
Medpace Holdings Inc *	1,310	315
Mettler-Toledo International Inc *	241	316
Molina Healthcare Inc *	970	292
Neurocrine Biosciences Inc *	940	89
Perrigo Co PLC	3,040	103
QuidelOrtho Corp *	770	64
ResMed Inc	760	166
Royalty Pharma PLC, Cl A	2,713	83
Seagen Inc *	420	81
United Therapeutics Corp *	330	73
Veeva Systems Inc, Cl A *	1,099	217
Waters Corp *	413	110
West Pharmaceutical Services Inc	870	333
Zimmer Biomet Holdings Inc	2,056	299

		8,329
Industrials — 21.1%
A O Smith Corp	3,510	255
AECOM	730	62
AerCap Holdings NV *	4,341	276
Alaska Air Group Inc *	7,060	375
Allegion plc	4,918	590
Allison Transmission Holdings Inc	2,950	167
AMETEK Inc	967	157
Carlisle Cos Inc	992	254
Carrier Global Corp	3,890	193

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cintas Corp	1,000	$497
Clarivate PLC *	10,389	99
Clean Harbors Inc *	2,818	463
Copart Inc *	1,800	164
Delta Air Lines Inc, Cl A	6,600	314
Donaldson Co Inc, Cl A	2,260	141
Dover Corp	2,999	443
EMCOR Group Inc	2,350	434
Esab Corp	3,540	236
Fastenal Co, Cl A	9,327	550
Flowserve Corp	2,970	110
Genpact Ltd	5,642	212
GXO Logistics Inc *	1,760	111
HEICO Corp, Cl A	440	62
Hexcel Corp, Cl A	3,578	272
Huntington Ingalls Industries Inc, Cl A	520	118
Ingersoll Rand Inc	1,940	127
ITT Inc	1,010	94
Kirby Corp *	4,620	356
Landstar System Inc	318	61
Leidos Holdings Inc	1,707	151
Lincoln Electric Holdings Inc	350	70
MSC Industrial Direct Co Inc, Cl A	940	90
nVent Electric PLC	8,813	455
Old Dominion Freight Line Inc, Cl A	480	178
Otis Worldwide Corp	7,115	633
PACCAR Inc	5,075	425
Parker-Hannifin Corp, Cl A	1,826	712
Paychex Inc	4,870	545
Paycom Software Inc	1,230	395
Quanta Services Inc	370	73
RBC Bearings Inc *	600	131
Regal Rexnord Corp	2,891	445
Republic Services Inc	1,644	252
Rockwell Automation Inc	265	87
Ryder System Inc	3,550	301
Schneider National Inc, Cl B	4,140	119
Sensata Technologies Holding PLC	1,330	60
Snap-on Inc	1,426	411
Tetra Tech Inc	1,670	273
Textron Inc	3,980	269
Timken Co/The	2,110	193
Trane Technologies PLC	853	163
TransDigm Group Inc	170	152
United Rentals Inc	998	444
Verisk Analytics Inc, Cl A	1,530	346
Watsco Inc	523	200
WESCO International Inc	1,944	348
Westinghouse Air Brake Technologies Corp	2,588	284
Woodward Inc	1,410	168
WW Grainger Inc	793	625

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem Inc/NY	3,750	$422

		16,613
Information Technology — 12.6%
Akamai Technologies Inc *	4,007	360
Alteryx Inc, Cl A *	4,200	191
Amdocs Ltd	3,196	316
Amphenol Corp, Cl A	935	79
ANSYS Inc *	657	217
AppLovin Corp, Cl A *	3,370	87
Arista Networks Inc *	1,020	165
Avnet Inc	3,745	189
BILL Holdings Inc *	535	63
Cadence Design Systems Inc *	1,215	285
Ciena Corp *	6,520	277
Cirrus Logic Inc *	1,790	145
Cloudflare Inc, Cl A *	1,318	86
Crowdstrike Holdings Inc, Cl A *	700	103
Datadog Inc, Cl A *	2,035	200
DocuSign Inc, Cl A *	2,330	119
DoubleVerify Holdings Inc, Cl Rights *	7,350	286
Dynatrace Inc *	1,863	96
Entegris Inc	1,340	149
F5 Inc, Cl A *	1,626	238
Fair Isaac Corp *	343	278
First Solar Inc *	370	70
Fortinet Inc *	1,440	109
HubSpot Inc *	557	296
Juniper Networks Inc	8,750	274
Lattice Semiconductor Corp *	2,290	220
Manhattan Associates Inc *	2,295	459
Marvell Technology Inc	4,850	290
Microchip Technology Inc	4,676	419
MongoDB Inc, Cl A *	389	160
Monolithic Power Systems Inc	200	108
Motorola Solutions Inc	910	267
NCR Corp *	3,950	100
New Relic Inc *	3,010	197
Nutanix Inc, Cl A *	2,620	73
Okta Inc, Cl A *	1,210	84
Palantir Technologies Inc, Cl A *	17,580	270
Pegasystems Inc	3,131	154
PTC Inc *	1,612	229
Qorvo Inc *	1,989	203
Skyworks Solutions Inc	599	66
Smartsheet Inc, Cl A *	3,166	121
Splunk Inc *	1,720	182
Synopsys Inc *	644	280
Teradata Corp *	8,550	457
Unity Software Inc *	1,830	79
Universal Display Corp	743	107
VeriSign Inc *	602	136

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vontier Corp	6,389	$206
Zebra Technologies Corp, Cl A *	248	73
Zoom Video Communications Inc, Cl A *	2,210	150
Zscaler Inc *	780	114

		9,882
Materials — 4.1%
Alcoa Corp	2,030	69
AptarGroup Inc	1,320	153
Axalta Coating Systems Ltd *	8,961	294
Berry Global Group Inc	4,433	285
CF Industries Holdings Inc	1,950	135
Cleveland-Cliffs Inc *	5,980	100
Eagle Materials Inc	2,380	444
FMC Corp	2,305	241
Graphic Packaging Holding Co	3,890	93
International Flavors & Fragrances Inc	1,721	137
Livent Corp *	10,129	278
NewMarket Corp	423	170
Nucor Corp	2,390	392
Scotts Miracle-Gro Co/The, Cl A	1,148	72
Silgan Holdings Inc	1,428	67
SSR Mining Inc	15,500	220
United States Steel Corp	4,710	118

		3,268
Real Estate — 6.0%
Alexandria Real Estate Equities Inc ‡	2,019	229
AvalonBay Communities Inc ‡	444	84
Camden Property Trust ‡	1,190	130
CubeSmart ‡	1,410	63
Digital Realty Trust Inc, Cl A ‡	2,014	229
EPR Properties, Cl A ‡	7,190	336
Equity LifeStyle Properties Inc ‡	1,260	84
Equity Residential ‡	1,190	78
Essex Property Trust Inc ‡	1,074	252
Federal Realty Investment Trust ‡	670	65
Healthcare Realty Trust Inc, Cl A ‡	5,780	109
Healthpeak Properties Inc ‡	8,940	180
Host Hotels & Resorts Inc ‡	19,357	326
Kimco Realty Corp ‡	2,960	58
Mid-America Apartment Communities Inc ‡	1,106	168
National Storage Affiliates Trust ‡	2,010	70
NNN REIT Inc ‡	8,941	383
Park Hotels & Resorts Inc ‡	9,880	127
Rexford Industrial Realty Inc ‡	10,140	529
SBA Communications Corp, Cl A ‡	1,260	292
Simon Property Group Inc ‡	863	100
UDR Inc ‡	1,370	59
Ventas Inc ‡	9,943	470
Welltower Inc ‡	2,345	190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zillow Group Inc, Cl A *	1,770	$87

		4,698
Utilities — 3.6%
Alliant Energy Corp	1,490	78
CenterPoint Energy Inc	10,632	310
CMS Energy Corp	1,280	75
Consolidated Edison Inc	810	73
DTE Energy Co	2,503	275
Entergy Corp	3,157	307
Evergy Inc	3,198	187
IDACORP Inc, Cl A	972	100
National Fuel Gas Co	1,725	89
NiSource Inc	14,267	390
PPL Corp	10,580	280
UGI Corp	4,683	126
WEC Energy Group Inc	4,005	354
Xcel Energy Inc	2,510	156

		2,800
Total Common Stock
(Cost $68,563) ($ Thousands)		75,029

EXCHANGE TRADED FUND — 0.1%

iShares Russell Mid-Cap Value ETF	921	102

Total Exchange Traded Fund
(Cost $100) ($ Thousands)		102

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	3,387,470	3,387

Total Cash Equivalent
(Cost $3,387) ($ Thousands)		3,387

Total Investments in Securities — 99.8%
(Cost $72,050) ($ Thousands)		$78,518

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Mid-Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P Mid Cap 400 Index E-MINI	8	Sep-2023	$2,088	$2,115	$27

Percentages are based on Net Assets of $78,661 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$630	$(630)	$—	$—	$—	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	2,161	11,463	(10,237)	—	—	3,387	45	—
Totals	$2,161	$12,093	$(10,867)	$—	$—	$3,387	$46	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.2%

Communication Services — 6.5%
Advantage Solutions Inc *	33,948	$79
AT&T Inc	580,400	9,257
ATN International Inc	2,270	83
Comcast Corp, Cl A	213,744	8,881
Fox Corp, Cl A	92,000	3,128
Madison Square Garden Sports Corp	7,305	1,374
Netflix Inc *	9,757	4,298
Omnicom Group Inc	33,700	3,207
Ooma Inc *	4,313	65
Scholastic Corp, Cl B	1,606	63
Shutterstock Inc	3,969	193
Sirius XM Holdings Inc (A)	318,408	1,442
SK Telecom Co Ltd ADR (A)	84,213	1,643
Spotify Technology SA *	10,133	1,627
TEGNA Inc	171,600	2,787
T-Mobile US Inc *	1,349	187
Verizon Communications Inc	356,634	13,263

		51,577
Consumer Discretionary — 6.6%
AutoZone Inc *	4,563	11,377
Canadian Tire Corp Ltd, Cl A	23,000	3,148
Domino's Pizza Inc	4,220	1,422
eBay Inc	66,799	2,985
Frontdoor Inc *	959	31
Gentex Corp	37,401	1,094
Graham Holdings Co, Cl B	318	182
Grand Canyon Education Inc *	29,155	3,009
H&R Block Inc	84,700	2,700
Honda Motor Co Ltd ADR	145,242	4,402
Lowe's Cos Inc	15,500	3,498
Murphy USA Inc	9,200	2,862
O'Reilly Automotive Inc *	5,616	5,365
Papa John's International Inc, Cl A	194	14
Perdoceo Education Corp *	30,361	373
Service Corp International/US	22,800	1,473
Toyota Motor Corp ADR (A)	14,200	2,283
Whirlpool Corp	20,400	3,035
Winmark Corp	423	141
Yum! Brands Inc	23,529	3,260

		52,654
Consumer Staples — 16.9%
Altria Group Inc	135,977	6,160
Archer-Daniels-Midland Co	67,530	5,103
BJ's Wholesale Club Holdings Inc *	26,427	1,665
Boston Beer Co Inc/The, Cl A *	2,640	814
Brown-Forman Corp, Cl B	38,565	2,575
Bunge Ltd	1,211	114
Calavo Growers Inc	9,018	262
Cal-Maine Foods Inc	9,235	416
Campbell Soup Co	110,125	5,034

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Church & Dwight Co Inc	30,018	$3,009
Clorox Co/The	20,499	3,260
Colgate-Palmolive Co	47,221	3,638
Conagra Brands Inc	279,991	9,441
Dollar General Corp	12,412	2,107
Flowers Foods Inc	145,712	3,625
Fresh Del Monte Produce Inc	6,047	155
General Mills Inc	100,582	7,715
Hain Celestial Group Inc/The *	10,037	126
Herbalife Ltd *	27,358	362
Hershey Co/The	202	50
Hormel Foods Corp	47,695	1,918
Hostess Brands Inc, Cl A *	18,309	464
Ingles Markets Inc, Cl A	5,337	441
Ingredion Inc	55,691	5,900
J & J Snack Foods Corp	4,108	651
J M Smucker Co/The	57,416	8,479
John B Sanfilippo & Son Inc	4,543	533
Kellogg Co	145,444	9,803
Keurig Dr Pepper Inc	2,033	64
Kimberly-Clark Corp	12,820	1,770
Kraft Heinz Co/The	219,400	7,789
Kroger Co/The	242,300	11,388
Lancaster Colony Corp	2,167	436
Molson Coors Beverage Co, Cl B	89,600	5,899
Mondelez International Inc, Cl A	7,355	536
Monster Beverage Corp *	13,726	788
National Beverage Corp, Cl A *	2,890	140
Nature's Sunshine Products Inc *	2,120	29
PepsiCo Inc	926	171
Philip Morris International Inc	17,889	1,746
Pilgrim's Pride Corp *	89,326	1,920
Post Holdings Inc *	21,457	1,859
PriceSmart Inc	1,738	129
Procter & Gamble Co/The	11,732	1,780
Reynolds Consumer Products Inc	38,612	1,091
Seaboard Corp	64	228
Seneca Foods Corp, Cl A *	2,634	86
Simply Good Foods Co/The *	2,568	94
SpartanNash Co	3,986	90
TreeHouse Foods Inc *	6,763	341
Tyson Foods Inc, Cl A	14,895	760
USANA Health Sciences Inc *	5,476	345
Vector Group Ltd	29,933	383
Village Super Market Inc, Cl A	10,265	234
Vita Coco Co Inc/The *	10,312	277
Vital Farms Inc *	20,255	243
Walmart Inc	39,235	6,167
WD-40 Co	126	24
Weis Markets Inc	53,447	3,432

		134,059

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 3.2%
Chesapeake Energy Corp	58,546	$4,899
Chevron Corp	50,200	7,899
DT Midstream Inc	56,800	2,816
Exxon Mobil Corp	84,700	9,084
Southwestern Energy Co *	37,378	225
Teekay Corp *	17,377	105
Teekay Tankers Ltd, Cl A	4,609	176

		25,204
Financials — 10.3%
AFC Gamma Inc ‡	2,949	37
Aflac Inc	161,700	11,287
Allstate Corp/The	13,700	1,494
American Financial Group Inc/OH	14,800	1,757
AMERISAFE Inc	269	14
Aon PLC, Cl A	799	276
AssetMark Financial Holdings Inc *	9,153	271
Bank First Corp (A)	1,616	134
Bank of New York Mellon Corp/The	159,600	7,105
Bankwell Financial Group Inc	613	15
Berkshire Hathaway Inc, Cl B *	12,300	4,194
Blue Foundry Bancorp *	2,472	25
BOK Financial Corp	8,114	655
Byline Bancorp Inc	5,118	93
Canadian Imperial Bank of Commerce	58,800	2,513
Cboe Global Markets Inc	23,418	3,232
Chubb Ltd	2,040	393
Columbia Financial Inc *	11,319	196
Community Bank System Inc	2,237	105
Community Trust Bancorp Inc	474	17
Donegal Group Inc, Cl A	2,142	31
Employers Holdings Inc	4,080	153
Everest Re Group Ltd	9,955	3,403
FleetCor Technologies Inc *	6,962	1,748
Greenlight Capital Re Ltd, Cl A *	22,757	240
Hanover Insurance Group Inc/The, Cl A	21,384	2,417
Hartford Financial Services Group Inc/The	111,000	7,994
Horace Mann Educators Corp, Cl A	4,166	124
Independent Bank Corp/MI	1,017	17
James River Group Holdings Ltd	8,695	159
Loblaw Cos Ltd	48,500	4,445
MarketAxess Holdings Inc	1,305	341
Marsh & McLennan Cos Inc	13,396	2,520
Mercantile Bank Corp	3,129	86
MetLife Inc	57,100	3,228
Northeast Bank	1,951	81
OceanFirst Financial Corp	89,610	1,400
Orrstown Financial Services Inc	709	14
Progressive Corp/The	6,204	821
Reinsurance Group of America Inc, Cl A	13,715	1,902
RLI Corp	1,696	231
Safety Insurance Group Inc	4,276	307

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SiriusPoint Ltd *	2,414	$22
SouthState Corp	233	15
Travelers Cos Inc/The	17,900	3,109
Unity Bancorp Inc	1,503	35
Virtu Financial Inc, Cl A	25,261	432
W R Berkley Corp	59,506	3,544
Washington Federal Inc	79,300	2,103
Westamerica BanCorp	4,203	161
Western Union Co/The	507,268	5,950
Willis Towers Watson PLC	3,706	873

		81,719
Health Care — 19.0%
Abbott Laboratories	6,401	698
AbbVie Inc	10,800	1,455
ADMA Biologics Inc *	20,373	75
Agilent Technologies Inc	10,663	1,282
Alkermes PLC *	506	16
Amgen Inc, Cl A	42,500	9,436
Amicus Therapeutics Inc *	8,197	103
Amneal Pharmaceuticals Inc *	64,717	201
Amylyx Pharmaceuticals Inc *	2,255	49
Anika Therapeutics Inc *	10,631	276
Arcturus Therapeutics Holdings Inc *	4,909	141
Aurinia Pharmaceuticals Inc *	1,350	13
Avanos Medical Inc *	8,164	209
Avid Bioservices Inc *	8,984	125
Becton Dickinson & Co	12,613	3,330
Bio-Techne Corp	7,576	618
Bristol-Myers Squibb Co	175,120	11,199
Bruker Corp	2,280	169
Cardinal Health Inc	69,300	6,554
Catalent Inc *	2,042	89
Catalyst Pharmaceuticals Inc *	15,830	213
Cigna Group/The	4,472	1,255
Computer Programs and Systems Inc *	4,572	113
CVS Health Corp	119,726	8,277
Danaher Corp, Cl A	1,137	273
DaVita Inc *	9,829	987
Deciphera Pharmaceuticals Inc *	19,401	273
Eagle Pharmaceuticals Inc/DE *	8,344	162
Elevance Health Inc	6,787	3,015
Exelixis Inc *	151,002	2,886
Gilead Sciences Inc	213,030	16,418
Haemonetics Corp *	2,545	217
Halozyme Therapeutics Inc *	7,354	265
Harmony Biosciences Holdings Inc *	3,696	130
HealthStream Inc	1,980	49
Hologic Inc *	31,188	2,525
Humana Inc	7,826	3,499
Incyte Corp *	39,512	2,460
Innoviva Inc *	27,045	344
iRadimed Corp	2,170	104

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ironwood Pharmaceuticals Inc, Cl A *	10,731	$114
Jazz Pharmaceuticals PLC *	37,755	4,680
Johnson & Johnson	46,500	7,697
Kiniksa Pharmaceuticals Ltd, Cl A *	26,139	368
Laboratory Corp of America Holdings	6,400	1,544
LeMaitre Vascular Inc	1,038	70
Ligand Pharmaceuticals Inc *	883	64
Masimo Corp *	4,026	662
McKesson Corp	19,000	8,119
Medpace Holdings Inc *	1,309	314
Merck & Co Inc	96,200	11,100
Merit Medical Systems Inc *	1,114	93
Mesa Laboratories Inc	556	71
Mettler-Toledo International Inc *	693	909
Mirum Pharmaceuticals Inc *	6,943	180
National HealthCare Corp	2,728	169
Neurocrine Biosciences Inc *	38,841	3,663
Organogenesis Holdings Inc, Cl A *	34,275	114
Organon & Co	110,753	2,305
Patterson Cos Inc	6,524	217
PetIQ Inc, Cl A *	8,518	129
Pfizer Inc	234,656	8,607
Phibro Animal Health Corp, Cl A	12,502	171
Point Biopharma Global Inc, Cl A *	8,549	77
Premier Inc, Cl A	59,819	1,655
Prestige Consumer Healthcare Inc, Cl A *	2,007	119
QIAGEN NV *	54,359	2,448
Quest Diagnostics Inc	23,754	3,339
Regeneron Pharmaceuticals Inc *	2,118	1,522
Revance Therapeutics Inc *	2,432	62
Revvity Inc	1,810	215
Sage Therapeutics Inc *	3,057	144
SIGA Technologies Inc	4,462	22
Supernus Pharmaceuticals Inc *	7,096	213
TransMedics Group Inc *	2,653	223
UFP Technologies Inc *	1,701	330
United Therapeutics Corp *	6,439	1,421
Vanda Pharmaceuticals Inc *	26,865	177
Waters Corp *	8,437	2,249
West Pharmaceutical Services Inc	8,106	3,100
Zimmer Biomet Holdings Inc	18,283	2,662
Zynex Inc *	9,475	91

		150,932
Industrials — 9.9%
3M Co	13,246	1,326
Allison Transmission Holdings Inc	120,448	6,800
Alta Equipment Group Inc	2,234	39
Barrett Business Services Inc	3,251	283
Booz Allen Hamilton Holding Corp, Cl A	18,880	2,107
BWX Technologies Inc, Cl W	11,628	832
Casella Waste Systems Inc, Cl A *	3,466	314
CH Robinson Worldwide Inc	9,849	929

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cintas Corp	991	$493
CSG Systems International Inc	59,368	3,131
Cummins Inc	31,600	7,747
Donaldson Co Inc, Cl A	19,932	1,246
Dun & Bradstreet Holdings Inc	23,228	269
Enerpac Tool Group Corp, Cl A	22,326	603
Ennis Inc	15,604	318
Exponent Inc	525	49
FTI Consulting Inc *	1,069	203
General Dynamics Corp	6,738	1,450
Genpact Ltd	28,220	1,060
Golden Ocean Group Ltd	36,812	278
Huntington Ingalls Industries Inc, Cl A	16,083	3,660
IBEX Holdings Ltd *	6,828	145
L3Harris Technologies Inc	1,005	197
Landstar System Inc	3,094	596
Leidos Holdings Inc	2,626	232
Lennox International Inc	2,719	887
Lockheed Martin Corp	19,970	9,194
ManpowerGroup Inc	9,909	787
Marten Transport Ltd	1,236	27
MSC Industrial Direct Co Inc, Cl A	2,371	226
National Presto Industries	5,408	396
Northrop Grumman Corp	8,859	4,038
Otis Worldwide Corp	26,042	2,318
PACCAR Inc	40,600	3,396
Preformed Line Products Co	467	73
Resources Connection Inc	14,682	231
Rollins Inc	68,252	2,923
Schneider National Inc, Cl B	150,871	4,333
Science Applications International Corp	38,100	4,285
Snap-on Inc	23,330	6,723
SS&C Technologies Holdings Inc	7,993	484
Werner Enterprises Inc	99,600	4,400

		79,028
Information Technology — 13.9%
A10 Networks Inc	18,153	265
ACI Worldwide Inc *	9,046	210
Adeia Inc	14,871	164
Adobe Inc *	785	384
Amdocs Ltd	155,142	15,336
American Software Inc/GA, Cl A	7,577	80
Appfolio Inc, Cl A *	588	101
Arrow Electronics Inc, Cl A *	38,000	5,443
Avnet Inc	101,300	5,111
Benchmark Electronics Inc	11,624	300
Brightcove Inc *	36,407	146
Canon Inc ADR	212,800	5,594
Cisco Systems Inc	265,600	13,742
Diodes Inc *	511	47
Dolby Laboratories Inc, Cl A	17,981	1,505
DoubleVerify Holdings Inc, Cl Rights *	9,758	380

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dropbox Inc, Cl A *	58,048	$1,548
eGain Corp *	5,403	40
EPAM Systems Inc *	5,137	1,155
Fair Isaac Corp *	1,667	1,349
Fortinet Inc *	3,033	229
Gen Digital Inc	112,676	2,090
GoDaddy Inc, Cl A *	1,110	83
Hackett Group Inc/The	6,420	143
Hewlett Packard Enterprise Co	418,100	7,024
Insight Enterprises Inc *	28,800	4,215
InterDigital Inc	2,733	264
International Business Machines Corp	102,708	13,743
Kimball Electronics Inc *	6,779	187
LiveRamp Holdings Inc *	11,133	318
Manhattan Associates Inc *	9,967	1,992
Mitek Systems Inc *	9,629	104
Open Text Corp	57,000	2,373
Oracle Corp, Cl B	105,100	12,516
OSI Systems Inc *	27,531	3,244
Photronics Inc *	1,034	27
Progress Software Corp	7,079	411
PTC Inc *	17,968	2,557
Qualys Inc *	1,281	165
Sanmina Corp *	1,185	71
Sapiens International Corp NV	16,915	450
ScanSource Inc *	1,858	55
Skyworks Solutions Inc	12,229	1,354
SoundThinking Inc *	3,230	71
Synopsys Inc *	2,381	1,037
Teradata Corp *	23,269	1,243
VeriSign Inc *	3,129	707
Vishay Intertechnology Inc	6,312	186
Vishay Precision Group Inc *	8,738	325
Yext Inc *	34,925	395

		110,479
Materials — 4.7%
Balchem Corp	1,865	251
Berry Global Group Inc	87,577	5,635
Coeur Mining Inc *	5,599	16
FutureFuel Corp	13,883	123
Graphic Packaging Holding Co	82,700	1,987
Innospec Inc	606	61
International Paper Co	47,300	1,505
Myers Industries Inc	8,510	165
NewMarket Corp	24,356	9,794
Newmont Corp	14,740	629
Reliance Steel & Aluminum Co	15,600	4,237
Silgan Holdings Inc	138,914	6,514
Sonoco Products Co	72,100	4,255
Southern Copper Corp	11,490	824

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SSR Mining Inc	109,250	$1,549

		37,545
Real Estate — 1.1%
Agree Realty Corp ‡	2,820	184
American Tower Corp, Cl A ‡	11,056	2,144
Apartment Income Corp ‡	33,047	1,193
Crown Castle Inc ‡	962	110
Easterly Government Properties Inc, Cl A ‡	25,099	364
Equity Commonwealth ‡	10,051	204
InvenTrust Properties Corp ‡	673	15
NETSTREIT Corp ‡	5,167	92
Omega Healthcare Investors Inc ‡	2,843	87
Postal Realty Trust Inc, Cl A ‡	27,714	408
Public Storage ‡	4,338	1,266
RMR Group Inc/The, Cl A	3,682	85
SBA Communications Corp, Cl A ‡	7,780	1,803
Universal Health Realty Income Trust ‡	2,392	114
Weyerhaeuser Co ‡	20,736	695

		8,764
Utilities — 5.1%
ALLETE Inc	8,611	499
Avista Corp	1,317	52
California Water Service Group, Cl A	8,270	427
Chesapeake Utilities Corp	1,936	230
Clearway Energy Inc, Cl A	1,300	35
Clearway Energy Inc, Cl C	3,910	112
Consolidated Edison Inc	4,254	385
Constellation Energy Corp	8,733	800
Dominion Energy Inc	29,907	1,549
DTE Energy Co	4,663	513
Edison International	3,167	220
Entergy Corp	37,211	3,623
Evergy Inc	119,827	7,000
Exelon Corp	61,000	2,485
Hawaiian Electric Industries Inc	1,069	39
Middlesex Water Co	795	64
National Fuel Gas Co	93,461	4,800
Northwest Natural Holding Co	5,992	258
NorthWestern Corp	1,589	90
OGE Energy Corp	27,141	975
ONE Gas Inc	5,658	435
Otter Tail Corp	55,888	4,413
Pinnacle West Capital Corp	18,848	1,535
Portland General Electric Co	2,099	98
PPL Corp	142,100	3,760
Pure Cycle Corp *	5,061	56
SJW Group	1,482	104
Southwest Gas Holdings Inc	3,196	203
Spire Inc	2,651	168
UGI Corp	200,897	5,418

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
York Water Co/The	1,550	$64

		40,410
Total Common Stock
(Cost $663,596) ($ Thousands)		772,371

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, LP
5.110% **†(B)	3,459,122	3,460

Total Affiliated Partnership
(Cost $3,460) ($ Thousands)		3,460

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	19,914,868	$19,915

Total Cash Equivalent
(Cost $19,915) ($ Thousands)		19,915

Total Investments in Securities — 100.2%
(Cost $686,971) ($ Thousands)		$795,746

A list of open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	46	Sep-2023	$10,151	$10,323	$172

Percentages are based on Net Assets of $794,451 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $3,460 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$7,816	$20,535	$(24,891)	$(1)	$1	$3,460	$51	$—
SEI Daily Income Trust, Government Fund, Institutional Class	9,947	175,276	(165,308)	—	—	19,915	474	—
Totals	$17,763	$195,811	$(190,199)	$(1)	$1	$23,375	$525	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.5%
Australia — 0.2%
Aurizon Holdings Ltd	263,069	$688
Rio Tinto Ltd	13,776	1,054
Telstra Group Ltd, Cl B	50,980	146
		1,888

Austria — 0.0%
Oberbank AG	81	10
Telekom Austria AG, Cl A	44,848	332
		342

Belgium — 0.4%
Ageas SA/NV	21,222	859
Anheuser-Busch InBev SA/NV	9,736	550
Solvay SA	17,396	1,942
TINC Comm VA	2,066	27
		3,378

Brazil — 0.3%
Yara International ASA	63,020	2,229

Canada — 2.3%
BCE Inc	117,730	5,367
Canadian Utilities Ltd, Cl A	38,800	1,006
CGI Inc, Cl A *	24,800	2,618
Dollarama Inc	500	34
Emera Inc	14,800	610
Empire Co Ltd, Cl A	82,600	2,349
Fairfax Financial Holdings Ltd	2,400	1,800
George Weston Ltd	9,521	1,127
Loblaw Cos Ltd	31,100	2,851
Metro Inc/CN, Cl A	22,600	1,278
		19,040

China — 0.4%
CITIC Telecom International Holdings Ltd	1,597,000	612
Kerry Logistics Network Ltd	108,054	128
Wilmar International Ltd	903,200	2,543
		3,283

Denmark — 1.2%
Carlsberg AS, Cl B	16,950	2,708
Novo Nordisk A/S, Cl B	46,022	7,414
		10,122

Finland — 0.6%
Elisa Oyj	94,112	5,025
Kemira Oyj	15,212	242
Orion Oyj, Cl A	259	11
		5,278

France — 2.5%
ABC arbitrage	4,265	28
Air Liquide SA	19,174	3,435
Bollore SE	171,810	1,070
Carrefour SA	185,782	3,517
Edenred	5,966	399

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eiffage SA	12,015	$1,253
Legrand SA	14,100	1,397
Orange SA	474,977	5,546
Sanofi	40,287	4,316
Vivendi SE	22,345	205
		21,166

Hong Kong — 2.8%
APT Satellite Holdings Ltd	202,000	58
CK Hutchison Holdings Ltd	690,500	4,214
CLP Holdings Ltd, Cl B	531,656	4,141
Dah Sing Banking Group Ltd	108,898	81
Ferretti SpA	21,400	65
HK Electric Investments & HK Electric Investments Ltd	238,315	143
HKT Trust & HKT Ltd	3,008,834	3,503
Langham Hospitality Investments and Langham Hospitality Investments Ltd	425,500	54
Miramar Hotel & Investment	49,000	72
MTR Corp Ltd	239,000	1,100
Nissin Foods Co Ltd	16,455	14
PCCW Ltd	4,732,000	2,455
Power Assets Holdings Ltd	800,000	4,199
Regal Hotels International Holdings Ltd *	77,509	33
SmarTone Telecommunications Holdings Ltd	118,020	73
Swire Pacific Ltd, Cl A	74,000	569
VTech Holdings Ltd	42,069	276
WH Group Ltd	4,683,000	2,494
		23,544

Israel — 2.0%
Arad Ltd	3,532	55
Check Point Software Technologies Ltd *	82,303	10,339
FIBI Holdings Ltd	1,748	70
First International Bank Of Israel Ltd/The	107,723	4,186
Isracard Ltd	5	–
Nice Ltd *	9,655	1,970
Radware Ltd *	18,480	358
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	1,637	97
		17,075

Italy — 0.1%
Snam SpA	192,665	1,006
UniCredit SpA	3,678	86
		1,092

Japan — 9.0%
Achilles Corp	2,500	25
Ahjikan Co Ltd	900	5
Aichi Electric Co Ltd	600	16
Albis Co Ltd	1,600	27
Alinco Inc	2,700	19
Amano Corp	14,300	301

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amiyaki Tei Co Ltd	1,300	$33
Anritsu Corp	136,400	1,163
Arcs Co Ltd	38,300	654
ARTERIA Networks Corp *	5,100	70
Asahi Co Ltd	12,800	115
Asante Inc	8,400	99
Autobacs Seven Co Ltd	19,500	207
Axial Retailing Inc	2,300	58
Belc Co Ltd	4,300	191
Benesse Holdings Inc, Cl A	54,800	700
Canon Marketing Japan Inc	7,100	177
Cawachi Ltd	29,900	456
C'BON COSMETICS Co Ltd	1,100	12
Chubu Electric Power Co Inc	222,800	2,714
Chugoku Marine Paints Ltd	16,700	141
CI Takiron Corp	20,800	83
COLOPL Inc *	10,800	49
Computer Engineering & Consulting Ltd	18,100	226
COMSYS Holdings Corp	16,100	318
Create Medic Co Ltd	5,677	35
Dai Nippon Toryo Co Ltd	7,800	50
Daiken Medical Co Ltd	6,500	24
Dainichiseika Color & Chemicals Manufacturing Co Ltd	1,800	26
Earth Corp	21,200	745
Eco's Co Ltd	1,800	24
Eizo Corp	8,600	283
Ezaki Glico Co Ltd (A)	29,500	771
FAN Communications Inc	8,000	22
FJ Next Holdings Co Ltd	14,600	102
France Bed Holdings Co Ltd	3,600	29
FTGroup Co Ltd	2,900	22
Fujicco Co Ltd	22,500	294
Fujiya Co Ltd	2,900	50
Fukuda Denshi Co Ltd	200	7
Gakkyusha Co Ltd	5,600	82
H.U. Group Holdings Inc	9,300	178
Heiwado Co Ltd	46,600	695
Hitachi Ltd	569	35
Hokuto Corp	53,000	673
House Foods Group Inc	28,600	636
Itochu-Shokuhin Co Ltd	2,003	72
Japan Oil Transportation Co Ltd	2,100	41
Japan Tobacco Inc (A)	355,500	7,775
JM Holdings Co Ltd	4,700	65
JSP Corp	20,300	263
Kajima Corp	54,600	823
Kaken Pharmaceutical Co Ltd	30,400	760
Kakiyasu Honten Co Ltd	4,331	70
Kansai Electric Power Co Inc/The	228,800	2,866
Kato Sangyo Co Ltd	24,900	683
KDDI Corp	54,900	1,693

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kewpie Corp	11,900	$194
Key Coffee Inc	7,400	106
KFC Holdings Japan Ltd	4,000	79
Komeri Co Ltd	8,900	181
Kyokuyo Co Ltd	1,900	48
Kyorin Pharmaceutical Co Ltd	104,700	1,272
Kyosan Electric Manufacturing Co Ltd	9,800	34
Lawson Inc	15,800	699
Lion Corp	34,900	325
Marvelous Inc	5,300	25
McDonald's Holdings Co Japan Ltd	33,100	1,285
Megmilk Snow Brand Co Ltd	34,100	462
Ministop Co Ltd	4,700	47
Miroku Jyoho Service Co Ltd	6,500	71
Mitsubishi Corp	16,400	792
Mitsubishi Shokuhin Co Ltd	18,900	487
Mitsui DM Sugar Holdings Co Ltd	15,000	287
MIXI Inc	1,900	35
Miyoshi Oil & Fat Co Ltd	16,300	116
Mochida Pharmaceutical Co Ltd	3,900	89
Morozoff Ltd	1,200	31
MS&AD Insurance Group Holdings Inc	59,100	2,089
Musashi Co Ltd	2,400	29
Nagatanien Holdings Co Ltd	1,700	25
Nichirei Corp	16,800	359
Nichirin Co Ltd	6,200	120
Nihon Chouzai Co Ltd	25,200	206
Nihon Denkei Co Ltd	2,000	27
Nikko Co Ltd/Hyogo	5,600	25
Nintendo Co Ltd	26,400	1,202
Nippn Corp	111,234	1,422
Nippon BS Broadcasting Corp	1,700	11
Nippon Telegraph & Telephone Corp	4,247,500	5,018
Nisshin Oillio Group Ltd/The	5,452	129
Nissin Foods Holdings Co Ltd	3,700	305
Nittoc Construction Co Ltd	17,600	126
Oiles Corp	17,400	241
Okinawa Cellular Telephone Co	7,000	146
Okumura Corp	6,000	170
Okuwa Co Ltd	5,400	31
Osaki Electric Co Ltd	13,700	52
Otsuka Holdings Co Ltd (A)	41,900	1,534
OUG Holdings Inc	2,236	38
Qol Holdings Co Ltd	12,000	144
Raito Kogyo Co Ltd	6,700	92
Rasa Corp	3,900	40
Ricoh Co Ltd	87,600	745
RYODEN CORP	2,300	35
San-A Co Ltd, Cl A	28,300	894
Sanki Engineering Co Ltd	20,300	213
Sankyo Co Ltd	32,100	1,296
Sanyo Chemical Industries Ltd	1,200	35

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Showa Sangyo Co Ltd	18,600	$346
SKY Perfect JSAT Holdings Inc	192,400	763
Socionext Inc	28,500	4,175
SoftBank Corp	452,000	4,822
SPK Corp	1,900	24
SRA Holdings	6,400	144
ST Corp	5,400	57
Sundrug Co Ltd	69,100	2,046
Tachibana Eletech Co Ltd	3,700	76
Taisei Corp	25,100	875
Takamatsu Construction Group Co Ltd	14,900	267
Takasago International Corp	2,300	43
Tekken Corp	8,500	121
Tobishima Corp	4,600	40
TOKAI Holdings Corp	69,000	431
Tokyo Gas Co Ltd	28,700	625
Tokyo Individualized Educational Institute Inc	8,500	30
Tokyo Seimitsu Co Ltd	13,100	724
Tokyu Construction Co Ltd	59,800	309
Toyo Ink SC Holdings Co Ltd (A)	26,400	399
Trend Micro Inc/Japan *	99,700	4,818
Unicafe Inc *	6,400	40
United Super Markets Holdings Inc	101,800	785
Uoriki Co Ltd	5,800	89
Valor Holdings Co Ltd	16,700	232
Vital KSK Holdings Inc	31,000	191
Warabeya Nichiyo Holdings Co Ltd	2,600	40
Wowow Inc	19,124	152
Yamato Holdings Co Ltd	23,000	416
Yamaura Corp	2,900	23
Yaoko Co Ltd	10,900	546
Yashima Denki Co Ltd	2,600	25
Yasuda Logistics Corp	3,700	25
Yokorei Co Ltd	9,300	76
Yondoshi Holdings Inc	3,300	41
Zenkoku Hosho Co Ltd	4,000	139
Zenrin Co Ltd	23,900	153
		75,325

Netherlands — 2.5%
Flow Traders Ltd	9,619	212
Koninklijke Ahold Delhaize NV	368,976	12,584
Shell PLC	92,510	2,785
Wolters Kluwer NV	44,109	5,597
		21,178

New Zealand — 0.6%
Spark New Zealand Ltd	1,499,875	4,686

Norway — 1.2%
AF Gruppen ASA	449	6
AMSC ASA	7,860	29
Bouvet ASA	2,334	14

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DNB Bank ASA	29,022	$544
Equinor ASA	35,596	1,037
Gjensidige Forsikring ASA	21,783	349
Kongsberg Gruppen ASA	7,523	343
Noram Drilling AS	6,118	29
Orkla ASA	294,080	2,116
Sparebank 1 Oestlandet	3,854	47
SpareBank 1 SMN	5,063	67
SpareBank 1 Sorost-Norge	3,479	16
Sparebanken Vest	24,773	238
Telenor ASA	487,942	4,955
Veidekke ASA	21,684	233
		10,023

Portugal — 0.6%
Corticeira Amorim SGPS SA	3,292	35
Jeronimo Martins SGPS SA	146,722	4,040
NOS SGPS SA	57,922	206
REN - Redes Energeticas Nacionais SGPS SA	407,867	1,110
		5,391

Singapore — 0.8%
Bukit Sembawang Estates Ltd	11,000	33
Fraser and Neave Ltd	20,400	16
Genting Singapore Ltd	1,352,300	942
Jardine Cycle & Carriage Ltd	18,600	479
Jardine Matheson Holdings Ltd	38,500	1,950
Kimly Ltd	90,400	23
Oversea-Chinese Banking Corp Ltd	106,100	965
Sheng Siong Group Ltd	1,367,374	1,658
Singapore Airlines Ltd	97,100	514
Singapore Exchange Ltd	50,800	361
Venture Corp Ltd	12,700	139
		7,080

Spain — 1.3%
Aena SME SA	11,081	1,789
Cia de Distribucion Integral Logista Holdings SA	30,628	825
Iberdrola SA	184,740	2,409
Industria de Diseno Textil SA	29,301	1,134
Redeia Corp SA	295,592	4,961
		11,118

Sweden — 0.9%
Essity AB, Cl B	217,952	5,793
Industrivarden AB, Cl C	20,204	556
Nordea Bank Abp, Cl A	13,795	150
Volvo AB, Cl A	23,916	508
Volvo AB, Cl B	36,143	746
		7,753

Switzerland — 4.8%
ABB Ltd	25,389	998
Berner Kantonalbank AG	248	64

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BKW AG	2,434	$430
Chocoladefabriken Lindt & Spruengli AG	29	364
Holcim AG	1,798	121
Kuehne + Nagel International AG	3,937	1,165
Nestle SA	53,225	6,401
Novartis AG	91,011	9,155
Plazza AG	133	47
PSP Swiss Property AG	20,581	2,298
Roche Holding AG	3,878	1,273
Roche Holding AG	29,599	9,049
St Galler Kantonalbank AG	418	227
Swatch Group AG/The	8,046	442
Swatch Group AG/The, Cl B	1,223	357
Swisscom AG	12,308	7,674
		40,065

United Kingdom — 4.4%
British American Tobacco PLC	31,628	1,049
Bunzl PLC	50,404	1,922
Coca-Cola Europacific Partners PLC	29,087	1,874
GSK PLC	416,150	7,348
Imperial Brands PLC	67,628	1,495
J Sainsbury PLC	78,875	270
Liberty Global PLC, Cl A *	14,073	237
Reckitt Benckiser Group PLC	7,071	531
RELX PLC	230,133	7,668
Sage Group PLC/The	521,011	6,126
Shell PLC	94,810	2,823
Spirent Communications PLC	322,252	670
Tesco PLC	346,267	1,093
Unilever PLC	71,444	3,722
Vodafone Group PLC	162,426	153
		36,981

United States — 57.6%
AbbVie Inc	13,551	1,826
Air Products and Chemicals Inc	7,755	2,323
Alphabet Inc, Cl A *	38,377	4,594
Alphabet Inc, Cl C *	16,522	1,999
Altria Group Inc	126,106	5,713
Amdocs Ltd	75,235	7,437
American Business Bank *	1,369	37
American Electric Power Co Inc	4,931	415
AMETEK Inc	21,787	3,527
Amgen Inc, Cl A	34,558	7,673
Aon PLC, Cl A	7,297	2,519
Apple Inc	42,975	8,336
AptarGroup Inc	30,447	3,528
Arrow Electronics Inc, Cl A *	8,441	1,209
AT&T Inc	249,407	3,978
AutoZone Inc *	1,795	4,476
Bank of New York Mellon Corp/The	15,549	692
Becton Dickinson & Co	15,047	3,973
Berkshire Hathaway Inc, Cl B *	1,297	442

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BlackRock TCP Capital Corp	21,658	$236
Booz Allen Hamilton Holding Corp, Cl A	20,559	2,294
Box Inc, Cl A *	61,711	1,813
Brady Corp, Cl A	11,748	559
Bristol-Myers Squibb Co	141,913	9,075
Cadence Design Systems Inc *	15,875	3,723
Campbell Soup Co	98,150	4,486
Cardinal Health Inc	57,514	5,439
Casey's General Stores Inc	19,357	4,721
Cboe Global Markets Inc	25,356	3,499
Centene Corp *	7,762	524
CH Robinson Worldwide Inc	2,112	199
Chemed Corp	4,390	2,378
Chubb Ltd	2,889	556
Church & Dwight Co Inc	80,020	8,020
Cigna Group/The	6,237	1,750
Cisco Systems Inc	213,820	11,063
Clorox Co/The	48,912	7,779
Coca-Cola Co/The	100,764	6,068
Cognizant Technology Solutions Corp, Cl A	4,618	301
Colgate-Palmolive Co	101,625	7,829
Comcast Corp, Cl A	13,492	561
CommVault Systems Inc *	60,311	4,380
Conagra Brands Inc	90,135	3,039
Consolidated Edison Inc	66,302	5,994
Copart Inc *	2,020	184
Corebridge Financial Inc	79,784	1,409
Costco Wholesale Corp	8,153	4,389
Crane Co	26,052	2,322
CSG Systems International Inc	7,264	383
CVS Health Corp	59,126	4,087
Dolby Laboratories Inc, Cl A	65,342	5,468
Dollar General Corp	3,194	542
Domino's Pizza Inc	2,651	893
Donaldson Co Inc, Cl A	5,350	334
Duke Energy Corp	22,584	2,027
eBay Inc	88,683	3,963
Ecolab Inc	8,626	1,610
Electronic Arts Inc	88,467	11,474
Elevance Health Inc	1,275	567
Eli Lilly & Co	891	418
Ennis Inc	1,617	33
Eversource Energy	1,089	77
F5 Inc, Cl A *	3,897	570
Fair Isaac Corp *	3,197	2,587
Ferguson PLC	5,019	790
Flowers Foods Inc	40,063	997
Fox Corp, Cl A	23,607	803
Fox Corp, Cl B	44,708	1,426
General Dynamics Corp	16,480	3,546
General Electric Co	4,453	489
General Mills Inc	94,214	7,226

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genuine Parts Co	9,230	$1,562
Gilead Sciences Inc	150,847	11,626
Graco Inc	79,018	6,823
Graham Holdings Co, Cl B	745	426
Grand Canyon Education Inc *	11,046	1,140
HealthStream Inc	22,240	546
Hershey Co/The	30,678	7,660
Hologic Inc *	10,065	815
Honeywell International Inc	13,668	2,836
Humana Inc	18,498	8,271
Huntington Ingalls Industries Inc, Cl A	4,369	994
Incyte Corp *	120,764	7,518
Ingredion Inc	5,713	605
Innospec Inc	884	89
Insight Enterprises Inc *	4,201	615
Insperity Inc, Cl A	2,599	309
Inter Parfums Inc	3,289	445
Intercontinental Exchange Inc	21,996	2,487
International Business Machines Corp	12,077	1,616
J M Smucker Co/The	19,923	2,942
John B Sanfilippo & Son Inc	1,005	118
Johnson & Johnson	68,226	11,293
Juniper Networks Inc	244,138	7,649
Kellogg Co	124,039	8,360
Keysight Technologies Inc *	4,126	691
Kimberly-Clark Corp	77,373	10,682
Knight-Swift Transportation Holdings Inc, Cl A	635	35
Kraft Heinz Co/The	104,078	3,695
L3Harris Technologies Inc	4,955	970
Landstar System Inc	5,469	1,053
Leidos Holdings Inc	5,136	454
Lockheed Martin Corp	9,799	4,511
Marathon Petroleum Corp	40,173	4,684
Marsh & McLennan Cos Inc	43,513	8,184
McDonald's Corp	8,422	2,513
McKesson Corp	19,227	8,216
MDC Holdings Inc	7,256	339
Medtronic PLC	51,373	4,526
Merck & Co Inc	21,521	2,483
Microsoft Corp	24,046	8,189
Molina Healthcare Inc *	3,348	1,009
Mondelez International Inc, Cl A	107,920	7,872
Motorola Solutions Inc	18,930	5,552
MSC Industrial Direct Co Inc, Cl A	17,243	1,643
NetApp Inc	22,928	1,752
NetScout Systems Inc *	41,260	1,277
NewMarket Corp	2,454	987
NextGen Healthcare Inc *	1,547	25
Northrop Grumman Corp	8,122	3,702
Nova Ltd *	2,765	324
NVR Inc *	64	406

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oil-Dri Corp of America	480	$28
Oracle Corp, Cl B	53,637	6,388
O'Reilly Automotive Inc *	1,137	1,086
PACCAR Inc	23,113	1,933
PepsiCo Inc	41,651	7,715
Pfizer Inc	31,207	1,145
Philip Morris International Inc	74,471	7,270
Phillips 66	11,249	1,073
Procter & Gamble Co/The	72,810	11,048
Public Storage ‡	6,733	1,965
Reliance Steel & Aluminum Co	6,339	1,722
Republic Services Inc	33,603	5,147
Royal Gold Inc, Cl A	54,153	6,216
RPM International Inc	17,997	1,615
Silgan Holdings Inc	53,413	2,505
Synopsys Inc *	7,134	3,106
T-Mobile US Inc *	10,925	1,518
Ulta Beauty Inc *	1,751	824
United Therapeutics Corp *	4,556	1,006
UnitedHealth Group Inc	5,334	2,564
USANA Health Sciences Inc *	11,882	749
Varia US Properties AG	28	1
VeriSign Inc *	12,640	2,856
Verizon Communications Inc	169,426	6,301
Vertex Pharmaceuticals Inc *	4,712	1,658
VMware Inc, Cl A *	1,674	241
Walgreens Boots Alliance Inc	135,041	3,847
Walmart Inc	66,701	10,484
Waste Management Inc	2,314	401
WEC Energy Group Inc	2,066	182
Yelp Inc, Cl A *	7,009	255
Zimmer Biomet Holdings Inc	1,375	200
		485,165

Total Common Stock
(Cost $758,649) ($ Thousands)		813,202

PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG, 7.000%	5,482	623
Henkel AG & Co KGaA (B)	43,203	3,453

Total Preferred Stock
(Cost $3,763) ($ Thousands)		4,076

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, LP
5.110% **†(C)	10,996,784	$11,000

Total Affiliated Partnership
(Cost $10,998) ($ Thousands)		11,000

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	12,416,616	12,417

Total Cash Equivalent
(Cost $12,417) ($ Thousands)		12,417

Total Investments in Securities — 99.8%
(Cost $785,827) ($ Thousands)		$840,695

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	28	Sep-2023	$1,318	$1,352	$31
FTSE 100 Index	6	Sep-2023	570	575	5
Hang Seng Index	2	Jul-2023	239	240	1
S&P 500 Index E-MINI	38	Sep-2023	8,384	8,528	144
SPI 200 Index	3	Sep-2023	355	358	3
TOPIX Index	4	Sep-2023	629	633	8
			$11,495	$11,686	$192

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/24/23	GBP	13,861	USD	17,623	$1
Barclays PLC	07/24/23	CHF	19,239	USD	21,494	(59)
Barclays PLC	07/24/23	EUR	34,378	USD	37,577	35
Barclays PLC	07/24/23	JPY	5,719,949	USD	40,553	850
Brown Brothers Harriman	07/24/23	USD	3	AUD	5	—
Brown Brothers Harriman	07/24/23	USD	36	AUD	53	—
Brown Brothers Harriman	07/24/23	AUD	19	USD	13	—
Brown Brothers Harriman	07/24/23	AUD	23	USD	15	—
Brown Brothers Harriman	07/24/23	SGD	30	USD	22	—
Brown Brothers Harriman	07/24/23	SGD	42	USD	31	—
Brown Brothers Harriman	07/24/23	CAD	14	USD	11	—
Brown Brothers Harriman	07/24/23	CAD	90	USD	68	—
Brown Brothers Harriman	07/24/23	CHF	104	USD	116	—
Brown Brothers Harriman	07/24/23	NZD	38	USD	23	—
Brown Brothers Harriman	07/24/23	NZD	77	USD	47	(1)
Brown Brothers Harriman	07/24/23	USD	0	NZD	0	—
Brown Brothers Harriman	07/24/23	USD	131	NZD	212	(1)
Brown Brothers Harriman	07/24/23	USD	26	SGD	35	—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/24/23	USD	109	SGD	147	$(1)
Brown Brothers Harriman	07/24/23	GBP	187	USD	236	(2)
Brown Brothers Harriman	07/24/23	USD	193	DKK	1,309	(1)
Brown Brothers Harriman	07/24/23	USD	33	CAD	44	—
Brown Brothers Harriman	07/24/23	USD	239	CAD	315	(1)
Brown Brothers Harriman	07/24/23	USD	333	SEK	3,561	(3)
Brown Brothers Harriman	07/24/23	USD	23	HKD	179	—
Brown Brothers Harriman	07/24/23	USD	310	HKD	2,427	—
Brown Brothers Harriman	07/24/23	HKD	281	USD	36	—
Brown Brothers Harriman	07/24/23	HKD	67	USD	9	—
Brown Brothers Harriman	07/24/23	DKK	415	USD	61	—
Brown Brothers Harriman	07/24/23	USD	98	NOK	1,058	1
Brown Brothers Harriman	07/24/23	USD	344	NOK	3,676	(1)
Brown Brothers Harriman	07/24/23	EUR	444	USD	484	(1)
Brown Brothers Harriman	07/24/23	USD	37	GBP	29	—
Brown Brothers Harriman	07/24/23	USD	626	GBP	491	(1)
Brown Brothers Harriman	07/24/23	USD	281	CHF	251	—
Brown Brothers Harriman	07/24/23	USD	506	CHF	451	—
Brown Brothers Harriman	07/24/23	USD	116	JPY	16,694	—
Brown Brothers Harriman	07/24/23	USD	876	JPY	124,719	(10)
Brown Brothers Harriman	07/24/23	SEK	312	USD	29	—
Brown Brothers Harriman	07/24/23	SEK	986	USD	91	—
Brown Brothers Harriman	07/24/23	USD	1,480	EUR	1,351	(5)
Brown Brothers Harriman	07/24/23	NOK	2,290	USD	211	(3)
Brown Brothers Harriman	07/24/23	JPY	93,564	USD	653	3
Standard Chartered	07/24/23	DKK	33,035	USD	4,853	6
Standard Chartered	07/24/23	SEK	78,794	USD	7,334	31
Standard Chartered	07/24/23	HKD	100,469	USD	12,841	15
Westpac Banking	07/24/23	AUD	1,583	USD	1,072	18
Westpac Banking	07/24/23	NZD	4,184	USD	2,581	19
Westpac Banking	07/24/23	SGD	5,872	USD	4,374	31
Westpac Banking	07/24/23	CAD	9,424	USD	7,133	8
Westpac Banking	07/24/23	NOK	71,100	USD	6,637	(5)
						$923

Percentages are based on Net Assets of $842,175 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $11,000 ($ Thousands).

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Global Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$17,355	$106,874	$(113,238)	$3	$6	$11,000	$50	$—
SEI Daily Income Trust, Government Fund, Institutional Class	8,497	127,498	(123,578)	—	—	12,417	367	—
Totals	$25,852	$234,372	$(236,816)	$3	$6	$23,417	$417	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%

Communication Services — 3.1%
Cogeco Communications Inc	46,300	$2,473
Comcast Corp, Cl A	63,700	2,647
Fox Corp, Cl A	83,711	2,846
Fox Corp, Cl B	30,630	977
Madison Square Garden Sports Corp	8,917	1,677
New York Times Co/The, Cl A	90,194	3,552
SK Telecom Co Ltd ADR (A)	118,500	2,312
T-Mobile US Inc *	28,774	3,997
Verizon Communications Inc	165,341	6,149

		26,630
Consumer Discretionary — 4.4%
AutoZone Inc *	8,100	20,196
Darden Restaurants Inc	6,293	1,051
Honda Motor Co Ltd ADR	129,300	3,919
McDonald's Corp	24,867	7,421
Murphy USA Inc	8,800	2,738
Toyota Motor Corp ADR (A)	16,500	2,652

		37,977
Consumer Staples — 16.0%
Altria Group Inc	51,246	2,321
Campbell Soup Co	50,496	2,308
Church & Dwight Co Inc	72,051	7,222
Clorox Co/The	19,287	3,067
Coca-Cola Co/The	64,543	3,887
Coca-Cola Europacific Partners PLC	49,400	3,183
Colgate-Palmolive Co	57,659	4,442
Costco Wholesale Corp	10,898	5,867
Dollar General Corp	8,848	1,502
General Mills Inc	95,437	7,320
Hershey Co/The	32,131	8,023
Hormel Foods Corp	91,658	3,687
J M Smucker Co/The	33,538	4,953
Kellogg Co	100,719	6,789
Kimberly-Clark Corp	41,715	5,759
Kroger Co/The	317,500	14,923
Lamb Weston Holdings Inc	28,333	3,257
McCormick & Co Inc/MD	71,893	6,271
Metro Inc/CN, Cl A	58,400	3,302
PepsiCo Inc	56,305	10,429
Procter & Gamble Co/The	39,918	6,057
Target Corp, Cl A	5,756	759
Walmart Inc	152,635	23,991

		139,319
Energy — 1.1%
Chevron Corp	17,900	2,817
DT Midstream Inc	7,200	357
Shell PLC ADR	48,400	2,922
Williams Cos Inc/The	96,414	3,146

		9,242

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 14.1%
Aflac Inc	112,800	$7,873
Allstate Corp/The	65,446	7,136
American Financial Group Inc/OH	41,500	4,928
Berkshire Hathaway Inc, Cl B *	33,500	11,423
Cboe Global Markets Inc	46,588	6,430
Chubb Ltd	12,399	2,388
Cullen/Frost Bankers Inc	12,546	1,349
Erie Indemnity Co, Cl A	14,926	3,135
Everest Re Group Ltd	37,394	12,784
Eversource Energy	68,092	4,829
First Hawaiian Inc	148,027	2,666
Hanover Insurance Group Inc/The, Cl A	19,700	2,227
Jack Henry & Associates Inc	10,939	1,830
M&T Bank Corp	13,412	1,660
MGIC Investment Corp	108,239	1,709
Morningstar Inc, Cl A	17,397	3,411
National Bank of Canada	54,700	4,080
Progressive Corp/The	110,900	14,680
RenaissanceRe Holdings Ltd	31,431	5,863
Travelers Cos Inc/The	106,824	18,551
White Mountains Insurance Group Ltd	2,847	3,954

		122,906
Health Care — 21.8%
AbbVie Inc	78,328	10,553
AmerisourceBergen Corp, Cl A	14,727	2,834
Amgen Inc, Cl A	16,800	3,730
AstraZeneca PLC ADR	75,200	5,382
Bristol-Myers Squibb Co	122,211	7,815
Chemed Corp	12,280	6,652
CVS Health Corp	31,417	2,172
Danaher Corp, Cl A	14,581	3,500
Elevance Health Inc	41,000	18,216
Eli Lilly & Co	59,900	28,092
Gilead Sciences Inc	42,973	3,312
Henry Schein Inc *	15,739	1,276
Humana Inc	23,845	10,662
Incyte Corp *	94,641	5,891
Johnson & Johnson	56,537	9,358
McKesson Corp	8,957	3,827
Merck & Co Inc	195,945	22,610
Mettler-Toledo International Inc *	3,168	4,155
Neurocrine Biosciences Inc *	49,986	4,714
Pfizer Inc	208,635	7,653
Quest Diagnostics Inc	50,752	7,134
Thermo Fisher Scientific Inc	4,607	2,404
United Therapeutics Corp *	9,184	2,027
UnitedHealth Group Inc	33,000	15,861

		189,830
Industrials — 12.0%
3M Co	11,500	1,151

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Automatic Data Processing Inc	11,680	$2,567
Carrier Global Corp	50,700	2,520
CH Robinson Worldwide Inc	33,696	3,179
CSG Systems International Inc	37,600	1,983
Cummins Inc	10,600	2,599
EMCOR Group Inc	13,365	2,470
General Dynamics Corp	11,900	2,560
L3Harris Technologies Inc	22,600	4,424
Landstar System Inc	11,414	2,198
Lockheed Martin Corp	5,885	2,709
Northrop Grumman Corp	40,245	18,344
Quanta Services Inc	32,700	6,424
Raytheon Technologies Corp	127,200	12,461
Republic Services Inc	131,000	20,065
Rollins Inc	49,026	2,100
Schneider National Inc, Cl B	126,110	3,622
Waste Management Inc	74,421	12,906

		104,282
Information Technology — 19.0%
Amdocs Ltd	243,713	24,091
Apple Inc	146,300	28,378
Cisco Systems Inc	101,118	5,232
F5 Inc, Cl A *	22,415	3,278
Microsoft Corp	87,996	29,966
Motorola Solutions Inc	87,964	25,798
NetApp Inc	46,296	3,537
Oracle Corp, Cl B	207,100	24,663
Qorvo Inc *	29,520	3,012
Synopsys Inc *	39,300	17,112

		165,067
Materials — 2.4%
AptarGroup Inc	6,262	725
Avery Dennison Corp	26,300	4,518
Corteva Inc	74,350	4,260
NewMarket Corp	7,800	3,137
Royal Gold Inc, Cl A	15,330	1,760
Sealed Air Corp	58,400	2,336
Silgan Holdings Inc	81,300	3,812

		20,548
Real Estate — 0.2%
Equity LifeStyle Properties Inc ‡	29,390	1,966

Utilities — 3.9%
Ameren Corp	74,283	6,067
American Electric Power Co Inc	42,124	3,547
DTE Energy Co	38,099	4,192
Duke Energy Corp	37,738	3,387
Entergy Corp	17,400	1,694
National Fuel Gas Co	34,340	1,764
NextEra Energy Inc	25,080	1,861
Portland General Electric Co	52,500	2,458

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Public Service Enterprise Group Inc	37,300	$2,335
Southern Co/The	19,305	1,356
WEC Energy Group Inc	63,946	5,642

		34,303
Total Common Stock
(Cost $377,867) ($ Thousands)		852,070

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, LP
5.110% **†(B)	4,557,134	4,557

Total Affiliated Partnership
(Cost $4,558) ($ Thousands)		4,557

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	16,698,258	16,698

Total Cash Equivalent
(Cost $16,698) ($ Thousands)		16,698

Total Investments in Securities — 100.4%
(Cost $399,123) ($ Thousands)		$873,325

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	41	Sep-2023	$9,040	$9,201	$161

Percentages are based on Net Assets of $869,547 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $4,557 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$3,473	$11,359	$(10,275)	$—	$—	$4,557	$21	$—
SEI Daily Income Trust, Government Fund, Institutional Class	14,834	204,875	(203,011)	—	—	16,698	536	—
Totals	$18,307	$216,234	$(213,286)	$—	$—	$21,255	$557	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.1%
Australia — 4.3%
Abacus Property Group ‡	226,087	$406
AGL Energy Ltd	194,391	1,403
ANZ Group Holdings	24,433	386
Aurizon Holdings Ltd	311,192	814
Bendigo & Adelaide Bank	52,109	298
BlueScope Steel Ltd	9,491	131
Brambles Ltd	149,572	1,437
Coles Group Ltd	16,582	203
CSL Ltd	3,288	608
Deterra Royalties Ltd	32,233	99
Dexus ‡	57,350	298
Elders Ltd	31,023	136
Harvey Norman Holdings Ltd (A)	390,215	907
JB Hi-Fi Ltd	31,973	935
Medibank Pvt Ltd	154,364	362
Metcash, Cl A	363,957	913
Northern Star Resources Ltd	23,415	191
Orica Ltd	14,718	146
Rio Tinto Ltd	9,399	719
Rio Tinto PLC	3,140	199
Rio Tinto PLC ADR	1,711	109
Sonic Healthcare Ltd	27,138	645
Telstra Group Ltd, Cl B	316,051	906
Transurban Group	42,206	402
Vicinity Ltd ‡	170,560	210
Wesfarmers Ltd	18,824	620
Woolworths Group Ltd	17,215	456
		13,939

Austria — 0.4%
ANDRITZ AG	3,144	175
CA Immobilien Anlagen AG	4,737	137
Mayr Melnhof Karton	3,190	467
S Immo AG	9,548	–
Telekom Austria AG, Cl A	81,520	603
		1,382

Belgium — 0.8%
Ageas SA/NV	24,007	972
Etablissements Franz Colruyt NV	25,637	955
Proximus SADP	69,089	514
UCB SA, Cl A	2,296	204
		2,645

Brazil — 0.1%
Yara International ASA	5,270	186

Canada — 2.2%
Bank of Nova Scotia/The, Cl C	7,856	393
Canadian Imperial Bank of Commerce	21,358	913
Canadian Tire Corp Ltd, Cl A	15,528	2,125
Cogeco Communications Inc	16,038	857
Loblaw Cos Ltd	24,108	2,210

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stella-Jones	13,355	$689
		7,187

China — 0.1%
Wilmar International Ltd	124,500	350

Denmark — 3.2%
AP Moller - Maersk A/S, Cl B	197	346
Carlsberg AS, Cl B	12,271	1,961
Coloplast A/S, Cl B	6,624	828
Danske Bank A/S	48,402	1,177
DSV A/S	720	151
Genmab A/S *	1,478	559
Jyske Bank A/S *	2,041	155
Novo Nordisk A/S, Cl B	16,838	2,712
Scandinavian Tobacco Group A/S	66,734	1,110
Solar, Cl B *	2,119	157
Sydbank A/S	22,507	1,039
UIE	5,640	150
		10,345

Finland — 1.4%
Elisa Oyj	10,692	571
Kemira Oyj	45,914	731
Kesko Oyj, Cl B	56,495	1,063
Metsa Board, Cl B	58,373	431
Orion Oyj, Cl B	14,464	600
TietoEVRY Oyj	37,140	1,024
		4,420

France — 9.6%
Air Liquide SA	3,881	695
Arkema SA	4,068	383
AXA SA	35,579	1,049
BNP Paribas SA	3,209	202
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	5,335	104
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes	886	129
Carrefour SA	182,910	3,463
Cie Generale des Etablissements Michelin SCA	59,833	1,766
Credit Agricole (A)	22,471	267
Danone SA	39,253	2,404
Dassault Systemes SE	7,594	337
Edenred	1,525	102
Eiffage SA	6,260	653
Engie SA	76,712	1,274
Euroapi *	2,998	34
Eutelsat Communications SA (A)	72,639	474
Hermes International	182	395
Legrand SA	7,583	751
L'Oreal SA	465	217
Metropole Television SA	61,744	874
Orange SA	402,972	4,705

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pernod Ricard SA	2,108	$466
Sanofi	65,556	7,023
Societe BIC SA	22,897	1,312
Thales SA, Cl A	5,065	758
TotalEnergies SE	22,396	1,284
Vivendi SE	33,639	309
		31,430

Germany — 4.5%
Bayer AG	33,008	1,825
Bayerische Motoren Werke AG	1,331	163
Beiersdorf AG	12,795	1,693
Deutsche Boerse AG	3,936	726
Deutsche Telekom AG	155,073	3,380
DHL Group	28,985	1,414
E.ON SE	10,939	139
Fresenius Medical Care AG & Co KGaA	3,728	178
Fresenius SE & Co KGaA	10,322	286
Hannover Rueck SE	1,509	320
Henkel AG & Co KGaA	3,258	229
Hornbach Holding AG & Co KGaA	11,109	876
Knorr-Bremse AG	2,220	170
Merck KGaA	3,447	570
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,589	2,095
Siemens Healthineers AG	2,446	138
Sirius Real Estate Ltd	87,389	95
Suedzucker	14,730	262
Talanx	3,767	216
		14,775

Hong Kong — 3.6%
Bank of East Asia	83,200	115
CK Asset Holdings Ltd	175,000	972
CK Hutchison Holdings Ltd	312,000	1,904
CK Infrastructure Holdings Ltd	82,000	435
CLP Holdings Ltd, Cl B	92,000	717
Dah Sing Banking Group Ltd	288,000	215
Henderson Land Development	44,000	131
HK Electric Investments & HK Electric Investments Ltd	650,500	390
HKT Trust & HKT Ltd	582,000	678
Kerry Properties Ltd	290,500	604
Link REIT ‡	92,900	517
MTR Corp Ltd	107,500	495
Paliburg Holdings Ltd *	186,000	38
PCCW Ltd	1,347,704	699
Power Assets Holdings Ltd	174,500	916
SmarTone Telecommunications Holdings Ltd	328,500	203
Swire Pacific Ltd, Cl A	14,500	111
VTech Holdings Ltd	226,600	1,488
WH Group Ltd	2,391,000	1,273
		11,901

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Indonesia — 0.2%
First Resources	710,800	$733

Ireland — 0.1%
Kerry Group PLC, Cl A	2,140	209

Israel — 2.2%
Bank Hapoalim BM	28,956	237
Bank Leumi Le-Israel BM	56,853	423
Bezeq The Israeli Telecommunication Corp Ltd	544,055	664
Check Point Software Technologies Ltd *	17,885	2,247
Elbit Systems Ltd	6,276	1,306
First International Bank Of Israel Ltd/The	5,842	227
Globrands	1,087	117
Israel Discount Bank Ltd, Cl A	20,053	99
Kerur Holdings Ltd	4,845	106
Mizrahi Tefahot Bank Ltd	12,013	399
Nice ADR *	3,550	733
Oil Refineries Ltd	1,412,507	403
Radware Ltd *	7,916	153
Shufersal Ltd *	26,493	138
		7,252

Italy — 1.8%
A2A SpA	636,039	1,161
ACEA SpA	18,052	236
Assicurazioni Generali SpA	15,478	314
Enel SpA	61,229	412
Eni SpA	100,588	1,447
Snam SpA	154,099	805
Terna - Rete Elettrica Nazionale	27,136	231
UnipolSai Assicurazioni (A)	546,367	1,353
		5,959

Japan — 24.3%
AEON Investment Corp ‡	681	733
Anritsu Corp	22,600	193
Arcs Co Ltd	38,800	662
Bandai Namco Holdings Inc	6,900	160
Benesse Holdings Inc, Cl A	11,100	142
Bridgestone (A)	26,900	1,103
Brother Industries Ltd	51,100	747
Canon Inc (A)	93,900	2,464
Choushimaru Co Ltd	10,500	86
Chubu Electric Power Co Inc	63,100	768
Citizen Watch	85,500	515
Daicel Corp	75,100	671
Daiichi Sankyo Co Ltd	7,500	238
Daiki Aluminium Industry Co Ltd	9,800	95
Daito Trust Construction Co Ltd	1,700	172
DCM Holdings Co Ltd	88,300	747
Earth Corp	7,100	249
EDION Corp	77,600	783

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ENEOS Holdings Inc	365,400	$1,254
Ezaki Glico Co Ltd (A)	16,900	441
Fuji Nihon Seito	29,300	148
Fujicco Co Ltd	7,900	103
FUJIFILM Holdings Corp	7,600	452
Heiwado Co Ltd	7,900	118
Honda Motor Co Ltd	36,500	1,104
House Foods Group Inc	9,900	220
Hoya Corp	1,500	179
Inpex Corp (A)	88,500	971
ITOCHU Corp	80,300	3,184
Itochu Enex Co Ltd	67,200	591
Itoham Yonekyu Holdings	160,400	806
Japan Post Bank Co Ltd	38,900	303
Japan Post Holdings Co Ltd	200,000	1,435
Japan Real Estate Investment Corp ‡	26	99
Japan Tobacco Inc (A)	123,900	2,710
Kajima Corp	157,800	2,379
Kaken Pharmaceutical Co Ltd	20,700	518
Kamigumi Co Ltd	10,100	229
Kaneka Corp	24,800	694
Kansai Electric Power Co Inc/The	47,000	589
Kao Corp	6,400	232
Kato Sangyo Co Ltd	8,700	239
KDDI Corp	108,400	3,342
Keihanshin Building Co Ltd	14,200	114
Keisei Electric Railway	4,674	193
Keiyo Co Ltd	16,100	90
Kewpie Corp	18,100	295
Kinden Corp	67,500	912
Komeri Co Ltd	5,200	106
K's Holdings Corp	68,400	595
Kuraray Co Ltd (A)	171,300	1,665
Kurimoto Ltd	10,700	166
Lawson Inc	13,400	593
Lintec	44,600	704
Marubeni Corp	17,400	296
Maruichi Steel Tube Ltd	4,400	101
McDonald's Holdings Co Japan Ltd	3,100	120
Megmilk Snow Brand Co Ltd	25,000	339
MEIJI Holdings Co Ltd	30,700	684
MIRAIT ONE corp	50,300	632
Mitsubishi Corp	3,200	154
Mitsubishi Electric	67,600	954
Mitsubishi Shokuhin Co Ltd	23,100	595
Mitsubishi UFJ Financial Group	205,800	1,514
Mitsui & Co Ltd	28,400	1,073
Mizuho Financial Group Inc	193,480	2,953
Morinaga	10,800	337
Morinaga Milk Industry Co Ltd	3,000	98
Morishita Jintan Co Ltd	10,900	151
MS&AD Insurance Group Holdings Inc	52,400	1,853

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NEC Corp	6,400	$310
Nichirei Corp	6,500	139
Nintendo Co Ltd	22,100	1,006
Nippn Corp	17,100	219
Nippon Electric Glass (A)	29,000	510
NIPPON EXPRESS HOLDINGS INC (A)	14,400	811
Nippon Kayaku	11,300	97
Nippon Light Metal Holdings Co Ltd	12,300	124
Nippon Telegraph & Telephone Corp	3,462,500	4,090
Nippon Television Holdings	80,400	765
Nisshin Seifun Group Inc	15,500	191
Nissin Foods Holdings Co Ltd	2,500	206
Nitto Fuji Flour Milling Co Ltd	5,000	162
Nomura Holdings Inc	190,500	725
Okinawa Cellular Telephone Co	6,200	129
Otsuka Corp	9,100	354
Otsuka Holdings Co Ltd (A)	16,600	608
Sankyo Co Ltd	38,600	1,559
Sankyu	14,000	463
Secom Co Ltd	8,500	574
Seino Holdings	58,300	829
Sekisui Chemical Co Ltd	43,000	620
Sekisui House Ltd	47,600	960
Senko Group Holdings	73,200	526
Seven & i Holdings Co Ltd	5,500	237
Shimizu Corp	43,700	276
Showa Sangyo Co Ltd	5,500	102
SoftBank Corp	31,100	332
Sompo Holdings Inc	2,400	107
Sugi Holdings Co Ltd	6,800	303
SUMCO Corp (A)	23,700	336
Sumitomo Chemical Co Ltd	72,200	219
Sumitomo Corp	38,800	822
Sumitomo Heavy Industries (A)	12,300	294
Sumitomo Mitsui Financial Group Inc	46,500	1,990
Sumitomo Mitsui Trust Holdings	29,800	1,055
Sundrug Co Ltd	15,900	471
Taisei Corp	17,100	596
Takeda Pharmaceutical Co Ltd	18,900	593
Techno Ryowa	18,100	120
Teijin Ltd	138,300	1,385
Toppan Printing Co Ltd	5,800	125
Trend Micro Inc/Japan	21,900	1,058
Tsuruha Holdings Inc	3,000	223
USS Co Ltd	30,200	499
Valor Holdings Co Ltd	29,600	410
Yaizu Suisankagaku Industry Co Ltd	16,800	96
Yamada Denki Co Ltd	316,100	929
Yamaguchi Financial Group	92,500	620
Yamato Holdings Co Ltd	10,600	192
Zaoh	8,700	147
		79,669

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jordan — 0.3%
Hikma Pharmaceuticals PLC	40,058	$963

Netherlands — 3.0%
ABN AMRO Bank NV	11,695	181
JDE Peet's NV	23,902	711
Koninklijke Ahold Delhaize NV	180,028	6,140
Koninklijke KPN NV	143,332	511
NN Group NV	37,509	1,388
Shell PLC	3,555	107
Wolters Kluwer NV	7,314	928
		9,966

New Zealand — 0.8%
Fisher & Paykel Healthcare Corp Ltd	19,131	287
Fletcher Building Ltd	191,165	636
Freightways Group	11,948	61
Mercury NZ Ltd	109,078	435
Meridian Energy Ltd	35,190	121
SKY Network Television	70,053	105
Spark New Zealand Ltd	282,585	883
		2,528

Norway — 1.0%
Atea	7,146	104
DNB Bank ASA	22,448	421
Equinor ASA	18,951	552
Norsk Hydro ASA	28,454	169
Olav Thon Eiendomsselskap ASA	6,096	95
Orkla ASA	207,401	1,493
SpareBank 1 SR-Bank	17,208	209
Telenor ASA	29,170	296
		3,339

Portugal — 1.3%
Jeronimo Martins SGPS SA	101,631	2,799
NOS SGPS SA	175,171	622
REN - Redes Energeticas Nacionais SGPS SA	209,231	569
Sonae SGPS	383,487	377
		4,367

Singapore — 4.1%
DBS Group Holdings Ltd	108,700	2,537
Frasers Property	144,000	91
Genting Singapore Ltd	910,000	634
Jardine Cycle & Carriage Ltd	111,600	2,876
Jardine Matheson Holdings Ltd	12,100	613
Mapletree Logistics Trust ‡	154,270	185
Oversea-Chinese Banking Corp Ltd	233,500	2,123
Sheng Siong Group Ltd	383,000	464
Singapore Airlines Ltd	52,300	277
Singapore Exchange Ltd	30,300	216
Singapore Technologies Engineering Ltd	276,200	753
Straits Trading	74,500	113
United Overseas Bank Ltd	89,200	1,850

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Venture Corp Ltd	69,300	$756
		13,488

South Africa — 0.0%
Thungela Resources	1,394	11

Spain — 2.4%
Acerinox	28,711	305
Aena SME SA	4,085	660
CaixaBank SA	14,847	61
Cia de Distribucion Integral Logista Holdings SA	90,492	2,437
Endesa SA (A)	25,772	552
Faes Farma	103,252	358
Iberdrola SA	57,953	755
Industria de Diseno Textil SA	23,396	905
Redeia Corp SA	41,575	698
Repsol SA, Cl A	58,369	849
Telefonica SA	61,390	249
		7,829

Sweden — 1.8%
Axfood AB	25,918	548
Epiroc, Cl B	14,793	239
Essity AB, Cl B	39,021	1,037
Industrivarden AB, Cl C	14,988	412
KNOW IT AB	7,589	123
Nordea Bank Abp, Cl A	58,384	634
Nyfosa	18,745	103
Securitas, Cl B	16,575	136
Svenska Cellulosa AB SCA, Cl B	11,438	146
Swedbank AB, Cl A	32,836	553
Swedish Orphan Biovitrum AB *	23,839	464
Tele2 AB, Cl B	36,780	303
Telefonaktiebolaget LM Ericsson, Cl B	68,105	368
Volvo AB, Cl B	31,322	647
		5,713

Switzerland — 8.1%
ABB Ltd	11,765	463
Alcon Inc	3,282	272
ALSO Holding AG	606	131
Baloise Holding AG	8,165	1,199
Barry Callebaut AG	135	261
Basellandschaftliche Kantonalbank	201	200
Berner Kantonalbank AG	473	123
BKW AG	5,701	1,007
Chocoladefabriken Lindt & Spruengli AG	74	930
Emmi AG	591	570
EMS-Chemie Holding AG	206	156
Helvetia Holding	3,743	506
Holcim AG	11,094	746
Nestle SA	10,269	1,235
Novartis AG	55,965	5,630
PSP Swiss Property AG	3,886	434

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Roche Holding AG	15,615	$4,774
Roche Holding AG	347	114
Romande Energie Holding	1,900	112
Sika AG	1,337	382
Sonova Holding AG	3,097	825
Swatch Group AG/The	2,198	121
Swiss Life Holding AG	1,728	1,010
Swiss Prime Site AG	1,190	103
Swiss Re AG	1,155	116
Swisscom AG	6,032	3,761
Thurgauer Kantonalbank	927	125
TX Group AG	559	67
Valiant Holding AG	8,341	869
Vetropack Holding, Cl A	3,654	169
Zurich Insurance Group AG	226	107
		26,518

United Kingdom — 13.2%
3i Group PLC	18,195	451
AstraZeneca PLC ADR	5,620	402
Atalaya Mining PLC	44,952	183
B&M European Value Retail SA	189,317	1,341
BAE Systems PLC	390,677	4,604
Bank of Georgia Group	12,433	462
BP PLC	235,524	1,372
BP PLC ADR	10,967	387
British American Tobacco PLC	47,590	1,578
BT Group PLC, Cl A	650,300	1,012
Bunzl PLC	27,294	1,041
Centamin	87,775	102
Coca-Cola Europacific Partners PLC	7,885	508
Computacenter PLC	30,082	876
DCC PLC	3,197	179
Diageo PLC	12,148	522
Ferguson PLC	3,996	630
Finsbury Food Group PLC	134,390	160
Gateley Holdings	45,924	95
GSK PLC	244,074	4,309
Haleon PLC	31,313	128
Howden Joinery Group PLC	31,799	260
HSBC Holdings PLC	99,862	789
Imperial Brands PLC	136,439	3,016
Inchcape PLC	24,346	241
J Sainsbury PLC	548,249	1,875
Kingfisher PLC	245,727	724
Land Securities Group PLC ‡	30,716	224
National Grid PLC	41,454	548
Pearson PLC	84,069	879
Premier Foods	334,775	542
QinetiQ Group PLC	391,128	1,759
Reckitt Benckiser Group PLC	9,785	735
RELX PLC	23,211	773
Sage Group PLC/The	82,555	971

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shell PLC	80,736	$2,404
Smith & Nephew PLC	16,601	268
Spirent Communications PLC	63,430	132
Standard Chartered PLC	15,772	137
Tate & Lyle	79,876	737
Tesco PLC	796,394	2,515
Unilever PLC	58,454	3,045
Woodside Energy Group	5,009	116
YouGov	8,551	109
		43,141

United States — 0.3%
Ferguson PLC	3,109	489
GSK PLC ADR	9,074	323
Taro Pharmaceutical Industries Ltd *	5,402	205
		1,017

Total Common Stock
(Cost $255,051) ($ Thousands)		311,262

PREFERRED STOCK — 0.8%
Germany — 0.8%
Henkel AG & Co KGaA (B)	30,256	2,418

Total Preferred Stock
(Cost $1,993) ($ Thousands)		2,418

	Number of Rights
RIGHT — 0.0%
Australia — 0.0%
Abacus Property Group *‡‡	40,372	34
Total Right
(Cost $—) ($ Thousands)		34

	Shares
AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, LP
5.110% **†(C)	16,124,773	16,131

Total Affiliated Partnership
(Cost $16,128) ($ Thousands)		16,131

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**	4,605,762	$4,606

Total Cash Equivalent
(Cost $4,606) ($ Thousands)		4,606

Total Investments in Securities — 102.2%
(Cost $277,778) ($ Thousands)		$334,451

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	28	Sep-2023	$1,331	$1,352	$19
FTSE 100 Index	7	Sep-2023	675	671	(3)
Hang Seng Index	2	Jul-2023	241	240	(1)
SPI 200 Index	2	Sep-2023	242	238	(1)
TOPIX Index	5	Sep-2023	801	792	2
			$3,290	$3,293	$16

Percentages are based on Net Assets of $327,368 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $16,131 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$18,526	$74,502	$(76,901)	$—	$4	$16,131	$54	$—
SEI Daily Income Trust, Government Fund, Institutional Class	2,754	44,621	(42,769)	—	—	4,606	121	—
Totals	$21,280	$119,123	$(119,670)	$—	$4	$20,737	$175	$—

See “Glossary for abbreviations”.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.3%

Real Estate — 98.3%
Acadia Realty Trust ‡	36,020	$518
Alexandria Real Estate Equities Inc ‡	15,130	1,717
American Homes 4 Rent, Cl A ‡	8,160	289
American Tower Corp, Cl A ‡	7,580	1,470
Apple Hospitality REIT Inc ‡	13,950	211
AvalonBay Communities Inc ‡	17,210	3,257
Boston Properties Inc ‡	17,170	989
Brixmor Property Group Inc ‡	57,330	1,261
Camden Property Trust ‡	6,910	752
Cousins Properties Inc ‡	34,100	777
DiamondRock Hospitality Co ‡	75,610	606
Digital Realty Trust Inc, Cl A ‡	40,870	4,654
Douglas Emmett Inc ‡	58,059	730
Elme Communities ‡	15,870	261
Equinix Inc ‡	7,350	5,762
Equity Residential ‡	53,520	3,531
Extra Space Storage Inc ‡	15,490	2,306
First Industrial Realty Trust Inc ‡	34,020	1,791
Healthpeak Properties Inc ‡	79,450	1,597
Highwoods Properties Inc ‡	15,130	362
Host Hotels & Resorts Inc ‡	75,020	1,263
Invitation Homes Inc ‡	97,340	3,348
Kilroy Realty Corp ‡	26,420	795
Kimco Realty Corp ‡	65,213	1,286
Life Storage Inc ‡	7,620	1,013
Medical Properties Trust Inc ‡	54,173	502
Mid-America Apartment Communities Inc ‡	3,010	457
National Storage Affiliates Trust ‡	10,930	381
Omega Healthcare Investors Inc ‡	28,560	876
Prologis Inc ‡	64,310	7,886
Public Storage ‡	11,220	3,275
Retail Opportunity Investments Corp ‡	55,306	747
Rexford Industrial Realty Inc ‡	38,130	1,991
RPT Realty ‡	47,250	494
Sabra Health Care Inc ‡	18,967	223
SBA Communications Corp, Cl A ‡	7,180	1,664
Simon Property Group Inc ‡	23,236	2,683

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sun Communities Inc ‡	17,561	$2,291
Tricon Residential Inc	85,571	754
UDR Inc ‡	34,320	1,474
Urban Edge Properties ‡	35,360	546
Ventas Inc ‡	55,910	2,643
Welltower Inc ‡	43,070	3,484
Xenia Hotels & Resorts Inc ‡	46,520	573

		73,490
Total Common Stock
(Cost $60,534) ($ Thousands)		73,490

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.110% **†(A)	4,288	3

Total Affiliated Partnership
(Cost $4) ($ Thousands)		3

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	1,223,583	1,224

Total Cash Equivalent
(Cost $1,224) ($ Thousands)		1,224

Total Investments in Securities — 99.9%
(Cost $61,762) ($ Thousands)		$74,717

Percentages are based on Net Assets of $74,764 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $3 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$3	$—	$—	$—	$—	$3	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	2,110	14,825	(15,711)	—	—	1,224	36	—
Totals	$2,113	$14,825	$(15,711)	$—	$—	$1,227	$36	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 40.3%
Agency Mortgage-Backed Obligations — 35.0%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$193	$196
7.000%, 05/01/2024 to 03/01/2039	53	56
6.500%, 10/01/2031 to 06/01/2053	4,022	4,124
6.000%, 02/01/2032 to 06/01/2053	3,713	3,770
5.500%, 01/01/2024 to 06/01/2053	7,889	7,866
5.000%, 05/01/2033 to 04/01/2053	7,782	7,681
4.500%, 04/01/2035 to 12/01/2052	10,261	10,002
4.000%, 08/01/2041 to 02/01/2053	13,762	13,141
3.500%, 12/01/2033 to 06/01/2052	34,268	31,792
3.000%, 03/01/2031 to 05/01/2052	30,152	26,996
2.500%, 10/01/2031 to 05/01/2052	61,834	53,024
2.000%, 06/01/2040 to 05/01/2052	59,012	49,147
1.504%, 07/15/2031	265	188
1.500%, 11/01/2040 to 05/01/2051	15,913	12,516
FHLMC ARM
7.040%, ICE LIBOR USD 12 Month + 1.650%, 03/01/2043(A)	74	74
6.324%, ICE LIBOR USD 12 Month + 1.684%, 02/01/2043(A)	109	110
5.497%, ICE LIBOR USD 12 Month + 1.770%, 09/01/2042(A)	75	77
5.403%, ICE LIBOR USD 12 Month + 1.637%, 09/01/2045(A)	754	761
5.147%, ICE LIBOR USD 12 Month + 1.688%, 09/01/2047(A)	475	480
4.670%, ICE LIBOR USD 12 Month + 1.637%, 04/01/2048(A)	965	962
4.299%, SOFR30A + 2.130%, 07/01/2052(A)	482	463
4.199%, SOFR30A + 2.304%, 05/01/2053(A)	1,532	1,473
4.140%, ICE LIBOR USD 12 Month + 1.637%, 03/01/2049(A)	400	397
4.123%, SOFR30A + 2.380%, 09/01/2052(A)	284	270
3.986%, SOFR30A + 2.140%, 08/01/2052(A)	557	524
3.922%, ICE LIBOR USD 12 Month + 1.717%, 01/01/2044(A)	166	166
3.913%, SOFR30A + 2.130%, 07/01/2052(A)	408	387
3.586%, ICE LIBOR USD 12 Month + 1.644%, 10/01/2043(A)	111	112
3.155%, ICE LIBOR USD 12 Month + 1.642%, 08/01/2043(A)	74	74
3.098%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(A)	230	218
3.034%, ICE LIBOR USD 12 Month + 1.606%, 09/01/2043(A)	44	44
3.005%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	1,290	1,208

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.872%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(A)	$429	$406
2.817%, ICE LIBOR USD 12 Month + 1.640%, 05/01/2049(A)	284	277
2.672%, ICE LIBOR USD 12 Month + 1.611%, 10/01/2043(A)	89	90
2.521%, ICE LIBOR USD 12 Month + 1.631%, 11/01/2043(A)	90	90
2.407%, ICE LIBOR USD 12 Month + 1.635%, 07/01/2043(A)	46	46
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	7	7
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	16	17
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	154	156
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	422	434
FHLMC CMO, Ser 2007-3281, Cl AI, IO
1.237%, 02/15/2037(A)	33	3
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	87	88
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
0.837%, 05/15/2038(A)	4	–
FHLMC CMO, Ser 2010-3621, Cl SB, IO
1.037%, 01/15/2040(A)	23	2
FHLMC CMO, Ser 2011-3947, Cl SG, IO
0.757%, 10/15/2041(A)	186	15
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	890	808
FHLMC CMO, Ser 2012-271, Cl F5
5.693%, ICE LIBOR USD 1 Month + 0.500%, 08/15/2042(A)	295	288
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	239	218
FHLMC CMO, Ser 2012-272, Cl F1
5.693%, ICE LIBOR USD 1 Month + 0.500%, 08/15/2042(A)	459	449
FHLMC CMO, Ser 2012-280, Cl F1
5.693%, ICE LIBOR USD 1 Month + 0.500%, 09/15/2042(A)	476	465
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	116	5
FHLMC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	821	749
FHLMC CMO, Ser 2012-4054, Cl SA, IO
0.857%, 08/15/2039(A)	346	25
FHLMC CMO, Ser 2012-4122, Cl FP
5.593%, ICE LIBOR USD 1 Month + 0.400%, 10/15/2042(A)	343	334

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	$238	$12
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	47	7
FHLMC CMO, Ser 2013-4203, Cl PS, IO
1.057%, 09/15/2042(A)	174	13
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	292	246
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	72	58
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	72	3
FHLMC CMO, Ser 2013-4240, Cl FA
5.693%, ICE LIBOR USD 1 Month + 0.500%, 08/15/2043(A)	863	844
FHLMC CMO, Ser 2013-4248, Cl FT
5.693%, ICE LIBOR USD 1 Month + 0.500%, 09/15/2043(A)	296	288
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.074%, 02/15/2038(A)	10	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
0.807%, 05/15/2044(A)	38	3
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	130	112
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.000%, 04/15/2041(A)(C)	116	5
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	406	353
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039(D)	83	82
FHLMC CMO, Ser 2016-353, Cl S1, IO
0.807%, 12/15/2046(A)	262	24
FHLMC CMO, Ser 2016-4631, Cl FA
5.693%, ICE LIBOR USD 1 Month + 0.500%, 11/15/2046(A)	562	544
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(D)	1,862	1,490
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,213	1,087
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	332	298
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	885	798
FHLMC CMO, Ser 2018-4793, Cl FD
5.493%, ICE LIBOR USD 1 Month + 0.300%, 06/15/2048(A)	130	125
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	187	162
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	417	373
FHLMC CMO, Ser 2018-4826, Cl KF
5.493%, ICE LIBOR USD 1 Month + 0.300%, 09/15/2048(A)	269	258

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	$37	$36
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	604	546
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	585	513
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	281	229
FHLMC CMO, Ser 2020-4993, Cl KF
5.600%, ICE LIBOR USD 1 Month + 0.450%, 07/25/2050(A)	2,380	2,275
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	735	118
FHLMC CMO, Ser 2020-5004, Cl FM
5.500%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2050(A)	507	484
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	723	112
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	267	39
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,727	471
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	325	48
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	506	67
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	144	22
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	683	101
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	2,313	418
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	502	68
FHLMC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,038	117
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,007	802
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	404	347
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	431	344
FHLMC CMO, Ser 2021-5119, Cl QF
5.267%, SOFR30A + 0.200%, 06/25/2051(A)	722	686
FHLMC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	978	135
FHLMC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	361	291
FHLMC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	829	718

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	$517	$444
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	756	665
FHLMC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	408	362
FHLMC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	753	658
FHLMC CMO, Ser 2022-5202, Cl IN, IO
3.000%, 01/25/2047	771	99
FHLMC CMO, Ser 2022-5203, Cl G
2.500%, 11/25/2048	335	291
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	652	584
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,924
FHLMC CMO, Ser 2023-5300, Cl C
2.000%, 09/25/2047	1,010	915
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	414
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.301%, 11/25/2032(A)	12,998	199
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.527%, 01/25/2033(A)	6,500	198
FHLMC Multifamily Structured Pass Through Certificates, Ser 157, Cl A2
4.200%, 05/25/2033	700	685
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.477%, 01/25/2030(A)	3,481	245
FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Cl A2
1.558%, 04/25/2030	500	414
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.612%, 03/25/2031(A)	8,436	263
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl A2
2.350%, 03/25/2032	400	340
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.403%, 08/25/2032(A)	10,988	249
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl A2
3.530%, 08/25/2032	800	744
FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Cl A2
4.412%, 03/25/2030	200	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(A)	$280	$270
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.736%, 03/25/2027(A)	4,554	85
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029(A)	4,850	286
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.015%, 06/25/2029(A)	1,986	84
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.374%, 06/25/2029(A)	700	44
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.813%, 04/25/2030(A)	1,294	113
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.960%, 08/25/2023(A)	3,319	2
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.411%, 07/25/2026(A)	964	30
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.654%, 12/25/2027(A)	2,989	62
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
1.027%, 05/25/2028(A)	3,994	150
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.349%, 06/25/2027(A)	1,510	41
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	539
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(A)	710	590
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	301
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	580	545
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
7.450%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)(E)	590	590
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.019%, 10/25/2037(A)	60	51

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA
7.500%, 10/01/2037 to 04/01/2039	$68	$71
7.000%, 09/01/2026 to 02/01/2053	900	929
6.500%, 05/01/2027 to 05/01/2053	6,910	7,086
6.000%, 01/01/2024 to 05/01/2053	5,025	5,099
5.500%, 02/01/2035 to 09/01/2056	3,597	3,624
5.000%, 06/01/2038 to 04/01/2053	6,501	6,465
4.720%, 07/01/2033	100	102
4.680%, 07/01/2033	100	101
4.510%, 08/01/2033	300	302
4.500%, 04/01/2025 to 08/01/2058	18,691	18,203
4.440%, 11/01/2032	100	99
4.420%, 04/01/2033	100	99
4.410%, 12/01/2032	200	199
4.370%, 11/01/2032	200	198
4.320%, 06/01/2033	200	198
4.200%, 01/01/2029	775	753
4.060%, 07/01/2032	299	285
4.000%, 01/01/2027 to 06/01/2057	39,113	37,407
3.900%, 08/01/2032	200	187
3.890%, 07/01/2032	600	561
3.880%, 07/01/2032	99	94
3.850%, 08/01/2032	200	186
3.840%, 07/01/2032	100	95
3.820%, 07/01/2027	111	107
3.740%, 09/01/2032	200	188
3.560%, 07/01/2032	100	93
3.520%, 06/01/2032	100	93
3.500%, 05/01/2033 to 06/15/2053	48,864	45,257
3.450%, 03/01/2029	57	54
3.345%, 06/01/2032	100	91
3.250%, 05/01/2029	58	54
3.160%, 05/01/2029	180	166
3.020%, 05/01/2026	550	514
3.000%, 12/01/2031 to 07/01/2060	120,879	108,191
2.930%, 06/01/2030	75	69
2.900%, 11/01/2029	495	449
2.820%, 07/01/2027	551	513
2.500%, 03/01/2035 to 09/01/2061	82,921	71,248
2.455%, 04/01/2040	1,920	1,383
2.150%, 02/01/2032(A)	239	199
2.000%, 05/01/2036 to 04/01/2052	160,389	133,543
1.850%, 09/01/2035	550	462
1.500%, 10/01/2041 to 07/01/2051	17,761	14,119
FNMA ARM
6.954%, ICE LIBOR USD 12 Month + 1.560%, 03/01/2043(A)	10	10
6.058%, ICE LIBOR USD 12 Month + 1.653%, 01/01/2043(A)	45	45
5.894%, 12 Month Treas Avg + 1.929%, 11/01/2035(A)	147	145

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.818%, 12 Month Treas Avg + 1.848%, 10/01/2035(A)	$37	$37
5.768%, 12 Month Treas Avg + 1.859%, 11/01/2035(A)	31	30
5.736%, 12 Month Treas Avg + 1.854%, 10/01/2035(A)	143	141
4.674%, ICE LIBOR USD 12 Month + 1.584%, 01/01/2046(A)	643	644
4.653%, SOFR30A + 2.130%, 08/01/2052(A)	913	889
4.633%, SOFR30A + 2.123%, 08/01/2052(A)	886	856
4.616%, SOFR30A + 2.125%, 08/01/2052(A)	1,184	1,152
4.356%, SOFR30A + 2.124%, 07/01/2052(A)	1,034	997
4.310%, SOFR30A + 2.125%, 08/01/2052(A)	1,077	1,037
4.300%, ICE LIBOR USD 12 Month + 1.579%, 06/01/2045(A)	249	249
4.250%, SOFR30A + 2.127%, 11/01/2052(A)	703	680
4.218%, SOFR30A + 2.370%, 09/01/2052(A)	276	265
4.151%, SOFR30A + 2.131%, 10/01/2052(A)	2,040	1,967
4.148%, SOFR30A + 2.120%, 07/01/2052(A)	869	828
4.143%, SOFR30A + 2.120%, 09/01/2052(A)	823	795
3.965%, SOFR30A + 2.120%, 08/01/2052(A)	246	232
3.681%, SOFR30A + 2.370%, 08/01/2052(A)	590	558
3.435%, ICE LIBOR USD 12 Month + 1.560%, 06/01/2043(A)	57	57
3.222%, ICE LIBOR USD 12 Month + 1.576%, 10/01/2043(A)	200	202
2.993%, ICE LIBOR USD 12 Month + 1.603%, 03/01/2050(A)	991	960
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	75	71
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	115	117
FNMA CMO, Ser 2006-112, Cl ST, IO
1.550%, 11/25/2036(A)	218	8
FNMA CMO, Ser 2009-103, Cl MB
4.832%, 12/25/2039(A)	16	16
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	361	307
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	811	817

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2011-87, Cl SG, IO
1.400%, 04/25/2040(A)	$39	$1
FNMA CMO, Ser 2011-96, Cl SA, IO
1.400%, 10/25/2041(A)	433	30
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	9	–
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	59	1
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	408	368
FNMA CMO, Ser 2012-133, Cl JF
5.500%, ICE LIBOR USD 1 Month + 0.350%, 12/25/2042(A)	395	384
FNMA CMO, Ser 2012-133, Cl CS, IO
1.000%, 12/25/2042(A)	120	12
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	312	261
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	4	4
FNMA CMO, Ser 2012-35, Cl SC, IO
1.350%, 04/25/2042(A)	99	10
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	106	110
FNMA CMO, Ser 2012-74, Cl SA, IO
1.500%, 03/25/2042(A)	123	7
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(B)	9	8
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(B)	19	17
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,057	926
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	270	235
FNMA CMO, Ser 2013-124, Cl SB, IO
0.800%, 12/25/2043(A)	192	19
FNMA CMO, Ser 2013-126, Cl CS, IO
1.000%, 09/25/2041(A)	153	9
FNMA CMO, Ser 2013-15, Cl FA
5.500%, ICE LIBOR USD 1 Month + 0.350%, 03/25/2043(A)	475	463
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,405
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	367	310
FNMA CMO, Ser 2013-54, Cl BS, IO
1.000%, 06/25/2043(A)	71	8
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	176	10
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	26	1
FNMA CMO, Ser 2013-9, Cl SA, IO
1.000%, 03/25/2042(A)	152	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	$929	$933
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	124	130
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	441	395
FNMA CMO, Ser 2014-47, Cl AI, IO
0.255%, 08/25/2044(A)	80	3
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	253	211
FNMA CMO, Ser 2014-74, Cl PC
2.500%, 06/25/2044	363	331
FNMA CMO, Ser 2015-20, Cl EF
5.500%, ICE LIBOR USD 1 Month + 0.350%, 04/25/2045(A)	1,098	1,066
FNMA CMO, Ser 2015-26, Cl GF
5.450%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2045(A)	686	667
FNMA CMO, Ser 2015-32, Cl FA
5.450%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2045(A)	419	405
FNMA CMO, Ser 2015-48, Cl FB
5.450%, ICE LIBOR USD 1 Month + 0.300%, 07/25/2045(A)	517	501
FNMA CMO, Ser 2015-55, Cl IO, IO
0.309%, 08/25/2055(A)	202	7
FNMA CMO, Ser 2015-56, Cl AS, IO
1.000%, 08/25/2045(A)	30	3
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	263	223
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	800	691
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,228	1,095
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	47	45
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,239	1,104
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,485	2,062
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	493	449
FNMA CMO, Ser 2017-76, Cl SB, IO
0.950%, 10/25/2057(A)	777	81
FNMA CMO, Ser 2017-78, Cl FC
5.500%, ICE LIBOR USD 1 Month + 0.350%, 10/25/2047(A)	497	480
FNMA CMO, Ser 2017-85, Cl SC, IO
1.050%, 11/25/2047(A)	235	20
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	879	810
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	685	613

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	$234	$222
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	248	215
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	374	351
FNMA CMO, Ser 2018-85, Cl FE
5.450%, ICE LIBOR USD 1 Month + 0.300%, 12/25/2048(A)	1,131	1,095
FNMA CMO, Ser 2019-15, Cl FA
5.650%, ICE LIBOR USD 1 Month + 0.500%, 04/25/2049(A)	266	259
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	812	731
FNMA CMO, Ser 2019-43, Cl FC
5.550%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2049(A)	533	515
FNMA CMO, Ser 2019-67, Cl FB
5.600%, ICE LIBOR USD 1 Month + 0.450%, 11/25/2049(A)	263	255
FNMA CMO, Ser 2019-79, Cl FA
5.650%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(A)	1,278	1,239
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	617	96
FNMA CMO, Ser 2020-34, Cl F
5.600%, ICE LIBOR USD 1 Month + 0.450%, 06/25/2050(A)	365	352
FNMA CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	989	887
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	425	255
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	1,233	1,022
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	408	335
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	900	694
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	546	86
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,044	896
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	894	171
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	1,048	194
FNMA CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	1,843	325
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,552	286
FNMA CMO, Ser 2020-73, Cl KI, IO
3.000%, 10/25/2050	624	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	$719	$114
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	171	28
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,774	1,404
FNMA CMO, Ser 2021-43, Cl IO, IO
2.500%, 06/25/2051	1,533	231
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	305	264
FNMA CMO, Ser 2021-78, Cl PA
2.500%, 11/25/2051	561	480
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,019	831
FNMA CMO, Ser 2022-11, Cl A
2.500%, 07/25/2047	1,562	1,380
FNMA CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	615	543
FNMA CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	1,863	1,600
FNMA CMO, Ser 2022-86, Cl IO, IO
2.500%, 05/25/2050	775	106
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
7.750%, ICE LIBOR USD 1 Month + 2.600%, 05/25/2024(A)	342	343
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
8.150%, ICE LIBOR USD 1 Month + 3.000%, 07/25/2024(A)	1,270	1,285
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	479	79
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	116	4
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	116	18
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	140	26
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	602	540
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	884	824
FNMA Interest CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	1,169	225
FNMA Interest CMO, Ser 2022-427, Cl C73, IO
3.000%, 12/25/2048	1,928	306
FNMA TBA
6.000%, 08/01/2033 to 07/01/2037	21,955	22,144
5.500%, 07/15/2053	29,023	28,882

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.000%, 07/15/2053	$38,314	$37,542
4.500%, 07/15/2053 to 08/15/2053	32,674	31,422
4.000%, 07/13/2039	24,449	22,943
3.500%, 08/01/2040	14,075	12,838
3.000%, 07/15/2053 to 08/15/2053	37,865	33,338
2.500%, 07/15/2038 to 08/15/2053	41,121	35,034
FNMA, Ser 2014-M8, Cl X2, IO
0.395%, 06/25/2024(A)	2,414	3
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	93
FNMA, Ser M36, Cl X1, IO
1.541%, 09/25/2034(A)	534	31
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
7.343%, ICE LIBOR USD 1 Month + 2.150%, 01/25/2026(A)(E)	709	663
GNMA
8.000%, 11/15/2029 to 09/15/2030	25	25
7.500%, 03/15/2029 to 10/15/2037	30	31
7.000%, 09/15/2031	12	12
6.500%, 07/15/2028 to 12/15/2035	665	681
6.000%, 12/15/2028 to 10/20/2040	1,233	1,263
5.505%, 07/20/2060(A)	1	–
5.500%, 11/20/2052 to 02/20/2053	1,378	1,375
5.000%, 07/20/2040 to 05/20/2053	5,809	5,766
4.700%, 09/20/2061(A)	67	65
4.500%, 04/20/2041 to 09/20/2052	10,443	10,179
4.483%, 01/20/2069(A)	6	6
4.000%, 06/20/2047 to 04/20/2053	9,454	9,037
3.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 02/20/2034(A)	75	74
3.500%, 01/20/2046 to 12/20/2052	15,145	14,106
3.000%, 09/15/2042 to 12/20/2052	25,727	23,111
2.500%, 04/20/2050 to 02/20/2053	21,407	18,472
2.000%, 09/20/2050 to 01/20/2052	9,080	7,656
GNMA CMO, Ser 2007-17, Cl IB, IO
1.104%, 04/20/2037(A)	228	8
GNMA CMO, Ser 2007-51, Cl SG, IO
1.434%, 08/20/2037(A)	31	1
GNMA CMO, Ser 2007-78, Cl SA, IO
1.372%, 12/16/2037(A)	311	10
GNMA CMO, Ser 2009-66, Cl XS, IO
1.642%, 07/16/2039(A)	160	6
GNMA CMO, Ser 2010-4, Cl NS, IO
1.232%, 01/16/2040(A)	2,060	174
GNMA CMO, Ser 2010-85, Cl HS, IO
1.504%, 01/20/2040(A)	3	–
GNMA CMO, Ser 2010-H11, Cl FA
6.160%, ICE LIBOR USD 1 Month + 1.000%, 06/20/2060(A)	252	252
GNMA CMO, Ser 2010-H27, Cl FA
5.474%, ICE LIBOR USD 1 Month + 0.380%, 12/20/2060(A)	686	681

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-H28, Cl FE
5.494%, ICE LIBOR USD 1 Month + 0.400%, 12/20/2060(A)	$219	$218
GNMA CMO, Ser 2011-H08, Cl FG
5.574%, ICE LIBOR USD 1 Month + 0.480%, 03/20/2061(A)	237	236
GNMA CMO, Ser 2011-H08, Cl FD
5.594%, ICE LIBOR USD 1 Month + 0.500%, 02/20/2061(A)	107	107
GNMA CMO, Ser 2011-H09, Cl AF
5.594%, ICE LIBOR USD 1 Month + 0.500%, 03/20/2061(A)	141	141
GNMA CMO, Ser 2012-141, Cl WA
4.517%, 11/16/2041(A)	167	161
GNMA CMO, Ser 2012-34, Cl SA, IO
0.904%, 03/20/2042(A)	240	24
GNMA CMO, Ser 2012-43, Cl SN, IO
1.442%, 04/16/2042(A)	41	5
GNMA CMO, Ser 2012-98, Cl SA, IO
0.942%, 08/16/2042(A)	101	9
GNMA CMO, Ser 2012-H25, Cl FA
4.700%, ICE LIBOR USD 1 Month + 0.700%, 12/20/2061(A)	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.732%, 10/20/2062(A)	464	11
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	78	7
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	256	38
GNMA CMO, Ser 2014-5, Cl SP, IO
0.992%, 06/16/2043(A)	68	2
GNMA CMO, Ser 2014-H10, Cl TA
5.694%, ICE LIBOR USD 1 Month + 0.600%, 04/20/2064(A)	405	402
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	67	12
GNMA CMO, Ser 2015-H10, Cl FC
5.574%, ICE LIBOR USD 1 Month + 0.480%, 04/20/2065(A)	245	244
GNMA CMO, Ser 2015-H18, Cl FA
5.544%, ICE LIBOR USD 1 Month + 0.450%, 06/20/2065(A)	95	94
GNMA CMO, Ser 2015-H20, Cl FA
5.564%, ICE LIBOR USD 1 Month + 0.470%, 08/20/2065(A)	177	175
GNMA CMO, Ser 2016-135, Cl SB, IO
0.942%, 10/16/2046(A)	397	51
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	478	431
GNMA CMO, Ser 2017-H15, Cl KI, IO
1.763%, 07/20/2067(A)	471	23
GNMA CMO, Ser 2017-H18, Cl BI, IO
0.163%, 09/20/2067(A)	2,985	88

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-H20, Cl IB, IO
0.153%, 10/20/2067(A)	$212	$8
GNMA CMO, Ser 2017-H22, Cl IC, IO
0.035%, 11/20/2067(A)	95	3
GNMA CMO, Ser 2018-H06, Cl PF
5.394%, ICE LIBOR USD 1 Month + 0.300%, 02/20/2068(A)	203	200
GNMA CMO, Ser 2018-H07, Cl FD
5.394%, ICE LIBOR USD 1 Month + 0.300%, 05/20/2068(A)	387	385
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	287	255
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	227	31
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	623	86
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	308	42
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	238	32
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	238	34
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	163	22
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	878	116
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	304	33
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	1,973	209
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	216	35
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	518	86
GNMA CMO, Ser 2020-H09, Cl NF
6.344%, ICE LIBOR USD 1 Month + 1.250%, 04/20/2070(A)	221	223
GNMA CMO, Ser 2020-H09, Cl FL
4.855%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	561	555
GNMA CMO, Ser 2020-H12, Cl F
4.548%, ICE LIBOR USD 1 Month + 0.500%, 07/20/2070(A)	48	47
GNMA CMO, Ser 2020-H13, Cl FA
4.423%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(A)	583	562
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	409	43
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,068	138
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,777	1,485

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-191, Cl NI, IO
3.000%, 10/20/2051	$646	$108
GNMA CMO, Ser 2021-227, Cl E
2.500%, 07/20/2050	2,501	2,163
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	1,196	978
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	491	491
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	457	443
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(A)	656	647
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	522	505
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	464	79
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,377	201
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	464	457
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	886	116
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	2,193	1,843
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	870	726
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	2,384	2,240
GNMA CMO, Ser 2022-197, Cl LF
5.766%, SOFR30A + 0.700%, 11/20/2052(A)	1,901	1,887
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	786	631
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,448	1,266
GNMA CMO, Ser 2022-50, Cl DC
2.500%, 08/20/2051	655	557
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	4,194	3,549
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	161
GNMA TBA
6.000%, 07/01/2034 to 08/15/2036	16,300	16,400
5.500%, 07/01/2033	200	199
5.000%, 07/01/2039	7,124	7,000
4.500%, 07/15/2039	7,650	7,384
4.000%, 07/01/2039 to 08/01/2039	4,015	3,800
3.500%, 07/15/2053 to 07/15/2053	11,383	10,514
2.500%, 07/15/2053	18,932	16,393
2.000%, 07/15/2053	200	168
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	764	585

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 107, Cl AD
2.841%, 11/16/2047(A)	$227	$203
GNMA, Ser 110, Cl IO, IO
0.872%, 11/16/2063(A)	2,377	153
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,244	1,439
GNMA, Ser 14, Cl AB
1.340%, 06/16/2063	510	389
GNMA, Ser 196, Cl BE
3.000%, 10/16/2064(A)	600	444
GNMA, Ser 2012-112, Cl IO, IO
0.130%, 02/16/2053(A)	341	1
GNMA, Ser 2012-152, Cl IO, IO
0.610%, 01/16/2054(A)	2,172	36
GNMA, Ser 2012-27, Cl IO, IO
0.267%, 04/16/2053(A)	375	1
GNMA, Ser 2013-96, Cl IO, IO
0.051%, 10/16/2054(A)	632	1
GNMA, Ser 2014-47, Cl IA, IO
0.147%, 02/16/2048(A)	49	–
GNMA, Ser 2014-50, Cl IO, IO
0.629%, 09/16/2055(A)	240	6
GNMA, Ser 2014-92, Cl IX, IO
0.101%, 05/16/2054(A)	2,864	12
GNMA, Ser 2015-5, Cl IK, IO
0.294%, 11/16/2054(A)	2,466	20
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	151	137
GNMA, Ser 21, Cl AH
1.400%, 06/16/2063	88	67
GNMA, Ser 210, Cl IO, IO
0.695%, 07/16/2064(A)	1,492	97
GNMA, Ser 216, Cl IO, IO
0.751%, 07/16/2065(A)	1,495	92
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(A)	500	376
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(A)	682	34
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	300	156
GNMA, Ser 41, Cl IO, IO
0.593%, 07/16/2058(A)	511	14
GNMA, Ser 59, Cl IO, IO
0.571%, 02/16/2062(A)	3,424	174
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(A)	2,274	136
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(A)	2,000	126
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,100	1,587

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UMBS TBA
2.000%, 07/15/2038 to 08/15/2053	$49,252	$40,411

		1,232,160
Non-Agency Mortgage-Backed Obligations — 5.3%
Alen Mortgage Trust, Ser ACEN, Cl A
6.343%, ICE LIBOR USD 1 Month + 1.150%, 04/15/2034(A)(E)	885	778
Alternative Loan Trust, Ser 2006-18CB, Cl A6
7.998%, 07/25/2036(A)	144	127
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
7.504%, ICE LIBOR USD 6 Month + 2.000%, 06/25/2045(A)	364	361
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
7.369%, ICE LIBOR USD 6 Month + 1.750%, 11/25/2045(A)	688	317
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
5.550%, ICE LIBOR USD 1 Month + 0.400%, 03/25/2046(A)	1,955	1,672
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(E)	272	247
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	81	74
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(E)	497	393
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(E)	4,742	4,255
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054(A)(E)	615	462
AREIT, Ser 2022-CRE7, Cl A
7.333%, TSFR1M + 2.242%, 06/17/2039(A)(E)	2,050	2,044
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(A)(E)	1,790	1,568
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.814%, 08/10/2045(A)(E)	871	178
BANK, Ser BNK40, Cl A4
3.507%, 03/15/2064(A)	605	526
BANK, Ser BNK42, Cl A5
4.493%, 06/15/2055(A)	655	617
BANK, Ser BNK43, Cl A5
4.399%, 08/15/2055	1,715	1,607

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	$219	$210
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	610
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(E)	439	401
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.864%, 05/25/2034(A)	4	4
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
4.235%, 10/25/2033(A)	222	201
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
2.500%, 11/25/2035(A)	2,326	435
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(A)	500	437
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
5.290%, ICE LIBOR USD 1 Month + 0.140%, 03/25/2037(A)	2,375	2,037
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	935	817
Benchmark Mortgage Trust, Ser B35, Cl AS
4.593%, 05/15/2055(A)	775	674
Benchmark Mortgage Trust, Ser B35, Cl A5
4.593%, 05/15/2055(A)	485	442
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	625	581
BPR Trust, Ser OANA, Cl A
7.045%, TSFR1M + 1.898%, 04/15/2037(A)(E)	915	888
BPR Trust, Ser STAR, Cl A
8.379%, TSFR1M + 3.232%, 08/15/2024(A)(E)	1,785	1,769
BPR Trust, Ser TY, Cl A
6.243%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(E)	415	394
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(D)(E)	342	318
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(D)(E)	175	167
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035(E)	1,540	1,165
BX Commercial Mortgage Trust, Ser 2019-XL, Cl F
7.262%, TSFR1M + 2.114%, 10/15/2036(A)(E)	2,303	2,266

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.182%, TSFR1M + 1.034%, 10/15/2036(A)(E)	$4,502	$4,474
BX Commercial Mortgage Trust, Ser 2023-VLT2, Cl E
11.018%, TSFR1M + 5.871%, 06/15/2040(A)(E)	1,740	1,733
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(E)	2,000	1,650
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.893%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(E)	2,867	2,774
BX Commercial Mortgage Trust, Ser XL2, Cl A
5.882%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(A)(E)	833	809
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(E)	1,200	1,025
BX Trust, Ser GPA, Cl A
7.312%, TSFR1M + 2.165%, 10/15/2039(A)(E)	1,285	1,283
BX Trust, Ser MMP, Cl A
6.193%, ICE LIBOR USD 1 Month + 1.000%, 08/15/2036(A)(E)	1,378	1,368
BX Trust, Ser PSB, Cl A
7.598%, TSFR1M + 2.451%, 08/15/2039(A)(E)	897	895
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(A)(E)	11	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	310	282
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl XA, IO
0.925%, 08/15/2050(A)	7,414	194
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	232	222
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	343
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,277
CFK Trust, Ser 2020-MF2, Cl E
3.573%, 03/15/2039(A)(E)	2,840	2,203
CFK Trust, Ser MF2, Cl F
3.573%, 03/15/2039(A)(E)	2,960	2,143

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.739%, 02/25/2037(A)	$3	$3
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
5.165%, 02/25/2037(A)	5	5
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
5.154%, 06/25/2035(A)	4	4
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(A)(E)	49	45
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(A)(E)	1,106	941
CIM TRUST, Ser 2022-R2, Cl A1
3.750%, 12/25/2061(A)(E)	684	626
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(E)	231	215
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,299
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033(A)	3	3
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	653	499
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	709	557
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	114
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.201%, 10/10/2046(A)	70	34
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(A)	120	89
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(E)	140	124
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	233
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.218%, 03/10/2047(A)	1,300	3
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	275
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.223%, 02/10/2048(A)	5,212	60
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(E)	410	384

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037(E)	$1,085	$1,015
COMM Mortgage Trust, Ser CR11, Cl A4
4.258%, 08/10/2050	206	206
COMM Mortgage Trust, Ser CR13, Cl A4
4.194%, 11/10/2046(A)	318	314
COMM Mortgage Trust, Ser CR14, Cl B
4.729%, 02/10/2047(A)	850	804
COMM Mortgage Trust, Ser CR26, Cl C
4.615%, 10/10/2048(A)	870	775
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	368	354
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	729	708
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	493
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
7.450%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(A)(E)	24	24
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
7.250%, ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(A)(E)	91	91
Connecticut Avenue Securities Trust, Ser 2020-R01, Cl 1M2
7.200%, ICE LIBOR USD 1 Month + 2.050%, 01/25/2040(A)(E)	178	179
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	12	12
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
4.740%, 10/25/2033(A)	271	260
Credit Suisse Mortgage Trust, Ser 2022-7R, Cl 1A1
7.566%, SOFR30A + 2.500%, 10/25/2066(A)(E)	1,297	1,257
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	459	440
CSAIL Commercial Mortgage Trust, Ser C16, Cl A2
3.067%, 06/15/2052	363	317
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	810	668
CSAIL Commercial Mortgage Trust, Ser C3, Cl ASB
3.448%, 08/15/2048	603	589
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(E)	290	157

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2017-CHOP, Cl G
10.543%, ICE LIBOR USD 1 Month + 5.350%, 07/15/2032(A)(E)	$1,000	$906
CSMC Trust, Ser 2017-PFHP, Cl A
6.143%, ICE LIBOR USD 1 Month + 0.950%, 12/15/2030(A)(E)	1,190	1,136
CSMC Trust, Ser 2017-RPL1, Cl M2
2.961%, 07/25/2057(A)(E)	1,760	1,349
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(E)	1,779	1,571
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060(A)(E)	569	489
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(E)	1,553	1,307
CSMC Trust, Ser 2021-RPL4, Cl A1
1.796%, 12/27/2060(A)(E)	437	403
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(E)	1,429	1,234
CSMC, Ser 2014-11R, Cl 9A2
5.418%, ICE LIBOR USD 1 Month + 0.140%, 10/27/2036(A)(E)	1,678	1,251
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(E)	2,135	1,840
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(E)	2,929	2,794
CSMC, Ser MARK, Cl A
7.842%, TSFR1M + 2.695%, 06/15/2039(A)(E)	480	477
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(E)	1,175	1,145
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
5.099%, 01/10/2034(A)(E)	550	528
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(E)	1,240	978
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
5.957%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2044(A)	239	226
ELP Commercial Mortgage Trust, Ser ELP, Cl C
6.514%, ICE LIBOR USD 1 Month + 1.320%, 11/15/2038(A)(E)	2,500	2,415
EQUS Mortgage Trust, Ser EQAZ, Cl A
5.948%, ICE LIBOR USD 1 Month + 0.755%, 10/15/2038(A)(E)	816	792
EQUS Mortgage Trust, Ser EQAZ, Cl B
6.293%, ICE LIBOR USD 1 Month + 1.100%, 10/15/2038(A)(E)	790	764
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(E)	132	116

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust 2021-DNA6, Ser 2021-DNA6, Cl B1
8.467%, SOFR30A + 3.400%, 10/25/2041(A)(E)	$920	$917
FHLMC STACR REMIC Trust 2022-DNA2, Ser 2022-DNA2, Cl M1B
7.467%, SOFR30A + 2.400%, 02/25/2042(A)(E)	1,220	1,205
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.567%, SOFR30A + 1.500%, 10/25/2041(A)(E)	5,746	5,602
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-DNA2, Cl M1A
7.167%, SOFR30A + 2.100%, 04/25/2043(A)(E)	1,713	1,718
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(E)	30	29
GPMT, Ser 2021-FL3, Cl A
6.407%, ICE LIBOR USD 1 Month + 1.250%, 07/16/2035(A)(E)	623	614
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(E)	1,310	1,256
GS Mortgage Securities II, Ser ARDN, Cl B
6.843%, ICE LIBOR USD 1 Month + 1.650%, 11/15/2036(A)(E)	1,623	1,562
GS Mortgage Securities II, Ser GC30, Cl B
4.160%, 05/10/2050(A)	480	431
GS Mortgage Securities II, Ser SRP5, Cl A
6.993%, ICE LIBOR USD 1 Month + 1.800%, 09/15/2031(A)(E)	2,603	2,135
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(A)	270	263
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	977	963
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(A)	680	584
GS Mortgage Securities Trust, Ser GC14, Cl A5
4.243%, 08/10/2046	279	278
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	828
GS Mortgage Securities Trust, Ser ROSS, Cl A
6.344%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2026(A)(E)	2,170	1,946

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(E)	$1,808	$1,706
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(A)(E)	811	706
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(A)(E)	10	10
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.164%, 10/25/2033(A)	87	86
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	7	7
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	2
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
4.186%, 05/19/2034(A)	365	350
HIT Trust, Ser HI32, Cl A
7.538%, TSFR1M + 2.391%, 07/15/2024(A)(E)	1,537	1,534
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(E)	1,225	1,052
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(A)(E)	1,240	1,044
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(E)	493	477
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.048%, 01/15/2047(A)	130	117
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.698%, 09/15/2047(A)	120	98
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	331	322
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,219	1,160
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	568	535
JPMBB Commercial Mortgage Securities Trust, Ser C15, Cl AS
4.420%, 11/15/2045	925	908
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl A4
4.199%, 01/15/2047	210	208

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	$415	$397
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.766%, 06/12/2043(A)	37	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.735%, 02/15/2051(A)	2	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.677%, 07/15/2047(A)	380	254
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(E)	1,500	1,295
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C16, Cl A4
4.166%, 12/15/2046	908	903
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	206	190
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
5.051%, 08/25/2034(A)	25	25
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.194%, 11/25/2033(A)	8	7
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
6.347%, 05/25/2045(A)(E)	23	23
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(A)(E)	95	84
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(E)	304	267
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(E)	140	119
JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/2051(A)(E)	1,884	1,515
JPMorgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(A)(E)	506	423
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
1.750%, 04/25/2061(D)(E)	478	442
Lehman XS Trust, Ser 2007-16N, Cl 2A2
6.850%, ICE LIBOR USD 1 Month + 1.700%, 09/25/2047(A)	3,740	3,217

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(B)(E)	$2	$1
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(E)	1,022	686
Med Trust, Ser MDLN, Cl A
6.144%, ICE LIBOR USD 1 Month + 0.950%, 11/15/2038(A)(E)	1,308	1,268
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
5.700%, 07/25/2033(A)	6	5
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(E)	511	449
MFA Trust, Ser 2022-NQM2, Cl A1
4.000%, 05/25/2067(D)(E)	912	856
MHC Trust, Ser MHC2, Cl A
6.112%, TSFR1M + 0.964%, 05/15/2038(A)(E)	1,250	1,226
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	592	546
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/2040(E)	965	716
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048(A)	83	20
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048(A)(E)	11	3
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049(A)	14	13
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(E)	731	570
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	16	15
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	236
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(A)	1,030	896
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.282%, 12/12/2049(A)	54	26
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.090%, 11/15/2049(A)	2,845	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
6.168%, ICE LIBOR USD 1 Month + 0.975%, 11/15/2034(A)(E)	$36	$36
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
7.093%, ICE LIBOR USD 1 Month + 1.900%, 05/15/2036(A)(E)	1,352	1,312
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	576	457
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.921%, 04/15/2055(A)	580	493
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(A)(E)	5,401	4,349
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(E)	620	566
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057(A)(E)	494	460
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(E)	130	118
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(E)	349	280
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(D)(E)	1,750	1,689
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
5.900%, ICE LIBOR USD 1 Month + 0.750%, 05/25/2055(A)(E)	1,696	1,683
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(E)	32	31
OBX Trust, Ser 2020-EXP3, Cl 2A1A
6.050%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2060(A)(E)	33	33
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(E)	498	386
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(A)(E)	427	318
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(E)	1,536	1,285
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(E)	1,570	1,275
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
5.750%, ICE LIBOR USD 1 Month + 0.600%, 07/25/2037(A)	2,700	2,572

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	$2	$1
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	6	6
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035(E)	567	463
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(E)	1,676	1,557
RATE Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(A)(E)	2,062	1,642
Rate Mortgage Trust, Ser 2021-J1, Cl A1
2.500%, 07/25/2051(A)(E)	392	316
Rate Mortgage Trust, Ser 2021-J1, Cl A7
2.500%, 07/25/2051(A)(E)	281	240
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(A)(E)	889	746
RBSCF Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032(A)(E)	445	430
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(E)	474	382
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(E)	595	478
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.521%, 12/25/2034(A)	194	164
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(A)(E)	196	188
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055(A)(E)	2,195	1,911
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058(A)(E)	2,840	2,528
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.982%, 10/25/2048(A)(E)	1,160	1,111
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(A)(E)	390	274
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(E)	75	52
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044(E)	211	207
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(E)	236	201
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(E)	47	43

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	$164	$150
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(E)	183	161
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(E)	635	525
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
5.340%, ICE LIBOR USD 1 Month + 0.190%, 09/25/2047(A)	1,989	1,785
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
5.785%, 07/25/2033(A)	24	23
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
4.592%, 12/25/2033(A)	10	9
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
4.604%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(A)(E)	221	221
Towd Point Mortgage Trust, Ser 2017-6, Cl M1
3.250%, 10/25/2057(A)(E)	1,050	920
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(E)	704	646
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058(A)(E)	861	849
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(E)	794	738
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(E)	476	421
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(E)	447	409
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	401	368
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(D)(E)	215	205
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059(A)(E)	105	101

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(E)	$170	$162
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(A)(E)	139	135
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(D)(E)	88	79
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	304	255
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	598	500
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(E)	448	374
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	576	450
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(E)	1,792	1,412
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(A)(E)	879	744
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(E)	637	532
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(E)	257	228
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	277	243
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(E)	201	177
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.229%, 10/25/2033(A)	18	17
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.952%, 08/25/2033(A)	11	10
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.154%, 09/25/2033(A)	18	17
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
3.299%, 06/25/2033(A)	3	2
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	40	38
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.521%, 06/25/2034(A)	10	9
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	60	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
6.710%, ICE LIBOR USD 1 Month + 1.560%, 10/25/2045(A)	$150	$144
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.670%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(A)	3,440	3,172
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
4.676%, 12 Month Treas Avg + 0.700%, 02/25/2047(A)	981	832
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
4.676%, 12 Month Treas Avg + 0.700%, 01/25/2047(A)	634	513
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022(A)(E)	66	62
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	545
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.302%, 11/15/2059(A)	4,436	129
Wells Fargo Commercial Mortgage Trust, Ser C62, Cl A4
4.000%, 04/15/2055(A)	840	755
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
4.717%, 05/25/2035(A)	1,312	975
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(A)	110	106
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(A)	300	267
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(A)	245	223

		188,013
Total Mortgage-Backed Securities
(Cost $1,504,864) ($ Thousands)		1,420,173

CORPORATE OBLIGATIONS — 31.1%
Communication Services — 2.8%
Alphabet
2.050%, 08/15/2050	150	94
1.900%, 08/15/2040	250	172
1.100%, 08/15/2030	240	194

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.450%, 08/15/2025	$110	$101
Altice France
5.500%, 10/15/2029 (E)	210	150
AT&T
5.550%, 08/15/2041	130	128
5.400%, 02/15/2034	1,686	1,689
5.350%, 09/01/2040	130	126
5.250%, 03/01/2037	2,420	2,363
5.150%, 03/15/2042	25	23
4.850%, 03/01/2039	750	690
4.500%, 05/15/2035	370	340
4.350%, 03/01/2029	300	288
4.350%, 06/15/2045	350	293
3.800%, 02/15/2027	318	304
3.800%, 12/01/2057	1,120	811
3.650%, 09/15/2059	422	294
3.550%, 09/15/2055	1,651	1,156
3.500%, 06/01/2041	288	221
3.500%, 09/15/2053	2,943	2,083
2.550%, 12/01/2033	290	228
2.300%, 06/01/2027	750	674
2.250%, 02/01/2032	60	48
1.700%, 03/25/2026	1,135	1,035
1.650%, 02/01/2028	2,005	1,723
CCO Holdings
4.750%, 02/01/2032 (E)	250	204
4.500%, 08/15/2030 (E)	50	42
4.500%, 05/01/2032	1,240	990
Charter Communications Operating
6.834%, 10/23/2055	70	66
6.484%, 10/23/2045	110	103
6.384%, 10/23/2035	10	10
5.750%, 04/01/2048	1,097	939
5.500%, 04/01/2063	320	257
5.375%, 04/01/2038	663	565
5.375%, 05/01/2047	191	158
5.250%, 04/01/2053	1,000	808
5.125%, 07/01/2049	160	126
4.908%, 07/23/2025	1,924	1,887
4.800%, 03/01/2050	3,110	2,346
4.400%, 04/01/2033	800	702
4.200%, 03/15/2028	1,263	1,184
3.750%, 02/15/2028	85	78
3.500%, 06/01/2041	155	105
3.500%, 03/01/2042	1,156	773
Comcast
7.050%, 03/15/2033	90	104
5.350%, 11/15/2027	591	602
4.950%, 10/15/2058	60	58
4.400%, 08/15/2035	1,770	1,664
4.250%, 10/15/2030	730	703
4.200%, 08/15/2034	220	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 10/15/2028	$2,220	$2,151
4.000%, 08/15/2047	90	75
4.000%, 03/01/2048	70	58
3.999%, 11/01/2049	259	214
3.969%, 11/01/2047	418	346
3.950%, 10/15/2025	90	88
3.750%, 04/01/2040	200	168
3.450%, 02/01/2050	140	107
3.400%, 04/01/2030	280	257
3.400%, 07/15/2046	60	45
3.300%, 04/01/2027	190	180
3.250%, 11/01/2039	60	48
3.150%, 03/01/2026	390	374
2.987%, 11/01/2063	337	213
2.937%, 11/01/2056	533	347
2.887%, 11/01/2051	410	275
2.800%, 01/15/2051	280	185
1.500%, 02/15/2031	1,420	1,129
Discovery Communications
4.000%, 09/15/2055	315	209
DISH DBS
7.750%, 07/01/2026	120	74
5.875%, 11/15/2024	410	359
5.750%, 12/01/2028 (E)	30	22
5.250%, 12/01/2026 (E)	170	136
5.125%, 06/01/2029	280	130
Fox
5.476%, 01/25/2039	520	486
Meta Platforms
5.750%, 05/15/2063	972	1,006
5.600%, 05/15/2053	3,022	3,104
4.450%, 08/15/2052	620	539
Paramount Global
6.875%, 04/30/2036	620	603
5.900%, 10/15/2040	455	395
4.950%, 05/19/2050	363	273
4.750%, 05/15/2025	457	446
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (E)	1,200	892
Sprint Spectrum
5.152%, 03/20/2028 (E)	3,374	3,339
4.738%, 03/20/2025 (E)	2,680	2,644
Take-Two Interactive Software
4.000%, 04/14/2032	1,265	1,159
Telefonica Emisiones
5.213%, 03/08/2047	150	130
T-Mobile USA
5.650%, 01/15/2053	915	929
5.050%, 07/15/2033	747	733
4.950%, 03/15/2028	597	587
4.800%, 07/15/2028	599	587
4.500%, 04/15/2050	600	515

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 04/15/2030	$2,775	$2,556
3.750%, 04/15/2027	3,153	2,985
3.500%, 04/15/2025	1,910	1,836
3.500%, 04/15/2031	710	626
3.400%, 10/15/2052	1,230	878
3.375%, 04/15/2029	270	244
2.875%, 02/15/2031	240	203
2.700%, 03/15/2032	70	58
2.625%, 02/15/2029	330	287
2.550%, 02/15/2031	3,051	2,536
2.250%, 02/15/2026	728	669
1.500%, 02/15/2026	202	183
Verizon Communications
5.500%, 03/16/2047	60	60
5.250%, 03/16/2037	805	797
5.050%, 05/09/2033	1,629	1,611
4.862%, 08/21/2046	470	431
4.500%, 08/10/2033	740	698
4.400%, 11/01/2034	2,062	1,903
4.329%, 09/21/2028	1,106	1,066
4.272%, 01/15/2036	78	70
4.125%, 08/15/2046	320	263
4.016%, 12/03/2029	714	669
4.000%, 03/22/2050	170	138
3.875%, 02/08/2029	210	197
3.850%, 11/01/2042	610	493
3.700%, 03/22/2061	195	142
3.400%, 03/22/2041	130	100
3.150%, 03/22/2030	360	320
3.000%, 03/22/2027	140	131
2.875%, 11/20/2050	1,420	925
2.650%, 11/20/2040	1,327	923
2.625%, 08/15/2026	1,000	930
2.550%, 03/21/2031	1,160	969
2.355%, 03/15/2032	1,961	1,577
2.100%, 03/22/2028	400	351
1.750%, 01/20/2031	410	324
Vmed O2 UK Financing I
4.750%, 07/15/2031 (E)	630	524
Vodafone Group
4.875%, 06/19/2049	1,544	1,368
Walt Disney
6.650%, 11/15/2037	235	272
6.200%, 12/15/2034	65	71
4.625%, 03/23/2040	615	591
3.500%, 05/13/2040	665	550
Warnermedia Holdings
6.412%, 03/15/2026	390	390
5.391%, 03/15/2062	373	304
5.141%, 03/15/2052	9,350	7,613
5.050%, 03/15/2042	3,291	2,774
4.279%, 03/15/2032	1,780	1,579

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.054%, 03/15/2029	$270	$247
3.755%, 03/15/2027	200	186

		100,082

Consumer Discretionary — 1.3%
ADT Security
4.125%, 08/01/2029 (E)	20	17
Amazon.com
4.950%, 12/05/2044	500	506
4.250%, 08/22/2057	110	99
4.050%, 08/22/2047	380	341
3.875%, 08/22/2037	1,290	1,178
3.600%, 04/13/2032	1,240	1,156
3.450%, 04/13/2029	310	292
3.300%, 04/13/2027	150	143
3.150%, 08/22/2027	680	640
2.800%, 08/22/2024	245	238
2.500%, 06/03/2050	550	366
2.100%, 05/12/2031	300	252
1.500%, 06/03/2030	350	288
1.200%, 06/03/2027	672	589
0.800%, 06/03/2025	560	517
Comcast
4.049%, 11/01/2052	290	241
Cox Communications
2.600%, 06/15/2031 (E)	915	747
CSC Holdings
4.500%, 11/15/2031 (E)	1,200	837
4.125%, 12/01/2030 (E)	590	413
3.375%, 02/15/2031 (E)	200	135
Ford Motor
6.100%, 08/19/2032	380	368
5.291%, 12/08/2046	99	81
3.250%, 02/12/2032	480	378
Ford Motor Credit
7.350%, 03/06/2030	890	909
7.200%, 06/10/2030	826	834
5.125%, 06/16/2025	400	389
5.113%, 05/03/2029	420	389
4.950%, 05/28/2027	850	802
4.125%, 08/17/2027	200	183
4.000%, 11/13/2030	470	402
3.815%, 11/02/2027	261	233
3.810%, 01/09/2024	300	296
3.625%, 06/17/2031	380	311
2.900%, 02/16/2028	200	171
2.900%, 02/10/2029	572	473
General Motors
6.600%, 04/01/2036	40	41
6.250%, 10/02/2043	260	254
6.125%, 10/01/2025	320	322
5.950%, 04/01/2049	80	75

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.600%, 10/15/2032	$150	$145
5.200%, 04/01/2045	240	205
5.150%, 04/01/2038	240	214
General Motors Financial
5.000%, 04/09/2027	180	175
4.350%, 01/17/2027	110	106
Hanesbrands
4.875%, 05/15/2026 (E)	210	196
Harley-Davidson Financial Services
6.500%, 03/10/2028 (E)	449	449
Hilton Domestic Operating
5.750%, 05/01/2028 (E)	150	148
5.375%, 05/01/2025 (E)	460	454
Home Depot
4.250%, 04/01/2046	48	43
3.900%, 12/06/2028	40	39
3.900%, 06/15/2047	60	51
3.750%, 02/15/2024	66	65
3.350%, 04/15/2050	710	542
3.300%, 04/15/2040	350	284
2.700%, 04/15/2030	320	284
2.500%, 04/15/2027	280	260
Hyundai Capital America
5.700%, 06/26/2030 (E)	590	586
5.600%, 03/30/2028 (E)	936	931
5.500%, 03/30/2026 (E)	599	594
Hyundai Capital America MTN
1.300%, 01/08/2026 (E)	567	507
0.800%, 01/08/2024 (E)	237	231
Las Vegas Sands
3.200%, 08/08/2024	1,980	1,918
2.900%, 06/25/2025	210	197
Lennar
4.750%, 11/29/2027	410	398
4.500%, 04/30/2024	140	139
Lowe's
5.850%, 04/01/2063	150	149
5.750%, 07/01/2053	300	306
5.625%, 04/15/2053	731	731
5.150%, 07/01/2033	825	825
5.000%, 04/15/2040	725	682
4.500%, 04/15/2030	200	194
4.250%, 04/01/2052	564	460
McDonald's MTN
4.875%, 12/09/2045	260	249
4.450%, 03/01/2047	240	216
4.450%, 09/01/2048	72	65
4.200%, 04/01/2050	530	458
3.800%, 04/01/2028	170	163
3.700%, 01/30/2026	220	213
3.625%, 09/01/2049	180	142
3.600%, 07/01/2030	290	270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 03/01/2027	$510	$486
3.500%, 07/01/2027	200	190
3.300%, 07/01/2025	320	308
1.450%, 09/01/2025	80	74
MDC Holdings
6.000%, 01/15/2043	30	27
Mercedes-Benz Finance North America
2.700%, 06/14/2024 (E)	595	579
Newell Brands
4.700%, 04/01/2026	110	103
NIKE
3.375%, 03/27/2050 (F)	520	421
3.250%, 03/27/2040	210	173
2.850%, 03/27/2030	150	135
2.750%, 03/27/2027	410	385
2.400%, 03/27/2025	260	249
Nissan Motor
4.345%, 09/17/2027 (E)	1,100	1,000
3.522%, 09/17/2025 (E)	1,190	1,107
3.043%, 09/15/2023 (E)	580	576
Sands China
5.900%, 08/08/2028	320	305
5.625%, 08/08/2025	1,580	1,542
4.300%, 01/08/2026	420	395
3.350%, 03/08/2029	690	575
2.800%, 03/08/2027	460	399
Starbucks
3.500%, 11/15/2050	435	330
3.350%, 03/12/2050	120	88
Target
2.250%, 04/15/2025	450	429
Time Warner Cable
7.300%, 07/01/2038	530	540
6.750%, 06/15/2039	10	10
6.550%, 05/01/2037	268	257
5.875%, 11/15/2040	1,405	1,239
5.500%, 09/01/2041	1,599	1,330
Time Warner Entertainment
8.375%, 07/15/2033	270	297
Tractor Supply
5.250%, 05/15/2033	360	357
Virgin Media Secured Finance
5.500%, 05/15/2029 (E)	250	226
VOC Escrow
5.000%, 02/15/2028 (E)	380	349
Volkswagen Group of America Finance
0.875%, 11/22/2023 (E)	1,055	1,036
Wynn Macau
5.625%, 08/26/2028 (E)	500	436
Wynn Resorts Finance
7.125%, 02/15/2031 (E)	310	308

		46,451

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 1.7%
Altria Group
6.200%, 02/14/2059	$76	$73
5.950%, 02/14/2049	960	911
5.800%, 02/14/2039	630	617
4.800%, 02/14/2029	28	27
4.400%, 02/14/2026	514	503
3.875%, 09/16/2046	240	168
3.400%, 02/04/2041	600	419
2.450%, 02/04/2032	770	601
2.350%, 05/06/2025	130	122
Anheuser-Busch
4.900%, 02/01/2046	2,370	2,265
4.700%, 02/01/2036	1,660	1,615
3.650%, 02/01/2026	1,135	1,099
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	475	501
5.450%, 01/23/2039	645	667
4.750%, 01/23/2029	120	119
4.600%, 04/15/2048	59	55
4.375%, 04/15/2038	798	739
4.350%, 06/01/2040	560	515
4.000%, 04/13/2028	160	155
3.500%, 06/01/2030	200	186
Bacardi
5.400%, 06/15/2033 (E)	1,515	1,502
4.450%, 05/15/2025 (E)	1,545	1,503
BAT Capital
5.650%, 03/16/2052	590	513
5.282%, 04/02/2050	1,260	1,043
4.758%, 09/06/2049	81	61
4.540%, 08/15/2047	2,583	1,901
4.390%, 08/15/2037	61	49
3.734%, 09/25/2040	10	7
3.557%, 08/15/2027	3,000	2,759
3.222%, 08/15/2024	167	162
Bunge Finance
2.750%, 05/14/2031	64	54
1.630%, 08/17/2025	309	284
Cargill
1.375%, 07/23/2023 (E)	440	439
Coca-Cola
3.375%, 03/25/2027	380	366
2.600%, 06/01/2050	190	133
2.500%, 06/01/2040	20	15
1.450%, 06/01/2027	490	438
Constellation Brands
5.250%, 11/15/2048	325	311
4.900%, 05/01/2033	433	426
4.350%, 05/09/2027	320	312
3.600%, 05/09/2024	230	226
2.250%, 08/01/2031	80	65

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Costco Wholesale
3.000%, 05/18/2027	$284	$270
2.750%, 05/18/2024	183	179
1.600%, 04/20/2030	450	374
1.375%, 06/20/2027	780	689
CVS Health
4.875%, 07/20/2035	88	84
Danone
2.589%, 11/02/2023 (E)	1,370	1,356
Diageo Capital
5.500%, 01/24/2033	1,010	1,068
Haleon US Capital
3.625%, 03/24/2032	490	439
3.375%, 03/24/2027	410	384
3.375%, 03/24/2029	290	263
Hershey
0.900%, 06/01/2025	130	120
Imperial Brands Finance
3.500%, 07/26/2026 (E)	635	591
3.125%, 07/26/2024 (E)	2,250	2,174
JBS USA LUX
6.500%, 12/01/2052 (E)	2,115	2,004
3.000%, 02/02/2029 (E)	1,205	1,022
3.000%, 05/15/2032 (E)	1,520	1,167
Kenvue
5.200%, 03/22/2063 (E)	150	153
5.050%, 03/22/2028 (E)	599	604
5.050%, 03/22/2053 (E)	374	382
4.900%, 03/22/2033 (E)	1,908	1,930
Kraft Heinz Foods
7.125%, 08/01/2039 (E)	10	11
6.875%, 01/26/2039	40	45
6.750%, 03/15/2032	10	11
5.500%, 06/01/2050	220	218
5.200%, 07/15/2045	360	343
5.000%, 06/04/2042	120	112
4.875%, 10/01/2049	270	246
4.625%, 10/01/2039	10	9
4.375%, 06/01/2046	160	136
4.250%, 03/01/2031	110	105
3.000%, 06/01/2026	380	359
Mars
3.200%, 04/01/2030 (E)	210	191
2.700%, 04/01/2025 (E)	370	353
2.375%, 07/16/2040 (E)	300	206
Mondelez International
1.500%, 05/04/2025	660	615
PepsiCo
2.875%, 10/15/2049	60	45
2.625%, 03/19/2027	50	46
2.250%, 03/19/2025	50	48
1.625%, 05/01/2030	440	366

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Philip Morris International
5.750%, 11/17/2032	$152	$156
5.375%, 02/15/2033	1,886	1,882
5.125%, 11/17/2027	953	956
5.125%, 02/15/2030	2,395	2,368
5.000%, 11/17/2025	635	632
4.875%, 02/13/2026	485	481
4.875%, 02/15/2028	1,298	1,278
4.500%, 03/20/2042	130	112
2.100%, 05/01/2030	290	240
Pilgrim's Pride
6.250%, 07/01/2033	780	755
3.500%, 03/01/2032	350	277
Procter & Gamble
3.000%, 03/25/2030	240	222
2.800%, 03/25/2027	80	75
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (E)	830	807
Reynolds American
8.125%, 05/01/2040	570	636
7.250%, 06/15/2037	390	408
5.850%, 08/15/2045	3,140	2,792
Walmart
4.500%, 04/15/2053	451	440
4.100%, 04/15/2033	751	729
3.300%, 04/22/2024	60	59
1.800%, 09/22/2031	110	91
1.500%, 09/22/2028	230	200

		58,240

Energy — 2.7%
Aker BP
6.000%, 06/13/2033 (E)	740	740
5.600%, 06/13/2028 (E)	886	880
Apache
7.750%, 12/15/2029	140	144
5.350%, 07/01/2049	230	179
5.250%, 02/01/2042	90	71
5.100%, 09/01/2040	205	166
4.750%, 04/15/2043	390	287
4.250%, 01/15/2044	890	601
BP Capital Markets America
4.893%, 09/11/2033	715	708
4.812%, 02/13/2033	2,777	2,737
3.633%, 04/06/2030	320	297
3.410%, 02/11/2026	1,110	1,066
3.119%, 05/04/2026	230	219
3.000%, 02/24/2050	940	655
Cameron LNG
3.302%, 01/15/2035 (E)	660	550
2.902%, 07/15/2031 (E)	140	121

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Natural Resources
6.450%, 06/30/2033	$50	$52
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029	938	849
Cheniere Energy
4.625%, 10/15/2028	260	243
Cheniere Energy Partners
4.000%, 03/01/2031	100	88
3.250%, 01/31/2032	530	436
Chevron
2.895%, 03/03/2024	560	550
1.995%, 05/11/2027	180	164
1.554%, 05/11/2025	520	487
Chevron USA
3.850%, 01/15/2028	200	195
3.250%, 10/15/2029	50	46
Conoco Funding
7.250%, 10/15/2031	180	206
ConocoPhillips
5.900%, 10/15/2032	10	11
5.900%, 05/15/2038	420	443
4.150%, 11/15/2034	280	255
Continental Resources
5.750%, 01/15/2031 (E)	370	352
4.900%, 06/01/2044	80	62
4.375%, 01/15/2028	520	488
3.800%, 06/01/2024	200	196
2.268%, 11/15/2026 (E)	2,070	1,843
Coterra Energy
4.375%, 03/15/2029	780	728
3.900%, 05/15/2027	970	914
DCP Midstream Operating
6.450%, 11/03/2036 (E)	110	113
Devon Energy
8.250%, 08/01/2023	50	50
7.875%, 09/30/2031	660	749
5.875%, 06/15/2028	40	40
5.850%, 12/15/2025	50	50
5.600%, 07/15/2041	920	866
5.250%, 10/15/2027	46	45
5.000%, 06/15/2045	1,232	1,068
4.750%, 05/15/2042	187	158
4.500%, 01/15/2030	304	286
Diamondback Energy
6.250%, 03/15/2033	1,430	1,480
3.500%, 12/01/2029	500	450
3.250%, 12/01/2026	30	28
Ecopetrol
5.875%, 05/28/2045 (F)	1,276	874
5.375%, 06/26/2026	200	191
4.625%, 11/02/2031	160	124

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enbridge
5.700%, 03/08/2033	$315	$319
Energy Transfer
9.349%, ICE LIBOR USD 3 Month + 4.028%(A)(G)	90	81
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(A)(G)	580	492
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.134%(A)(G)	500	445
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.694%(A)(G)	200	182
6.250%, 04/15/2049	130	127
6.125%, 12/15/2045	240	228
5.750%, 02/15/2033	1,090	1,097
5.500%, 06/01/2027	118	117
5.400%, 10/01/2047	2,154	1,898
5.350%, 05/15/2045	465	406
5.300%, 04/01/2044	640	554
5.300%, 04/15/2047	775	674
5.250%, 04/15/2029	1,165	1,137
5.150%, 03/15/2045	414	357
5.000%, 05/15/2050	1,405	1,187
4.950%, 05/15/2028	991	959
4.950%, 06/15/2028	180	175
4.500%, 11/01/2023	690	687
4.400%, 03/15/2027	133	127
4.000%, 10/01/2027	600	562
3.750%, 05/15/2030	1,250	1,128
Enterprise Products Operating
7.550%, 04/15/2038	40	46
5.700%, 02/15/2042	40	41
5.375%, TSFR3M + 2.832%, 02/15/2078 (A)	150	124
5.350%, 01/31/2033	900	915
4.850%, 03/15/2044	430	397
4.800%, 02/01/2049	60	55
4.200%, 01/31/2050	120	100
4.150%, 10/16/2028	1,605	1,534
3.950%, 01/31/2060	220	170
3.700%, 01/31/2051	270	207
3.125%, 07/31/2029	170	152
2.800%, 01/31/2030	540	473
EOG Resources
4.950%, 04/15/2050	450	444
4.375%, 04/15/2030	120	117
4.150%, 01/15/2026	340	333
3.900%, 04/01/2035	390	350
EQM Midstream Partners
5.500%, 07/15/2028	30	28

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EQT
6.125%, 02/01/2025	$17	$17
5.000%, 01/15/2029	150	141
3.900%, 10/01/2027	1,020	943
3.625%, 05/15/2031 (E)	320	276
3.125%, 05/15/2026 (E)	10	9
Equinor
3.000%, 04/06/2027	260	243
Exxon Mobil
4.327%, 03/19/2050	1,051	952
4.114%, 03/01/2046	533	469
3.482%, 03/19/2030	460	431
3.452%, 04/15/2051	953	740
3.043%, 03/01/2026	660	631
2.992%, 03/19/2025	1,240	1,195
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (E)	248	199
2.625%, 03/31/2036 (E)	458	369
2.160%, 03/31/2034 (E)	639	542
1.750%, 09/30/2027 (E)	1,201	1,107
Halliburton
5.000%, 11/15/2045	80	72
4.850%, 11/15/2035	60	57
3.800%, 11/15/2025	17	16
Hess
6.000%, 01/15/2040	880	878
5.800%, 04/01/2047	770	748
5.600%, 02/15/2041	790	756
HF Sinclair
5.875%, 04/01/2026	620	623
KazMunayGas National JSC
5.750%, 04/19/2047 (E)	340	276
Kinder Morgan
5.550%, 06/01/2045	300	276
5.200%, 03/01/2048	455	399
5.050%, 02/15/2046	170	145
4.300%, 06/01/2025	510	498
4.300%, 03/01/2028	150	143
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	378
5.400%, 09/01/2044	20	18
MEG Energy
5.875%, 02/01/2029 (E)	80	75
MPLX
5.500%, 02/15/2049	390	354
5.000%, 03/01/2033	901	863
4.950%, 03/14/2052	1,716	1,457
4.875%, 12/01/2024	320	315
4.800%, 02/15/2029	330	318
4.700%, 04/15/2048	430	353
4.500%, 04/15/2038	520	448

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northwest Pipeline
4.000%, 04/01/2027	$219	$208
Occidental Petroleum
7.875%, 09/15/2031	610	680
7.500%, 05/01/2031	870	950
6.950%, 07/01/2024	136	137
6.600%, 03/15/2046	360	371
6.450%, 09/15/2036	280	287
5.550%, 03/15/2026	110	108
4.625%, 06/15/2045	280	217
4.400%, 04/15/2046	120	93
4.200%, 03/15/2048	170	126
4.100%, 02/15/2047	600	424
3.400%, 04/15/2026	270	250
3.000%, 02/15/2027	300	269
Parsley Energy
4.125%, 02/15/2028 (E)	60	56
Pertamina Persero
6.000%, 05/03/2042 (E)	300	300
Petrobras Global Finance BV
6.850%, 06/05/2115	790	687
6.250%, 03/17/2024	1,394	1,396
5.299%, 01/27/2025	1,278	1,266
Petroleos Mexicanos
6.950%, 01/28/2060	615	383
6.625%, 06/15/2035	205	143
6.375%, 01/23/2045 (F)	1,105	679
5.625%, 01/23/2046	480	276
4.875%, 01/18/2024	32	31
2.460%, 12/15/2025	461	441
2.378%, 04/15/2025	203	196
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	112
6.750%, 09/21/2047	2,277	1,430
Phillips 66
1.300%, 02/15/2026	405	366
Pioneer Natural Resources
2.150%, 01/15/2031	660	540
1.900%, 08/15/2030	240	195
1.125%, 01/15/2026	110	99
Plains All American Pipeline
3.550%, 12/15/2029	495	436
Range Resources
4.875%, 05/15/2025	120	118
Reliance Industries
3.625%, 01/12/2052 (E)	870	620
2.875%, 01/12/2032 (E)	320	267
Rockies Express Pipeline
6.875%, 04/15/2040 (E)	830	749
4.950%, 07/15/2029 (E)	1,600	1,464
Sabine Pass Liquefaction
5.750%, 05/15/2024	1,370	1,368

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 03/15/2027	$1,265	$1,245
4.500%, 05/15/2030	250	237
Saudi Arabian Oil
1.250%, 11/24/2023 (E)	450	441
Schlumberger Holdings
3.900%, 05/17/2028 (E)	475	448
Schlumberger Investment
3.650%, 12/01/2023	61	60
Shell International Finance BV
4.550%, 08/12/2043 (F)	280	259
4.375%, 05/11/2045	470	423
4.125%, 05/11/2035	1,356	1,259
3.250%, 04/06/2050	840	625
2.875%, 05/10/2026	900	857
2.750%, 04/06/2030	440	393
Sinopec Group Overseas Development
4.375%, 04/10/2024 (E)	1,240	1,227
Southern Natural Gas
8.000%, 03/01/2032	170	195
Southwestern Energy
5.375%, 02/01/2029	20	19
5.375%, 03/15/2030	80	75
4.750%, 02/01/2032	190	167
Tallgrass Energy Partners
6.000%, 12/31/2030 (E)	20	18
Targa Resources
5.200%, 07/01/2027	540	530
4.200%, 02/01/2033	250	221
Targa Resources Partners
5.500%, 03/01/2030	130	125
5.000%, 01/15/2028	100	95
4.875%, 02/01/2031	370	342
4.000%, 01/15/2032	40	35
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,300
2.900%, 03/01/2030 (E)	1,560	1,332
TransCanada PipeLines
4.625%, 03/01/2034	860	788
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	63
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (E)	290	237
Western Midstream Operating
5.500%, 08/15/2048	244	204
5.500%, 02/01/2050	210	172
5.300%, 03/01/2048	162	135
4.650%, 07/01/2026	40	39
4.500%, 03/01/2028	60	57
4.300%, 02/01/2030	1,200	1,077
3.350%, 02/01/2025	390	373
Williams
7.750%, 06/15/2031	841	931

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, 01/15/2031	$100	$110
5.750%, 06/24/2044	114	111
5.400%, 03/04/2044	84	77
3.750%, 06/15/2027	1,044	985

		95,781

Financials — 11.5%
ABN AMRO Bank
4.750%, 07/28/2025 (E)	360	347
AerCap Ireland Capital DAC
3.400%, 10/29/2033	540	434
Agree
4.800%, 10/01/2032	281	261
Ally Financial
1.450%, 10/02/2023	670	661
American Express
5.043%, U.S. SOFR + 1.835%, 05/01/2034 (A)	1,043	1,020
4.050%, 05/03/2029	770	733
3.950%, 08/01/2025	555	539
3.375%, 05/03/2024	480	471
American International Group
3.900%, 04/01/2026	264	253
3.875%, 01/15/2035	210	181
2.500%, 06/30/2025	212	200
American Tower
3.125%, 01/15/2027	253	233
Antares Holdings
3.750%, 07/15/2027 (E)	649	543
Aon
6.250%, 09/30/2040	19	20
2.600%, 12/02/2031	2,080	1,713
Apollo Management Holdings
4.400%, 05/27/2026 (E)	530	504
Arthur J Gallagher
5.750%, 03/02/2053	155	156
3.050%, 03/09/2052	1,370	873
Athene Global Funding
5.808%, SOFRINDX + 0.700%, 05/24/2024 (A)(E)	2,025	2,006
3.205%, 03/08/2027 (E)(F)	635	568
2.950%, 11/12/2026 (E)	2,090	1,852
1.985%, 08/19/2028 (E)	30	24
1.608%, 06/29/2026 (E)	1,365	1,167
Athene Holding
4.125%, 01/12/2028	605	552
Avolon Holdings Funding
3.950%, 07/01/2024 (E)	715	693
2.875%, 02/15/2025 (E)	975	907
2.528%, 11/18/2027 (E)	779	657

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (A)	$200	$187
2.746%, 05/28/2025	1,400	1,314
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (A)	390	339
Bank of America
5.288%, U.S. SOFR + 1.910%, 04/25/2034 (A)	4,027	3,990
5.202%, U.S. SOFR + 1.630%, 04/25/2029 (A)	1,318	1,304
5.080%, U.S. SOFR + 1.290%, 01/20/2027 (A)	767	755
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (A)	2,350	2,210
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	3,305	3,031
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	530	445
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	3,620	2,948
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (A)	1,880	1,503
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (A)	4,826	4,308
1.658%, U.S. SOFR + 0.910%, 03/11/2027 (A)	5,025	4,522
Bank of America MTN
5.000%, 01/21/2044	830	795
4.450%, 03/03/2026	1,157	1,125
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (A)	1,140	1,094
4.330%, TSFR3M + 1.782%, 03/15/2050 (A)	260	224
4.250%, 10/22/2026	80	77
4.244%, TSFR3M + 2.076%, 04/24/2038 (A)	179	157
4.200%, 08/26/2024	1,530	1,501
4.125%, 01/22/2024	290	288
4.100%, 07/24/2023	340	340
4.083%, TSFR3M + 3.412%, 03/20/2051 (A)	1,630	1,351
4.000%, 04/01/2024	1,309	1,294
4.000%, 01/22/2025	1,070	1,041
3.974%, TSFR3M + 1.472%, 02/07/2030 (A)	1,900	1,759
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	625	585
3.824%, TSFR3M + 1.837%, 01/20/2028 (A)	631	597

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	$1,364	$1,268
3.500%, 04/19/2026	780	748
3.093%, TSFR3M + 1.352%, 10/01/2025 (A)	1,925	1,852
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)	690	575
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)	265	228
2.551%, U.S. SOFR + 1.050%, 02/04/2028 (A)	524	473
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)	755	632
2.087%, U.S. SOFR + 1.060%, 06/14/2029 (A)	6,025	5,140
1.197%, U.S. SOFR + 1.010%, 10/24/2026 (A)	720	648
Bank of Montreal MTN
1.850%, 05/01/2025	880	822
Bank of New York Mellon
4.947%, U.S. SOFR + 1.026%, 04/26/2027 (A)	1,795	1,773
4.543%, U.S. SOFR + 1.169%, 02/01/2029 (A)	1,085	1,056
3.400%, 05/15/2024	530	519
Bank of New York Mellon MTN
4.967%, U.S. SOFR + 1.606%, 04/26/2034 (A)	1,347	1,315
3.250%, 09/11/2024	100	97
1.600%, 04/24/2025	260	244
Bank of Nova Scotia
5.250%, 06/12/2028	1,184	1,176
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(A)(G)	510	482
4.588%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.050%, 05/04/2037 (A)	390	336
1.300%, 06/11/2025	480	441
Barclays
7.437%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 11/02/2033 (A)	1,134	1,227
6.224%, U.S. SOFR + 2.980%, 05/09/2034 (A)	919	915
5.829%, U.S. SOFR + 2.210%, 05/09/2027 (A)	1,782	1,758
5.088%, ICE LIBOR USD 3 Month + 3.054%, 06/20/2030 (A)	1,940	1,764
4.375%, 01/12/2026	2,270	2,181
Barclays MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (A)	520	491

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Finance
4.250%, 01/15/2049	$870	$792
BNP Paribas
5.335%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 06/12/2029 (A)(E)	1,183	1,167
5.125%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.450%, 01/13/2029 (A)(E)	1,670	1,634
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(E)	930	922
4.625%, 03/13/2027 (E)	200	191
4.400%, 08/14/2028 (E)	1,447	1,366
3.375%, 01/09/2025 (E)	290	278
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)(E)	600	555
BNP Paribas MTN
4.375%, USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (A)(E)	400	362
3.052%, U.S. SOFR + 1.507%, 01/13/2031 (A)(E)	200	171
BPCE
5.150%, 07/21/2024 (E)	410	403
BPCE MTN
5.975%, U.S. SOFR + 2.100%, 01/18/2027 (A)(E)	1,560	1,545
Brighthouse Financial
3.850%, 12/22/2051	266	168
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (E)	1,505	1,447
Brookfield Capital Finance
6.087%, 06/14/2033	739	750
Cantor Fitzgerald
4.500%, 04/14/2027 (E)	1,135	1,060
Capital One Financial
6.377%, U.S. SOFR + 2.860%, 06/08/2034 (A)	888	881
6.312%, U.S. SOFR + 2.640%, 06/08/2029 (A)	1,184	1,176
3.273%, U.S. SOFR + 1.790%, 03/01/2030 (A)	1,850	1,571
Cboe Global Markets
3.000%, 03/16/2032	1,330	1,136
Charles Schwab
5.853%, U.S. SOFR + 2.500%, 05/19/2034 (A)	295	299
5.643%, U.S. SOFR + 2.210%, 05/19/2029 (A)	2,540	2,537
Chubb INA Holdings
3.350%, 05/03/2026	200	192
3.150%, 03/15/2025	74	72
CI Financial
4.100%, 06/15/2051	1,020	620

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.200%, 12/17/2030	$1,255	$940
Citadel
4.875%, 01/15/2027 (E)	660	632
Citigroup
9.341%, ICE LIBOR USD 3 Month + 4.068%(A)(G)	360	361
8.125%, 07/15/2039	1,064	1,361
6.675%, 09/13/2043	70	75
6.625%, 06/15/2032	100	106
6.300%, TSFR3M + 3.685%(A)(G)	300	292
6.174%, U.S. SOFR + 2.661%, 05/25/2034 (A)	2,186	2,205
5.950%, TSFR3M + 4.167%(A)(G)	590	566
5.610%, U.S. SOFR + 1.546%, 09/29/2026 (A)	2,720	2,716
5.500%, 09/13/2025	950	944
5.300%, 05/06/2044	225	208
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (A)	370	358
4.750%, 05/18/2046	100	86
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (A)	340	332
4.650%, 07/30/2045	903	801
4.450%, 09/29/2027	1,295	1,236
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	2,750	2,586
4.400%, 06/10/2025	1,080	1,049
4.300%, 11/20/2026	240	230
4.125%, 07/25/2028	210	198
4.075%, TSFR3M + 1.454%, 04/23/2029 (A)	81	76
3.980%, TSFR3M + 1.600%, 03/20/2030 (A)	1,860	1,720
3.878%, TSFR3M + 1.430%, 01/24/2039 (A)	59	49
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	970	857
3.352%, TSFR3M + 1.158%, 04/24/2025 (A)	125	122
3.300%, 04/27/2025	120	115
3.200%, 10/21/2026	440	412
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	350	334
3.070%, U.S. SOFR + 1.280%, 02/24/2028 (A)	655	603
3.057%, U.S. SOFR + 1.351%, 01/25/2033 (A)	4,065	3,394
2.976%, U.S. SOFR + 1.422%, 11/05/2030 (A)	715	620
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	2,500	2,086
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (A)	2,880	2,352

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (A)	$360	$290
1.462%, U.S. SOFR + 0.770%, 06/09/2027 (A)	1,800	1,599
0.981%, U.S. SOFR + 0.669%, 05/01/2025 (A)	250	239
CME Group
3.000%, 03/15/2025	51	49
Cooperatieve Rabobank UA
5.564%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.400%, 02/28/2029 (A)(E)	2,147	2,118
4.375%, 08/04/2025	2,150	2,075
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/2033 (A)(E)	1,790	1,555
3.649%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.220%, 04/06/2028 (A)(E)	420	389
Credit Agricole MTN
4.000%, USD Swap Semi 30/360 5 Yr Curr + 1.644%, 01/10/2033 (A)(E)	250	223
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (A)(E)	400	368
Credit Suisse NY
7.950%, 01/09/2025	1,220	1,245
7.500%, 02/15/2028	1,240	1,317
2.950%, 04/09/2025	520	488
CTR Partnership
3.875%, 06/30/2028 (E)	90	77
Danske Bank
6.466%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/09/2026 (A)(E)	1,115	1,113
5.375%, 01/12/2024 (E)	650	646
3.875%, 09/12/2023 (E)	200	199
3.244%, ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (A)(E)	220	209
Danske Bank MTN
4.375%, 06/12/2028 (E)	200	185
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/2033 (A)	1,178	864
DNB Bank
1.605%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.680%, 03/30/2028 (A)(E)	2,065	1,782
1.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 09/16/2026 (A)(E)	5	4
F&G Global Funding
1.750%, 06/30/2026 (E)	810	717

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital
7.200%, 07/15/2048 (E)	$1,021	$1,055
7.050%, 07/15/2028 (E)	1,000	1,007
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(E)	1,650	1,603
Federal Realty Investment Trust
3.950%, 01/15/2024	357	353
Fiserv
5.600%, 03/02/2033	1,738	1,769
Goldman Sachs Capital II
6.264%, ICE LIBOR USD 3 Month + 0.768%(A)(G)	10	8
Goldman Sachs Group
6.750%, 10/01/2037	30	32
6.250%, 02/01/2041	1,050	1,129
5.150%, 05/22/2045	820	766
4.750%, 10/21/2045	370	336
4.250%, 10/21/2025	1,120	1,079
4.223%, TSFR3M + 1.563%, 05/01/2029 (A)	1,300	1,228
3.814%, TSFR3M + 1.420%, 04/23/2029 (A)	480	446
3.750%, 02/25/2026	345	331
3.691%, TSFR3M + 1.772%, 06/05/2028 (A)	380	357
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (A)	170	159
3.500%, 04/01/2025	540	519
3.500%, 11/16/2026	900	844
3.272%, TSFR3M + 1.463%, 09/29/2025 (A)	1,130	1,092
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (A)	120	89
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (A)	260	183
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (A)	1,715	1,398
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (A)	4,960	3,973
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (A)	2,237	1,990
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (A)	5,835	5,128
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (A)	1,150	1,027
1.217%, 12/06/2023	3,465	3,398
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (A)	1,370	1,347
Goldman Sachs Group MTN
4.000%, 03/03/2024	690	681
3.850%, 07/08/2024	330	324

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Guardian Life Global Funding
1.100%, 06/23/2025 (E)	$190	$173
Healthcare Realty Holdings
3.875%, 05/01/2025	15	14
2.400%, 03/15/2030	170	135
HSBC Bank USA
7.000%, 01/15/2039	275	299
HSBC Holdings
6.332%, U.S. SOFR + 2.650%, 03/09/2044 (A)	1,109	1,150
6.254%, U.S. SOFR + 2.390%, 03/09/2034 (A)	344	353
6.161%, U.S. SOFR + 1.970%, 03/09/2029 (A)	1,223	1,233
4.762%, U.S. SOFR + 2.530%, 03/29/2033 (A)	670	605
4.755%, U.S. SOFR + 2.110%, 06/09/2028 (A)	220	211
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	260	245
4.375%, 11/23/2026	345	326
4.300%, 03/08/2026	1,710	1,653
4.250%, 03/14/2024	510	503
4.250%, 08/18/2025	560	538
3.973%, TSFR3M + 1.872%, 05/22/2030 (A)	860	772
2.357%, U.S. SOFR + 1.947%, 08/18/2031 (A)	370	295
2.206%, U.S. SOFR + 1.285%, 08/17/2029 (A)	1,930	1,615
2.099%, U.S. SOFR + 1.929%, 06/04/2026 (A)	2,640	2,443
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (A)	3,230	2,768
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (A)	330	304
1.589%, U.S. SOFR + 1.290%, 05/24/2027 (A)	815	719
ILFC E-Capital Trust II
7.314%, 12/21/2065 (A)(E)	400	278
Intercontinental Exchange
4.950%, 06/15/2052	150	141
4.600%, 03/15/2033	1,150	1,114
1.850%, 09/15/2032	1,470	1,127
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (E)	2,320	2,247
Invitation Homes Operating Partnership
2.000%, 08/15/2031	1,548	1,186
Jackson Financial
3.125%, 11/23/2031	1,405	1,090
JPMorgan Chase
8.750%, 09/01/2030 (F)	970	1,178

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.849%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (A)	$1,590	$1,484
4.950%, 06/01/2045	430	401
4.452%, TSFR3M + 1.592%, 12/05/2029 (A)	300	288
4.260%, TSFR3M + 1.842%, 02/22/2048 (A)	84	73
4.250%, 10/01/2027	720	698
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	800	760
4.023%, TSFR3M + 1.262%, 12/05/2024 (A)	1,480	1,467
3.882%, TSFR3M + 1.622%, 07/24/2038 (A)	325	280
3.875%, 09/10/2024	1,140	1,113
3.625%, 05/13/2024	230	226
3.625%, 12/01/2027	230	216
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (A)	130	91
2.956%, TSFR3M + 2.515%, 05/13/2031 (A)	300	257
2.950%, 10/01/2026	377	353
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (A)	650	597
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	855	737
2.580%, TSFR3M + 1.250%, 04/22/2032 (A)	165	137
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (A)	1,380	1,131
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)(F)	450	381
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (A)	1,190	1,134
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	830	777
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (A)	1,285	1,102
2.005%, TSFR3M + 1.585%, 03/13/2026 (A)	660	620
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (A)	3,020	2,406
1.578%, U.S. SOFR + 0.885%, 04/22/2027 (A)	5,390	4,841
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (A)	2,070	1,938
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (A)	400	358
1.040%, TSFR3M + 0.695%, 02/04/2027 (A)	1,385	1,233
0.969%, TSFR3M + 0.580%, 06/23/2025 (A)	4,070	3,863

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeyBank MTN
5.000%, 01/26/2033	$946	$819
KeyCorp MTN
2.250%, 04/06/2027	300	249
KKR Group Finance II
5.500%, 02/01/2043 (E)(F)	80	73
Life Storage
2.400%, 10/15/2031	525	416
Lloyds Banking Group
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (A)	1,790	1,675
4.375%, 03/22/2028	670	635
4.344%, 01/09/2048	200	152
4.050%, 08/16/2023	200	200
3.870%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025 (A)	1,190	1,159
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (A)	2,000	1,769
M&T Bank
5.053%, U.S. SOFR + 1.850%, 01/27/2034 (A)	552	504
Macquarie Group
5.887%, U.S. SOFR + 2.380%, 06/15/2034 (A)(E)	1,184	1,163
4.442%, U.S. SOFR + 2.405%, 06/21/2033 (A)(E)	330	295
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (A)(E)	2,045	1,820
Macquarie Group MTN
5.033%, ICE LIBOR USD 3 Month + 1.750%, 01/15/2030 (A)(E)	635	621
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(E)	980	783
Manufacturers & Traders Trust
4.700%, 01/27/2028	338	316
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (E)	88	60
Mercury General
4.400%, 03/15/2027	935	884
MetLife
6.400%, 12/15/2036	420	419
5.700%, 06/15/2035	15	16
MetLife Capital Trust IV
7.875%, 12/15/2037 (E)	800	837
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (E)	1,955	1,828
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (E)	700	692
5.000%, 01/06/2026 (E)	660	653

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mitsubishi UFJ Financial Group
5.719%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.080%, 02/20/2026 (A)	$1,760	$1,751
5.063%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 09/12/2025 (A)	1,620	1,600
4.080%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 04/19/2028 (A)	400	380
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (A)	380	365
Mizuho Financial Group
5.748%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.900%, 07/06/2034 (A)	608	610
Morgan Stanley
6.342%, U.S. SOFR + 2.560%, 10/18/2033 (A)	1,023	1,088
5.948%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.430%, 01/19/2038 (A)	585	578
5.250%, U.S. SOFR + 1.870%, 04/21/2034 (A)	1,997	1,972
5.164%, U.S. SOFR + 1.590%, 04/20/2029 (A)	296	292
5.123%, U.S. SOFR + 1.730%, 02/01/2029 (A)	296	292
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (A)	1,040	789
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (A)	770	689
Morgan Stanley MTN
4.431%, TSFR3M + 1.890%, 01/23/2030 (A)	10	10
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (A)	119	101
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	1,985	1,853
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	1,920	1,730
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (A)	520	442
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (A)	2,170	1,753
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (A)	585	465
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	1,300	1,220
1.928%, U.S. SOFR + 1.020%, 04/28/2032 (A)	865	675

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (A)	$2,400	$1,862
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (A)	555	492
1.164%, U.S. SOFR + 0.560%, 10/21/2025 (A)	4,860	4,542
MUFG Bank
4.100%, 09/09/2023 (E)	200	199
Nasdaq
5.550%, 02/15/2034	1,080	1,084
National Australia Bank
4.900%, 06/13/2028	1,144	1,133
National Securities Clearing
1.500%, 04/23/2025 (E)	330	307
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (A)(E)	800	798
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)(E)	1,375	1,235
Nationwide Mutual Insurance
7.842%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (A)(E)	3,735	3,731
NatWest Group
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/2026 (A)	1,085	1,110
4.892%, ICE LIBOR USD 3 Month + 1.754%, 05/18/2029 (A)	200	190
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (A)	1,500	1,473
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (A)	920	810
New York Life Global Funding
0.950%, 06/24/2025 (E)	340	311
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (E)	1,112	785
Ohio National Financial Services
6.800%, 01/24/2030 (E)	625	581
Park Aerospace Holdings
5.500%, 02/15/2024 (E)	212	210
Physicians Realty
2.625%, 11/01/2031	700	544
PNC Bank
3.875%, 04/10/2025	430	410
PNC Financial Services Group
6.037%, SOFRINDX + 2.140%, 10/28/2033 (A)	1,045	1,069
5.812%, U.S. SOFR + 1.322%, 06/12/2026 (A)	250	248
5.582%, U.S. SOFR + 1.841%, 06/12/2029 (A)	2,415	2,404

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (A)	$1,375	$1,319
Principal Life Global Funding II
2.250%, 11/21/2024 (E)	1,465	1,390
1.250%, 06/23/2025 (E)	160	146
Prospect Capital
3.706%, 01/22/2026	395	347
Prudential Financial MTN
5.625%, 05/12/2041	10	9
Royal Bank of Canada MTN
1.150%, 06/10/2025	460	425
Santander Holdings USA
6.565%, U.S. SOFR + 2.700%, 06/12/2029 (A)	739	725
6.499%, U.S. SOFR + 2.356%, 03/09/2029 (A)	1,223	1,210
4.500%, 07/17/2025	80	77
Santander UK Group Holdings
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (A)	3,050	3,027
2.896%, U.S. SOFR + 1.475%, 03/15/2032 (A)	610	493
2.469%, U.S. SOFR + 1.220%, 01/11/2028 (A)	510	445
1.673%, U.S. SOFR + 0.989%, 06/14/2027 (A)	445	384
1.532%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026 (A)	235	209
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (A)	2,475	2,371
SBL Holdings
5.000%, 02/18/2031 (E)	931	721
Scentre Group Trust 1
3.625%, 01/28/2026 (E)	635	602
Societe Generale
3.625%, 03/01/2041 (E)	530	344
Societe Generale MTN
7.367%, 01/10/2053 (E)	115	112
2.625%, 01/22/2025 (E)	735	691
State Street
3.300%, 12/16/2024	70	68
Svenska Handelsbanken
5.500%, 06/15/2028 (E)	1,803	1,767
Swedbank
5.472%, 06/15/2026 (E)	1,775	1,759
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (E)	124	137
4.900%, 09/15/2044 (E)	240	217
3.300%, 05/15/2050 (E)	2,455	1,698
The Vanguard Group
3.050%, 08/22/2050	670	429

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	$2,190	$2,078
2.800%, 03/10/2027	1,300	1,192
1.150%, 06/12/2025	460	424
Truist Financial MTN
6.047%, U.S. SOFR + 2.050%, 06/08/2027 (A)	1,506	1,507
5.867%, U.S. SOFR + 2.361%, 06/08/2034 (A)	740	740
4.260%, U.S. SOFR + 1.456%, 07/28/2026 (A)	1,590	1,528
Trust Fibra Uno
6.390%, 01/15/2050 (E)	344	272
UBS MTN
4.500%, 06/26/2048 (E)	440	399
UBS Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(E)	3,538	4,241
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(E)(G)	1,640	1,584
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(E)	6,580	6,741
6.442%, U.S. SOFR + 3.700%, 08/11/2028 (A)(E)	1,174	1,178
6.373%, U.S. SOFR + 3.340%, 07/15/2026 (A)(E)	605	601
5.959%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.200%, 01/12/2034 (A)(E)	328	326
4.751%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 05/12/2028 (A)(E)	360	341
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (A)(E)	320	309
4.282%, 01/09/2028 (E)	1,201	1,110
4.253%, 03/23/2028 (E)	350	325
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(E)	1,200	1,068
4.125%, 09/24/2025 (E)	200	191
3.750%, 03/26/2025	1,085	1,038
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(E)	2,000	1,618
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(E)	210	164
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (A)(E)	1,235	1,177
2.193%, U.S. SOFR + 2.044%, 06/05/2026 (A)(E)	1,070	981
1.494%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 08/10/2027 (A)(E)	610	524

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.305%, SOFRINDX + 0.980%, 02/02/2027 (A)(E)	$2,825	$2,468
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (A)	1,065	1,067
5.836%, U.S. SOFR + 2.260%, 06/12/2034 (A)	1,402	1,412
5.775%, U.S. SOFR + 2.020%, 06/12/2029 (A)	1,969	1,969
5.727%, U.S. SOFR + 1.430%, 10/21/2026 (A)	185	185
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (A)	1,905	1,779
4.653%, U.S. SOFR + 1.230%, 02/01/2029 (A)	1,850	1,767
1.450%, 05/12/2025 (F)	1,020	951
US Bancorp MTN
2.215%, U.S. SOFR + 0.730%, 01/27/2028 (A)	70	62
Validus Holdings
8.875%, 01/26/2040 (F)	905	1,147
WEA Finance
4.750%, 09/17/2044 (E)	230	161
3.750%, 09/17/2024 (E)	990	935
Wells Fargo
7.950%, 11/15/2029	495	542
5.760%, ICE LIBOR USD 3 Month + 0.500%, 01/15/2027 (A)	1,200	1,123
5.375%, 11/02/2043	400	376
3.000%, 10/23/2026	1,030	956
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (A)	2,760	2,586
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (A)	4,525	4,215
4.900%, 11/17/2045	909	800
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (A)	3,791	3,636
4.750%, 12/07/2046	700	596
4.650%, 11/04/2044	261	221
4.478%, TSFR3M + 4.032%, 04/04/2031 (A)	1,880	1,787
4.400%, 06/14/2046	1,370	1,113
4.150%, 01/24/2029	1,010	957
4.125%, 08/15/2023	900	898
3.750%, 01/24/2024	250	247
3.584%, TSFR3M + 1.572%, 05/22/2028 (A)	515	480
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (A)	3,820	3,565
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	4,775	4,087

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.196%, TSFR3M + 1.432%, 06/17/2027 (A)	$1,550	$1,456
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	20	17
2.406%, TSFR3M + 1.087%, 10/30/2025 (A)	1,005	957
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (A)	75	67
2.164%, TSFR3M + 1.012%, 02/11/2026 (A)	1,695	1,596
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (A)	420	322
Willis North America
5.350%, 05/15/2033	1,600	1,560

		404,272

Health Care — 3.2%
Abbott Laboratories
4.900%, 11/30/2046	470	474
4.750%, 11/30/2036	710	713
3.750%, 11/30/2026	463	451
1.400%, 06/30/2030	673	554
AbbVie
4.875%, 11/14/2048	70	66
4.625%, 10/01/2042	38	35
4.550%, 03/15/2035	449	428
4.500%, 05/14/2035	510	485
4.450%, 05/14/2046	198	174
4.300%, 05/14/2036	195	179
4.250%, 11/21/2049	3,222	2,781
4.050%, 11/21/2039	733	638
3.800%, 03/15/2025	460	447
3.750%, 11/14/2023	100	99
3.600%, 05/14/2025	210	203
3.200%, 11/21/2029	1,325	1,198
2.950%, 11/21/2026	380	355
2.600%, 11/21/2024	1,820	1,746
Aetna
3.875%, 08/15/2047	90	70
Alcon Finance
3.000%, 09/23/2029 (E)	1,975	1,743
Amgen
6.375%, 06/01/2037	910	983
5.650%, 03/02/2053	4,102	4,154
5.600%, 03/02/2043	1,075	1,078
5.250%, 03/02/2025	1,494	1,486
5.250%, 03/02/2033	1,075	1,076
5.150%, 03/02/2028	898	897
5.150%, 11/15/2041	332	321
4.663%, 06/15/2051	269	241
4.400%, 05/01/2045	375	325

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 05/22/2024	$130	$128
3.150%, 02/21/2040	190	145
2.770%, 09/01/2053	263	163
2.000%, 01/15/2032	1,515	1,197
Astrazeneca Finance
4.900%, 03/03/2030	897	899
4.875%, 03/03/2028	656	655
Bausch Health
7.250%, 05/30/2029 (E)	170	72
6.250%, 02/15/2029 (E)	500	212
5.500%, 11/01/2025 (E)	20	18
Bayer US Finance
3.375%, 10/08/2024 (E)	800	775
Bayer US Finance II
4.875%, 06/25/2048 (E)	1,795	1,614
4.700%, 07/15/2064 (E)	210	168
4.625%, 06/25/2038 (E)	420	366
4.375%, 12/15/2028 (E)	4,578	4,343
4.250%, 12/15/2025 (E)	520	502
Becton Dickinson
4.685%, 12/15/2044	264	239
3.734%, 12/15/2024	287	279
3.700%, 06/06/2027	121	115
3.363%, 06/06/2024	758	742
Bristol-Myers Squibb
4.550%, 02/20/2048	129	120
4.350%, 11/15/2047	51	46
3.400%, 07/26/2029	124	115
3.200%, 06/15/2026	506	484
2.900%, 07/26/2024	785	765
Centene
4.625%, 12/15/2029	390	359
4.250%, 12/15/2027	260	243
3.375%, 02/15/2030	230	197
3.000%, 10/15/2030	3,073	2,561
2.625%, 08/01/2031	40	32
Cigna Group
5.400%, 03/15/2033	374	381
4.900%, 12/15/2048	830	772
4.800%, 08/15/2038	500	472
4.375%, 10/15/2028	810	783
4.125%, 11/15/2025	290	282
3.750%, 07/15/2023	462	461
3.400%, 03/01/2027	380	358
3.400%, 03/15/2050	120	88
3.400%, 03/15/2051	588	429
CommonSpirit Health
4.350%, 11/01/2042	110	95
2.782%, 10/01/2030	1,970	1,656
CVS Health
5.125%, 02/21/2030	1,375	1,366
5.125%, 07/20/2045	670	620

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.050%, 03/25/2048	$4,625	$4,263
5.000%, 02/20/2026	1,515	1,508
4.780%, 03/25/2038	565	521
4.300%, 03/25/2028	809	780
4.250%, 04/01/2050	30	25
4.125%, 04/01/2040	160	135
3.875%, 07/20/2025	515	501
3.750%, 04/01/2030	540	495
3.625%, 04/01/2027	360	342
2.700%, 08/21/2040	500	349
2.125%, 09/15/2031	370	297
1.875%, 02/28/2031	110	87
CVS Pass-Through Trust
5.926%, 01/10/2034 (E)	62	59
DH Europe Finance II Sarl
2.200%, 11/15/2024	736	705
Elevance Health
4.625%, 05/15/2042	41	37
4.550%, 05/15/2052	250	223
4.100%, 05/15/2032	270	251
3.650%, 12/01/2027	220	208
3.500%, 08/15/2024	90	88
3.350%, 12/01/2024	1,425	1,378
Eli Lilly
4.950%, 02/27/2063	209	213
4.875%, 02/27/2053	449	461
4.700%, 02/27/2033	299	303
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (E)	1,345	1,160
Gilead Sciences
5.650%, 12/01/2041	35	37
4.750%, 03/01/2046	380	358
4.600%, 09/01/2035	339	326
4.500%, 02/01/2045	10	9
4.000%, 09/01/2036	240	216
3.700%, 04/01/2024	410	404
3.650%, 03/01/2026	460	443
2.600%, 10/01/2040	466	337
1.650%, 10/01/2030	269	220
HCA
5.900%, 06/01/2053	1,039	1,029
5.875%, 02/01/2029	410	413
5.625%, 09/01/2028	60	60
5.500%, 06/01/2033	725	724
5.500%, 06/15/2047	965	909
5.375%, 02/01/2025	160	159
5.375%, 09/01/2026	155	154
5.250%, 04/15/2025	820	809
5.250%, 06/15/2026	650	643
5.250%, 06/15/2049	2,150	1,940
5.200%, 06/01/2028	1,387	1,376
4.625%, 03/15/2052 (E)	953	783

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 02/15/2027	$20	$19
3.625%, 03/15/2032 (E)	840	729
3.500%, 09/01/2030	790	692
3.500%, 07/15/2051	672	465
2.375%, 07/15/2031	945	756
Humana
4.950%, 10/01/2044	60	55
4.800%, 03/15/2047	30	27
4.625%, 12/01/2042	170	150
4.500%, 04/01/2025	80	79
3.950%, 03/15/2027	70	67
3.700%, 03/23/2029	3,205	2,935
2.150%, 02/03/2032	130	102
Johnson & Johnson
3.700%, 03/01/2046	170	150
3.625%, 03/03/2037	260	234
3.500%, 01/15/2048	92	78
3.400%, 01/15/2038	173	151
2.625%, 01/15/2025	86	83
2.450%, 09/01/2060	655	424
0.950%, 09/01/2027	610	533
0.550%, 09/01/2025	300	274
Medtronic
4.625%, 03/15/2045	9	9
Merck
5.150%, 05/17/2063	228	233
5.000%, 05/17/2053	1,098	1,112
4.500%, 05/17/2033	152	151
1.450%, 06/24/2030	300	245
0.750%, 02/24/2026	530	479
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	610
Pfizer
4.000%, 12/15/2036	815	759
2.625%, 04/01/2030	440	391
1.700%, 05/28/2030	420	349
0.800%, 05/28/2025	670	619
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	449	454
5.300%, 05/19/2053	1,727	1,796
4.750%, 05/19/2033	4,307	4,291
Roche Holdings
2.076%, 12/13/2031 (E)	294	242
Royalty Pharma
1.200%, 09/02/2025	535	482
0.750%, 09/02/2023	925	917
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	848
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	913	907
Takeda Pharmaceutical
4.400%, 11/26/2023	933	928

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tenet Healthcare
4.375%, 01/15/2030	$20	$18
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/2031	200	209
7.125%, 01/31/2025	390	395
5.125%, 05/09/2029 (F)	1,780	1,615
4.750%, 05/09/2027	200	185
3.150%, 10/01/2026	1,580	1,416
2.800%, 07/21/2023	85	85
UnitedHealth Group
5.875%, 02/15/2053	2,795	3,104
5.800%, 03/15/2036	280	299
5.200%, 04/15/2063	309	309
5.050%, 04/15/2053	279	277
4.625%, 07/15/2035	523	511
4.450%, 12/15/2048	90	82
4.250%, 04/15/2047	450	397
4.250%, 06/15/2048	110	97
4.200%, 05/15/2032	290	277
4.000%, 05/15/2029	989	945
3.875%, 12/15/2028	170	163
3.875%, 08/15/2059	360	293
3.750%, 07/15/2025	270	263
3.700%, 08/15/2049	150	120
3.250%, 05/15/2051	445	332
3.125%, 05/15/2060	50	35
3.050%, 05/15/2041	141	109
2.300%, 05/15/2031	80	68
2.000%, 05/15/2030	140	118
1.250%, 01/15/2026	170	155
Universal Health Services
1.650%, 09/01/2026	685	599
Viatris
4.000%, 06/22/2050	505	334
Wyeth
5.950%, 04/01/2037	470	514

		111,604

Industrials — 2.3%
3M
3.700%, 04/15/2050 (F)	660	522
3.050%, 04/15/2030 (F)	90	81
2.375%, 08/26/2029 (F)	390	335
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (E)	255	200
AerCap Ireland Capital DAC
5.750%, 06/06/2028	680	674
3.875%, 01/23/2028	345	317
3.500%, 01/15/2025	232	222
3.300%, 01/30/2032	4,118	3,369
3.150%, 02/15/2024	560	549

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 10/29/2028	$2,375	$2,054
2.450%, 10/29/2026	3,530	3,153
1.650%, 10/29/2024	1,395	1,311
1.150%, 10/29/2023	3,112	3,062
Air Lease
5.850%, 12/15/2027	820	819
5.300%, 02/01/2028	450	441
3.625%, 04/01/2027	221	204
3.625%, 12/01/2027	216	197
3.375%, 07/01/2025	310	294
3.250%, 03/01/2025	1,645	1,566
Air Lease MTN
2.300%, 02/01/2025	355	334
Allied Universal Holdco
6.625%, 07/15/2026 (E)	20	19
Boeing
5.930%, 05/01/2060	160	158
5.805%, 05/01/2050	1,390	1,385
5.705%, 05/01/2040	690	688
5.150%, 05/01/2030	940	931
4.875%, 05/01/2025	2,075	2,046
3.750%, 02/01/2050	938	705
3.625%, 03/01/2048	23	16
3.550%, 03/01/2038	196	153
3.250%, 02/01/2035	1,539	1,248
3.200%, 03/01/2029	490	438
3.100%, 05/01/2026	160	150
2.800%, 03/01/2027	190	173
2.700%, 02/01/2027	140	128
2.196%, 02/04/2026	1,953	1,793
1.433%, 02/04/2024	2,065	2,010
Builders FirstSource
4.250%, 02/01/2032 (E)	80	70
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	105
5.400%, 06/01/2041	50	51
4.450%, 01/15/2053	120	110
4.150%, 12/15/2048	150	131
4.050%, 06/15/2048	124	106
2.875%, 06/15/2052	120	82
Canadian Pacific Railway
6.125%, 09/15/2115	44	45
1.750%, 12/02/2026	129	116
1.350%, 12/02/2024	667	627
Carrier Global
3.577%, 04/05/2050	30	22
Cintas No. 2
4.000%, 05/01/2032	1,190	1,130
3.700%, 04/01/2027	400	386
Crowley Conro
4.181%, 08/15/2043	405	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deere
3.750%, 04/15/2050 (F)	$530	$469
3.100%, 04/15/2030	100	92
Delta Air Lines
7.375%, 01/15/2026	580	605
4.750%, 10/20/2028 (E)	1,432	1,390
4.500%, 10/20/2025 (E)	408	399
4.375%, 04/19/2028	153	144
2.900%, 10/28/2024	60	58
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,282	2,890
DP World MTN
5.625%, 09/25/2048 (E)	990	923
Eaton
7.625%, 04/01/2024	75	76
4.150%, 11/02/2042	140	125
Emerson Electric
2.800%, 12/21/2051	280	191
Equifax
2.600%, 12/15/2025	255	237
General Dynamics
4.250%, 04/01/2040	880	810
4.250%, 04/01/2050	200	183
3.500%, 05/15/2025	60	58
3.250%, 04/01/2025	160	155
General Electric MTN
5.801%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (A)	2,400	2,093
GFL Environmental
4.250%, 06/01/2025 (E)	250	241
H&E Equipment Services
3.875%, 12/15/2028 (E)	80	69
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (E)	50	47
Honeywell International
1.350%, 06/01/2025	310	289
John Deere Capital MTN
4.900%, 03/03/2028	747	751
4.850%, 10/11/2029	336	336
4.700%, 06/10/2030	1,827	1,815
4.150%, 09/15/2027	1,413	1,379
3.350%, 04/18/2029	1,255	1,167
L3Harris Technologies
5.054%, 04/27/2045	180	165
4.854%, 04/27/2035	80	77
Lockheed Martin
4.750%, 02/15/2034	1,070	1,067
4.500%, 05/15/2036	90	87
4.150%, 06/15/2053	1,220	1,074
4.070%, 12/15/2042	91	81
3.900%, 06/15/2032	230	217

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.550%, 01/15/2026	$1,188	$1,152
Mileage Plus Holdings
6.500%, 06/20/2027 (E)	408	409
Northrop Grumman
5.250%, 05/01/2050	350	356
4.400%, 05/01/2030	345	336
4.030%, 10/15/2047	192	165
3.250%, 08/01/2023	716	714
3.250%, 01/15/2028	1,074	1,002
2.930%, 01/15/2025	810	778
Otis Worldwide
3.112%, 02/15/2040	335	259
2.056%, 04/05/2025	220	207
Parker-Hannifin
4.250%, 09/15/2027	760	737
2.700%, 06/14/2024	400	388
Prime Security Services Borrower
5.750%, 04/15/2026 (E)	320	314
Protective Life Global Funding
1.618%, 04/15/2026 (E)	2,170	1,944
Quanta Services
0.950%, 10/01/2024	535	503
Raytheon Technologies
5.375%, 02/27/2053	482	500
5.150%, 02/27/2033	778	789
4.625%, 11/16/2048	51	48
4.500%, 06/01/2042	170	156
4.450%, 11/16/2038	63	58
4.150%, 05/15/2045	59	50
4.125%, 11/16/2028	280	270
3.950%, 08/16/2025	190	186
3.150%, 12/15/2024	200	193
2.250%, 07/01/2030	420	354
Republic Services
5.000%, 04/01/2034	450	449
4.875%, 04/01/2029	450	449
3.950%, 05/15/2028	335	321
1.450%, 02/15/2031	1,650	1,295
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (E)	1,120	1,012
Spirit Loyalty Cayman
8.000%, 09/20/2025 (E)	375	378
Triton Container International
2.050%, 04/15/2026 (E)	755	659
Union Pacific
3.839%, 03/20/2060	1,030	819
3.750%, 07/15/2025	340	330
3.750%, 02/05/2070	230	174
3.375%, 02/14/2042	322	257
3.250%, 02/05/2050	480	359
2.891%, 04/06/2036	1,595	1,272
2.800%, 02/14/2032	387	334

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.375%, 05/20/2031	$285	$241
United Airlines
4.625%, 04/15/2029 (E)	510	465
4.375%, 04/15/2026 (E)	300	285
United Airlines Class A Pass Through Trust
5.800%, 01/15/2036	2,100	2,140
United Parcel Service
5.200%, 04/01/2040 (F)	240	247
United Rentals North America
4.875%, 01/15/2028	150	143
3.875%, 11/15/2027	100	93
3.875%, 02/15/2031	920	797
3.750%, 01/15/2032	300	254
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	408	382
Vertiv Group
4.125%, 11/15/2028 (E)	140	126

		80,027

Information Technology — 1.8%
Apple
4.850%, 05/10/2053	389	399
4.375%, 05/13/2045	360	342
4.250%, 02/09/2047	162	155
4.150%, 05/10/2030	449	442
4.000%, 05/10/2028	898	883
3.950%, 08/08/2052	421	371
3.850%, 05/04/2043	220	196
3.200%, 05/13/2025	64	62
3.200%, 05/11/2027	232	221
2.650%, 02/08/2051	184	127
2.450%, 08/04/2026	1,410	1,320
2.375%, 02/08/2041	218	161
1.125%, 05/11/2025	1,110	1,034
Broadcom
4.926%, 05/15/2037 (E)	927	839
4.150%, 11/15/2030	370	341
3.469%, 04/15/2034 (E)	301	247
3.419%, 04/15/2033 (E)	914	764
3.187%, 11/15/2036 (E)	10	8
3.150%, 11/15/2025	352	334
3.137%, 11/15/2035 (E)	1,960	1,503
2.600%, 02/15/2033 (E)	1,312	1,025
2.450%, 02/15/2031 (E)	469	382
CommScope
6.000%, 03/01/2026 (E)	200	187
4.750%, 09/01/2029 (E)	140	110
Corning
5.450%, 11/15/2079	570	515
Dell International
6.020%, 06/15/2026	39	40

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Payments
4.450%, 06/01/2028	$1,845	$1,731
Intel
5.900%, 02/10/2063	418	432
5.700%, 02/10/2053	298	303
5.625%, 02/10/2043	172	175
5.125%, 02/10/2030	320	322
4.750%, 03/25/2050	170	153
3.700%, 07/29/2025	223	217
3.050%, 08/12/2051	270	181
2.800%, 08/12/2041	256	182
1.600%, 08/12/2028	540	465
International Business Machines
3.000%, 05/15/2024	1,510	1,476
KLA
3.300%, 03/01/2050	246	184
Kyndryl Holdings
2.050%, 10/15/2026	1,350	1,165
Marvell Technology
1.650%, 04/15/2026	1,030	928
Mastercard
3.850%, 03/26/2050	80	69
3.375%, 04/01/2024	80	79
Micron Technology
5.875%, 02/09/2033	736	732
5.875%, 09/15/2033	120	119
5.375%, 04/15/2028	1,502	1,488
3.477%, 11/01/2051	147	98
Microsoft
4.100%, 02/06/2037	251	242
3.625%, 12/15/2023	89	88
3.500%, 02/12/2035	156	146
3.450%, 08/08/2036	565	515
3.300%, 02/06/2027	1,550	1,491
3.041%, 03/17/2062	199	145
2.921%, 03/17/2052	365	272
2.875%, 02/06/2024	1,010	995
2.700%, 02/12/2025	250	241
2.525%, 06/01/2050	546	378
2.400%, 08/08/2026	1,410	1,323
NVIDIA
3.700%, 04/01/2060	310	256
3.500%, 04/01/2040	430	368
3.500%, 04/01/2050	1,150	934
2.850%, 04/01/2030	230	209
NXP BV
4.400%, 06/01/2027	325	314
3.250%, 05/11/2041	294	214
2.700%, 05/01/2025	280	265
2.500%, 05/11/2031	299	244
Open Text Holdings
4.125%, 02/15/2030 (E)	20	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 12/01/2031 (E)	$30	$24
Oracle
6.900%, 11/09/2052	1,771	1,988
5.550%, 02/06/2053	399	386
4.650%, 05/06/2030	330	319
4.375%, 05/15/2055	181	145
4.000%, 07/15/2046	521	400
3.950%, 03/25/2051	2,971	2,246
3.900%, 05/15/2035	1,720	1,484
3.800%, 11/15/2037	2,255	1,844
3.650%, 03/25/2041	800	616
3.600%, 04/01/2040	915	708
3.600%, 04/01/2050	1,150	822
2.950%, 11/15/2024	315	304
2.950%, 04/01/2030	860	751
2.875%, 03/25/2031	1,320	1,127
1.650%, 03/25/2026	890	808
PayPal Holdings
2.300%, 06/01/2030 (F)	1,770	1,501
1.650%, 06/01/2025	400	374
Prosus
3.832%, 02/08/2051 (E)	320	197
Prosus MTN
4.027%, 08/03/2050 (E)	730	458
3.061%, 07/13/2031 (E)	2,100	1,642
QUALCOMM
6.000%, 05/20/2053	676	757
Roper Technologies
1.000%, 09/15/2025	420	382
Salesforce
3.700%, 04/11/2028	670	646
Sprint
7.875%, 09/15/2023	110	110
7.125%, 06/15/2024	1,015	1,024
Sprint Capital
8.750%, 03/15/2032	590	713
Tencent Holdings MTN
3.975%, 04/11/2029 (E)	600	558
3.840%, 04/22/2051 (E)	675	496
3.680%, 04/22/2041 (E)	680	524
Texas Instruments
5.050%, 05/18/2063	449	450
5.000%, 03/14/2053	749	759
4.900%, 03/14/2033	1,198	1,227
4.150%, 05/15/2048	300	272
1.750%, 05/04/2030	290	244
TSMC Arizona
1.750%, 10/25/2026	300	269
TSMC Global
1.375%, 09/28/2030 (E)	1,365	1,071
Visa
4.300%, 12/14/2045	690	640

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 09/15/2047	$235	$199
3.150%, 12/14/2025	1,410	1,351
VMware
4.700%, 05/15/2030	539	514
1.400%, 08/15/2026	872	770
1.000%, 08/15/2024	932	883
0.600%, 08/15/2023	1,313	1,305
Vontier
1.800%, 04/01/2026	495	439

		64,911

Materials — 0.8%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,292
Anglo American Capital
5.500%, 05/02/2033 (E)	409	399
4.750%, 04/10/2027 (E)	720	696
4.750%, 03/16/2052 (E)	546	451
4.000%, 09/11/2027 (E)	200	188
3.625%, 09/11/2024 (E)	710	690
ArcelorMittal
7.000%, 10/15/2039	120	125
Ball
3.125%, 09/15/2031	370	304
Barrick North America Finance
5.750%, 05/01/2043	290	298
5.700%, 05/30/2041	509	516
Berry Global
1.650%, 01/15/2027	2,985	2,575
BHP Billiton Finance USA
5.000%, 09/30/2043	410	410
4.875%, 02/27/2026	1,496	1,489
4.125%, 02/24/2042	40	36
Celanese US Holdings
6.330%, 07/15/2029	500	496
6.050%, 03/15/2025	1,275	1,270
Dow Chemical
6.900%, 05/15/2053	281	317
5.250%, 11/15/2041	25	24
4.800%, 05/15/2049	360	314
DuPont de Nemours
4.493%, 11/15/2025	830	813
First Quantum Minerals
8.625%, 06/01/2031 (E)	200	205
6.875%, 10/15/2027 (E)	220	215
Freeport-McMoRan
5.450%, 03/15/2043	785	732
4.625%, 08/01/2030	180	170
4.550%, 11/14/2024	40	39
Glencore Finance Canada
6.900%, 11/15/2037 (E)	309	331
6.000%, 11/15/2041 (E)	109	108

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.550%, 10/25/2042 (E)	$135	$125
Glencore Funding
5.700%, 05/08/2033 (E)	428	424
4.125%, 03/12/2024 (E)	1,340	1,324
4.000%, 03/27/2027 (E)	1,200	1,144
3.875%, 10/27/2027 (E)	220	205
2.625%, 09/23/2031 (E)	130	105
International Flavors & Fragrances
5.000%, 09/26/2048	1,535	1,299
3.468%, 12/01/2050 (E)	55	37
3.268%, 11/15/2040 (E)	135	94
2.300%, 11/01/2030 (E)	1,335	1,058
MEGlobal BV MTN
4.250%, 11/03/2026 (E)	480	460
OCP
5.125%, 06/23/2051 (E)	360	261
4.500%, 10/22/2025 (E)	400	387
3.750%, 06/23/2031 (E)(F)	410	339
Orbia Advance
2.875%, 05/11/2031 (E)	780	619
1.875%, 05/11/2026 (E)	820	735
Rohm and Haas
7.850%, 07/15/2029	501	559
Southern Copper
5.250%, 11/08/2042 (F)	2,220	2,124
Suzano Austria GmbH
3.750%, 01/15/2031	1,400	1,195
3.125%, 01/15/2032	70	56
Teck Resources
6.250%, 07/15/2041	5	5
6.000%, 08/15/2040	30	29
Vale Overseas
6.875%, 11/21/2036	874	914
6.250%, 08/10/2026	32	33

		29,034

Real Estate — 1.0%
Agree
2.600%, 06/15/2033	128	98
2.000%, 06/15/2028	561	467
American Assets Trust
3.375%, 02/01/2031	1,370	1,071
American Homes 4 Rent
4.300%, 04/15/2052	756	589
3.625%, 04/15/2032	2,567	2,218
American Tower
5.650%, 03/15/2033	590	598
5.550%, 07/15/2033	3,021	3,042
5.500%, 03/15/2028	598	594
2.950%, 01/15/2051	150	95
2.700%, 04/15/2031	275	228
1.875%, 10/15/2030	1,430	1,128

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AvalonBay Communities MTN
2.450%, 01/15/2031	$1,155	$972
Boston Properties
6.500%, 01/15/2034	60	60
3.400%, 06/21/2029	720	602
Brandywine Operating Partnership
3.950%, 11/15/2027	17	13
Brixmor Operating Partnership
2.500%, 08/16/2031	494	383
Camden Property Trust
2.800%, 05/15/2030	265	230
CoStar Group
2.800%, 07/15/2030 (E)	830	685
Crown Castle
5.000%, 01/11/2028	1,565	1,536
4.800%, 09/01/2028	296	287
3.800%, 02/15/2028	294	274
2.900%, 03/15/2027	432	395
2.900%, 04/01/2041	299	210
1.050%, 07/15/2026	805	705
CubeSmart
2.250%, 12/15/2028	744	627
Equinix
3.900%, 04/15/2032	1,715	1,539
Essential Properties
2.950%, 07/15/2031	805	603
Essex Portfolio
2.550%, 06/15/2031	266	215
Extra Space Storage
3.900%, 04/01/2029	226	206
2.550%, 06/01/2031	735	594
2.350%, 03/15/2032	340	266
GLP Capital
5.375%, 04/15/2026	1,690	1,655
5.300%, 01/15/2029	1,195	1,138
5.250%, 06/01/2025	80	78
4.000%, 01/15/2030	223	193
4.000%, 01/15/2031	35	30
3.250%, 01/15/2032	16	13
Healthcare Realty Holdings
3.625%, 01/15/2028	115	102
3.100%, 02/15/2030	1,645	1,409
2.050%, 03/15/2031	273	204
Hudson Pacific Properties
4.650%, 04/01/2029	580	409
3.950%, 11/01/2027	1,401	1,019
Invitation Homes Operating Partnership
4.150%, 04/15/2032	514	460
2.300%, 11/15/2028	82	70
Life Storage
3.875%, 12/15/2027	5	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mid-America Apartments
4.300%, 10/15/2023	$265	$264
Physicians Realty
3.950%, 01/15/2028	30	27
Realty Income
5.625%, 10/13/2032	523	529
4.900%, 07/15/2033	499	477
4.850%, 03/15/2030	359	347
2.850%, 12/15/2032	374	304
2.200%, 06/15/2028	277	240
Regency Centers
2.950%, 09/15/2029	707	606
Sabra Health Care
3.900%, 10/15/2029	715	582
Simon Property Group
2.450%, 09/13/2029	1,020	859
STORE Capital
4.625%, 03/15/2029	329	277
4.500%, 03/15/2028	295	258
2.750%, 11/18/2030	457	330
2.700%, 12/01/2031	180	125
Sun Communities Operating
4.200%, 04/15/2032	517	451
VICI Properties
5.750%, 02/01/2027 (E)	185	181
5.625%, 05/15/2052	627	559
5.125%, 05/15/2032	1,164	1,089
4.950%, 02/15/2030	25	23
4.625%, 06/15/2025 (E)	100	97
4.500%, 09/01/2026 (E)	375	354
4.500%, 01/15/2028 (E)	238	219
4.125%, 08/15/2030 (E)	184	162
3.875%, 02/15/2029 (E)	630	553
3.750%, 02/15/2027 (E)	30	27
Welltower
4.500%, 01/15/2024	102	101

		36,356

Utilities — 2.0%
AEP Texas
6.650%, 02/15/2033	500	536
Alabama Power
3.700%, 12/01/2047	965	749
American Electric Power
5.950%, 11/01/2032	750	782
5.699%, 08/15/2025	875	869
American Transmission Systems
2.650%, 01/15/2032 (E)	1,406	1,163
Arizona Public Service
5.550%, 08/01/2033	1,120	1,121
Baltimore Gas and Electric
5.400%, 06/01/2053	449	456

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.250%, 06/15/2031	$400	$333
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	685
Boston Gas
4.487%, 02/15/2042 (E)	35	29
CenterPoint Energy Houston Electric
3.600%, 03/01/2052	296	230
Cleco Power
6.000%, 12/01/2040	700	676
Comision Federal de Electricidad
3.875%, 07/26/2033 (E)(F)	270	208
Commonwealth Edison
5.300%, 02/01/2053	120	122
Consolidated Edison of New York
5.200%, 03/01/2033	838	847
4.450%, 03/15/2044	1,120	983
3.950%, 04/01/2050	130	106
3.350%, 04/01/2030	180	164
Constellation Energy Generation
5.600%, 03/01/2028	935	942
Consumers Energy
2.500%, 05/01/2060	250	143
Dominion Energy
3.071%, 08/15/2024 (D)	980	946
DTE Electric
3.650%, 03/01/2052	214	167
2.950%, 03/01/2050	467	317
DTE Energy
2.529%, 10/01/2024 (D)	830	795
1.050%, 06/01/2025	1,055	966
Duke Energy
3.500%, 06/15/2051	83	60
3.150%, 08/15/2027	280	259
2.550%, 06/15/2031	293	241
0.900%, 09/15/2025	705	642
Duke Energy Carolinas
5.350%, 01/15/2053	600	608
4.950%, 01/15/2033	1,493	1,482
4.250%, 12/15/2041	628	544
4.000%, 09/30/2042	1,000	829
3.550%, 03/15/2052	362	276
2.850%, 03/15/2032	497	422
2.550%, 04/15/2031	272	231
Duke Energy Florida
3.200%, 01/15/2027	1,080	1,023
2.400%, 12/15/2031	399	328
Duke Energy Indiana
4.200%, 03/15/2042	30	25
2.750%, 04/01/2050	280	179
Duke Energy Ohio
5.250%, 04/01/2033	845	851

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Progress
5.250%, 03/15/2033	$296	$300
4.100%, 05/15/2042	425	359
2.500%, 08/15/2050	404	251
Entergy Arkansas
5.150%, 01/15/2033	600	601
2.650%, 06/15/2051	360	224
Evergy Metro
5.300%, 10/01/2041	100	97
Eversource Energy
5.125%, 05/15/2033	850	838
2.900%, 10/01/2024	1,610	1,549
1.650%, 08/15/2030	455	361
Exelon
5.625%, 06/15/2035	760	768
5.600%, 03/15/2053	256	258
5.300%, 03/15/2033	1,937	1,931
FirstEnergy
4.150%, 07/15/2027	940	893
1.600%, 01/15/2026	180	163
FirstEnergy Transmission
5.450%, 07/15/2044 (E)	35	32
Florida Power & Light
4.400%, 05/15/2028	1,560	1,531
Indiana Michigan Power
4.550%, 03/15/2046	325	286
Jersey Central Power & Light
4.700%, 04/01/2024 (E)	700	692
2.750%, 03/01/2032 (E)	1,515	1,250
KeySpan Gas East
5.994%, 03/06/2033 (E)	55	55
3.586%, 01/18/2052 (E)	2,295	1,550
2.742%, 08/15/2026 (E)	1,025	931
Louisville Gas and Electric
5.450%, 04/15/2033	1,135	1,156
Metropolitan Edison
5.200%, 04/01/2028 (E)	450	446
4.300%, 01/15/2029 (E)	470	444
MidAmerican Energy
4.800%, 09/15/2043	830	770
2.700%, 08/01/2052	347	219
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (E)	162	153
Mississippi Power
4.250%, 03/15/2042	184	153
3.100%, 07/30/2051	480	323
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	275	260
NextEra Energy Capital Holdings
6.051%, 03/01/2025	1,095	1,099

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NiSource
5.800%, 02/01/2042	$149	$144
NSTAR Electric
3.100%, 06/01/2051	247	173
Pacific Gas and Electric
6.100%, 01/15/2029	1,666	1,639
5.250%, 03/01/2052	125	101
4.950%, 07/01/2050	1,279	1,005
4.750%, 02/15/2044	135	105
4.500%, 07/01/2040	138	107
4.200%, 06/01/2041	232	173
3.950%, 12/01/2047	945	644
3.500%, 08/01/2050	130	83
3.300%, 08/01/2040	60	40
2.500%, 02/01/2031	1,595	1,249
2.100%, 08/01/2027	1,509	1,289
1.700%, 11/15/2023	1,560	1,533
PacifiCorp
5.500%, 05/15/2054	478	448
2.900%, 06/15/2052	1,330	829
PECO Energy
4.150%, 10/01/2044	900	761
2.850%, 09/15/2051	483	318
Pennsylvania Electric
5.150%, 03/30/2026 (E)	300	296
3.250%, 03/15/2028 (E)	390	353
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (E)	500	483
Piedmont Natural Gas
5.050%, 05/15/2052	1,100	990
Public Service Electric and Gas MTN
5.125%, 03/15/2053	545	549
2.700%, 05/01/2050	184	123
2.050%, 08/01/2050	111	66
1.900%, 08/15/2031	537	431
Public Service of Colorado
5.250%, 04/01/2053	1,090	1,047
Public Service of Oklahoma
3.150%, 08/15/2051	271	179
Southern California Edison
4.125%, 03/01/2048	728	591
4.050%, 03/15/2042	5	4
3.700%, 08/01/2025	99	95
Southern California Gas
2.550%, 02/01/2030	900	774
Southern Gas Capital
5.875%, 03/15/2041	700	705
4.400%, 05/30/2047	500	415
Southwestern Electric Power
1.650%, 03/15/2026	1,575	1,423

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southwestern Public Service
3.750%, 06/15/2049	$845	$647
Texas Electric Market Stabilization Funding N
4.265%, 08/01/2034 (E)	2,682	2,552
Virginia Electric & Power
4.650%, 08/15/2043	585	519
Virginia Electric and Power
5.450%, 04/01/2053	135	135
5.000%, 04/01/2033	1,041	1,029
2.950%, 11/15/2051	400	267
Vistra Operations
4.300%, 07/15/2029 (E)	1,590	1,409
WEC Energy Group
0.800%, 03/15/2024	595	574
Wisconsin Electric Power
1.700%, 06/15/2028	255	219

		68,794

Total Corporate Obligations
(Cost $1,193,289) ($ Thousands)		1,095,552

U.S. TREASURY OBLIGATIONS — 23.4%
U.S. Treasury Bills
5.288%, 10/03/2023 (H)	16,415	16,198
5.273%, 11/02/2023 (H)	9,660	9,490
5.175%, 09/14/2023 (H)	7,800	7,718
5.170%, 10/19/2023 (H)	31,110	30,625
5.136%, 10/12/2023 (H)	3,260	3,213
5.120%, 08/15/2023 (H)	27,820	27,649
5.102%, 08/29/2023 (H)	5,210	5,168
5.067%, 08/31/2023 (H)	12,950	12,840
4.863%, 10/05/2023 (H)	10,105	9,968
4.744%, 08/03/2023 (H)	6,119	6,092
U.S. Treasury Bonds
5.250%, 11/15/2028	384	404
4.000%, 11/15/2052	180	185
3.875%, 02/15/2043	5,765	5,621
3.875%, 05/15/2043 (F)	67,022	65,399
3.625%, 08/15/2043	240	225
3.625%, 02/15/2053	22,510	21,603
3.625%, 05/15/2053	41,683	40,061
3.375%, 08/15/2042	94	85
3.375%, 11/15/2048	1,080	976
3.250%, 05/15/2042	4,020	3,587
3.125%, 08/15/2044	280	242
3.125%, 05/15/2048	5,285	4,559
3.000%, 02/15/2049	3,290	2,782
3.000%, 08/15/2052	9,832	8,360
2.875%, 08/15/2045	320	264
2.875%, 05/15/2049	740	612

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.875%, 05/15/2052	$9,055	$7,504
2.375%, 02/15/2042	7,360	5,730
2.375%, 05/15/2051	12,200	9,070
2.250%, 02/15/2052	2,612	1,888
2.000%, 11/15/2041	72,228	52,870
2.000%, 02/15/2050	400	274
2.000%, 08/15/2051	13,091	8,924
1.875%, 02/15/2041	1,382	1,004
1.875%, 02/15/2051	6,890	4,562
1.875%, 11/15/2051	8,331	5,499
1.750%, 08/15/2041	42,559	29,899
1.625%, 11/15/2050	6,820	4,235
1.375%, 11/15/2040	23,181	15,510
1.375%, 08/15/2050	2,500	1,453
1.250%, 05/15/2050	12,020	6,759
1.125%, 05/15/2040	869	563
1.125%, 08/15/2040	17,246	11,089
0.000%, 05/15/2049 (B)	5,380	1,990
U.S. Treasury Inflation Protected Securities
1.250%, 04/15/2028	7,251	7,015
1.125%, 01/15/2033	18,893	18,098
U.S. Treasury Notes
4.625%, 06/30/2025	26,455	26,334
4.500%, 11/30/2024	42	42
4.375%, 10/31/2024	196	194
4.250%, 05/31/2025	11,110	10,970
4.250%, 10/15/2025	14,899	14,733
4.125%, 01/31/2025	4,703	4,629
4.125%, 06/15/2026	2,413	2,389
4.000%, 02/15/2026	87	86
4.000%, 06/30/2028	102,229	101,670
3.875%, 03/31/2025	3,545	3,475
3.875%, 04/30/2025	8,535	8,369
3.750%, 04/15/2026	3,320	3,249
3.750%, 05/31/2030	5,476	5,400
3.625%, 05/15/2026	61	59
3.625%, 03/31/2028	1,622	1,584
3.625%, 05/31/2028	24,181	23,652
3.500%, 01/31/2028	9	9
3.500%, 04/30/2028	4,430	4,305
3.375%, 05/15/2033	18,120	17,474
3.250%, 06/30/2027	7,385	7,102
3.250%, 06/30/2029	5,348	5,117
3.000%, 07/15/2025	4,530	4,366
2.875%, 04/30/2025	3,009	2,898
2.875%, 08/15/2028	2,582	2,432
2.750%, 04/30/2027	9,740	9,201
2.750%, 07/31/2027	2,018	1,902
2.625%, 02/15/2029	5,386	4,991
2.625%, 07/31/2029	23,555	21,760
2.250%, 11/15/2025	2,013	1,902
2.125%, 05/15/2025	365	347

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.000%, 11/15/2026	$3,734	$3,454
1.875%, 02/28/2029	3,246	2,886
1.750%, 12/31/2026	1,541	1,411
1.625%, 05/15/2026	7,138	6,586
1.500%, 08/15/2026	16,035	14,656
1.375%, 10/31/2028	11,589	10,082
1.250%, 09/30/2028	1,950	1,688
1.125%, 02/29/2028	2,252	1,963
1.125%, 08/31/2028	1,527	1,316
0.750%, 05/31/2026	488	438
0.500%, 04/30/2027	3,940	3,415
0.375%, 07/31/2027	7,203	6,162

Total U.S. Treasury Obligations
(Cost $876,799) ($ Thousands)		822,560

ASSET-BACKED SECURITIES — 9.3%
Automotive — 2.4%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 06/15/2031	336	335
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/2026	327	325
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/2026	274	265
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,140	1,117
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	921	915
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (E)	570	561
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (E)	960	906
Avis Budget Rental Car Funding AESOP, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (E)	1,550	1,441
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (E)	2,800	2,536
Avis Budget Rental Car Funding AESOP, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (E)	682	590
Avis Budget Rental Car Funding AESOP, Ser 2022-4A, Cl A
4.770%, 02/20/2029 (E)	351	336

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP, Ser 2023-1A, Cl A
5.250%, 04/20/2029 (E)	$1,214	$1,183
Avis Budget Rental Car Funding AESOP, Ser 2023-2A, Cl A
5.200%, 10/20/2027 (E)	771	754
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028 (E)	630	620
Avis Budget Rental Car Funding AESOP, Ser 2023-4A, Cl A
5.490%, 06/20/2029 (E)	1,597	1,571
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl A
5.780%, 04/20/2028 (E)	1,070	1,060
Avis Budget Rental Car Funding AESOP, Ser 2023-6A, Cl A
5.810%, 12/20/2029 (E)	906	904
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	205	204
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/2026	462	459
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	1,095	1,059
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A3
4.870%, 02/15/2028	1,911	1,891
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A4
4.760%, 08/15/2028	637	629
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (E)	439	424
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/2034 (E)	575	545
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/2034 (E)	1,010	952
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (E)	916	908
Enterprise Fleet Financing, Ser 2023-1, Cl A3
5.420%, 10/22/2029 (E)	565	562
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (E)	425	400
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A4
4.830%, 05/15/2026	492	484
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (E)	2,093	1,984

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	$307	$307
Ford Credit Auto Owner Trust, Ser 2023-1, Cl A
4.850%, 08/15/2035 (E)	2,384	2,333
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	1,286	1,270
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A3
5.230%, 05/15/2028	1,098	1,096
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A4
5.060%, 02/15/2029	435	434
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (E)	1,174	1,161
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (E)	172	171
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	840	827
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/2027	688	682
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A3
5.050%, 07/20/2026	917	909
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	417	412
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A3
3.100%, 02/16/2027	1,594	1,542
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	513	507
GM Financial Revolving Receivables Trust, Ser 2022-1, Cl A
5.910%, 10/11/2035 (E)	807	822
GM Financial Revolving Receivables Trust, Ser 2023-1, Cl A
5.120%, 04/11/2035 (E)	1,179	1,166
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (E)	2,038	2,034
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (E)	780	680

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/2026 (E)	$2,144	$1,989
Hertz Vehicle Financing III, Ser 2022-3A, Cl A
3.370%, 03/25/2025 (E)	460	454
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/2029 (E)	1,526	1,501
Hertz Vehicle Financing, Ser 2022-4A, Cl A
3.730%, 09/25/2026 (E)	363	346
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	575	560
Honda Auto Receivables Owner Trust, Ser 2023-1, Cl A3
5.040%, 04/21/2027	1,656	1,645
Honda Auto Receivables Owner Trust, Ser 2023-1, Cl A4
4.970%, 06/21/2029	796	791
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (E)	725	714
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A3
5.150%, 06/15/2026 (E)	1,175	1,167
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/2027 (E)	663	654
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	566	518
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	1,061	1,018
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	361	337
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	604	592
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (E)	28	28
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (E)	121	119
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (E)	240	232
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (E)	728	694

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	$892	$879
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	714
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A4
4.310%, 04/16/2029	544	532
Nissan Auto Lease Trust, Ser 2023-B, Cl A3
5.690%, 07/15/2026	2,217	2,220
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	586	584
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	434	425
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A4
4.850%, 06/17/2030	313	311
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (E)	648	636
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (E)	318	310
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/2026	517	509
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	1,441	1,425
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	1,379	1,361
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	935	922
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	773	765
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	2,530	2,499
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	363	362
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (E)	1,115	1,085
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/2028 (E)	865	863

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (E)	$440	$427
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (E)	1,360	1,256
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (E)	310	277
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (E)	1,500	1,422
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	389	393
Toyota Auto Receivables Owner Trust, Ser 2023-A, Cl A4
4.420%, 08/15/2028	513	502
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	2,129	2,106
Toyota Lease Owner Trust, Ser 2023-A, Cl A3
4.930%, 04/20/2026 (E)	1,130	1,117
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (E)	1,195	1,182
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	430	421
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	1,387	1,382
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (E)	8	8
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	1,435	1,436
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	1,235	1,225
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	767	766
		85,954

Credit Cards — 0.5%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	785	758
American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	1,296	1,288

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust, Ser 2023-A1, Cl A1
4.790%, 05/15/2028	$1,815	$1,802
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	931	900
Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/2028	750	737
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
5.988%, ICE LIBOR USD 1 Month + 0.770%, 05/14/2029 (A)	2,340	2,337
Discover Card Execution Note Trust, Ser 2022-A3, Cl A3
3.560%, 07/15/2027	1,377	1,330
Discover Card Execution Note Trust, Ser 2022-A4, Cl A
5.030%, 10/15/2027	250	249
Discover Card Execution Note Trust, Ser 2023-A1, Cl A
4.310%, 03/15/2028	1,511	1,478
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	2,639	2,627
Evergreen Credit Card Trust, Ser 2023-CRT3, Cl B
6.580%, 02/16/2027 (E)	1,060	1,061
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (E)	1,255	1,226
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl B
3.200%, 09/21/2026 (E)	580	545
Synchrony Card Funding, Ser 2022-A2, Cl A
3.860%, 07/15/2028	474	460
		16,798

Mortgage Related Securities — 0.3%

Aegis Asset-Backed Securities Mortgage Pass Through Certificates, Ser 2003-3, Cl M1
6.200%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2034 (A)	498	481
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
6.153%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (A)	41	41
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
5.317%, ICE LIBOR USD 1 Month + 0.975%, 12/25/2034 (A)	218	215

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
5.087%, ICE LIBOR USD 1 Month + 0.855%, 08/25/2034 (A)	$2,599	$2,484
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl M1
5.585%, ICE LIBOR USD 1 Month + 0.435%, 08/25/2036 (A)	860	855
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
5.430%, ICE LIBOR USD 1 Month + 0.280%, 05/25/2037 (A)	5,500	4,257
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
5.825%, ICE LIBOR USD 1 Month + 0.675%, 12/25/2034 (A)	187	175
		8,508

Non-Agency Mortgage-Backed Obligations — 0.6%

Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067 (D)(E)	1,796	1,711
BANK 2022, Ser BNK44, Cl A5
5.937%, 11/15/2055 (A)	430	445
BANK5 2023, Ser 5YR1, Cl A3
6.260%, 04/15/2056 (A)	429	436
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051 (A)(E)	3,259	2,782
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055 (A)	675	700
BBCMS Mortgage Trust, Ser C20, Cl A5
5.576%, 07/15/2056 (A)	984	1,012
Benchmark Mortgage Trust, Ser B38, Cl A4
5.525%, 04/15/2056	450	457
Benchmark Mortgage Trust, Ser B39, Cl A5
5.754%, 07/15/2055	551	568
BLP Commercial Mortgage Trust, Ser IND, Cl A
6.839%, TSFR1M + 1.692%, 03/15/2040 (A)(E)	450	443
BX Trust, Ser LBA, Cl AV
6.062%, TSFR1M + 0.914%, 02/15/2036 (A)(E)	450	436
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1B1
9.250%, ICE LIBOR USD 1 Month + 4.100%, 09/25/2031 (A)(E)	800	838
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068 (D)(E)	1,547	1,528
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	325	309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LAQ Mortgage Trust, Ser LAQ, Cl A
7.238%, TSFR1M + 2.091%, 03/15/2036 (A)(E)	$413	$411
OBX Trust, Ser 2023-NQM3, Cl A1
5.949%, 02/25/2063 (D)(E)	1,600	1,585
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051 (A)(E)	3,758	3,214
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058 (D)(E)	1,713	1,706
SCOTT Trust, Ser SFS, Cl A
5.910%, 03/15/2040 (E)	1,110	1,098
Wells Fargo Commercial Mortgage Trust, Ser C26, Cl AS
3.580%, 02/15/2048	1,840	1,735
		21,414

Other Asset-Backed Securities — 5.5%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
6.250%, ICE LIBOR USD 1 Month + 1.100%, 12/27/2044 (A)(E)	909	893
ACRES Commercial Realty, Ser 2021-FL1, Cl A
6.416%, TSFR1M + 1.314%, 06/15/2036 (A)(E)	1,757	1,704
AIG CLO, Ser 2021-1A, Cl A1R
6.370%, ICE LIBOR USD 3 Month + 1.120%, 04/20/2032 (A)(E)	3,400	3,358
Aligned Data Centers Issuer, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (E)	70	69
American Homes 4 Rent Trust, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (E)	1,855	1,775
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
6.323%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (A)(E)	1,490	1,482
Antares CLO, Ser 2021-1A, Cl A1R
6.733%, ICE LIBOR USD 3 Month + 1.460%, 10/23/2033 (A)(E)	1,400	1,358
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053 (E)	1,790	1,761
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
6.263%, ICE LIBOR USD 1 Month + 1.070%, 08/15/2034 (A)(E)	3,213	3,132
Brazos Higher Education Authority, Ser 2011-2, Cl A3
6.255%, ICE LIBOR USD 3 Month + 1.000%, 10/27/2036 (A)	1,661	1,646

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cedar Funding XII CLO, Ser 2021-12A, Cl BR
6.855%, ICE LIBOR USD 3 Month + 1.600%, 10/25/2034 (A)(E)	$3,000	$2,905
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.828%, 11/25/2034 (D)	23	22
CIFC Funding, Ser 2021-7A, Cl A1
6.403%, ICE LIBOR USD 3 Month + 1.130%, 01/23/2035 (A)(E)	3,500	3,431
CIT Education Loan Trust, Ser 2007-1, Cl A
5.327%, SOFR90A + 0.352%, 03/25/2042 (A)(E)	676	650
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.915%, 03/25/2037 (D)	547	538
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	1,360	1,322
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,255	1,250
College Ave Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (E)	711	612
College Avenue Student Loans, Ser 2017-A, Cl A1
6.800%, ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (A)(E)	301	301
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (E)	201	189
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (E)	388	354
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (E)	324	276
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
5.650%, ICE LIBOR USD 1 Month + 0.500%, 10/25/2034 (A)	290	275
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
5.690%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2034 (A)	203	196
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
5.950%, ICE LIBOR USD 1 Month + 0.800%, 10/25/2047 (A)	1,115	1,000
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
5.333%, ICE LIBOR USD 1 Month + 0.140%, 07/15/2036 (A)	171	154
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,243	1,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
6.500%, ICE LIBOR USD 1 Month + 1.350%, 08/25/2047 (A)	$5,400	$4,977
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (E)	1,050	910
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/2028 (E)	1,325	1,299
DLLST, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (E)	1,560	1,533
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
6.160%, ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (A)(E)	964	955
Educational Funding of the South, Ser 2011-1, Cl A2
5.905%, ICE LIBOR USD 3 Month + 0.650%, 04/25/2035 (A)	261	261
Educational Funding, Ser 2006-1A, Cl A3
5.605%, ICE LIBOR USD 3 Month + 0.350%, 04/25/2033 (A)(E)	1,435	993
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (E)	628	605
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
6.150%, ICE LIBOR USD 1 Month + 1.000%, 08/25/2034 (A)	218	202
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (E)	3,369	3,025
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	199	184
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,758
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.810%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2036 (A)	4,220	3,899
Galaxy Xxiv Clo, Ser 2017-24A, Cl A
6.380%, ICE LIBOR USD 3 Month + 1.120%, 01/15/2031 (A)(E)	1,142	1,131
Galaxy Xxviii Clo, Ser 2018-28A, Cl A1
6.360%, ICE LIBOR USD 3 Month + 1.100%, 07/15/2031 (A)(E)	700	692
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (E)	183	178
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
6.409%, ICE LIBOR USD 3 Month + 1.110%, 10/29/2029 (A)(E)	1,922	1,913

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048 (E)	$846	$643
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A3
5.080%, 09/15/2026 (E)	750	741
GSAMP Trust, Ser 2003-SEA, Cl A1
5.950%, ICE LIBOR USD 1 Month + 0.800%, 02/25/2033 (A)	287	278
GSAMP Trust, Ser 2005-WMC3, Cl A2C
5.810%, ICE LIBOR USD 1 Month + 0.660%, 12/25/2035 (A)	5,090	4,927
GSAMP Trust, Ser 2006-HE3, Cl A2D
5.650%, ICE LIBOR USD 1 Month + 0.500%, 05/25/2046 (A)	4,365	4,081
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (E)	1,212	1,036
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (E)	463	431
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (E)	1,416	1,259
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (E)	2,048	1,914
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (E)	684	613
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (E)	891	766
LCM XXI, Ser 2018-21A, Cl AR
6.130%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (A)(E)	87	87
LMREC, Ser 2019-CRE3, Cl A
6.550%, ICE LIBOR USD 1 Month + 1.400%, 12/22/2035 (A)(E)	1,266	1,256
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (E)	969	842
Magnetite VII, Ser 2018-7A, Cl A1R2
6.060%, ICE LIBOR USD 3 Month + 0.800%, 01/15/2028 (A)(E)	704	699
MF1, Ser 2020-FL4, Cl A
6.962%, TSFR1M + 1.814%, 11/15/2035 (A)(E)	509	508
MF1, Ser 2021-FL7, Cl A
6.237%, ICE LIBOR USD 1 Month + 1.080%, 10/16/2036 (A)(E)	875	854
MF1, Ser 2022-FL10, Cl A
7.711%, TSFR1M + 2.635%, 09/17/2037 (A)(E)	675	677

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MF1, Ser 2022-FL8, Cl A
6.417%, SOFR30A + 1.350%, 02/19/2037 (A)(E)	$2,380	$2,321
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064 (A)(E)	279	231
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	908	874
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.060%, 02/26/2029 (A)(E)	716	658
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (E)	214	192
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
6.793%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (A)(E)	350	350
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
7.343%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (A)(E)	209	209
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (E)	216	208
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (E)	6	6
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (E)	23	23
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (E)	1,273	1,214
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (E)	480	461
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (E)	752	711
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (E)	1,027	949
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	1,564	1,434
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (E)	362	328
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (E)	138	124
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (E)	576	510

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (E)	$89	$77
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (E)	242	209
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (E)	1,013	874
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (E)	1,353	1,143
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (E)	888	741
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (E)	211	181
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (E)	637	552
Navient Student Loan Trust, Ser 2014-1, Cl A3
5.660%, ICE LIBOR USD 1 Month + 0.510%, 06/25/2031 (A)	1,839	1,797
Navient Student Loan Trust, Ser 2014-3, Cl A
5.770%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (A)	1,721	1,659
Navient Student Loan Trust, Ser 2014-4, Cl A
5.770%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (A)	1,164	1,125
Navient Student Loan Trust, Ser 2016-2A, Cl A3
6.650%, ICE LIBOR USD 1 Month + 1.500%, 06/25/2065 (A)(E)	1,048	1,049
Navient Student Loan Trust, Ser 2017-1A, Cl A3
6.300%, ICE LIBOR USD 1 Month + 1.150%, 07/26/2066 (A)(E)	777	768
Navient Student Loan Trust, Ser 2017-3A, Cl A3
6.200%, ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (A)(E)	2,696	2,650
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (E)	1,040	983
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (E)	396	337
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (E)	958	833

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
5.435%, ICE LIBOR USD 3 Month + 0.180%, 10/27/2036 (A)	$321	$313
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
5.415%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2037 (A)	517	509
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
5.365%, ICE LIBOR USD 3 Month + 0.110%, 10/25/2033 (A)	1,885	1,831
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.328%, SOFR90A + 0.362%, 03/23/2037 (A)	1,564	1,527
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.348%, SOFR90A + 0.382%, 12/24/2035 (A)	1,553	1,519
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.408%, SOFR90A + 0.442%, 03/22/2032 (A)	256	246
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
6.000%, ICE LIBOR USD 1 Month + 0.850%, 07/27/2037 (A)(E)	950	937
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
6.100%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (A)(E)	2,072	2,061
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (E)	598	533
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (E)	428	380
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (E)	823	731
Neuberger Berman CLO XVII, Ser 2020-17A, Cl AR2
6.303%, ICE LIBOR USD 3 Month + 1.030%, 04/22/2029 (A)(E)	337	335
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (E)	3,245	2,702
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (E)	1,070	949

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
6.210%, ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (A)(E)	$2,993	$2,962
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (E)	805	801
Origen Manufactured Housing Contract Trust, Ser 2006-A, Cl A2
6.769%, 10/15/2037 (A)	483	435
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (E)	1,058	1,008
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (E)	878	842
RAMP Trust, Ser 2006-RZ3, Cl M1
5.500%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036 (A)	2,961	2,857
Rockford Tower CLO, Ser 2021-2A, Cl AR
6.479%, ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (A)(E)	3,150	3,094
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	578	538
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	857	764
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	445	426
Sequoia Infrastructure Funding I Ltd., Ser 2021-1A, Cl A
6.660%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(E)	377	375
Sierra Timeshare Receivables Funding, Ser 2018-3A, Cl B
3.870%, 09/20/2035 (E)	381	372
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (E)	298	274
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
5.882%, ICE LIBOR USD 3 Month + 0.330%, 03/15/2024 (A)	5	5
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
5.862%, ICE LIBOR USD 3 Month + 0.310%, 12/15/2038 (A)	857	822
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.752%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (A)(E)	1,466	1,436

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2005-4, Cl A4
5.425%, ICE LIBOR USD 3 Month + 0.170%, 07/25/2040 (A)	$2,768	$2,656
SLM Student Loan Trust, Ser 2006-8, Cl A6
5.415%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2041 (A)	1,796	1,707
SLM Student Loan Trust, Ser 2007-7, Cl B
6.005%, ICE LIBOR USD 3 Month + 0.750%, 10/27/2070 (A)	1,050	896
SLM Student Loan Trust, Ser 2008-2, Cl B
6.455%, ICE LIBOR USD 3 Month + 1.200%, 01/25/2083 (A)	685	681
SLM Student Loan Trust, Ser 2008-3, Cl B
6.455%, ICE LIBOR USD 3 Month + 1.200%, 04/26/2083 (A)	685	594
SLM Student Loan Trust, Ser 2008-4, Cl A4
6.905%, ICE LIBOR USD 3 Month + 1.650%, 07/25/2022 (A)	419	414
SLM Student Loan Trust, Ser 2008-4, Cl B
7.105%, ICE LIBOR USD 3 Month + 1.850%, 04/25/2073 (A)	685	650
SLM Student Loan Trust, Ser 2008-5, Cl A4
6.955%, ICE LIBOR USD 3 Month + 1.700%, 07/25/2023 (A)	71	71
SLM Student Loan Trust, Ser 2008-5, Cl B
7.105%, ICE LIBOR USD 3 Month + 1.850%, 07/25/2073 (A)	685	667
SLM Student Loan Trust, Ser 2008-6, Cl A4
6.355%, ICE LIBOR USD 3 Month + 1.100%, 07/25/2023 (A)	2,245	2,191
SLM Student Loan Trust, Ser 2008-6, Cl B
7.105%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (A)	685	646
SLM Student Loan Trust, Ser 2008-7, Cl B
7.105%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (A)	685	631
SLM Student Loan Trust, Ser 2009-3, Cl A
5.900%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2045 (A)(E)	378	364
SLM Student Loan Trust, Ser 2021-10A, Cl A4
6.222%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (A)(E)	767	737
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (E)	156	150
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
6.643%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (A)(E)	135	134
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
6.293%, ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (A)(E)	142	142

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (E)	$293	$279
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (E)	125	112
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (E)	731	648
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (E)	2,016	1,787
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (E)	426	369
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (E)	1,242	1,063
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (E)	1,217	1,072
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (E)	1,847	1,627
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (E)	872	776
SMB Private Education Loan Trust, Ser 2023-B, Cl A1B
0.000%, 10/16/2056 (A)(C)(E)	767	769
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (E)	234	233
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (E)	88	79
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (E)	295	248
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (E)	695	578
South Carolina Student Loan, Ser 2015-A, Cl A
6.650%, ICE LIBOR USD 1 Month + 1.500%, 01/25/2036 (A)	700	699
Southwick Park CLO, Ser 2021-4A, Cl A1R
6.310%, ICE LIBOR USD 3 Month + 1.060%, 07/20/2032 (A)(E)	2,610	2,572
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (E)	1,355	1,221

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A1
2.120%, 06/20/2051 (E)	$1,485	$1,250
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
5.700%, ICE LIBOR USD 1 Month + 0.550%, 09/25/2034 (A)	339	323
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
5.570%, ICE LIBOR USD 1 Month + 0.420%, 02/25/2037 (A)	2,224	2,146
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	3	3
STWD, Ser 2019-FL1, Cl A
6.296%, TSFR1M + 1.194%, 07/15/2038 (A)(E)	279	276
Sunrun Vulcan Issuer, Ser 2021-1A, Cl A
2.460%, 01/30/2052 (E)	665	548
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (E)	684	676
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(E)	540	506
Trestles CLO IV, Ser 2021-4A, Cl B1
6.961%, ICE LIBOR USD 3 Month + 1.700%, 07/21/2034 (A)(E)	3,445	3,368
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	157	143
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	287	250
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	484	456
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	708	674
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	4,785	4,536
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	2,747	2,578
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	610	573
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	1,298	1,251
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	768	743

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029		$2,664	$2,616
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028		434	430
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029		1,987	1,987
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
5.440%, ICE LIBOR USD 1 Month + 0.290%, 07/25/2036 (A)		4,485	4,392
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
6.770%, ICE LIBOR USD 3 Month + 1.510%, 07/16/2031 (A)(E)		1,000	995
			193,528

Total Asset-Backed Securities
(Cost $337,412) ($ Thousands)			326,202

SOVEREIGN DEBT — 1.4%

Argentine Republic Government International Bond
3.500%, 07/09/2041(D)		1,460	468
1.000%, 07/09/2029		203	66
0.500%, 07/09/2030(D)		832	276
Bermuda Government International Bond
5.000%, 07/15/2032(E)		339	330
Brazilian Government International Bond
5.000%, 01/27/2045		3,400	2,647
4.750%, 01/14/2050		1,300	954
4.625%, 01/13/2028		3,090	2,995
Buenos Aires Government International Bond MTN
5.250%, 09/01/2037(D)(E)		2,885	1,096
Colombia Government International Bond
5.625%, 02/26/2044		660	490
5.000%, 06/15/2045		830	577
4.125%, 02/22/2042		680	432
3.250%, 04/22/2032		670	495
Export Finance & Insurance
4.625%, 10/26/2027(E)		1,079	1,082
Export-Import Bank of India
3.375%, 08/05/2026(E)(F)		350	329
Indonesia Government International Bond
3.700%, 10/30/2049(F)		460	365
Indonesia Treasury Bond
6.500%, 02/15/2031	IDR	100,717,000	6,769
6.375%, 04/15/2032		58,803,000	3,933

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Israel Government International Bond
4.500%, 01/17/2033		$1,128	$1,106
3.375%, 01/15/2050		280	210
2.750%, 07/03/2030		470	415
Kenya Government International Bond
7.250%, 02/28/2028(E)		200	173
6.875%, 06/24/2024		200	190
6.300%, 01/23/2034(E)(F)		960	723
Mexico Government International Bond
6.338%, 05/04/2053		869	885
6.050%, 01/11/2040		1,210	1,223
4.750%, 03/08/2044		10,080	8,609
3.771%, 05/24/2061		266	180
3.750%, 01/11/2028		390	371
3.500%, 02/12/2034(F)		1,252	1,049
2.659%, 05/24/2031		3,760	3,126
Nigeria Government International Bond
7.143%, 02/23/2030(E)		240	201
6.500%, 11/28/2027(E)		220	191
Panama Government International Bond
6.853%, 03/28/2054		305	317
4.500%, 04/01/2056		540	405
2.252%, 09/29/2032		620	473
Paraguay Government International Bond
5.850%, 08/21/2033(E)		685	685
5.400%, 03/30/2050(E)		342	292
3.849%, 06/28/2033(E)		350	302
Peruvian Government International Bond
5.625%, 11/18/2050(F)		600	618
2.783%, 01/23/2031		300	256
Province of Saskatchewan Canada
3.250%, 06/08/2027		408	386
Provincia de Buenos Aires MTN
5.250%, 09/01/2037(D)		120	46
Republic of Italy Government International Bond
3.875%, 05/06/2051		237	171
Republic of Poland Government International Bond
5.500%, 04/04/2053		341	343
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	1,760
7.650%, 04/10/2030		63,630	238
7.250%, 05/10/2034		24,200	90
6.900%, 05/23/2029		331,700	185
2.270%, 03/16/2039		162,070	607

Total Sovereign Debt
(Cost $65,997) ($ Thousands)			49,130

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB
5.370%, 05/21/2024	$11,600	$11,551
5.300%, 05/22/2024	11,820	11,766
1.000%, 09/30/2031 (D)	1,455	1,208
FHLMC MTN
1.779%, 12/14/2029	1,213	928
FNMA
1.900%, 01/25/2036	1,343	987
1.873%, 11/15/2030	3,564	2,604
1.520%, 08/21/2035	1,498	1,063
Resolution Funding Interest
1.372%, 01/15/2030	905	679
Resolution Funding Principal
1.349%, 04/15/2030	1,165	864

Total U.S. Government Agency Obligations
(Cost $33,683) ($ Thousands)		31,650

LOAN PARTICIPATIONS — 0.7%
Air Canada, Term Loan, 1st Lien
8.839%, 08/11/2028 (A)	417	416
Ali Group
7.268%, 07/30/2029 (A)(I)	431	430
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.003%, LIBOR + 3.750%, 05/12/2028 (A)	944	916
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
8.654%, 08/17/2028 (A)	557	555
AMWINS Group Inc.
8.003%, 02/19/2028 (I)	120	119
APi Group DE, Inc., Initial Term Loan, 1st Lien
7.750%, LIBOR + 2.500%, 10/01/2026 (A)	473	474
Asurion
9.503%, 08/19/2028 (A)	558	529
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.404%, LIBOR + 3.250%, 12/23/2026 (A)	326	313
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.404%, LIBOR + 3.250%, 07/31/2027 (A)	372	352
Athena Health, Term Loan, 1st Lien
3.500%, 02/15/2029 (A)(I)	151	145
Athena Helath Group, Initial Term Loan
8.589%, 02/15/2029 (A)	1,176	1,130

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Avolon TLB Borrower 1 LLC
7.396%, 12/01/2027 (I)	$124	$124
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
7.753%, LIBOR + 2.750%, 06/07/2028 (A)	571	561
Caesars Entertainment, Term Loan, 1st Lien
8.503%, 02/06/2030 (A)	70	70
Castlelake Avia
8.302%, 10/22/2026 (A)(I)	396	393
Charter Communications Operating LLC
6.903%, 04/30/2025	2	2
Charter Communications Operating LLC, Lien1
6.795%, 04/30/2025	616	615
Citadel Securities LP, 2021 Term Loan, 1st Lien
7.768%, LIBOR + 2.500%, 02/02/2028 (A)	564	563
Clarios Global, Term Loan, 1st Lien
8.903%, 05/06/2030 (A)	260	259
DCert Buyer, Inc., Initial Term Loan, 1st Lien
9.264%, LIBOR + 4.000%, 10/16/2026 (A)	1,112	1,100
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
8.648%, LIBOR + 3.750%, 04/09/2027 (A)(I)	788	763
Energizer Holdings
7.442%, 12/22/2027	176	175
Entain PLC
7.437%, 03/29/2027	116	116
EyeCare Partners, LLC, Term Loan, 1st Lien
8.904%, LIBOR + 3.750%, 02/18/2027 (A)	301	221
First Eagle Holdings, Term Loan
7.659%, 02/01/2027	251	247
Focus Financial, Term Loan, 1st Lien
8.403%, 06/30/2028	786	779
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.998%, LIBOR + 4.000%, 10/01/2027 (A)	1,333	1,311
Garda World Security Corp
9.427%, LIBOR + 4.250%, 10/30/2026 (A)	268	266
GFL Environmental
8.145%, 05/28/2027	56	56
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
9.439%, LIBOR + 4.250%, 10/02/2025 (A)(I)	707	394

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.364%, LIBOR + 2.000%, 11/15/2027 (A)	$600	$590
Harbor Freight Tools USA, Inc
7.904%, 10/19/2027 (I)	650	641
Hunter Douglas, Term Loan
8.666%, 02/26/2029	303	287
Hunter Douglas, Term Loan, 1st Lien
8.666%, 02/26/2029 (A)(I)	826	782
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.410%, 07/03/2028 (A)	567	566
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.409%, 07/03/2028 (A)	141	141
KKR Apple Bidco, LLC, Term Loan, 1st Lien
9.268%, 09/22/2028 (A)(I)	409	405
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.030%, LIBOR + 5.000%, 07/27/2028 (A)	867	650
PCI Gaming Authority, Term B Facility Loan
7.654%, 05/29/2026 (A)	389	389
Peraton Corp., Term B Loan, 1st Lien
9.003%, LIBOR + 3.750%, 02/01/2028 (A)	900	882
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
8.404%, LIBOR + 3.250%, 03/05/2026 (A)	920	907
Project Sky, Term Loan, 1st Lien
9.003%, 10/08/2028 (A)	247	241
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
7.996%, LIBOR + 2.750%, 02/15/2028 (A)	312	142
Scientific Games/Lights & Wonder
8.246%, 04/14/2029 (A)	893	891
Setanta Aircraft
7.159%, 11/05/2028	1,060	1,059
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
8.023%, 12/11/2026 (A)	1,050	1,032
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.659%, LIBOR + 3.500%, 03/31/2028 (A)	776	749
UFC Holdings, Term Loan, 1st Lien
8.050%, 04/29/2026 (I)	826	825

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
United AirLines, Inc., Class B Term Loan, 1st Lien
8.888%, LIBOR + 3.750%, 04/21/2028 (A)	$813	$812
VFH Parent, Initial Term Loan
8.189%, 01/13/2029 (A)	406	404
Virgin Media Bristol LLC, N Facility, 1st Lien
7.693%, LIBOR + 2.500%, 01/31/2028 (A)	144	143
Zebra Buyer LLC
8.188%, 11/01/2028 (A)	317	311

Total Loan Participations
(Cost $27,342) ($ Thousands)		26,243

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	635	488
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	785	594
Regents of the University of California Medical Center Pooled Revenue, Ser N, RB
3.256%, 05/15/2060	740	520

		1,602

Georgia — 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,040	1,100

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	886

New York — 0.1%
Metropolitan New York, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	260	237
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	461
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	726

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	$610	$496
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.508%, 08/01/2037	325	338
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	400	417
5.289%, 03/15/2033	850	872

		3,547

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	397

Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	195
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	785

		980

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	480	298

Total Municipal Bonds
(Cost $10,110) ($ Thousands)		8,810

	Shares
AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, LP
5.110% **†(J)	38,969,928	39,018

Total Affiliated Partnership
(Cost $38,972) ($ Thousands)		39,018

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	54,368,782	54,369

Total Cash Equivalent
(Cost $54,369) ($ Thousands)		54,369

Description	Shares	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $1,317) ($ Thousands)		$1,385

Total Investments in Securities — 110.0%
(Cost $4,144,154) ($ Thousands)		$3,875,092

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $2,325) ($ Thousands)		$(2,769)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at June 30, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2023, SOFR 1yr MidCurve Dec23P 95.88	155	$37,152	$95.88	12/16/2023	$162
December 2023, SOFR 1yr MidCurve Dec23P 96	118	28,320	96.00	12/16/2023	142
July 2023, SOFR 1yr MidCurve Jul23P 95.25	2,124	505,777	95.25	7/22/2023	186
October 2023, SOFR 1yr MidCurve Oct23P 97	179	43,407	97.00	10/21/2023	494
June 2023, U.S. 10 Year Future Option	518	57,887	111.75	7/22/2023	–
June 2023, U.S. 10 Year Future Option	242	27,225	112.50	7/22/2023	57
June 2023, U.S. 10 Year Future Option	121	13,643	112.75	7/22/2023	59
July 2023, US 5YR Note FRI WK1 Jul23P 107.25	372	39,897	107.25	7/22/2023	148
June 2023, US 5YR Note W5 OP Jun23P 107	435	46,545	107.00	7/22/2023	3

		799,853			1,251

Call Options
September 2023, SOFR 1yr MidCurve Sep23P 96.75	849	205,352	96.75	9/16/2023	127
June 2023, U.S. 10 Year Future Option	518	58,275	112.50	7/22/2023	–
June 2023, U.S. 10 Year Future Option	121	13,764	113.75	7/22/2023	–
June 2023, U.S. 10 Year Future Option	242	27,588	114.00	7/22/2023	–
June 2023, U.S. 10 Year Future Option	495	56,554	114.25	7/22/2023	–
June 2023, US 5YR Note W5 OP Jun23C 108.5	861	93,418	108.50	7/22/2023	7

		454,951			134

Total Purchased Options		$1,254,804			$1,385
WRITTEN OPTIONS — (0.1)%
Put Options
June 2024, 3 Month SOFR OPT Jun24P 97.5	(1,176)	$(277,830)	94.50	06/22/2024	$(728)
December 2023, SOFR 1yr MidCurve Dec23P 95.25	(310)	(73,819)	95.25	12/16/2023	(139)
December 2023, SOFR 1yr MidCurve Dec23P 95.38	(236)	(56,271)	95.38	12/16/2023	(128)
October 2023, SOFR 1yr MidCurve Oct23P 96.25	(179)	(43,072)	96.25	10/21/2023	(242)
October 2023, SOFR 1yr MidCurve Oct23P 96.5	(179)	(43,184)	96.50	10/21/2023	(318)
August 2023, U.S. 10 Year Future Option	(179)	(20,138)	112.50	07/22/2023	(148)
June 2023, U.S. 10 Year Future Option	(286)	(32,389)	113.25	07/22/2023	(281)
August 2023, U.S. 5 Year Future Option	(183)	(19,764)	108.00	07/22/2023	(203)
June 2023, US 5YR Note W5 OP Jun23P 107.75	(167)	(17,994)	107.75	07/22/2023	(110)
June 2023, US 5YR Note W5 OP Jun23P 108	(120)	(12,960)	108.00	07/22/2023	(109)

		(597,421)			(2,406)

Call Options
June 2024, 3 Month SOFR OPT Jun24C 97.5	(354)	(86,287)	97.50	06/22/2024	(117)
September 2023, 3 Month SOFR OPT Sep23C 98.75	(164)	(40,487)	98.75	09/16/2023	(1)
September 2024, 3 Month SOFR OPT Sep24C 97	(283)	(68,628)	97.00	09/21/2024	(200)
August 2023, U.S. 10 Year Future Option	(179)	(20,406)	114.00	07/22/2023	(31)
June 2023, U.S. 10 Year Future Option	(286)	(32,390)	113.25	07/22/2023	–
August 2023, U.S. 5 Year Future Option	(183)	(19,947)	109.00	07/22/2023	(12)
June 2023, US 5YR Note W5 OP Jun23C 107.75	(167)	(17,994)	107.75	07/22/2023	(1)
June 2023, US 5YR Note W5 OP Jun23C 108	(120)	(12,960)	108.00	07/22/2023	(1)

		(299,099)			(363)

Total Written Options		$(896,520)			$(2,769)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	5	Sep-2023	$1,206	$1,185	$(21)
3 Month SOFR	91	Mar-2026	21,928	21,962	34
Euro-Bobl	39	Sep-2023	4,880	4,923	(46)
Euro-OAT	76	Sep-2023	10,472	10,646	(20)
U.S. 2-Year Treasury Note	2,145	Sep-2023	441,792	436,172	(5,620)
U.S. 5-Year Treasury Note	2,236	Sep-2023	242,901	239,462	(3,439)
U.S. 10-Year Treasury Note	68	Sep-2023	7,735	7,634	(101)
U.S. Ultra Long Treasury Bond	652	Sep-2023	88,135	88,815	680
Ultra 10-Year U.S. Treasury Note	9	Sep-2023	1,079	1,066	(13)
			820,128	811,865	(8,546)
Short Contracts
3 Month SOFR	(226)	Mar-2024	$(54,092)	$(53,472)	$620
Euro-Buxl	(4)	Sep-2023	(594)	(609)	(6)
U.S. 2-Year Treasury Note	(13)	Oct-2023	(2,681)	(2,643)	38
U.S. 10-Year Treasury Note	(69)	Sep-2023	(7,780)	(7,747)	33
U.S. Long Treasury Bond	(274)	Sep-2023	(34,988)	(34,772)	216
Ultra 10-Year U.S. Treasury Note	(466)	Sep-2023	(55,775)	(55,192)	583
			(155,910)	(154,435)	1,484
			$664,218	$657,430	$(7,062)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/18/23	EUR	462	USD	508	$4
BNP Paribas	07/18/23	USD	4,852	EUR	4,423	(22)
BNP Paribas	07/18/23	USD	17,945	CAD	24,132	299
Citigroup	07/18/23	IDR	759,546	USD	51	—
Goldman Sachs	07/18/23	USD	18,226	JPY	2,401,276	(1,561)
Morgan Stanley	07/18/23	GBP	462	USD	577	(11)
Morgan Stanley	07/18/23	EUR	4,100	NOK	46,790	(106)
Morgan Stanley	07/18/23	USD	7,079	AUD	10,529	(68)
Morgan Stanley	07/18/23	CNH	52,111	USD	7,617	443
						$(1,022)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2023, is as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.98%	USD-SOFR-OIS COMPOUND	Annual	11/30/2027	USD	46,949	$(1,736)	$9	$(1,745)
3.45%	USD-SOFR-OIS COMPOUND	Annual	11/30/2027	USD	34,857	(662)	(5)	(657)
LE - 2.85% FIXED	USD-SOFR-OIS COMPOUND	Annual	02/15/2029	USD	10,144	498	(17)	515
0.0327% FIXED	USD-SOFR-OIS COMPOUND	Annual	04/30/2029	USD	7,015	196	27	169
3.85% FIXED	USD-SOFR-OIS COMPOUND	Annual	06/30/2029	USD	7,436	(23)	2	(25)
1.52% FIXED	USD-SOFR-COMPOUND 2/15/47	Annual	02/15/2047	USD	5,559	1,616	(61)	1,677
0.026% FIXED	USD-SOFR-OIS-COMPOUND	Annual	02/15/2048	USD	9,739	1,133	933	200
3.05% FIXED	USD-SOFR-OIS COMPOUND	Annual	02/15/2048	USD	10,834	456	508	(52)
USD-SOFR-OIS COMPOUND	3.15%	Annual	05/15/2048	USD	10,146	250	123	127
.5	SD-SOFR-OIS-COMPOUND	Annual	04/21/2052	USD	5,290	684	8	676
3% FIXED	OFRRAT	Annual	09/20/2053	USD	3,595	99	–	99

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Fixed Income Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3% FIXED	OFRRAT	Annual	09/20/2053	USD	3,472	95	–	95
						$2,606	$1,527	$1,079

Credit Default Swap - Buy Protection

Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4006	5.00%	Quarterly	06/20/2028	$9,051	$(259)	$26	$(285)

Credit Default Swap - Sell Protection

Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4006	1.00%	Quarterly	06/20/2028	$138,701	$2,095	$1,054	$1,041

Percentages are based on Net Assets of $3,522,350 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $515,219 ($ Thousands), representing 14.6% of the Net Assets of the Fund.

(F)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(G)	Perpetual security with no stated maturity date.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $39,018 ($ Thousands).

See “Glossary for abbreviations”.

The following is a summary of the transactions with affiliates for the period ended June 30, 2023, ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$254,770	$1,016,437	$(1,232,253)	$34	$30	$39,018	$48	$—
SEI Daily Income Trust, Government Fund, Institutional Class	113,748	2,131,979	(2,191,358)	—	—	54,369	3,100	—
Totals	$368,518	$3,148,416	$(3,423,611)	$34	$30	$93,387	$3,148	$—

Amounts designated as “-” are $0 or have been rounded to $0.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 77.0%
Communication Services — 9.0%
Altice France
8.125%, 02/01/2027 (A)	$380	$329
5.500%, 01/15/2028 (A)	220	166
5.500%, 10/15/2029 (A)	2,542	1,818
5.125%, 07/15/2029 (A)	396	281
Altice France Holding
10.500%, 05/15/2027 (A)	6,608	4,001
6.000%, 02/15/2028 (A)	811	396
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	117	84
AMC Networks
5.000%, 04/01/2024	837	824
4.250%, 02/15/2029	1,126	605
ANGI Group
3.875%, 08/15/2028 (A)	2,319	1,893
Audacy Capital
6.750%, 03/31/2029 (A)	3,784	85
6.500%, 05/01/2027 (A)	1,717	26
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	3,305	2,170
Belo
7.250%, 09/15/2027	250	240
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	569	496
CCO Holdings
5.375%, 06/01/2029 (A)	1,433	1,296
5.125%, 05/01/2027 (A)	3,518	3,276
5.000%, 02/01/2028 (A)	3,214	2,928
4.750%, 03/01/2030 (A)	1,470	1,257
4.750%, 02/01/2032 (A)	122	99
4.500%, 08/15/2030 (A)	4,285	3,568
4.500%, 05/01/2032	2,270	1,813
4.250%, 02/01/2031 (A)	4,119	3,332
4.250%, 01/15/2034 (A)	825	624
Charter Communications Operating
4.400%, 12/01/2061	235	159
3.950%, 06/30/2062	420	258
3.900%, 06/01/2052	655	429
3.700%, 04/01/2051	720	455
Cinemark USA
8.750%, 05/01/2025 (A)	96	97
5.250%, 07/15/2028 (A)	135	119
Clear Channel Outdoor Holdings Inc
7.750%, 04/15/2028 (A)	1,135	891
7.500%, 06/01/2029 (A)	524	388
5.125%, 08/15/2027 (A)	1,770	1,607
Connect Finco Sarl
6.750%, 10/01/2026 (A)	575	559
Consolidated Communications
6.500%, 10/01/2028 (A)	2,155	1,697

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DISH DBS
7.750%, 07/01/2026	$3,355	$2,056
7.375%, 07/01/2028	4,715	2,523
5.875%, 11/15/2024	2,592	2,267
5.750%, 12/01/2028 (A)	1,035	770
5.250%, 12/01/2026 (A)	2,335	1,873
5.125%, 06/01/2029	1,730	803
DISH Network
11.750%, 11/15/2027 (A)	5,241	5,115
Front Range BidCo
4.000%, 03/01/2027 (A)	1,421	1,004
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	1,573	1,537
6.750%, 05/01/2029 (A)	49	38
6.000%, 01/15/2030 (A)	488	359
5.875%, 10/15/2027 (A)	30	28
5.875%, 11/01/2029	812	593
5.000%, 05/01/2028 (A)	662	571
Gannett Holdings
6.000%, 11/01/2026 (A)	158	133
Gray Escrow II
5.375%, 11/15/2031 (A)	4,020	2,664
Gray Television
7.000%, 05/15/2027 (A)	355	303
5.875%, 07/15/2026 (A)	75	67
4.750%, 10/15/2030 (A)	797	541
iHeartCommunications
8.375%, 05/01/2027	575	383
6.375%, 05/01/2026	1,538	1,291
5.250%, 08/15/2027 (A)	290	222
Iliad Holding SASU
6.500%, 10/15/2026 (A)	935	882
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,432	1,304
Intelsat Jackson Holdings (Escrow Security)
9.750%, 07/15/2025 (A)(B)(C)	2,202	–
8.500%, 10/15/2024 (A)(B)(C)	1,695	–
5.500%, 08/01/2023 (B)(C)	268	–
Level 3 Financing
10.500%, 05/15/2030 (A)	2,150	2,182
4.625%, 09/15/2027 (A)	2,596	1,806
4.250%, 07/01/2028 (A)	1,618	1,042
3.875%, 11/15/2029 (A)	400	318
3.750%, 07/15/2029 (A)	320	193
3.625%, 01/15/2029 (A)	4,370	2,621
Live Nation Entertainment
6.500%, 05/15/2027 (A)	421	423
5.625%, 03/15/2026 (A)	309	302
4.875%, 11/01/2024 (A)	582	573
4.750%, 10/15/2027 (A)	3,005	2,802
Lumen Technologies
5.625%, 04/01/2025	274	237

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 06/15/2029 (A)	$263	$131
5.125%, 12/15/2026 (A)	1,176	815
4.500%, 01/15/2029 (A)	110	53
4.000%, 02/15/2027 (A)	2,214	1,650
News
5.125%, 02/15/2032 (A)	140	127
3.875%, 05/15/2029 (A)	174	153
Nexstar Media
5.625%, 07/15/2027 (A)	1,115	1,039
4.750%, 11/01/2028 (A)	2,717	2,357
Sable International Finance
5.750%, 09/07/2027 (A)	854	798
Scripps Escrow
5.875%, 07/15/2027 (A)	190	154
Scripps Escrow II
3.875%, 01/15/2029 (A)	2,507	2,024
Sinclair Television Group
5.125%, 02/15/2027 (A)	215	182
4.125%, 12/01/2030 (A)	945	619
Sirius XM Radio
5.500%, 07/01/2029 (A)	994	897
5.000%, 08/01/2027 (A)	977	907
4.125%, 07/01/2030 (A)	1,977	1,614
4.000%, 07/15/2028 (A)	517	449
3.875%, 09/01/2031 (A)	1,490	1,152
SoftBank Group
5.125%, 09/19/2027	527	474
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	2,645	1,813
Stagwell Global
5.625%, 08/15/2029 (A)	348	298
TEGNA
5.000%, 09/15/2029	370	319
4.625%, 03/15/2028	1,955	1,726
Telecom Italia
5.303%, 05/30/2024 (A)	330	321
Telecom Italia Capital
6.000%, 09/30/2034	2,126	1,715
Telesat Canada
6.500%, 10/15/2027 (A)	2,902	1,180
5.625%, 12/06/2026 (A)	1,936	1,195
United States Cellular
6.700%, 12/15/2033	1,214	1,044
Urban One
7.375%, 02/01/2028 (A)	4,586	3,995
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	1,530	1,237
VTR Comunicaciones
5.125%, 01/15/2028 (A)	1,300	677
Windstream Escrow
7.750%, 08/15/2028 (A)	4,280	3,552

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WMG Acquisition
3.000%, 02/15/2031 (A)	$793	$642
Zayo Group Holdings Inc
6.125%, 03/01/2028 (A)	1,120	700

		114,101

Consumer Discretionary — 16.8%
1011778 BC ULC
4.375%, 01/15/2028 (A)	1,360	1,256
4.000%, 10/15/2030 (A)	185	158
3.875%, 01/15/2028 (A)	633	579
Academy
6.000%, 11/15/2027 (A)	1,240	1,190
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	257	261
7.000%, 04/15/2028 (A)	17	17
4.875%, 08/15/2026 (A)	2,395	2,275
ADT Security
4.875%, 07/15/2032 (A)	1,563	1,336
4.125%, 08/01/2029 (A)	271	234
Adtalem Global Education
5.500%, 03/01/2028 (A)	888	806
Altice Financing
5.750%, 08/15/2029 (A)	3,019	2,339
5.000%, 01/15/2028 (A)	3,001	2,398
American Axle & Manufacturing
6.875%, 07/01/2028	488	456
6.500%, 04/01/2027	305	289
6.250%, 03/15/2026	268	260
5.000%, 10/01/2029	112	94
Aramark Services
5.000%, 02/01/2028 (A)	277	261
Asbury Automotive Group
4.625%, 11/15/2029 (A)	976	866
4.500%, 03/01/2028	1,926	1,766
Ashton Woods USA
6.625%, 01/15/2028 (A)	2,572	2,458
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	1,346	1,358
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	332
7.500%, 06/15/2029	271	275
6.875%, 11/01/2035	539	493
6.750%, 07/01/2036	2,225	2,002
6.625%, 10/01/2030 (A)	1,730	1,670
5.250%, 02/01/2028	1,719	1,634
Boyne USA
4.750%, 05/15/2029 (A)	168	151
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	135	108

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 02/15/2030 (A)	$1,652	$1,296
Caesars Entertainment
8.125%, 07/01/2027 (A)	415	425
7.000%, 02/15/2030 (A)	740	743
6.250%, 07/01/2025 (A)	900	896
4.625%, 10/15/2029 (A)	918	801
Caesars Resort Collection
5.750%, 07/01/2025 (A)	165	167
Carnival
10.500%, 02/01/2026 (A)	186	195
9.875%, 08/01/2027 (A)	680	708
7.625%, 03/01/2026 (A)	2,184	2,139
6.000%, 05/01/2029 (A)	2,819	2,517
5.750%, 03/01/2027 (A)	6,686	6,155
4.000%, 08/01/2028 (A)	673	597
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	674	737
Carvana
10.250%, 05/01/2030 (A)	854	673
5.875%, 10/01/2028 (A)	228	132
5.625%, 10/01/2025 (A)	1,910	1,653
4.875%, 09/01/2029 (A)	757	429
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	434	402
Cedar Fair
5.375%, 04/15/2027	95	91
5.250%, 07/15/2029	295	268
Century Communities
6.750%, 06/01/2027	444	445
Churchill Downs
6.750%, 05/01/2031 (A)	716	708
Clarios Global
8.500%, 05/15/2027 (A)	2,205	2,209
6.750%, 05/15/2025 (A)	576	576
6.750%, 05/15/2028 (A)	198	197
6.250%, 05/15/2026 (A)	1,133	1,126
CMG Media
8.875%, 12/15/2027 (A)	5,809	4,071
Cooper-Standard Automotive
13.500% cash/0% PIK, 03/31/2027 (A)	1,543	1,565
5.625% cash/0% PIK, 05/15/2027 (A)	921	525
CSC Holdings
11.250%, 05/15/2028 (A)	435	422
7.500%, 04/01/2028 (A)	880	502
6.500%, 02/01/2029 (A)	2,125	1,717
5.750%, 01/15/2030 (A)	5,792	2,735
5.250%, 06/01/2024	857	797
4.625%, 12/01/2030 (A)	1,370	610
4.500%, 11/15/2031 (A)	299	208
3.375%, 02/15/2031 (A)	463	313

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	$916	$630
Dana
5.625%, 06/15/2028	320	301
5.375%, 11/15/2027	539	510
Dealer Tire
8.000%, 02/01/2028 (A)	625	569
Diamond Sports Group
6.625%, 08/15/2027 (A)(C)	3,243	82
5.375%, 08/15/2026 (A)(C)	6,139	207
DirecTV Financing
5.875%, 08/15/2027 (A)	2,516	2,279
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	3,676	2,999
eG Global Finance
8.500%, 10/30/2025 (A)	520	504
6.750%, 02/07/2025 (A)	4,949	4,807
Empire Resorts
7.750%, 11/01/2026 (A)	3,175	2,550
EquipmentShare.com
9.000%, 05/15/2028 (A)	270	262
Fertitta Entertainment
6.750%, 01/15/2030 (A)	995	847
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(C)	3,108	–
Ford Motor
6.100%, 08/19/2032	1,121	1,086
4.750%, 01/15/2043	3,882	2,985
Ford Motor Credit
7.350%, 03/06/2030	450	460
7.200%, 06/10/2030	200	202
6.950%, 03/06/2026	200	201
6.950%, 06/10/2026	1,830	1,839
6.800%, 05/12/2028	2,197	2,199
5.125%, 06/16/2025	880	856
5.113%, 05/03/2029	3,825	3,547
4.687%, 06/09/2025	655	631
4.542%, 08/01/2026	730	686
4.271%, 01/09/2027	735	680
4.134%, 08/04/2025	250	237
4.125%, 08/17/2027	1,219	1,113
4.063%, 11/01/2024	1,594	1,543
4.000%, 11/13/2030	1,962	1,677
3.815%, 11/02/2027	685	612
3.810%, 01/09/2024	43	42
3.375%, 11/13/2025	1,200	1,116
2.900%, 02/16/2028	2,680	2,295
2.900%, 02/10/2029	470	389
2.700%, 08/10/2026	200	179
Ford Motor Credit MTN
4.389%, 01/08/2026	715	677

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gap
3.625%, 10/01/2029 (A)	$158	$112
GCI
4.750%, 10/15/2028 (A)	599	511
Goodyear Tire & Rubber
5.250%, 04/30/2031	122	107
5.250%, 07/15/2031	304	264
5.000%, 07/15/2029	317	286
Hanesbrands
9.000%, 02/15/2031 (A)	87	88
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	246	242
4.875%, 01/15/2030	50	47
4.000%, 05/01/2031 (A)	2,140	1,858
3.750%, 05/01/2029 (A)	2,409	2,138
3.625%, 02/15/2032 (A)	1,566	1,306
Hilton Worldwide Finance
4.875%, 04/01/2027	175	170
International Game Technology
6.250%, 01/15/2027 (A)	1,070	1,066
4.125%, 04/15/2026 (A)	1,400	1,330
Jacobs Entertainment
6.750%, 02/15/2029 (A)	2,951	2,641
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	2,350	2,005
Ken Garff Automotive
4.875%, 09/15/2028 (A)	278	245
Kohl's
4.625%, 05/01/2031	855	595
4.250%, 07/17/2025	570	527
LBM Acquisition
6.250%, 01/15/2029 (A)	2,621	2,168
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	2,470	2,114
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,997	1,872
Liberty Interactive
8.250%, 02/01/2030	4,140	1,449
Life Time
5.750%, 01/15/2026 (A)	1,365	1,330
Lions Gate Capital Holdings
5.500%, 04/15/2029 (A)	1,431	1,036
Lithia Motors
4.375%, 01/15/2031 (A)	1,041	899
3.875%, 06/01/2029 (A)	341	296
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	3,078	2,444
Mattamy Group
4.625%, 03/01/2030 (A)	713	616
Mattel
3.375%, 04/01/2026 (A)	1,570	1,445

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
McGraw-Hill Education
5.750%, 08/01/2028 (A)	$2,510	$2,175
MGM Resorts International
6.750%, 05/01/2025	315	316
5.750%, 06/15/2025	674	668
4.750%, 10/15/2028	2,485	2,256
Michaels
7.875%, 05/01/2029 (A)	2,240	1,509
Midcontinent Communications
5.375%, 08/15/2027 (A)	552	517
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,084
National CineMedia
5.875%, 04/15/2028 (A)(C)	150	46
NCL
8.375%, 02/01/2028 (A)	61	64
5.875%, 03/15/2026 (A)	890	833
5.875%, 02/15/2027 (A)	1,235	1,202
NCL Finance
6.125%, 03/15/2028 (A)	846	761
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	243
Newell Brands
6.625%, 09/15/2029	70	67
6.375%, 09/15/2027	200	192
5.875%, 04/01/2036	35	29
4.700%, 04/01/2026	355	333
Nissan Motor
4.345%, 09/17/2027 (A)	1,687	1,534
Nissan Motor Acceptance
2.000%, 03/09/2026 (A)	1,390	1,216
Nordstrom
4.375%, 04/01/2030	134	111
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	2,340	1,316
PetSmart
7.750%, 02/15/2029 (A)	1,085	1,078
4.750%, 02/15/2028 (A)	1,335	1,234
PM General Purchaser
9.500%, 10/01/2028 (A)	348	340
QVC
4.850%, 04/01/2024	1,854	1,812
4.750%, 02/15/2027	530	343
4.450%, 02/15/2025	565	499
4.375%, 09/01/2028	873	502
Radiate Holdco
6.500%, 09/15/2028 (A)	3,005	1,754
4.500%, 09/15/2026 (A)	3,280	2,615
Raptor Acquisition
4.875%, 11/01/2026 (A)	233	220
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	2,461	2,676

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
11.500%, 06/01/2025 (A)	$194	$206
9.250%, 01/15/2029 (A)	225	240
8.250%, 01/15/2029 (A)	225	236
7.250%, 01/15/2030 (A)	165	167
Service International
7.500%, 04/01/2027	640	654
4.000%, 05/15/2031	14	12
3.375%, 08/15/2030	61	51
Shea Homes
4.750%, 02/15/2028	711	631
4.750%, 04/01/2029	825	716
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	82
8.500%, 10/01/2027 (A)	518	317
Six Flags Entertainment
7.250%, 05/15/2031 (A)	100	97
5.500%, 04/15/2027 (A)	90	85
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	82	82
Sonic Automotive
4.625%, 11/15/2029 (A)	239	200
Sotheby's
5.875%, 06/01/2029 (A)	460	358
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	2,628	2,483
SRS Distribution
6.125%, 07/01/2029 (A)	1,154	997
6.000%, 12/01/2029 (A)	1,020	880
4.625%, 07/01/2028 (A)	327	292
Staples
10.750%, 04/15/2027 (A)	1,223	710
7.500%, 04/15/2026 (A)	2,253	1,861
Station Casinos
4.500%, 02/15/2028 (A)	2,001	1,796
StoneMor
8.500%, 05/15/2029 (A)	2,130	1,797
Studio City
7.000%, 02/15/2027 (A)	475	445
Studio City Finance
5.000%, 01/15/2029 (A)	2,405	1,782
Superior Plus
4.500%, 03/15/2029 (A)	202	177
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,600	2,384
Tempur Sealy International
4.000%, 04/15/2029 (A)	525	454
3.875%, 10/15/2031 (A)	1,351	1,101
Time Warner Entertainment
8.375%, 07/15/2033	1,028	1,129
Univision Communications
7.375%, 06/30/2030 (A)	211	201
6.625%, 06/01/2027 (A)	40	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 05/01/2029 (A)	$1,668	$1,433
Vail Resorts
6.250%, 05/15/2025 (A)	437	438
Victoria's Secret
4.625%, 07/15/2029 (A)	2,176	1,590
Viking Cruises
9.125%, 07/15/2031 (A)	998	1,008
5.875%, 09/15/2027 (A)	1,950	1,792
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	392
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	290	262
4.500%, 08/15/2030 (A)	480	403
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,212	1,935
Vista Outdoor
4.500%, 03/15/2029 (A)	408	330
VTR Comunicaciones
4.375%, 04/15/2029 (A)	415	212
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	1,305	1,051
White Capital Buyer
6.875%, 10/15/2028 (A)	1,101	998
White Capital Parent
8.250% cash/0% PIK, 03/15/2026 (A)	2,275	2,179
Wolverine World Wide
4.000%, 08/15/2029 (A)	2,202	1,753
WW International
4.500%, 04/15/2029 (A)	1,840	1,088
Wynn Las Vegas
5.500%, 03/01/2025 (A)	720	708
Wynn Resorts Finance
5.125%, 10/01/2029 (A)	379	340
Yum! Brands
6.875%, 11/15/2037	1,065	1,145
5.375%, 04/01/2032	95	90
3.625%, 03/15/2031	2,574	2,224

		213,656

Consumer Staples — 2.8%
Albertsons
5.875%, 02/15/2028 (A)	125	122
4.875%, 02/15/2030 (A)	60	55
4.625%, 01/15/2027 (A)	835	791
3.500%, 03/15/2029 (A)	448	388
3.250%, 03/15/2026 (A)	196	181
B&G Foods
5.250%, 04/01/2025	552	527
Central Garden & Pet
5.125%, 02/01/2028	350	329
4.125%, 10/15/2030	242	203
4.125%, 04/30/2031 (A)	168	138

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chobani
7.500%, 04/15/2025 (A)	$3,498	$3,481
4.625%, 11/15/2028 (A)	1,118	1,017
Coty
5.000%, 04/15/2026 (A)	1,138	1,091
4.750%, 01/15/2029 (A)	2,085	1,922
Edgewell Personal Care
5.500%, 06/01/2028 (A)	305	288
4.125%, 04/01/2029 (A)	117	102
Energizer Holdings
6.500%, 12/31/2027 (A)	133	128
4.750%, 06/15/2028 (A)	469	418
4.375%, 03/31/2029 (A)	622	536
High Ridge Brands Co. (Escrow Security)
9.772%, 03/15/2025 (A)(C)	445	–
HLF Financing Sarl
4.875%, 06/01/2029 (A)	2,345	1,671
JBS USA LUX
5.500%, 01/15/2030 (A)	2,468	2,368
Lamb Weston Holdings
4.375%, 01/31/2032 (A)	63	56
4.125%, 01/31/2030 (A)	1,045	934
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	3,373	3,140
New Albertsons
8.700%, 05/01/2030	955	1,020
8.000%, 05/01/2031	910	949
Performance Food Group
6.875%, 05/01/2025 (A)	50	50
5.500%, 10/15/2027 (A)	355	342
4.250%, 08/01/2029 (A)	460	410
Pilgrim's Pride
6.250%, 07/01/2033	1,401	1,357
3.500%, 03/01/2032	835	660
Post Holdings
5.750%, 03/01/2027 (A)	15	14
5.625%, 01/15/2028 (A)	489	470
5.500%, 12/15/2029 (A)	1,141	1,053
4.625%, 04/15/2030 (A)	83	73
Rite Aid
8.000%, 11/15/2026 (A)	832	408
7.500%, 07/01/2025 (A)	1,656	983
Sigma Holdco BV
7.875%, 05/15/2026 (A)	3,082	2,648
Simmons Foods
4.625%, 03/01/2029 (A)	885	709
Spectrum Brands
5.500%, 07/15/2030 (A)	617	563
5.000%, 10/01/2029 (A)	100	89
3.875%, 03/15/2031 (A)	93	77
Triton Water Holdings
6.250%, 04/01/2029 (A)	3,094	2,655

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Foods
6.250%, 04/15/2025 (A)	$857	$857
4.625%, 06/01/2030 (A)	230	206

		35,479

Energy — 10.5%
Aethon United BR
8.250%, 02/15/2026 (A)	1,216	1,195
Antero Midstream Partners
7.875%, 05/15/2026 (A)	318	323
5.750%, 03/01/2027 (A)	50	48
5.750%, 01/15/2028 (A)	290	276
5.375%, 06/15/2029 (A)	707	657
Antero Resources
8.375%, 07/15/2026 (A)	260	269
7.625%, 02/01/2029 (A)	742	753
5.375%, 03/01/2030 (A)	1,081	1,001
Apache
5.100%, 09/01/2040	2,729	2,217
Archrock Partners
6.875%, 04/01/2027 (A)	275	264
6.250%, 04/01/2028 (A)	1,462	1,373
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	1,578	1,552
7.000%, 11/01/2026 (A)	911	882
5.875%, 06/30/2029 (A)	1,250	1,115
Baytex Energy
8.750%, 04/01/2027 (A)	325	329
8.500%, 04/30/2030 (A)	310	303
Blue Racer Midstream
7.625%, 12/15/2025 (A)	2,721	2,751
Buckeye Partners
4.500%, 03/01/2028 (A)	400	358
4.125%, 03/01/2025 (A)	230	219
4.125%, 12/01/2027	135	123
California Resources
7.125%, 02/01/2026 (A)	374	376
Callon Petroleum
8.000%, 08/01/2028 (A)	225	222
7.500%, 06/15/2030 (A)	540	510
Cheniere Energy
4.625%, 10/15/2028	550	514
Cheniere Energy Partners
4.500%, 10/01/2029	3,457	3,173
4.000%, 03/01/2031	389	342
3.250%, 01/31/2032	393	323
Chesapeake Energy Corp
6.750%, 04/15/2029 (A)	2,580	2,560
Chesapeake Energy Corp (Escrow Security)
7.500%, 10/01/2026 (B)(C)	2,515	50
7.000%, 10/01/2024 (B)(C)	1,135	23

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chord Energy Corp
6.375%, 06/01/2026 (A)	$264	$262
Citgo Holding
9.250%, 08/01/2024 (A)	3,016	3,016
CITGO Petroleum
6.375%, 06/15/2026 (A)	525	505
Civitas Resources
8.750%, 07/01/2031 (A)	1,959	1,986
8.375%, 07/01/2028 (A)	229	232
CNX Midstream Partners
4.750%, 04/15/2030 (A)	54	46
CNX Resources
7.375%, 01/15/2031 (A)	147	143
Comstock Resources
6.750%, 03/01/2029 (A)	3,826	3,501
5.875%, 01/15/2030 (A)	157	136
CQP Holdco
5.500%, 06/15/2031 (A)	906	808
Crescent Energy Finance
9.250%, 02/15/2028 (A)	232	225
7.250%, 05/01/2026 (A)	815	765
Crestwood Midstream Partners
8.000%, 04/01/2029 (A)	698	707
7.375%, 02/01/2031 (A)	842	830
6.000%, 02/01/2029 (A)	325	303
Delek Logistics Partners
6.750%, 05/15/2025	811	797
DT Midstream
4.375%, 06/15/2031 (A)	103	89
4.125%, 06/15/2029 (A)	1,629	1,429
Earthstone Energy Holdings
9.875%, 07/15/2031 (A)	285	282
8.000%, 04/15/2027 (A)	1,305	1,260
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	2,269	2,059
Energy Transfer
5.500%, 06/01/2027	1,564	1,520
EnLink Midstream
6.500%, 09/01/2030 (A)	93	93
5.375%, 06/01/2029	4,381	4,174
EnLink Midstream Partners
4.850%, 07/15/2026	190	183
Enviva Partners
6.500%, 01/15/2026 (A)	2,323	1,829
EQM Midstream Partners
7.500%, 06/01/2027 (A)	170	172
7.500%, 06/01/2030 (A)	134	136
6.500%, 07/01/2027 (A)	712	702
6.500%, 07/15/2048	2,544	2,301
6.000%, 07/01/2025 (A)	67	66
4.750%, 01/15/2031 (A)	1,104	967
4.500%, 01/15/2029 (A)	1,624	1,448

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Genesis Energy
8.875%, 04/15/2030	$357	$349
8.000%, 01/15/2027	752	733
7.750%, 02/01/2028	1,753	1,667
6.500%, 10/01/2025	20	20
Gulfport Energy Corp
8.000%, 05/17/2026 (A)	2,335	2,346
Gulfport Energy Operating (Escrow Security)
6.375%, 05/15/2025 (B)	183	–
6.375%, 01/15/2026 (C)	585	1
6.000%, 10/15/2024 (C)	215	–
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,155	1,145
Hess Midstream Operations
5.625%, 02/15/2026 (A)	325	320
5.500%, 10/15/2030 (A)	415	384
4.250%, 02/15/2030 (A)	1,777	1,550
Hilcorp Energy I
6.250%, 11/01/2028 (A)	10	9
6.250%, 04/15/2032 (A)	85	76
6.000%, 04/15/2030 (A)	101	92
Holly Energy Partners
6.375%, 04/15/2027 (A)	160	158
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	210	211
6.750%, 01/15/2027 (A)	3,205	3,053
ITT Holdings
6.500%, 08/01/2029 (A)	2,699	2,274
Kinetik Holdings
5.875%, 06/15/2030 (A)	129	123
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	36	34
7.500%, 01/15/2026 (A)	2,964	2,722
Motiva Enterprises
6.850%, 01/15/2040 (A)	967	1,038
Nabors Industries
7.250%, 01/15/2026 (A)	93	87
5.750%, 02/01/2025	325	314
New Fortress Energy
6.750%, 09/15/2025 (A)	1,403	1,316
6.500%, 09/30/2026 (A)	2,411	2,157
NGL Energy Operating
7.500%, 02/01/2026 (A)	2,146	2,114
NGL Energy Partners
7.500%, 04/15/2026	1,425	1,342
6.125%, 03/01/2025	1,730	1,661
Noble Finance II
8.000%, 04/15/2030 (A)	841	855
Northern Oil and Gas
8.750%, 06/15/2031 (A)	565	555
8.125%, 03/01/2028 (A)	2,099	2,057

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NuStar Logistics
6.375%, 10/01/2030	$685	$654
6.000%, 06/01/2026	255	248
5.750%, 10/01/2025	114	111
5.625%, 04/28/2027	115	111
Occidental Petroleum
8.875%, 07/15/2030	338	388
8.500%, 07/15/2027	228	246
6.625%, 09/01/2030	150	156
4.625%, 06/15/2045	1,110	859
Patterson-UTI Energy
5.150%, 11/15/2029	625	566
3.950%, 02/01/2028	514	461
Permian Resources Operating
5.875%, 07/01/2029 (A)	1,645	1,550
Pioneer Natural Resources
2.150%, 01/15/2031	1,702	1,393
Precision Drilling
7.125%, 01/15/2026 (A)	300	296
6.875%, 01/15/2029 (A)	66	60
Range Resources
8.250%, 01/15/2029	402	419
4.875%, 05/15/2025	280	274
Rockcliff Energy II
5.500%, 10/15/2029 (A)	3,907	3,604
Rockies Express Pipeline
4.800%, 05/15/2030 (A)	1,239	1,083
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(C)	1,869	–
SM Energy
6.750%, 09/15/2026	514	501
6.625%, 01/15/2027	73	71
6.500%, 07/15/2028	113	109
5.625%, 06/01/2025	295	288
Southwestern Energy
5.375%, 02/01/2029	32	30
5.375%, 03/15/2030	284	265
4.750%, 02/01/2032	63	56
Strathcona Resources
6.875%, 08/01/2026 (A)	4,010	3,510
Summit Midstream Holdings
9.000%, 10/15/2026 (A)(F)	159	154
5.750%, 04/15/2025	1,840	1,672
Sunoco
5.875%, 03/15/2028	1,585	1,524
4.500%, 05/15/2029	1,243	1,103
4.500%, 04/30/2030	1,342	1,173
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	381	380
6.000%, 03/01/2027 (A)	270	254
6.000%, 12/31/2030 (A)	4,060	3,577
6.000%, 09/01/2031 (A)	722	621

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 01/15/2028 (A)	$70	$64
Targa Resources Partners
6.875%, 01/15/2029	192	196
6.500%, 07/15/2027	523	519
4.875%, 02/01/2031	250	231
4.000%, 01/15/2032	167	144
TerraForm Power Operating
5.000%, 01/31/2028 (A)	3,107	2,860
4.750%, 01/15/2030 (A)	375	331
Transocean
11.500%, 01/30/2027 (A)	2,140	2,218
8.750%, 02/15/2030 (A)	87	88
8.000%, 02/01/2027 (A)	2,120	1,922
7.250%, 11/01/2025 (A)	856	822
6.800%, 03/15/2038	696	483
Transocean Titan Financing
8.375%, 02/01/2028 (A)	58	59
Valaris
8.375%, 04/30/2030 (A)	124	124
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	540	464
3.875%, 08/15/2029 (A)	255	223
3.875%, 11/01/2033 (A)	2,869	2,349
Venture Global LNG
8.125%, 06/01/2028 (A)	304	309
Weatherford International
8.625%, 04/30/2030 (A)	1,657	1,682
Western Midstream Operating
5.500%, 02/01/2050	2,924	2,395

		133,086

Financials — 8.0%
Acrisure
10.125%, 08/01/2026 (A)	1,211	1,239
7.000%, 11/15/2025 (A)	854	827
4.250%, 02/15/2029 (A)	1,082	934
Advisor Group Holdings
10.750%, 08/01/2027 (A)	2,175	2,186
AG Issuer
6.250%, 03/01/2028 (A)	1,208	1,150
AG TTMT Escrow Issuer
8.625%, 09/30/2027 (A)	419	430
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	1,505	1,415
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	798	622
Armor Holdco
8.500%, 11/15/2029 (A)	1,845	1,531
AssuredPartners
5.625%, 01/15/2029 (A)	2,520	2,181
Blackstone Mortgage Trust
3.750%, 01/15/2027 (A)	984	825

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blackstone Private Credit Fund
7.050%, 09/29/2025	$772	$770
2.625%, 12/15/2026	3,105	2,642
Block
3.500%, 06/01/2031	291	241
2.750%, 06/01/2026	85	77
Bread Financial Holdings
4.750%, 12/15/2024 (A)	840	823
BroadStreet Partners
5.875%, 04/15/2029 (A)	2,520	2,186
Brookfield Property REIT
4.500%, 04/01/2027 (A)	4,957	4,175
Citigroup
3.875%, H15T5Y + 3.417%(G)(H)	854	715
Coinbase Global
3.625%, 10/01/2031 (A)	80	47
3.375%, 10/01/2028 (A)	647	433
Comerica Bank
2.500%, 07/23/2024	854	802
CPI CG
8.625%, 03/15/2026 (A)	1,328	1,278
Finance of America Funding
7.875%, 11/15/2025 (A)	4,222	3,521
FirstCash
5.625%, 01/01/2030 (A)	2,135	1,930
Freedom Mortgage
8.250%, 04/15/2025 (A)	1,392	1,357
8.125%, 11/15/2024 (A)	858	850
7.625%, 05/01/2026 (A)	1,235	1,137
6.625%, 01/15/2027 (A)	355	307
HAT Holdings I
6.000%, 04/15/2025 (A)	957	945
3.750%, 09/15/2030 (A)	910	714
3.375%, 06/15/2026 (A)	577	517
Home Point Capital
5.000%, 02/01/2026 (A)	1,853	1,661
HUB International
5.625%, 12/01/2029 (A)	1,010	906
Hunt
5.250%, 04/15/2029 (A)	953	757
Jane Street Group
4.500%, 11/15/2029 (A)	979	842
JPMorgan Chase
5.000%, TSFR3M + 3.380%(G)(H)	856	836
4.600%, TSFR3M + 3.125%(G)(H)	556	519
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	857	809
4.750%, 06/15/2029 (A)	1,225	997
4.250%, 02/01/2027 (A)	3,501	3,042
LD Holdings Group
6.500%, 11/01/2025 (A)	2,560	2,020
6.125%, 04/01/2028 (A)	2,689	1,546

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group PLC
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.760%(G)(H)	$1,391	$1,329
LPL Holdings
4.625%, 11/15/2027 (A)	1,568	1,471
4.375%, 05/15/2031 (A)	1,027	887
4.000%, 03/15/2029 (A)	130	114
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,300	2,047
5.625%, 01/15/2030 (A)	1,666	1,323
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	414	312
5.500%, 09/01/2028 (A)	271	231
MSCI
4.000%, 11/15/2029 (A)	1,902	1,721
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	60	56
5.750%, 11/15/2031 (A)	270	221
5.500%, 08/15/2028 (A)	2,178	1,908
5.125%, 12/15/2030 (A)	138	112
Navient
9.375%, 07/25/2030	1,420	1,412
NFP
6.875%, 08/15/2028 (A)	1,377	1,195
OneMain Finance
9.000%, 01/15/2029	404	407
7.125%, 03/15/2026	880	865
6.625%, 01/15/2028	257	242
5.375%, 11/15/2029	2,037	1,732
4.000%, 09/15/2030	1,279	985
3.875%, 09/15/2028	253	207
3.500%, 01/15/2027	440	377
Owl Rock Capital
3.400%, 07/15/2026	1,587	1,406
Paysafe Finance
4.000%, 06/15/2029 (A)	1,257	988
PennyMac Financial Services
5.750%, 09/15/2031 (A)	425	347
5.375%, 10/15/2025 (A)	561	530
4.250%, 02/15/2029 (A)	4,968	3,990
PRA Group
5.000%, 10/01/2029 (A)	1,882	1,425
Rithm Capital
6.250%, 10/15/2025 (A)	1,832	1,718
Rocket Mortgage
4.000%, 10/15/2033 (A)	2,302	1,801
3.625%, 03/01/2029 (A)	2,328	1,957
2.875%, 10/15/2026 (A)	180	159
Sabre GLBL
11.250%, 12/15/2027 (A)	2,615	2,216
9.250%, 04/15/2025 (A)	12	11

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Starwood Property Trust
3.750%, 12/31/2024 (A)	$861	$807
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(G)(H)	1,388	1,340
United Wholesale Mortgage
5.750%, 06/15/2027 (A)	1,128	1,030
5.500%, 11/15/2025 (A)	347	330
5.500%, 04/15/2029 (A)	142	122
VistaJet Malta Finance
6.375%, 02/01/2030 (A)	8,133	6,549
WeWork
15.000% cash/0% PIK, 08/15/2027 (A)	1,853	1,630
11.000% cash/0% PIK, 08/15/2027 (A)	2,325	938

		101,190

Health Care — 6.0%
1375209 BC Ltd
9.000%, 01/30/2028 (A)	1,408	1,412
180 Medical Inc
3.875%, 10/15/2029 (A)	200	174
Acadia Healthcare
5.500%, 07/01/2028 (A)	441	422
5.000%, 04/15/2029 (A)	610	562
AHP Health Partners
5.750%, 07/15/2029 (A)	251	216
Air Methods
8.000%, 05/15/2025 (A)	4,269	32
Akumin
7.000%, 11/01/2025 (A)	3,430	2,804
Akumin Escrow
7.500%, 08/01/2028 (A)	1,205	794
APX Group
5.750%, 07/15/2029 (A)	643	558
AthenaHealth Group
6.500%, 02/15/2030 (A)	2,651	2,231
Avantor Funding
4.625%, 07/15/2028 (A)	574	532
3.875%, 11/01/2029 (A)	2,166	1,896
Bausch Health
14.000%, 10/15/2030 (A)	536	319
11.000%, 09/30/2028 (A)	1,607	1,141
9.000%, 12/15/2025 (A)	1,765	1,539
5.750%, 08/15/2027 (A)	220	135
5.500%, 11/01/2025 (A)	1,535	1,356
5.250%, 01/30/2030 (A)	2,780	1,154
5.250%, 02/15/2031 (A)	193	81
5.000%, 01/30/2028 (A)	215	91
5.000%, 02/15/2029 (A)	445	184
4.875%, 06/01/2028 (A)	1,260	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bausch Health Americas
9.250%, 04/01/2026 (A)	$385	$324
8.500%, 01/31/2027 (A)	444	243
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	403	370
3.500%, 04/01/2030 (A)	568	460
3.125%, 02/15/2029 (A)	320	260
Centene
4.625%, 12/15/2029	832	766
3.375%, 02/15/2030	455	391
Charles River Laboratories International
4.000%, 03/15/2031 (A)	1,015	881
3.750%, 03/15/2029 (A)	385	339
CHS
8.000%, 03/15/2026 (A)	1,563	1,523
6.875%, 04/15/2029 (A)	1,200	750
6.125%, 04/01/2030 (A)	209	125
6.000%, 01/15/2029 (A)	250	210
5.625%, 03/15/2027 (A)	1,706	1,503
5.250%, 05/15/2030 (A)	1,077	848
4.750%, 02/15/2031 (A)	240	181
DaVita
4.625%, 06/01/2030 (A)	520	447
3.750%, 02/15/2031 (A)	583	466
Elanco Animal Health
6.650%, 08/28/2028	220	213
Embecta
6.750%, 02/15/2030 (A)	335	300
5.000%, 02/15/2030 (A)	1,635	1,358
Emergent BioSolutions
3.875%, 08/15/2028 (A)	307	179
Encompass Health
4.750%, 02/01/2030	1,516	1,380
4.625%, 04/01/2031	450	399
4.500%, 02/01/2028	425	396
Endo DAC
9.500%, 07/31/2027 (A)(C)	1,406	84
6.000%, 06/30/2028 (A)(C)	1,302	65
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(C)	1,485	1,099
Envision Healthcare Corp
8.750%, 10/15/2026 (A)(C)	1,825	27
Global Medical Response
6.500%, 10/01/2025 (A)	4,038	2,221
Grifols Escrow Issuer
4.750%, 10/15/2028 (A)	1,722	1,495
HCA
5.875%, 02/15/2026	1,049	1,050
3.500%, 09/01/2030	1,676	1,469
Hologic
3.250%, 02/15/2029 (A)	258	226

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
IQVIA
6.500%, 05/15/2030 (A)	$200	$202
5.000%, 10/15/2026 (A)	605	584
Lannett
7.750%, 04/15/2026 (A)(C)	3,385	186
Legacy LifePoint Health
6.750%, 04/15/2025 (A)	1,417	1,316
4.375%, 02/15/2027 (A)	738	571
LifePoint Health
5.375%, 01/15/2029 (A)	676	399
Mallinckrodt International Finance
11.500%, 12/15/2028 (A)	575	485
10.000%, 06/15/2029 (A)	236	36
Medline Borrower
5.250%, 10/01/2029 (A)	382	332
3.875%, 04/01/2029 (A)	4,207	3,656
Molina Healthcare
4.375%, 06/15/2028 (A)	2,416	2,227
Option Care Health
4.375%, 10/31/2029 (A)	1,104	972
Organon
5.125%, 04/30/2031 (A)	2,451	2,022
4.125%, 04/30/2028 (A)	781	693
Owens & Minor
6.625%, 04/01/2030 (A)	115	104
4.500%, 03/31/2029 (A)	467	388
Par Pharmaceutical
7.500%, 04/01/2027 (A)(C)	1,373	1,015
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	2,299	2,115
Prime Security Services Borrower
3.375%, 08/31/2027 (A)	679	599
Radiology Partners
9.250%, 02/01/2028 (A)	2,253	821
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	567	476
RP Escrow Issuer
5.250%, 12/15/2025 (A)	6,186	4,563
Syneos Health
3.625%, 01/15/2029 (A)	1,197	1,170
Tenet Healthcare
6.750%, 05/15/2031 (A)	747	749
6.250%, 02/01/2027	493	488
6.125%, 10/01/2028	875	842
6.125%, 06/15/2030	1,971	1,943
5.125%, 11/01/2027	663	633
4.875%, 01/01/2026	3,511	3,420
4.625%, 06/15/2028	2,434	2,273
4.375%, 01/15/2030	225	203
US Acute Care Solutions
6.375%, 03/01/2026 (A)	762	652

		76,566

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 8.2%
ACCO Brands
4.250%, 03/15/2029 (A)	$545	$458
Air Canada
3.875%, 08/15/2026 (A)	1,084	1,005
Allegiant Travel
7.250%, 08/15/2027 (A)	858	855
Allied Universal Holdco
6.625%, 07/15/2026 (A)	899	853
4.625%, 06/01/2028 (A)	400	338
Allison Transmission
5.875%, 06/01/2029 (A)	210	205
4.750%, 10/01/2027 (A)	1,546	1,457
3.750%, 01/30/2031 (A)	245	207
American Airlines
5.750%, 04/20/2029 (A)	5,711	5,545
5.500%, 04/20/2026 (A)	2,397	2,374
American Airlines Group
3.750%, 03/01/2025 (A)	1,110	1,053
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,046	953
APi Group DE
4.750%, 10/15/2029 (A)	1,113	1,002
4.125%, 07/15/2029 (A)	214	185
Artera Services
9.033%, 12/04/2025 (A)	1,408	1,232
ATS Corp
4.125%, 12/15/2028 (A)	270	242
Avianca Midco 2
9.000%, 12/01/2028 (A)	1,763	1,481
Avis Budget Car Rental
5.750%, 07/15/2027 (A)	1,195	1,145
5.375%, 03/01/2029 (A)	553	513
Beacon Roofing Supply
4.500%, 11/15/2026 (A)	850	807
Bombardier
7.875%, 04/15/2027 (A)	2,006	2,001
7.500%, 03/15/2025 (A)	175	175
7.500%, 02/01/2029 (A)	853	843
Builders FirstSource
6.375%, 06/15/2032 (A)	236	234
4.250%, 02/01/2032 (A)	203	177
BWX Technologies
4.125%, 06/30/2028 (A)	762	695
4.125%, 04/15/2029 (A)	969	875
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	1,750	1,654
Chart Industries
9.500%, 01/01/2031 (A)	1,897	2,013
7.500%, 01/01/2030 (A)	134	136
Clean Harbors
6.375%, 02/01/2031 (A)	569	573

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Conduent Business Services
6.000%, 11/01/2029 (A)	$310	$254
CoreCivic
8.250%, 04/15/2026	347	350
CoreLogic
4.500%, 05/01/2028 (A)	2,245	1,810
CP Atlas Buyer
7.000%, 12/01/2028 (A)	1,355	1,064
Delta Air Lines
4.750%, 10/20/2028 (A)	399	387
Deluxe
8.000%, 06/01/2029 (A)	2,480	1,942
Dycom Industries
4.500%, 04/15/2029 (A)	333	302
Emerald Debt Merger Sub
6.625%, 12/15/2030 (A)	2,183	2,164
EnerSys
4.375%, 12/15/2027 (A)	559	515
EnPro Industries
5.750%, 10/15/2026	232	225
Enviri
5.750%, 07/31/2027 (A)	465	405
First Student Bidco
4.000%, 07/31/2029 (A)	15	13
Garda World Security
9.500%, 11/01/2027 (A)	310	300
6.000%, 06/01/2029 (A)	242	198
GFL Environmental
5.125%, 12/15/2026 (A)	335	323
4.375%, 08/15/2029 (A)	1,264	1,126
4.000%, 08/01/2028 (A)	669	598
3.500%, 09/01/2028 (A)	1,415	1,259
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	175	149
5.625%, 06/01/2029 (A)	332	270
GrafTech Finance
4.625%, 12/15/2028 (A)	1,450	1,178
GrafTech Global Enterprises
9.875%, 12/15/2028 (A)	918	911
Griffon
5.750%, 03/01/2028	500	467
H&E Equipment Services
3.875%, 12/15/2028 (A)	2,285	1,978
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	2,173	2,057
Hertz
5.000%, 12/01/2029 (A)	573	474
4.625%, 12/01/2026 (A)	888	801
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(C)	465	32
6.000%, 01/15/2028 (A)(C)	450	36
5.500%, 10/15/2024 (A)(C)	559	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hillenbrand
5.000%, 09/15/2026	$45	$44
Icahn Enterprises
4.750%, 09/15/2024	1,342	1,282
JELD-WEN
6.250%, 05/15/2025 (A)	235	237
4.875%, 12/15/2027 (A)	225	199
4.625%, 12/15/2025 (A)	293	284
Korn Ferry
4.625%, 12/15/2027 (A)	2,022	1,900
Madison IAQ
5.875%, 06/30/2029 (A)	493	399
4.125%, 06/30/2028 (A)	170	150
Masonite International
5.375%, 02/01/2028 (A)	298	284
MasTec
4.500%, 08/15/2028 (A)	433	400
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	2,012	2,017
MIWD Holdco II
5.500%, 02/01/2030 (A)	221	182
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)	5,936	–
Neptune Bidco US
9.290%, 04/15/2029 (A)	569	522
PGT Innovations
4.375%, 10/01/2029 (A)	1,043	973
Pitney Bowes
7.250%, 03/15/2029 (A)	1,315	866
6.875%, 03/15/2027 (A)	645	478
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,189	1,167
Regal Rexnord
6.400%, 04/15/2033 (A)	178	178
6.300%, 02/15/2030 (A)	127	126
6.050%, 04/15/2028 (A)	300	298
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	859	891
6.750%, 03/15/2028 (A)	2,910	2,933
Science Applications International
4.875%, 04/01/2028 (A)	1,172	1,090
Sensata Technologies
4.000%, 04/15/2029 (A)	816	727
3.750%, 02/15/2031 (A)	20	17
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,020
Spirit AeroSystems
9.375%, 11/30/2029 (A)	735	787
7.500%, 04/15/2025 (A)	1,114	1,101
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	1,374	1,384

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SS&C Technologies
5.500%, 09/30/2027 (A)	$602	$576
Standard Industries
5.000%, 02/15/2027 (A)	870	829
4.750%, 01/15/2028 (A)	768	715
4.375%, 07/15/2030 (A)	1,934	1,675
3.375%, 01/15/2031 (A)	88	71
Stericycle
3.875%, 01/15/2029 (A)	284	252
Team Health Holdings
6.375%, 02/01/2025 (A)	2,607	1,383
Terex
5.000%, 05/15/2029 (A)	335	311
TK Elevator US Newco
5.250%, 07/15/2027 (A)	1,548	1,430
TransDigm
6.750%, 08/15/2028 (A)	668	671
6.250%, 03/15/2026 (A)	2,860	2,846
5.500%, 11/15/2027	1,982	1,869
Triumph Group
9.000%, 03/15/2028 (A)	108	110
7.750%, 08/15/2025	280	272
Tutor Perini
6.875%, 05/01/2025 (A)	3,787	3,141
Uber Technologies
7.500%, 09/15/2027 (A)	135	138
4.500%, 08/15/2029 (A)	244	225
United Airlines
4.625%, 04/15/2029 (A)	1,968	1,793
4.375%, 04/15/2026 (A)	1,557	1,480
United Rentals North America
6.000%, 12/15/2029 (A)	2,173	2,168
5.250%, 01/15/2030	1,650	1,575
4.875%, 01/15/2028	350	333
US Airways Pass Through Trust
3.950%, 11/15/2025	379	353
Vertiv Group
4.125%, 11/15/2028 (A)	820	739
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	622	571
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(C)	100	6
9.000%, 11/15/2026 (A)(C)	599	57
WESCO Distribution
7.250%, 06/15/2028 (A)	468	477
7.125%, 06/15/2025 (A)	356	360
Windsor Holdings III
8.500%, 06/15/2030 (A)	1,138	1,133
XPO
6.250%, 06/01/2028 (A)	1,375	1,352

		103,738

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 4.1%
ACI Worldwide
5.750%, 08/15/2026 (A)	$394	$384
Ahead DB Holdings
6.625%, 05/01/2028 (A)	2,415	1,964
ams-OSRAM
7.000%, 07/31/2025 (A)	1,617	1,428
Arches Buyer
6.125%, 12/01/2028 (A)	1,686	1,453
4.250%, 06/01/2028 (A)	213	185
Black Knight InfoServ
3.625%, 09/01/2028 (A)	1,055	948
CDW
4.250%, 04/01/2028	130	119
3.250%, 02/15/2029	171	147
Ciena
4.000%, 01/31/2030 (A)	1,085	945
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	184	163
3.875%, 07/01/2028 (A)	164	146
Coherent
5.000%, 12/15/2029 (A)	3,821	3,449
CommScope
8.250%, 03/01/2027 (A)	6,409	5,127
7.125%, 07/01/2028 (A)	1,635	1,161
6.000%, 03/01/2026 (A)	805	750
4.750%, 09/01/2029 (A)	384	303
CommScope Technologies
6.000%, 06/15/2025 (A)	3,262	3,041
5.000%, 03/15/2027 (A)	200	139
Consensus Cloud Solutions
6.500%, 10/15/2028 (A)	2,060	1,761
Crowdstrike Holdings
3.000%, 02/15/2029	926	798
Elastic
4.125%, 07/15/2029 (A)	1,454	1,254
Entegris
4.375%, 04/15/2028 (A)	182	165
3.625%, 05/01/2029 (A)	786	677
Entegris Escrow
5.950%, 06/15/2030 (A)	242	232
4.750%, 04/15/2029 (A)	3,332	3,093
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,286	1,222
3.500%, 03/01/2029 (A)	920	788
Imola Merger
4.750%, 05/15/2029 (A)	803	698
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	2,145	1,852
McAfee
7.375%, 02/15/2030 (A)	643	559

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NCR
6.125%, 09/01/2029 (A)	$305	$305
5.750%, 09/01/2027 (A)	455	455
5.125%, 04/15/2029 (A)	318	282
5.000%, 10/01/2028 (A)	147	131
ON Semiconductor
3.875%, 09/01/2028 (A)	471	429
Open Text Holdings
4.125%, 02/15/2030 (A)	1,292	1,094
Presidio Holdings
4.875%, 02/01/2027 (A)	260	244
Seagate HDD Cayman
8.500%, 07/15/2031 (A)	40	42
8.250%, 12/15/2029 (A)	162	169
3.375%, 07/15/2031	829	608
Sprint
7.625%, 02/15/2025	1,898	1,939
Sprint Capital
8.750%, 03/15/2032	1,488	1,798
Synaptics
4.000%, 06/15/2029 (A)	2,310	1,937
Veritas US
7.500%, 09/01/2025 (A)	2,235	1,813
ViaSat
6.500%, 07/15/2028 (A)	2,175	1,843
5.625%, 09/15/2025 (A)	1,413	1,369
Virtusa
7.125%, 12/15/2028 (A)	1,327	1,081
Western Digital
4.750%, 02/15/2026	1,375	1,310
Xerox Holdings
5.500%, 08/15/2028 (A)	278	237
5.000%, 08/15/2025 (A)	278	262

		52,299

Materials — 7.5%
Alcoa Nederland Holding BV
5.500%, 12/15/2027 (A)	600	580
Arconic
6.125%, 02/15/2028 (A)	443	448
6.000%, 05/15/2025 (A)	228	230
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	3,114	2,523
Ardagh Metal Packaging Finance USA
3.250%, 09/01/2028 (A)	840	722
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,258	1,231
5.250%, 08/15/2027 (A)	2,548	2,158
4.125%, 08/15/2026 (A)	845	787
Ashland
6.875%, 05/15/2043	851	844

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	$2,885	$2,083
ATI
5.875%, 12/01/2027	174	169
5.125%, 10/01/2031	80	71
4.875%, 10/01/2029	160	144
Axalta Coating Systems
4.750%, 06/15/2027 (A)	394	371
3.375%, 02/15/2029 (A)	1,280	1,090
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,595	2,485
Ball
6.000%, 06/15/2029	1,778	1,765
2.875%, 08/15/2030	1,751	1,453
Big River Steel
6.625%, 01/31/2029 (A)	298	294
Carpenter Technology
7.625%, 03/15/2030	60	61
6.375%, 07/15/2028	184	180
CF Industries
5.150%, 03/15/2034	2,249	2,151
Chemours
5.750%, 11/15/2028 (A)	1,829	1,681
4.625%, 11/15/2029 (A)	1,208	1,021
Cleveland-Cliffs
6.750%, 04/15/2030 (A)	1,009	972
Cleveland-Cliffs Inc
4.625%, 03/01/2029 (A)	213	192
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	681
Compass Minerals International
6.750%, 12/01/2027 (A)	1,507	1,453
Cornerstone Chemical
10.250% cash/0% PIK, 09/01/2027 (A)	7,095	6,244
CVR Partners
6.125%, 06/15/2028 (A)	1,301	1,132
Domtar
6.750%, 10/01/2028 (A)	2,940	2,496
Eldorado Gold
6.250%, 09/01/2029 (A)	793	710
Element Solutions
3.875%, 09/01/2028 (A)	2,462	2,148
ERO Copper
6.500%, 02/15/2030 (A)	2,010	1,734
First Quantum Minerals
7.500%, 04/01/2025 (A)	707	706
6.875%, 10/15/2027 (A)	500	488
FMG Resources August 2006 PTY
4.500%, 09/15/2027 (A)	772	719
Freeport-McMoRan
5.400%, 11/14/2034	925	893

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Glatfelter
4.750%, 11/15/2029 (A)	$154	$101
Graham Packaging
7.125%, 08/15/2028 (A)	185	158
INEOS Finance
6.750%, 05/15/2028 (A)	1,044	1,003
INEOS Quattro Finance II
3.375%, 01/15/2026 (A)	390	356
Innophos Holdings
9.375%, 02/15/2028 (A)	2,550	2,525
Knife River
7.750%, 05/01/2031 (A)	90	91
LABL
10.500%, 07/15/2027 (A)	290	279
6.750%, 07/15/2026 (A)	1,162	1,142
LSB Industries
6.250%, 10/15/2028 (A)	2,325	2,076
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	2,708	2,500
7.875%, 08/15/2026 (A)	1,020	1,013
Methanex
5.125%, 10/15/2027	786	732
Mineral Resources
8.125%, 05/01/2027 (A)	1,095	1,095
Mineral Resources MTN
8.000%, 11/01/2027 (A)	105	105
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(B)	2,057	1,999
Neiman Marcus Group (Escrow Security)
8.750% cash/0% PIK, 10/15/2022 (A)(B)(C)	762	102
8.000%, 10/15/2022 (A)(B)(C)	820	110
NMG Holding
7.125%, 04/01/2026 (A)	2,520	2,346
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	2,115	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	545	484
5.000%, 05/01/2025 (A)	889	851
4.875%, 06/01/2024 (A)	300	293
4.250%, 05/15/2029 (A)	213	174
Novelis
4.750%, 01/30/2030 (A)	270	240
3.875%, 08/15/2031 (A)	2,020	1,662
3.250%, 11/15/2026 (A)	735	665
OI European Group BV
4.750%, 02/15/2030 (A)	1,810	1,634
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	347	343
5.875%, 08/15/2023 (A)	204	204
Pactiv Evergreen Group Issuer
4.000%, 10/15/2027 (A)	1,093	966

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Polar US Borrower
6.750%, 05/15/2026 (A)	$2,119	$1,250
Rain CII Carbon
7.250%, 04/01/2025 (A)	2,705	2,625
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	4,991	4,182
4.875%, 05/01/2028 (A)	195	174
Scotts Miracle-Gro
4.500%, 10/15/2029	245	210
4.375%, 02/01/2032	212	167
4.000%, 04/01/2031	470	368
Smyrna Ready Mix Concrete
6.000%, 11/01/2028 (A)	790	745
Summit Materials
5.250%, 01/15/2029 (A)	1,704	1,610
Tacora Resources
8.250%, 05/15/2026 (A)(C)	1,685	1,265
Tacora Resources Inc
13.000%, 09/08/2023 (B)	125	112
Taseko Mines
7.000%, 02/15/2026 (A)	1,297	1,182
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,492	1,547
TriMas
4.125%, 04/15/2029 (A)	294	262
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	460	384
5.125%, 04/01/2029 (A)	266	123
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	2,045	1,969
5.500%, 08/15/2026 (A)	1,299	1,247
Tronox
4.625%, 03/15/2029 (A)	4,329	3,598
Venator Finance Sarl
9.500%, 07/01/2025 (A)(C)	250	190
5.750%, 07/15/2025 (A)(C)	280	2
WR Grace Holdings
5.625%, 08/15/2029 (A)	1,190	975
4.875%, 06/15/2027 (A)	300	278

		94,824

Real Estate — 2.2%
Brookfield Property REIT
5.750%, 05/15/2026 (A)	117	107
Cushman & Wakefield US Borrower
6.750%, 05/15/2028 (A)	405	366
Diversified Healthcare Trust
9.750%, 06/15/2025	406	390
4.750%, 05/01/2024	2,460	2,291
4.750%, 02/15/2028	1,150	811
4.375%, 03/01/2031	2,955	2,153

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Iron Mountain
5.250%, 03/15/2028 (A)	$756	$707
5.250%, 07/15/2030 (A)	865	779
5.000%, 07/15/2028 (A)	294	273
4.875%, 09/15/2029 (A)	2,554	2,286
4.500%, 02/15/2031 (A)	229	197
Outfront Media Capital
4.250%, 01/15/2029 (A)	2,085	1,752
Realogy Group
5.250%, 04/15/2030 (A)	367	261
RHP Hotel Properties
7.250%, 07/15/2028 (A)	87	88
4.750%, 10/15/2027	798	743
4.500%, 02/15/2029 (A)	269	238
SBA Communications
3.125%, 02/01/2029	1,320	1,119
Service Properties Trust
5.500%, 12/15/2027	460	404
4.950%, 02/15/2027	2,340	2,001
4.375%, 02/15/2030	3,820	2,857
4.350%, 10/01/2024	848	816
3.950%, 01/15/2028	215	168
Uniti Group
10.500%, 02/15/2028 (A)	587	582
6.000%, 01/15/2030 (A)	836	567
VICI Properties
5.750%, 02/01/2027 (A)	204	200
5.625%, 05/01/2024 (A)	185	184
4.625%, 06/15/2025 (A)	261	252
4.625%, 12/01/2029 (A)	153	139
4.500%, 09/01/2026 (A)	125	118
4.500%, 01/15/2028 (A)	95	87
4.250%, 12/01/2026 (A)	429	401
4.125%, 08/15/2030 (A)	3,161	2,783
3.875%, 02/15/2029 (A)	227	199
3.750%, 02/15/2027 (A)	1,840	1,688

		28,007

Utilities — 1.9%
AmeriGas Partners
9.375%, 06/01/2028 (A)	142	144
Calpine
5.000%, 02/01/2031 (A)	175	145
4.625%, 02/01/2029 (A)	897	757
4.500%, 02/15/2028 (A)	3,273	2,963
Clearway Energy Operating LLC
3.750%, 02/15/2031 (A)	2,119	1,759
NRG Energy
10.250%, H15T5Y + 5.920%(A)(G)(H)	1,738	1,639
7.000%, 03/15/2033 (A)	264	266
6.625%, 01/15/2027	505	501
5.750%, 01/15/2028	155	147

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 06/15/2029 (A)	$335	$299
3.875%, 02/15/2032 (A)	1,011	779
3.625%, 02/15/2031 (A)	3,164	2,470
3.375%, 02/15/2029 (A)	145	119
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,659	1,515
PG&E
5.250%, 07/01/2030	2,703	2,423
5.000%, 07/01/2028	284	260
Pike
5.500%, 09/01/2028 (A)	192	172
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	1,262	1,221
Talen Energy Supply
8.625%, 06/01/2030 (A)	1,670	1,729
Vistra
8.000%, H15T5Y + 6.930%(A)(G)(H)	220	206
7.000%, H15T5Y + 5.740%(A)(G)(H)	250	218
Vistra Operations
5.625%, 02/15/2027 (A)	425	407
5.000%, 07/31/2027 (A)	2,726	2,552
4.375%, 05/01/2029 (A)	961	842
4.300%, 07/15/2029 (A)	375	332

		23,865

Total Corporate Obligations
(Cost $1,118,856) ($ Thousands)		976,811

LOAN PARTICIPATIONS — 9.7%
1236904 BC Ltd., Initial Term Loan, 1st Lien
10.717%, CME Term SOFR + 5.614%, 03/04/2027 (G)	173	165
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.000%, LIBOR + 4.750%, 04/20/2028 (G)(I)	395	403
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.753%, CME Term SOFR + 4.250%, 05/17/2028 (G)	329	276
Adient U.S., LLC, Term B-1 Loan, 1st Lien
8.518%, LIBOR + 3.500%, 04/10/2028 (G)	180	180
Ahead DB Holdings, LLC, Term B Loan, 1st Lien
8.909%, CME Term SOFR + 3.750%, 10/18/2027 (G)	100	93
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
10.654%, LIBOR + 5.500%, 10/10/2025 (G)	984	942

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Alvogen Pharma U.S., Inc., June 2002 Loan
12.548%, CME Term SOFR + 7.500%, 06/30/2025 (G)	$1,744	$1,430
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
10.717%, CME Term SOFR + 5.500%, 09/01/2027 (G)	299	287
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
10.717%, CME Term SOFR + 5.500%, 09/01/2027 (G)	1,000	965
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (B)	1,276	1,263
Avaya Inc., Initial Term Loan, 1st Lien
13.603%, CME Term SOFR + 8.500%, 08/01/2028 (G)(I)	3,586	3,066
Bausch Health Companies Inc., Second Amendment Term Loan, 1st Lien
10.441%, CME Term SOFR + 5.250%, 02/01/2027 (G)	2,177	1,637
Blackhawk Network Cov-Lite, Term Loan, 2nd Lien
12.250%, 06/15/2026	1,412	1,339
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
14.837%, LIBOR + 6.500%, 10/23/2023 (B)(E)(G)	383	375
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
14.837%, LIBOR + 6.500%, 04/23/2024 (B)(E)(G)	1,639	1,607
BYJU's Alpha, Inc., Initial Term Loan
12.928%, LIBOR + 6.000%, 11/24/2026 (C)(G)(I)	2,767	1,725
Carestream Health, Inc., Term Loan, 1st Lien
12.498%, CME Term SOFR + 7.500%, 09/30/2027 (G)(I)	1,860	1,333
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
9.154%, LIBOR + 4.000%, 01/29/2027 (G)(I)	1,327	937
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.943%, LIBOR + 3.750%, 01/29/2027 (G)(I)	966	704
Cenveo, 1st Lien
12.738%, 12/31/2024 (B)	343	343
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.703%, CME Term SOFR + 6.500%, 12/18/2026 (G)	1,105	1,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
8.807%, CME Term SOFR + 3.500%, 08/21/2026 (G)	$100	$95
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
8.288%, LIBOR + 2.750%, 09/18/2024 (G)(I)	2,199	2,105
CMG Media Corp., 2021 Term B Loan, 1st Lien
8.842%, CME Term SOFR + 3.500%, 12/17/2026 (G)	627	561
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
10.372%, LIBOR + 5.000%, 01/04/2026 (G)(I)	2,091	1,308
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
9.253%, CME Term SOFR + 3.750%, 10/04/2028 (G)	341	325
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.217%, CME Term SOFR + 5.000%, 08/02/2027 (G)	1,250	1,221
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.710%, CME Term SOFR + 7.500%, 11/23/2026 (B)(G)	2,527	2,456
Envision Healthcare Corp., First Out Term Loan, 1st Lien
12.923%, CME Term SOFR + 7.875%, 03/31/2027 (G)(I)	727	792
Envision Healthcare Corp., Second Out Term Loan, 1st Lien
9.492%, CME Term SOFR + 4.250%, 03/31/2027 (G)(I)	8,120	1,725
Envision Healthcare Corp., Third Out Term Loan, 1st Lien
8.648%, CME Term SOFR + 3.750%, 03/31/2027 (G)(I)	805	6
Epic Crude Services, LP, Term Loan, 1st Lien
10.480%, LIBOR + 5.000%, 03/02/2026 (G)	909	863
Epic Y-Grade Services, LP, Term Loan, 1st Lien
11.364%, LIBOR + 6.000%, 06/30/2027 (G)(I)	7,909	7,002
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
9.342%, CME Term SOFR + 4.000%, 07/21/2028 (G)	253	247

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Student Bidco Inc., 2022 Incremental Term C Loan, 1st Lien
9.342%, CME Term SOFR + 4.000%, 07/21/2028 (G)	$18	$17
First Student Bidco Inc., Initial Term B Loan, 1st Lien
8.143%, LIBOR + 3.000%, 07/21/2028 (G)	242	234
First Student Bidco Inc., Initial Term C Loan, 1st Lien
8.143%, LIBOR + 3.000%, 07/21/2028 (G)	90	87
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
13.342%, CME Term SOFR + 8.000%, 06/30/2027 (G)	221	210
Freeport LNG Investments, LLLP, 1st Lien
8.250%, 11/16/2026 (I)	1,559	1,523
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
8.750%, LIBOR + 3.500%, 12/21/2028 (G)(I)	321	314
GatesAir, Term Loan
14.658%, 08/01/2027 (B)(E)	1,137	1,137
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
9.217%, CME Term SOFR + 4.000%, 12/01/2027 (G)	279	278
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
9.467%, CME Term SOFR + 4.250%, 03/14/2025 (G)(I)	1,513	843
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
9.439%, LIBOR + 4.250%, 10/02/2025 (G)(I)	2,904	1,618
Graham Packaging Co. Inc., Initial Term Loan (2021), 1st Lien
8.217%, CME Term SOFR + 3.000%, 08/04/2027 (G)	338	335
Gulf Finance, LLC, Term Loan, 1st Lien
11.996%, CME Term SOFR + 6.750%, 08/25/2026 (G)	1,891	1,834
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Third Amendment Extended Term Loan, 1st Lien
10.217%, CME Term SOFR + 5.000%, 12/15/2026 (G)	500	480
HUB International Ltd., 2023 Refinancing Term Loan, 1st Lien
9.341%, CME Term SOFR + 4.250%, 06/20/2030 (G)(I)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hyland Software, Inc., Term Loan 3, 1st Lien
8.654%, LIBOR + 3.500%, 07/01/2024 (G)(I)	$2,304	$2,283
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
8.154%, LIBOR + 3.000%, 05/01/2026 (G)	426	367
Journey Personal Care Corp., Initial Term Loan, 1st Lien
9.409%, LIBOR + 4.250%, 03/01/2028 (G)	1,994	1,700
Jump Financial, LLC, Term Loan, 1st Lien
10.004%, CME Term SOFR + 4.500%, 08/07/2028 (G)	2,212	2,107
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.203%, CME Term SOFR + 5.000%, 10/29/2028 (G)	284	280
Life Time, Inc., 2023 Refinancing Term Loan, 1st Lien
9.800%, CME Term SOFR + 4.500%, 01/15/2026 (G)(I)	465	465
Lifescan, 1st Lien
11.747%, 12/31/2026 (I)	8,503	6,859
Lightstone Holdco, LLC, Extended Term B Loan, 1st Lien
10.903%, CME Term SOFR + 5.750%, 01/29/2027 (G)	1,142	1,030
Lightstone Holdco, LLC, Extended Term C Loan, 1st Lien
10.903%, CME Term SOFR + 5.750%, 01/29/2027 (G)	65	58
Madison IAQ, LLC, Initial Term Loan, 1st Lien
8.302%, LIBOR + 3.250%, 06/21/2028 (G)	247	241
Magnite, Inc., Initial Term Loan, 1st Lien
10.235%, LIBOR + 5.000%, 04/28/2028 (G)	627	623
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
12.279%, LIBOR + 8.125%, 02/16/2025 (B)(G)	2,833	2,797
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.914%, CME Term SOFR + 5.750%, 08/18/2028 (G)	528	370
10.143%, LIBOR + 4.750%, 08/18/2028 (G)(I)	4,368	3,111
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.352%, CME Term SOFR + 3.250%, 10/23/2028 (G)	166	164

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Misys Limited, Dollar Term Loan, 1st Lien
9.231%, LIBOR + 3.500%, 06/13/2024 (G)	$1,921	$1,843
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
9.895%, CME Term SOFR + 4.750%, 05/02/2029 (G)	816	789
MLN US HoldCo, LLC, Term B Loan, 1st Lien
9.838%, LIBOR + 4.500%, 11/30/2025 (G)	647	123
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
12.299%, LIBOR + 7.000%, 10/26/2028 (G)	1,856	1,466
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.726%, LIBOR + 4.250%, 09/01/2028 (G)(I)	234	208
Naked Juice LLC, Initial Loan, 2nd Lien
11.342%, CME Term SOFR + 6.000%, 01/24/2030 (G)(I)	1,767	1,392
NEP Group, Inc., Term Loan, 1st Lien
8.518%, 10/20/2025 (I)	1,067	956
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
11.453%, CME Term SOFR + 6.250%, 11/05/2029 (G)	667	595
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
7.895%, CME Term SOFR + 2.750%, 10/01/2025 (G)	246	246
OLA Netherlands B.V., Initial Term Loan
11.427%, LIBOR + 6.250%, 12/15/2026 (G)	2,205	2,062
Open Text Corp., Term B Loan, 1st Lien
8.753%, CME Term SOFR + 3.500%, 01/31/2030 (G)(I)	592	595
Park River Holdings Inc., Initial Term Loan, 1st Lien
8.522%, LIBOR + 3.250%, 12/28/2027 (G)	125	120
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
8.753%, CME Term SOFR + 3.250%, 03/03/2028 (G)	332	329
Pluto Acquisition I, Inc., 2021 Term Loan, 1st Lien
9.476%, LIBOR + 4.000%, 06/22/2026 (G)(I)	1,582	1,287
Polaris Newco, LLC, Dollar Term Loan, 1st Lien
9.538%, LIBOR + 4.000%, 06/02/2028 (G)(I)	1,159	1,064

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Prairie ECI Acquiror LP, Initial Term Loan
9.904%, 03/11/2026	$588	$580
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
14.145%, LIBOR + 8.000%, 03/20/2024 (B)(E)(G)	1,109	834
Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien
9.219%, LIBOR + 4.000%, 10/02/2028 (G)	976	726
Pug LLC, Term B-2 Loan, 1st Lien
9.452%, CME Term SOFR + 4.250%, 02/12/2027 (G)(I)	1,217	1,095
Pug LLC, USD Term B Loan, 1st Lien
8.717%, CME Term SOFR + 3.500%, 02/12/2027 (G)(I)	2,715	2,406
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
12.695%, CME Term SOFR + 7.500%, 02/01/2030 (G)(I)	614	402
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.445%, CME Term SOFR + 4.250%, 02/01/2029 (G)(I)	993	767
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
8.952%, CME Term SOFR + 3.750%, 10/02/2028 (G)(I)	2,747	2,307
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
9.023%, LIBOR + 3.750%, 11/16/2025 (G)(I)	518	479
Sabre GLBL Inc., 2021 Other Term B2 Loan, 1st Lien
8.768%, 12/17/2027 (I)	1,398	1,088
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
9.452%, CME Term SOFR + 4.250%, 06/30/2028 (G)(I)	1,217	954
Serta Simmons Bedding, LLC, Initial Exchange Term Loan, 1st Lien
12.269%, LIBOR + 7.500%, 08/10/2023 (C)(G)	377	221
Shutterfly, 2nd Lien
6.000%, 10/01/2027	168	102
SP PF Buyer, LLC, Closing Date Term Loan, 1st Lien
9.654%, LIBOR + 4.500%, 12/22/2025 (G)	1,478	1,065
SPX Flow, Inc., Term Loan, 1st Lien
9.702%, CME Term SOFR + 4.500%, 04/05/2029 (G)	176	174

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
10.299%, LIBOR + 5.000%, 04/16/2026 (G)	$2,995	$2,553
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
9.092%, CME Term SOFR + 3.750%, 10/01/2026 (G)	772	767
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
12.242%, CME Term SOFR + 7.000%, 05/13/2027 (G)	1,307	1,190
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.353%, CME Term SOFR + 5.250%, 03/02/2027 (G)(I)	5,332	3,647
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
7.943%, LIBOR + 2.750%, 02/06/2024 (G)(I)	378	333
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
8.602%, LIBOR + 3.500%, 07/30/2027 (G)	271	268
Tortoise Borrower, LLC, Initial Term Loan, 1st Lien
8.654%, 01/31/2025	1,005	470
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
6.202%, LIBOR + 1.500%, 02/28/2025 (G)(I)	11	11
Travelport Finance, 1st Lien
13.365%, 05/29/2026 (I)	978	606
Traverse Midstream Partners LLC, Advance, 1st Lien
8.937%, CME Term SOFR + 3.750%, 02/16/2028 (G)	983	973
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.659%, LIBOR + 3.500%, 03/31/2028 (G)(I)	203	196
Tutor Perini Corp., Term Loan, 1st Lien
10.003%, LIBOR + 4.750%, 08/18/2027 (B)(G)	1,806	1,617
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
10.193%, LIBOR + 5.000%, 06/26/2026 (G)	473	213
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
8.443%, LIBOR + 3.250%, 03/15/2026 (G)(I)	1,732	1,715

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Venator Finance Sarl (Venator Materials LLC), Final Order Term Loan
10.000%, 09/14/2023 (G)(I)	$166	$169
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.476%, LIBOR + 4.000%, 08/20/2025 (G)	1,496	1,405
Vida Capital, Inc., Initial Term Loan, 1st Lien
11.154%, 10/01/2026 (I)	3,567	2,639
WARGAM Term Loan, 1st Lien
14.437%, 06/30/2028 (I)	1,615	1,550
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.005%, LIBOR + 5.750%, 06/22/2026 (G)	513	509
Wellful Inc., Initial Term Loan, 1st Lien
11.467%, CME Term SOFR + 6.250%, 04/21/2027 (G)	1,860	1,509
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
8.903%, CME Term SOFR + 3.750%, 10/19/2027 (G)	433	429
Wilsonart LLC, Tranche E Term Loan, 1st Lien
8.710%, LIBOR + 3.500%, 12/31/2026 (G)	–	—
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
9.154%, 10/02/2028 (I)	3,235	2,627
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.217%, CME Term SOFR + 3.000%, 03/09/2027 (G)(I)	1,781	1,394

Total Loan Participations
(Cost $134,798) ($ Thousands)		123,311

ASSET-BACKED SECURITIES — 8.0%
Other Asset-Backed Securities — 8.0%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
5.743%, ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(B)(C)(G)(J)	587	18
Ares XXXIV CLO, Ser 2020-2A, Cl FR
13.860%, ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(B)(G)	1,446	1,202
B&M CLO, Ser 2014-1A, Cl E
11.010%, ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(B)(G)	269	43

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(B)(D)(G)	$4,490	$–
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(B)(D)(G)	3,390	1,069
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(B)(D)(G)	4,450	3,082
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(B)(D)(G)	5,857	2,987
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(D)(G)	4,663	1,588
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(D)	3,427	2,339
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(B)(D)(G)	2,128	1,149
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (B)(D)	4,839	3,012
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(D)(G)	2,531	299
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(K)	7	2,150
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(K)	2,293	796
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(K)	6,387	1
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (B)(D)	10,259	3,293
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(D)(G)	7,502	2,923
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(D)(G)	6,715	25
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)(D)	6,720	1,936
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(B)(D)(G)	7,631	3,358
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(D)(G)	3,809	1,579
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(B)(D)(G)	3,486	2,321
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(B)(D)(G)	2,261	1,800
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (B)(D)	5,130	3,575
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(D)(G)	2,725	681

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(D)(G)	$3,139	$785
Great Lakes CLO, Ser 2015-1A, Cl ER
12.152%, ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(B)(G)	3,253	2,976
Great Lakes CLO, Ser 2015-1A, Cl FR
14.792%, ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(B)(G)	1,198	1,014
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(D)(G)	4,519	1,893
Great Lakes CLO, Ser 2017-1A, Cl ER
12.760%, ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(B)(G)	3,321	3,073
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2033 (A)(B)(D)(G)	2,484	1,440
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(B)(D)(G)	651	454
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
12.332%, ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(B)(G)	1,559	1,376
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(B)(D)(G)	1,169	693
LCM CLO, Ser 31A
0.000%, 01/20/2032 (B)(D)	1,115	680
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(D)(G)	3,797	1,006
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
11.105%, ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(B)(G)	2,499	2,073
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(B)(D)(G)	3,640	1,165
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (B)(D)	1,924	1,330
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (B)(D)	3,294	1,848
Neuberger Berman Loan Advisers CLO XXXVIII
0.000%, 10/20/2032 (B)(D)	3,438	2,175
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(B)(D)(G)	1,095	679
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(B)(G)	14	9

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(D)(G)	$7,983	$2,528
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(D)(G)	1,655	579
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(B)(D)(G)	1,224	1,038
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (B)(D)	4,413	3,128
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(D)	6,388	19
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034 (A)(B)(D)(G)	1,999	1,167
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(D)(G)	9,085	5,518
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(B)(D)(G)	4,194	2,265
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(B)(D)(G)	2,978	1,404
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(B)(D)(G)	3,528	2,011
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (B)(D)	5,352	2,890
Venture CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(D)(G)	11,892	3,805
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(D)(G)	2,030	386
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(D)(G)	1,609	193
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(D)(G)	3,228	646
Voya CLO, Ser 2020-2
0.000%, 07/19/2034 (B)(D)	4,915	4,059
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (B)(D)	6,577	4,324

Total Asset-Backed Securities
(Cost $52,729) ($ Thousands)		101,855

	Shares
COMMON STOCK — 1.2%
21st Century Oncology Private Company *(B)	15,311	218
Aquity Holdings Inc *(B)	85,745	932
Arctic Canadian Diamond Company Ltd *(B)	1,054	422
AVAYA Inc. *(B)	127,790	1,597
Carestream Health Holdings Inc *(B)	69,956	1,249
CHC Group LLC *	399	—
Chesapeake Energy Corp	3,418	286
Chord Energy Corp	1,883	290
Clear Channel Outdoor Holdings Inc, Cl A *	178,567	245

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Copper Property Pass-Through Certificates *(B)	118,100	$1,246
EP Energy Corp *	15,235	99
Frontier Communications Parent Inc *	9,642	180
Guitar Center *(B)(E)	13,905	2,611
Gulfport Energy Corp *	4,462	469
Gymboree Holding Corp *(B)(E)	40,312	—
iHeartMedia Inc *	8,286	30
Intelsat Jackson Holdings *(B)	39,805	916
Lumileds Common Bright Bidco *(B)	5,198	2
Mallinckrodt PLC *	8,281	10
Medical Card Systems *(B)	284,758	126
Monitronics International Inc *(B)	211,006	84
MYT Holding LLC, Ser B *(B)	274,755	131
Neiman Marcus Group *(B)	6,554	1,147
Nine West FKA Premier Brands *(B)(E)	92,548	52
Parker Drilling Co *(B)(E)	79,089	890
Penney Borrower LLC *(B)	19,723	113
Quad/Graphics Inc *	54	—
SandRidge Energy Inc *	20	—
VICI Properties Inc, Cl A ‡	31,678	996
WeWork Inc, Cl A *	502,200	128
Windstream Services *	23,081	219

Total Common Stock
(Cost $18,358) ($ Thousands)		14,688

PREFERRED STOCK — 0.7%
Boardriders Inc., Ser A, 0.000% *(B)(D)(E)(H)	215,931	359
Claire's Stores, 0.000% *(B)(D)(E)(H)	861	1,026
Crestwood Equity Partners, 9.250% (H)	113,214	1,041
FHLMC, 0.000% *(D)(G)(H)	16,903	51
FNMA, 0.000% *(D)(G)(H)	24,650	74
Foresight, 0.000% *(B)(D)(H)	32,601	489
Guitar Center, 0.000% *(B)(D)(E)(H)	365	34
Gulfport Energy Corp cash/0% PIK, 10.000% (B)(H)	28	210
Ladenburg Thalmann Financial Services, 6.500% *	65,290	1,169
MPLX, 8.462% *(B)(H)	23,039	757
MYT Holding LLC, 10.000%	325,766	252
Qurate Retail, 8.000%	6,857	257
Syniverse, 0.000% *(B)(D)(H)	3,045,470	2,927

Total Preferred Stock
(Cost $8,337) ($ Thousands)		8,646

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS — 0.5%
Chesapeake Energy Corp (Escrow Security)
5.500%, 09/15/2026(C)	$100	$2
DISH Network
2.375%, 03/15/2024	1,364	1,209
3.375%, 08/15/2026	465	236
DraftKings Holdings
0.000%, 03/15/2028(K)	851	635
Liberty Interactive
4.000%, 11/15/2029	123	29
3.750%, 02/15/2030	2,630	625
North Sea Natural Resources
0.000%, (B)(D)(H)	570	570
Silver Airways LLC
15.000%, 12/31/2027(B)	2,655	2,655

Total Convertible Bonds
(Cost $7,394) ($ Thousands)		5,961

	Number of Warrants
WARRANTS — 0.0%
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(B)(E)	3,680	322
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(B)(E)	3,681	182
Intelsat Jackson Holdings
Strike Price *‡‡(B)	4	–
Neiman Marcus Group
Strike Price *‡‡(B)	3,938	89
Silver Airways LLC
Strike Price $– *‡‡(B)	1	–
Tacora
Strike Price $– *‡‡(B)	3,398,032	–
Windstream
Strike Price $– *‡‡(B)	104	1

Total Warrants
(Cost $329) ($ Thousands)		594

	Number of Rights
RIGHTS — 0.0%
Intelsat Jackson Holdings *‡‡(B)	8,336	–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.110% **†(L)	1,146	$1

Total Affiliated Partnership
(Cost $1) ($ Thousands)		1
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	34,551,767	34,552

Total Cash Equivalent
(Cost $34,552) ($ Thousands)		34,552

Total Investments in Securities — 99.8%
(Cost $1,375,354) ($ Thousands)		$1,266,419

Percentages are based on Net Assets of $1,268,351 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $853,016 ($ Thousands), representing 67.3% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is in default on interest payment.
(D)	No interest rate available.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of June 30, 2023 was $9,429 ($ Thousands) and represented 0.7% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(H)	Perpetual security with no stated maturity date.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(K)	Zero coupon security.
(L)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $1 ($ Thousands).

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

High Yield Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$—	$—	$—	$1	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,930	406,593	(387,971)	—	—	34,552	851	—
Totals	$15,931	$406,593	$(387,971)	$—	$—	$34,553	$851	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2023, is as follows:

Description	Number of Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Guitar Center	13,905	1/8/2021	$1,762	$2,611
Gymboree Holding Corp	40,312	10/2/2017	672	–
Nine West FKA Premier Brands	92,548	5/20/2019	1,967	52
Parker Drilling Co	79,089	3/26/2019	1,000	890
Corporate Obligations
Aventine (Escrow Security)	$2,750	4/21/2010	–	–
Northwest Acquisitions ULC	2,115	10/1/2019	1,493	–
Loan Participations
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien	383	9/4/2020	383	375
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien	1,639	9/4/2020	1,455	1,607
GatesAir, Term Loan	1,137	8/9/2022	1,107	1,137
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien	1,109	3/21/2019	1,068	834
Preferred Stock
Boardriders Inc.	215,931	9/4/2020	–	359
Claire's Stores	861	10/22/2018	976	1,026
Guitar Center	365	1/8/2021	34	34
Warrants
Guitar Center	3,680	1/8/2021	197	322
Guitar Center	3,681	1/8/2021	132	182
			$12,246	$9,429

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 50.7%
Consumer Discretionary — 4.1%
American Honda Finance
5.417%, 07/12/2023	$4,000	$3,993
Hyundai Capital America
5.356%, 07/18/2023	4,000	3,989
Mercedes-Benz Finance North America
5.160%, 07/05/2023	7,000	6,996
5.140%, 07/07/2023	4,000	3,996

		18,974

Consumer Staples — 0.9%
Keurig Dr Pepper
5.257%, 07/06/2023	4,000	3,997

Financials — 38.1%
Antalis
5.098%, 08/01/2023 (A)(B)	2,000	1,991
ANZ Bank New Zealand
5.314%, 11/09/2023	1,620	1,588
ASB Bank
5.278%, 08/18/2023	2,000	1,986
Australia & New Zealand Banking Group
5.544%, 11/08/2023	4,000	3,922
Autobahn Funding
5.153%, 07/17/2023	3,000	2,993
Bank of Montreal IL
5.200%, 08/07/2023	2,000	1,989
Bedford Row Funding
5.105%, 07/05/2023	7,000	6,995
Bennington Stark Capital
5.106%, 07/06/2023	10,000	9,991
BPCE
4.250%, 09/01/2023 (A)(B)	1,500	1,486
Brighthouse Financial Short Term Funding
5.150%, 09/21/2023 (A)(B)	2,500	2,468
Britannia Funding
5.220%, 07/18/2023	5,203	5,190
Cabot Trail Funding
5.357%, 08/24/2023	4,000	3,967
Caterpillar Financial Services
5.116%, 07/05/2023	10,000	9,993
CDP Financial
5.580%, 12/04/2023	4,000	3,904
5.555%, 05/29/2024	10,000	9,479
5.361%, 09/12/2023	4,400	4,352
Chariot Funding
5.495%, 09/05/2023	5,000	4,950
5.302%, 08/11/2023	5,000	4,969
5.300%, 08/04/2023	4,000	3,980
Charta
5.587%, 10/05/2023	5,000	4,926

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
5.566%, 10/04/2023	$3,000	$2,956
5.357%, 08/16/2023	6,000	5,959
Columbia Funding
5.044%, 08/02/2023 (A)(B)	2,440	2,428
Cooperatieve Rabobank UA
5.583%, 12/01/2023	2,000	1,953
Federation des Caisses Desjardins du Quebec
5.406%, 08/09/2023	5,000	4,971
5.213%, 07/13/2023	6,000	5,989
Fiserv
5.313%, 07/07/2023	4,000	3,996
Hitachi International Treasury
5.265%, 07/05/2023	4,000	3,997
INTNED
5.395%, 11/08/2007	1,500	1,470
Lime Funding
5.142%, 07/21/2023	3,000	2,991
Lloyds Bank
5.446%, 11/13/2023	3,000	2,936
Longship Funding
5.085%, 07/05/2023	5,000	4,996
5.085%, 07/06/2023	6,000	5,995
Macquarie Bank
5.327%, 11/06/2023 (A)(B)	730	716
5.188%, 10/23/2023 (A)(B)	3,000	2,947
Matchpoint Finance
5.310%, 08/03/2023	3,000	2,985
Mitsubishi HC Finance America
5.433%, 07/10/2023	4,200	4,194
National Securities Clearing
5.135%, 07/06/2023	8,816	8,808
Podium Funding Trust
5.433%, 11/06/2023	3,500	3,429
PSP Capital
4.027%, 08/17/2023 (A)(B)	1,500	1,490
Ridgefield Funding
5.016%, 08/02/2023 (A)(B)	3,000	2,986
Victory Receivables
5.501%, 09/14/2023	4,000	3,954
Westpac Banking
5.697%, 03/13/2024	2,500	2,400

		175,665

Government — 4.5%
NRW Bank
5.056%, 07/06/2023	5,000	4,996
Province of Quebec Canada
5.140%, 07/13/2023	8,000	7,985
5.129%, 07/25/2023	8,000	7,972

		20,953

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Health Care — 2.2%
UnitedHealth Group
5.085%, 07/05/2023	$10,000	$9,993

Industrials — 0.9%
Penske Truck Leasing
5.270%, 07/13/2023	4,000	3,992

Total Commercial Paper
(Cost $233,670) ($ Thousands)		233,574

CORPORATE OBLIGATIONS — 6.3%
Consumer Discretionary — 0.8%
Jets Stadium Development
5.670%, 04/01/2047 (A)(C)	3,900	3,900

Financials — 5.5%
Bank of America
5.300%, 09/15/2023	2,500	2,500
Bank of Nova Scotia
5.580%, U.S. SOFR + 0.490%, 01/26/2024 (C)	1,000	1,000
Concord Minutemen Capital
0.000%, 09/28/2023 (D)	3,500	3,500
Credit Agricole Corporate and Investment Bank
5.470%, U.S. SOFR + 0.380%, 11/17/2023 (C)	2,000	2,000
State Street Bank & Trust
5.590%, U.S. SOFR + 0.500%, 03/28/2024 (C)	2,000	2,000
Sumitomo Mitsui Trust Bank
5.410%, U.S. SOFR + 0.320%, 09/08/2023 (C)	2,000	2,000
5.400%, U.S. SOFR + 0.310%, 08/08/2023 (C)	3,300	3,301
5.400%, U.S. SOFR + 0.310%, 08/11/2023 (C)	4,000	4,000
Svenska Handelsbanken NY
5.640%, U.S. SOFR + 0.550%, 04/29/2024 (C)	2,000	2,000
Wells Fargo Bank
5.590%, U.S. SOFR + 0.500%, 01/22/2024 (C)	2,000	2,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westpac Banking
5.670%, U.S. SOFR + 0.580%, 05/17/2024 (C)	$1,000	$1,000

		25,302

Total Corporate Obligations
(Cost $29,200) ($ Thousands)		29,202

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Note
5.469%, US Treasury 3 Month Bill Money Market Yield + 0.169%, 04/30/2025 (C)	500	500
5.285%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 (C)	7,000	7,001

Total U.S. Treasury Obligations
(Cost $7,503) ($ Thousands)		7,501

MUNICIPAL BOND — 0.2%
California — 0.2%
Tender Option Bond Trust Receipts, Ser 2021-XMT0950, RB
4.100%, 11/01/2035 (A)(C)	750	750

Total Municipal Bond

(Cost $750) ($ Thousands)		750

CERTIFICATES OF DEPOSIT — 25.5%
Australia & New Zealand Banking Group
5.560%, 04/02/2024	1,000	1,000
Bank of America
5.750%, 01/09/2024	2,750	2,750
5.440%, 02/06/2024	1,839	1,839
5.250%, 01/31/2024	3,000	3,000
0.000%, 07/14/2023	6,000	6,000
Bank of Montreal IL
0.000%, 08/24/2023	2,000	2,000
Bank of Nova Scotia
5.820%, 06/13/2024	1,500	1,500
5.710%, 08/18/2023 (A)	1,500	1,501
5.550%, 11/06/2023 (A)	2,000	2,001
BNP Paribas NY
5.680%, 02/05/2024	1,200	1,201
5.250%, 01/31/2024	2,000	1,993
BNZ International Funding
5.466%, 10/27/2023 (A)	2,000	2,000

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
BPCE
5.420%, 10/31/2023	$5,000	$5,002
Canadian Imperial Bank of Commerce NY
5.930%, 06/28/2024	1,500	1,499
5.800%, 07/21/2023	1,000	1,000
5.800%, 06/07/2024	2,500	2,495
5.700%, 07/03/2023	2,000	2,000
5.600%, 12/01/2023	2,000	2,000
5.600%, 03/04/2024	1,500	1,500
5.400%, 11/09/2023	1,000	999
5.400%, 02/08/2024	2,000	1,994
Citibank
5.800%, 03/04/2024	2,000	2,000
5.670%, 09/21/2023	1,000	1,001
4.160%, 09/01/2023	1,250	1,250
Commonwealth Bank of Australia
5.650%, 07/13/2023 (A)	2,000	2,000
5.550%, 03/18/2024	2,500	2,500
5.400%, 02/16/2024 (A)	1,250	1,248
Concord Minutemen Capital
5.450%, 08/30/2023	2,000	2,000
Credit Agricole Corporate and Investment Bank
0.000%, 12/13/2023	1,000	1,000
Macquarie Bank
5.350%, 08/30/2023	3,000	3,001
Mitsubishi UFJ Trust and Banking
4.690%, 07/10/2023	5,000	5,000
Mizuho Bank
5.450%, 08/17/2023	3,000	3,001
5.450%, 08/18/2023	3,000	3,001
5.400%, 10/20/2023	3,500	3,500
Natixis NY
5.220%, 10/13/2023	1,500	1,500
Nordea Bank Abp
5.580%, 04/26/2024	1,175	1,175
5.030%, 08/17/2023	1,500	1,500
Ridgefield Funding
5.250%, 07/10/2023	6,000	6,000
Royal Bank of Canada
5.850%, 10/19/2023	1,000	1,002
5.650%, 05/23/2024	1,750	1,750
4.080%, 07/14/2023	1,200	1,199
Standard Chartered Bank NY
5.210%, 10/31/2023	2,000	1,998
Sumitomo Mitsui Trust Bank
5.540%, 09/21/2023	4,000	4,000
5.230%, 08/25/2023	2,000	2,000
5.210%, 09/08/2023	5,000	4,999
Svenska Handelsbanken NY
5.710%, 07/03/2023	2,000	1,999

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Swedbank NY
5.320%, 09/01/2023	$1,500	$1,500
Toronto-Dominion Bank
5.270%, 01/24/2024	2,000	1,993
4.120%, 08/28/2023	1,000	998
0.000%, 01/29/2024	3,000	3,001
Toyota Motor Credit
5.448%, 02/22/2024	910	910
UBS
0.000%, 08/02/2023	1,000	1,000
Westpac Banking
5.570%, 07/07/2023 (A)	2,000	2,000
5.570%, 04/19/2024	1,000	1,000
Total Certificates of Deposit
(Cost $117,322) ($ Thousands)		117,300

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	386,019	386

Total Cash Equivalent
(Cost $386) ($ Thousands)		386

	Face Amount (Thousands)
REPURCHASE AGREEMENTS — 15.8%
Bank of America Securities
5.060%, dated 6/30/2023, to be repurchased on 7/3/2023, repurchase price $47,019,818 (collateralized by a U.S. Treasury obligation, par value $48,341,900, 4.125%, 6/15/2026; with total market value $47,940,013) (E)	$47,000	47,000
Goldman Sachs & Co
5.060%, dated 6/30/2023, to be repurchased on 7/3/2023, repurchase price $20,008,433 (collateralized by various GNMA and U.S. Treasury obligations, ranging in par value $1,859,714 - $6,905,300, 0.000% - 6.500%, 3/21/2024 - 6/20/2053; with total market value $20,400,001) (E)	20,000	20,000

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (continued)
TD Securities
5.060%, dated 6/30/2023, to be repurchased on 7/3/2023, repurchase price $6.002,529 (collateralized by various FNMA obligations, ranging in par value $371,968 - $5,500,000, 2.500% - 7.500%, 12/1/2023 - 1/1/2053; with total market value $6,180,000) (E)	$6,000	$6,000

Total Repurchase Agreements
(Cost $73,000) ($ Thousands)		73,000

Total Investments in Securities — 100.2%
(Cost $461,831) ($ Thousands)		$461,713

Percentages are based on Net Assets of $460,688 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $31,912 ($ Thousands), representing 6.9% of the Net Assets of the Fund.

(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No interest rate available.
(E)	Tri-Party Repurchase Agreement.

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$—	$7,618,260	$(7,617,874)	$—	$—	$386	$3	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 94.4%
Alabama — 1.9%
Mobile, Industrial Development Board, RB
3.350%, 06/01/2034 (A)	$3,000	$3,000

Arizona — 1.0%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
4.100%, 09/01/2035 (A)(B)	1,500	1,500

Colorado — 2.9%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
3.970%, 11/01/2040 (A)	1,000	1,000
3.950%, 11/01/2028 (A)	3,500	3,500

		4,500

Connecticut — 3.7%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser F-3, RB
3.960%, 05/15/2040 (A)	3,000	3,000
Connecticut State, Ser C, GO
4.020%, 05/15/2034 (A)	2,870	2,870

		5,870

Delaware — 0.2%
University of Delaware, Ser C-REMK, RB
3.050%, 11/01/2037 (A)	300	300

District of Columbia — 0.4%
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
4.060%, 10/01/2053 (A)(B)(C)	670	670

Florida — 6.9%
Hillsborough County, Industrial Development Authority, Baycare Health Systems, RB
3.050%, 11/01/2038 (A)(B)	1,000	1,000
Lucie County, Florida Power & Light Project, RB
3.450%, 09/01/2028 (A)	7,050	7,050
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
4.000%, 04/01/2032 (A)(B)	2,895	2,895

		10,945

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 0.2%
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 03/01/2024	$290	$292

Illinois — 5.2%
Illinois State, Development Finance Authority, Glenwood School For Boys, RB
4.110%, 02/01/2033 (A)(B)	2,000	2,000
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
4.000%, 06/01/2029 (A)(B)	3,800	3,800
Illinois State, Finance Authority, Advocate Health Care Network, Sub-Ser C3A, RB
4.180%, 11/01/2038 (A)	2,400	2,400

		8,200

Indiana — 1.1%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
4.160%, 04/01/2030 (A)(C)	1,770	1,770

Iowa — 2.6%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
4.040%, 12/01/2041 (A)(B)(C)	2,000	2,000
Iowa State, Finance Authority, Mortgage-Backed Securities Program, RB, GNMA/FNMA/FHLMC
3.950%, 01/01/2047 (A)	500	500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
4.100%, 09/01/2036 (A)	1,600	1,600

		4,100

Louisiana — 1.0%
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
4.410%, 11/01/2040 (A)	1,500	1,500

Maryland — 0.7%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
4.020%, 02/01/2041 (A)	1,070	1,070

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 1.3%
Somerville, GO
5.000%, 05/30/2024	$2,000	$2,028

Michigan — 0.9%
Central Michigan University, Ser A, RB
3.950%, 10/01/2032 (A)(B)	1,400	1,400

Mississippi — 0.4%
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
3.200%, 12/01/2030 (A)	600	600

Missouri — 4.3%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
4.250%, 04/15/2034 (A)(B)	3,300	3,300
RBC Municipal Products Trust, Ser C-16, RB
4.060%, 09/01/2039 (A)(B)(C)	3,500	3,500

		6,800

New Jersey — 16.9%
Berlin, GO
4.500%, 09/26/2023	4,600	4,604
Cranford, GO
5.000%, 06/20/2024	3,760	3,799
Deptford, Ser A, GO
4.000%, 07/11/2023	3,000	3,000
Plainsboro, GO
4.500%, 07/26/2023	1,500	1,500
4.000%, 07/26/2023	3,000	3,000
River Vale, GO
4.000%, 07/14/2023	1,900	1,900
South Amboy, GO
5.000%, 06/28/2024	4,361	4,405
Voorhees, Ser A, GO
4.000%, 09/27/2023	4,572	4,572

		26,780

New York — 10.6%
Mount Pleasant, Central School District, GO
5.000%, 06/28/2024	3,050	3,084
New York City, Ser A-3, GO
3.000%, 09/01/2049 (A)	2,100	2,100
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
3.350%, 02/01/2044 (A)	2,000	2,000
New York State, Dormitory Authority, BDS Rockefeller University, RB
3.950%, 07/01/2032 (A)	4,900	4,900

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Housing Finance Agency, Ser A, RB
4.120%, 11/01/2050 (A)(B)	$2,500	$2,500
Tender Option Bond Trust Receipts, Ser 2023-XF1450, RB
4.040%, 03/15/2054 (A)(C)	2,200	2,200

		16,784

North Carolina — 1.1%
Charlotte, Governmental Facilities Project, RB
3.960%, 06/01/2033 (A)	1,760	1,760

Ohio — 2.6%
Miami County, GO
3.250%, 07/27/2023	1,950	1,948
Ohio State University, RB
4.000%, 06/01/2043 (A)	2,200	2,200

		4,148

Oregon — 1.8%
Oregon State, Facilities Authority, Ser B, RB
3.050%, 08/01/2034 (A)(B)	2,800	2,800

Pennsylvania — 2.9%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
4.100%, 11/15/2029 (A)	175	175
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
5.050%, 12/01/2037 (A)(B)	3,300	3,300
Pennsylvania State, Turnpike Commission, RB
3.950%, 12/01/2038 (A)(B)	1,100	1,100

		4,575

South Carolina — 5.0%
South Carolina State, Jobs-Economic Development Authority, RB, FHLB
4.030%, 03/01/2063 (A)(B)	3,000	3,000
South Carolina State, Public Service Authority, Ser A, RB
4.170%, 01/01/2036 (A)(B)	4,400	4,400
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
4.130%, 12/01/2055 (A)(C)	500	500

		7,900

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Dakota — 2.7%
South Dakota State, Housing Development Authority, RB
4.180%, 11/01/2046 (A)	$1,400	$1,400
South Dakota State, Housing Development Authority, Ser A, RB
4.180%, 11/01/2062 (A)	2,885	2,885

		4,285

Tennessee — 0.4%
Clarksville, Public Building Authority, Pooled Financing, RB
4.040%, 06/01/2029 (A)(B)	600	600

Texas — 9.0%
Pasadena, Independent School District, Ser B, GO, AGM
4.000%, 02/01/2035 (A)	1,300	1,300
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
4.020%, 03/01/2039 (A)	5,300	5,300
Tarrant County, Cultural Education Facilities Finance, Christus Health, RB
4.000%, 07/01/2047 (A)(B)	1,525	1,525
Texas State, Veterans Bonds, GO
4.100%, 12/01/2046 (A)	1,900	1,900
Texas State, Veterans Bonds, Ser B, GO
4.000%, 12/01/2042 (A)	2,250	2,250
Texas State, Veterans Bonds, Ser B-REMK, GO
4.000%, 12/01/2043 (A)	2,000	2,000

		14,275

Utah — 1.1%
Utah State, Water Finance Agency, Ser B-2-REMK, RB
4.000%, 10/01/2035 (A)	1,705	1,705

Virginia — 1.2%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
4.000%, 05/15/2042 (A)	1,945	1,945

Washington — 1.0%
Washington State, Housing Finance Commission, Ser VR, RB
3.950%, 12/01/2046 (A)	1,585	1,585

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Virginia — 0.7%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
3.950%, 06/01/2034 (A)(B)	$1,080	$1,080

Wisconsin — 2.7%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.950%, 03/01/2041 (A)	2,320	2,320
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
4.000%, 05/01/2046 (A)	2,000	2,000

		4,320

Total Municipal Bonds
(Cost $149,121) ($ Thousands)		149,087

TAX-EXEMPT COMMERCIAL PAPER — 5.1%
King County
3.700%, 07/19/2023	3,000	3,000
University of Minnesota
3.170%, 07/20/2023	5,000	4,999

Total Tax-Exempt Commercial Paper
(Cost $8,000) ($ Thousands)		7,999

Total Investments in Securities — 99.5%
(Cost $157,121) ($ Thousands)		$157,086

Percentages are based on Net Assets of $157,827 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $10,640 ($ Thousands), representing 6.7% of the Net Assets of the Fund.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.7%
U.S. Treasury Inflation Protected Securities
3.625%, 04/15/2028	$5,261	$5,646
2.375%, 01/15/2025	8,496	8,407
2.375%, 01/15/2027	5,264	5,290
2.000%, 01/15/2026	5,446	5,373
1.750%, 01/15/2028	5,151	5,090
1.625%, 10/15/2027	13,497	13,298
1.250%, 04/15/2028	7,071	6,841
0.625%, 01/15/2026	11,540	11,003
0.500%, 01/15/2028	12,286	11,491
0.375%, 07/15/2025	13,728	13,136
0.375%, 01/15/2027	10,702	10,041
0.375%, 07/15/2027	11,964	11,214
0.250%, 01/15/2025	12,510	11,992
0.125%, 07/15/2024	13,691	13,280
0.125%, 10/15/2024	12,200	11,767
0.125%, 04/15/2025	9,972	9,486
0.125%, 10/15/2025	12,157	11,525
0.125%, 04/15/2026	9,363	8,779
0.125%, 07/15/2026	11,500	10,802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 10/15/2026	$13,000	$12,152
0.125%, 04/15/2027	13,282	12,293

Total U.S. Treasury Obligations
(Cost $223,560) ($ Thousands)		208,906

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	220,729	221

Total Cash Equivalent
(Cost $221) ($ Thousands)		221

Total Investments in Securities — 99.8%
(Cost $223,781) ($ Thousands)		$209,127

Percentages are based on Net Assets of $209,555 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,251	$61,213	$(62,243)	$—	$—	$221	$21	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 79.8%

Communication Services — 6.7%
Activision Blizzard Inc	10,897	$919
Alphabet Inc, Cl A *	91,496	10,952
Alphabet Inc, Cl C *	78,611	9,510
AT&T Inc	109,354	1,744
Charter Communications Inc, Cl A *	1,643	604
Comcast Corp, Cl A	64,554	2,682
Electronic Arts Inc	4,025	522
Fox Corp, Cl A	4,871	166
Fox Corp, Cl B	2,366	75
Interpublic Group of Cos Inc/The	5,927	229
Live Nation Entertainment Inc *	2,307	210
Match Group Inc *	4,206	176
Meta Platforms Inc, Cl A *	34,225	9,822
Netflix Inc *	6,809	2,999
News Corp, Cl A	5,662	110
News Corp, Cl B	2,017	40
Omnicom Group Inc	3,043	289
Paramount Global, Cl B	8,271	132
Take-Two Interactive Software Inc, Cl A *	2,421	356
T-Mobile US Inc *	9,071	1,260
Verizon Communications Inc	64,486	2,398
Walt Disney Co/The *	28,066	2,506
Warner Bros Discovery Inc *	34,364	431

		48,132
Consumer Discretionary — 8.6%
Advance Auto Parts Inc	851	60
Amazon.com Inc, Cl A *	137,370	17,908
Aptiv PLC *	4,172	426
AutoZone Inc *	309	770
Bath & Body Works Inc	3,429	129
Best Buy Co Inc	3,030	248
Booking Holdings Inc *	535	1,445
BorgWarner Inc	3,837	188
Caesars Entertainment Inc *	3,254	166
CarMax Inc *	2,545	213
Carnival Corp *	15,226	287
Chipotle Mexican Grill Inc, Cl A *	450	963
Darden Restaurants Inc	1,842	308
Domino's Pizza Inc	584	197
DR Horton Inc	4,847	590
eBay Inc	8,318	372
Etsy Inc *	1,991	168
Expedia Group Inc *	2,212	242
Ford Motor Co	60,008	908
Garmin Ltd	2,300	240
General Motors Co	21,362	824
Genuine Parts Co	2,225	376
Hasbro Inc	1,909	124
Hilton Worldwide Holdings Inc	4,086	595
Home Depot Inc/The	15,649	4,861

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Las Vegas Sands Corp *	5,119	$297
Lennar Corp, Cl A	3,890	487
LKQ Corp	3,816	222
Lowe's Cos Inc	9,283	2,095
Marriott International Inc/MD, Cl A	4,173	767
McDonald's Corp	11,237	3,353
MGM Resorts International	4,742	208
Mohawk Industries Inc *	920	95
Newell Brands Inc, Cl B	5,454	47
NIKE Inc, Cl B	19,084	2,106
Norwegian Cruise Line Holdings Ltd *	6,214	135
NVR Inc *	49	311
O'Reilly Automotive Inc *	918	877
Pool Corp	616	231
PulteGroup Inc	3,473	270
Ralph Lauren Corp, Cl A	628	77
Ross Stores Inc	5,326	597
Royal Caribbean Cruises Ltd *	3,466	360
Starbucks Corp	17,626	1,746
Tapestry Inc	3,553	152
Tesla Inc *	41,315	10,815
TJX Cos Inc/The	17,710	1,502
Tractor Supply Co	1,674	370
Ulta Beauty Inc *	823	387
VF Corp	4,919	94
Whirlpool Corp	769	114
Wynn Resorts Ltd	1,545	163
Yum! Brands Inc	4,360	604

		61,090
Consumer Staples — 5.3%
Altria Group Inc	27,416	1,242
Archer-Daniels-Midland Co	8,521	644
Brown-Forman Corp, Cl B	2,960	198
Bunge Ltd	2,300	217
Campbell Soup Co	3,234	148
Church & Dwight Co Inc	3,685	369
Clorox Co/The	1,935	308
Coca-Cola Co/The	59,804	3,601
Colgate-Palmolive Co	12,821	988
Conagra Brands Inc	7,263	245
Constellation Brands Inc, Cl A	2,528	622
Costco Wholesale Corp	6,777	3,649
Dollar General Corp	3,471	589
Dollar Tree Inc *	3,196	459
Estee Lauder Cos Inc/The, Cl A	3,570	701
General Mills Inc	9,040	693
Hershey Co/The	2,276	568
Hormel Foods Corp	4,423	178
J M Smucker Co/The	1,630	241
Kellogg Co	3,919	264
Keurig Dr Pepper Inc	13,092	409
Kimberly-Clark Corp	5,179	715

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kraft Heinz Co/The	12,243	$435
Kroger Co/The	10,088	474
Lamb Weston Holdings Inc	2,201	253
McCormick & Co Inc/MD	3,780	330
Molson Coors Beverage Co, Cl B	2,895	191
Mondelez International Inc, Cl A	20,948	1,528
Monster Beverage Corp *	11,844	680
PepsiCo Inc	21,158	3,919
Philip Morris International Inc	23,758	2,319
Procter & Gamble Co/The	36,202	5,493
Sysco Corp, Cl A	7,911	587
Target Corp, Cl A	7,026	927
Tyson Foods Inc, Cl A	4,375	223
Walgreens Boots Alliance Inc	10,924	311
Walmart Inc	21,499	3,379

		38,097
Energy — 3.3%
APA Corp	4,952	169
Baker Hughes Co, Cl A	15,468	489
Chevron Corp	26,774	4,213
ConocoPhillips	18,749	1,942
Coterra Energy Inc	12,041	305
Devon Energy Corp	10,195	493
Diamondback Energy Inc, Cl A	2,823	371
EOG Resources Inc	8,999	1,030
EQT Corp	5,600	230
Exxon Mobil Corp	62,226	6,674
Halliburton Co	14,078	464
Hess Corp	4,296	584
Kinder Morgan Inc	30,798	530
Marathon Oil Corp	9,659	222
Marathon Petroleum Corp	6,937	809
Occidental Petroleum Corp	11,315	665
ONEOK Inc	6,906	426
Phillips 66	7,085	676
Pioneer Natural Resources Co	3,668	760
Schlumberger NV, Cl A	21,778	1,070
Targa Resources Corp	3,400	259
Valero Energy Corp	5,974	701
Williams Cos Inc/The	18,929	618

		23,700
Financials — 10.0%
Aflac Inc	8,571	598
Allstate Corp/The	4,090	446
American Express Co	9,097	1,585
American International Group Inc	11,569	666
Ameriprise Financial Inc	1,623	539
Aon PLC, Cl A	3,176	1,096
Arch Capital Group Ltd *	5,725	429
Arthur J Gallagher & Co	3,219	707
Assurant Inc	743	93

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of America Corp	107,200	$3,076
Bank of New York Mellon Corp/The	11,413	508
Berkshire Hathaway Inc, Cl B *	27,480	9,371
BlackRock Inc	2,261	1,563
Brown & Brown Inc	3,539	244
Capital One Financial Corp	5,898	645
Cboe Global Markets Inc	1,627	225
Charles Schwab Corp/The	23,416	1,327
Chubb Ltd	6,393	1,231
Cincinnati Financial Corp	2,503	244
Citigroup Inc	29,720	1,368
Citizens Financial Group Inc	7,508	196
CME Group Inc, Cl A	5,572	1,032
Comerica Inc	1,983	84
Discover Financial Services	4,108	480
Everest Re Group Ltd	673	230
Eversource Energy	5,401	383
FactSet Research Systems Inc	574	230
Fidelity National Information Services Inc, Cl B	9,235	505
Fifth Third Bancorp	10,419	273
Fiserv Inc, Cl A *	9,777	1,233
FleetCor Technologies Inc *	1,144	287
Franklin Resources Inc	4,243	113
Global Payments Inc	4,059	400
Globe Life Inc	1,400	153
Goldman Sachs Group Inc/The	5,155	1,663
Hartford Financial Services Group Inc/The	4,799	346
Huntington Bancshares Inc/OH	21,962	237
Intercontinental Exchange Inc	8,608	973
Invesco Ltd	6,878	116
Jack Henry & Associates Inc	1,150	192
JPMorgan Chase & Co	45,098	6,559
KeyCorp	14,812	137
Lincoln National Corp	2,295	59
Loews Corp	3,155	187
M&T Bank Corp	2,576	319
MarketAxess Holdings Inc	553	145
Marsh & McLennan Cos Inc	7,615	1,432
Mastercard Inc, Cl A	12,970	5,101
MetLife Inc	10,311	583
Moody's Corp	2,462	856
Morgan Stanley	20,028	1,710
MSCI Inc, Cl A	1,199	563
Nasdaq Inc, Cl A	5,191	259
Northern Trust Corp	3,322	246
PayPal Holdings Inc *	17,359	1,158
PNC Financial Services Group Inc/The	6,181	778
Principal Financial Group Inc, Cl A	3,467	263
Progressive Corp/The	8,968	1,187
Prudential Financial Inc	5,660	499
Raymond James Financial Inc	2,993	311

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regions Financial Corp	14,934	$266
S&P Global Inc	5,061	2,029
Synchrony Financial	6,644	225
T Rowe Price Group Inc	3,389	380
Travelers Cos Inc/The	3,604	626
Truist Financial Corp	20,648	627
US Bancorp	21,370	706
Visa Inc, Cl A	24,918	5,918
W R Berkley Corp	3,057	182
Wells Fargo & Co	58,511	2,497
Willis Towers Watson PLC	1,638	386
Zions Bancorp NA	2,233	60

		71,341
Health Care — 10.7%
Abbott Laboratories	26,753	2,917
AbbVie Inc	27,192	3,664
Agilent Technologies Inc	4,609	554
Align Technology Inc *	1,098	388
AmerisourceBergen Corp, Cl A	2,499	481
Amgen Inc, Cl A	8,154	1,810
Baxter International Inc	7,749	353
Becton Dickinson & Co	4,358	1,151
Biogen Inc *	2,236	637
Bio-Rad Laboratories Inc, Cl A *	333	126
Bio-Techne Corp	2,392	195
Boston Scientific Corp *	21,984	1,189
Bristol-Myers Squibb Co	32,610	2,085
Cardinal Health Inc	4,023	380
Catalent Inc *	2,977	129
Centene Corp *	8,582	579
Charles River Laboratories International Inc *	765	161
Cigna Group/The	4,604	1,292
Cooper Cos Inc/The, Cl A	766	294
CVS Health Corp	19,647	1,358
Danaher Corp, Cl A	10,062	2,415
DaVita Inc *	915	92
DENTSPLY SIRONA Inc	3,221	129
Dexcom Inc *	5,966	767
Edwards Lifesciences Corp, Cl A *	9,451	892
Elevance Health Inc	3,616	1,607
Eli Lilly & Co	12,074	5,662
GE HealthCare Technologies Inc	5,543	450
Gilead Sciences Inc	19,155	1,476
HCA Healthcare Inc	3,253	987
Henry Schein Inc *	2,049	166
Hologic Inc *	3,729	302
Humana Inc	1,965	879
IDEXX Laboratories Inc *	1,243	624
Illumina Inc *	2,437	457
Incyte Corp *	2,871	179
Insulet Corp *	1,100	317

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intuitive Surgical Inc *	5,382	$1,840
IQVIA Holdings Inc *	2,815	633
Johnson & Johnson	40,152	6,646
Laboratory Corp of America Holdings	1,353	327
McKesson Corp	2,108	901
Medtronic PLC	20,387	1,796
Merck & Co Inc	38,911	4,490
Mettler-Toledo International Inc *	360	472
Moderna Inc *	5,081	617
Molina Healthcare Inc *	860	259
Organon & Co	3,792	79
Pfizer Inc	86,222	3,163
Quest Diagnostics Inc	1,696	238
Regeneron Pharmaceuticals Inc *	1,651	1,186
ResMed Inc	2,264	495
Revvity Inc	1,883	224
STERIS PLC	1,574	354
Stryker Corp	5,212	1,590
Teleflex Inc	700	169
Thermo Fisher Scientific Inc	5,949	3,104
UnitedHealth Group Inc	14,387	6,915
Universal Health Services Inc, Cl B	992	156
Vertex Pharmaceuticals Inc *	3,895	1,371
Viatris Inc, Cl W	19,783	197
Waters Corp *	946	252
West Pharmaceutical Services Inc	1,179	451
Zimmer Biomet Holdings Inc	3,273	477
Zoetis Inc, Cl A	7,117	1,226

		76,772
Industrials — 6.8%
3M Co	8,417	842
A O Smith Corp	1,910	139
Alaska Air Group Inc *	1,914	102
Allegion plc	1,433	172
American Airlines Group Inc *	9,781	176
AMETEK Inc	3,510	568
Automatic Data Processing Inc	6,392	1,405
Axon Enterprise Inc *	1,000	195
Boeing Co/The *	8,587	1,813
Broadridge Financial Solutions Inc	1,834	304
Carrier Global Corp	12,942	643
Caterpillar Inc, Cl A	7,938	1,953
Ceridian HCM Holding Inc *	2,306	154
CH Robinson Worldwide Inc	1,798	170
Cintas Corp	1,298	645
Copart Inc *	6,605	602
CSX Corp	32,214	1,099
Cummins Inc	2,180	534
Deere & Co	4,102	1,662
Delta Air Lines Inc, Cl A	9,787	465
Dover Corp	2,141	316
Eaton Corp PLC	6,092	1,225

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emerson Electric Co	8,720	$788
Equifax Inc	1,865	439
Expeditors International of Washington Inc	2,392	290
Fastenal Co, Cl A	8,831	521
FedEx Corp	3,595	891
Fortive Corp	5,370	402
Generac Holdings Inc *	983	147
General Dynamics Corp	3,464	745
General Electric Co	16,682	1,833
Honeywell International Inc	10,232	2,123
Howmet Aerospace Inc	5,632	279
Huntington Ingalls Industries Inc, Cl A	573	130
IDEX Corp	1,148	247
Illinois Tool Works Inc	4,263	1,066
Ingersoll Rand Inc	6,179	404
Jacobs Solutions Inc	2,032	242
JB Hunt Transport Services Inc	1,287	233
Johnson Controls International PLC	10,685	728
L3Harris Technologies Inc	2,887	565
Leidos Holdings Inc	2,204	195
Lockheed Martin Corp	3,523	1,622
Masco Corp	3,459	199
Nordson Corp	863	214
Norfolk Southern Corp	3,471	787
Northrop Grumman Corp	2,161	985
Old Dominion Freight Line Inc, Cl A	1,363	504
Otis Worldwide Corp	6,435	573
PACCAR Inc	8,150	682
Parker-Hannifin Corp, Cl A	1,986	775
Paychex Inc	4,991	558
Paycom Software Inc	687	221
Pentair PLC	2,664	172
Quanta Services Inc	2,183	429
Raytheon Technologies Corp	22,531	2,207
Republic Services Inc	3,198	490
Robert Half International Inc	1,584	119
Rockwell Automation Inc	1,755	578
Rollins Inc	3,520	151
Snap-on Inc	818	236
Southwest Airlines Co, Cl A	9,027	327
Stanley Black & Decker Inc	2,399	225
Textron Inc	3,186	216
Trane Technologies PLC	3,537	677
TransDigm Group Inc	837	748
Union Pacific Corp	9,385	1,920
United Airlines Holdings Inc *	4,978	273
United Parcel Service Inc, Cl B	11,176	2,003
United Rentals Inc	1,018	453
Verisk Analytics Inc, Cl A	2,415	546
Waste Management Inc	5,687	986
Westinghouse Air Brake Technologies Corp	2,762	303
WW Grainger Inc	725	572

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem Inc/NY	3,666	$413

		48,616
Information Technology — 22.4%
Accenture PLC, Cl A	9,653	2,979
Adobe Inc *	7,038	3,442
Advanced Micro Devices Inc *	24,758	2,820
Akamai Technologies Inc *	2,363	212
Amphenol Corp, Cl A	9,275	788
Analog Devices Inc	7,820	1,523
ANSYS Inc *	1,340	443
Apple Inc	227,559	44,140
Applied Materials Inc	12,892	1,863
Arista Networks Inc *	3,800	616
Autodesk Inc, Cl A *	3,310	677
Broadcom Inc	6,461	5,605
Cadence Design Systems Inc *	4,164	977
CDW Corp/DE	2,078	381
Cisco Systems Inc	63,080	3,264
Cognizant Technology Solutions Corp, Cl A	7,907	516
Corning Inc, Cl B	11,634	408
DXC Technology Co *	3,309	88
Enphase Energy Inc *	2,088	350
EPAM Systems Inc *	918	206
F5 Inc, Cl A *	849	124
Fair Isaac Corp *	400	324
First Solar Inc *	1,500	285
Fortinet Inc *	10,100	763
Gartner Inc *	1,171	410
Gen Digital Inc	8,609	160
Hewlett Packard Enterprise Co	19,524	328
HP Inc	13,421	412
Intel Corp	63,462	2,122
International Business Machines Corp	13,828	1,850
Intuit Inc	4,322	1,980
Juniper Networks Inc	4,954	155
Keysight Technologies Inc *	2,787	467
KLA Corp	2,110	1,023
Lam Research Corp	2,027	1,303
Microchip Technology Inc	8,539	765
Micron Technology Inc	16,744	1,057
Microsoft Corp	114,406	38,960
Monolithic Power Systems Inc	670	362
Motorola Solutions Inc	2,514	737
NetApp Inc	3,276	250
NVIDIA Corp	38,018	16,082
ON Semiconductor Corp *	6,699	634
Oracle Corp, Cl B	23,617	2,813
Palo Alto Networks Inc *	4,700	1,201
PTC Inc *	1,628	232
Qorvo Inc *	1,631	166
QUALCOMM Inc	17,103	2,036
Roper Technologies Inc	1,623	780

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Salesforce Inc *	15,028	$3,175
Seagate Technology Holdings PLC	2,905	180
ServiceNow Inc *	3,107	1,746
Skyworks Solutions Inc	2,446	271
SolarEdge Technologies Inc *	864	232
Synopsys Inc *	2,291	998
Teledyne Technologies Inc *	690	284
Teradyne Inc	2,388	266
Texas Instruments Inc	13,904	2,503
Trimble Inc *	3,728	197
Tyler Technologies Inc *	609	254
VeriSign Inc *	1,412	319
Western Digital Corp *	4,824	183
Zebra Technologies Corp, Cl A *	777	230

		159,917
Materials — 2.0%
Air Products and Chemicals Inc	3,419	1,024
Albemarle Corp	1,790	399
Amcor PLC	22,572	225
Avery Dennison Corp	1,219	209
Ball Corp	4,790	279
Celanese Corp, Cl A	1,626	188
CF Industries Holdings Inc	2,936	204
Corteva Inc	11,104	636
Dow Inc	11,017	587
DuPont de Nemours Inc	7,145	510
Eastman Chemical Co	1,810	152
Ecolab Inc	3,810	711
FMC Corp	1,862	194
Freeport-McMoRan Inc, Cl B	21,912	877
International Flavors & Fragrances Inc	3,882	309
International Paper Co	5,808	185
Linde PLC	7,520	2,866
LyondellBasell Industries NV, Cl A	3,875	356
Martin Marietta Materials Inc, Cl A	992	458
Mosaic Co/The	5,156	180
Newmont Corp	12,355	527
Nucor Corp	3,962	650
Packaging Corp of America	1,435	190
PPG Industries Inc	3,589	532
Sealed Air Corp	2,157	86
Sherwin-Williams Co/The, Cl A	3,641	967
Steel Dynamics Inc	2,551	278
Vulcan Materials Co	2,031	458
Westrock Co	3,812	111

		14,348
Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	2,395	272
American Tower Corp, Cl A ‡	7,127	1,382
AvalonBay Communities Inc ‡	2,145	406
Boston Properties Inc ‡	2,111	121

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Camden Property Trust ‡	1,700	$185
CBRE Group Inc, Cl A *	4,883	394
CoStar Group Inc *	6,259	557
Crown Castle Inc ‡	6,663	759
Digital Realty Trust Inc, Cl A ‡	4,441	506
Equinix Inc ‡	1,411	1,106
Equity Residential ‡	5,309	350
Essex Property Trust Inc ‡	1,015	238
Extra Space Storage Inc ‡	2,041	304
Federal Realty Investment Trust ‡	1,052	102
Healthpeak Properties Inc ‡	8,361	168
Host Hotels & Resorts Inc ‡	10,923	184
Invitation Homes Inc ‡	8,900	306
Iron Mountain Inc ‡	4,478	254
Kimco Realty Corp ‡	9,474	187
Mid-America Apartment Communities Inc ‡	1,839	279
Prologis Inc ‡	14,137	1,734
Public Storage ‡	2,469	721
Realty Income Corp ‡	9,774	584
Regency Centers Corp ‡	2,294	142
SBA Communications Corp, Cl A ‡	1,681	390
Simon Property Group Inc ‡	5,102	589
UDR Inc ‡	4,695	202
Ventas Inc ‡	6,137	290
VICI Properties Inc, Cl A ‡	15,656	492
Welltower Inc ‡	7,341	594
Weyerhaeuser Co ‡	11,205	375

		14,173
Utilities — 2.0%
AES Corp/The	10,155	210
Alliant Energy Corp	3,829	201
Ameren Corp	3,929	321
American Electric Power Co Inc	7,848	661
American Water Works Co Inc	3,023	432
Atmos Energy Corp	2,207	257
CenterPoint Energy Inc	9,682	282
CMS Energy Corp	4,487	264
Consolidated Edison Inc	5,528	500
Constellation Energy Corp	5,060	463
Dominion Energy Inc	12,748	660
DTE Energy Co	2,995	329
Duke Energy Corp	11,785	1,058
Edison International	5,827	405
Entergy Corp	3,147	306
Evergy Inc	3,443	201
Exelon Corp	15,509	632
FirstEnergy Corp	8,273	322
NextEra Energy Inc	30,521	2,265
NiSource Inc	6,644	182
NRG Energy Inc	3,496	131
PG&E Corp *	24,727	427
Pinnacle West Capital Corp	1,817	148

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PPL Corp	11,344	$300
Public Service Enterprise Group Inc	7,640	478
Sempra Energy	4,811	700
Southern Co/The	16,685	1,172
WEC Energy Group Inc	4,879	430
Xcel Energy Inc	8,559	532

		14,269
Total Common Stock
(Cost $251,718) ($ Thousands)		570,455

FOREIGN COMMON STOCK — 0.2%

China — 0.1%
NXP Semiconductors NV	4,015	822

Switzerland — 0.1%
TE Connectivity Ltd	4,861	681

Total Foreign Common Stock
(Cost $1,108) ($ Thousands)		1,503

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	8,115,197	$8,115

Total Cash Equivalent
(Cost $8,115) ($ Thousands)		8,115

PURCHASED OPTIONS — 0.2%
Total Purchased Options
(Cost $2,108) ($ Thousands)		1,008

Total Investments in Securities — 81.3%
(Cost $263,049) ($ Thousands)		$581,081

WRITTEN OPTION — (0.1)%
Total Written Option
(Premiums Received $432) ($ Thousands)		$(323)

A list of the open exchange traded options contracts held by the Fund at June 30, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
S&P 500 Index	16,243	$66,595	$4,100.00	12/16/2023	$985
USD PUT / JPY CALL	69,000,000	8,625,000	125.00	8/19/2023	23

		$8,691,595			$1,008

WRITTEN OPTION — 0.0%
Put Options
S&P 500 Index	(16,243)	$(56,849)	3,500.00	12/16/2023	$(323)

Total Written Option		$(56,849)			$(323)

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI^	305	Sep-2023	$66,365	$68,446	$2,081
			$66,365	$68,446	$2,081

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Dynamic Asset Allocation Fund (Concluded)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2023 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.659%^	U.S. CPI	Annually	2/27/2033	USD	103,200	$293	$–	$293
FIXED 0.280960%	FLOATING MUTKCALM	Annually	05/15/2026	JPY	102,200,000	(130)	–	(130)
0.29283%	TONAR	Annually	05/15/2026	JPY	81,000,000	(170)	–	(170)
						$(7)	$–	$(7)

A list of open OTC swap agreements held by the Fund at June 30, 2023 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	BCOMTR	^	3 MONTH TREASURY BILL RATE + 7.5 BPS	INDEX RETURN	Quarterly	08/21/2023	USD	34,000	$(1,212)	$–	$(1,212)
Goldman Sachs	BCOMTR	^	3 MONTH TREASURY BILL RATE + 7.5 BPS	INDEX RETURN	Annually	09/08/2023	USD	49,000	246	–	246
									$(966)	$–	$(966)

Percentages are based on Net Assets of $715,115 ($ Thousands).
^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of June 30, 2023.
*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$6,875	$59,759	$(58,519)	$—	$—	$8,115	$200	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 21.6%
Communication Services — 1.5%
Altice France
5.500%, 10/15/2029 (A)	$310	$222
Altice France Holding
10.500%, 05/15/2027 (A)	95	58
Audacy Capital
6.750%, 03/31/2029 (A)	335	8
6.500%, 05/01/2027 (A)	220	3
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	605	397
CCO Holdings
7.375%, 03/01/2031 (A)	239	233
6.375%, 09/01/2029 (A)	200	188
5.375%, 06/01/2029 (A)	75	68
4.250%, 02/01/2031 (A)	125	101
4.250%, 01/15/2034 (A)	65	49
Charter Communications Operating
3.950%, 06/30/2062	155	95
3.700%, 04/01/2051	120	76
DISH DBS
7.750%, 07/01/2026	435	267
7.375%, 07/01/2028	185	99
5.750%, 12/01/2028 (A)	320	238
5.250%, 12/01/2026 (A)	25	20
5.125%, 06/01/2029	145	67
Gray Escrow II
5.375%, 11/15/2031 (A)	440	292
Gray Television
7.000%, 05/15/2027 (A)	25	21
4.750%, 10/15/2030 (A)	10	7
Kenbourne Invest
6.875%, 11/26/2024 (A)	30	26
Level 3 Financing
10.500%, 05/15/2030 (A)	151	153
4.250%, 07/01/2028 (A)	150	97
3.875%, 11/15/2029 (A)	140	111
3.625%, 01/15/2029 (A)	105	63
Lumen Technologies
4.000%, 02/15/2027 (A)	280	209
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	425	291
Stagwell Global
5.625%, 08/15/2029 (A)	325	278
T-Mobile USA
3.500%, 04/15/2031	210	185
Urban One
7.375%, 02/01/2028 (A)	844	735
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	230	186
VTR Comunicaciones
5.125%, 01/15/2028 (A)	215	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Windstream Escrow
7.750%, 08/15/2028 (A)	$695	$577

		5,532

Consumer Discretionary — 5.1%
1011778 BC ULC
4.375%, 01/15/2028 (A)	260	240
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	304	309
Academy
6.000%, 11/15/2027 (A)	251	241
Allwyn Entertainment Financing UK
7.875%, 04/30/2029 (A)	261	264
Altice Financing
5.750%, 08/15/2029 (A)	225	174
American Greetings
8.750%, 04/15/2025 (A)	129	125
Aramark Services
6.375%, 05/01/2025 (A)	781	780
Bath & Body Works
7.600%, 07/15/2037	5	5
6.750%, 07/01/2036	175	157
6.625%, 10/01/2030 (A)	60	58
Bloomin' Brands
5.125%, 04/15/2029 (A)	220	197
Brinker International
8.250%, 07/15/2030 (A)	286	282
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	20	16
4.875%, 02/15/2030 (A)	135	106
Caesars Entertainment
6.250%, 07/01/2025 (A)	2,323	2,312
Caesars Resort Collection
5.750%, 07/01/2025 (A)	543	549
Carnival
10.500%, 02/01/2026 (A)	95	100
9.875%, 08/01/2027 (A)	35	36
6.000%, 05/01/2029 (A)	70	63
5.750%, 03/01/2027 (A)	531	489
4.000%, 08/01/2028 (A)	45	40
CEC Entertainment
6.750%, 05/01/2026 (A)	382	364
Clarios Global
6.750%, 05/15/2025 (A)	570	570
CMG Media
8.875%, 12/15/2027 (A)	605	424
CSC Holdings
7.500%, 04/01/2028 (A)	100	57
5.750%, 01/15/2030 (A)	90	42
Dave & Buster's
7.625%, 11/01/2025 (A)	241	244

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)	$312	$8
5.375%, 08/15/2026 (A)(B)	480	16
Empire Resorts
7.750%, 11/01/2026 (A)	510	410
Ford Motor Credit
7.350%, 03/06/2030	145	148
4.271%, 01/09/2027	30	28
3.815%, 11/02/2027	315	282
2.900%, 02/16/2028	110	94
2.900%, 02/10/2029	70	58
Golden Entertainment
7.625%, 04/15/2026 (A)	860	864
Gray Television
5.875%, 07/15/2026 (A)	5	4
Hyatt Hotels
1.800%, 10/01/2024	1,008	959
Jacobs Entertainment
6.750%, 02/15/2029 (A)	375	336
Las Vegas Sands
3.200%, 08/08/2024	1,397	1,353
2.900%, 06/25/2025	102	96
Liberty Interactive
8.250%, 02/01/2030	605	212
McGraw-Hill Education
5.750%, 08/01/2028 (A)	120	104
NCL
8.375%, 02/01/2028 (A)	90	94
5.875%, 03/15/2026 (A)	566	530
5.875%, 02/15/2027 (A)	110	107
NCL Finance
6.125%, 03/15/2028 (A)	118	106
PetSmart
7.750%, 02/15/2029 (A)	240	238
QVC
4.850%, 04/01/2024	40	39
4.750%, 02/15/2027	285	184
4.450%, 02/15/2025	60	53
4.375%, 09/01/2028	95	55
Radiate Holdco
4.500%, 09/15/2026 (A)	295	235
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	569	619
11.500%, 06/01/2025 (A)	796	844
Scientific Games International
8.625%, 07/01/2025 (A)	649	663
StoneMor
8.500%, 05/15/2029 (A)	335	283
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	344	332
VTR Comunicaciones
4.375%, 04/15/2029 (A)	65	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
White Capital Parent
8.250%cash/0% PIK, 03/15/2026 (A)	$92	$88
WW International
4.500%, 04/15/2029 (A)	265	157
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,493	1,469
Yum! Brands
5.375%, 04/01/2032	160	152
3.625%, 03/15/2031	45	39

		19,536

Consumer Staples — 1.0%
Albertsons
7.500%, 03/15/2026 (A)	1,452	1,477
B&G Foods
5.250%, 04/01/2025	344	328
Coca-Cola
2.750%, 06/01/2060	72	50
2.500%, 06/01/2040	100	75
New Albertsons
8.700%, 05/01/2030	200	213
8.000%, 05/01/2031	40	42
Performance Food Group
6.875%, 05/01/2025 (A)	365	365
Post Holdings
5.750%, 03/01/2027 (A)	327	319
Rite Aid
7.500%, 07/01/2025 (A)	230	137
US Foods
6.250%, 04/15/2025 (A)	898	898

		3,904

Energy — 2.9%
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	482	474
7.000%, 11/01/2026 (A)	185	179
Carrizo Oil & Gas
8.250%, 07/15/2025	887	880
Chesapeake Energy (Escrow Security)
7.500%, 10/01/2026 (B)(C)	170	3
7.000%, 10/01/2024 (B)(C)	55	1
Earthstone Energy Holdings
9.875%, 07/15/2031 (A)	55	54
8.000%, 04/15/2027 (A)	210	203
EnLink Midstream
6.500%, 09/01/2030 (A)	25	25
5.625%, 01/15/2028 (A)	80	77
5.375%, 06/01/2029	230	219
EnLink Midstream Partners
9.618%, ICE LIBOR USD 3 Month + 4.110%(D)(E)	142	117
Genesis Energy
8.000%, 01/15/2027	195	190

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.750%, 02/01/2028	$90	$86
Greenfire Resources
12.000%, 08/15/2025 (A)	189	201
KazMunayGas National JSC MTN
5.375%, 04/24/2030	1,250	1,159
NGL Energy Operating
7.500%, 02/01/2026 (A)	25	25
NGL Energy Partners
7.500%, 04/15/2026	170	160
6.125%, 03/01/2025	20	19
Northern Oil and Gas
8.125%, 03/01/2028 (A)	200	196
Occidental Petroleum
6.125%, 01/01/2031	295	299
4.625%, 06/15/2045	120	93
4.500%, 07/15/2044	10	8
4.400%, 04/15/2046	10	8
PBF Holding
7.250%, 06/15/2025	810	809
6.000%, 02/15/2028	562	525
Petroleos Mexicanos
6.500%, 03/13/2027	1,006	895
Petroleos Mexicanos MTN
6.875%, 08/04/2026	1,800	1,681
Rockcliff Energy II
5.500%, 10/15/2029 (A)	325	300
SM Energy
5.625%, 06/01/2025	754	737
Strathcona Resources
6.875%, 08/01/2026 (A)	660	578
Transocean
11.500%, 01/30/2027 (A)	185	192
8.750%, 02/15/2030 (A)	65	66
8.000%, 02/01/2027 (A)	265	240
Venture Global LNG
8.125%, 06/01/2028 (A)	185	188

		10,887

Financials — 0.9%
Armor Holdco
8.500%, 11/15/2029 (A)	290	241
Finance of America Funding
7.875%, 11/15/2025 (A)	475	396
Freedom Mortgage
8.250%, 04/15/2025 (A)	313	305
6.625%, 01/15/2027 (A)	230	199
Home Point Capital
5.000%, 02/01/2026 (A)	225	202
LD Holdings Group
6.500%, 11/01/2025 (A)	595	469
6.125%, 04/01/2028 (A)	200	115

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MDGH GMTN RSC MTN
4.375%, 11/22/2033 (A)		$645	$621
Novo Banco MTN
3.500%, 01/02/2043	EUR	20	16
3.500%, 01/23/2043		240	194
PennyMac Financial Services
5.750%, 09/15/2031 (A)		$40	33
4.250%, 02/15/2029 (A)		275	221
VistaJet Malta Finance
6.375%, 02/01/2030 (A)		245	197
WeWork
15.000%cash/0% PIK, 08/15/2027 (A)		287	253
11.000%cash/0% PIK, 08/15/2027 (A)		360	145

			3,607

Health Care — 1.5%
Akumin
7.000%, 11/01/2025 (A)		520	425
Akumin Escrow
7.500%, 08/01/2028 (A)		285	188
Bausch Health
6.250%, 02/15/2029 (A)		235	100
5.500%, 11/01/2025 (A)		90	80
5.250%, 01/30/2030 (A)		155	64
5.000%, 02/15/2029 (A)		20	8
4.875%, 06/01/2028 (A)		125	74
Bristol-Myers Squibb
2.550%, 11/13/2050		190	124
Centene
2.625%, 08/01/2031		145	115
2.500%, 03/01/2031		160	128
Embecta
6.750%, 02/15/2030 (A)		165	148
Endo DAC
9.500%, 07/31/2027 (A)(B)		194	11
6.000%, 06/30/2028 (A)(B)		193	10
5.875%, 10/15/2024 (A)(B)		85	62
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(B)		165	122
Envision Healthcare
8.750%, 10/15/2026 (A)(B)		145	2
Global Medical Response
6.500%, 10/01/2025 (A)		215	118
Jazz Securities DAC
4.375%, 01/15/2029 (A)		402	359
Lannett
7.750%, 04/15/2026 (A)(B)		550	30
Medline Borrower
3.875%, 04/01/2029 (A)		210	183
Molina Healthcare
4.375%, 06/15/2028 (A)		200	184

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Organon
5.125%, 04/30/2031 (A)	$301	$248
Par Pharmaceutical
7.500%, 04/01/2027 (A)(B)	85	63
Prime Security Services Borrower
5.250%, 04/15/2024 (A)	1,593	1,580
Radiology Partners
9.250%, 02/01/2028 (A)	120	44
RP Escrow Issuer
5.250%, 12/15/2025 (A)	625	461
Tenet Healthcare
6.750%, 05/15/2031 (A)	429	430
6.125%, 10/01/2028	55	53
6.125%, 06/15/2030	150	148

		5,562

Industrials — 3.8%
Air Canada
3.875%, 08/15/2026 (A)	417	386
American Airlines
11.750%, 07/15/2025 (A)	2,382	2,612
5.750%, 04/20/2029 (A)	80	78
5.500%, 04/20/2026 (A)	640	634
Avianca Midco 2
9.000%, 12/01/2028 (A)	368	309
Bombardier
7.875%, 04/15/2027 (A)	231	230
Builders FirstSource
4.250%, 02/01/2032 (A)	240	209
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	190	180
CDW
4.125%, 05/01/2025	41	39
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	91	72
Delta Air Lines
7.000%, 05/01/2025 (A)	647	661
2.900%, 10/28/2024	445	427
Garda World Security
9.500%, 11/01/2027 (A)	127	123
6.000%, 06/01/2029 (A)	52	42
GFL Environmental
4.250%, 06/01/2025 (A)	237	229
3.750%, 08/01/2025 (A)	326	310
JELD-WEN
4.875%, 12/15/2027 (A)	557	493
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (C)	495	–
Neptune Bidco US
9.290%, 04/15/2029 (A)	423	388
PGT Innovations
4.375%, 10/01/2029 (A)	150	140

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pitney Bowes
7.250%, 03/15/2029 (A)		$220	$145
6.875%, 03/15/2027 (A)		105	78
Prime Security Services Borrower
5.750%, 04/15/2026 (A)		187	184
Raytheon Technologies
3.030%, 03/15/2052		130	91
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)		503	507
Team Health Holdings
6.375%, 02/01/2025 (A)		110	58
TransDigm
6.750%, 08/15/2028 (A)		393	394
6.250%, 03/15/2026 (A)		868	864
Transnet SOC
8.250%, 02/06/2028 (A)		1,753	1,703
Tutor Perini
6.875%, 05/01/2025 (A)		120	100
Uber Technologies
8.000%, 11/01/2026 (A)		1,156	1,178
7.500%, 05/15/2025 (A)		1,211	1,226
United Airlines
4.625%, 04/15/2029 (A)		115	105
4.375%, 04/15/2026 (A)		115	109
Vallourec
8.500%, 06/30/2026	EUR	235	256
Windsor Holdings III
8.500%, 06/15/2030 (A)		$56	56

			14,616

Information Technology — 0.4%
Apple
2.700%, 08/05/2051		40	28
2.650%, 05/11/2050		205	142
2.650%, 02/08/2051		75	52
2.375%, 02/08/2041		45	33
CDW
5.500%, 12/01/2024		24	24
CommScope
8.250%, 03/01/2027 (A)		225	180
7.125%, 07/01/2028 (A)		290	206
6.000%, 03/01/2026 (A)		150	140
CommScope Technologies
6.000%, 06/15/2025 (A)		36	34
5.000%, 03/15/2027 (A)		35	24
Presidio Holdings
8.250%, 02/01/2028 (A)		300	286
Virtusa
7.125%, 12/15/2028 (A)		408	332

			1,481

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 1.2%
Axalta Coating Systems
3.375%, 02/15/2029 (A)		$280	$238
Baffinland Iron Mines
8.750%, 07/15/2026 (A)		465	445
Cornerstone Chemical
10.250%cash/0% PIK, 09/01/2027 (A)		1,155	1,017
Domtar
6.750%, 10/01/2028 (A)		435	369
Innophos Holdings
9.375%, 02/15/2028 (A)		250	248
Iris Holdings
8.750%cash/0% PIK, 02/15/2026 (A)		5	5
LSB Industries
6.250%, 10/15/2028 (A)		225	201
Mineral Resources
8.125%, 05/01/2027 (A)		105	105
Mineral Resources MTN
8.500%, 05/01/2030 (A)		105	105
8.000%, 11/01/2027 (A)		35	35
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(C)		229	223
Nobian Finance BV
3.625%, 07/15/2026	EUR	105	96
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(F)		$460	–
Olympus Water US Holding
9.750%, 11/15/2028 (A)		236	230
Rain CII Carbon
7.250%, 04/01/2025 (A)		400	388
Tacora Resources
8.250%, 05/15/2026 (A)		305	229
Tacora Resources Inc
13.000%, 09/08/2023 (C)		23	21
Trivium Packaging Finance BV
3.750%, 08/15/2026	EUR	233	234
Tronox
4.625%, 03/15/2029 (A)		$640	532

			4,721

Real Estate — 1.5%
American Tower
3.700%, 10/15/2049		25	18
3.100%, 06/15/2050		95	62
2.950%, 01/15/2051		40	25
Crown Castle
2.900%, 04/01/2041		215	151
Diversified Healthcare Trust
9.750%, 06/15/2025		104	100
4.750%, 05/01/2024		440	410
4.750%, 02/15/2028		100	70
4.375%, 03/01/2031		445	324

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GLP Capital
3.350%, 09/01/2024	$109	$105
Park Intermediate Holdings
7.500%, 06/01/2025 (A)	619	619
Prologis
3.000%, 04/15/2050	80	55
Service Properties Trust
5.500%, 12/15/2027	5	4
5.250%, 02/15/2026	90	82
4.950%, 02/15/2027	303	259
4.950%, 10/01/2029	55	43
4.750%, 10/01/2026	131	114
4.375%, 02/15/2030	490	366
4.350%, 10/01/2024	602	579
3.950%, 01/15/2028	190	149
VICI Properties
5.625%, 05/01/2024 (A)	995	989
4.625%, 06/15/2025 (A)	641	619
3.500%, 02/15/2025 (A)	454	434

		5,577

Utilities — 1.8%
Alexander Funding Trust
1.841%, 11/15/2023 (A)	131	128
Eskom Holdings SOC
7.125%, 02/11/2025	3,050	2,992
Eskom Holdings SOC MTN
6.750%, 08/06/2023	1,038	1,033
Vistra Operations
5.625%, 02/15/2027 (A)	140	134
5.500%, 09/01/2026 (A)	55	53
5.125%, 05/13/2025 (A)	536	523
4.875%, 05/13/2024 (A)	93	91
3.550%, 07/15/2024 (A)	2,074	2,003

		6,957

Total Corporate Obligations
(Cost $89,380) ($ Thousands)		82,380

	Shares
COMMON STOCK — 19.7%

Communication Services — 2.5%
Activision Blizzard Inc	15,480	1,305
AVAYA Inc. (C)	14,995	187
Clear Channel Outdoor Holdings Inc, Cl A *	14,786	20
Madison Square Garden Entertainment, Cl A *	5,658	190
Pinterest Inc, Cl A *	82,134	2,246
Snap Inc, Cl A *	194,365	2,301
Take-Two Interactive Software Inc, Cl A *	9,158	1,348
Urban One	10,131	61

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Urban One, Cl A	5,925	$35
Walt Disney Co/The *	18,185	1,624
Windstream Services *	11,015	105

		9,422
Consumer Discretionary — 1.1%
ADT Inc	3,290	20
Dave & Buster's Entertainment Inc *	3,685	164
Everi Holdings Inc *	9,449	137
Foot Locker Inc, Cl A	41,990	1,138
Golden Entertainment Inc *	1,421	59
Guitar Center *(C)(F)	2,167	407
Monitronics International Inc *(C)	18,437	7
PlayAGS Inc *	19,656	111
Vail Resorts Inc	8,821	2,221

		4,264
Consumer Staples — 0.1%
United Natural Foods Inc *	14,925	292

Energy — 0.9%
Diamondback Energy Inc, Cl A	16,677	2,191
Parker Drilling Co *(C)(F)	4,414	50
RPC Inc	194,722	1,392

		3,633
Financials — 2.4%
Capital One Financial Corp	5,880	643
Evercore Inc, Cl A	10,517	1,300
Fidelity National Information Services Inc, Cl B	23,888	1,307
Goldman Sachs Group Inc/The	6,111	1,971
Morgan Stanley	23,147	1,977
Penney Borrower LLC *(C)	3,070	18
Robinhood Markets Inc, Cl A *	115,791	1,155
Stifel Financial Corp	10,851	647

		9,018
Health Care — 0.3%
Carestream Health Holdings Inc *(C)	5,876	105
Integra LifeSciences Holdings Corp *	23,219	955

		1,060
Industrials — 0.3%
Dycom Industries Inc *	9,681	1,100

Information Technology — 5.5%
Adobe Inc *	673	329
Applied Digital Corp *	7,700	72
Aquity Holdings Inc *(C)	3,945	43
CommScope Holding Co Inc *	3,866	22
Comtech Telecommunications Corp	2,989	27
Elastic NV *	36,149	2,318
Entegris Inc	22,431	2,486
Everbridge Inc *	75,968	2,043

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Five9 Inc *	15,007	$1,237
Flex Ltd *	66,713	1,844
New Relic Inc *	35,452	2,320
Oracle Corp, Cl B	11,228	1,337
QUALCOMM Inc	11,023	1,312
SentinelOne Inc, Cl A *	82,952	1,253
Vishay Intertechnology Inc	85,980	2,528
Vontier Corp	20,785	669
Western Digital Corp *	3,107	118
Zscaler Inc *	6,696	980

		20,938
Materials — 4.4%
Alcoa Corp	62,877	2,134
Arctic Canadian Diamond Company Ltd *(C)	228	91
ATI Inc *	57,811	2,557
Century Aluminum Co *	263,225	2,295
Constellium, Cl A *	149,305	2,568
Eagle Materials Inc	13,866	2,585
Freeport-McMoRan Inc, Cl B	60,708	2,428
Libbey Glass Inc. *(C)	1,227	9
Olin Corp	44,585	2,291

		16,958
Real Estate — 1.8%
Copper Property Pass-Through Certificates *(C)	18,673	197
Kimco Realty Corp ‡	116,515	2,298
Park Hotels & Resorts Inc ‡	155,611	1,995
Sabra Health Care Inc ‡	210,493	2,477
WeWork Inc, Cl A *	77,760	20

		6,987
Utilities — 0.4%
Consolidated Edison Inc	3,266	295
Duke Energy Corp	4,684	420
Lumileds Common Bright Bidco *(C)	964	1
NextEra Energy Inc	8,759	650

		1,366
Total Common Stock
(Cost $71,634) ($ Thousands)		75,038

REGISTERED INVESTMENT COMPANIES — 11.8%
Merger Fund , Cl I	2,703,983	44,724
Sprott Physical Uranium Trust	19,864	250

Total Registered Investment Companies
(Cost $43,719) ($ Thousands)		44,974

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 5.8%

Allwyn Entertainment Financing UK
7.250%, 04/30/2030	EUR	115	$127
Angolan Government International Bond
8.750%, 04/14/2032(A)		$313	263
8.000%, 11/26/2029		1,387	1,174
Argentine Republic Government International Bond
1.500%, 07/09/2035(G)		4,167	1,243
Bahrain Government International Bond
7.500%, 09/20/2047		1,500	1,362
Brazilian Government International Bond
6.000%, 10/20/2033		366	362
Dominican Republic International Bond
7.050%, 02/03/2031(A)		850	846
5.875%, 01/30/2060		1,377	1,064
Egypt Government International Bond MTN
8.500%, 01/31/2047		2,000	1,058
7.500%, 01/31/2027		750	544
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		750	479
3.625%, 03/10/2033		1,799	1,474
Ghana Government International Bond
7.875%, 02/11/2035		727	313
Guatemala Government Bond
6.600%, 06/13/2036(A)		245	246
Iraq Government International Bond
5.800%, 01/15/2028		698	641
Iraq International Bond
5.800%, 01/15/2028		234	215
Ivory Coast Government International Bond
4.875%, 01/30/2032	EUR	650	551
Jordan Government International Bond
7.500%, 01/13/2029(A)		$822	821
KSA Sukuk
4.511%, 05/22/2033(A)		920	901
4.274%, 05/22/2029(A)		825	799
Mexico Government International Bond
6.350%, 02/09/2035		914	961
6.338%, 05/04/2053		1,426	1,453
Mozambique International Bond
5.000%, 09/15/2031(G)		1,500	1,130
Nigeria Government International Bond MTN
8.375%, 03/24/2029		738	663
Oman Government International Bond MTN
6.000%, 08/01/2029		1,300	1,299
Panama Government International Bond
6.853%, 03/28/2054		315	328
6.400%, 02/14/2035		500	521

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
3.870%, 07/23/2060	$1,799	$1,189

Total Sovereign Debt
(Cost $22,317) ($ Thousands)		22,027

LOAN PARTICIPATIONS — 4.5%
1236904 BC Ltd., Initial Term Loan, 1st Lien
10.654%, LIBOR + 5.500%, 03/04/2027 (D)	256	244
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.409%, LIBOR + 4.250%, 05/17/2028 (D)	353	296
American Airlines, Inc., 2020 Term Loan, 1st Lien
8.260%, 01/29/2027	125	122
American Tire Distributors Inc., Initial Term Loan
11.488%, 10/20/2028 (D)	216	187
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
8.768%, LIBOR + 3.500%, 03/11/2028 (C)(D)	196	176
Aquity Solutions LLC, Term Loan, 1st Lien
11.018%, 09/13/2026 (C)	433	433
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (C)	276	273
AVAYA, 1st Lien
13.543%, 08/01/2028	392	335
Aveanna Healthcare LLC, 2021 Extended Term Loan, 1st Lien
9.226%, 07/17/2028 (D)(H)	310	264
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
14.837%, LIBOR + 6.500%, 10/23/2023 (C)(D)(F)	45	45
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
14.837%, LIBOR + 6.500%, 04/23/2024 (C)(D)(F)	275	269
Carestream Health, Inc., Term Loan, 1st Lien
12.498%, CME Term SOFR + 7.500%, 09/30/2027 (D)(H)	535	383
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
9.154%, LIBOR + 4.000%, 01/29/2027 (D)(H)	164	116

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.904%, LIBOR + 3.750%, 01/29/2027 (D)(H)	$198	$144
Cengage Learning Inc., Term B Loan, 1st Lien
9.880%, 07/14/2026 (D)	211	206
Cenveo, 1st Lien
12.738%, 12/31/2024 (C)	57	57
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
10.372%, LIBOR + 5.000%, 01/04/2026 (D)(H)	323	202
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
11.654%, 10/31/2026 (D)	234	229
Cooper's Hawk Intermediate Holding, 2022 Incremental Term Loan, 1st Lien
11.654%, 10/31/2026 (D)	45	44
CoreLogic Inc., Initial Term Loan, 1st Lien
8.688%, 06/02/2028 (D)	232	209
DMT Solutions Global Corporation, Initial Term Loan, 1st Lien
13.010%, LIBOR + 7.500%, 07/02/2024 (D)	37	36
12.816%, LIBOR + 7.500%, 07/02/2024 (D)(H)	42	42
DMT Solutions Global Corporation, Term B-2 Loan, 1st Lien
12.101%, 07/02/2024 (D)	103	101
12.098%, 07/02/2024 (D)	84	83
Domtar Corporation, Initial Term Loan, 1st Lien
10.705%, 11/30/2028 (D)	94	93
0.000%, 11/30/2028	13	12
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.365%, CME Term SOFR + 7.500%, 11/23/2026 (C)(D)	157	153
Envision Healthcare Corp., First Out Term Loan, 1st Lien
12.923%, CME Term SOFR + 7.875%, 03/31/2027 (D)(H)	131	143
Envision Healthcare Corp., Second Out Term Loan, 1st Lien
9.148%, CME Term SOFR + 4.250%, 03/31/2027 (D)(H)	1,159	246
Epic Y-Grade Services, LP, Term Loan, 1st Lien
11.364%, LIBOR + 6.000%, 06/30/2027 (D)(H)	1,498	1,326

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
9.404%, LIBOR + 4.250%, 03/14/2025 (D)(H)	$442	$246
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
9.439%, LIBOR + 4.250%, 10/02/2025 (D)(H)	596	332
Hubbard Radio, LLC, 1st Lien
9.410%, 03/28/2025	129	114
Libbey Glass LLC, Incremental Term Loan, 1st Lien
13.779%, 11/22/2027 (C)	371	371
LifeScan Global Copr., Initial Term Loan, 2nd Lien
14.677%, 10/01/2025 (D)	85	51
LifeScan Global Corp., Initial Term Loan, 1st Lien
11.177%, LIBOR + 6.000%, 10/01/2024 (D)(H)	1,630	1,325
Lifescan, 1st Lien
11.747%, 12/31/2026	37	30
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
12.279%, LIBOR + 8.125%, 02/16/2025 (C)(D)	391	386
Matrix Parent, Inc., Intial Term Loan, 1st Lien
10.032%, 03/01/2029 (C)	473	310
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.914%, CME Term SOFR + 5.750%, 08/18/2028 (D)	78	55
10.143%, LIBOR + 4.750%, 08/18/2028 (D)(H)	805	573
Mcgraw-Hill Education, Inc., COV-LITE, 1st Lien
9.985%, 07/28/2028	119	111
Mcgraw-Hill Education, Inc., Initial Term Loan, 1st Lien
9.904%, 07/28/2028 (D)	161	151
Mcgraw-Hill Education, Inc., Intial Term Loan
9.904%, 07/28/2028	1	1
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.404%, LIBOR + 3.250%, 10/23/2028 (D)	–	—
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
12.299%, LIBOR + 7.000%, 10/26/2028 (D)	196	155

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
PLNTF Holdings LLC, Initial Term Loan, 1st Lien
13.482%, 03/22/2026 (C)(D)	$201	$186
Pluto Acquistion I, Inc., 2021 Term Loan, 1st Lien
9.476%, 06/22/2026 (D)(H)	339	276
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
14.145%, LIBOR + 8.000%, 03/20/2024 (C)(D)(F)	194	146
Pug LLC, Term B-2 Loan, 1st Lien
9.404%, LIBOR + 4.250%, 02/12/2027 (D)	357	322
Pug LLC, USD Term B Loan, 1st Lien
8.654%, LIBOR + 3.500%, 02/12/2027 (D)	349	309
Quantum Health, Inc., Amendment No. 1 Refinancing Term Loan, 1st Lien
9.976%, 12/22/2027 (C)(D)	146	128
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.445%, 02/01/2029 (D)	261	202
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1st Lien
8.404%, 09/25/2026 (D)(H)	238	198
Radiology Partners, Inc., Term B Loan, 1st Lien
9.518%, LIBOR + 4.250%, 07/09/2025 (D)	211	158
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
9.003%, LIBOR + 3.750%, 10/02/2028 (D)(H)	460	386
S&S Holdings, LLC, Initial Term Loan, 1st Lien
10.086%, 03/11/2028 (D)	284	247
Sabre GLBL Inc., 2021 Other Term B2 Loan, 1st Lien
8.768%, 12/17/2027 (H)	244	190
SABRE Global, Inc., Term Loan B, 1st Lien
9.503%, 06/30/2028 (H)	230	180
SWF Holdings I Corp., Initial Term Loan, 1st Lien
9.217%, LIBOR + 4.000%, 10/06/2028 (D)(H)	317	256
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
11.898%, CME Term SOFR + 7.000%, 05/13/2027 (D)	541	492
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.403%, CME Term SOFR + 5.250%, 03/02/2027 (D)(H)	929	635

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
8.842%, LIBOR + 3.500%, 12/17/2026 (D)(H)	$120	$107
Transdigm, Tranche I Term Loan, 1st Lien
8.148%, 08/24/2028	145	145
Travelport Finance, 1st Lien
13.365%, 05/29/2026	211	131
Vida Capital, Inc., Initial Term Loan, 1st Lien
11.154%, 10/01/2026 (H)	726	537
WARGAM Term Loan, 1st Lien
14.437%, 06/30/2028	269	258
Wellful Inc., Initial Term Loan, 1st Lien
11.518%, LIBOR + 6.250%, 04/21/2027 (D)	560	455
WW International, Inc., Intial Term Loan, 1st Lien
8.660%, 04/13/2028 (D)	35	22
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
9.154%, 10/02/2028 (H)	536	436
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.154%, LIBOR + 3.000%, 03/09/2027 (D)	356	279

Total Loan Participations
(Cost $18,789) ($ Thousands)		17,361

	Shares
FOREIGN COMMON STOCK — 1.3%

Australia — 0.7%
Lynas Rare Earths *	199,273	915
South32 Ltd	684,161	1,721

		2,636

Belgium — 0.2%
X-Fab Silicon Foundries *	72,453	784

Canada — 0.4%
Hudbay Minerals	185,258	889
NexGen Energy *	131,430	619

		1,508

Norway — 0.0%
OKEA	59,926	172

Total Foreign Common Stock
(Cost $6,275) ($ Thousands)		5,100

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS — 0.2%
Liberty Interactive
4.000%, 11/15/2029	$55	$13
3.750%, 02/15/2030	229	54
Liberty Latin America
2.000%, 07/15/2024	215	204
North Sea Natural Resources
0.000%, (C)(E)(I)	94	94
Silver Airways LLC
15.000%, 12/31/2027(C)	430	430

Total Convertible Bonds
(Cost $921) ($ Thousands)		795

	Shares
PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.0%
Boardriders Inc., Ser A *(C)(E)(F)	25,646	42
Guitar Center *(C)(E)(F)	39	4

		46
Information Technology — 0.1%
Syniverse *(C)(E)	496,393	477

Total Preferred Stock
(Cost $491) ($ Thousands)		523

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Note
3.625%, 05/31/2028	$504	493

Total U.S. Treasury Obligation
(Cost $497) ($ Thousands)		493

MORTGAGE-BACKED SECURITIES — 0.1%
Non-Agency Mortgage-Backed Obligations — 0.1%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
9.484%, TSFR1M + 4.337%, 06/15/2027(A)(D)	245	243
TRTX, Ser 2021-FL4, Cl D
8.758%, ICE LIBOR USD 1 Month + 3.600%, 03/15/2038(A)(D)	100	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
TRTX, Ser 2021-FL4, Cl E
9.508%, ICE LIBOR USD 1 Month + 4.350%, 03/15/2038(A)(D)	$100	$90

		424
Total Mortgage-Backed Securities
(Cost $444) ($ Thousands)		424

	Number of Warrants
WARRANTS — 0.1%
Greenfire Resources, Expires 08/15/2026
Strike Price $– *(C)	272	109
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(C)(F)	574	50
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(C)(F)	574	29
Minority Equality Opportunities Acquisition, Expires 08/29/2026
Strike Price $11.50 *	81,017	–
Tacora
Strike Price $– *‡‡(C)	614,882	–

Total Warrants
(Cost $112) ($ Thousands)		188

	Face Amount (Thousands)
ASSET-BACKED SECURITIES — 0.0%
Other Asset-Backed Securities — 0.0%

STWD, Ser 2021-FL2, Cl D
7.958%, ICE LIBOR USD 1 Month + 2.800%, 04/18/2038(A)(D)	100	92
STWD, Ser 2021-FL2, Cl E
8.708%, ICE LIBOR USD 1 Month + 3.550%, 04/18/2038(A)(D)	100	92

Total Asset-Backed Securities
(Cost $200) ($ Thousands)		184

	Shares
CASH EQUIVALENTS — 30.9%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
4.976%**	1,703,158	1,703

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENTS (continued)
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	116,373,808	$116,374

Total Cash Equivalents
(Cost $118,077) ($ Thousands)		118,077

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $24) ($ Thousands)		6

Total Investments in Securities — 96.2%
(Cost $372,880) ($ Thousands)		$367,570

COMMON STOCK SOLD SHORT— (6.7)%
Communication Services — (0.8)%
AT&T Inc	(20,948)	(334)
Comcast Corp, Cl A	(20,483)	(851)
T-Mobile US Inc *	(2,489)	(346)
Verizon Communications Inc	(8,951)	(333)
Yelp Inc, Cl A *	(35,531)	(1,293)

		(3,157)

Consumer Discretionary — (1.9)%
Boyd Gaming Corp	(11,946)	(829)
Chipotle Mexican Grill Inc, Cl A *	(458)	(980)
Crocs Inc *	(2,100)	(236)
Etsy Inc *	(5,062)	(428)
G-III Apparel Group Ltd *	(1,913)	(37)
Guess? inc, Cl 3	(1,859)	(36)
Hilton Grand Vacations Inc *	(3,634)	(165)
Macy's Inc	(20,171)	(324)
MGM Resorts International	(18,936)	(832)
NIKE Inc, Cl B	(5,887)	(650)
Red Rock Resorts Inc, Cl A	(17,054)	(798)
Skechers USA Inc, Cl A *	(15,488)	(815)
Stitch Fix Inc, Cl A *	(164,969)	(635)
Williams-Sonoma Inc	(2,599)	(325)

		(7,090)

Consumer Staples — (0.3)%
Colgate-Palmolive Co	(10,672)	(822)
Monster Beverage Corp *	(5,339)	(307)

		(1,129)

Financials — (0.8)%
Affirm Holdings Inc, Cl A *	(35,692)	(547)
Coinbase Global Inc, Cl A *	(9,466)	(677)
Comerica Inc	(7,747)	(328)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
KKR & Co Inc	(8,303)	$(465)
Moody's Corp	(1,854)	(645)
TriplePoint Venture Growth BDC	(12,317)	(145)
Zions Bancorp NA	(11,803)	(317)

		(3,124)

Industrials — (0.1)%
Westinghouse Air Brake Technologies Corp	(1,925)	(211)

Information Technology — (2.2)%
Akamai Technologies Inc *	(10,956)	(985)
Altair Engineering Inc, Cl A *	(2,709)	(206)
Apple Inc	(3,420)	(663)
Atlassian Corp Ltd, Cl A *	(1,951)	(328)
Axcelis Technologies Inc *	(1,229)	(225)
Corsair Gaming *	(59,126)	(1,049)
Crowdstrike Holdings Inc, Cl A *	(8,928)	(1,311)
Dynatrace Inc *	(12,311)	(634)
Pure Storage Inc, Cl A *	(27,149)	(1,000)
Tyler Technologies Inc *	(2,025)	(843)
Xerox Holdings Corp	(58,722)	(874)
Zoom Video Communications Inc, Cl A *	(6,928)	(470)

		(8,588)

Materials — (0.2)%
Graphic Packaging Holding Co	(13,629)	(328)
PureCycle Technologies *	(34,470)	(368)

		(696)

Real Estate — (0.4)%
Lamar Advertising Co, Cl A	(12,838)	(1,274)
Zillow Group Inc, Cl C *	(6,596)	(332)

		(1,606)

Total Common Stock Sold Short
(Proceeds $25,192) ($ Thousands)		(25,601)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (2.2)%
Communication Services — (0.1)%
Windstream Escrow
7.750%, 08/15/2028 (A)	$(284)	(236)
Zayo Group Holdings Inc
6.125%, 03/01/2028 (A)	(91)	(57)
		(293)
Consumer Discretionary — (0.8)%
Caesars Entertainment
7.000%, 02/15/2030 (A)	(345)	(346)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
4.625%, 10/15/2029 (A)	$(285)	$(249)
Fertitta Entertainment
4.625%, 01/15/2029 (A)	(372)	(326)
Hanesbrands
9.000%, 02/15/2031 (A)	(351)	(354)
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	(190)	(151)
Michaels
7.875%, 05/01/2029 (A)	(190)	(128)
5.250%, 05/01/2028 (A)	(115)	(93)
Mohegan Tribal Gaming Authority
8.000%, 02/01/2026 (A)	(387)	(370)
Scientific Games Holdings
6.625%, 03/01/2030 (A)	(296)	(260)
SRS Distribution
6.125%, 07/01/2029 (A)	(162)	(140)
Tempur Sealy International
3.875%, 10/15/2031 (A)	(304)	(248)
Univision Communications
7.375%, 06/30/2030 (A)	(574)	(546)
		(3,211)
Consumer Staples — (0.1)%
B&G Foods
5.250%, 09/15/2027	(210)	(182)
United Natural Foods
6.750%, 10/15/2028 (A)	(263)	(218)
		(400)
Financials — (0.1)%
MPH Acquisition Holdings
5.500%, 09/01/2028 (A)	(290)	(247)

Health Care — (0.1)%
AthenaHealth Group
6.500%, 02/15/2030 (A)	(312)	(263)

Industrials — (0.3)%
3M MTN
3.375%, 03/01/2029	(479)	(440)
Allied Universal Holdco
9.750%, 07/15/2027 (A)	(380)	(336)
6.000%, 06/01/2029 (A)	(105)	(77)
American Airlines
7.250%, 02/15/2028 (A)	(373)	(371)
		(1,224)
Information Technology — (0.1)%
Central Parent
7.250%, 06/15/2029 (A)	(267)	(264)
Gen Digital
7.125%, 09/30/2030 (A)	(201)	(201)
		(465)
Materials — (0.5)%
Chemours
5.375%, 05/15/2027	(45)	(42)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
FMG Resources August 2006 Pty
6.125%, 04/15/2032 (A)	$(235)	$(224)
5.875%, 04/15/2030 (A)	(205)	(195)
Iris Holding
10.000%, 12/15/2028 (A)	(95)	(70)
LABL
5.875%, 11/01/2028 (A)	(243)	(221)
Olympus Water US Holding
6.250%, 10/01/2029 (A)	(264)	(191)
SCIH Salt Holdings
4.875%, 05/01/2028 (A)	(196)	(175)
Scotts Miracle-Gro
4.500%, 10/15/2029	(383)	(329)
Summit Materials
5.250%, 01/15/2029 (A)	(330)	(312)
Vibrantz Technologies
9.000%, 02/15/2030 (A)	(345)	(264)
		(2,023)
Utilities — (0.1)%
Vistra Operations
5.625%, 02/15/2027 (A)	(115)	(110)
5.000%, 07/31/2027 (A)	(275)	(258)
		(368)
Total Corporate Obligations Sold Short
(Proceeds $8,582) ($ Thousands)		(8,494)

	Shares
REGISTERED INVESTMENT COMPANIES — (1.7)%
iShares Russell 2000 ETF	(17,305)	(3,241)
SPDR S&P 500 ETF Trust	(7,348)	(3,257)

Total Registered Investment Companies
(Proceeds $6,401) ($ Thousands)		(6,498)

FOREIGN COMMON STOCK SOLD SHORT— (0.3)%
Denmark — (0.2)%
Demant A/S *	(17,294)	(731)

Switzerland — (0.1)%
Logitech International	(5,193)	(308)

Total Foreign Common Stock Sold Short
(Proceeds $837) ($ Thousands)		(1,039)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION SOLD SHORT — (0.2)%
U.S. Treasury Note
3.625%, 05/31/2028	$(827)	$(809)

Total U.S. Treasury Obligation Sold Short
(Proceeds $815) ($ Thousands)		(809)

Total Investments Sold Short — (11.1)%
(Proceeds $41,827) ($ Thousands)		$(42,441)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $11) ($ Thousands)		$(3)

A list of the open exchange traded option contracts held by the Fund at June 30, 2023 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
S&P 500 Index	3	$1,261	$4,205.00	8/19/2023	$6
S&P 500 Index	1	400	4,000.00	7/22/2023	–
S&P 500 Index	4	1,680	4,200.00	7/22/2023	–
S&P 500 Index	1	395	3,950.00	7/22/2023	–

		3,736			6

Call Options
Constellation Brands, Inc.	23	604	262.50	7/22/2023	–
Nike	24	293	122.00	7/22/2023	–

		897			–

Total Purchased Options		$4,633			$6
WRITTEN OPTIONS — 0.0%
Put Options
S&P 500 Index	(1)	$(375)	3,750.00	07/22/2023	$–
S&P 500 Index	(4)	(1,630)	4,075.00	07/22/2023	–
S&P 500 Index	(1)	(383)	3,830.00	07/22/2023	–
S&P 500 Index	(3)	(1,223)	4,075.00	08/19/2023	(3)

		(3,611)			(3)

Total Written Options		$(3,611)			$(3)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Continued)

A list of the open future contracts held by the Fund at June 30, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
S&P 500 Index E-MINI	(4)	Sep-2023	$(870)	$(898)	$(28)
U.S. 10-Year Treasury Note	(51)	Sep-2023	(5,808)	(5,725)	83
			$(6,678)	$(6,623)	$55

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	09/20/23	EUR	1,000	HUF	381,535	$(1)
Morgan Stanley	09/20/23	USD	1,000	INR	82,507	3
Barclays PLC	07/05/23	USD	1,000	BRL	4,871	9
Barclays PLC	07/27/23	USD	32	EUR	30	—
Barclays PLC	07/27/23	EUR	220	USD	244	4
BNYMellon	09/20/23	EUR	669	USD	733	—
Deutsche Bank	07/05/23	USD	1,406	BRL	7,023	48
Deutsche Bank	09/20/23	HUF	381,535	EUR	985	(15)
Goldman Sachs	07/05/23	BRL	1,909	USD	383	(13)
JPMorgan Chase Bank	07/05/23	BRL	5,114	USD	1,000	(59)
Societe Generale	09/20/23	USD	1,000	CLP	811,450	2
State Street	08/02/23	USD	999	BRL	4,871	4
UBS	09/20/23	EUR	501	USD	541	(9)
						$(27)

A list of open OTC swap agreements held by the Fund at June 30, 2023, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	Indonesia Government	USD SOFR + 0.55%	ASSET RETURN	Quarterly	02/15/2033	IDR	783	$65	$–	$65
								$65	$–	$65

A list of open centrally cleared swap agreements held by the Fund at June 30, 2023, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.0 X PRIB06M + 0.0 BPS	4.28%	Monthly	09/13/2028	MXN	41,192	$9	$–	$9
1.0 X MXIBTIIE + 0.0 BPS	8.2175%	Semi-Annually	09/20/2028	CZK	16,912	(1)	–	(1)
						$8	$–	$8

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BRAZIL	1.00%	Quarterly	06/20/2028	$500	$17	$17	$–
CDS.HY.40	5.00%	Quarterly	06/20/2028	2,500	(72)	6	(78)
CDS.HY.40	5.00%	Quarterly	06/20/2028	1,565	(45)	–	(45)
CDX.HY.40	5.00%	Quarterly	06/20/2028	906	(19)	3	(22)
CDX.HY.40	5.00%	Quarterly	06/20/2028	181	(4)	(2)	(2)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Strategy Alternative Fund (Concluded)

Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.40	5.00%	Quarterly	06/20/2028	$109	$(3)	$(1)	$(2)
CDX.HY.40	5.00%	Quarterly	06/20/2028	76	(2)	(1)	(1)
CDX.HY.40	5.00%	Quarterly	06/20/2028	147	(4)	–	(4)
CDX.HY.40	5.00%	Quarterly	06/20/2028	186	(5)	(1)	(4)
CDX.IG.40	1.00%	Quarterly	06/20/2028	725	(10)	(7)	(3)
CDX.IG.40	1.00%	Quarterly	06/20/2028	1,092	(17)	(11)	(6)
CDX.IG.40	1.00%	Quarterly	06/20/2028	367	(6)	(3)	(3)
CDX.IG.40	1.00%	Quarterly	06/28/2028	2,130	(31)	(10)	(21)
					$(201)	$(10)	$(191)

Percentages are based on Net Assets of $381,903 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $57,685 ($ Thousands), representing 15.1% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Level 3 security in accordance with fair value hierarchy.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)

Security considered restricted, excluding 144A. The total market value of such securities as of June 30, 2023 was $1,042 ($ Thousands) and represented 0.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	No interest rate available.

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$117,844	$553,005	$(554,475)	$—	$—	$116,374	$3,553	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2023, is as follows:

Description	Face Amount ($ Thousands)/Number of Shares/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligation
Northwest Acquisitions ULC	$460	10/1/2019	$419	$–
Common Stock
Guitar Center	2,167	1/8/2021	275	407
Parker Drilling Co	4,414	3/26/2019	55	50
Loan Participation
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien	45	9/4/2020	46	45
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien	275	9/4/2020	249	269
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien	194	3/21/2019	181	146
Preferred Stock
Boardriders Inc.	25,646	9/4/2020	–	42
Guitar Center	39	1/8/2021	4	4
Warrant
Guitar Center	574	1/8/2021	31	50
Guitar Center	574	1/8/2021	20	29
			$1,280	$1,042

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 56.1%
U.S. Treasury Bills
5.356%, 12/28/2023 ^(A)		$71,644	$69,789
5.309%, 11/24/2023 (A)		80,000	78,342
5.109%, 11/16/2023 ^(A)		111,798	109,610
5.067%, 08/31/2023 ^(A)		5,240	5,196
5.014%, 11/09/2023 ^(A)		160,396	157,415
5.002%, 10/26/2023 (A)		250,000	245,847
4.825%, 07/13/2023 ^(A)		10,020	10,006
4.815%, 09/14/2023 (A)		50,000	49,477
4.762%, 09/28/2023 ^(A)		80,000	79,003
4.754%, 07/20/2023 ^(A)		62,000	61,853
4.731%, 09/21/2023 ^(A)		100,000	98,853
U.S. Treasury Inflation Protected Securities
1.625%, 10/15/2027		9,114	8,979
1.375%, 02/15/2044		651	613
1.250%, 04/15/2028		5,057	4,892
1.125%, 01/15/2033		4,685	4,487
1.000%, 02/15/2046		1,152	999
1.000%, 02/15/2049		1,206	1,036
0.875%, 01/15/2029		1,322	1,251
0.750%, 07/15/2028		8,460	8,015
0.750%, 02/15/2045		966	798
0.625%, 01/15/2024		1,300	1,278
0.625%, 07/15/2032		26,729	24,561
0.625%, 02/15/2043		660	541
0.500%, 01/15/2028		12,176	11,387
0.375%, 07/15/2023		1,304	1,303
0.375%, 07/15/2025		2,558	2,448
0.375%, 01/15/2027		2,512	2,356
0.375%, 07/15/2027		2,728	2,557
0.250%, 01/15/2025		640	614
0.250%, 07/15/2029		7,590	6,929
0.250%, 02/15/2050		354	247
0.125%, 07/15/2024		2,555	2,479
0.125%, 07/15/2026		1,266	1,189
0.125%, 04/15/2027		4,298	3,978
0.125%, 01/15/2030		8,254	7,402
0.125%, 07/15/2030		7,691	6,895
0.125%, 01/15/2031		18,646	16,567
0.125%, 07/15/2031		21,505	19,065
0.125%, 01/15/2032		29,329	25,812

Total U.S. Treasury Obligations
(Cost $1,145,028) ($ Thousands)			1,134,069

SOVEREIGN DEBT — 8.1%

Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	36,044	40,021
0.100%, 04/15/2026		2,380	2,537
0.100%, 04/15/2033		2,938	3,202

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
0.100%, 04/15/2046	EUR	1,501	$1,697
French Republic Government Bond OAT
3.400%, 07/25/2029		735	947
2.100%, 07/25/2023(B)		2,451	2,670
1.850%, 07/25/2027		65	74
1.800%, 07/25/2040(B)		703	911
0.700%, 07/25/2030(B)		17,914	19,896
0.100%, 03/01/2026(B)		1,676	1,790
0.100%, 03/01/2028		117	126
0.100%, 03/01/2029		678	719
0.100%, 07/25/2031(B)		13,286	14,081
0.100%, 03/01/2032		2,801	2,979
0.100%, 03/01/2036(B)		559	576
0.100%, 07/25/2038(B)		1,149	1,163
0.100%, 07/25/2047(B)		1,394	1,359
Inter-American Development Bank
2.625%, 01/16/2024^		$375	370
International Finance MTN
2.875%, 07/31/2023^		375	374
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/2023(B)	EUR	1,401	1,527
2.550%, 09/15/2041(B)		1,053	1,267
2.350%, 09/15/2024(B)		1,233	1,353
2.350%, 09/15/2035(B)		1,100	1,264
1.300%, 05/15/2028(B)		604	647
0.650%, 05/15/2026		288	304
0.400%, 05/15/2030(B)		586	584
0.150%, 05/15/2051(B)		588	421
0.100%, 05/15/2033(B)		2,273	2,085
Korea International Bond
2.750%, 01/19/2027^		$1,000	944
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,120
2.500%, 07/17/2024		340	1,617
2.000%, 01/26/2035		932	2,840
1.250%, 11/22/2032		5,666	7,683
1.250%, 11/22/2055		1,552	2,169
0.750%, 03/22/2034		6,903	8,863
0.250%, 03/22/2052		1,848	1,944
0.125%, 03/22/2024		1,076	1,341
0.125%, 03/22/2026		722	886
0.125%, 08/10/2028		10,787	13,187
0.125%, 08/10/2031		3,301	4,078
0.125%, 03/22/2044		769	821
0.125%, 08/10/2048		6,783	6,974
0.125%, 03/22/2058		2,185	2,182
0.125%, 11/22/2065		787	796
0.125%, 03/22/2068		746	751

Total Sovereign Debt
(Cost $176,021) ($ Thousands)			164,140

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 3.5%

Australia — 0.2%
Ampol Ltd	9,426	$188
APA Group	26,821	173
Aristocrat Leisure Ltd	3,212	83
ASX Ltd	1,383	58
Aurizon Holdings Ltd	21,309	56
BHP Group Ltd	3,324	99
BlueScope Steel Ltd	3,194	44
Brambles Ltd	4,589	44
Cochlear Ltd	834	128
Coles Group Ltd	12,289	151
Commonwealth Bank of Australia	792	53
Computershare Ltd	8,847	138
CSL Ltd	892	165
Dexus *‡	7,723	40
Endeavour Group Ltd/Australia	22,375	94
Fortescue Metals Group Ltd	3,424	51
Glencore PLC	20,900	118
Goodman Group ‡	3,333	45
IDP Education Ltd	3,370	50
Insurance Australia Group Ltd	20,132	76
Lendlease Corp Ltd	5,588	29
Lottery Corp Ltd/The	30,312	104
Medibank Pvt Ltd	28,257	66
Newcrest Mining Ltd	5,302	94
Orica Ltd	6,944	69
Origin Energy Ltd	9,571	54
Qantas Airways Ltd *	8,953	37
Ramsay Health Care Ltd	2,924	110
Rio Tinto Ltd	1,118	85
Rio Tinto PLC	1,750	111
Santos Ltd	43,557	218
Sonic Healthcare Ltd	8,788	209
South32 Ltd	23,300	59
Suncorp Group Ltd	7,008	63
Vicinity Ltd ‡	121,603	150
Washington H Soul Pattinson & Co Ltd	10,657	226
Wesfarmers Ltd	2,749	90
Westpac Banking Corp	1,983	28
Woodside Energy Group Ltd	2,545	59
Woolworths Group Ltd	6,248	165
Xero Ltd *	2,369	190

		4,070

Austria — 0.0%
Erste Group Bank AG	1,198	42
OMV AG	5,753	244
Verbund AG	1,703	136

		422

Belgium — 0.1%
Ageas SA/NV	1,537	62

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Anheuser-Busch InBev SA/NV	2,899	$164
Argenx SE *	357	138
D'ieteren Group	263	46
Elia Group SA/NV	1,691	215
KBC Group NV	780	54
Solvay SA	1,000	112
UCB SA, Cl A	2,355	209
Umicore SA	2,797	78

		1,078

Brazil — 0.0%
Yara International ASA	560	20

Canada — 0.4%
Agnico Eagle Mines Ltd	1,381	69
Algonquin Power & Utilities Corp	32,126	266
Alimentation Couche-Tard Inc	2,364	121
AltaGas Ltd	8,963	161
ARC Resources Ltd	15,527	207
Bank of Nova Scotia/The, Cl C	1,239	62
Barrick Gold Corp	5,823	99
Brookfield Asset Management Ltd, Cl A	336	11
Brookfield Corp, Cl A	1,346	45
CAE Inc *	3,606	81
Cameco Corp	7,757	243
Canadian Natural Resources Ltd	2,511	141
Canadian Pacific Kansas City Ltd	1,666	135
Canadian Tire Corp Ltd, Cl A	894	122
Canadian Utilities Ltd, Cl A	4,850	126
CCL Industries Inc, Cl B	2,082	102
CGI Inc, Cl A *	1,997	211
Constellation Software Inc/Canada	100	207
Dollarama Inc	3,557	241
Empire Co Ltd, Cl A	4,984	142
Enbridge Inc	4,791	178
Fairfax Financial Holdings Ltd	161	121
First Quantum Minerals Ltd (Canada)	2,143	51
FirstService Corp	514	79
Franco-Nevada Corp	892	127
George Weston Ltd	1,417	168
Hydro One Ltd	7,241	207
iA Financial Corp Inc	1,313	90
IGM Financial Inc	1,781	54
Imperial Oil Ltd	2,811	144
Keyera Corp	3,731	86
Kinross Gold Corp	13,832	66
Loblaw Cos Ltd	2,051	188
Magna International Inc, Cl A	1,520	86
Manulife Financial Corp	3,345	63
Metro Inc/CN, Cl A	4,352	246
Northland Power Inc	5,821	122
Nutrien Ltd	1,332	79

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Nuvei Corp *	1,571	$46
Onex Corp	1,334	74
Open Text Corp	2,952	123
Parkland Corp	6,250	156
Pembina Pipeline Corp	4,545	143
Quebecor Inc, Cl B	3,150	78
RB Global Inc	2,228	134
Royal Bank of Canada	1,147	110
Saputo Inc	4,704	106
Shopify Inc, Cl A *	1,129	73
Suncor Energy Inc	5,194	153
TC Energy Corp	4,836	196
Teck Resources Ltd, Cl B	2,369	100
TMX Group Ltd	6,850	154
Toronto-Dominion Bank/The	1,857	115
Tourmaline Oil Corp	3,283	155
Wheaton Precious Metals Corp	2,919	126
WSP Global Inc	1,000	132

		7,121

China — 0.0%
Sands China Ltd *	36,800	126

Denmark — 0.1%
Carlsberg AS, Cl B	1,231	197
Chr Hansen Holding A/S	3,738	259
Coloplast A/S, Cl B	1,741	218
Danske Bank A/S	4,024	98
Demant A/S *	3,284	139
Genmab A/S *	210	79
Novo Nordisk A/S, Cl B	2,301	371
Novozymes A/S, Cl B	2,193	102
Orsted AS	1,899	179
Pandora A/S	852	76
Tryg A/S	2,801	61
Vestas Wind Systems A/S	1,472	39

		1,818

Finland — 0.1%
Elisa Oyj	3,805	203
Fortum Oyj	11,294	151
Kesko Oyj, Cl B	5,815	109
Kone Oyj, Cl B	1,311	68
Neste Oyj	4,566	176
Nokia Oyj	31,563	132
Orion Oyj, Cl B	1,076	45
Stora Enso Oyj, Cl R	7,398	86
UPM-Kymmene Oyj, Cl V	3,293	98
Wartsila OYJ Abp	4,133	47

		1,115

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
France — 0.2%
Accor SA	1,293	$48
Aeroports de Paris, Cl A	373	54
Air Liquide SA	872	156
Arkema SA	736	69
BioMerieux	1,345	141
Bollore SE	21,575	134
Bouygues SA	892	30
Capgemini SE	565	107
Carrefour SA	6,251	118
Cie Generale des Etablissements Michelin SCA	1,899	56
Danone SA	1,033	63
Dassault Systemes SE	3,283	146
Edenred	1,730	116
Eiffage SA	687	72
Engie SA	11,598	193
Eurazeo SE	468	33
Euronext NV	536	36
Gecina SA ‡	323	34
Getlink SE	4,624	79
Hermes International	44	96
Ipsen SA	736	89
Kering SA	119	66
La Francaise des Jeux SAEM	1,007	40
Legrand SA	1,748	173
L'Oreal SA	545	254
LVMH Moet Hennessy Louis Vuitton SE	84	79
Orange SA	26,305	307
Pernod Ricard SA	584	129
Publicis Groupe SA	2,309	185
Remy Cointreau SA	674	108
Renault SA	1,557	66
Sanofi	904	97
Sartorius Stedim Biotech	137	34
Sodexo SA	477	52
STMicroelectronics NV	2,074	103
Teleperformance	223	37
Thales SA, Cl A	220	33
TotalEnergies SE	3,922	225
Unibail-Rodamco-Westfield *‡	1,316	69
Veolia Environnement SA	6,279	198
Vinci SA	720	84
Vivendi SE	13,337	122
Wendel SE	480	49
Worldline SA/France *	1,571	57

		4,437

Germany — 0.2%
adidas AG	399	77
Allianz SE	347	81
BASF SE	930	45

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Bayerische Motoren Werke AG	600	$74
Bechtle AG	3,183	126
Beiersdorf AG	1,765	233
Brenntag SE	810	63
Carl Zeiss Meditec AG	837	90
Commerzbank AG	4,489	50
Continental AG	779	59
Covestro AG	2,090	108
Deutsche Boerse AG	198	37
Deutsche Lufthansa AG	6,970	71
Deutsche Telekom AG	6,455	141
E.ON SE	19,443	248
Fresenius Medical Care AG & Co KGaA	5,480	262
GEA Group AG	1,568	66
Hannover Rueck SE	313	66
Heidelberg Materials AG	1,561	128
HelloFresh SE *	4,883	120
Henkel AG & Co KGaA	2,041	144
Infineon Technologies AG	2,515	104
Knorr-Bremse AG	603	46
Mercedes-Benz Group AG	2,395	193
Merck KGaA	510	84
MTU Aero Engines AG	221	57
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	103
Puma SE	744	45
QIAGEN NV *	3,375	151
Rational AG	61	44
Rheinmetall AG	281	77
RWE AG	3,800	165
Scout24 SE	3,632	230
Siemens Healthineers AG	2,595	147
Symrise AG, Cl A	1,058	111
Telefonica Deutschland Holding AG	49,295	139
Vonovia SE	1,664	32
Zalando SE *	1,399	40

		4,057

Hong Kong — 0.2%
AIA Group Ltd	6,600	67
Budweiser Brewing Co APAC Ltd	60,300	156
CK Asset Holdings Ltd	5,931	33
CK Hutchison Holdings Ltd	18,208	111
CK Infrastructure Holdings Ltd	61,500	326
CLP Holdings Ltd, Cl B	60,338	470
Galaxy Entertainment Group Ltd *	23,000	147
Hang Lung Properties Ltd	77,000	119
HKT Trust & HKT Ltd	399,000	465
Hong Kong & China Gas Co Ltd	595,999	516
Power Assets Holdings Ltd	68,474	359
Sino Land Co Ltd	28,000	34
SITC International Holdings Co Ltd	32,000	59

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Swire Properties Ltd	18,400	$45
Techtronic Industries Co Ltd	4,001	44
WH Group Ltd	477,329	254
Xinyi Glass Holdings Ltd	30,000	47

		3,252

Ireland — 0.0%
CRH PLC	3,263	180
Flutter Entertainment PLC *	818	165
James Hardie Industries PLC	2,747	73
Kerry Group PLC, Cl A	2,791	272
Kingspan Group PLC	608	40

		730

Israel — 0.1%
Azrieli Group Ltd	746	42
Bank Leumi Le-Israel BM	7,501	56
Check Point Software Technologies Ltd *	1,215	152
Elbit Systems Ltd	167	35
ICL Group Ltd	15,926	86
Nice Ltd *	842	172
Teva Pharmaceutical Industries Ltd ADR *	19,121	144
Tower Semiconductor Ltd *	4,148	153
Wix.com Ltd *	1,638	128

		968

Italy — 0.1%
Amplifon SpA	4,119	151
CNH Industrial NV	1,935	28
Davide Campari-Milano NV	7,301	101
DiaSorin SpA	1,085	113
Eni SpA	15,298	220
Ferrari NV	832	272
FinecoBank Banca Fineco SpA	4,628	62
Infrastrutture Wireless Italiane SpA	16,055	211
Intesa Sanpaolo SpA	23,072	60
Nexi SpA *	15,465	121
Poste Italiane SpA	8,102	88
Prysmian SpA	1,571	66
Recordati Industria Chimica e Farmaceutica SpA	2,099	100
Snam SpA	6,697	35
Stellantis NV	7,212	127
Terna - Rete Elettrica Nazionale	19,352	165
UniCredit SpA	3,777	88

		2,008

Japan — 0.9%
Advantest Corp	600	81
Aeon Co Ltd, Cl H	5,400	110
Aisin Corp	1,500	46
Ajinomoto Co Inc	8,000	318
ANA Holdings Inc *	3,500	83

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Asahi Group Holdings Ltd	2,400	$93
Asahi Intecc Co Ltd	2,900	57
Astellas Pharma Inc	6,600	98
Bandai Namco Holdings Inc	4,500	104
Brother Industries Ltd	9,300	136
Canon Inc	5,200	136
Capcom Co Ltd	4,100	162
Central Japan Railway Co	600	75
Chiba Bank Ltd/The, Cl B	7,300	44
Chubu Electric Power Co Inc	24,700	301
Chugai Pharmaceutical Co Ltd	2,500	71
Concordia Financial Group Ltd	15,100	59
CyberAgent Inc	13,100	96
Dai Nippon Printing Co Ltd	3,300	94
Daifuku Co Ltd	2,100	43
Dai-ichi Life Holdings Inc	2,300	44
Daiichi Sankyo Co Ltd	3,800	121
Daito Trust Construction Co Ltd	900	91
Daiwa House Industry Co Ltd	1,300	34
Daiwa House REIT Investment Corp ‡	42	80
Dentsu Group Inc	4,300	141
Disco Corp	600	95
East Japan Railway Co	1,200	66
Eisai Co Ltd	1,400	95
ENEOS Holdings Inc	70,100	241
Fast Retailing Co Ltd	702	180
FUJIFILM Holdings Corp	2,100	125
Fujitsu Ltd	400	52
GLP J-Reit ‡	44	43
Hakuhodo DY Holdings Inc	5,800	61
Hankyu Hanshin Holdings Inc	3,600	119
Hikari Tsushin Inc	1,400	201
Hirose Electric Co Ltd	682	91
Hitachi Construction Machinery Co Ltd	3,100	87
Hoya Corp	500	60
Ibiden Co Ltd	1,500	85
Idemitsu Kosan Co Ltd	8,998	180
Iida Group Holdings Co Ltd	3,400	57
Inpex Corp	12,100	133
ITOCHU Corp	3,700	147
Itochu Techno-Solutions Corp	3,700	94
Japan Airlines Co Ltd	5,500	119
Japan Exchange Group Inc	12,200	213
Japan Metropolitan Fund Invest, Cl A ‡	64	43
Japan Post Bank Co Ltd	14,500	113
Japan Post Holdings Co Ltd	13,200	95
Japan Real Estate Investment Corp ‡	12	46
Japan Tobacco Inc	6,700	147
JFE Holdings Inc	5,400	77
JSR Corp	1,900	55
Kansai Electric Power Co Inc/The	26,300	329
Kao Corp	1,800	65

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
KDDI Corp	12,600	$388
Keio Corp	2,500	79
Kikkoman Corp	900	51
Kintetsu Group Holdings Co Ltd	4,000	138
Kirin Holdings Co Ltd	4,100	60
Kobayashi Pharmaceutical Co Ltd	1,100	60
Kobe Bussan Co Ltd	2,600	67
Koei Tecmo Holdings Co Ltd	5,660	98
Koito Manufacturing Co Ltd	9,900	179
Komatsu Ltd	4,100	111
Konami Group Corp	2,000	105
Kose Corp	1,000	96
Kubota Corp	3,100	45
Kyocera Corp	2,400	130
Kyowa Kirin Co Ltd	4,100	76
Lasertec Corp	200	30
Lixil Corp	2,000	25
M3 Inc	1,900	41
Marubeni Corp	7,100	121
McDonald's Holdings Co Japan Ltd	5,223	203
MEIJI Holdings Co Ltd	4,800	107
Mitsubishi Chemical Group Corp, Cl B	8,100	49
Mitsui Fudosan Co Ltd	2,500	50
MonotaRO Co Ltd	2,000	26
NEC Corp	4,600	223
Nexon Co Ltd	3,800	73
Nintendo Co Ltd	3,040	138
Nippon Building Fund Inc ‡	13	51
Nippon Paint Holdings Co Ltd	5,400	45
Nippon Prologis REIT Inc ‡	40	80
Nippon Sanso Holdings Corp	2,600	56
Nippon Shinyaku Co Ltd	2,600	106
Nippon Steel Corp	4,300	90
Nippon Telegraph & Telephone Corp	252,500	298
Nippon Yusen KK	900	20
Nissan Chemical Corp	1,800	78
Nisshin Seifun Group Inc	4,815	59
Nissin Foods Holdings Co Ltd	2,000	165
Nitori Holdings	600	67
Nomura Holdings Inc	12,000	46
Nomura Real Estate Holdings Inc	8,400	199
Nomura Real Estate Master Fund Inc ‡	44	51
NTT Data Group Corp	5,300	74
Obic Co Ltd	400	64
Odakyu Electric Railway Co Ltd	3,500	47
Oji Holdings Corp	14,000	52
Olympus Corp	3,600	57
Ono Pharmaceutical Co Ltd	3,700	67
Oracle Corp Japan	1,200	89
Oriental Land Co Ltd/Japan	3,000	117
ORIX Corp	3,400	62
Osaka Gas Co Ltd	40,900	626

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Otsuka Corp	3,100	$121
Otsuka Holdings Co Ltd	2,600	95
Pan Pacific International Holdings Corp	19,300	345
Panasonic Holdings Corp	10,200	125
Rakuten Group Inc	7,600	26
Renesas Electronics Corp *	4,800	90
Rohm Co Ltd	700	66
SBI Holdings Inc	2,400	46
SCSK Corp	4,600	72
Secom Co Ltd	1,100	74
Seiko Epson Corp	9,600	150
Seven & i Holdings Co Ltd	3,600	155
SG Holdings Co Ltd	8,000	114
Sharp Corp/Japan	4,700	26
Shimadzu Corp	2,300	71
Shimano Inc	400	67
Shionogi & Co Ltd	1,600	67
Shiseido Co Ltd	1,900	86
Shizuoka Financial Group Inc	12,000	87
SoftBank Corp	18,300	195
SoftBank Group Corp	900	42
Sompo Holdings Inc	2,100	94
Sony Group Corp	800	72
Square Enix Holdings Co Ltd	3,200	149
Subaru Corp	3,700	70
SUMCO Corp	3,000	43
Sumitomo Chemical Co Ltd	39,700	120
Sumitomo Corp	6,500	138
Sumitomo Metal Mining Co Ltd	1,000	32
Suntory Beverage & Food Ltd	3,500	127
Sysmex Corp	1,000	68
T&D Holdings Inc	4,600	67
Taisei Corp	1,900	66
Takeda Pharmaceutical Co Ltd	4,318	135
TDK Corp	1,500	58
Terumo Corp	2,800	89
TIS Inc	3,300	83
Tobu Railway Co Ltd	5,000	134
Toho Co Ltd/Tokyo	4,200	160
Tokio Marine Holdings Inc	6,900	159
Tokyo Electric Power Co Holdings Inc *	43,300	159
Tokyo Gas Co Ltd	50,200	1,093
Tokyu Corp	7,000	84
Toray Industries Inc	10,000	56
Toshiba Corp	2,700	85
Tosoh Corp	12,700	150
Toyota Industries Corp	700	50
Toyota Motor Corp	8,800	141
Trend Micro Inc/Japan	3,300	159
Unicharm Corp	5,000	186
Welcia Holdings Co Ltd	5,700	119
West Japan Railway Co	3,400	141

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Yakult Honsha Co Ltd	2,100	$133
Yamaha Corp	1,100	42
Yamato Holdings Co Ltd	2,500	45
Yaskawa Electric Corp	1,400	64
Yokogawa Electric Corp	3,700	68
ZOZO Inc	1,800	37

		18,463

Jordan — 0.0%
Hikma Pharmaceuticals PLC	6,315	152

Luxembourg — 0.0%
Eurofins Scientific SE	1,432	91

Netherlands — 0.1%
ABN AMRO Bank NV	5,808	90
Adyen NV *	65	112
Aegon NV	14,434	73
Akzo Nobel NV	725	59
ArcelorMittal SA	2,187	60
ASM International NV	322	136
ASML Holding NV	209	151
DSM-Firmenich AG *	490	53
Heineken Holding NV	1,929	168
Heineken NV	1,761	181
ING Groep NV	6,781	91
JDE Peet's NV	6,548	195
Just Eat Takeaway.com NV *	2,362	36
Koninklijke Ahold Delhaize NV	6,728	229
Koninklijke KPN NV	43,321	155
Koninklijke Philips NV *	3,979	86
OCI NV	1,649	40
Prosus NV	898	66
Universal Music Group NV	5,777	128
Wolters Kluwer NV	1,366	173

		2,282

New Zealand — 0.0%
Auckland International Airport Ltd *	12,197	64
Fisher & Paykel Healthcare Corp Ltd	11,240	169
Meridian Energy Ltd	52,952	182
Spark New Zealand Ltd	101,554	317

		732

Norway — 0.0%
Aker BP ASA	6,322	148
Equinor ASA	6,962	203
Gjensidige Forsikring ASA	3,339	53
Kongsberg Gruppen ASA	3,110	142
Norsk Hydro ASA	18,290	109

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Telenor ASA	22,315	$227

		882

Portugal — 0.0%
EDP - Energias de Portugal SA	41,479	203
Galp Energia SGPS SA	27,201	318

		521

Singapore — 0.1%
CapitaLand Ascendas REIT ‡	28,900	58
CapitaLand Investment Ltd/Singapore	15,100	37
City Developments Ltd	10,200	51
Jardine Cycle & Carriage Ltd	9,100	234
Jardine Matheson Holdings Ltd	3,164	160
Oversea-Chinese Banking Corp Ltd	4,100	37
Sea Ltd ADR *	5,508	320
Singapore Exchange Ltd	7,100	51
Singapore Technologies Engineering Ltd	26,600	73
Singapore Telecommunications Ltd	252,100	467
Venture Corp Ltd	25,300	276

		1,764

South Korea — 0.0%
Delivery Hero SE *	1,113	49

Spain — 0.1%
Acciona SA	722	122
ACS Actividades de Construccion y Servicios SA	1,954	69
Aena SME SA	513	83
Amadeus IT Group SA, Cl A *	1,707	130
Banco Santander SA	14,314	53
CaixaBank SA	13,416	55
Cellnex Telecom SA	4,726	191
Corp ACCIONA Energias Renovables SA	3,758	125
EDP Renovaveis SA	7,361	147
Enagas SA	5,761	113
Endesa SA	8,563	184
Ferrovial SE	2,453	77
Grifols SA	12,839	164
Iberdrola SA	10,170	133
Industria de Diseno Textil SA	6,407	248
Repsol SA, Cl A	13,993	203
Telefonica SA	41,335	168

		2,265

Sweden — 0.1%
Atlas Copco AB, Cl A	1,380	20
Boliden AB	2,335	67
Embracer Group AB, Cl B *	38,931	97
Epiroc AB, Cl A	6,391	121
EQT AB	2,299	44

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Evolution AB	948	$120
Getinge AB, Cl B	3,429	60
Hexagon AB, Cl B	6,475	80
Holmen AB, Cl B	3,015	108
Indutrade AB	8,779	197
L E Lundbergforetagen AB, Cl B	4,595	195
Nibe Industrier AB, Cl B	13,845	131
Nordea Bank Abp, Cl A	6,982	76
Skandinaviska Enskilda Banken AB, Cl A	5,484	61
SKF AB, Cl B	7,979	139
Svenska Cellulosa AB SCA, Cl B	8,996	115
Svenska Handelsbanken AB, Cl A	7,194	60
Swedbank AB, Cl A	3,925	66
Swedish Orphan Biovitrum AB *	5,208	102
Tele2 AB, Cl B	24,535	202
Telefonaktiebolaget LM Ericsson, Cl B	24,467	132
Telia Co AB	107,041	234

		2,427

Switzerland — 0.2%
Adecco Group AG	1,187	39
Alcon Inc	2,354	195
Bachem Holding AG, Cl B	1,569	137
Baloise Holding AG	496	73
Barry Callebaut AG	104	201
BKW AG	2,261	399
Chocoladefabriken Lindt & Spruengli AG	1	124
Cie Financiere Richemont SA, Cl A	745	126
Geberit AG	215	112
Givaudan SA	26	86
Holcim AG	1,540	104
Logitech International SA	1,488	89
Lonza Group AG	296	176
Nestle SA	1,850	223
Novartis AG	1,266	127
Partners Group Holding AG	76	72
Roche Holding AG	484	159
Schindler Holding AG	179	40
SGS SA	1,025	97
SIG Group AG	4,394	121
Sika AG	195	56
Sonova Holding AG	526	140
Straumann Holding AG	960	156
Swatch Group AG/The, Cl B	251	73
Swiss Life Holding AG	180	105
Swiss Prime Site AG	588	51
Swisscom AG	729	455
Temenos AG	2,087	166
UBS Group AG	4,371	88
VAT Group AG	332	137
Zurich Insurance Group AG	87	41

		4,168

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
United Kingdom — 0.3%
Admiral Group PLC	2,390	$63
Antofagasta PLC	6,096	113
Associated British Foods PLC	7,753	196
AstraZeneca PLC	1,035	148
Auto Trader Group PLC	23,673	184
Barratt Developments PLC	6,905	36
Berkeley Group Holdings PLC	1,223	61
BP PLC	46,411	270
British American Tobacco PLC	4,565	151
BT Group PLC, Cl A	104,801	163
Bunzl PLC	3,000	114
Burberry Group PLC	2,683	72
Coca-Cola Europacific Partners PLC	3,518	227
Coca-Cola HBC AG	4,673	139
Compass Group PLC	3,169	89
DCC PLC	732	41
Diageo PLC	2,888	124
Experian PLC	1,157	44
GSK PLC	4,891	86
Haleon PLC	22,671	93
Halma PLC	5,482	159
Hargreaves Lansdown PLC	4,638	48
HSBC Holdings PLC	17,725	140
Imperial Brands PLC	5,956	132
InterContinental Hotels Group PLC	861	60
J Sainsbury PLC	54,025	185
Johnson Matthey PLC	2,742	61
Kingfisher PLC	15,739	46
Land Securities Group PLC ‡	4,420	32
London Stock Exchange Group PLC	585	62
Mondi PLC	5,822	89
National Grid PLC	16,672	221
NMC Health PLC *	12,179	—
Ocado Group PLC *	7,660	55
Pearson PLC	15,564	163
Persimmon PLC	2,512	33
Phoenix Group Holdings PLC	7,887	53
Prudential PLC	1,980	28
Reckitt Benckiser Group PLC	1,696	128
RELX PLC	3,034	101
Rentokil Initial PLC	12,011	94
Rolls-Royce Holdings PLC *	19,553	38
Sage Group PLC/The	12,410	146
Segro PLC ‡	3,917	36
Severn Trent PLC	3,984	130
Shell PLC	10,804	322
Smith & Nephew PLC	9,612	155
Smiths Group PLC	3,056	64
Smurfit Kappa Group PLC	3,889	130
SSE PLC	6,499	152
Taylor Wimpey PLC	153,902	201

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Tesco PLC	17,126	$54
United Utilities Group PLC, Cl B	16,150	197
Vodafone Group PLC	157,079	148
Whitbread PLC	1,289	56
WPP PLC	14,932	156

		6,289

United States — 0.0%
CyberArk Software Ltd *	1,176	184

Total Foreign Common Stock
(Cost $66,192) ($ Thousands)		71,491

EXCHANGE TRADED FUND — 0.7%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	14,094

Total Exchange Traded Fund
(Cost $14,921) ($ Thousands)		14,094

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 0.1%^
Consumer Discretionary — 0.1%
Toyota Motor
3.419%, 07/20/2023 ^	$500	499

Energy — 0.0%
CNOOC Petroleum North America ULC
5.875%, 03/10/2035 ^	100	105

Financials — 0.0%
Landwirtschaftliche Rentenbank
2.000%, 01/13/2025 ^	250	238
Toronto-Dominion Bank MTN
3.500%, 07/19/2023 ^	250	250

		488

Total Corporate Obligations
(Cost $1,108) ($ Thousands)		1,092

	Shares
PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE (C)	2,071	125

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Health Care — 0.0%
Sartorius AG (C)	230	$79

Total Preferred Stock
(Cost $214) ($ Thousands)		204

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	422	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 68.5%
(Cost $1,403,484) ($ Thousands)		$1,385,090

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	2,334	Sep-2023	$183,855	$180,489	$(1,068)
Australian 3-Year Bond	132	Sep-2023	9,517	9,281	(44)
Brent Crude	76	Jul-2023	5,692	5,731	39
Brent Crude^	127	Aug-2023	9,485	9,563	78
Brent Crude^	6	Oct-2023	448	450	2
CAC40 10 Euro Index	19	Jul-2023	1,503	1,536	39
Canadian 10-Year Bond	1,088	Sep-2023	99,033	100,746	(856)
Coffee C^	1	Dec-2023	61	59	(2)
Coffee C	107	Sep-2023	7,295	6,380	(916)
Copper	10	Sep-2023	947	940	(7)
Corn^	406	Sep-2023	11,862	9,917	(1,945)
Corn	18	Dec-2023	494	445	(49)
Cotton No. 2^	35	Dec-2023	1,437	1,407	(30)
DAX Index	22	Sep-2023	9,591	9,764	26
Euro STOXX 50	597	Sep-2023	28,235	28,834	318
Euro-Bobl	873	Sep-2023	109,767	110,207	(1,400)
Euro-BTP	260	Sep-2023	32,400	32,936	(21)
Euro-BTP	142	Sep-2023	17,596	17,988	97
Euro-Bund	301	Sep-2023	43,573	43,919	(370)
Euro-Buxl	195	Sep-2023	28,789	29,699	472
Euro-OAT	171	Sep-2023	23,735	23,954	(176)
Euro-Schatz	31	Sep-2023	3,547	3,546	(4)
Feeder Cattle^	5	Oct-2023	607	631	24
Feeder Cattle^	8	Sep-2023	967	1,003	36
Feeder Cattle^	13	Aug-2023	1,488	1,609	121
FTSE 100 Index	393	Sep-2023	37,557	37,680	(291)
FTSE MIB Index	154	Sep-2023	23,056	23,827	557
FTSE Taiwan Index	224	Jul-2023	12,973	12,943	(30)
FTSE/JSE Top 40 Index	112	Sep-2023	4,353	4,211	(67)
Gasoline^	6	Sep-2023	543	559	16
Gasoline	16	Jul-2023	1,657	1,710	53
Gasoline	60	Aug-2023	6,062	6,206	144
Gold	155	Aug-2023	31,544	29,906	(1,638)
Gold^	1	Dec-2023	197	197	–
Hang Seng China Enterprises Index	270	Jul-2023	11,042	10,944	(93)
Hang Seng Index	124	Jul-2023	14,915	14,879	(26)
IBEX	109	Jul-2023	10,927	11,357	324
Japanese 10-Year Bond	283	Sep-2023	300,070	290,861	897
Japanese 10-Year Government Bond E-MINI	1,117	Sep-2023	118,419	114,749	271
KC HRW Wheat	35	Sep-2023	1,469	1,400	(69)
KOSPI 200 Index	216	Sep-2023	14,258	13,954	(168)
Lean Hogs^	54	Aug-2023	1,970	2,000	31
Lean Hogs^	5	Dec-2023	153	150	(3)
Live Cattle^	66	Aug-2023	4,310	4,677	368
Live Cattle^	12	Dec-2023	858	881	23
LME Copper^	144	Sep-2023	30,827	29,941	(886)
LME Lead	23	Sep-2023	1,192	1,209	17
LME Nickel	15	Sep-2023	2,031	1,846	(185)
LME Primary Aluminum^	1	Dec-2023	55	55	–
LME Primary Aluminum	57	Sep-2023	3,237	3,060	(177)
LME Zinc	31	Sep-2023	1,985	1,852	(134)
Long Gilt 10-Year Bond	274	Sep-2023	32,397	33,198	20
Long Gilt 10-Year Bond	759	Sep-2023	90,617	91,960	(1,110)
Low Sulphur Gasoil^	7	Dec-2023	495	484	(11)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Low Sulphur Gasoil	52	Sep-2023	$3,619	$3,644	$25
Low Sulphur Gasoil	18	Aug-2023	1,236	1,265	28
Mexican Bolsa Index	9	Sep-2023	289	288	(2)
MSCI Emerging Markets	1,149	Sep-2023	57,947	57,329	(618)
Natural Gas	56	Aug-2023	1,442	1,553	111
Natural Gas^	38	Oct-2023	1,239	1,220	(18)
Natural Gas	25	Jul-2023	681	700	18
NY Harbor ULSD	7	Jul-2023	695	720	25
NY Harbor ULSD^	40	Aug-2023	4,055	4,103	48
NY Harbor ULSD^	5	Nov-2023	504	508	5
NYMEX Cocoa^	38	Sep-2023	1,164	1,274	110
NYMEX Cocoa	22	Dec-2023	714	740	26
OMX Stockholm 30	556	Jul-2023	12,079	11,923	(49)
Russell 2000 Index E-MINI	1,117	Sep-2023	106,119	106,322	202
S&P 500 Index E-MINI	1,628	Sep-2023	353,556	365,344	11,788
S&P Mid Cap 400 Index E-MINI	86	Sep-2023	22,174	22,739	565
S&P TSX 60 Index	95	Sep-2023	17,044	17,497	307
SGX Nifty 50	419	Jul-2023	15,860	16,156	296
Silver	90	Sep-2023	10,588	10,359	(229)
Soybean	237	Nov-2023	14,921	15,918	997
Soybean Meal	10	Dec-2023	432	397	(35)
Soybean Meal	220	Dec-2023	8,417	8,741	324
Soybean Oil	162	Dec-2023	5,018	5,732	714
SPI 200 Index	202	Sep-2023	24,203	24,072	206
Sugar No. 11	496	Sep-2023	13,783	12,660	(1,123)
TOPIX Index	447	Sep-2023	70,921	70,760	2,060
U.S. 2-Year Treasury Note	1,396	Oct-2023	287,802	283,868	(3,934)
U.S. 5-Year Treasury Note	2,437	Sep-2023	265,901	260,988	(4,913)
U.S. 10-Year Treasury Note	2,746	Sep-2023	313,226	308,281	(4,945)
U.S. Long Treasury Bond	267	Sep-2023	33,870	33,884	14
U.S. Long Treasury Bond	608	Sep-2023	77,347	77,159	(188)
U.S. Ultra Long Treasury Bond	228	Sep-2023	30,747	31,058	311
Wheat	16	Dec-2023	579	535	(44)
Wheat^	28	Sep-2023	991	911	(80)
WTI Crude Oil	6	Nov-2023	417	422	5
WTI Crude Oil^	99	Aug-2023	6,893	7,007	115
			3,157,566	3,143,807	(5,681)
Short Contracts
Aluminum^	(5)	Oct-2023	$(282)	$(269)	$13
DAX Index	(14)	Sep-2023	(6,148)	(6,213)	(75)
FTSE KLCI	(1)	Jul-2023	(15)	(15)	–
MSCI Singapore Index	(115)	Jul-2023	(2,454)	(2,455)	(3)
OMX Stockholm 30	(365)	Jul-2023	(7,900)	(7,827)	(18)
Platinum^	(1)	Jun-2024	(14)	(14)	–
SET 50	(401)	Sep-2023	(2,045)	(2,069)	(28)
WTI Crude Oil	(129)	Jul-2023	(8,968)	(9,113)	(145)
			(27,826)	(27,975)	(256)
			$3,129,740	$3,115,832	$(5,937)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	08/30/23	GBP	26,000	USD	33,066	$10
BNP Paribas	07/28/23	HKD	287	USD	37	—
BNYMellon	07/28/23	EUR	32	USD	35	—
BNYMellon	07/28/23	GBP	5,010	USD	6,390	20

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNYMellon	07/28/23	AUD	5,640	USD	3,787	$30
BNYMellon	07/28/23	CAD	9,170	USD	6,970	36
BNYMellon	07/28/23	HKD	26,290	USD	3,358	1
BNYMellon	07/28/23	JPY	2,639,080	USD	18,474	127
Citigroup	09/20/23	USD	45	SGD	61	—
Citigroup	09/20/23	PLN	558	USD	136	(1)
Citigroup	09/20/23	USD	1,036	TWD	31,500	(22)
Citigroup	09/20/23	USD	1,196	COP	5,350,000	62
Citigroup	09/20/23	USD	332	IDR	4,999,857	—
Citigroup	09/20/23	USD	939	IDR	14,000,143	(7)
Citigroup	09/20/23	SGD	2,109	USD	1,569	5
Citigroup	09/20/23	BRL	38	USD	8	—
Citigroup	09/20/23	BRL	2,301	USD	458	(13)
Citigroup	09/20/23	USD	2,563	EUR	2,349	10
Citigroup	09/20/23	USD	1,421	EUR	1,293	(5)
Citigroup	09/20/23	USD	1,124	CLP	918,254	10
Citigroup	09/20/23	USD	3,426	CLP	2,754,763	(25)
Citigroup	09/20/23	ILS	3,519	USD	957	5
Citigroup	09/20/23	ILS	1,142	USD	307	(2)
Citigroup	09/20/23	USD	4,788	CZK	106,032	66
Citigroup	09/20/23	USD	46	CZK	1,000	(1)
Citigroup	09/20/23	USD	4,944	HUF	1,765,496	119
Citigroup	09/20/23	USD	72	HUF	25,000	(1)
Citigroup	09/20/23	CNH	4,982	USD	706	16
Citigroup	09/20/23	CNH	1,827	USD	253	—
Citigroup	09/20/23	USD	4,249	ZAR	83,379	129
Citigroup	09/20/23	USD	2,999	ZAR	56,000	(59)
Citigroup	09/20/23	USD	9,498	PLN	40,086	331
Citigroup	09/20/23	USD	15	PLN	60	—
Citigroup	09/20/23	USD	11,474	BRL	58,005	374
Citigroup	09/20/23	USD	734	BRL	3,558	(8)
Citigroup	09/20/23	USD	13,741	CNH	96,673	(355)
Citigroup	09/20/23	GBP	1,445	USD	1,848	11
Citigroup	09/20/23	GBP	17,146	USD	21,330	(469)
Citigroup	09/20/23	USD	20,197	INR	1,675,125	161
Citigroup	09/20/23	USD	547	INR	45,000	(1)
Citigroup	09/20/23	USD	21,460	MXN	386,703	736
Citigroup	09/20/23	USD	10,655	KRW	14,014,441	32
Citigroup	09/20/23	USD	13,233	KRW	17,114,441	(182)
Citigroup	09/20/23	MXN	12,340	USD	711	2
Citigroup	09/20/23	MXN	14,660	USD	840	(2)
Citigroup	09/20/23	ZAR	29,000	USD	1,539	16
Citigroup	09/20/23	PHP	50,000	USD	888	(15)
Citigroup	09/20/23	CZK	52,500	USD	2,374	(30)
Citigroup	09/20/23	EUR	2,137	USD	2,350	9
Citigroup	09/20/23	EUR	93,678	USD	100,852	(1,766)
Citigroup	09/20/23	HUF	95,000	USD	273	—
Citigroup	09/20/23	HUF	270,000	USD	763	(11)
Citigroup	09/20/23	CLP	536,424	USD	666	3

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/20/23	CLP	63,576	USD	78	$(1)
Citigroup	09/20/23	KRW	961,429	USD	739	6
Citigroup	09/20/23	KRW	2,938,571	USD	2,235	(6)
JPMorgan Chase Bank	07/28/23	JPY	6,249	USD	43	—
JPMorgan Chase Bank	09/20/23	USD	45	SGD	61	—
JPMorgan Chase Bank	09/20/23	PLN	558	USD	136	(1)
JPMorgan Chase Bank	09/20/23	USD	1,036	TWD	31,500	(21)
JPMorgan Chase Bank	09/20/23	USD	1,196	COP	5,350,000	62
JPMorgan Chase Bank	09/20/23	USD	332	IDR	4,999,857	—
JPMorgan Chase Bank	09/20/23	USD	939	IDR	14,000,143	(7)
JPMorgan Chase Bank	09/20/23	SGD	2,109	USD	1,569	6
JPMorgan Chase Bank	09/20/23	BRL	38	USD	8	—
JPMorgan Chase Bank	09/20/23	BRL	2,301	USD	458	(12)
JPMorgan Chase Bank	09/20/23	USD	2,563	EUR	2,349	11
JPMorgan Chase Bank	09/20/23	USD	729	EUR	663	(3)
JPMorgan Chase Bank	09/20/23	USD	1,124	CLP	918,254	10
JPMorgan Chase Bank	09/20/23	USD	3,426	CLP	2,754,763	(25)
JPMorgan Chase Bank	09/20/23	ILS	3,519	USD	957	6
JPMorgan Chase Bank	09/20/23	ILS	1,142	USD	307	(1)
JPMorgan Chase Bank	09/20/23	USD	4,788	CZK	106,032	67
JPMorgan Chase Bank	09/20/23	USD	46	CZK	1,000	—
JPMorgan Chase Bank	09/20/23	USD	4,944	HUF	1,765,496	120
JPMorgan Chase Bank	09/20/23	USD	72	HUF	25,000	(1)
JPMorgan Chase Bank	09/20/23	CNH	4,982	USD	706	17
JPMorgan Chase Bank	09/20/23	CNH	1,827	USD	253	—
JPMorgan Chase Bank	09/20/23	USD	4,249	ZAR	83,379	130
JPMorgan Chase Bank	09/20/23	USD	2,999	ZAR	56,000	(58)
JPMorgan Chase Bank	09/20/23	USD	9,498	PLN	40,086	332
JPMorgan Chase Bank	09/20/23	USD	15	PLN	60	—
JPMorgan Chase Bank	09/20/23	USD	11,474	BRL	58,005	374
JPMorgan Chase Bank	09/20/23	USD	734	BRL	3,558	(7)
JPMorgan Chase Bank	09/20/23	GBP	12,705	USD	15,798	(355)
JPMorgan Chase Bank	09/20/23	USD	13,741	CNH	96,673	(355)
JPMorgan Chase Bank	09/20/23	USD	20,197	INR	1,675,125	162
JPMorgan Chase Bank	09/20/23	USD	547	INR	45,000	—
JPMorgan Chase Bank	09/20/23	USD	21,460	MXN	386,703	736
JPMorgan Chase Bank	09/20/23	USD	10,656	KRW	14,014,440	31
JPMorgan Chase Bank	09/20/23	USD	13,233	KRW	17,114,441	(181)
JPMorgan Chase Bank	09/20/23	MXN	12,340	USD	711	3
JPMorgan Chase Bank	09/20/23	MXN	14,660	USD	840	(1)
JPMorgan Chase Bank	09/20/23	ZAR	29,000	USD	1,539	17
JPMorgan Chase Bank	09/20/23	PHP	50,000	USD	888	(15)
JPMorgan Chase Bank	09/20/23	CZK	52,500	USD	2,374	(29)
JPMorgan Chase Bank	09/20/23	EUR	1,161	USD	1,273	1
JPMorgan Chase Bank	09/20/23	EUR	81,290	USD	87,514	(1,534)
JPMorgan Chase Bank	09/20/23	HUF	95,000	USD	273	—
JPMorgan Chase Bank	09/20/23	HUF	270,000	USD	763	(11)
JPMorgan Chase Bank	09/20/23	CLP	536,424	USD	666	4
JPMorgan Chase Bank	09/20/23	CLP	63,576	USD	78	—

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/20/23	KRW	961,429	USD	739	$6
JPMorgan Chase Bank	09/20/23	KRW	2,938,571	USD	2,235	(6)
State Street	07/28/23	CHF	3,640	USD	4,084	2
State Street	07/28/23	EUR	17,290	USD	18,990	100
State Street	08/30/23	EUR	33,500	USD	36,603	(54)
						$(1,135)

A list of open OTC swap agreements held by the Fund at June 30, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	TAIEX FUTURES JUL23	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/19/2023	TWD	$8,015	$7,762	$–	$(253)
JPMorgan Chase	AEX INDEX FUTURE SWAP - JUL23	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	07/21/2023	EUR	(7,508)	(7,612)	–	(104)
Bank of America	HSCEI FUTURES SWAP JUN23	POSITIVE PRICE RETURN	ASSET RETURN	At Maturity	07/28/2023	HKD	12,357	12,241	–	(116)
JPMorgan Chase	HSCEI FUTURES SWAP JUN23	POSITIVE PRICE RETURN	ASSET RETURN	At Maturity	07/28/2023	HKD	12,157	12,120	–	(37)
Bank of America	BOVESPA INDEX FUTURE AUG23	POSITIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	08/16/2023	BRL	9,662	9,690	–	29
Bank of America	KOSPI 200 INDEX FUTURE SEP23	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	09/14/2023	KRW	2,833	2,778	–	(55)
JPMorgan Chase	KOSPI 200 INDEX FUTURE SEP23	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	09/14/2023	KRW	1,651	1,615	–	(36)
Bank of America	WIG 20 INDEX FUTURE SWAP - SEP23	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	09/15/2023	PLN	200	201	–	1
Bank of America	SWISS MARKET INDEX FUTURE	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	09/15/2023	CHF	9,409	9,496	–	87
Citibank	MSCI INTERNATIONAL SINGAPORE NET INDEX	ASSET RETURN	SIBCSORA INDEX	Monthly	09/20/2023	SGD	1,183	9	–	9
Citibank	MSCI INTERNATIONAL SWEDEN NET INDEX	ASSET RETURN	STBB1M INDEX	Monthly	09/20/2023	SEK	13,783	10	–	10
Citibank	MSCI INTERNATIONAL MEXICO NET RETURN INDEX	MXIBTIIE INDEX	ASSET RETURN	Monthly	09/20/2023	MXN	144	–	–	–
Bank of America	TEL AVIV 35 INDEX	TELBOR01 INDEX	ASSET RETURN	Monthly	09/20/2023	ILS	1,204	(13)	–	(13)
Citibank	MSCI INTERNATIONAL UNITED KINGDOM NET INDEX	SONIO/N INDEX	ASSET RETURN	Monthly	09/20/2023	GBP	86	(1)	–	(1)
Citibank	MSCI INTERNATIONAL NETHERLANDS NET INDEX	ASSET RETURN	ESTRON INDEX	Monthly	09/20/2023	EUR	1,337	8	–	8
Citibank	MSCI INTERNATIONAL ITALY NET INDEX	ESTRON INDEX	ASSET RETURN	Monthly	09/20/2023	EUR	1,631	50	–	50
Citibank	MSCI INTERNATIONAL SOUTH AFRICA NET INDEX	JIBA1M INDEX	ASSET RETURN	Monthly	09/20/2023	ZAR	10,496	(12)	–	(12)
Citibank	MSCI INTERNATIONAL CANADA NET INDEX	ASSET RETURN	CDOR01 INDEX	Monthly	09/20/2023	CAD	1,793	(14)	–	(14)
Bank of America	FTSE/JSE SHAREHOLDER WEIGHTED TOP 40 INDEX FUTURE	POSITIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	09/21/2023	ZAR	35	35	–	–
								$48,363	$–	$(447)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Accumulation Fund (Concluded)

Percentages are based on Net Assets of $2,021,759 ($ Thousands).
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2023.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $54,516 ($ Thousands), representing 2.7% of the Net Assets of the Fund.

(C)	No interest rate available.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 52.8%
Communication Services — 4.0%
Altice France
5.500%, 10/15/2029 (A)	$689	$493
Altice France Holding
10.500%, 05/15/2027 (A)	2,090	1,266
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	290	204
AT&T
4.350%, 03/01/2029	700	673
3.500%, 06/01/2041	350	269
2.750%, 06/01/2031	375	316
2.550%, 12/01/2033	1,428	1,122
2.300%, 06/01/2027	1,009	907
1.650%, 02/01/2028	875	752
Bharti Airtel
3.250%, 06/03/2031 (A)	1,360	1,174
CCO Holdings
4.750%, 02/01/2032 (A)	1,625	1,325
4.500%, 05/01/2032	790	631
Charter Communications Operating
5.125%, 07/01/2049	200	157
4.908%, 07/23/2025	3,200	3,138
4.400%, 04/01/2033	450	395
3.750%, 02/15/2028	650	596
Cinemark USA
5.875%, 03/15/2026 (A)	1,025	972
DISH DBS
5.875%, 11/15/2024	890	779
5.750%, 12/01/2028 (A)	480	357
5.250%, 12/01/2026 (A)	580	465
Gannett Holdings
6.000%, 11/01/2026 (A)	250	211
iHeartCommunications
8.375%, 05/01/2027	830	553
Intelsat Jackson Holdings (Escrow Security)
9.750%, 07/15/2025 (A)(B)(C)	650	–
5.500%, 08/01/2023 (B)(C)	1,747	–
Mauritius Investments
6.500%, 10/13/2026 (A)	2,470	2,431
Meta Platforms
3.850%, 08/15/2032	875	813
3.500%, 08/15/2027	950	902
Millicom International Cellular
6.250%, 03/25/2029 (A)	297	266
4.500%, 04/27/2031 (A)	219	169
Scripps Escrow
5.875%, 07/15/2027 (A)	1,015	822
Sinclair Television Group
5.125%, 02/15/2027 (A)	495	419
Telecom Argentina
8.500%, 08/06/2025 (A)	27	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
4.500%, 04/15/2050	$1,516	$1,301
Townsquare Media
6.875%, 02/01/2026 (A)	902	863
Turk Telekomunikasyon
6.875%, 02/28/2025 (A)	330	312
Urban One
7.375%, 02/01/2028 (A)	1,120	976
Verizon Communications
2.100%, 03/22/2028	515	452
Vmed O2 UK Financing I
4.750%, 07/15/2031 (A)	490	407
VTR Comunicaciones
5.125%, 01/15/2028 (A)	676	352
Ziff Davis
4.625%, 10/15/2030 (A)	670	580
ZipRecruiter
5.000%, 01/15/2030 (A)	200	170

		28,016

Consumer Discretionary — 7.6%
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	660	670
Allen Media
10.500%, 02/15/2028 (A)	1,060	546
Altice Financing
5.000%, 01/15/2028 (A)	735	587
Asbury Automotive Group
5.000%, 02/15/2032 (A)	280	244
4.625%, 11/15/2029 (A)	505	448
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	650	637
Bath & Body Works
6.625%, 10/01/2030 (A)	220	212
5.250%, 02/01/2028	710	675
BorgWarner
5.000%, 10/01/2025 (A)	560	550
Boyne USA
4.750%, 05/15/2029 (A)	1,140	1,027
Caesars Entertainment
7.000%, 02/15/2030 (A)	1,100	1,105
CalAtlantic Group
5.250%, 06/01/2026	330	309
Carnival
10.500%, 06/01/2030 (A)	380	403
5.750%, 03/01/2027 (A)	820	755
4.000%, 08/01/2028 (A)	490	434
Carriage Services
4.250%, 05/15/2029 (A)	440	379
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	441	408

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clarios Global
8.500%, 05/15/2027 (A)	$640	$641
CSC Holdings
11.250%, 05/15/2028 (A)	980	950
7.500%, 04/01/2028 (A)	930	530
6.500%, 02/01/2029 (A)	620	501
5.750%, 01/15/2030 (A)	1,003	474
Dealer Tire
8.000%, 02/01/2028 (A)	1,734	1,580
Diamond Sports Group
6.625%, 08/15/2027 (A)(C)	500	13
5.375%, 08/15/2026 (A)(C)	330	11
DirecTV Financing
5.875%, 08/15/2027 (A)	3,140	2,844
Expedia Group
4.625%, 08/01/2027	647	627
Foot Locker
4.000%, 10/01/2029 (A)	420	316
Ford Motor
6.100%, 08/19/2032	990	959
3.250%, 02/12/2032	2,391	1,881
Ford Motor Credit
4.950%, 05/28/2027	1,019	961
3.625%, 06/17/2031	900	738
Foundation Building Materials
6.000%, 03/01/2029 (A)	1,240	1,035
Full House Resorts
8.250%, 02/15/2028 (A)	550	515
General Motors
5.950%, 04/01/2049	36	33
4.000%, 04/01/2025	250	243
General Motors Financial
5.650%, 01/17/2029	175	172
Getty Images
9.750%, 03/01/2027 (A)	720	711
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	172
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	1,010	896
KB Home
7.250%, 07/15/2030	545	552
Las Vegas Sands
3.200%, 08/08/2024	440	426
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,205	1,031
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	1,055	838
Marriott Ownership Resorts
4.500%, 06/15/2029 (A)	280	242
Match Group Holdings II
5.000%, 12/15/2027 (A)	190	176
3.625%, 10/01/2031 (A)	385	317

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
McClatchy
11.000%, 07/15/2027 (A)	$411	$442
Mclaren Finance
7.500%, 08/01/2026 (A)	940	799
MDC Holdings
6.000%, 01/15/2043	180	162
Melco Resorts Finance
5.375%, 12/04/2029 (A)	420	347
4.875%, 06/06/2025 (A)	200	191
MercadoLibre
3.125%, 01/14/2031	640	510
Metis Merger Sub
6.500%, 05/15/2029 (A)	287	248
Michaels
7.875%, 05/01/2029 (A)	530	357
Mohegan Tribal Gaming Authority
13.250%, 12/15/2027 (A)	960	1,018
NCL
5.875%, 03/15/2026 (A)	1,390	1,300
Newell Brands
6.000%, 04/01/2046	536	424
5.875%, 04/01/2036	100	83
4.700%, 04/01/2026	380	357
4.000%, 12/01/2024	300	288
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	400	225
Penske Automotive Group
3.750%, 06/15/2029	848	732
PM General Purchaser
9.500%, 10/01/2028 (A)	890	871
QVC
5.450%, 08/15/2034	60	29
4.375%, 09/01/2028	610	351
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	650	707
11.500%, 06/01/2025 (A)	158	168
9.250%, 01/15/2029 (A)	250	266
Sally Holdings
5.625%, 12/01/2025	970	957
Sands China
5.900%, 08/08/2028	240	229
5.625%, 08/08/2025	200	195
3.750%, 08/08/2031	200	162
3.350%, 03/08/2029	200	167
2.800%, 03/08/2027	230	200
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)	1,301	1,165
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	1,592	1,504
SRS Distribution
6.125%, 07/01/2029 (A)	1,031	890

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
StoneMor
8.500%, 05/15/2029 (A)		$520	$439
TKC Holdings
6.875%, 05/15/2028 (A)		200	176
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	375	376
Upbound Group
6.375%, 02/15/2029 (A)		$550	488
Viking Cruises
13.000%, 05/15/2025 (A)		60	63
9.125%, 07/15/2031 (A)		480	485
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)		230	210
VOC Escrow
5.000%, 02/15/2028 (A)		610	560
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		685	552
Wheel Bidco
6.750%, 07/15/2026 (A)	GBP	610	619
Winnebago Industries
6.250%, 07/15/2028 (A)		$340	333
Wynn Macau
4.875%, 10/01/2024 (A)		1,670	1,628
Wynn Resorts Finance
7.125%, 02/15/2031 (A)		260	258
Yum! Brands
4.750%, 01/15/2030 (A)		454	425
ZF North America Capital
7.125%, 04/14/2030 (A)		160	163
4.750%, 04/29/2025 (A)		400	390

			52,283

Consumer Staples — 1.3%
Altria Group
2.350%, 05/06/2025		425	400
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029		1,506	1,499
Bellis Acquisition
3.250%, 02/16/2026 (A)	GBP	200	212
Constellation Brands
3.150%, 08/01/2029		$600	541
Darling Ingredients
6.000%, 06/15/2030 (A)		940	918
FAGE International
5.625%, 08/15/2026 (A)		660	622
H-Food Holdings
8.500%, 06/01/2026 (A)		1,090	431
Kraft Heinz Foods
4.375%, 06/01/2046		1,671	1,420
Performance Food Group
5.500%, 10/15/2027 (A)		450	434

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Post Holdings
4.625%, 04/15/2030 (A)	$429	$376
Prosperous Ray
4.625%, 11/12/2023	300	298
US Foods
4.750%, 02/15/2029 (A)	1,171	1,072
4.625%, 06/01/2030 (A)	580	520

		8,743

Energy — 7.5%
Berry Petroleum
7.000%, 02/15/2026 (A)	1,200	1,110
Blue Racer Midstream
7.625%, 12/15/2025 (A)	570	576
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027	850	836
Chord Energy Corp
6.375%, 06/01/2026 (A)	820	813
Civitas Resources
8.375%, 07/01/2028 (A)	350	354
5.000%, 10/15/2026 (A)	475	448
CNX Midstream Partners
4.750%, 04/15/2030 (A)	430	365
CQP Holdco
5.500%, 06/15/2031 (A)	1,605	1,431
DCP Midstream Operating
6.750%, 09/15/2037 (A)	302	320
Devon Energy
5.850%, 12/15/2025	1,021	1,029
Earthstone Energy Holdings
9.875%, 07/15/2031 (A)	490	484
Ecopetrol
6.875%, 04/29/2030	1,010	921
Energy Transfer
9.349%, ICE LIBOR USD 3 Month + 4.028%(D)(E)	230	206
7.125%, H15T5Y + 5.306%(D)(E)	220	187
4.200%, 09/15/2023	1,393	1,388
EQM Midstream Partners
7.500%, 06/01/2030 (A)	330	334
Genesis Energy
8.875%, 04/15/2030	440	430
Global Partners
6.875%, 01/15/2029	545	506
GNL Quintero
4.634%, 07/31/2029	306	297
Hess Midstream Operations
5.500%, 10/15/2030 (A)	325	301
Hilcorp Energy I
6.250%, 04/15/2032 (A)	420	374
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	1,190	1,196

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 01/15/2027 (A)	$1,000	$952
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	400	379
Kinetik Holdings
5.875%, 06/15/2030 (A)	775	737
Marathon Petroleum
3.800%, 04/01/2028	325	302
Matador Resources
6.875%, 04/15/2028 (A)	770	762
MEG Energy
7.125%, 02/01/2027 (A)	620	630
5.875%, 02/01/2029 (A)	110	103
MPLX
4.800%, 02/15/2029	250	241
4.000%, 03/15/2028	950	895
Nabors Industries
7.375%, 05/15/2027 (A)	2,542	2,419
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	800	799
Noble Finance II
8.000%, 04/15/2030 (A)	755	768
Northern Oil and Gas
8.125%, 03/01/2028 (A)	600	588
NuStar Logistics
6.375%, 10/01/2030	670	639
Occidental Petroleum
7.950%, 06/15/2039	830	940
7.150%, 05/15/2028	380	396
6.625%, 09/01/2030	700	728
6.450%, 09/15/2036	730	749
4.400%, 08/15/2049	150	110
ONEOK
6.350%, 01/15/2031	325	335
Permian Resources Operating
5.875%, 07/01/2029 (A)	1,050	989
Petrobras Global Finance BV
5.299%, 01/27/2025	290	287
Petroleos de Venezuela
6.000%, 10/28/2022 (C)	8,860	266
6.000%, 05/16/2024 (C)	3,790	133
6.000%, 11/15/2026 (C)	1,110	34
5.500%, 04/12/2037 (C)	130	4
5.375%, 04/12/2027 (C)	2,570	78
Petroleos Mexicanos
7.690%, 01/23/2050	406	275
6.950%, 01/28/2060	207	129
6.500%, 03/13/2027	328	292
6.490%, 01/23/2027	73	65
5.350%, 02/12/2028	180	148
4.500%, 01/23/2026	40	36
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Phillips 66
3.900%, 03/15/2028	$525	$498
Plains All American Pipeline
9.431%, ICE LIBOR USD 3 Month + 4.110%(D)(E)	750	668
3.600%, 11/01/2024	175	169
QazaqGaz NC JSC
4.375%, 09/26/2027 (A)	300	279
Range Resources
8.250%, 01/15/2029	700	729
4.750%, 02/15/2030 (A)	320	287
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	310	283
Sabine Pass Liquefaction
5.625%, 03/01/2025	800	797
Southwestern Energy
8.375%, 09/15/2028	790	822
4.750%, 02/01/2032	1,410	1,243
Summit Midstream Holdings
9.000%, 10/15/2026 (A)	1,454	1,412
5.750%, 04/15/2025	925	841
Tallgrass Energy Partners
6.000%, 12/31/2030 (A)	230	203
TechnipFMC
6.500%, 02/01/2026 (A)	1,050	1,033
Teck Resources
3.900%, 07/15/2030	250	227
Total Capital International
2.829%, 01/10/2030	1,350	1,208
Transocean
11.500%, 01/30/2027 (A)	2,088	2,163
8.750%, 02/15/2030 (A)	380	386
Transocean Poseidon
6.875%, 02/01/2027 (A)	382	377
Transocean Titan Financing
8.375%, 02/01/2028 (A)	230	235
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)	850	806
USA Compression Partners
6.875%, 04/01/2026	1,175	1,151
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	860	853
3.875%, 11/01/2033 (A)	430	352
Venture Global LNG
8.375%, 06/01/2031 (A)	400	403
8.125%, 06/01/2028 (A)	1,065	1,082
Viper Energy Partners
5.375%, 11/01/2027 (A)	670	643
Western Midstream Operating
5.450%, 04/01/2044	1,100	929
5.300%, 03/01/2048	530	443

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
YPF
8.500%, 07/28/2025 (A)		$700	$643
6.950%, 07/21/2027 (A)		380	312

			51,601

Financials — 12.6%
Accelerate360 Holdings
8.000%, 03/01/2028 (A)		1,154	1,200
Acrisure
6.000%, 08/01/2029 (A)		915	792
4.250%, 02/15/2029 (A)		975	842
AG Issuer
6.250%, 03/01/2028 (A)		1,116	1,063
AG TTMT Escrow Issuer
8.625%, 09/30/2027 (A)		130	133
AIA Group
3.900%, 04/06/2028 (A)		475	454
AIA Group MTN
3.200%, 03/11/2025 (A)		425	409
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)		760	714
Ally Financial
4.700%, H15T7Y + 3.481%(D)(E)		1,325	855
American International Group
3.900%, 04/01/2026		163	157
3.400%, 06/30/2030		225	199
Aviation Capital Group
1.950%, 01/30/2026 (A)		350	312
Avolon Holdings Funding
5.125%, 10/01/2023 (A)		140	139
4.250%, 04/15/2026 (A)		100	93
2.875%, 02/15/2025 (A)		1,250	1,163
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)		500	426
Banco Bilbao Vizcaya Argentaria
5.875%, EUR Swap Annual 5 Yr + 5.660%(D)(E)	EUR	800	864
Banco do Brasil
9.000%, H15T10Y + 6.362%(D)(E)		$200	201
6.250%, H15T10Y + 4.398%(D)(E)		1,920	1,709
Banco Mercantil del Norte
7.500%, H15T10Y + 5.470%(A)(D)(E)		970	842
6.750%, H15T5Y + 4.967%(A)(D)(E)		420	402
5.875%, H15T5Y + 4.643%(A)(D)(E)		1,340	1,141
Banco Santander
4.250%, 04/11/2027		400	379
3.306%, 06/27/2029		400	356
2.749%, 12/03/2030		200	157
2.746%, 05/28/2025		600	563
Bank of America
6.250%, TSFR3M + 3.967%(D)(E)		150	148

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.202%, U.S. SOFR + 1.630%, 04/25/2029 (D)		$1,065	$1,053
3.419%, TSFR3M + 1.302%, 12/20/2028 (D)		2,115	1,940
Bank of America MTN
5.015%, U.S. SOFR + 2.160%, 07/22/2033 (D)		565	552
4.200%, 08/26/2024		225	221
3.824%, TSFR3M + 1.837%, 01/20/2028 (D)		1,525	1,442
Bank of New York Mellon MTN
4.596%, U.S. SOFR + 1.755%, 07/26/2030 (D)		75	72
Banque Ouest Africaine de Developpement
2.750%, 01/22/2033 (A)	EUR	1,870	1,482
Barclays
8.000%, H15T5Y + 5.672%(D)(E)		$970	917
7.125%, UK Govt Bonds 5 Year Note Generic Bid Yield + 6.579%(D)(E)	GBP	700	805
2.852%, U.S. SOFR + 2.714%, 05/07/2026 (D)		$725	679
BBVA Bancomer
5.125%, H15T5Y + 2.650%, 01/18/2033 (A)(D)		410	356
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(D)(E)		270	261
3.375%, 01/09/2025 (A)		1,000	961
BPCE
4.625%, 09/12/2028 (A)		500	468
2.277%, U.S. SOFR + 1.312%, 01/20/2032 (A)(D)		375	290
BroadStreet Partners
5.875%, 04/15/2029 (A)		1,195	1,037
Burford Capital Global Finance
9.250%, 07/01/2031 (A)		370	368
6.875%, 04/15/2030 (A)		380	346
Charles Schwab
5.853%, U.S. SOFR + 2.500%, 05/19/2034 (D)		310	315
2.900%, 03/03/2032		60	49
Citigroup
9.551%, ICE LIBOR USD 3 Month + 4.230%(D)(E)		675	677
6.300%, TSFR3M + 3.685%(D)(E)		1,250	1,216
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (D)		575	556
4.125%, 07/25/2028		1,450	1,367
4.000%, H15T5Y + 3.597%(D)(E)		450	384
3.400%, 05/01/2026		1,675	1,593
Comerica
3.700%, 07/31/2023		510	508
Comerica Bank
2.500%, 07/23/2024		730	686

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
4.625%, EUR Swap Annual 5 Yr + 4.098%(D)(E)	EUR	1,400	$1,385
Credit Agricole
8.125%, USD Swap Semi 30/360 5 Yr Curr + 6.185%(A)(D)(E)		$710	711
Credit Suisse Group
9.750%, H15T5Y + 6.383%(A)(C)(E)		1,020	–
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(A)(C)(E)		410	–
7.250%, USD ICE Swap 11:00 NY 5 Yr + 4.332%(A)(C)(E)		200	–
Credit Suisse NY
7.950%, 01/09/2025		500	510
4.750%, 08/09/2024		260	254
Credit Suisse NY MTN
3.625%, 09/09/2024		290	279
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(D)		810	808
Deutsche Bank
6.000%, H15T5Y + 4.524%(D)(E)		400	319
DP World MTN
5.625%, 09/25/2048		200	187
First Horizon National
4.000%, 05/26/2025		625	584
FirstCash
5.625%, 01/01/2030 (A)		340	307
Freedom Mortgage
6.625%, 01/15/2027 (A)		1,015	879
Global Aircraft Leasing
6.500%cash/0% PIK, 09/15/2024 (A)		2,979	2,727
Global Payments
2.650%, 02/15/2025		400	379
Highlands Holdings Bond Issuer
7.625%, 10/15/2025 (A)		930	857
HSBC Holdings
4.950%, 03/31/2030		226	223
3.803%, TSFR3M + 1.473%, 03/11/2025 (D)		700	686
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (D)		1,000	921
Intercontinental Exchange
2.100%, 06/15/2030		800	667
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		1,080	1,028
Itau Unibanco Holding
4.625%, H15T5Y + 3.222%(A)(D)(E)		1,120	868
Jane Street Group
4.500%, 11/15/2029 (A)		160	138
JPMorgan Chase
4.912%, U.S. SOFR + 2.080%, 07/25/2033 (D)		570	557

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.323%, U.S. SOFR + 1.560%, 04/26/2028 (D)		$2,000	$1,931
4.125%, 12/15/2026		2,725	2,623
2.956%, TSFR3M + 2.515%, 05/13/2031 (D)		250	214
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)		270	220
4.250%, 02/01/2027 (A)		70	61
LD Holdings Group
6.500%, 11/01/2025 (A)		600	473
Lloyds Banking Group
4.947%(D)(E)	EUR	290	288
LPL Holdings
4.000%, 03/15/2029 (A)		$500	439
M&T Bank
5.053%, U.S. SOFR + 1.850%, 01/27/2034 (D)		525	480
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		1,532	1,364
5.625%, 01/15/2030 (A)		305	242
Morgan Stanley
5.164%, U.S. SOFR + 1.590%, 04/20/2029 (D)		875	865
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (D)		1,950	1,873
3.625%, 01/20/2027		750	712
Morgan Stanley MTN
4.889%, U.S. SOFR + 2.076%, 07/20/2033 (D)		565	544
3.950%, 04/23/2027		1,100	1,041
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (D)		625	485
National Bank of Uzbekistan
4.850%, 10/21/2025		200	189
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		615	539
Nationwide Building Society
3.960%, ICE LIBOR USD 3 Month + 1.855%, 07/18/2030 (A)(D)		450	399
NatWest Group
4.500%, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.992%(D)(E)	GBP	1,160	1,107
3.754%, H15T5Y + 2.100%, 11/01/2029 (D)		$225	211
Navient
9.375%, 07/25/2030		595	592
5.500%, 03/15/2029		824	702
5.000%, 03/15/2027		1,100	984
NFP
6.875%, 08/15/2028 (A)		893	775
NMI Holdings
7.375%, 06/01/2025 (A)		410	414

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oxford Finance
6.375%, 02/01/2027 (A)		$465	$432
Paysafe Finance
4.000%, 06/15/2029 (A)		400	314
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(D)(E)		1,350	1,258
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (D)		270	259
Popular
7.250%, 03/13/2028		890	889
Raymond James Financial
4.650%, 04/01/2030		400	390
Rocket Mortgage
4.000%, 10/15/2033 (A)		270	211
3.875%, 03/01/2031 (A)		50	40
3.625%, 03/01/2029 (A)		1,300	1,093
Saga
5.500%, 07/15/2026	GBP	610	578
StoneX Group
8.625%, 06/15/2025 (A)		$800	808
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (D)		200	203
Truist Financial MTN
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (D)		250	237
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		680	631
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(D)(E)		410	396
4.550%, 04/17/2026		802	771
3.869%, ICE LIBOR USD 3 Month + 1.410%, 01/12/2029 (A)(D)		600	542
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(D)		340	265
UniCredit MTN
7.296%, USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/2034 (A)(D)		260	245
5.459%, H15T5Y + 4.750%, 06/30/2035 (A)(D)		440	373
United Wholesale Mortgage
5.500%, 04/15/2029 (A)		641	550
US Bancorp
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (D)		220	206
VistaJet Malta Finance
6.375%, 02/01/2030 (A)		1,190	958
Wells Fargo
5.875%, ICE LIBOR USD 3 Month + 3.990%(D)(E)		525	514

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (D)		$1,235	$1,185
4.100%, 06/03/2026		1,575	1,511
Yapi ve Kredi Bankasi MTN
13.875%, USD Swap Semi 30/360 5 Yr Curr + 11.245%(D)(E)		480	486

			86,700

Health Care — 4.2%
AbbVie
3.200%, 11/21/2029		1,375	1,243
AdaptHealth
6.125%, 08/01/2028 (A)		670	580
5.125%, 03/01/2030 (A)		370	300
4.625%, 08/01/2029 (A)		605	483
Akumin
7.000%, 11/01/2025 (A)		310	253
Akumin Escrow
7.500%, 08/01/2028 (A)		490	323
Amgen
5.250%, 03/02/2030		850	852
5.250%, 03/02/2033		900	901
APX Group
5.750%, 07/15/2029 (A)		1,216	1,055
AthenaHealth Group
6.500%, 02/15/2030 (A)		2,400	2,020
Bausch Health
14.000%, 10/15/2030 (A)		18	11
7.000%, 01/15/2028 (A)		130	56
6.125%, 02/01/2027 (A)		280	179
5.500%, 11/01/2025 (A)		310	274
5.000%, 01/30/2028 (A)		60	25
5.000%, 02/15/2029 (A)		390	161
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	285
4.250%, 12/15/2025 (A)		500	482
Becton Dickinson
3.700%, 06/06/2027		690	656
2.823%, 05/20/2030		625	547
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	475	422
Chrome Holdco SASU
5.000%, 05/31/2029 (A)		375	305
CHS
6.125%, 04/01/2030 (A)		$1,270	756
4.750%, 02/15/2031 (A)		500	378
Cidron Aida Finco S.A.R.L.
6.250%, 04/01/2028 (A)	GBP	440	486
CVS Health
5.250%, 02/21/2033		$390	389
4.300%, 03/25/2028		950	916

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 04/01/2030		$590	$541
DaVita
3.750%, 02/15/2031 (A)		1,079	863
DH Europe Finance II S.A.R.L.
2.600%, 11/15/2029		175	154
Humana
5.875%, 03/01/2033		370	385
Laboratoire Eimer Selas
5.000%, 02/01/2029 (A)	EUR	225	179
LifePoint Health
5.375%, 01/15/2029 (A)		$1,185	700
Medline Borrower
5.250%, 10/01/2029 (A)		1,650	1,432
3.875%, 04/01/2029 (A)		1,160	1,008
Option Care Health
4.375%, 10/31/2029 (A)		690	607
Prime Security Services Borrower
6.250%, 01/15/2028 (A)		330	309
Radiology Partners
9.250%, 02/01/2028 (A)		545	198
Stryker
1.950%, 06/15/2030		825	689
Tenet Healthcare
6.125%, 06/15/2030		446	440
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036		790	702
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/2031		750	786
UnitedHealth Group
5.350%, 02/15/2033		1,525	1,585
5.300%, 02/15/2030		1,800	1,844
US Renal Care
10.625%, 07/15/2027 (A)		430	107
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	475	460
Verisure Midholding
5.250%, 02/15/2029 (A)		500	472
Zoetis
2.000%, 05/15/2030		$1,100	918

			28,717

Industrials — 9.0%
Advanced Drainage Systems
6.375%, 06/15/2030 (A)		390	386
AerCap Ireland Capital DAC
6.500%, 07/15/2025		285	287
4.875%, 01/16/2024		400	397
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		520	399
4.000%, 08/11/2041 (A)		640	512

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		$350	$337
Air Canada
3.875%, 08/15/2026 (A)		750	695
Air Lease
3.250%, 03/01/2025		850	809
Air Lease MTN
3.750%, 06/01/2026		600	567
Allegiant Travel
7.250%, 08/15/2027 (A)		295	294
Allied Universal Holdco
9.750%, 07/15/2027		649	573
6.625%, 07/15/2026 (A)		590	560
6.000%, 06/01/2029 (A)		680	502
Allison Transmission
4.750%, 10/01/2027 (A)		210	198
American Airlines
11.750%, 07/15/2025 (A)		240	263
7.250%, 02/15/2028 (A)		440	437
5.750%, 04/20/2029 (A)		991	962
5.500%, 04/20/2026 (A)		1,012	1,003
American Airlines Pass-Through Trust
4.950%, 02/15/2025		334	319
American Builders & Contractors Supply
3.875%, 11/15/2029 (A)		1,115	952
American News
8.500%cash/0% PIK, 09/01/2026 (A)		973	1,098
APi Group DE
4.750%, 10/15/2029 (A)		143	129
4.125%, 07/15/2029 (A)		1,778	1,533
Arcosa
4.375%, 04/15/2029 (A)		500	448
ATS Corp
4.125%, 12/15/2028 (A)		120	107
BCPE Empire Holdings
7.625%, 05/01/2027 (A)		990	921
Benteler International
9.375%, 05/15/2028 (A)	EUR	315	347
Boeing
5.805%, 05/01/2050		$350	349
5.150%, 05/01/2030		150	148
3.450%, 11/01/2028		375	340
3.250%, 03/01/2028		425	387
Bombardier
7.875%, 04/15/2027 (A)		760	758
Builders FirstSource
4.250%, 02/01/2032 (A)		310	270
Cargo Aircraft Management
4.750%, 02/01/2028 (A)		320	280
Carriage Purchaser
7.875%, 10/15/2029 (A)		220	165

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carrier Global
2.493%, 02/15/2027	$1,100	$1,002
2.242%, 02/15/2025	1,000	946
Chart Industries
7.500%, 01/01/2030 (A)	300	306
CoreCivic
8.250%, 04/15/2026	1,060	1,070
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	567	448
CP Atlas Buyer
7.000%, 12/01/2028 (A)	955	750
DP World MTN
5.625%, 09/25/2048 (A)	250	233
Garda World Security
7.750%, 02/15/2028 (A)	255	253
GEO Group
10.500%, 06/30/2028	742	744
GFL Environmental
5.125%, 12/15/2026 (A)	330	319
4.750%, 06/15/2029 (A)	760	694
4.000%, 08/01/2028 (A)	1,188	1,062
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	455	387
5.625%, 06/01/2029 (A)	1,271	1,035
GYP Holdings III
4.625%, 05/01/2029 (A)	470	414
H&E Equipment Services
3.875%, 12/15/2028 (A)	240	208
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,330	1,259
Hillenbrand
3.750%, 03/01/2031	589	495
Husky III Holding
13.000%cash/0% PIK, 02/15/2025 (A)	600	546
IHS Holding
6.250%, 11/29/2028 (A)	350	285
5.625%, 11/29/2026 (A)	440	383
Johnson Controls International
4.900%, 12/01/2032	150	149
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	510	459
Madison IAQ
5.875%, 06/30/2029 (A)	189	153
4.125%, 06/30/2028 (A)	179	158
Mexico City Airport Trust
5.500%, 10/31/2046	400	345
5.500%, 07/31/2047	892	780
4.250%, 10/31/2026 (A)	210	202
3.875%, 04/30/2028 (A)	1,190	1,122
MHP Lux
6.950%, 04/03/2026 (C)	1,870	1,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MV24 Capital BV
6.748%, 06/01/2034	$2,261	$2,041
Northrop Grumman
3.250%, 01/15/2028	1,950	1,818
Otis Worldwide
2.565%, 02/15/2030	1,425	1,228
Park-Ohio Industries
6.625%, 04/15/2027	700	618
Rand Parent
8.500%, 02/15/2030 (A)	835	756
Regal Rexnord
6.300%, 02/15/2030 (A)	575	573
Spirit AeroSystems
9.375%, 11/30/2029 (A)	340	364
4.600%, 06/15/2028	1,777	1,491
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	923	930
Standard Industries
4.375%, 07/15/2030 (A)	645	559
Stanley Black & Decker
4.250%, 11/15/2028	650	619
Swire Pacific Financing MTN
4.500%, 10/09/2023	200	199
Titan Acquisition
7.750%, 04/15/2026 (A)	1,465	1,329
Titan International
7.000%, 04/30/2028	1,420	1,328
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	1,546	1,402
TransDigm
6.750%, 08/15/2028 (A)	390	392
6.250%, 03/15/2026 (A)	810	806
5.500%, 11/15/2027	960	905
4.875%, 05/01/2029	359	321
4.625%, 01/15/2029	135	120
Triumph Group
9.000%, 03/15/2028 (A)	1,815	1,853
7.750%, 08/15/2025	1,161	1,129
Tutor Perini
6.875%, 05/01/2025 (A)	1,160	962
United Airlines
4.625%, 04/15/2029 (A)	330	301
United Airlines Pass-Through Trust, Ser 2020-1, Cl B
4.875%, 01/15/2026	55	52
United Rentals North America
6.000%, 12/15/2029 (A)	240	239
5.500%, 05/15/2027	290	285
5.250%, 01/15/2030	530	506
4.875%, 01/15/2028	460	438
Vertiv Group
4.125%, 11/15/2028 (A)	810	730

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	$240	$220
7.875%, 05/01/2027 (A)	990	890
XPO CNW
6.700%, 05/01/2034	1,090	1,087
XPO Escrow Sub
7.500%, 11/15/2027 (A)	660	674

		62,139

Information Technology — 2.7%
Arches Buyer
6.125%, 12/01/2028 (A)	364	314
Broadcom
3.500%, 02/15/2041 (A)	525	393
3.469%, 04/15/2034 (A)	175	143
3.419%, 04/15/2033 (A)	1,150	962
3.187%, 11/15/2036 (A)	53	40
Castle US Holding
9.500%, 02/15/2028 (A)	1,334	755
Central Parent
7.250%, 06/15/2029 (A)	1,080	1,068
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	936	830
CommScope
7.125%, 07/01/2028 (A)	60	42
6.000%, 03/01/2026 (A)	210	196
4.750%, 09/01/2029 (A)	460	363
Crowdstrike Holdings
3.000%, 02/15/2029	310	267
Dell International
6.020%, 06/15/2026	1,525	1,550
5.300%, 10/01/2029	75	74
Elastic
4.125%, 07/15/2029 (A)	695	600
Gen Digital
7.125%, 09/30/2030 (A)	660	661
Hewlett Packard Enterprise
4.900%, 10/15/2025	1,865	1,842
Imola Merger
4.750%, 05/15/2029 (A)	1,054	917
Lam Research
1.900%, 06/15/2030	300	250
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)	460	464
NCR
5.125%, 04/15/2029 (A)	380	336
Newfold Digital Holdings Group
6.000%, 02/15/2029 (A)	630	473
NXP BV
3.400%, 05/01/2030	225	199
Open Text Holdings
4.125%, 02/15/2030 (A)	3	3

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
6.250%, 11/09/2032		$2,175	$2,309
2.950%, 04/01/2030		98	85
2.875%, 03/25/2031		550	470
Presidio Holdings
8.250%, 02/01/2028 (A)		110	105
Prosus
3.680%, 01/21/2030 (A)		250	212
Prosus MTN
4.027%, 08/03/2050 (A)		560	352
3.061%, 07/13/2031 (A)		300	234
SPCM
3.375%, 03/15/2030 (A)		310	258
Sprint Capital
8.750%, 03/15/2032		510	616
TeamSystem
3.500%, 02/15/2028 (A)	EUR	550	523
United Group BV
4.625%, 08/15/2028 (A)		450	394
Vericast
12.500%, 12/15/2027 (A)		$180	203
11.000%, 09/15/2026 (A)		240	251
Virtusa
7.125%, 12/15/2028 (A)		275	224

			18,978

Materials — 2.2%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	498
AngloGold Ashanti Holdings
3.750%, 10/01/2030		930	798
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)		210	206
4.000%, 09/01/2029 (A)		360	285
3.000%, 09/01/2029	EUR	350	284
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)		$275	199
Avient
7.125%, 08/01/2030 (A)		500	506
Axalta Coating Systems
3.375%, 02/15/2029 (A)		1,405	1,196
Berry Global
1.570%, 01/15/2026		325	293
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		270	248
Chemours
4.625%, 11/15/2029 (A)		645	545
Cleveland-Cliffs
4.875%, 03/01/2031 (A)		715	628
First Quantum Minerals
8.625%, 06/01/2031 (A)		840	861
6.875%, 10/15/2027 (A)		1,000	975

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freeport-McMoRan
5.450%, 03/15/2043		$420	$392
Huntsman International
4.500%, 05/01/2029		375	343
Ingevity
3.875%, 11/01/2028 (A)		735	627
Newcrest Finance Pty
3.250%, 05/13/2030 (A)		150	132
OCP
3.750%, 06/23/2031 (A)		200	165
Olympus Water US Holding
9.750%, 11/15/2028 (A)		620	605
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)		200	198
Pactiv
8.375%, 04/15/2027		450	454
Rayonier AM Products
7.625%, 01/15/2026 (A)		125	109
Sasol Financing USA
5.500%, 03/18/2031		440	346
4.375%, 09/18/2026		1,360	1,200
Sealed Air
6.875%, 07/15/2033 (A)		411	426
6.125%, 02/01/2028 (A)		200	199
Smyrna Ready Mix Concrete
6.000%, 11/01/2028 (A)		710	670
Suzano Austria GmbH
3.125%, 01/15/2032		590	472
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	189
Vale Overseas
6.250%, 08/10/2026		$380	392
WR Grace Holdings
5.625%, 08/15/2029 (A)		670	549

			14,990

Real Estate — 0.8%
Agree
2.900%, 10/01/2030		175	146
Alexandria Real Estate Equities
3.375%, 08/15/2031		375	321
CoStar Group
2.800%, 07/15/2030 (A)		625	515
Diversified Healthcare Trust
9.750%, 06/15/2025		124	119
Essex Portfolio
3.000%, 01/15/2030		400	342
Five Point Operating
7.875%, 11/15/2025 (A)		260	235
IIP Operating Partnership
5.500%, 05/25/2026		410	345

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prologis
1.750%, 07/01/2030	$300	$241
Realty Income
4.875%, 06/01/2026	1,000	989
2.850%, 12/15/2032	375	305
Service Properties Trust
7.500%, 09/15/2025	280	275
5.500%, 12/15/2027	570	501
Spirit Realty
3.200%, 01/15/2027	600	540
WP Carey
4.250%, 10/01/2026	700	672

		5,546

Utilities — 0.9%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	125	119
American Electric Power
2.300%, 03/01/2030	300	249
Berkshire Hathaway Energy
4.250%, 10/15/2050	175	142
Eskom Holdings SOC MTN
6.750%, 08/06/2023	230	229
6.350%, 08/10/2028	500	465
NiSource
3.600%, 05/01/2030	50	45
Pike
5.500%, 09/01/2028 (A)	983	882
Sempra Energy
3.400%, 02/01/2028	1,075	989
Southern California Edison
4.200%, 03/01/2029	450	427
Sunnova Energy
5.875%, 09/01/2026 (A)	560	512
TransAlta
7.750%, 11/15/2029	270	278
6.500%, 03/15/2040	980	933
Vistra Operations
3.550%, 07/15/2024 (A)	1,200	1,159

		6,429

Total Corporate Obligations
(Cost $410,312) ($ Thousands)		364,142

LOAN PARTICIPATIONS — 11.6%
19th Holdings Golf LLC, Initial Term Loan, 1st Lien
8.524%, CME Term SOFR + 3.000%, 02/07/2029 (B)(D)	913	888
Access CIG, LLC, Term Loan, 1st Lien
8.939%, 02/27/2025	230	227

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Acrisure, LLC, 1st Lien
10.823%, 02/15/2027	$589	$590
Acrisure, LLC, 2020 Term Loan, 1st Lien
8.654%, LIBOR + 3.500%, 02/15/2027 (D)(F)	359	348
ADS Tactical Inc, Term Loan, 1st Lien
10.904%, 03/19/2026 (D)	983	929
Adtalem Global, Term Loan, 1st Lien
9.154%, 08/12/2028	101	101
Agiliti Health, Term Loan, 1st Lien
8.160%, 05/01/2030	430	428
Allen Media LLC, Initial Term Loan, 1st Lien
10.548%, 02/10/2027 (D)	961	828
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.003%, LIBOR + 3.750%, 05/12/2028 (D)	669	649
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
8.654%, 08/17/2028 (D)	526	524
Amentum Goverment Services Holdings LLC, Term Loan, 1st Lien
9.147%, 02/15/2029 (D)	963	939
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
9.268%, LIBOR + 3.500%, 01/29/2027 (D)	356	350
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
9.268%, LIBOR + 3.500%, 01/29/2027 (D)	179	176
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
8.768%, LIBOR + 3.500%, 03/11/2028 (B)(D)	320	288
Apollo Commercial Real Estate Finance, Inc., Term Loan, 1st Lien
8.018%, 05/15/2026 (D)	20	18
Arcis Golf LLC, Initial Term Loan, 1st Lien
9.404%, 11/24/2028	693	694
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (B)	916	907
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.404%, 01/20/2029 (D)	950	794
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.404%, LIBOR + 3.250%, 07/31/2027 (D)	500	472
Athena Helath Group, Initial Term Loan
8.589%, 02/15/2029 (D)	80	77
Autokiniton, Term Loan B, 1st Lien
9.750%, 04/06/2028 (D)	216	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
7.753%, LIBOR + 2.750%, 06/07/2028 (D)	$979	$963
Brown Group Holdings, LLC, Term Loan B-2
9.014%, 07/02/2029	23	22
8.795%, 07/02/2029 (D)	65	65
Caesars Entertainment, Term Loan, 1st Lien
8.503%, 02/06/2030 (D)	220	220
Cardinal Parent, Inc., Initial Term Loan, 1st Lien
9.659%, LIBOR + 4.500%, 11/12/2027 (D)	612	535
Chariot Buyer LLC, Initial Term Loan, 1st Lien
8.503%, 11/03/2028 (D)	568	554
Cinemark USA, Term Loan
8.861%, 05/24/2030	1,660	1,649
Citadel Securities LP, 2021 Term Loan, 1st Lien
7.768%, LIBOR + 2.500%, 02/02/2028 (D)	632	631
City Brewing Company, LLC, Closing Date Term Loan, 1st Lien
8.760%, LIBOR + 3.500%, 04/05/2028 (D)	374	241
Clarios Global, Term Loan, 1st Lien
8.903%, 05/06/2030 (D)	420	419
Clark Equipment Company, Term Loan B, 1st Lien
7.498%, 04/20/2029 (D)	99	99
Copeland, Term Loan, 1st Lien
0.000%, 05/04/2030 (F)(G)	340	340
CPP, Term Loan, 2nd Lien
13.030%, 04/30/2026	370	282
CTC Holdings/Chicago Trading Company, Term Loan, 1st Lien
10.344%, 02/20/2029 (D)	485	473
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
12.264%, LIBOR + 7.000%, 02/19/2029 (D)	2,190	1,997
DCert Buyer, Inc., Initial Term Loan, 1st Lien
9.264%, LIBOR + 4.000%, 10/16/2026 (D)	869	860
Deerfield Dakota Holding, Llc 4/7/2028 2021 Replacement Term Loan, 2nd Lien
11.909%, 04/07/2028 (D)	300	278
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
8.648%, LIBOR + 3.750%, 04/09/2027 (D)(F)	243	235

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.217%, CME Term SOFR + 5.000%, 08/02/2027 (D)	$822	$802
Donnelley Financial Solutions, Term Loan, 1st Lien
14.500%, 03/17/2028	6	6
Donnelley Financial, Term Loan, 1st Lien
14.500%, 03/17/2028	682	676
Empire Today, Term Loan, 1st Lien
10.146%, 04/03/2028 (D)	151	119
Energize Holdco LLC, Initial Term Loan, 1st Lien
8.904%, 12/08/2028 (D)	792	777
Energize Holdco LLC, Initial Term Loan, 2nd Lien
11.904%, 12/07/2029	425	388
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
6.765%, Euribor + 3.750%, 05/21/2028 (D)	320	343
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
8.659%, 05/19/2028	714	700
Entercom Media Corp., Term B-2 Loan, 1st Lien
7.660%, LIBOR + 2.500%, 11/18/2024 (D)	1,140	623
Equinox Holdings Inc., Incremental Term B-2 Loan, 1st Lien
14.159%, 03/08/2024 (D)	243	225
EyeCare Partners, LLC, Term Loan, 1st Lien
8.904%, LIBOR + 3.750%, 02/18/2027 (D)	748	548
EyeCare Partners, Term Loan, 1st Lien
8.904%, 11/15/2028	455	325
EyeCare Partners, Term Loan, 2nd Lien
11.904%, 11/15/2029	430	285
Fanatics Commercial, Term Loan, 1st Lien
8.518%, 11/24/2028 (F)	711	709
First Brand Group, Term Loan, 2nd Lien
13.602%, 03/30/2028	1,410	1,255
First Brands Group, LLC, 2021 Term Loan, 1st Lien
10.252%, LIBOR + 5.000%, 03/30/2027 (D)	539	527
First Brands Group, LLC, Term Loan, 1st Lien
10.246%, 03/30/2027	545	532
Focus Financial, Term Loan, 1st Lien
8.403%, 06/30/2028	567	562
7.653%, 06/30/2028	531	524

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Froneri International Limited, Facility B1, 1st Lien
5.067%, Euribor + 2.375%, 01/29/2027 (D)	$330	$350
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.998%, LIBOR + 4.000%, 10/01/2027 (D)	1,955	1,923
Garda Security, Term Loan, 1st Lien
9.327%, 02/01/2029	476	470
Garda World Security Corp
9.427%, LIBOR + 4.250%, 10/30/2026 (D)	679	674
Garret Motion S.A.R.L., Term Loan, 1st Lien
9.730%, 04/30/2028	1,000	980
GEO Group, Term Loan, 1st Lien
0.000%, 03/23/2027 (G)	410	416
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
9.498%, LIBOR + 4.500%, 02/19/2026 (D)	357	356
Getty Images, Term Loan
9.753%, 02/19/2026	11	11
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
9.439%, LIBOR + 4.250%, 10/02/2025 (D)(F)	1,165	649
Global Tel*Link Corporation, Term Loan, 1st Lien
9.503%, LIBOR + 0.040%, 11/29/2025 (D)	417	382
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
8.904%, 03/06/2028 (D)	791	784
Greystone Select, Term Loan, 1st Lien
10.265%, 06/16/2028 (D)	283	266
Grinding Media, Inc., Term Loan B, 1st Lien
9.199%, 10/12/2028 (D)	406	394
Grinding Media, Inc., Term Loan, 1st Lien
9.199%, 10/12/2028	529	514
Harbor Freight Tools USA, Inc
7.904%, 10/19/2027 (F)	880	867
Hayward Industries, 1st Lien
8.503%, 05/30/2028	269	263
Hudson River Trading, LLC, Term Loan, 1st Lien
8.268%, CME Term SOFR + 3.000%, 03/20/2028 (D)	1,020	991
Hunter Douglas, Term Loan
8.666%, 02/26/2029	235	222
Hunter Douglas, Term Loan, 1st Lien
8.666%, 02/26/2029 (D)(F)	639	604

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hyperion Insurance, Term Loan, 1st Lien
9.153%, 03/24/2030	$120	$120
Icebox Holdco III, Inc., Initial Term Loan, 1st Lien
8.659%, 12/22/2028 (F)	768	742
Icebox Holdco III, Inc., Initial Term Loan, 2nd Lien
11.909%, 12/21/2029 (F)	225	197
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
9.444%, CME Term SOFR + 4.250%, 02/01/2029 (D)	1,004	999
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
8.018%, LIBOR + 2.750%, 01/26/2028 (D)	1,024	1,021
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
8.654%, LIBOR + 3.500%, 05/05/2028 (D)	709	708
Jump Financial, LLC, Term Loan, 1st Lien
10.004%, CME Term SOFR + 4.500%, 08/07/2028 (D)	1,882	1,793
Knight Health Holdings, Term Loan, 1st Lien
10.404%, 12/23/2028 (F)	642	260
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.203%, CME Term SOFR + 5.000%, 10/29/2028 (D)	642	635
Lakeshore Learning Materials, Term Loan, 1st Lien
8.768%, 09/29/2028 (D)	1,333	1,323
LaserShip, Inc., Initial Term Loan, 1st Lien
9.659%, LIBOR + 4.500%, 05/07/2028 (D)	960	787
Lids Holdings, Term Loan
10.868%, 12/14/2026 (B)	911	847
Loyalty Ventures Inc., Term B Loan, 1st Lien
11.000%, 11/03/2027	879	89
LRS Holdings, LLC, Intial Term Loan, 1st Lien
9.518%, 08/31/2028	662	648
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.030%, LIBOR + 5.000%, 07/27/2028 (D)	488	366
Mavis Tire, Term Loan, 1st Lien
9.268%, 05/04/2028	350	346
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.352%, CME Term SOFR + 3.250%, 10/23/2028 (D)	941	929

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
8.688%, 08/02/2028 (D)	$733	$719
MRI Software, Term Loan, 1st Lien
10.659%, 02/10/2026	319	308
NCL Corp, Term Loan, 1st Lien
7.248%, 01/02/2025	1,073	1,054
Neptune Bidco, Term Loan, 1st Lien
9.754%, 10/11/2028	790	684
New Era Cap, Term Loan, 1st Lien
11.193%, 07/13/2027 (F)	665	657
Newport Parent, Inc., Initial Term Loan, 1st Lien
11.670%, 12/10/2027 (D)	873	867
One Call Corporation, Term B Loan, 1st Lien
10.829%, LIBOR + 5.500%, 04/22/2027 (D)	953	677
Pacific Bells, LLC, Initial Term Loan, 1st Lien
9.660%, 11/10/2028	257	251
PDS HoldCo Inc., Delayed Draw Term Loan, 1st Lien
9.654%, 08/18/2028	474	407
PECF USS Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
9.523%, 12/15/2028 (F)	561	458
Peraton Corp., Term B Loan, 1st Lien
9.003%, LIBOR + 3.750%, 02/01/2028 (D)	1,122	1,100
Peraton Corp., Term B-1 Loan, 2nd Lien
12.979%, LIBOR + 7.750%, 02/01/2029 (D)	582	564
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
8.404%, LIBOR + 3.250%, 03/05/2026 (D)	42	41
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
9.159%, LIBOR + 4.000%, 12/17/2027 (D)	538	509
Polyconcept, Term Loan, 1st Lien
10.653%, 05/18/2029	667	629
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
8.159%, LIBOR + 3.000%, 11/18/2027 (D)	744	713
Project Sky, Term Loan, 1st Lien
11.253%, 10/08/2029 (D)(F)	140	126
9.003%, 10/08/2028 (D)	760	740
Quikrete Holding, Term Loan B1, 1st Lien
8.154%, 03/19/2029 (D)(F)	663	663

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
7.996%, LIBOR + 2.750%, 02/15/2028 (D)	$781	$354
Redstone Holdco, Term Loan, 1st Lien
10.005%, LIBOR + 4.750%, 04/27/2028 (D)	827	686
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
9.023%, LIBOR + 3.750%, 11/16/2025 (D)(F)	490	453
Resolute Investment Managers, Inc., Tranche C Term Loan, 1st Lien
9.409%, 04/30/2024	300	218
Royal Caribbean Cruises, Term Loan, 1st Lien
13.530%, 07/27/2029	900	580
Sedgewick CMS, Term Loan, 1st Lien
8.903%, 02/17/2028	482	478
Sigma Holdco
7.460%, 07/02/2025	1	1
Signature Aviation/BBA Aviation, Term Loan, 1st Lien
8.903%, 07/02/2029	2	2
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
8.799%, LIBOR + 3.750%, 10/20/2027 (D)	432	448
Smyrna Ready Mix Concrete, LLC, Initial Term Loan, 1st Lien
9.503%, CME Term SOFR + 4.250%, 04/02/2029 (D)(F)	549	548
Sotera Health, Term Loan, 1st Lien
8.816%, 12/11/2026 (F)	440	439
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
11.160%, 06/19/2026	576	567
SPX Flow, Inc., Term Loan, 1st Lien
9.702%, CME Term SOFR + 4.500%, 04/05/2029 (D)	767	756
Thermostat Purchaser III, Inc., Initial Term Loan, 1st Lien
9.914%, 08/31/2028	264	258
Topgolf, Term Loan, 1st Lien
8.753%, 03/15/2030	420	419
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
6.202%, LIBOR + 1.500%, 02/28/2025 (D)(F)	26	26
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 1st Lien
9.159%, 09/15/2028	764	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.659%, LIBOR + 3.500%, 03/31/2028 (D)	$776	$749
TruGreen Limited Partnership, Initial Term Loan, 2nd Lien
13.773%, LIBOR + 8.500%, 11/02/2028 (D)	200	114
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
10.193%, LIBOR + 5.000%, 06/26/2026 (D)	1,089	489
UFC Holdings, Term Loan, 1st Lien
8.050%, 04/29/2026 (F)	338	338
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
8.895%, LIBOR + 3.750%, 05/04/2026 (D)	241	238
United AirLines, Inc., Class B Term Loan, 1st Lien
8.888%, LIBOR + 3.750%, 04/21/2028 (D)	233	233
United Site, Term Loan
9.404%, 12/15/2028	1	1
Universal Servies, Term Loan, 1st Lien
9.881%, 05/12/2028	320	312
UST Holdings, Term Loan, 1st Lien
8.768%, 11/20/2028	484	476
Verscend Holding Corp., Term B-1 Loan, 1st Lien
9.154%, LIBOR + 4.000%, 08/27/2025 (D)(F)	1,050	1,048
Vertex Aerospace Services Corp., Initial Term Loan, 1st Lien
8.904%, LIBOR + 4.000%, 12/06/2028 (D)	769	768
Virgin Media Bristol LLC, N Facility, 1st Lien
7.693%, LIBOR + 2.500%, 01/31/2028 (D)	935	926
Virtusa, Term Loan
9.331%, 02/11/2028	915	902
VT Topco, Inc., Term Loan, 1st Lien
9.018%, 08/01/2025	395	389
VT Topco, Inc., Term Loan, 2nd Lien
12.018%, 07/31/2026	320	304
WP CPP Holdings, Term B Loan
9.030%, LIBOR + 3.750%, 04/30/2025 (D)	504	455

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wwex Uni TopCo Holdings LLC, Initial Term Loan, 1st Lien
9.160%, 07/26/2028 (D)		$750	$711

Total Loan Participations
(Cost $86,084) ($ Thousands)			79,760

SOVEREIGN DEBT — 8.8%

Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050(A)		1,630	1,369
Adani Ports & Special Economic Zone
4.000%, 07/30/2027		910	771
3.375%, 07/24/2024		570	544
Angolan Government International Bond
9.375%, 05/08/2048		200	158
9.125%, 11/26/2049(A)		1,170	901
8.750%, 04/14/2032(A)		210	176
8.000%, 11/26/2029(A)		420	356
Argentine Republic Government International Bond
3.500%, 07/09/2029(H)		1,310	420
1.500%, 07/09/2035(H)		1,316	392
1.000%, 07/09/2029		262	85
0.500%, 07/09/2023(H)		3,590	1,192
0.500%, 07/09/2029	EUR	6	2
Azerbaijan Government International Bond
3.500%, 09/01/2032		$1,360	1,161
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		940	817
Benin Government International Bond
4.875%, 01/19/2032(A)	EUR	1,480	1,221
Brazil Government International Bond
5.333%, 02/15/2028		$100	98
Buenos Aires Government International Bond MTN
5.250%, 09/01/2023(A)(H)		5,612	2,133
CBB International Sukuk Programme SPC
6.250%, 11/14/2024(A)		300	299
Ciudad Autonoma De Buenos Aires
7.500%, 06/01/2027		480	449
Colombia Government International Bond
4.125%, 05/15/2051		630	376
3.125%, 04/15/2031		730	549
3.000%, 01/30/2030		730	567
Cordoba Government International Bond
6.990%, 06/01/2027(A)(H)		526	358
Country Garden Holdings
8.000%, 01/27/2024		200	130

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Dominican Republic International Bond
7.450%, 04/30/2044		$600	$587
6.850%, 01/27/2045		660	597
6.500%, 02/15/2048(A)		1,270	1,094
6.400%, 06/05/2049(A)		660	561
5.500%, 02/22/2029(A)		240	224
4.875%, 09/23/2032		460	391
4.500%, 01/30/2030		550	481
Ecuador Government International Bond
5.500%, 07/31/2023(A)(H)		352	169
1.500%, 07/31/2023(A)(H)		1,128	348
0.000%, 07/31/2030(A)(I)		329	95
Egypt Government International Bond
8.875%, 05/29/2050(A)		710	381
8.700%, 03/01/2049(A)		520	279
8.500%, 01/31/2047		450	238
7.903%, 02/21/2048(A)		360	184
4.750%, 04/16/2026(A)	EUR	100	76
Gabon Government International Bond
7.000%, 11/24/2031(A)		$1,120	888
Guatemala Government Bond
6.125%, 06/01/2050(A)		530	486
4.900%, 06/01/2030(A)		280	260
4.875%, 02/13/2028		790	750
4.500%, 05/03/2026(A)		770	734
4.375%, 06/05/2027(A)		790	745
Indonesia Government International Bond
7.000%, 05/15/2027	IDR	41,349,000	2,853
3.850%, 10/15/2030		$200	186
3.500%, 01/11/2028		430	405
2.850%, 02/14/2030		900	799
1.100%, 03/12/2033	EUR	400	323
0.900%, 02/14/2027		180	175
Iraq Government International Bond
5.800%, 01/15/2028		$175	161
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	324
6.125%, 06/15/2033		$450	393
5.250%, 03/22/2030	EUR	390	359
4.875%, 01/30/2032(A)		1,660	1,407
Jamaica Government International Bond
7.875%, 07/28/2045		$740	852
Jordan Government International Bond
7.750%, 01/15/2028(A)		500	509
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		220	226
Kenya Government International Bond
8.250%, 02/28/2048(A)		260	198
Lebanon Government International Bond
8.250%, 05/17/2034(C)		30	2
8.200%, 05/17/2033(C)		40	3

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
7.150%, 11/20/2031(C)		$40	$3
7.050%, 11/02/2035(C)		100	6
7.000%, 03/20/2028(C)		40	3
6.850%, 03/23/2027(C)		100	6
6.850%, 05/25/2029(C)		721	46
6.750%, 11/29/2027(C)		410	26
6.650%, 04/22/2024(C)		170	11
6.650%, 11/03/2028(C)		80	5
6.650%, 02/26/2030(C)		832	54
6.600%, 11/27/2026(C)		30	2
6.200%, 02/26/2025(C)		860	56
Mexican Bonos
5.750%, 03/05/2026	MXN	14,530	774
Mexico Government International Bond
3.771%, 05/24/2061		$520	353
2.659%, 05/24/2031		920	765
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	577
1.500%, 11/27/2031(A)	EUR	290	234
Mozambique International Bond
5.000%, 09/15/2031(H)		$220	166
Nigeria Government International Bond
8.747%, 01/21/2031		1,720	1,539
7.696%, 02/23/2038(A)		690	516
Oman Government International Bond
6.750%, 01/17/2048		200	192
6.250%, 01/25/2031(A)		1,600	1,621
Pakistan Government International Bond
6.875%, 12/05/2027		200	95
6.000%, 04/08/2026(A)		540	261
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		420	177
Panama Government International Bond
4.500%, 04/01/2056		300	225
Papua New Guinea Government International Bond
8.375%, 10/04/2028(A)		290	270
Paraguay Government International Bond
6.100%, 08/11/2044		500	472
5.600%, 03/13/2048		760	665
5.400%, 03/30/2050(A)		320	273
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026(A)		530	526
4.450%, 02/20/2029(A)		330	324
Peruvian Government International Bond
2.783%, 01/23/2031		380	325
Qatar Government International Bond
5.103%, 04/23/2048(A)		820	816
4.817%, 03/14/2049(A)		930	893
4.625%, 06/02/2046		280	266
4.400%, 04/16/2050(A)		450	409

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
3.750%, 04/16/2030(A)		$200	$192
Romanian Government International Bond
5.125%, 06/15/2048(A)		200	171
3.375%, 01/28/2050	EUR	230	157
2.875%, 05/26/2028		650	635
2.875%, 03/11/2029		1,490	1,412
2.124%, 07/16/2031(A)		250	206
2.000%, 12/08/2026(A)		590	587
2.000%, 01/28/2032(A)		110	88
2.000%, 04/14/2033(A)		900	692
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	925
3.750%, 01/21/2055(A)		220	166
3.250%, 10/22/2030(A)		430	390
Serbia Government International Bond
1.500%, 06/26/2029(A)	EUR	500	421
South Africa Government International Bond
5.650%, 09/27/2047		$950	670
4.850%, 09/27/2027		890	833
4.300%, 10/12/2028		200	176
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)(C)		910	410
6.850%, 03/14/2024(A)(C)		200	90
6.850%, 11/03/2025(C)		570	268
6.825%, 07/18/2026(A)(C)		250	116
6.750%, 04/18/2028(A)(C)		360	162
Turkey Government International Bond
7.625%, 04/26/2029		560	528
6.875%, 03/17/2036		60	50
6.500%, 09/20/2033		900	764
6.000%, 03/25/2027		320	291
6.000%, 01/14/2041		1,980	1,454
4.250%, 04/14/2026		530	473
Ukraine Government International Bond
9.750%, 11/01/2030(A)(C)		640	157
8.994%, 02/01/2026(C)		280	69
7.750%, 09/01/2025(C)		910	228
7.750%, 09/01/2026(C)		230	54
7.750%, 09/01/2029(C)		250	59
7.375%, 09/25/2034(A)(C)		200	46
7.253%, 03/15/2035(A)(C)		420	97
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024(A)		340	336
3.700%, 11/25/2030(A)		660	533
Virgin Money UK
9.250%, UK Govt Bonds 5 Year Note Generic Bid Yield + 8.307%, 06/08/2172(D)(E)	GBP	300	358

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Zambia Government International Bond
5.375%, 09/20/2022(C)	$760	$395

Total Sovereign Debt
(Cost $78,103) ($ Thousands)		60,878

MORTGAGE-BACKED SECURITIES — 7.5%
Agency Mortgage-Backed Obligations — 1.1%
FHLMC
6.000%, 12/01/2052	96	98
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	561	106
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050	487	79
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
7.450%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)(D)	660	660
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl B1
10.250%, ICE LIBOR USD 1 Month + 5.100%, 06/25/2050(A)(D)	1,195	1,286
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl B1
9.867%, SOFR30A + 4.800%, 10/25/2050(A)(D)	210	226
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl B1
8.067%, SOFR30A + 3.000%, 12/25/2050(A)(D)	630	621
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M2
6.867%, SOFR30A + 1.800%, 01/25/2051(A)(D)	141	141
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl B1
8.567%, SOFR30A + 3.500%, 10/25/2033(A)(D)	390	391
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
8.117%, SOFR30A + 3.050%, 01/25/2034(A)(D)	590	580
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl B1
8.717%, SOFR30A + 3.650%, 11/25/2041(A)(D)	540	537
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.267%, SOFR30A + 2.200%, 05/25/2042(A)(D)	599	603

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA
2.789%, 01/01/2035(D)	$343	$293
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
0.450%, 05/25/2045(D)	1,316	84
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
1.000%, 01/25/2048(D)	915	89
FNMA REMIC CMO, Ser 2020-60, Cl NI, IO
4.000%, 09/25/2050	521	98
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048	998	188
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
1.442%, 01/16/2040(D)	1,009	103
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
0.904%, 08/20/2043(D)	107	10
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	1,244	175
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	707	118
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	277	32
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
0.503%, 07/20/2047(D)	1,069	73
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
1.043%, 09/20/2048(D)	298	33
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
1.043%, 09/20/2048(D)	412	37
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
1.043%, 09/20/2048(D)	1,375	136
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
1.043%, 05/20/2048(D)	1,302	116
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
0.543%, 01/20/2048(D)	852	69
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
0.893%, 01/20/2049(D)	216	18
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
0.943%, 09/20/2049(D)	797	60
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
0.943%, 09/20/2049(D)	612	51
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	1,954	281
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
0.904%, 01/20/2049(D)	171	14
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
0.954%, 06/20/2049(D)	132	11

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	$729	$134

		7,551
Non-Agency Mortgage-Backed Obligations — 6.4%
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
6.080%, ICE LIBOR USD 1 Month + 0.930%, 11/25/2034(D)	316	303
Alternative Loan Trust, Ser 2005-81, Cl A1
5.710%, ICE LIBOR USD 1 Month + 0.560%, 02/25/2037(D)	454	374
BANK, Ser 2022-BNK44, Cl D
4.000%, 11/15/2032(A)(D)	600	341
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	870	761
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.152%, 05/15/2052(D)	10,447	421
BIG Commercial Mortgage Trust, Ser BIG, Cl F
10.583%, TSFR1M + 5.436%, 02/15/2039(A)(D)	480	452
BRAVO Residential Funding Trust, Ser 2022-R1, Cl A
3.125%, 01/29/2070(A)(H)	652	581
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.343%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(A)(D)	1,970	1,914
BX Commercial Mortgage Trust, Ser 2023-VLT2, Cl E
11.018%, TSFR1M + 5.871%, 06/15/2040(A)(D)	560	558
BX Commercial Mortgage Trust, Ser XL2, Cl J
9.083%, ICE LIBOR USD 1 Month + 3.890%, 10/15/2038(A)(D)	463	431
BX Trust, Ser SDMF, Cl F
7.130%, ICE LIBOR USD 1 Month + 1.937%, 09/15/2034(A)(D)	310	285
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/2052(A)	916	866
CFK Trust, Ser 2020-MF2, Cl E
3.573%, 03/15/2039(A)(D)	500	388
CIM Trust, Ser 2023-R4, Cl A1
5.000%, 05/25/2062(A)(D)	567	548
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A3
3.203%, 09/15/2050	770	701

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2022-A, Cl A1
6.170%, 09/25/2062(A)(H)	$571	$560
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1B1
9.500%, ICE LIBOR USD 1 Month + 4.350%, 04/25/2031(A)(D)	460	489
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
9.250%, ICE LIBOR USD 1 Month + 4.100%, 07/25/2039(A)(D)	511	525
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
8.167%, SOFR30A + 3.100%, 10/25/2041(A)(D)	1,020	1,006
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
7.817%, SOFR30A + 2.750%, 12/25/2041(A)(D)	680	661
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
8.067%, SOFR30A + 3.000%, 04/25/2042(A)(D)	386	385
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2B1
9.567%, SOFR30A + 4.500%, 04/25/2042(A)(D)	433	433
Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
8.700%, ICE LIBOR USD 1 Month + 3.550%, 07/25/2030(D)	570	600
Credit Suisse European Mortgage Capital, Ser 2019-1OTF, Cl A
8.199%, ICE LIBOR USD 3 Month + 2.900%, 08/09/2024(A)(D)	930	898
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(A)	320	173
CSMC Trust, Ser 2017-RPL1, Cl M2
2.961%, 07/25/2057(A)(D)	1,190	912
CSMC Trust, Ser 2019-UVIL, Cl A
3.160%, 12/15/2041(A)	950	796
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(D)	177	162
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.121%, 05/25/2065(A)(D)	600	565
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
5.310%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036(D)	417	409
GS Mortgage Securities Trust, Ser 2015-GC32, Cl D
3.345%, 07/10/2048	380	313

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl C
9.443%, ICE LIBOR USD 1 Month + 4.250%, 09/15/2031(A)(D)	$1,768	$655
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl F
8.440%, ICE LIBOR USD 1 Month + 3.250%, 12/15/2036(A)(D)	595	553
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl A
6.290%, ICE LIBOR USD 1 Month + 1.100%, 12/15/2036(A)(D)	1,830	1,800
GS Mortgage Securities Trust, Ser LUAU, Cl G
9.643%, ICE LIBOR USD 1 Month + 4.450%, 11/15/2032(A)(D)	500	476
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 2A1B
5.397%, ICE LIBOR USD 1 Month + 0.240%, 11/19/2036(D)	1,503	1,196
Impac CMB Trust, Ser 2005-4, Cl 1M1
5.795%, ICE LIBOR USD 1 Month + 0.430%, 05/25/2035(D)	600	543
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
8.313%, ICE LIBOR USD 1 Month + 3.150%, 07/05/2033(A)(D)	910	733
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-BKWD, Cl E
8.043%, ICE LIBOR USD 1 Month + 2.850%, 09/15/2029(A)(D)	1,730	1,377
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2022-ACB, Cl D
7.967%, SOFR30A + 2.900%, 03/15/2039(A)(D)	600	571
JPMorgan Chase Commercial Mortgage Securities Trust, Ser HTL5, Cl F
9.459%, ICE LIBOR USD 1 Month + 4.265%, 11/15/2038(A)(D)	710	663
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
3.844%, 10/25/2066(A)(H)	660	578
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
2.668%, 06/26/2036(A)(H)	197	174
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl M10
8.400%, ICE LIBOR USD 1 Month + 3.250%, 10/25/2049(A)(D)	499	482
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
8.900%, ICE LIBOR USD 1 Month + 3.750%, 03/25/2050(A)(D)	480	460

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
6.200%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2048(A)(D)	$253	$245
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl F
10.400%, ICE LIBOR USD 1 Month + 5.250%, 05/25/2055(A)(D)	468	464
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
2.443%, ICE LIBOR USD 1 Month + 0.430%, 03/26/2036(A)(D)	230	205
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
8.878%, ICE LIBOR USD 1 Month + 3.700%, 11/27/2031(A)(D)	180	175
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(H)	324	323
RALI Series Trust, Ser 2006-QO2, Cl A2
5.690%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2046(D)	1,286	266
RALI Series Trust, Ser 2007-QO2, Cl A1
5.300%, ICE LIBOR USD 1 Month + 0.150%, 02/25/2047(D)	791	295
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%, 05/25/2057(D)	1,527	1,397
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057(A)(D)	1,125	979
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059(A)(D)	1,720	1,436
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%, 08/25/2059(A)(D)	2,230	1,885
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(D)	830	710
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(D)	640	541
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(D)	320	251
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.856%, 07/05/2036(A)(D)	885	711
SMR Mortgage Trust, Ser 2021-IND, Cl F
11.147%, TSFR1M + 6.000%, 02/15/2039(A)(D)	789	732
Soho Trust, Ser 2021-SOHO, Cl D
2.787%, 08/10/2038(A)(D)	440	260

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
5.720%, ICE LIBOR USD 1 Month + 0.570%, 10/25/2036(A)(D)	$937	$902
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl F
9.444%, ICE LIBOR USD 1 Month + 4.252%, 11/11/2034(A)(D)	583	558
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl E
8.671%, ICE LIBOR USD 1 Month + 3.480%, 11/11/2034(A)(D)	1,742	1,673
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(D)	640	458
Towd Point Mortgage Trust, Ser 2020-2, Cl A1A
1.636%, 04/25/2060(A)(D)	275	237
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
3.436%, 12/25/2036(D)	510	443
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl B
3.959%, 12/15/2047	390	364
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
4.678%, 04/25/2036(D)	355	331

		43,913
Total Mortgage-Backed Securities
(Cost $56,408) ($ Thousands)		51,464

	Shares
COMMON STOCK — 5.8%

Communication Services — 0.3%
iHeartMedia Inc *	95,895	349
Intelsat Jackson Holdings *(B)	22,512	518
Verizon Communications Inc	29,874	1,111

		1,978
Consumer Discretionary — 0.1%
McDonald's Corp	1,109	331

Consumer Staples — 1.3%
Altria Group Inc	40,102	1,816
Clorox Co/The	6,316	1,004
Coca-Cola Co/The	5,881	354
Colgate-Palmolive Co	1,237	95
Flowers Foods Inc	10,839	270
General Mills Inc	17,848	1,369
Kimberly-Clark Corp	8,756	1,209
Mondelez International Inc, Cl A	2,052	150

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PepsiCo Inc	2,083	$386
Philip Morris International Inc	15,518	1,515
Procter & Gamble Co/The	3,592	545
Vector Group Ltd	6,784	87

		8,800
Energy — 0.6%
Chord Energy Corp	2,163	333
Civitas Resources Inc	3,002	208
Coterra Energy Inc	43,149	1,092
EOG Resources Inc	3,250	372
Noble Corp PLC	7,982	330
Summit Midstream Partners LP *	28,458	462
Williams Cos Inc/The	39,114	1,276

		4,073
Financials — 0.5%
American Financial Group Inc/OH	4,029	478
Arbor Realty Trust Inc ‡	8,268	123
Artisan Partners Asset Management Inc, Cl A	3,718	146
Bank OZK	6,175	248
CME Group Inc, Cl A	8,836	1,637
Cohen & Steers Inc	1,416	82
Old Republic International Corp	15,720	396
OneMain Holdings Inc, Cl A	5,990	262
Prosperity Bancshares Inc	4,892	276
WesBanco Inc	3,194	82

		3,730
Health Care — 1.2%
AbbVie Inc	10,352	1,395
Amgen Inc, Cl A	5,635	1,251
Bristol-Myers Squibb Co	20,039	1,281
Gilead Sciences Inc	19,811	1,527
Medtronic PLC	14,066	1,239
Merck & Co Inc	3,836	443
Pfizer Inc	31,348	1,150

		8,286
Industrials — 0.5%
3M Co	10,842	1,085
Automatic Data Processing Inc	645	142
Illinois Tool Works Inc	417	104
MSC Industrial Direct Co Inc, Cl A	2,443	233
PACCAR Inc	15,962	1,335
Watsco Inc	687	262

		3,161
Information Technology — 0.7%
Broadcom Inc	2,191	1,901
Cisco Systems Inc	25,043	1,296
Qlik, Cl A *(B)	56	77
Qlik, Cl B *(B)	13,812	—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Instruments Inc	9,213	$1,658

		4,932
Materials — 0.2%
Arctic Canadian Diamond Company Ltd *(B)	824	330
LyondellBasell Industries NV, Cl A	13,537	1,243

		1,573
Real Estate — 0.4%
Innovative Industrial Properties Inc, Cl A ‡	1,511	110
Public Storage ‡	5,406	1,578
VICI Properties Inc, Cl A ‡	34,841	1,095

		2,783
Total Common Stock
(Cost $36,978) ($ Thousands)		39,647

FOREIGN COMMON STOCK — 5.1%

Australia — 0.5%
BHP Group Ltd	39,189	1,174
Deterra Royalties Ltd	23,284	71
Dexus ‡	57,305	297
JB Hi-Fi Ltd	6,557	191
Premier Investments Ltd	4,897	66
Rio Tinto PLC	21,405	1,357

		3,156

Canada — 0.3%
BCE Inc	4,069	186
Canadian Natural Resources Ltd	21,001	1,182
Gibson Energy Inc	7,694	121
Great-West Lifeco Inc	14,862	432
Labrador Iron Ore Royalty Corp	3,116	73

		1,994

France — 0.4%
Rubis SCA	5,050	123
Sanofi	12,832	1,375
TotalEnergies SE	20,397	1,169

		2,667

Hong Kong — 1.2%
Agricultural Bank of China Ltd, Cl H	1,613,375	634
Bank of China Ltd, Cl H	4,384,547	1,757
Bank of Communications Co Ltd, Cl H	477,981	317
China CITIC Bank Corp Ltd, Cl H	489,770	230
China Construction Bank Corp, Cl H	2,704,763	1,750
CITIC Ltd	318,524	380
CK Asset Holdings Ltd	110,031	609
CK Infrastructure Holdings Ltd	34,145	181
HKT Trust & HKT Ltd	197,586	230

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrial & Commercial Bank of China Ltd, Cl H	1,615,485	$862
PetroChina Co Ltd, Cl H	1,156,114	800
Power Assets Holdings Ltd	76,848	402
SITC International Holdings Co Ltd	71,531	130
Want Want China Holdings Ltd	274,457	182

		8,464

Italy — 0.3%
Assicurazioni Generali SpA	59,767	1,214
Azimut Holding SpA	5,873	127
Banca Mediolanum SpA	11,715	106
Italgas SpA	25,503	151
Poste Italiane SpA	28,394	307
Unipol Gruppo SpA	20,996	112

		2,017

Japan — 0.5%
Japan Tobacco Inc	66,096	1,442
KDDI Corp	42,312	1,302
Sekisui House Ltd	31,277	629
SoftBank Corp	15,573	166
USS Co Ltd	11,112	183

		3,722

Malaysia — 0.0%
Petronas Gas Bhd	43,248	155

Netherlands — 0.1%
ASR Nederland NV	7,629	343
Koninklijke KPN NV	184,001	656

		999

New Zealand — 0.0%
Spark New Zealand Ltd	102,378	319

Singapore — 0.2%
CapitaLand Ascott Trust ‡	111,606	89
Oversea-Chinese Banking Corp Ltd	132,962	1,207

		1,296

Spain — 0.4%
Cia de Distribucion Integral Logista Holdings SA	3,662	99
Enagas SA	13,317	261
Industria de Diseno Textil SA	40,479	1,566
Mapfre SA	47,313	94
Redeia Corp SA	22,377	376
Viscofan SA	2,142	148

		2,544

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sweden — 0.2%
Nordea Bank Abp, Cl A	96,458	$1,047

Switzerland — 0.5%
Holcim AG	7,408	498
Novartis AG	18,327	1,844
Zurich Insurance Group AG	2,460	1,168

		3,510

United Kingdom — 0.5%
British American Tobacco PLC	46,748	1,550
Games Workshop Group PLC	1,821	253
Imperial Brands PLC	49,536	1,095
OSB Group PLC	22,757	139
Pagegroup PLC	17,876	91
Taylor Wimpey PLC	186,486	243

		3,371

Total Foreign Common Stock
(Cost $35,160) ($ Thousands)		35,261

	Face Amount (Thousands)
ASSET-BACKED SECURITIES — 4.7%
Other Asset-Backed Securities — 4.7%

Aimco CLO 12, Ser 2022-12A, Cl DR
7.886%, TSFR3M + 2.900%, 01/17/2032(A)(D)	$360	344
Apidos CLO XXII, Ser 2020-22A, Cl DR
12.000%, ICE LIBOR USD 3 Month + 6.750%, 04/20/2031(A)(D)	1,380	1,277
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053(A)	530	521
Bain Capital Credit CLO, Ser 2023-1A, Cl AN
6.573%, TSFR3M + 1.830%, 04/16/2036(A)(D)	690	687
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl CRRR
8.850%, ICE LIBOR USD 3 Month + 3.600%, 01/20/2032(A)(D)	340	319
BlueMountain CLO XXIX, Ser 2021-29A, Cl ER
12.115%, ICE LIBOR USD 3 Month + 6.860%, 07/25/2034(A)(D)	890	795
Bristol Park CLO, Ser 2020-1A, Cl ER
12.260%, ICE LIBOR USD 3 Month + 7.000%, 04/15/2029(A)(D)	500	434
Buckhorn Park CLO, Ser 2021-1A, Cl AR
6.382%, ICE LIBOR USD 3 Month + 1.120%, 07/18/2034(A)(D)	790	775

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Canyon Capital CLO, Ser 2021-1A, Cl E
11.670%, ICE LIBOR USD 3 Month + 6.410%, 04/15/2034(A)(D)	$280	$244
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
6.371%, ICE LIBOR USD 3 Month + 1.050%, 05/15/2031(A)(D)	1,045	1,033
Carlyle US CLO, Ser 2021-2A, Cl DR
11.760%, ICE LIBOR USD 3 Month + 6.500%, 07/15/2032(A)(D)	1,600	1,467
CarVal CLO VII-C, Ser 2023-1A, Cl A1
6.884%, TSFR3M + 2.200%, 01/20/2035(A)(D)	730	729
Cathedral Lake VII, Ser 2021-7RA, Cl D
9.540%, ICE LIBOR USD 3 Month + 4.280%, 01/15/2032(A)(D)	700	661
Catskill Park CLO, Ser 2017-1A, Cl D
11.250%, ICE LIBOR USD 3 Month + 6.000%, 04/20/2029(A)(D)	900	761
CIFC Funding, Ser 2017-3A, Cl C
8.900%, ICE LIBOR USD 3 Month + 3.650%, 07/20/2030(A)(D)	690	660
Copper River CLO, Ser 2006-1A
0.000%, 01/20/2021(A)(G)	3,000	–
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
5.410%, ICE LIBOR USD 1 Month + 0.260%, 12/25/2036(D)	1,005	895
CQS US CLO, Ser 2021-1A, Cl D1
8.800%, ICE LIBOR USD 3 Month + 3.550%, 01/20/2035(A)(D)	1,850	1,715
Dryden LXXV CLO, Ser 2021-75A, Cl ER2
11.860%, ICE LIBOR USD 3 Month + 6.600%, 04/15/2034(A)(D)	770	664
Dryden XLIII Senior Loan Fund, Ser 2021-43A, Cl ER3
11.650%, ICE LIBOR USD 3 Month + 6.400%, 04/20/2034(A)(D)	330	281
Eaton Vance CLO, Ser 2021-2A, Cl ER
11.760%, ICE LIBOR USD 3 Month + 6.500%, 01/15/2035(A)(D)	500	451
Educational Funding, Ser 2006-1A, Cl A3
5.605%, ICE LIBOR USD 3 Month + 0.350%, 04/25/2033(A)(D)	609	421
Fortress Credit BSL XII, Ser 2021-4A, Cl E
12.390%, ICE LIBOR USD 3 Month + 7.130%, 10/15/2034(A)(D)	250	224
Goldentree Loan Management US CLO 3, Ser 2018-3A, Cl D
8.100%, ICE LIBOR USD 3 Month + 2.850%, 04/20/2030(A)(D)	500	473

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO LIII, Ser 2021-53A, Cl E
11.950%, ICE LIBOR USD 3 Month + 6.700%, 07/20/2034(A)(D)	$410	$373
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048(A)	134	102
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049(A)	90	68
Halsey Point CLO I, Ser 2019-1A, Cl F
13.450%, ICE LIBOR USD 3 Month + 8.200%, 01/20/2033(A)(D)	290	245
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(A)	975	830
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051(A)	157	125
HGI CRE CLO, Ser 2021-FL1, Cl C
6.858%, ICE LIBOR USD 1 Month + 1.700%, 06/16/2036(A)(D)	330	311
Jay Park CLO, Ser 2018-1A, Cl DR
10.450%, ICE LIBOR USD 3 Month + 5.200%, 10/20/2027(A)(D)	590	547
Marathon CLO II, Ser 2005-2A
0.000%, 12/20/2019(A)(B)(G)	750	–
Marathon CLO, Ser 2019-2A, Cl BA
8.550%, ICE LIBOR USD 3 Month + 3.300%, 01/20/2033(A)(D)	330	320
Neuberger Berman Loan Advisers CLO 33, Ser 2021-33A, Cl DR
8.160%, ICE LIBOR USD 3 Month + 2.900%, 10/16/2033(A)(D)	500	470
Neuberger Berman Loan Advisers CLO 44, Ser 2021-44A, Cl E
11.260%, ICE LIBOR USD 3 Month + 6.000%, 10/16/2034(A)(D)	490	447
Oaktree CLO, Ser 2019-1A, Cl D
9.073%, ICE LIBOR USD 3 Month + 3.800%, 04/22/2030(A)(D)	250	222
Ocean Trails CLO IX, Ser 2021-9A, Cl DR
9.010%, ICE LIBOR USD 3 Month + 3.750%, 10/15/2034(A)(D)	500	465
Ocean Trails CLO X, Ser 2021-10A, Cl ER
12.830%, ICE LIBOR USD 3 Month + 7.570%, 10/15/2034(A)(D)	590	509
Ocean Trails CLO XIV, Ser 2023-14A, Cl A1
6.780%, TSFR3M + 2.000%, 01/20/2035(A)(D)	650	651
OZLM XI, Ser 2017-11A, Cl BR
7.599%, ICE LIBOR USD 3 Month + 2.300%, 10/30/2030(A)(D)	600	587

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ser 2022-3A, Cl C
10.386%, TSFR3M + 5.400%, 04/15/2031(A)(D)	$670	$673
Parallel, Ser 2020-1A, Cl CR
7.250%, ICE LIBOR USD 3 Month + 2.000%, 07/20/2029(A)(D)	750	725
Peace Park CLO, Ser 2021-1A, Cl E
11.250%, ICE LIBOR USD 3 Month + 6.000%, 10/20/2034(A)(D)	400	367
RR, Ser 2021-18A, Cl D
11.510%, ICE LIBOR USD 3 Month + 6.250%, 10/15/2034(A)(D)	750	677
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.500%, ICE LIBOR USD 3 Month + 7.250%, 07/20/2034(A)(D)	450	401
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	646	588
SMB Private Education Loan Trust, Ser 2023-B, Cl B
5.770%, 10/16/2056(A)	800	781
Sunnova Helios II, Ser 2019-AA, Cl C
5.320%, 06/20/2046(A)	420	294
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	387	339
Sycamore Tree CLO, Ser 2023-2A, Cl A
7.237%, TSFR3M + 2.330%, 04/20/2035(A)(D)	750	751
Symphony CLO 37, Ser 2022-37A, Cl A1A
6.546%, TSFR3M + 2.300%, 10/20/2034(A)(D)	660	660
Symphony CLO XIX, Ser 2018-19A, Cl E
10.460%, ICE LIBOR USD 3 Month + 5.200%, 04/16/2031(A)(D)	250	210
TCI-Symphony CLO, Ser 2021-1A, Cl ER2
11.992%, ICE LIBOR USD 3 Month + 6.750%, 10/13/2032(A)(D)	730	590
Tikehau US CLO I, Ser 2021-1A, Cl E
12.172%, ICE LIBOR USD 3 Month + 6.910%, 01/18/2035(A)(D)	1,200	1,030
TSTAT, Ser 2022-2A, Cl C
9.313%, TSFR3M + 4.800%, 01/20/2031(A)(D)	480	487
Voya CLO, Ser 2018-3A, Cl A1A
6.410%, ICE LIBOR USD 3 Month + 1.150%, 10/15/2031(A)(D)	250	248
Voya CLO, Ser 2021-3A, Cl DR
12.200%, ICE LIBOR USD 3 Month + 6.950%, 04/20/2034(A)(D)	260	238
Whitebox CLO IV, Ser 2023-4A, Cl A1
6.930%, TSFR3M + 2.150%, 04/20/2036(A)(D)	770	771

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Whitehorse XII, Ser 2018-12A, Cl D
8.910%, ICE LIBOR USD 3 Month + 3.650%, 10/15/2031(A)(D)	$250	$234
Z Capital Credit Partners CLO, Ser 2021-1A, Cl D
9.460%, ICE LIBOR USD 3 Month + 4.200%, 07/15/2033(A)(D)	450	416

Total Asset-Backed Securities
(Cost $38,888) ($ Thousands)		32,583

	Shares
PREFERRED STOCK — 0.3%

Energy — 0.3%
MPLX, 8.462% *(B)(E)	70,655	2,320

Total Preferred Stock
(Cost $2,296) ($ Thousands)		2,320

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.2%
Alarm.com Holdings
0.000%, 01/15/2026(I)	$57	49
DISH Network
0.000%, 12/15/2025(I)	970	513
DraftKings Holdings
0.000%, 03/15/2028(I)	770	574
Gannett
6.000%, 12/01/2027	240	185

Total Convertible Bonds
(Cost $1,551) ($ Thousands)		1,321

MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	209	225

Total Municipal Bond

(Cost $230) ($ Thousands)		225

	Number of Warrants
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/07/2028
Strike Price $19.27 *	2,787	76
Noble Corp PLC, Expires 02/07/2028
Strike Price $23.13 *	2,787	70

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)

Total Warrants
(Cost $13) ($ Thousands)		$146

	Number of Rights
RIGHTS — 0.0%
Intelsat Jackson Holdings *‡‡(B)	4,712	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $349) ($ Thousands)		351

PURCHASED SWAPTION — 0.0%
Total Purchased Swaption
(Cost $35) ($ Thousands)		75

Total Investments in Securities — 96.9%
(Cost $746,407) ($ Thousands)		$668,173

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $306) ($ Thousands)		$(201)

WRITTEN SWAPTION — (0.0)%
Total Written Swaption
(Premiums Received $35) ($ Thousands)		$(62)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at June 30, 2023 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
USD Put	6,820,000	$7,911	$1.16	9/16/2023	$1
USD Put	2,800,000	6,720	2.40	7/22/2023	–

		14,631			1

Call Options
December 2023, 3 Month SOFR	6	$1,489	99.25	12/16/2023	$–
USD Call	2,820,000	7,896	2.80	8/19/2023	182
USD Call	2,820,000	8,347	2.96	9/16/2023	147
USD Call	3,100,000	4,123	1.33	8/19/2023	21

		21,855			350

Total Purchased Options		$36,486			$351
WRITTEN OPTIONS — 0.0%
Put Options
USD Put	(2,800,000)	$(4,900)	1.75	07/22/2023	$–
USD Put	(2,800,000)	(5,810)	2.08	07/22/2023	–

		(10,710)			–

Call Options
USD Call	(2,820,000)	(10,857)	3.85	09/16/2023	(18)
USD Call	(2,820,000)	(10,321)	3.66	08/19/2023	(28)
USD Call	(2,820,000)	(9,602)	3.41	09/16/2023	(64)
USD Call	(2,820,000)	(9,109)	3.23	08/19/2023	(91)

		(39,889)			(201)

Total Written Options		$(50,599)			$(201)

A list of open OTC swaptions held by the Fund at June 30, 2023, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Call Swaptions
Swaption Call*	Bank of America Merrill Lynch	5,406,000	$102.00	09/16/2023	$75
WRITTEN SWAPTION — 0.0%
Call Swaptions
Swaption Call*	Bank of America Merrill Lynch	(27,029,000)	$70.00	09/16/2023	$(62)

A list of the open futures contracts held by the Fund at June 30, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	52	Mar-2025	$12,561	$12,477	$(84)
Australian 10-Year Bond	24	Sep-2023	1,882	1,856	(24)
Euro-Bobl	5	Sep-2023	626	631	(6)
ICE 3-Month SONIA	22	Sep-2023	6,384	6,630	(65)
ICE 3-Month SONIA	116	Dec-2023	33,942	34,675	(451)
ICE 3-Month SONIA	76	Mar-2024	22,224	22,649	(282)
Long Gilt 10-Year Bond	27	Sep-2023	3,259	3,271	(62)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
U.S. 2-Year Treasury Note	481	Oct-2023	$99,066	$97,808	$(1,258)
U.S. 5-Year Treasury Note	88	Sep-2023	9,509	9,424	(85)
U.S. 10-Year Treasury Note	741	Sep-2023	84,142	83,189	(953)
U.S. Long Treasury Bond	48	Sep-2023	6,083	6,092	9
U.S. Long Treasury Bond	101	Sep-2023	12,946	12,818	(128)
U.S. Ultra Long Treasury Bond	152	Sep-2023	20,505	20,705	200
Ultra 10-Year U.S. Treasury Note	101	Sep-2023	12,083	11,962	(121)
			325,212	324,187	(3,310)
Short Contracts
3 Month SOFR	(19)	Sep-2023	$(4,535)	$(4,502)	$32
3 Month SOFR	(90)	Mar-2024	(21,412)	(21,294)	118
			(25,947)	(25,796)	150
			$299,265	$298,391	$(3,160)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	08/08/23	GBP	1,092	USD	1,370	$(19)
Barclays PLC	09/20/23	NZD	940	USD	574	(1)
BNP Paribas	07/18/23	USD	504	EUR	470	9
BNP Paribas	07/18/23	USD	629	CAD	855	17
BNP Paribas	07/18/23	EUR	2,000	USD	2,205	21
BNP Paribas	07/18/23	EUR	1,221	USD	1,308	(25)
BNP Paribas	07/18/23	CAD	4,013	USD	3,001	(32)
Citigroup	07/18/23	AUD	48	USD	33	1
Deutsche Bank	08/16/23	USD	472	MXN	8,593	24
Goldman Sachs	07/18/23	GBP	235	USD	291	(8)
Goldman Sachs	07/18/23	EUR	690	USD	768	15
Goldman Sachs	07/18/23	USD	767	MXN	14,170	56
Goldman Sachs	07/18/23	USD	2,019	CAD	2,687	13
Goldman Sachs	07/18/23	USD	3,608	JPY	483,180	(255)
Goldman Sachs	07/18/23	MXN	21,930	USD	1,228	(46)
Goldman Sachs	07/18/23	JPY	221,923	USD	1,676	136
JPMorgan Chase Bank	07/18/23	USD	10	NZD	16	—
JPMorgan Chase Bank	07/18/23	CAD	500	USD	374	(4)
JPMorgan Chase Bank	07/18/23	EUR	2,781	USD	3,057	20
JPMorgan Chase Bank	07/18/23	IDR	10,942,340	USD	730	1
JPMorgan Chase Bank	09/20/23	USD	392	JPY	55,434	(4)
Morgan Stanley	07/18/23	ZAR	30	USD	2	—
Morgan Stanley	07/18/23	USD	583	BRL	2,983	34
Morgan Stanley	07/18/23	USD	914	GBP	732	16
Morgan Stanley	07/18/23	USD	1,015	JPY	136,890	(64)
Morgan Stanley	07/18/23	USD	1,878	EUR	1,700	(21)
Morgan Stanley	07/18/23	USD	2,021	CNH	14,160	(72)
Morgan Stanley	07/18/23	BRL	2,910	USD	576	(26)
Morgan Stanley	07/18/23	AUD	3,130	USD	2,157	72
Morgan Stanley	07/18/23	USD	3,352	MXN	61,749	235
Morgan Stanley	07/18/23	USD	3,887	NOK	39,927	(157)
Morgan Stanley	07/18/23	NOK	4,140	USD	394	7
Morgan Stanley	07/18/23	GBP	5,499	USD	6,854	(138)
Morgan Stanley	07/18/23	USD	291	AUD	440	2

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	07/18/23	USD	7,488	AUD	11,125	$(79)
Morgan Stanley	07/18/23	CNH	9,180	USD	1,342	78
Morgan Stanley	07/18/23	MXN	70,320	USD	3,919	(167)
Morgan Stanley	09/19/23	EUR	12,888	USD	14,199	81
Morgan Stanley	09/20/23	GBP	590	USD	739	(10)
Morgan Stanley	09/20/23	EUR	859	USD	926	(15)
Morgan Stanley	09/20/23	AUD	1,031	USD	692	5
Morgan Stanley	09/20/23	CAD	1,093	USD	821	(6)
State Street	09/20/23	USD	1,707	CHF	1,529	18
State Street	09/20/23	USD	313	CHF	278	—
UBS	09/20/23	USD	1,379	JPY	189,233	(53)
UBS	09/20/23	SEK	6,432	USD	597	(1)
Westpac Banking	09/20/23	NOK	7,242	USD	660	(19)
						$(361)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2023 is as follows:

Credit Default Swaps - Buy Protection

Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4006/28@500	5.00%	Quarterly	06/20/2028	$3,753	$(108)	$11	$(119)
CDS-DAIGR@100BP5.1Y	1.00%	Quarterly	12/20/2024	1,290	(13)	(8)	(5)
CDS-GM@500BP4.9Y	5.00%	Quarterly	06/20/2026	1,450	(153)	(168)	15
					$(274)	$(165)	$(109)

Credit Default Swaps - Sell Protection

Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-F@500BPS 4.9Y	5.00%	Quarterly	06/20/2026	$1,450	$122	$125	$(3)
CDS-VW@100BP5.1Y	1.00%	Quarterly	12/20/2024	1,290	8	4	4
ICE CD BA 1.00 20JUN24 P	1.00%	Quarterly	06/20/2024	525	3	2	1
ICE CD CDXIG533 1.00 20DE	1.00%	Quarterly	12/20/2024	2,375	23	18	5
ICE CD CDXIG534 1.00 20JU	1.00%	Quarterly	06/20/2025	26,200	292	156	136
ICE CD CHILE 1.00 20JUN28	1.00%	Quarterly	06/20/2028	210	3	–	3
ICE CD CXPHY534 5.00 20JU	5.00%	Quarterly	06/25/2025	6,092	226	(93)	319
ICE CD GE 1.00 20JUN26 P	1.00%	Quarterly	06/20/2026	1,175	13	11	2
ICE CD PERU 1.00 20JUN28	1.00%	Quarterly	06/20/2028	980	10	(11)	21
ICE CD PHILIP 1.00 20JUN2	1.00%	Quarterly	06/20/2028	390	3	–	3
ICE CD US91087BAC46 1.00	1.00%	Quarterly	06/20/2028	1,160	(2)	(8)	6
					$701	$204	$497

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BZDIOVRA	12.30%	Monthly	01/02/2024	BRL	1,690	$(1)	$–	$(1)
12.795%	BZDIOVRA	Monthly	01/02/2024	BRL	7,200	–	–	–
11.814%	BZDIOVRA	Monthly	01/02/2024	BRL	12,765	(12)	2	(14)
10.95%	BZDIOVRA	Monthly	01/02/2025	BRL	4,140	(3)	–	(3)
13.3%	BZDIOVRA	Monthly	01/02/2025	BRL	4,360	(33)	–	(33)
BZDIOVRA	12.06%	Monthly	01/02/2025	BRL	5,500	20	(8)	28

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Income Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BZDIOVRA	12.063%	Monthly	01/02/2025	BRL	6,480	$24	$–	$24
BZDIOVRA	10.85%	Monthly	01/02/2026	BRL	2,750	7	–	7
BZDIOVRA	8.495%	Monthly	01/04/2027	BRL	1,200	(12)	(25)	13
BZDIOVRA	13.03%	Monthly	01/04/2027	BRL	2,270	49	2	47
BRL @11.23%	BZDIOVRA 1M	Monthly	01/04/2027	BRL	800	5	(6)	11
CME IR	CME IR	Monthly	01/02/2024	BRL	3,790	4	–	4
MXIBTIIE	8.25%	Monthly	09/13/2028	MXN	27,180	8	–	8
9.25%	MXIBTIIE	Monthly	09/17/2025	MXN	16,025	1	–	1
28-DAY MXN - TIIE	7.2%	Monthly	07/17/2024	MXN	365,383	(790)	–	(790)
3.05%	SD-SOFR-OIS	Annually	02/15/2048	USD	2,879	121	106	15
3.15% FIXED	USD-SOFR-OIS	Annually	05/15/2048	USD	3,364	83	–	83
CNRR007	2.25%	Quarterly	09/20/2025	CNY	31,620	13	1	12
CNRR007	2.50%	Quarterly	09/20/2028	CNY	14,770	9	(3)	12
3.50%	EUR006M	Annually	09/20/2026	EUR	2,710	4	(6)	10
3.25%	EUR006M	Annually	09/20/2028	EUR	1,150	(2)	(4)	2
3.25%	EUR006M	Annually	09/20/2030	EUR	3,150	(38)	(34)	(4)
3.25%	EUR006M	Annually	09/20/2033	EUR	2,980	(71)	(54)	(17)
3.00%	EUR006M	Annually	09/20/2043	EUR	330	(11)	(3)	(8)
2.50%	EUR006M	Annually	09/20/2053	EUR	260	1	(9)	10
3.25%	SONIO	Annually	09/20/2033	GBP	430	45	45	–
KWCDC	3.25%	Quarterly	09/20/2028	KRW	2,777,030	(22)	(3)	(19)
KWCDC	3.25%	Quarterly	09/20/2033	KRW	716,480	(7)	(2)	(5)
PLN @ 5%	WIBR6M	Annually	09/20/2028	PLN	2,620	(4)	(2)	(2)
WIBR6M	5.50%	Semi-Annually	09/20/2033	PLN	3,950	38	15	23
3.00%	SIBCSORA	Semi-Annually	09/20/2028	SGD	1,720	37	6	31
SOFRRATE	3.60%	Annually	09/20/2028	USD	1,290	(12)	4	(16)
3.50%	SOFRRATE	Annually	09/20/2033	USD	710	–	(4)	4
SOFRRATE	3.35%	Annually	10/26/2027	USD	42,440	72	205	(133)
3.24%	SOFRRATE	Annually	10/26/2035	USD	9,780	(35)	(45)	10
9.25%	JIBA3M	Quarterly	09/20/2025	ZAR	25,175	(18)	(20)	2
JIBA3M	10.5%	Quarterly	09/20/2033	ZAR	6,600	19	6	13
	–					$(511)	$164	$(675)

Percentages are based on Net Assets of $689,420 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $299,826 ($ Thousands), representing 43.5% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is in default on interest payment.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Unsettled bank loan. Interest rate may not be available.
(H)	No interest rate available.
(I)	Zero coupon security.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 67.4%
U.S. Treasury Bills ^
4.910%, 10/05/2023 (B)	$9,000	$8,879
4.902%, 10/12/2023 (B)	9,000	8,869
4.849%, 09/07/2023 (B)	10,000	9,906
4.810%, 09/28/2023 (B)	10,000	9,875
4.805%, 08/10/2023 (B)	1,900	1,890
4.703%, 09/21/2023 (B)	10,000	9,885
4.697%, 09/14/2023 (B)	10,000	9,895
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2027	154,518	144,832
0.125%, 07/15/2024	137,387	133,268
0.125%, 07/15/2026	85,547	80,352
U.S. Treasury Note
5.285%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 ^(C)	10,400	10,401
U.S. Treasury Notes ^
5.500%, US Treasury 3 Month Bill Money Market Yield + 0.200%, 01/31/2025 (C)	5,200	5,209
5.440%, US Treasury 3 Month Bill Money Market Yield + 0.140%, 10/31/2024 (C)	1,700	1,701
5.337%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/2024 (C)	6,100	6,100
5.335%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/2023 (C)	6,000	6,002
5.329%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023 (C)	18,400	18,400
5.225%, US Treasury 3 Month Bill Money Market Yield + -0.075%, 04/30/2024 (C)	5,000	4,998
4.625%, 02/28/2025	800	794
4.000%, 02/15/2026	200	197

Total U.S. Treasury Obligations
(Cost $477,674) ($ Thousands)		471,453

	Shares
COMMON STOCK — 29.6%

Communication Services — 2.4%
Activision Blizzard Inc	6,065	511
Alphabet Inc, Cl A *	18,329	2,194
Alphabet Inc, Cl C *	16,157	1,955
AMC Entertainment Holdings Inc, Cl A	6,000	26
Anterix Inc *	1,000	32
AT&T Inc	114,600	1,828
Cogent Communications Holdings Inc	627	42
Electronic Arts Inc	2,323	301

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Frontier Communications Parent Inc *	3,779	$70
GCI Liberty Inc	1,700	—
Iridium Communications Inc	1,871	116
Liberty Latin America Ltd, Cl C *	2,193	19
Liberty Media Corp-Liberty Formula One, Cl C *	1,753	132
Live Nation Entertainment Inc *	1,251	114
Lumen Technologies Inc	19,671	44
Madison Square Garden Entertainment, Cl A *	500	17
Madison Square Garden Sports Corp	200	38
Marcus Corp/The	1,600	24
Match Group Inc *	1,315	55
Meta Platforms Inc, Cl A *	6,510	1,868
Netflix Inc *	3,096	1,364
Pinterest Inc, Cl A *	2,327	64
ROBLOX Corp, Cl A *	3,286	132
Roku Inc, Cl A *	918	59
Spotify Technology SA *	1,079	173
Take-Two Interactive Software Inc, Cl A *	1,313	193
T-Mobile US Inc *	9,496	1,319
Verizon Communications Inc	64,063	2,383
Walt Disney Co/The *	13,432	1,199
Warner Bros Discovery Inc *	16,735	210
World Wrestling Entertainment Inc, Cl A	400	43
ZoomInfo Technologies Inc, Cl A *	897	23

		16,548
Consumer Staples — 7.2%
Albertsons Cos Inc, Cl A	3,402	74
Altria Group Inc	33,983	1,539
Andersons Inc/The	700	32
Archer-Daniels-Midland Co	10,476	792
B&G Foods Inc, Cl A	1,700	24
Beauty Health Co/The *	2,399	20
BellRing Brands Inc *	3,127	114
Beyond Meat Inc *	1,800	23
BJ's Wholesale Club Holdings Inc *	2,662	168
Boston Beer Co Inc/The, Cl A *	220	68
Brown-Forman Corp, Cl A	805	55
Brown-Forman Corp, Cl B	3,714	248
Bunge Ltd	2,677	253
Cal-Maine Foods Inc	923	41
Campbell Soup Co	3,937	180
Casey's General Stores Inc	553	135
Celsius Holdings Inc *	1,071	160
Central Garden & Pet Co, Cl A *	900	33
Chefs' Warehouse Inc/The *	724	26
Church & Dwight Co Inc	4,868	488
Clorox Co/The	2,405	382
Coca-Cola Co/The	73,719	4,439
Coca-Cola Consolidated Inc	122	78
Colgate-Palmolive Co	15,592	1,201

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Conagra Brands Inc	9,459	$319
Constellation Brands Inc, Cl A	3,036	747
Costco Wholesale Corp	8,404	4,525
Coty Inc, Cl A *	6,638	82
Darling Ingredients Inc *	3,102	198
Dollar General Corp	4,133	702
Dollar Tree Inc *	3,842	551
Edgewell Personal Care Co	1,021	42
elf Beauty Inc *	1,028	117
Energizer Holdings Inc	1,130	38
Estee Lauder Cos Inc/The, Cl A	4,399	864
Flowers Foods Inc	3,839	95
Freshpet Inc *	959	63
General Mills Inc	11,505	882
Grocery Outlet Holding Corp *	1,488	46
Hain Celestial Group Inc/The *	1,723	22
Herbalife Ltd *	1,841	24
Hershey Co/The	2,852	712
Hormel Foods Corp	5,617	226
Hostess Brands Inc, Cl A *	2,847	72
Ingles Markets Inc, Cl A	244	20
Ingredion Inc	1,558	165
Inter Parfums Inc	362	49
J & J Snack Foods Corp	289	46
J M Smucker Co/The	2,081	307
Kellogg Co	4,802	324
Keurig Dr Pepper Inc	16,902	528
Kimberly-Clark Corp	6,568	907
Kraft Heinz Co/The	13,596	483
Kroger Co/The	12,539	589
Lamb Weston Holdings Inc	2,825	325
Lancaster Colony Corp	386	78
McCormick & Co Inc/MD	4,824	421
Medifast Inc	244	22
MGP Ingredients Inc	172	18
Molson Coors Beverage Co, Cl B	3,246	214
Mondelez International Inc, Cl A	25,195	1,838
Monster Beverage Corp *	14,183	815
Nu Skin Enterprises Inc, Cl A	1,100	36
PepsiCo Inc	25,997	4,815
Performance Food Group Co *	2,915	176
Philip Morris International Inc	29,147	2,845
Pilgrim's Pride Corp *	945	20
Post Holdings Inc *	1,164	101
PriceSmart Inc	500	37
Primo Water Corp	3,397	43
Procter & Gamble Co/The	44,861	6,807
Simply Good Foods Co/The *	1,749	64
Spectrum Brands Holdings Inc	964	75
Sprouts Farmers Market Inc *	2,383	87
SunOpta *	2,419	16
Sysco Corp, Cl A	9,691	719

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Target Corp, Cl A	8,681	$1,145
TreeHouse Foods Inc *	904	46
Tyson Foods Inc, Cl A	5,243	268
United Natural Foods Inc *	1,213	24
Universal Corp/VA	497	25
US Foods Holding Corp *	4,219	186
Utz Brands Inc	2,088	34
Vector Group Ltd	1,926	25
Walgreens Boots Alliance Inc	14,163	403
Walmart Inc	27,164	4,270
WD-40 Co	260	49
Weis Markets Inc	730	47

		50,412
Energy — 7.5%
Antero Midstream Corp	10,130	117
Antero Resources Corp *	8,236	190
APA Corp	9,247	316
Arch Resources Inc	400	45
Archrock Inc	5,290	54
Ardmore Shipping Corp	1,600	20
Baker Hughes Co, Cl A	27,524	870
Baytex Energy	5,243	17
Berry Corp	5,900	41
Borr Drilling Ltd *	5,368	40
Bristow Group Inc *	1,334	38
Cactus Inc, Cl A	1,829	77
California Resources Corp	2,161	98
Callon Petroleum *	1,489	52
ChampionX Corp	6,129	190
Cheniere Energy Inc	6,805	1,037
Chesapeake Energy Corp	3,526	295
Chevron Corp	55,134	8,675
Chord Energy Corp	1,267	195
Civitas Resources Inc	1,897	132
Clean Energy Fuels Corp *	5,502	27
CNX Resources Corp *	6,073	108
Comstock Resources Inc	2,487	29
ConocoPhillips	34,965	3,623
CONSOL Energy Inc	977	66
Coterra Energy Inc	21,572	546
Crescent Energy, Cl A	2,600	27
CVR Energy Inc	1,200	36
Delek US Holdings Inc	2,429	58
Denbury *	1,429	123
Devon Energy Corp	18,565	897
DHT Holdings Inc	3,800	32
Diamond Offshore Drilling *	3,778	54
Diamondback Energy Inc, Cl A	5,153	677
Dorian LPG Ltd	1,200	31
Dril-Quip Inc *	1,131	26
DT Midstream Inc	2,973	147
Energy Fuels Inc/Canada *	4,900	30

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EOG Resources Inc	16,592	$1,899
EQT Corp	10,704	440
Equitrans Midstream Corp	12,538	120
Expro Group Holdings NV *	2,600	46
Exxon Mobil Corp	117,537	12,606
FLEX LNG	1,316	40
Frontline PLC	3,818	55
Golar LNG Ltd	4,132	83
Green Plains Inc *	1,600	52
Gulfport Energy Corp *	323	34
Halliburton Co	25,935	856
Helix Energy Solutions Group Inc *	3,840	28
Helmerich & Payne Inc	3,078	109
Hess Corp	8,084	1,099
HF Sinclair Corp	3,678	164
International Seaways Inc	1,372	52
Kinder Morgan Inc	55,174	950
Kinetik Holdings, Cl A	700	25
Kosmos Energy Ltd *	14,075	84
Liberty Energy Inc, Cl A	3,818	51
Magnolia Oil & Gas Corp, Cl A	5,855	122
Marathon Oil Corp	18,294	421
Marathon Petroleum Corp	12,994	1,515
Matador Resources Co	2,993	157
Murphy Oil Corp	4,489	172
Nabors Industries Ltd *	162	15
New Fortress Energy Inc, Cl A	1,410	38
NexTier Oilfield Solutions Inc *	3,551	32
Noble Corp PLC	2,229	92
Nordic American Tankers Ltd	7,800	29
Northern Oil and Gas Inc	1,737	60
NOV Inc	12,154	195
Occidental Petroleum Corp	22,537	1,325
Oceaneering International Inc, Cl A *	3,144	59
Oil States International Inc *	2,800	21
ONEOK Inc	12,324	761
Ovintiv Inc	6,799	259
Par Pacific Holdings Inc *	1,014	27
Patterson-UTI Energy Inc	8,085	97
PBF Energy Inc, Cl A	3,222	132
PDC Energy Inc, Cl A	2,384	170
Peabody Energy Corp	3,227	70
Permian Resources Corp, Cl A	6,969	76
Phillips 66	13,012	1,241
Pioneer Natural Resources Co	6,807	1,410
ProPetro Holding Corp *	3,600	30
Range Resources Corp	6,430	189
REX American Resources Corp *	800	28
SandRidge Energy Inc	2,600	40
Schlumberger NV, Cl A	40,572	1,993
Scorpio Tankers Inc	1,325	63
Select Water Solutions Inc, Cl A	3,200	26

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SFL Corp Ltd	3,400	$32
Sitio Royalties Corp, Cl A	2,400	63
SM Energy Co	3,668	116
Southwestern Energy Co *	33,123	199
Talos Energy Inc *	2,800	39
Targa Resources Corp	6,374	485
Teekay Tankers Ltd, Cl A	700	27
Tellurian *	14,384	20
Texas Pacific Land Corp	146	192
Tidewater Inc *	1,524	84
Uranium Energy *	11,095	38
US Silica Holdings Inc *	2,400	29
Valaris *	1,981	125
Valero Energy Corp	11,128	1,305
Vital Energy *	438	20
Vitesse Energy Inc	1,100	25
Weatherford International PLC *	1,931	128
Williams Cos Inc/The	33,798	1,103
World Kinect Corp	1,161	24

		52,748
Financials — 0.0%
Eversource Energy	3,229	229

Health Care — 6.0%
10X Genomics Inc, Cl A *	959	54
Abbott Laboratories	12,566	1,370
AbbVie Inc	12,890	1,737
AbCellera Biologics Inc *	4,090	26
Acadia Healthcare Co Inc, Cl A *	930	74
ACADIA Pharmaceuticals Inc *	1,468	35
Agilent Technologies Inc	2,199	264
agilon health Inc *	1,337	23
Agios Pharmaceuticals Inc *	697	20
Align Technology Inc *	543	192
Alkermes PLC *	1,921	60
Alnylam Pharmaceuticals Inc *	963	183
Amedisys Inc *	444	41
AmerisourceBergen Corp, Cl A	1,130	217
Amgen Inc, Cl A	3,961	879
AMN Healthcare Services Inc *	330	36
Apellis Pharmaceuticals Inc *	767	70
Arrowhead Pharmaceuticals Inc *	730	26
Avantor Inc *	5,092	105
Axonics Inc *	416	21
Axsome Therapeutics Inc *	300	22
Azenta Inc *	700	33
Baxter International Inc	3,665	167
Beam Therapeutics *	669	21
Becton Dickinson & Co	2,071	547
BioCryst Pharmaceuticals Inc *	3,587	25
Biogen Inc *	1,018	290
Biohaven Ltd *	1,401	33

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BioMarin Pharmaceutical Inc *	1,434	$124
Bio-Rad Laboratories Inc, Cl A *	152	58
Bio-Techne Corp	1,070	87
Blueprint Medicines Corp *	389	25
Boston Scientific Corp *	10,404	563
Bristol-Myers Squibb Co	15,813	1,011
Bruker Corp	802	59
Cardinal Health Inc	1,786	169
Catalent Inc *	1,252	54
Centene Corp *	4,048	273
Certara Inc *	1,300	24
Charles River Laboratories International Inc *	400	84
Chemed Corp	100	54
Chinook Therapeutics Inc *	800	31
Cigna Group/The	2,130	598
CONMED Corp	359	49
Cooper Cos Inc/The, Cl A	409	157
CorVel Corp *	200	39
Crinetics Pharmaceuticals Inc *	1,300	23
CVS Health Corp	9,401	650
Cytokinetics Inc *	967	32
Danaher Corp, Cl A	4,692	1,126
DaVita Inc *	499	50
Denali Therapeutics Inc *	976	29
DENTSPLY SIRONA Inc	1,415	57
Dexcom Inc *	2,760	355
Doximity Inc, Cl A *	1,221	42
Edwards Lifesciences Corp, Cl A *	5,771	544
Elanco Animal Health Inc *	3,257	33
Elevance Health Inc	1,746	776
Eli Lilly & Co	6,117	2,869
Embecta	900	19
Encompass Health Corp	777	53
Enovis Corp *	600	38
Ensign Group Inc/The	343	33
Envista Holdings Corp *	1,412	48
Evolent Health Inc, Cl A *	1,100	33
Exact Sciences Corp *	1,360	128
Exelixis Inc *	1,865	36
FibroGen Inc *	1,300	3
GE HealthCare Technologies Inc	2,736	222
Gilead Sciences Inc	9,170	707
Globus Medical Inc, Cl A *	716	43
Guardant Health Inc *	1,000	36
Haemonetics Corp *	463	39
Halozyme Therapeutics Inc *	1,037	37
HCA Healthcare Inc	1,584	481
HealthEquity Inc *	444	28
Henry Schein Inc *	873	71
Hologic Inc *	1,750	142
Horizon Therapeutics Plc *	1,576	162

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Humana Inc	923	$413
ICU Medical Inc *	130	23
IDEXX Laboratories Inc *	613	308
Illumina Inc *	1,161	218
ImmunoGen Inc *	1,700	32
Inari Medical *	438	25
Incyte Corp *	1,437	89
Insmed Inc *	978	21
Inspire Medical Systems Inc *	203	66
Insulet Corp *	496	143
Integra LifeSciences Holdings Corp *	562	23
Intellia Therapeutics *	1,068	44
Intra-Cellular Therapies Inc, Cl A *	567	36
Intuitive Surgical Inc *	2,529	865
Ionis Pharmaceuticals Inc *	941	39
IQVIA Holdings Inc *	1,291	290
iRhythm Technologies Inc *	262	27
IVERIC bio Inc *	1,156	45
Jazz Pharmaceuticals PLC *	467	58
Johnson & Johnson	19,022	3,149
Karuna Therapeutics Inc *	175	38
Laboratory Corp of America Holdings	576	139
Lantheus Holdings Inc *	498	42
LivaNova PLC *	414	21
Madrigal Pharmaceuticals Inc *	82	19
Masimo Corp *	338	56
McKesson Corp	970	414
Medpace Holdings Inc *	269	65
Medtronic PLC	9,956	877
Merck & Co Inc	18,617	2,148
Merit Medical Systems Inc *	444	37
Mettler-Toledo International Inc *	152	199
Mirati Therapeutics Inc *	444	16
Moderna Inc *	2,422	294
Molina Healthcare Inc *	367	111
Natera Inc *	481	23
Neogen Corp, Cl B *	1,962	43
Neurocrine Biosciences Inc *	720	68
Novocure Ltd *	710	29
Omnicell Inc *	500	37
Option Care Health Inc *	1,755	57
Organon & Co	1,700	35
Pacific Biosciences of California Inc *	2,400	32
Pacira BioSciences Inc *	527	21
Penumbra Inc *	305	105
Perrigo Co PLC	900	31
Pfizer Inc	41,192	1,511
Premier Inc, Cl A	1,500	41
Progyny Inc *	716	28
Prothena Corp PLC *	416	28
PTC Therapeutics Inc *	534	22
QIAGEN NV *	2,099	94

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quest Diagnostics Inc	819	$115
QuidelOrtho Corp *	500	41
R1 RCM Inc *	1,748	32
Reata Pharmaceuticals Inc, Cl A *	300	31
Regeneron Pharmaceuticals Inc *	756	543
Repligen Corp *	337	48
ResMed Inc	954	208
Revance Therapeutics Inc *	912	23
REVOLUTION Medicines *	1,055	28
Revvity Inc	818	97
Royalty Pharma PLC, Cl A	2,657	82
Sage Therapeutics Inc *	722	34
Sarepta Therapeutics Inc *	609	70
Seagen Inc *	954	184
Select Medical Holdings Corp	800	25
Shockwave Medical Inc *	273	78
Silk Road Medical Inc *	6	—
Sotera Health Co *	1,300	24
STAAR Surgical Co *	497	26
STERIS PLC	683	154
Stryker Corp	2,594	791
Syneos Health Inc, Cl A *	944	40
Tandem Diabetes Care Inc *	725	18
Teladoc Health Inc *	1,110	28
Teleflex Inc	435	105
Tenet Healthcare Corp *	787	64
TG Therapeutics Inc *	700	17
Thermo Fisher Scientific Inc	2,840	1,482
Travere Therapeutics Inc *	1,100	17
Twist Bioscience Corp *	1,078	22
Ultragenyx Pharmaceutical Inc *	600	28
United Therapeutics Corp *	307	68
UnitedHealth Group Inc	6,762	3,250
Universal Health Services Inc, Cl B	447	71
Vaxcyte Inc *	790	39
Veeva Systems Inc, Cl A *	967	191
Vertex Pharmaceuticals Inc *	1,896	667
Viatris Inc, Cl W	8,246	82
Vir Biotechnology Inc *	800	20
Waters Corp *	469	125
West Pharmaceutical Services Inc	549	210
Xencor Inc *	1,252	31
Zimmer Biomet Holdings Inc	1,585	231
Zoetis Inc, Cl A	3,407	587

		41,597
Information Technology — 2.1%
Accenture PLC, Cl A	2,023	624
Adobe Inc *	1,446	707
Akamai Technologies Inc *	500	45
Amdocs Ltd	806	80
ANSYS Inc *	308	102
Aspen Technology Inc *	180	30

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atlassian Corp Ltd, Cl A *	445	$75
Autodesk Inc, Cl A *	711	145
Bentley Systems Inc, Cl B	1,100	60
BILL Holdings Inc *	449	52
Black Knight Inc *	800	48
Cadence Design Systems Inc *	793	186
Cloudflare Inc, Cl A *	1,040	68
Cognizant Technology Solutions Corp, Cl A	1,463	95
Crowdstrike Holdings Inc, Cl A *	688	101
Datadog Inc, Cl A *	824	81
DocuSign Inc, Cl A *	653	33
Dropbox Inc, Cl A *	66	2
DXC Technology Co *	800	21
Dynatrace Inc *	716	37
EPAM Systems Inc *	231	52
Fair Isaac Corp *	88	71
Five9 Inc *	300	25
Fortinet Inc *	2,064	156
Gartner Inc *	238	83
Gen Digital Inc	1,174	22
Globant SA *	200	36
GoDaddy Inc, Cl A *	419	31
Guidewire Software Inc, Cl Z *	353	27
HubSpot Inc *	135	72
International Business Machines Corp	2,614	350
Intuit Inc	884	405
Manhattan Associates Inc *	282	56
Microsoft Corp	22,223	7,568
MongoDB Inc, Cl A *	206	85
Nutanix Inc, Cl A *	803	23
Okta Inc, Cl A *	516	36
Oracle Corp, Cl B	4,695	559
Palantir Technologies Inc, Cl A *	5,654	87
Palo Alto Networks Inc *	960	245
PTC Inc *	430	61
Roper Technologies Inc	382	184
Salesforce Inc *	2,836	599
ServiceNow Inc *	642	361
Smartsheet Inc, Cl A *	400	15
Snowflake Inc, Cl A *	1,008	177
Splunk Inc *	394	42
Synopsys Inc *	472	206
Twilio Inc, Cl A *	600	38
Tyler Technologies Inc *	181	75
UiPath Inc, Cl A *	1,400	23
Unity Software Inc *	750	33
VeriSign Inc *	214	48
VMware Inc, Cl A *	853	123
Workday Inc, Cl A *	720	163
Zoom Video Communications Inc, Cl A *	918	62
Zscaler Inc *	260	38

		14,829

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 3.0%
Acadia Realty Trust ‡	2,011	$29
Agree Realty Corp ‡	1,314	86
Alexander & Baldwin Inc ‡	1,740	32
Alexandria Real Estate Equities Inc ‡	2,939	334
American Assets Trust Inc ‡	1,084	21
American Homes 4 Rent, Cl A ‡	5,478	194
American Tower Corp, Cl A ‡	7,738	1,501
Americold Realty Trust Inc ‡	4,379	141
Apartment Income Corp ‡	3,189	115
Apartment Investment and Management Co, Cl A ‡	5,019	43
Apple Hospitality REIT Inc ‡	5,325	80
Armada Hoffler Properties Inc ‡	5,200	61
AvalonBay Communities Inc ‡	2,230	422
Boston Properties Inc ‡	2,449	141
Brixmor Property Group Inc ‡	5,329	117
Broadstone Net Lease Inc, Cl A ‡	2,801	43
Camden Property Trust ‡	1,735	189
CareTrust REIT Inc ‡	1,950	39
CBRE Group Inc, Cl A *	5,148	415
Community Healthcare Trust Inc ‡	1,300	43
Corporate Office Properties Trust ‡	1,345	32
Cousins Properties Inc ‡	2,206	50
Crown Castle Inc ‡	7,000	798
CubeSmart ‡	3,684	165
Cushman & Wakefield PLC *	3,003	25
DiamondRock Hospitality Co ‡	5,169	41
Digital Realty Trust Inc, Cl A ‡	5,002	570
DigitalBridge Group	2,016	30
Douglas Elliman Inc	6,405	14
Douglas Emmett Inc ‡	2,351	30
Easterly Government Properties Inc, Cl A ‡	1,901	28
EastGroup Properties Inc ‡	769	134
Elme Communities ‡	2,007	33
Empire State Realty Trust Inc, Cl A ‡	3,935	29
EPR Properties, Cl A ‡	1,836	86
Equinix Inc ‡	1,502	1,177
Equity Commonwealth ‡	1,756	36
Equity LifeStyle Properties Inc ‡	3,017	202
Equity Residential ‡	6,023	397
Essential Properties Realty Trust Inc ‡	2,457	58
Essex Property Trust Inc ‡	1,049	246
Extra Space Storage Inc ‡	2,074	309
Federal Realty Investment Trust ‡	1,437	139
First Industrial Realty Trust Inc ‡	2,384	125
Forestar Group Inc *	1,000	23
Four Corners Property Trust Inc ‡	1,754	45
Gaming and Leisure Properties Inc ‡	4,064	197
Getty Realty Corp ‡	1,063	36
Global Net Lease Inc ‡	2,722	28
Healthcare Realty Trust Inc, Cl A ‡	5,715	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Healthpeak Properties Inc ‡	9,004	$181
Highwoods Properties Inc ‡	1,622	39
Host Hotels & Resorts Inc ‡	11,313	190
Howard Hughes Corp/The *	800	63
Independence Realty Trust Inc ‡	6,112	111
Innovative Industrial Properties Inc, Cl A ‡	453	33
InvenTrust Properties Corp ‡	1,881	44
Invitation Homes Inc ‡	9,559	329
Iron Mountain Inc ‡	4,700	267
JBG SMITH Properties ‡	1,701	26
Jones Lang LaSalle Inc *	932	145
Kennedy-Wilson Holdings Inc	2,600	42
Kilroy Realty Corp ‡	2,574	77
Kimco Realty Corp ‡	10,443	206
Kite Realty Group Trust ‡	3,641	81
Lamar Advertising Co, Cl A ‡	1,473	146
Life Storage Inc ‡	1,358	181
LTC Properties Inc ‡	1,065	35
LXP Industrial Trust, Cl B ‡	4,662	45
Macerich Co/The ‡	3,263	37
Medical Properties Trust Inc ‡	9,233	86
Mid-America Apartment Communities Inc ‡	1,929	293
National Health Investors Inc ‡	746	39
National Storage Affiliates Trust ‡	1,525	53
NETSTREIT Corp ‡	1,978	35
NNN REIT Inc ‡	3,403	146
Omega Healthcare Investors Inc ‡	4,261	131
Opendoor Technologies Inc *	11,000	44
Outfront Media Inc ‡	2,238	35
Park Hotels & Resorts Inc ‡	3,665	47
Pebblebrook Hotel Trust ‡	2,288	32
Phillips Edison & Co Inc ‡	2,358	80
Physicians Realty Trust ‡	2,709	38
Piedmont Office Realty Trust Inc, Cl A ‡	3,300	24
Plymouth Industrial REIT Inc ‡	2,700	62
Postal Realty Trust Inc, Cl A ‡	3,500	51
PotlatchDeltic Corp ‡	1,843	97
Prologis Inc ‡	15,025	1,843
Public Storage ‡	2,499	729
Rayonier Inc ‡	2,266	71
Realty Income Corp ‡	9,951	595
Regency Centers Corp ‡	3,086	191
Retail Opportunity Investments Corp ‡	1,722	23
Rexford Industrial Realty Inc ‡	3,301	172
RLJ Lodging Trust ‡	3,589	37
Ryman Hospitality Properties Inc ‡	758	70
Sabra Health Care Inc ‡	2,796	33
Safehold ‡	1,800	43
Saul Centers Inc ‡	748	28
SBA Communications Corp, Cl A ‡	1,829	424
Service Properties Trust ‡	4,112	36
Simon Property Group Inc ‡	5,104	589

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SITE Centers Corp ‡	2,668	$35
SL Green Realty Corp ‡	753	23
Spirit Realty Capital Inc ‡	2,123	84
St Joe Co/The	1,000	48
STAG Industrial Inc ‡	2,504	90
Sun Communities Inc ‡	1,903	248
Sunstone Hotel Investors Inc ‡	5,786	59
Tanger Factory Outlet Centers Inc ‡	2,756	61
Terreno Realty Corp ‡	1,650	99
UDR Inc ‡	5,324	229
Urban Edge Properties ‡	2,441	38
Ventas Inc ‡	6,449	305
Veris Residential Inc ‡	1,108	18
VICI Properties Inc, Cl A ‡	15,792	496
Vornado Realty Trust ‡	2,337	42
Welltower Inc ‡	7,584	613
Weyerhaeuser Co ‡	11,855	397
WP Carey Inc ‡	3,238	219
Xenia Hotels & Resorts Inc ‡	1,862	23
Zillow Group Inc, Cl A *	976	48
Zillow Group Inc, Cl C *	2,675	134

		21,001
Utilities — 1.4%
AES Corp/The	6,486	134
ALLETE Inc	798	46
Alliant Energy Corp	2,235	117
Ameren Corp	2,270	185
American Electric Power Co Inc	4,819	406
American States Water Co	438	38
American Water Works Co Inc	1,698	242
Atmos Energy Corp	1,318	153
Avangrid Inc	876	33
Avista Corp	976	38
Black Hills Corp, Cl A	398	24
Brookfield Infrastructure Corp, Cl A	1,190	54
Brookfield Renewable Corp, Cl A	955	30
California Water Service Group, Cl A	890	46
CenterPoint Energy Inc	6,462	188
Chesapeake Utilities Corp	200	24
Clearway Energy Inc, Cl C	1,083	31
CMS Energy Corp	2,560	150
Consolidated Edison Inc	3,256	294
Constellation Energy Corp	3,169	290
Dominion Energy Inc	7,393	383
DTE Energy Co	1,760	194
Duke Energy Corp	7,158	642
Edison International	3,708	258
Entergy Corp	1,796	175
Essential Utilities Inc	2,722	109
Evergy Inc	1,832	107
Exelon Corp	9,205	375
FirstEnergy Corp	4,929	192

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Hawaiian Electric Industries Inc		1,510	$55
IDACORP Inc, Cl A		343	35
MGE Energy Inc		725	57
National Fuel Gas Co		862	44
New Jersey Resources Corp		1,136	54
NextEra Energy Inc		17,933	1,331
NiSource Inc		3,977	109
Northwest Natural Holding Co		500	22
NorthWestern Corp		806	46
NRG Energy Inc		1,918	72
OGE Energy Corp		1,325	48
ONE Gas Inc		343	26
Ormat Technologies Inc		500	40
Otter Tail Corp		400	32
PG&E Corp *		14,930	258
Pinnacle West Capital Corp		967	79
PNM Resources Inc		491	22
Portland General Electric Co		857	40
PPL Corp		6,932	183
Public Service Enterprise Group Inc		4,960	311
Sempra Energy		2,925	426
SJW Group		410	29
Southern Co/The		10,181	715
Southwest Gas Holdings Inc		838	53
Spire Inc		318	20
Sunnova Energy International Inc *		1,200	22
UGI Corp		2,140	58
Vistra Corp		3,533	93
WEC Energy Group Inc		2,936	259
Xcel Energy Inc		5,118	318
York Water Co/The		600	25

			9,840
Total Common Stock
(Cost $117,078) ($ Thousands)			207,204

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 8.4%
Communication Services — 0.3%
Altice France
3.375%, 01/15/2028	EUR	117	93
CCO Holdings
4.750%, 02/01/2032 (D)		$535	436
4.500%, 08/15/2030 (D)		63	53
4.500%, 06/01/2033 (D)		219	172
DISH DBS
5.250%, 12/01/2026 (D)		1,007	808
Interpublic Group of
5.375%, 06/15/2033		246	243
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	237	235

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
5.050%, 07/15/2033		$107	$105

			2,145

Consumer Discretionary — 1.3%
Altice Financing
3.000%, 01/15/2028	EUR	237	199
Booking Holdings
4.625%, 04/13/2030		$1,080	1,052
Caesars Entertainment
7.000%, 02/15/2030 (D)		220	221
Carnival
4.000%, 08/01/2028 (D)		605	536
Cox Communications
5.700%, 06/15/2033 (D)		127	128
ERAC USA Finance
4.600%, 05/01/2028 (D)		360	350
Ford Motor
6.100%, 08/19/2032		435	422
Ford Motor Credit
7.350%, 11/04/2027		204	208
General Motors Financial
5.800%, 06/23/2028		327	326
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (D)		413	329
Harley-Davidson Financial Services
3.050%, 02/14/2027 (D)		700	627
Las Vegas Sands
3.900%, 08/08/2029		722	644
LKQ
6.250%, 06/15/2033 (D)		138	139
5.750%, 06/15/2028 (D)		315	314
Marriott International
5.750%, 05/01/2025		68	68
4.900%, 04/15/2029		309	301
MDC Holdings
6.000%, 01/15/2043		389	351
Nissan Motor
4.345%, 09/17/2027 (D)		1,086	988
Royal Caribbean Cruises
8.250%, 01/15/2029 (D)		231	242
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	237	230
Time Warner Cable
4.500%, 09/15/2042		$330	247
Wynn Macau
5.625%, 08/26/2028 (D)		348	304
ZF North America Capital
6.875%, 04/14/2028 (D)		569	576

			8,802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 0.6%
Altria Group
3.400%, 05/06/2030	$745	$658
BAT Capital
4.906%, 04/02/2030	467	441
2.259%, 03/25/2028	1,337	1,146
Cargill
5.125%, 10/11/2032 (D)	239	241
Natura & Luxembourg Holdings SARL
6.000%, 04/19/2029 (D)	392	363
Natura Cosmeticos
4.125%, 05/03/2028 (D)	322	279
Philip Morris International
5.625%, 11/17/2029	110	112
5.375%, 02/15/2033	549	548
4.875%, 02/13/2026	582	578
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	660	–

		4,366

Energy — 0.4%
Continental Resources
2.268%, 11/15/2026 (D)	1,050	935
Ecopetrol
8.625%, 01/19/2029	512	513
Oleoducto Central
4.000%, 07/14/2027 (D)	218	191
ONEOK Partners
6.125%, 02/01/2041	63	61
Ovintiv
6.250%, 07/15/2033	153	151
5.650%, 05/15/2028	104	102
Var Energi
8.000%, 11/15/2032 (D)	403	426
7.500%, 01/15/2028 (D)	314	323

		2,702

Financials — 3.5%
ABN AMRO Bank
4.750%, 07/28/2025 (D)	269	259
AIB Group
7.583%, U.S. SOFR + 3.456%, 10/14/2026 (C)(D)	392	398
AIB Group MTN
4.263%, ICE LIBOR USD 3 Month + 1.874%, 04/10/2025 (C)(D)	438	428
Aircastle
5.250%, 08/11/2025 (D)	456	441
4.125%, 05/01/2024	181	176
2.850%, 01/26/2028 (D)	904	769

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ally Financial
6.992%, U.S. SOFR + 3.260%, 06/13/2029 (C)	$259	$256
Aviation Capital Group
6.375%, 07/15/2030 (D)	206	204
5.500%, 12/15/2024 (D)	352	344
4.875%, 10/01/2025 (D)	182	174
4.375%, 01/30/2024 (D)	161	158
4.125%, 08/01/2025 (D)	6	6
3.500%, 11/01/2027 (D)	165	146
1.950%, 01/30/2026 (D)	480	427
1.950%, 09/20/2026 (D)	153	133
Banco de Credito del Peru S.A. MTN
3.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (C)(D)	755	693
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (C)	400	374
Bank of Ireland Group
6.253%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.650%, 09/16/2026 (C)(D)	210	208
Barclays PLC
7.385%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.300%, 11/02/2028 (C)	383	399
BNP Paribas
7.375%, USD Swap Semi 30/360 5 Yr Curr + 5.150%(C)(F)	200	194
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.340%(C)(F)	669	478
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (C)(D)	806	660
Capital One Financial
6.377%, U.S. SOFR + 2.860%, 06/08/2034 (C)	486	483
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(C)(F)	184	176
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(C)(F)	756	614
Citigroup
9.341%, ICE LIBOR USD 3 Month + 4.068%(C)(F)	125	125
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(C)(F)	359	307

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danske Bank
6.466%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/09/2026 (C)(D)		$274	$273
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (C)(D)		245	229
Deutsche Bank NY
6.119%, U.S. SOFR + 3.190%, 07/14/2026 (C)		255	252
3.961%, U.S. SOFR + 2.581%, 11/26/2025 (C)		315	300
2.129%, U.S. SOFR + 1.870%, 11/24/2026 (C)		347	309
Discover Bank
4.682%, USISOA05 + 1.730%, 08/09/2028 (C)		475	434
Global Payments
5.300%, 08/15/2029		287	279
2.900%, 11/15/2031		157	128
Goldman Sachs Group
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(C)(F)		328	274
HSBC Holdings
8.113%, U.S. SOFR + 4.250%, 11/03/2033 (C)		695	771
7.390%, U.S. SOFR + 3.350%, 11/03/2028 (C)		789	833
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (C)		219	177
Intesa Sanpaolo
7.000%, 11/21/2025 (D)		214	216
Lloyds Banking Group PLC
7.953%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.750%, 11/15/2033 (C)		604	655
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.760%(C)(F)		735	702
Mitsubishi UFJ Financial Group
5.475%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.530%, 02/22/2031 (C)		213	212
Mizuho Financial Group
5.414%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 09/13/2028 (C)		430	427
Morgan Stanley
0.406%, 10/29/2027 (C)	EUR	480	457
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (C)(D)		$319	287

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Group
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (C)	$569	$559
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (D)	309	20
PNC Financial Services Group
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (C)	108	104
S&P Global
4.250%, 05/01/2029	166	161
Santander Holdings USA
6.499%, U.S. SOFR + 2.356%, 03/09/2029 (C)	165	163
4.260%, SOFRINDX + 1.380%, 06/09/2025 (C)	196	188
2.490%, U.S. SOFR + 1.249%, 01/06/2028 (C)	67	58
Santander UK Group Holdings
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (C)	603	604
Societe Generale
2.797%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 01/19/2028 (C)(D)	623	552
Standard Chartered
6.783%, ICE LIBOR USD 3 Month + 1.510%(C)(D)(F)	400	368
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.661%(C)(D)(F)	552	524
3.971%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.650%, 03/30/2026 (C)(D)	239	229
Svenska Handelsbanken
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.048%(C)(F)	800	617
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (C)	600	573
Synchrony Financial
4.875%, 06/13/2025	118	112
4.500%, 07/23/2025	120	113
3.950%, 12/01/2027	118	103
2.875%, 10/28/2031	328	239
UBS Group
6.373%, U.S. SOFR + 3.340%, 07/15/2026 (C)(D)	344	342
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (C)(D)	238	230

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (C)(D)		$427	$380
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (C)(D)		292	236
UniCredit
3.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (C)(D)		201	159
2.569%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 09/22/2026 (C)(D)		519	468
1.982%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.200%, 06/03/2027 (C)(D)		231	203
US Bancorp
5.300%, TSFR3M + 3.176%(C)(F)		474	385
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(C)(F)		327	288

			24,223

Health Care — 0.0%
Organon & Co
2.875%, 04/30/2028	EUR	200	189
Takeda Pharmaceutical
4.400%, 11/26/2023		$220	219

			408

Industrials — 0.8%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		190	191
4.450%, 04/03/2026		173	165
2.450%, 10/29/2026		671	599
Air Lease
3.625%, 04/01/2027		40	37
2.100%, 09/01/2028		178	148
Air Lease MTN
2.875%, 01/15/2026		85	79
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	237	225
Delta Air Lines
4.750%, 10/20/2028 (D)		$475	461
4.500%, 10/20/2025 (D)		341	334
Embraer Netherlands Finance BV
5.400%, 02/01/2027		670	643
ENA Master Trust
4.000%, 05/19/2048 (D)		272	203
Flowserve
2.800%, 01/15/2032		246	196
Honeywell International
4.125%, 11/02/2034	EUR	810	893

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$206	$201
4.350%, 04/05/2036 (D)		203	179
Odebrecht Holdco Finance
3.635%, 09/10/2058 (A)(D)		294	1
Regal Rexnord
6.050%, 02/15/2026 (D)		789	790
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	125	122
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		$141	134

			5,601

Information Technology — 0.9%
Broadcom
4.926%, 05/15/2037 (D)		535	484
3.187%, 11/15/2036 (D)		448	339
3.137%, 11/15/2035 (D)		154	118
Entegris Escrow
4.750%, 04/15/2029 (D)		699	649
HP
4.750%, 01/15/2028		106	103
Infor
1.750%, 07/15/2025 (D)		340	310
International Business Machines
4.900%, 07/27/2052		434	406
Kyndryl Holdings
2.050%, 10/15/2026		631	544
Lenovo Group
5.831%, 01/27/2028		966	964
Micron Technology
6.750%, 11/01/2029		563	585
NXP BV
5.550%, 12/01/2028		317	319
Prosus
3.257%, 01/19/2027 (D)		264	239
Seagate HDD Cayman
8.250%, 12/15/2029 (D)		399	417
SK Hynix
2.375%, 01/19/2031 (D)		290	224
Tencent Holdings MTN
3.240%, 06/03/2050 (D)		439	288
TSMC Arizona
3.875%, 04/22/2027		406	391
Western Digital
3.100%, 02/01/2032		35	26
2.850%, 02/01/2029		157	125

			6,531

Materials — 0.1%
Freeport Indonesia MTN
4.763%, 04/14/2027 (D)		243	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Glencore Funding
5.400%, 05/08/2028 (D)	$261	$258
Volcan Cia Minera SAA
4.375%, 02/11/2026 (D)	81	60

		553

Real Estate — 0.1%
American Tower
4.050%, 03/15/2032	118	108
3.650%, 03/15/2027	235	220
Vornado Realty
2.150%, 06/01/2026	403	341

		669

Utilities — 0.4%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	301	257
Chile Electricity PEC
3.270%, 01/25/2028 (A)(D)	291	223
Comision Federal de Electricidad
4.688%, 05/15/2029 (D)	268	241
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041	403	296
Electricite de France
9.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.411%(C)(D)(F)	238	244
Enel Finance International
7.500%, 10/14/2032 (D)	400	443
Engie Energia Chile
3.400%, 01/28/2030	390	325
NRG Energy
7.000%, 03/15/2033 (D)	421	424
Terraform Global Operating
6.125%, 03/01/2026 (D)	74	72
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(C)(D)(F)	286	250

		2,775

Total Corporate Obligations
(Cost $64,394) ($ Thousands)		58,775

ASSET-BACKED SECURITIES — 4.6%
Automotive — 1.7%

Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	841	841

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	$554	$545
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	424	419
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	140	132
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	347	326
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	369
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(D)	611	576
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(D)	144	137
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	415	411
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(D)	707	704
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	605	529
Hertz Vehicle Financing III, Ser 2022-1A, Cl C
2.630%, 06/25/2026(D)	620	567
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(D)	189	184
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(D)	528	521
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	1,307	1,296
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(D)	484	481
Prestige Auto Receivables Trust, Ser 2022-1A, Cl A2
5.900%, 07/15/2025(D)	397	396
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(D)	702	686
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(D)	562	553

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(D)	$537	$533
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(D)	605	604
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025(D)	248	247
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(D)	850	848
		11,905

Credit Cards — 0.1%

Brex Commercial Charge Card Master Trust, Ser 2022-1, Cl A
4.630%, 07/15/2025(D)	1,010	983

Other Asset-Backed Securities — 2.8%

AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	830	682
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(D)	77	74
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(D)	94	91
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(D)	126	123
AGL CLO 12, Ser 2021-12A, Cl A1
6.410%, ICE LIBOR USD 3 Month + 1.160%, 07/20/2034(C)(D)	970	951
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(D)	321	318
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(D)	185	174
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.450%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034(C)(D)	589	578
Ballyrock CLO 15, Ser 2021-1A, Cl C
8.360%, ICE LIBOR USD 3 Month + 3.100%, 04/15/2034(C)(D)	600	573
Ballyrock CLO 16, Ser 2021-16A, Cl A1
6.380%, ICE LIBOR USD 3 Month + 1.130%, 07/20/2034(C)(D)	1,222	1,201
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(D)	181	154

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	$232	$193
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	923	910
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	839	716
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(D)	455	385
Dryden 78 CLO, Ser 2020-78A, Cl C
7.210%, ICE LIBOR USD 3 Month + 1.950%, 04/17/2033(C)(D)	620	591
Dryden 78 CLO, Ser 2020-78A, Cl D
8.260%, ICE LIBOR USD 3 Month + 3.000%, 04/17/2033(C)(D)	320	299
Elevation CLO, Ser 2020-11A, Cl C
7.460%, ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(C)(D)	550	529
Elmwood CLO IX, Ser 2021-2A, Cl D
8.200%, ICE LIBOR USD 3 Month + 2.950%, 07/20/2034(C)(D)	583	553
Flatiron CLO 21, Ser 2021-1A, Cl D
8.165%, ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(C)(D)	620	586
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	267	226
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.320%, ICE LIBOR USD 3 Month + 1.070%, 04/20/2034(C)(D)	651	637
Hardee's Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(D)	381	341
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(D)	265	226
HFX, Ser 2017-1A
3.647%, 03/15/2035	830	787
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.375%, ICE LIBOR USD 3 Month + 1.120%, 07/25/2034(C)(D)	1,127	1,107
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	294	259
Neighborly Issuer, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(D)	323	269
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	780	758
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	205	184
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
6.360%, ICE LIBOR USD 3 Month + 1.100%, 07/16/2035(C)(D)	1,141	1,120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.390%, ICE LIBOR USD 3 Month + 1.130%, 07/17/2035(C)(D)	$690	$679
NMEF Funding, Ser 2022-B, Cl A2
6.070%, 06/15/2029(D)	367	364
OCP CLO, Ser 2021-18A, Cl AR
6.340%, ICE LIBOR USD 3 Month + 1.090%, 07/20/2032(C)(D)	849	837
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	636	575
Rad CLO 7, Ser 2020-7A, Cl C
7.260%, ICE LIBOR USD 3 Month + 2.000%, 04/17/2033(C)(D)	280	269
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	440	391
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(D)	530	510
Voya CLO, Ser 2020-1A, Cl DR
8.110%, ICE LIBOR USD 3 Month + 2.850%, 04/15/2031(C)(D)	250	227
		19,447

Total Asset-Backed Securities
(Cost $33,971) ($ Thousands)		32,335

MORTGAGE-BACKED SECURITIES — 4.1%
Agency Mortgage-Backed Obligations — 0.5%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
0.957%, 06/15/2047(C)	1,043	104
FHLMC CMO, Ser 2020-4981, Cl HS, IO
0.950%, 06/25/2050(C)	2,063	200
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.267%, SOFR30A + 2.200%, 05/25/2042(C)(D)	581	585
FNMA
3.000%, 02/01/2052	2,196	1,949
FNMA CMO, Ser 2014-78, Cl SE, IO
0.950%, 12/25/2044(C)	788	74
FNMA CMO, Ser 2016-77, Cl DS, IO
0.850%, 10/25/2046(C)	788	73
FNMA CMO, Ser 2017-62, Cl AS, IO
1.000%, 08/25/2047(C)	880	95
FNMA CMO, Ser 2017-97, Cl LS, IO
1.050%, 12/25/2047(C)	1,234	136
GNMA CMO, Ser 2017-122, Cl SA, IO
1.043%, 08/20/2047(C)	644	69

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-134, Cl SE, IO
1.043%, 09/20/2047(C)	$535	$47

		3,332
Non-Agency Mortgage-Backed Obligations — 3.6%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	44	31
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	240	133
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	101	72
AREIT Trust, Ser 2022-CRE6, Cl A
6.317%, SOFR30A + 1.250%, 01/20/2037(C)(D)	1,318	1,284
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037(C)(D)	365	265
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
6.194%, ICE LIBOR USD 1 Month + 1.000%, 11/15/2033(C)(D)	1,610	1,519
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.333%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(C)(D)	779	731
Bellemeade Re, Ser 2019-3A, Cl M1C
7.100%, ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(C)(D)	238	238
Bellemeade Re, Ser 2021-1A, Cl M1C
8.017%, SOFR30A + 2.950%, 03/25/2031(C)(D)	437	444
Bellemeade Re, Ser 2021-2A, Cl M1B
6.567%, SOFR30A + 1.500%, 06/25/2031(C)(D)	704	696
Bellemeade Re, Ser 2022-2, Cl M1A
9.067%, SOFR30A + 4.000%, 09/27/2032(C)(D)	978	999
BFLD Trust, Ser 2021-FPM, Cl A
6.794%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2038(C)(D)	1,189	1,131
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
7.093%, ICE LIBOR USD 1 Month + 1.900%, 04/15/2034(C)(D)	162	159
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.343%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(C)(D)	656	637
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	88	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	$122	$58
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	26
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(C)(D)	626	593
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
7.550%, ICE LIBOR USD 1 Month + 2.400%, 04/25/2031(C)(D)	19	19
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
7.450%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(C)(D)	3	3
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
7.300%, ICE LIBOR USD 1 Month + 2.150%, 09/25/2031(C)(D)	3	3
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
7.250%, ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(C)(D)	30	30
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
7.150%, ICE LIBOR USD 1 Month + 2.000%, 01/25/2040(C)(D)	114	114
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.717%, SOFR30A + 1.650%, 12/25/2041(C)(D)	319	309
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.967%, SOFR30A + 1.900%, 12/25/2041(C)(D)	1,023	997
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.567%, SOFR30A + 3.500%, 03/25/2042(C)(D)	838	855
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
8.167%, SOFR30A + 3.100%, 03/25/2042(C)(D)	211	213
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
7.367%, SOFR30A + 2.300%, 01/25/2043(C)(D)	431	433
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.367%, SOFR30A + 2.300%, 05/25/2043(C)(D)	837	841

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.967%, SOFR30A + 1.900%, 06/25/2043(C)(D)	$796	$797
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.530%, ICE LIBOR USD 1 Month + 0.380%, 12/25/2036(C)	329	116
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
7.067%, SOFR30A + 2.000%, 01/25/2051(C)(D)	77	73
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl M2
6.850%, ICE LIBOR USD 1 Month + 1.700%, 01/25/2050(C)(D)	99	99
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M2
7.867%, SOFR30A + 2.800%, 10/25/2050(C)(D)	243	247
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.717%, SOFR30A + 1.650%, 01/25/2034(C)(D)	217	217
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.567%, SOFR30A + 1.500%, 10/25/2041(C)(D)	1,079	1,052
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
6.867%, SOFR30A + 1.800%, 11/25/2041(C)(D)	1,042	1,004
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
7.417%, SOFR30A + 2.350%, 12/25/2041(C)(D)	668	634
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.067%, SOFR30A + 1.000%, 01/25/2042(C)(D)	436	428
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
6.917%, SOFR30A + 1.850%, 01/25/2042(C)(D)	542	525
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
8.017%, SOFR30A + 2.950%, 06/25/2042(C)(D)	716	729
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
7.217%, SOFR30A + 2.150%, 09/25/2042(C)(D)	390	393

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.567%, SOFR30A + 2.500%, 03/25/2052(C)(D)	$1,043	$1,052
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
7.167%, SOFR30A + 2.100%, 03/25/2043(C)(D)	500	501
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
7.100%, ICE LIBOR USD 1 Month + 1.950%, 10/25/2049(C)(D)	25	25
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
10.850%, ICE LIBOR USD 1 Month + 5.700%, 04/25/2028(C)	92	97
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
8.000%, ICE LIBOR USD 1 Month + 2.850%, 11/25/2029(C)	415	423
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
7.067%, SOFR30A + 2.000%, 11/25/2041(C)(D)	469	457
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.297%, 08/10/2044(C)(D)	13	4
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.223%, 01/10/2047(C)(D)	273	73
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	24
2.435%, 08/17/2026	769	726
1.433%, 08/17/2026	297	279
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.650%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2035(C)	53	43
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.946%, 09/15/2047(C)	15,612	84
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
7.250%, ICE LIBOR USD 1 Month + 2.100%, 04/25/2047(C)(D)	87	84
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(C)	125	46
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(D)	198	198

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.726%, TSFR1M + 1.579%, 07/15/2036(C)(D)	$313	$295
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
8.928%, ICE LIBOR USD 1 Month + 3.750%, 05/30/2023(C)(D)	278	273
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
8.878%, ICE LIBOR USD 1 Month + 3.700%, 11/27/2031(C)(D)	32	31
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.528%, ICE LIBOR USD 1 Month + 3.350%, 02/27/2023(C)(D)	111	107
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.534%, 11/15/2049(C)	925	774
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.650%, ICE LIBOR USD 1 Month + 5.500%, 11/25/2025(C)(D)	34	25
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.400%, ICE LIBOR USD 1 Month + 5.250%, 11/25/2025(C)(D)	148	108

		24,917
Total Mortgage-Backed Securities
(Cost $30,438) ($ Thousands)		28,249

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FFCB^
5.260%, U.S. SOFR + 0.170%, 01/23/2025(C)	2,100	2,100
5.225%, U.S. SOFR + 0.135%, 11/06/2023(C)	2,000	2,001
5.170%, U.S. SOFR + 0.080%, 05/24/2024(C)	500	500
5.130%, U.S. SOFR + 0.040%, 05/15/2024(C)	300	300
5.115%, U.S. SOFR + 0.025%, 09/27/2023(C)	600	600
0.300%, 09/01/2023	300	297
FHLB^
0.620%, 02/26/2026	200	180
FHLB DN^
4.910%, 02/02/2024(A)(B)	800	776

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC^
5.150%, 01/27/2026	$1,200	$1,187
4.200%, 08/28/2025	700	686
0.400%, 05/24/2024	400	382
FNMA^
5.060%, 02/07/2025	700	693
3.875%, 08/28/2024	800	785
0.625%, 04/22/2025	1,300	1,202
0.500%, 06/17/2025	1,500	1,377
0.375%, 06/14/2024	700	667
0.250%, 07/10/2023	1,100	1,099
0.250%, 11/27/2023	100	98

Total U.S. Government Agency Obligations
(Cost $15,275) ($ Thousands)		14,930

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	225	169
Dominican Republic International Bond
4.875%, 09/23/2032(D)	416	354
Magyar Export-Import Bank Zrt
6.125%, 12/04/2027(D)	753	745

Total Sovereign Debt
(Cost $1,390) ($ Thousands)		1,268

MUNICIPAL BOND — 0.1%
New York — 0.1%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023 (G)	515	515

Total Municipal Bond

(Cost $515) ($ Thousands)		515

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	408	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $24) ($ Thousands)		$3

Total Investments in Securities — 116.5%
(Cost $740,759) ($ Thousands)		$814,732

COMMON STOCK SOLD SHORT— (13.9)%
Communication Services — (0.6)%
Cable One Inc	(70)	(46)
Charter Communications Inc, Cl A *	(1,192)	(438)
Comcast Corp, Cl A	(48,048)	(1,996)
DISH Network Corp, Cl A *	(3,134)	(21)
Fox Corp, Cl A	(3,220)	(110)
Fox Corp, Cl B	(1,700)	(54)
Interpublic Group of Cos Inc/The	(4,305)	(166)
John Wiley & Sons Inc, Cl A	(500)	(17)
Liberty Broadband Corp, Cl C *	(1,278)	(102)
Liberty Media Corp-Liberty SiriusXM *	(2,694)	(88)
Magnite Inc *	(1,800)	(25)
New York Times Co/The, Cl A	(1,912)	(75)
News Corp, Cl A	(4,511)	(88)
News Corp, Cl B	(1,700)	(34)
Nexstar Media Group Inc, Cl A	(432)	(72)
Omnicom Group Inc	(2,335)	(222)
Paramount Global, Cl B	(6,081)	(97)
Scholastic Corp, Cl B	(500)	(20)
TEGNA Inc	(2,600)	(42)
Trade Desk Inc/The, Cl A *	(4,861)	(375)

		(4,088)

Consumer Discretionary — (9.3)%
Academy Sports & Outdoors Inc	(920)	(50)
Acushnet Holdings Corp	(1,480)	(81)
Adient PLC *	(4,787)	(183)
ADT Inc	(3,144)	(19)
Adtalem Global Education Inc *	(600)	(21)
Advance Auto Parts Inc	(596)	(42)
Airbnb Inc, Cl A *	(5,459)	(700)
Amazon.com Inc, Cl A *	(40,154)	(5,234)
American Axle & Manufacturing Holdings Inc *	(5,430)	(45)
Aptiv PLC *	(13,439)	(1,372)
Aramark	(4,044)	(174)
Arko Corp	(2,700)	(21)
Asbury Automotive Group Inc *	(191)	(46)
AutoNation Inc *	(426)	(70)
AutoZone Inc *	(196)	(489)
Bath & Body Works Inc	(2,102)	(79)
Beazer Homes USA Inc, Cl A *	(1,200)	(34)
Best Buy Co Inc	(1,973)	(162)
Bloomin' Brands Inc	(1,599)	(43)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Booking Holdings Inc *	(591)	$(1,596)
Boot Barn Holdings Inc *	(510)	(43)
BorgWarner Inc	(11,337)	(554)
Boyd Gaming Corp	(1,293)	(90)
Bright Horizons Family Solutions Inc *	(971)	(90)
Brinker International Inc *	(600)	(22)
Brunswick Corp/DE	(2,462)	(213)
Burlington Stores Inc *	(588)	(93)
Caesars Entertainment Inc *	(3,196)	(163)
Capri Holdings Ltd *	(4,338)	(156)
CarMax Inc *	(1,513)	(127)
Carnival Corp *	(14,665)	(276)
Carter's Inc	(1,267)	(92)
Cavco Industries Inc *	(277)	(82)
Century Communities Inc	(870)	(67)
Cheesecake Factory Inc/The	(762)	(26)
Chegg Inc *	(2,079)	(18)
Chipotle Mexican Grill Inc, Cl A *	(410)	(877)
Choice Hotels International Inc	(500)	(59)
Churchill Downs Inc	(1,064)	(148)
Columbia Sportswear Co	(1,322)	(102)
Coursera Inc *	(1,500)	(20)
Cracker Barrel Old Country Store Inc	(330)	(31)
Crocs Inc *	(1,997)	(225)
Dana Inc	(5,766)	(98)
Darden Restaurants Inc	(2,020)	(337)
Dave & Buster's Entertainment Inc *	(846)	(38)
Deckers Outdoor Corp *	(771)	(407)
Dick's Sporting Goods Inc	(510)	(67)
Domino's Pizza Inc	(580)	(195)
DoorDash Inc, Cl A *	(3,799)	(290)
Dorman Products Inc *	(1,353)	(107)
DR Horton Inc	(9,554)	(1,163)
DraftKings Inc, Cl A *	(5,789)	(154)
Duolingo Inc, Cl A *	(400)	(57)
eBay Inc	(5,278)	(236)
Etsy Inc *	(1,216)	(103)
Everi Holdings Inc *	(1,519)	(22)
Expedia Group Inc *	(2,241)	(245)
Fisker *	(4,163)	(23)
Five Below Inc *	(534)	(105)
Floor & Decor Holdings Inc, Cl A *	(1,116)	(116)
Foot Locker Inc, Cl A	(932)	(25)
Ford Motor Co	(194,316)	(2,940)
Fox Factory Holding Corp *	(2,112)	(229)
Frontdoor Inc *	(1,057)	(34)
GameStop Corp, Cl A *	(2,652)	(64)
Garmin Ltd	(5,118)	(534)
General Motors Co	(69,865)	(2,694)
Gentex Corp	(11,485)	(336)
Gentherm Inc *	(1,651)	(93)
Genuine Parts Co	(1,325)	(224)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Goodyear Tire & Rubber Co/The *	(14,205)	$(194)
GoPro Inc, Cl A *	(4,571)	(19)
Graham Holdings Co, Cl B	(100)	(57)
Grand Canyon Education Inc *	(372)	(38)
Green Brick Partners Inc *	(900)	(51)
Group 1 Automotive Inc	(255)	(66)
H&R Block Inc	(2,565)	(82)
Hanesbrands Inc	(10,571)	(48)
Harley-Davidson Inc, Cl A	(6,633)	(234)
Hasbro Inc	(4,463)	(289)
Helen of Troy Ltd *	(668)	(72)
Hilton Grand Vacations Inc *	(1,354)	(62)
Hilton Worldwide Holdings Inc	(4,149)	(604)
Home Depot Inc/The	(10,295)	(3,198)
Hyatt Hotels Corp, Cl A	(656)	(75)
Installed Building Products Inc	(753)	(106)
International Game Technology PLC	(1,433)	(46)
iRobot *	(694)	(31)
Jack in the Box Inc	(527)	(51)
KB Home	(2,649)	(137)
Kohl's Corp	(1,089)	(25)
Kontoor Brands Inc	(1,916)	(81)
Las Vegas Sands Corp *	(5,130)	(298)
Laureate Education Inc, Cl A	(2,000)	(24)
La-Z-Boy Inc, Cl Z	(1,411)	(40)
LCI Industries	(1,168)	(148)
Lear Corp	(3,117)	(447)
Leggett & Platt Inc	(4,601)	(136)
Lennar Corp, Cl A	(7,688)	(963)
Lennar Corp, Cl B	(509)	(57)
Leslie's Inc *	(2,000)	(19)
LGI Homes Inc *	(648)	(87)
Light & Wonder Inc, Cl A *	(1,422)	(98)
Lithia Motors Inc, Cl A	(331)	(101)
LKQ Corp	(2,950)	(172)
Lowe's Cos Inc	(6,108)	(1,379)
Lucid Group Inc *	(24,200)	(167)
Lululemon Athletica Inc *	(3,469)	(1,313)
Luminar Technologies, Cl A *	(13,717)	(94)
M/I Homes Inc *	(1,113)	(97)
Macy's Inc	(3,309)	(53)
Malibu Boats Inc, Cl A *	(590)	(35)
Marriott International Inc/MD, Cl A	(4,135)	(760)
Marriott Vacations Worldwide Corp	(653)	(80)
Mattel Inc *	(11,405)	(223)
McDonald's Corp	(11,438)	(3,413)
MDC Holdings Inc	(1,816)	(85)
Meritage Homes Corp	(1,068)	(152)
MGM Resorts International	(4,550)	(200)
Modine Manufacturing Co *	(2,809)	(93)
Mohawk Industries Inc *	(1,764)	(182)
Movado Group Inc	(661)	(18)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Murphy USA Inc	(252)	$(78)
National Vision Holdings Inc *	(1,000)	(24)
Newell Brands Inc, Cl B	(11,418)	(99)
NIKE Inc, Cl B	(37,337)	(4,121)
Nordstrom Inc	(1,064)	(22)
Norwegian Cruise Line Holdings Ltd *	(6,319)	(138)
NVR Inc *	(94)	(597)
Ollie's Bargain Outlet Holdings Inc *	(800)	(46)
O'Reilly Automotive Inc *	(670)	(640)
Oxford Industries Inc, Cl A	(626)	(62)
Papa John's International Inc, Cl A	(358)	(26)
Patrick Industries Inc	(1,411)	(113)
Peloton Interactive Inc, Cl A *	(10,079)	(77)
Penn Entertainment Inc *	(2,495)	(60)
Penske Automotive Group Inc, Cl A	(300)	(50)
Planet Fitness Inc, Cl A *	(1,201)	(81)
Polaris Inc	(1,678)	(203)
Pool Corp	(369)	(138)
PulteGroup Inc	(6,858)	(533)
PVH Corp	(1,980)	(168)
QuantumScape Corp, Cl A *	(11,382)	(91)
Ralph Lauren Corp, Cl A	(1,307)	(161)
Red Rock Resorts Inc, Cl A	(835)	(39)
RH *	(221)	(73)
Rivian Automotive Inc, Cl A *	(25,122)	(419)
Ross Stores Inc	(3,414)	(383)
Royal Caribbean Cruises Ltd *	(3,034)	(315)
SeaWorld Entertainment Inc *	(680)	(38)
Service Corp International/US	(2,418)	(156)
Shake Shack Inc, Cl A *	(846)	(66)
Signet Jewelers Ltd	(509)	(33)
Six Flags Entertainment Corp *	(578)	(15)
Skechers USA Inc, Cl A *	(3,847)	(203)
Skyline Champion Corp *	(1,557)	(102)
Solid Power *	(9,100)	(23)
Sonos Inc *	(4,022)	(66)
Standard Motor Products Inc	(916)	(34)
Starbucks Corp	(17,353)	(1,719)
Steven Madden Ltd	(2,700)	(88)
Stoneridge Inc *	(1,948)	(37)
Strategic Education Inc	(400)	(27)
Stride Inc *	(600)	(22)
Sturm Ruger & Co Inc	(600)	(32)
Sweetgreen, Cl A *	(2,106)	(27)
Tapestry Inc	(7,506)	(321)
Taylor Morrison Home Corp, Cl A *	(3,154)	(154)
Tempur Sealy International Inc	(4,861)	(195)
Tesla Inc *	(23,741)	(6,215)
Texas Roadhouse Inc, Cl A	(1,247)	(140)
Thor Industries Inc	(2,635)	(273)
TJX Cos Inc/The	(11,990)	(1,017)
Toll Brothers Inc	(3,160)	(250)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
TopBuild Corp *	(983)	$(261)
Topgolf Callaway Brands Corp *	(4,340)	(86)
Tractor Supply Co	(1,182)	(261)
Travel + Leisure Co	(1,900)	(77)
Tri Pointe Homes Inc *	(3,517)	(116)
Ulta Beauty Inc *	(491)	(231)
Under Armour Inc, Cl A *	(6,029)	(44)
Under Armour Inc, Cl C *	(6,219)	(42)
Urban Outfitters Inc *	(800)	(26)
Vail Resorts Inc	(697)	(175)
Valvoline Inc	(1,144)	(43)
VF Corp	(10,484)	(200)
Vista Outdoor Inc *	(1,676)	(46)
Visteon Corp *	(1,394)	(200)
Vizio Holding, Cl A *	(3,883)	(26)
Wayfair Inc, Cl A *	(1,100)	(71)
Wendy's Co/The	(2,895)	(63)
Whirlpool Corp	(1,746)	(260)
Williams-Sonoma Inc	(706)	(88)
Wingstop Inc, Cl A	(471)	(94)
Winnebago Industries Inc	(1,575)	(105)
Wolverine World Wide Inc	(2,009)	(29)
Wyndham Hotels & Resorts Inc	(1,243)	(85)
Wynn Resorts Ltd	(1,431)	(151)
XPEL Inc *	(998)	(84)
YETI Holdings Inc *	(2,801)	(109)
Yum! Brands Inc	(4,493)	(622)

		(65,076)

Information Technology — (2.5)%
Advanced Micro Devices Inc *	(5,453)	(621)
Amphenol Corp, Cl A	(2,161)	(184)
Analog Devices Inc	(1,668)	(325)
Apple Inc	(27,264)	(5,288)
Applied Materials Inc	(2,731)	(395)
Arista Networks Inc *	(1,067)	(173)
Arrow Electronics Inc, Cl A *	(409)	(59)
Avnet Inc	(997)	(50)
Broadcom Inc	(1,426)	(1,237)
CDW Corp/DE	(638)	(117)
Ciena Corp *	(750)	(32)
Cirrus Logic Inc *	(300)	(24)
Cisco Systems Inc	(16,845)	(872)
Cognex Corp	(822)	(46)
Coherent Corp *	(590)	(30)
Corning Inc, Cl B	(2,975)	(104)
Dell Technologies Inc, Cl C	(1,100)	(60)
Diodes Inc *	(301)	(28)
Enphase Energy Inc *	(414)	(69)
Entegris Inc	(634)	(70)
F5 Inc, Cl A *	(200)	(29)
First Solar Inc *	(310)	(59)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
GLOBALFOUNDRIES Inc *	(460)	$(30)
Hewlett Packard Enterprise Co	(5,007)	(84)
HP Inc	(4,238)	(130)
Intel Corp	(12,384)	(414)
Jabil Inc	(520)	(56)
Juniper Networks Inc	(1,749)	(55)
Keysight Technologies Inc *	(779)	(131)
KLA Corp	(466)	(226)
Lam Research Corp	(456)	(293)
Lattice Semiconductor Corp *	(466)	(45)
Littelfuse Inc	(100)	(29)
Lumentum Holdings Inc *	(426)	(24)
Marvell Technology Inc	(3,047)	(182)
Microchip Technology Inc	(1,856)	(166)
Micron Technology Inc	(3,685)	(233)
MKS Instruments Inc	(305)	(33)
Monolithic Power Systems Inc	(170)	(92)
Motorola Solutions Inc	(780)	(229)
National Instruments Corp	(500)	(29)
NetApp Inc	(670)	(51)
Novanta Inc *	(100)	(18)
NVIDIA Corp	(7,834)	(3,314)
ON Semiconductor Corp *	(1,728)	(163)
Onto Innovation Inc *	(287)	(33)
Pure Storage Inc, Cl A *	(921)	(34)
Qorvo Inc *	(392)	(40)
QUALCOMM Inc	(3,831)	(456)
Rambus Inc *	(190)	(12)
Sabre Corp *	(5,500)	(18)
Silicon Laboratories Inc *	(100)	(16)
Skyworks Solutions Inc	(715)	(79)
Teledyne Technologies Inc *	(200)	(82)
Teradyne Inc	(593)	(66)
Texas Instruments Inc	(3,052)	(549)
Trimble Inc *	(1,427)	(76)
Universal Display Corp	(326)	(47)
Western Digital Corp *	(1,140)	(43)
Wolfspeed Inc *	(509)	(28)
Zebra Technologies Corp, Cl A *	(199)	(59)

		(17,537)

Materials — (1.5)%
Air Products and Chemicals Inc	(1,841)	(551)
Albemarle Corp	(1,003)	(224)
Alcoa Corp	(1,342)	(46)
Alpha Metallurgical Resources Inc	(244)	(40)
Amcor PLC	(11,782)	(118)
AptarGroup Inc	(791)	(92)
Arconic *	(1,330)	(39)
Ashland Inc	(500)	(43)
ATI Inc *	(1,164)	(52)
Avery Dennison Corp	(721)	(124)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Avient Corp	(921)	$(38)
Axalta Coating Systems Ltd *	(1,849)	(61)
Balchem Corp	(300)	(40)
Ball Corp	(2,801)	(163)
Berry Global Group Inc	(1,480)	(95)
Cabot Corp	(500)	(33)
Carpenter Technology Corp	(400)	(22)
Celanese Corp, Cl A	(972)	(113)
CF Industries Holdings Inc	(1,686)	(117)
Chemours Co/The	(1,658)	(61)
Cleveland-Cliffs Inc *	(4,811)	(81)
Commercial Metals Co, Cl A	(1,032)	(54)
Constellium, Cl A *	(2,351)	(40)
Corteva Inc	(6,790)	(389)
Crown Holdings Inc	(865)	(75)
Dow Inc	(6,178)	(329)
DuPont de Nemours Inc	(4,506)	(322)
Eagle Materials Inc	(326)	(61)
Eastman Chemical Co	(1,079)	(90)
Ecolab Inc	(2,056)	(384)
Element Solutions Inc	(3,124)	(60)
FMC Corp	(1,022)	(107)
Freeport-McMoRan Inc, Cl B	(12,611)	(504)
Graphic Packaging Holding Co	(2,437)	(59)
HB Fuller Co	(759)	(54)
Hecla Mining Co	(8,432)	(43)
Huntsman Corp	(1,766)	(48)
Ingevity Corp *	(601)	(35)
International Flavors & Fragrances Inc	(2,153)	(171)
International Paper Co	(3,521)	(112)
Linde PLC	(4,418)	(1,684)
Livent Corp *	(1,586)	(44)
Louisiana-Pacific Corp	(529)	(40)
LyondellBasell Industries NV, Cl A	(2,404)	(221)
Martin Marietta Materials Inc, Cl A	(614)	(283)
Materion Corp	(200)	(23)
Mosaic Co/The	(3,159)	(111)
Newmont Corp	(7,132)	(304)
Nucor Corp	(2,329)	(382)
O-I Glass Inc, Cl I *	(2,636)	(56)
Olin Corp	(890)	(46)
Packaging Corp of America	(750)	(99)
PPG Industries Inc	(2,223)	(330)
Quaker Chemical Corp	(258)	(50)
Reliance Steel & Aluminum Co	(467)	(127)
Royal Gold Inc, Cl A	(679)	(78)
RPM International Inc	(1,018)	(91)
Scotts Miracle-Gro Co/The, Cl A	(300)	(19)
Sealed Air Corp	(1,187)	(47)
Sensient Technologies Corp	(600)	(43)
Sherwin-Williams Co/The, Cl A	(2,068)	(549)
Silgan Holdings Inc	(900)	(42)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Sonoco Products Co	(900)	$(53)
Southern Copper Corp	(895)	(64)
SSR Mining Inc	(1,700)	(24)
Steel Dynamics Inc	(1,478)	(161)
Stepan Co	(430)	(41)
Summit Materials Inc, Cl A *	(1,197)	(45)
Tronox Holdings	(1,826)	(23)
United States Steel Corp	(2,229)	(56)
Vulcan Materials Co	(1,054)	(238)
Westlake Corp	(410)	(49)
Westrock Co	(2,673)	(78)

		(10,591)

Total Common Stock Sold Short
(Proceeds $99,431) ($ Thousands)		(97,292)

Total Investments Sold Short — (13.9)%
(Proceeds $99,431) ($ Thousands)		$(97,292)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $23) ($ Thousands)		$(15)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at June 30, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options
August 2023, Crude Oil Future Option^	36	$2,880	$80.00	7/22/2023	$3

Total Purchased Option		$2,880			$3
WRITTEN OPTIONS — 0.0%
Put Options
August 2023, Crude Oil Future Option^	(9)	$(630)	70.00	07/22/2023	$(14)

Call Options
August 2023, Crude Oil Future Option^	(36)	(3,240)	90.00	07/22/2023	(1)

Total Written Options		$(3,870)			$(15)

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Brent Crude^	28	Sep-2023	$2,065	$2,103	$38
Brent Crude^	13	Nov-2023	1,052	971	(82)
Brent Crude^	26	Jan-2024	1,906	1,929	22
Brent Crude^	56	Jul-2023	4,261	4,223	(38)
Brent Crude^	13	Sep-2023	1,040	977	(64)
Coffee C^	13	Dec-2023	879	771	(108)
Coffee C^	3	Sep-2023	209	179	(30)
Coffee C^	13	Mar-2024	880	773	(107)
Copper^	15	Mar-2024	1,446	1,417	(29)
Copper^	49	Dec-2023	4,768	4,621	(147)
Copper^	43	Sep-2023	4,172	4,042	(130)
Corn^	46	Mar-2024	1,242	1,165	(77)
Corn^	53	Sep-2023	1,419	1,295	(125)
Corn^	69	Dec-2023	1,992	1,707	(285)
Cotton No. 2^	10	Dec-2023	405	402	(4)
Cotton No. 2^	20	Mar-2024	813	803	(11)
Gasoline^	7	Dec-2023	637	617	(20)
Gasoline^	43	Aug-2023	4,266	4,447	182
Gasoline^	4	Oct-2023	376	362	(14)
Gasoline^	4	Feb-2024	351	354	4
Gasoline^	28	Oct-2023	2,455	2,536	81
Gold^	11	Aug-2023	2,076	2,122	46
Gold^	21	Feb-2024	4,336	4,174	(162)
Gold^	54	Dec-2023	10,629	10,627	(2)
Gold^	21	Dec-2023	4,093	4,133	40
KC HRW Wheat^	12	Mar-2024	482	478	(5)
KC HRW Wheat^	6	Sep-2023	237	240	3
KC HRW Wheat^	11	Dec-2023	455	440	(14)
Lean Hogs^	85	Aug-2023	2,777	3,148	371
Lean Hogs^	9	Dec-2023	278	271	(8)
Lean Hogs^	64	Oct-2023	2,084	2,006	(78)
Lean Hogs^	16	Feb-2024	509	517	8
Lean Hogs^	10	Aug-2023	373	370	(2)
Live Cattle^	20	Oct-2023	1,371	1,436	66
Live Cattle^	7	Dec-2023	481	514	33

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Live Cattle^	30	Aug-2023	$2,067	$2,126	$59
Live Cattle^	14	Feb-2024	1,001	1,047	46
LME Lead^	2	Mar-2024	103	105	2
LME Lead^	72	Sep-2023	3,768	3,785	17
LME Lead^	2	Nov-2023	106	105	(1)
LME Lead^	5	Jan-2024	266	262	(4)
LME Nickel^	2	Nov-2023	286	248	(39)
LME Nickel^	4	Jan-2024	548	499	(48)
LME Nickel^	2	Mar-2024	257	251	(5)
LME Nickel^	1	Sep-2023	165	123	(42)
LME Primary Aluminum^	21	Sep-2023	1,203	1,127	(76)
LME Primary Aluminum^	98	Jul-2023	5,478	5,197	(282)
LME Primary Aluminum^	10	Mar-2024	577	555	(22)
LME Primary Aluminum^	20	Jan-2024	1,186	1,097	(89)
LME Primary Aluminum^	10	Nov-2023	596	542	(54)
LME Zinc^	28	Sep-2023	1,654	1,673	19
LME Zinc^	5	Nov-2023	366	299	(67)
LME Zinc^	5	Mar-2024	299	300	–
LME Zinc^	11	Jan-2024	734	658	(76)
LME Zinc^	8	Sep-2023	552	478	(74)
Low Sulphur Gasoil^	5	Mar-2024	338	343	5
Low Sulphur Gasoil^	9	Jan-2024	638	621	(17)
Low Sulphur Gasoil^	16	Sep-2023	1,128	1,121	(7)
Low Sulphur Gasoil^	4	Nov-2023	297	279	(18)
Natural Gas^	147	Aug-2023	3,878	4,078	199
Natural Gas^	47	Dec-2023	1,770	1,809	40
Natural Gas^	26	Feb-2024	877	911	33
Natural Gas^	34	Aug-2023	1,060	943	(117)
Natural Gas^	28	Oct-2023	915	899	(16)
Natural Gas^	64	Oct-2023	2,023	2,055	32
NY Harbor ULSD^	13	Aug-2023	1,289	1,333	45
NY Harbor ULSD^	2	Oct-2023	221	204	(16)
NY Harbor ULSD^	5	Dec-2023	517	507	(9)
NY Harbor ULSD^	2	Feb-2024	194	201	6
NY Harbor ULSD^	11	Aug-2023	1,133	1,128	(5)
NYMEX Cocoa^	90	Sep-2023	2,846	3,018	172
Platinum^	27	Oct-2023	1,253	1,233	(20)
Silver^	38	Sep-2023	4,597	4,374	(223)
Silver^	10	Mar-2024	1,282	1,183	(99)
Silver^	10	Dec-2023	1,199	1,167	(32)
Soybean^	28	Jan-2024	1,781	1,885	104
Soybean^	14	Mar-2024	854	928	75
Soybean^	42	Nov-2023	2,519	2,821	302
Soybean Meal^	14	Mar-2024	506	540	33
Soybean Meal^	173	Dec-2023	6,683	6,873	190
Soybean Meal^	27	Jan-2024	1,062	1,065	3
Soybean Oil^	31	Jan-2024	966	1,086	121
Soybean Oil^	16	Mar-2024	493	551	58
Soybean Oil^	181	Dec-2023	5,797	6,404	608
Sugar No. 11^	66	Feb-2024	1,745	1,692	(53)
Sugar No. 11^	228	Sep-2023	6,401	5,820	(582)
U.S. 5-Year Treasury Note	324	Sep-2023	35,275	34,698	(576)
Wheat^	20	Dec-2023	712	669	(43)
Wheat^	58	Sep-2023	2,167	1,888	(280)
Wheat^	20	Mar-2024	678	685	7
WTI Crude Oil^	15	Feb-2024	1,026	1,046	21
WTI Crude Oil^	17	Aug-2023	1,277	1,203	(73)
WTI Crude Oil^	14	Oct-2023	1,036	988	(48)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
WTI Crude Oil^	29	Dec-2023	$2,141	$2,036	$(105)
WTI Crude Oil^	37	Aug-2023	2,583	2,619	36
			191,184	189,551	(1,633)
Short Contracts
Cotton No. 2^	(47)	Dec-2023	$(1,890)	$(1,889)	$2
Feeder Cattle^	(6)	Aug-2023	(703)	(743)	(39)
Feeder Cattle^	(22)	Oct-2023	(2,658)	(2,778)	(120)
Japanese 10-Year Bond	(12)	Sep-2023	(12,769)	(12,333)	(56)
KC HRW Wheat^	(10)	Sep-2023	(391)	(400)	(9)
LME Nickel^	(4)	Sep-2023	(513)	(492)	20
LME Primary Aluminum^	(93)	Jun-2024	(6,159)	(5,245)	914
Low Sulphur Gasoil^	(28)	Sep-2023	(1,924)	(1,962)	(38)
MSCI EAFE Index	(104)	Sep-2023	(11,135)	(11,209)	(74)
Palladium^	(13)	Sep-2023	(1,635)	(1,589)	46
S&P 500 Index E-MINI	(101)	Sep-2023	(21,961)	(22,666)	(705)
U.S. 2-Year Treasury Note	(10)	Sep-2023	(2,063)	(2,033)	29
U.S. Ultra Long Treasury Bond	(11)	Sep-2023	(1,473)	(1,498)	(25)
			(65,274)	(64,837)	(55)
			$125,910	$124,714	$(1,688)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
Barclays PLC	07/31/23	EUR	2,453	USD	2,702	$21

A list of open OTC swap agreements held by the Fund at June 30, 2023, are as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	$16	$(5)	$(1)	$(4)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	13	(4)	(1)	(3)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	13	(4)	(2)	(2)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	2	(1)	—	(1)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	20	(12)	(2)	(10)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	18	(4)	(2)	(2)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(3)	(2)	(1)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	18	(4)	(2)	(2)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	4	(1)	—	(1)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	1	(2)	—	(2)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	8	(3)	(1)	(2)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	33	(7)	(4)	(3)
Credit Suisse	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	1	—	—	—
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(4)	(2)	(2)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	111	(25)	(13)	(12)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	62	(14)	(6)	(8)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	62	(14)	(6)	(8)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	120	(27)	(12)	(15)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	109	(24)	(9)	(15)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	8	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	17	(4)	(1)	(3)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	17	(4)	(1)	(3)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	36	(8)	(4)	(4)
						$(176)	$(72)	$(104)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Inflation Managed Fund (Concluded)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2023, are as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.HY. S39V1.5Y	5.00%	Quarterly	12/20/2027	$9,870	$(318)	$99	$(417)
CDX.NA.HY. S40V1.5Y	5.00%	Quarterly	06/20/2028	9,870	(283)	(20)	(263)
ITRAXX-AUSTRALIAS39	1.00%	Quarterly	06/20/2028	6,937	(105)	(61)	(44)
Malaysia	1.00%	Quarterly	06/20/2028	18,090	(368)	(118)	(250)
					$(1,074)	$(100)	$(974)

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S39V1.5Y	5.00%	Quarterly	12/20/2027	$9,870	$318	$(18)	$336
CDX.NA.IG.S40V1.5Y	1.00%	Quarterly	06/20/2028	11,276	92	148	(56)
					$410	$130	$280

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD @ 0%	USD CPI	Annually	01/15/2027	USD	6,000	$783	$–	$783
1.4725%	SOFR	Annually	11/09/2026	USD	1,490	109	132	(23)
1.455%	SOFR	Annually	11/08/2026	USD	1,490	109	133	(24)
1.3945%	SOFR	Annually	05/21/2031	USD	18,720	2,845	2,924	(79)
1.98%	SOFR	Annually	07/12/2027	USD	1,075	83	73	10
2.28%	SOFR	Annually	05/18/2025	USD	2,820	131	111	20
1.27%	SOFR	Annually	09/27/2029	USD	2,230	305	281	24
1.965%	SOFR	Annually	06/04/2029	USD	4,220	405	359	46
0.316%	SOFR	Annually	06/05/2027	USD	15,800	2,151	1,997	154
2.21%	SOFR	Annually	04/04/2027	USD	10,400	698	597	101
1.33%	SOFR	Annually	10/25/2026	USD	6,110	553	494	59
1.92%	SOFR	Annually	08/04/2025	USD	2,717	152	131	21
2.51%	SOFR	Annually	06/09/2025	USD	1,710	73	61	12
1.8%	SOFR	Annually	04/21/2025	USD	2,760	148	129	19
2.4%	SOFR	Annually	11/10/2035	USD	1,190	131	114	17
						$8,676	$7,536	$1,140

A list of the reverse repurchase agreements outstanding as of June 30, 2023 was as follows:

Multi-Asset Inflation Managed Fund
Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$(13,603)	CHASE SECURITIES	4.88%	$(13,603)
(109,629)	CHASE SECURITIES	4.89%	(109,629)
(7,410)	CHASE SECURITIES	5.14%	(7,410)
			$(130,642)

Percentages are based on Net Assets of $699,179 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2023.
(A)	Zero coupon security.
(B)	Interest rate represents the security's effective yield at the time of purchase.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $80,396 ($ Thousands), representing 11.5% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.
(G)	Security is escrowed to maturity.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 34.4%
Consumer Discretionary — 5.6%
American Honda Finance
5.491%, 07/21/2023 (A)	11,500	$11,465
Marriott International
5.564%, 08/30/2023 (A)	11,650	11,540
Parker-Hannifin
5.511%, 08/18/2023 (A)	11,500	11,413

		34,418

Consumer Staples — 2.0%
Mondelez International
5.435%, 07/12/2023 (A)	5,250	5,241
Walgreens Boots Alliance
5.995%, 07/14/2023 (A)	4,900	4,889
5.857%, 07/07/2023 (A)	2,000	1,998

		12,128

Energy — 2.8%
Enbridge US Inc.
10.913%, 07/31/2023 (A)	5,600	5,573
Entergy Corp.
5.395%, 07/13/2023 (A)	11,500	11,478

		17,051

Financials — 9.6%
BAT International Finance
5.584%, 09/20/2023 (A)	11,500	11,352
Corporacion Andina De Fomento
5.343%, 08/11/2023 (A)	4,600	4,572
General Motors Financial
112.152%, 08/17/2023 (A)	5,000	4,962
6.231%, 08/29/2023 (A)	2,500	2,476
6.231%, 10/03/2023 (A)	300	295
5.631%, 08/23/2023 (A)	550	545
Harley-Davidson Financial Services
5.860%, 07/18/2023 (A)	2,900	2,892
5.842%, 07/06/2023 (A)	6,750	6,744
5.696%, 07/27/2023 (A)	2,000	1,992
Mizuho
5.501%, 09/06/2023 (A)	11,500	11,387
White Plains Cap
5.849%, 09/12/2023 (A)	11,500	11,367

		58,584

Health Care — 1.9%
Humana
5.475%, 07/05/2023 (A)	11,500	11,491

Industrials — 1.9%
Cabot Corp.
5.445%, 07/27/2023 (A)	11,500	11,454

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Information Technology — 1.8%
Jabil
5.964%, 07/10/2023 (A)	7,750	$7,738
5.961%, 07/11/2023 (A)	3,350	3,344

		11,082

Materials — 4.0%
FMC
5.927%, 07/24/2023 (A)	11,500	11,454
Glencore FDG
5.612%, 08/02/2023 (A)	11,500	11,442
Nutrien
5.559%, 07/28/2023 (A)	1,750	1,743

		24,639

Utilities — 4.8%
Brookfield Infrastructure Holdings Canada
6.202%, 09/12/2023 (A)	6,750	6,672
Electricite de France
5.506%, 08/21/2023 (A)	11,500	11,407
Oglethorpe Power
5.546%, 07/24/2023 (A)	10,150	10,112
5.534%, 07/26/2023 (A)	350	348
5.457%, 07/31/2023 (A)	1,000	995

		29,534

Total Commercial Paper
(Cost $210,407) ($ Thousands)		210,381

U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bills
8.193%, 08/03/2023 (A)	$79,500	79,150
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	552	610
3.625%, 04/15/2028	415	445
3.375%, 04/15/2032	91	104
2.500%, 01/15/2029	340	350
2.375%, 01/15/2025	690	683
2.375%, 01/15/2027	324	325
2.125%, 02/15/2040	181	194
2.125%, 02/15/2041	288	309
2.000%, 01/15/2026	170	167
1.750%, 01/15/2028	453	448
1.625%, 10/15/2027	278	274
1.500%, 02/15/2053	190	184
1.375%, 02/15/2044	493	464
1.250%, 04/15/2028	777	752
1.125%, 01/15/2033	956	916
1.000%, 02/15/2046	238	207
1.000%, 02/15/2048	246	211
1.000%, 02/15/2049	218	187
0.875%, 01/15/2029	573	542

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.875%, 02/15/2047		$295	$248
0.750%, 07/15/2028		695	658
0.750%, 02/15/2042		357	303
0.750%, 02/15/2045		529	437
0.625%, 01/15/2026		677	645
0.625%, 07/15/2032		990	909
0.625%, 02/15/2043		341	280
0.500%, 01/15/2028		692	647
0.375%, 07/15/2025		909	870
0.375%, 01/15/2027		789	740
0.375%, 07/15/2027		779	730
0.250%, 01/15/2025		1,056	1,012
0.250%, 07/15/2029		769	702
0.250%, 02/15/2050		314	219
0.125%, 07/15/2024		313	304
0.125%, 10/15/2024		1,006	970
0.125%, 04/15/2025		949	903
0.125%, 10/15/2025		671	636
0.125%, 10/15/2025		248	236
0.125%, 04/15/2026		663	622
0.125%, 07/15/2026		633	595
0.125%, 10/15/2026		791	739
0.125%, 04/15/2027		776	718
0.125%, 01/15/2030		791	709
0.125%, 07/15/2030		906	812
0.125%, 01/15/2031		1,030	915
0.125%, 07/15/2031		977	866
0.125%, 01/15/2032		981	864
0.125%, 02/15/2051		346	231
0.125%, 02/15/2052		395	262

Total U.S. Treasury Obligations
(Cost $106,039) ($ Thousands)			105,304

SOVEREIGN DEBT — 12.5%

Japan Treasury Discount Bill (A)
0.384%, 08/14/2023	JPY	11,100,000	76,812

Total Sovereign Debt

(Cost $82,055) ($ Thousands)			76,812

	Shares
EXCHANGE TRADED FUNDS — 7.1%

iShares Core S&P 500 ETF		42,126	18,776
Vanguard Intermediate-Term Corporate Bond ETF		12,915	1,021
Vanguard Long-Term Corporate Bond ETF		2,719	213
Vanguard Mortgage-Backed Securities ETF		99,266	4,565

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS (continued)
Vanguard S&P 500 ETF	45,998	$18,734

Total Exchange Traded Funds
(Cost $28,051) ($ Thousands)		43,309

	Face Amount (Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
FHLB
4.500%, 03/10/2028	$7,260	7,330
FHLB DN
0.000%, 07/03/2023 (B)	11,500	11,500

Total U.S. Government Agency Obligations
(Cost $18,955) ($ Thousands)		18,830

	Shares
PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $197) ($ Thousands)		119

Total Investments in Securities — 74.3%
(Cost $445,704) ($ Thousands)		$454,755

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $145) ($ Thousands)		$(106)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Capital Stability Fund (Continued)

A list of the exchange traded option contracts held by the Fund at June 30, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Options
QQQ US 08/18/23 P353	322	$–	$353.00	8/19/2023	$119

Total Purchased Option		$–			$119
WRITTEN OPTIONS — 0.0%
Put Options
QQQ US 08/18/23 P333	(322)	$–	333.00	08/19/2023	$(46)

Call Options
QQQ US 08/18/23 C396	(322)	–	396.00	08/19/2023	(60)

Total Written Options		$–			$(106)

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Amsterdam Index	10	Jul-2023	$1,666	$1,691	$12
Australian 10-Year Bond	35	Sep-2023	2,774	2,707	(13)
Australian 3-Year Bond	3	Sep-2023	216	211	(1)
CAC40 10 Euro Index	16	Jul-2023	1,264	1,294	22
Canadian 10-Year Bond	73	Sep-2023	6,641	6,760	(59)
DAX Index	4	Sep-2023	1,765	1,775	–
Euro-Buxl	23	Sep-2023	3,439	3,503	40
Euro-OAT	3	Sep-2023	412	420	1
FTSE 100 Index	21	Sep-2023	2,004	2,013	7
FTSE MIB Index	2	Sep-2023	299	309	8
Hang Seng Index	5	Jul-2023	600	600	–
IBEX	9	Jul-2023	910	938	23
Long Gilt 10-Year Bond	29	Sep-2023	3,451	3,514	(33)
Long Gilt 10-Year Bond	1	Sep-2023	117	121	–
MSCI EAFE Index	115	Sep-2023	12,316	12,394	78
MSCI Emerging Markets	321	Sep-2023	16,313	16,016	(297)
NASDAQ 100 Index E-MINI	34	Sep-2023	10,210	10,429	219
Nikkei 225 Index	623	Sep-2023	14,246	14,297	553
Nikkei 225 Index	5	Sep-2023	800	837	37
OMX Stockholm 30	101	Jul-2023	2,196	2,166	(9)
Russell 2000 Index E-MINI	37	Sep-2023	3,496	3,522	26
S&P 500 Index E-MINI	53	Sep-2023	11,642	11,894	252
S&P Mid Cap 400 Index E-MINI	10	Sep-2023	2,582	2,644	62
S&P TSX 60 Index	9	Sep-2023	1,615	1,658	33
SPI 200 Index	36	Sep-2023	4,315	4,290	33
U.S. 2-Year Treasury Note	20	Oct-2023	4,073	4,067	(6)
U.S. 5-Year Treasury Note	202	Sep-2023	21,968	21,633	(335)
U.S. 10-Year Treasury Note	125	Sep-2023	14,275	14,033	(241)
U.S. Long Treasury Bond	5	Sep-2023	634	635	–
U.S. Ultra Long Treasury Bond	34	Sep-2023	4,619	4,631	13
			150,858	151,002	425
Short Contracts
Euro STOXX 50	(18)	Sep-2023	$(841)	$(869)	$(16)
Japanese 10-Year Bond	(10)	Sep-2023	(10,637)	(10,278)	(51)
MSCI Singapore Index	(12)	Jul-2023	(256)	(256)	–

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Capital Stability Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
S&P 500 Index E-MINI	(54)	Sep-2023	$(11,745)	$(12,118)	$(374)
SPI 200 Index	(13)	Sep-2023	(1,546)	(1,549)	(20)
			(25,025)	(25,070)	(461)
			$125,833	$125,932	$(36)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/05/23	USD	581	BRL	2,940	$27
Bank of America	07/13/23	USD	722	PEN	2,662	12
Bank of America	07/21/23	GBP	874	USD	1,088	(22)
Bank of America	07/27/23	USD	291	KRW	384,525	2
Bank of America	07/31/23	EUR	895	USD	968	(10)
Bank of America	09/13/23	USD	2,802	NOK	29,847	(7)
Barclays PLC	07/12/23	USD	407	IDR	6,126,053	2
Barclays PLC	07/31/23	EUR	1,613	USD	1,768	5
Barclays PLC	08/16/23	JPY	11,153,000	USD	84,192	6,432
Barclays PLC	09/21/23	USD	1,584	MYR	7,252	(15)
Barclays PLC	10/12/23	IDR	6,126,053	USD	406	(1)
BNP Paribas	07/27/23	USD	770	PHP	42,666	2
BNP Paribas	08/24/23	USD	2,246	NZD	3,646	(13)
BNP Paribas	08/24/23	NZD	2,280	USD	1,404	8
BNP Paribas	10/12/23	USD	1,040	IDR	15,611,539	(2)
Brown Brothers Harriman	07/07/23	USD	404	CNY	2,763	(23)
Brown Brothers Harriman	07/07/23	USD	491	CNH	3,475	(13)
Brown Brothers Harriman	07/07/23	CNY	2,971	USD	410	1
Brown Brothers Harriman	07/07/23	CNH	6,272	USD	899	37
Brown Brothers Harriman	07/13/23	USD	157	MXN	2,687	(1)
Brown Brothers Harriman	07/13/23	SGD	1,032	USD	772	10
Brown Brothers Harriman	07/13/23	USD	4,598	THB	156,786	(169)
Brown Brothers Harriman	07/13/23	MXN	1,607	USD	93	—
Brown Brothers Harriman	07/13/23	MXN	10,111	USD	577	(11)
Brown Brothers Harriman	07/13/23	THB	150,834	USD	4,432	171
Brown Brothers Harriman	07/20/23	USD	469	HUF	159,745	(4)
Brown Brothers Harriman	07/20/23	USD	552	CZK	12,179	7
Brown Brothers Harriman	07/20/23	USD	513	CZK	11,019	(7)
Brown Brothers Harriman	07/20/23	USD	1,606	PLN	6,704	43
Brown Brothers Harriman	07/20/23	USD	145	PLN	587	(1)
Brown Brothers Harriman	07/20/23	PLN	2,823	USD	671	(24)
Brown Brothers Harriman	07/20/23	CZK	7,875	USD	362	1
Brown Brothers Harriman	07/20/23	HUF	551,716	USD	1,573	(32)
Brown Brothers Harriman	07/21/23	USD	368	GBP	296	8
Brown Brothers Harriman	07/21/23	USD	386	CHF	349	5
Brown Brothers Harriman	07/21/23	CHF	694	USD	771	(6)
Brown Brothers Harriman	07/21/23	GBP	987	USD	1,236	(18)
Brown Brothers Harriman	07/31/23	EUR	100	USD	107	(2)
Brown Brothers Harriman	07/31/23	USD	611	EUR	565	6
Brown Brothers Harriman	07/31/23	USD	4,120	EUR	3,757	(15)
Brown Brothers Harriman	08/23/23	ZAR	4,929	USD	265	5
Brown Brothers Harriman	08/24/23	USD	363	CAD	479	(1)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	08/24/23	USD	673	NZD	1,091	$(5)
Brown Brothers Harriman	08/24/23	CAD	479	USD	364	2
Brown Brothers Harriman	08/24/23	CAD	2,194	USD	1,649	(11)
Brown Brothers Harriman	08/25/23	AUD	726	USD	493	9
Brown Brothers Harriman	08/25/23	USD	178	AUD	268	1
Brown Brothers Harriman	08/25/23	USD	708	AUD	1,044	(13)
Brown Brothers Harriman	08/25/23	JPY	3,676	USD	27	1
Brown Brothers Harriman	09/13/23	USD	196	SEK	2,090	(2)
Brown Brothers Harriman	09/13/23	SEK	2,143	USD	199	—
Brown Brothers Harriman	09/13/23	NOK	2,717	USD	258	4
Citigroup	08/25/23	USD	943	AUD	1,383	(21)
Deutsche Bank	07/07/23	USD	731	CNH	5,172	(20)
Deutsche Bank	07/12/23	IDR	6,238,785	USD	416	—
Deutsche Bank	07/13/23	USD	489	CLP	395,678	3
Deutsche Bank	07/13/23	USD	513	COP	2,318,837	41
Deutsche Bank	07/13/23	USD	649	MXN	11,510	20
Deutsche Bank	07/13/23	PEN	1,073	USD	289	(6)
Deutsche Bank	07/13/23	COP	2,877,969	USD	683	(5)
Deutsche Bank	07/20/23	USD	702	CZK	15,496	9
Deutsche Bank	07/21/23	CHF	460	USD	511	(5)
Deutsche Bank	07/27/23	USD	278	PHP	15,415	1
Deutsche Bank	07/27/23	PHP	103,548	USD	1,875	1
Deutsche Bank	07/27/23	PHP	35,350	USD	633	(6)
Deutsche Bank	07/31/23	EUR	545	USD	599	3
Deutsche Bank	07/31/23	USD	1,488	EUR	1,364	2
Deutsche Bank	08/24/23	USD	1,219	CAD	1,631	15
Deutsche Bank	09/20/23	EUR	962	USD	1,054	1
Deutsche Bank	09/25/23	INR	36,325	USD	441	—
Goldman Sachs	07/05/23	USD	111	BRL	551	3
Goldman Sachs	07/12/23	IDR	26,168,660	USD	1,742	(3)
Goldman Sachs	07/13/23	USD	148	COP	619,752	—
Goldman Sachs	07/13/23	USD	667	PEN	2,431	3
Goldman Sachs	07/13/23	PEN	1,279	USD	349	(3)
Goldman Sachs	07/13/23	CLP	328,072	USD	407	(1)
Goldman Sachs	07/13/23	COP	1,226,358	USD	279	(14)
Goldman Sachs	07/20/23	PLN	4,308	USD	1,031	(28)
Goldman Sachs	07/27/23	USD	720	PHP	40,527	14
Goldman Sachs	07/27/23	PHP	44,128	USD	800	2
Goldman Sachs	07/27/23	PHP	4,874	USD	88	(1)
Goldman Sachs	07/31/23	USD	639	EUR	591	7
Goldman Sachs	07/31/23	EUR	1,968	USD	2,159	9
Goldman Sachs	08/25/23	USD	1,308	AUD	1,948	(9)
Goldman Sachs	08/25/23	USD	3,390	JPY	468,456	(120)
Goldman Sachs	08/25/23	JPY	76,435	USD	546	13
Goldman Sachs	09/13/23	USD	2,941	SEK	31,502	(13)
Goldman Sachs	09/13/23	SEK	29,640	USD	2,767	13
Goldman Sachs	09/21/23	USD	159	MYR	727	(2)
Goldman Sachs	09/21/23	MYR	10,320	USD	2,253	21
Goldman Sachs	10/12/23	USD	146	IDR	2,199,587	—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
HSBC	09/25/23	USD	2,241	INR	184,972	$6
HSBC	09/25/23	INR	98,317	USD	1,191	(4)
JPMorgan Chase Bank	07/12/23	IDR	2,668,761	USD	179	2
JPMorgan Chase Bank	07/13/23	USD	279	COP	1,279,229	27
JPMorgan Chase Bank	07/13/23	USD	338	COP	1,402,470	(3)
JPMorgan Chase Bank	07/20/23	HUF	176,122	USD	503	(9)
JPMorgan Chase Bank	07/21/23	GBP	904	USD	1,151	2
JPMorgan Chase Bank	07/21/23	USD	1,835	GBP	1,431	(15)
JPMorgan Chase Bank	07/27/23	USD	286	KRW	363,404	(10)
JPMorgan Chase Bank	07/27/23	USD	824	PHP	46,375	16
JPMorgan Chase Bank	07/27/23	PHP	10,101	USD	180	(3)
JPMorgan Chase Bank	07/27/23	KRW	112,158	USD	84	(1)
JPMorgan Chase Bank	08/24/23	USD	898	CAD	1,184	(3)
JPMorgan Chase Bank	09/14/23	USD	180	TWD	5,460	(4)
JPMorgan Chase Bank	09/14/23	TWD	3,113	USD	102	2
JPMorgan Chase Bank	09/25/23	INR	30,263	USD	368	1
Merrill Lynch	07/05/23	USD	482	BRL	2,308	(4)
Merrill Lynch	07/05/23	BRL	7,147	USD	1,410	(71)
Merrill Lynch	07/12/23	USD	957	IDR	14,230,549	(8)
Merrill Lynch	07/12/23	IDR	7,120,834	USD	482	8
Merrill Lynch	07/13/23	USD	147	CLP	118,554	1
Merrill Lynch	07/13/23	USD	1,749	PEN	6,432	24
Merrill Lynch	07/13/23	PEN	11,881	USD	3,221	(54)
Merrill Lynch	07/13/23	CLP	230,163	USD	285	(1)
Merrill Lynch	07/20/23	USD	2,048	HUF	713,247	26
Merrill Lynch	07/20/23	CZK	32,647	USD	1,530	32
Merrill Lynch	07/21/23	USD	1,571	GBP	1,261	32
Merrill Lynch	07/27/23	USD	104	KRW	139,476	1
Merrill Lynch	07/27/23	USD	443	PHP	24,756	4
Merrill Lynch	07/27/23	KRW	1,282,963	USD	970	(5)
Merrill Lynch	08/25/23	USD	885	AUD	1,306	(14)
Merrill Lynch	09/13/23	NOK	26,562	USD	2,493	6
Merrill Lynch	09/14/23	USD	354	TWD	10,924	(2)
Morgan Stanley	07/05/23	USD	895	BRL	4,288	(7)
Morgan Stanley	07/05/23	BRL	2,940	USD	614	5
Morgan Stanley	07/07/23	USD	1,142	CNY	8,120	(23)
Morgan Stanley	07/07/23	CNH	16,170	USD	2,364	140
Morgan Stanley	07/12/23	USD	2,686	IDR	40,457,080	10
Morgan Stanley	07/12/23	IDR	18,616,642	USD	1,258	17
Morgan Stanley	07/13/23	USD	166	PEN	614	3
Morgan Stanley	07/13/23	USD	293	CLP	233,598	(2)
Morgan Stanley	07/13/23	USD	1,141	COP	5,264,469	116
Morgan Stanley	07/13/23	USD	1,959	MXN	35,597	111
Morgan Stanley	07/13/23	MXN	25,162	USD	1,385	(78)
Morgan Stanley	07/13/23	CLP	928,698	USD	1,169	13
Morgan Stanley	07/13/23	COP	3,057,554	USD	663	(67)
Morgan Stanley	07/20/23	USD	791	PLN	3,308	22
Morgan Stanley	07/20/23	CZK	14,045	USD	641	(4)
Morgan Stanley	07/21/23	CHF	2,510	USD	2,813	—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	07/21/23	USD	3,275	CHF	2,922	$—
Morgan Stanley	07/27/23	USD	374	KRW	484,898	(5)
Morgan Stanley	07/27/23	KRW	210,501	USD	162	2
Morgan Stanley	07/31/23	EUR	2,279	USD	2,445	(46)
Morgan Stanley	08/02/23	USD	610	BRL	2,940	(5)
Morgan Stanley	08/02/23	BRL	4,288	USD	890	7
Morgan Stanley	08/24/23	USD	775	NZD	1,257	(5)
Morgan Stanley	08/25/23	AUD	3,318	USD	2,282	70
Morgan Stanley	08/25/23	JPY	112,567	USD	817	31
Morgan Stanley	09/14/23	USD	232	TWD	7,046	(5)
Morgan Stanley	09/14/23	TWD	12,308	USD	405	9
Morgan Stanley	10/12/23	IDR	11,960,947	USD	797	2
UBS	08/02/23	USD	657	BRL	3,203	3
UBS	08/25/23	JPY	115,007	USD	835	32
						$6,622

A list of the open OTC swap agreements held by the Fund at June 30, 2023, is as follows:

Total Return Swap

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Swiss Market Index Future	Negative Index Return	Positive Index Return	Quarterly	09/15/2023	CHF	113	$—	$–	$–
								$—	$–	$–

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2023, is as follows:

Credit Default Swaps

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S39V1-5Y	Sell	(269.166)%	Quarterly	12/20/2027	$(3,317)	$107	$50	$57
CDX.NA.HY.S40V1-5Y	Sell	(58.249)%	Quarterly	06/20/2028	(2,180)	62	29	33
CDX.NA.IG.S39V1-5Y	Sell	(82.382)%	Quarterly	12/20/2027	(3,440)	50	39	11
CDX.NA.IG.S40V1-5Y	Sell	(38.091)%	Quarterly	06/20/2028	(1,030)	16	12	4
ITRAXX.XOVER.S38V1-5Y	Sell	(108.603)%	Quarterly	12/20/2027	(910)	48	32	16
						$283	$162	$121

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	4.022	Semi-Annually	01/24/2033	AUD	1,770	$(30)	$–	$(30)
3-MONTH NZD - BKBM	4.255	Quarterly	01/25/2033	NZD	1,500	(14)	–	(14)
6-MONTH AUD - BBSW	4.1425	Semi-Annually	01/30/2033	AUD	830	(9)	–	(9)
3-MONTH NZD - BKBM	4.2160	Quarterly	02/01/2033	NZD	950	(13)	–	(13)
6-MONTH AUD - BBSW	4.07	Semi-Annually	03/17/2033	AUD	1,100	12	–	12
3-MONTH NZD - BKBM	4.351	Quarterly	03/20/2033	NZD	920	–	–	–
6 MONTH BBSW- AUD	3.896	Semi-Annually	04/04/2033	AUD	–	44	–	44

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Multi-Asset Capital Stability Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH BKBM NZD	4.1895	Quarterly	04/05/2033	NZD	1,680	$(26)	$–	$(26)
6-MONTH AUD - BBSW	3.7445	Semi-Annually	04/12/2033	AUD	1,920	(50)	–	(50)
3-MONTH NZD - BKBM	4.1215	Quarterly	04/13/2033	NZD	1,840	(32)	–	(32)
						$(118)	$–	$(118)

Percentages are based on Net Assets of $611,889 ($ Thousands).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

(Unaudited)

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MYR — Malaysian Ringgit
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

Portfolio Abbreviations
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BAM — Build America Mutual Assurance Corp.
BBSW — Bank Bill Swap Rate
BKBM — Bank Bill Market Rate
BPS — Basis Points
BZDIOVRA — Overnight Brazil CETIP - Interbank Rate
CD — Certificate of Deposit
CDO — Collateralized Debt Obligation
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GICS — Global Industry Classification Standard
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized Index of Consumer Prices
IO — Interest Only — face amount represents notional amount
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MTN — Medium Term Note
MXN TIIE — Mexican Interbank TIIE 28-Day
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint Stock Company
PO — Principal Only
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced

SEI Institutional Managed Trust